UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-22127
COLUMBIA FUNDS VARIABLE SERIES TRUST II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia Variable Portfolio Funds

Semiannual Report For the Period Ended
June 30, 2011

References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio – Balanced Fund (formerly known as RiverSource Variable Portfolio – Balanced Fund)
Columbia Variable Portfolio – Cash Management Fund (formerly known as RiverSource Variable Portfolio – Cash Management Fund)
Columbia Variable Portfolio – Diversified Bond Fund (formerly known as RiverSource Variable Portfolio – Diversified Bond Fund)
Columbia Variable Portfolio – Dynamic Equity Fund (formerly known as RiverSource Variable Portfolio – Dynamic Equity Fund)
Columbia Variable Portfolio – Emerging Markets Opportunity Fund (formerly known as Threadneedle Variable Portfolio – Emerging Markets Fund)
Columbia Variable Portfolio – Global Bond Fund (formerly known as RiverSource Variable Portfolio – Global Bond Fund)
Columbia Variable Portfolio – Global Inflation Protected Securities Fund (formerly known as RiverSource Variable Portfolio – Global Inflation Protected Securities Fund)
Columbia Variable Portfolio – High Yield Bond Fund (formerly known as RiverSource Variable Portfolio – High Yield Bond Fund)
Columbia Variable Portfolio – Income Opportunities Fund (formerly known as RiverSource Variable Portfolio – Income Opportunities Fund)
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (formerly known as RiverSource Variable Portfolio – Mid Cap Growth Fund)
Variable Portfolio – Davis New York Venture Fund
Variable Portfolio – Goldman Sachs Mid Cap Value Fund
Variable Portfolio – Partners Small Cap Value Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

 Not FDIC insured - May Lose Value - No Bank Guarantee

The Columbia Variable Portfolio (VP) Funds provide several alternatives to consider for investment through your variable annuity contract or life insurance policy.

2011 SEMIANNUAL REPORT

The purpose of this semiannual report is to tell investors how the Fund performed.

Columbia VP – Balanced Fund
Your Fund at a Glance	2
Columbia VP – Cash Management Fund
Your Fund at a Glance	4
Columbia VP – Diversified Bond Fund
Your Fund at a Glance	6
Columbia VP – Dynamic Equity Fund
Your Fund at a Glance	8
Columbia VP – Emerging Markets Opportunity Fund
Your Fund at a Glance	10
Columbia VP – Global Bond Fund
Your Fund at a Glance	12
Columbia VP – Global Inflation Protected Securities Fund
Your Fund at a Glance	14
Columbia VP – High Yield Bond Fund
Your Fund at a Glance	16
Columbia VP – Income Opportunities Fund
Your Fund at a Glance	18
Columbia VP – Mid Cap Growth Opportunity Fund
Your Fund at a Glance	20
Variable Portfolio – Davis New York Venture Fund
Your Fund at a Glance	22
Variable Portfolio – Goldman Sachs Mid Cap Value Fund
Your Fund at a Glance	24
Variable Portfolio – Partners Small Cap Value Fund
Your Fund at a Glance	26
Fund Expense Examples	28
Portfolio of Investments	36
Statement of Assets and Liabilities	143
Statement of Operations	151
Statement of Changes in Net Assets	156
Financial Highlights	163
Notes to Financial Statements	188
Proxy Voting	208
Approval of Subadvisory Agreements	208
Results of Meeting of Shareholders	210

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

Columbia VP – Balanced Fund

FUND SUMMARY

>	Columbia VP – Balanced Fund (the Fund) Class 3 shares gained 5.13% for the six-months ended June 30, 2011.

The Fund underperformed its primary benchmark as represented by the Standard & Poor’s 500 Index (S&P 500 Index), which gained 6.02% during the same time period.

>	The Russell 1000® Value Index advanced 5.92%, while the Barclays Capital U.S. Aggregate Bond Index gained 2.72% during the same period.

>	The Fund outperformed its peer group, as represented by the Lipper Balanced Funds Index, which advanced 4.67%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia VP – Balanced Fund Class 3	+5.13%	+24.38%	+4.50%	+3.14%	+3.21%

S&P 500 Index(1) (unmanaged)	+6.02%	+30.69%	+3.34%	+2.94%	+2.72%

Russell 1000® Value Index(2) (unmanaged)	+5.92%	+28.94%	+2.28%	+1.15%	+3.99%

Barclays Capital U.S. Aggregate Bond Index(3) (unmanaged)	+2.72%	+3.90%	+6.46%	+6.52%	+5.74%

Lipper Balanced Funds Index(4) (unmanaged)	+4.67%	+20.32%	+4.41%	+4.40%	+4.36%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market place.

(2)	The Russell 1000® Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(3)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(4)	The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

On April 18, 2011, the S&P 500 Index replaced the Russell 1000 Value Index as the Fund’s primary benchmark. The investment manager made this recommendation to the Fund’s Board of Trustees (the Board) because the new index more closely aligns to the Fund’s investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the S&P 500 Index will be included.

2  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Balanced Fund

ASSET ALLOCATION & PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Stocks	62.5%

Consumer Discretionary	4.2

Consumer Staples	6.7

Energy	8.1

Financials	10.5

Health Care	7.8

Industrials	8.4

Information Technology	12.6

Materials	3.4

Telecommunication Services	0.8

Bonds	34.2

Asset-Backed Securities — Non-Agency	1.2

Commercial Mortgage-Backed — Agency	0.7

Commercial Mortgage-Backed — Non-Agency	3.8

Corporate Bonds & Notes	11.2

Foreign Government Obligations	0.7

Inflation-Indexed Bonds	0.3

Municipal Bonds	0.2

Residential Mortgage-Backed Securities — Agency	11.6

Residential Mortgage-Backed Securities — Non-Agency	0.3

U.S. Government Obligations & Agencies	0.6

U.S. Treasury Obligations	3.6

Senior Loans	0.0

Consumer Discretionary	0.0	*

Other(2)	3.3

*	Rounds to less than 0.1%.

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Federal Home Loan Mortgage Corp. 5.000% 06/01/41	3.2%

Apple, Inc.	2.6

JPMorgan Chase & Co.	2.3

Exxon Mobil Corp.	1.9

IBM Corp.	1.6

American Express Co.	1.6

U.S. Treasury 0.750% 03/31/13	1.6

eBay, Inc.	1.5

Tyco International Ltd.	1.5

Microsoft Corp.	1.5

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance
(Unaudited)

Columbia VP – Cash Management Fund

FUND SUMMARY

>	Columbia VP – Cash Management Fund (the Fund) Class 3 shares returned 0.00% for the six-months ended June 30, 2011.

>	The Fund’s annualized simple yield was 0.01% and its annualized compound yield was also 0.01% for the seven-day period ended June 30, 2011. The 7-day yields shown reflect more closely the earnings of the Fund than the total return. (Short-term yields may be higher or lower than the figures shown.)

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – Cash Management Fund
Class 1	+0.00%**	+0.01%	N/A	N/A	N/A	+0.01%

Class 2	+0.00%**	+0.01%	N/A	N/A	N/A	+0.02%

Class 3	+0.00%**	+0.01%	+0.33%	+1.91%	+1.80%	N/A

*	Not annualized.
**	Rounds to less than 0.01%.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

4  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Cash Management Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Asset-Backed Commercial Paper	24.3%

Asset-Backed Securities(2)	3.4

Certificates of Deposit	13.2

Commercial Paper	22.6

Repurchase Ageements	1.9

Treasury Note Short-Term	9.4

U.S. Government & Agency Obligations	6.6

U.S. Government-Insured Debt(3)	18.6

(1)	Percentages indicated are based upon total investments. The Fund’s composition is subject to change.
(2)	Category comprised of short-term commercial mortgage-backed securities.
(3)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance
(Unaudited)

Columbia VP – Diversified Bond Fund

FUND SUMMARY

>	Columbia VP – Diversified Bond Fund (the Fund) Class 3 shares gained 2.49% for the six-months ended June 30, 2011.

>	The Fund underperformed its benchmark, the unmanaged Barclays Capital U.S. Aggregate Bond Index, which advanced 2.72%.

>	The Fund also underperformed its peer group, as represented by the Lipper Intermediate Investment-Grade Debt Funds Index, which rose 3.13% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – Diversified Bond Fund
Class 1	+2.55%	+5.53%	N/A	N/A	N/A	+6.35%

Class 2	+2.47%	+5.34%	N/A	N/A	N/A	+6.16%

Class 3	+2.49%	+5.36%	+6.31%	+5.63%	+4.80%	N/A

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	+2.72%	+3.90%	+6.46%	+6.52%	+5.74%	+5.69%

Lipper Intermediate Investment-Grade Debt Funds Index(2) (unmanaged)	+3.13%	+5.63%	+7.21%	+6.23%	+5.51%	+6.58%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Intermediate Investment-Grade Debt Funds Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

6  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Diversified Bond Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Asset-Backed Securities — Non-Agency	1.3%

Commercial Mortgage-Backed Securities — Agency	0.0	*

Commercial Mortgage-Backed Securities — Non-Agency	14.6

Corporate Bonds & Notes	35.4

Foreign Government Obligations	0.2

Municipal Bonds	0.3

Preferred Stocks	0.8

Residential Mortgage-Backed Securities — Agency	19.1

Residential Mortgage-Backed Securities — Non-Agency	1.1

Senior Loans	0.0	*

U.S. Government & Agency Obligations	0.0	*

U.S. Treasury Obligations	15.2

Other(2)	12.0

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments’ for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.
*	Rounds to less than 0.1%.

QUALITY BREAKDOWN(1) (at June 30, 2011)

AAA rating*	54.1%

AA rating	2.8

A rating	12.8

BBB rating	21.8

Non-investment grade	7.4

Non-rated	1.1

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

*	On August 5, 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA”. The table above does not reflect the effect of such downgrade because it occurred after the period-end noted in the table. Because the Fund invests in U.S. government obligations, the value of the Fund’s shares may be adversely affected by S&P’s downgrade or any future downgrades of the U.S. government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  7

Your Fund at a Glance
(Unaudited)

Columbia VP – Dynamic Equity Fund

FUND SUMMARY

>	Columbia VP – Dynamic Equity Fund (the Fund) Class 3 shares gained 9.06% for the six-months ended June 30, 2011.

>	The Fund outperformed its primary benchmark, the Standard & Poor’s® 500 Index (S&P 500 Index), which advanced 6.02%.

>	The Fund also outperformed its peer group, as represented by the Lipper Large-Cap Core Funds Index, which rose 5.34% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – Dynamic Equity Fund
Class 1	+9.15%	+36.90%	N/A	N/A	N/A	+14.74%

Class 2	+8.95%	+36.51%	N/A	N/A	N/A	+14.46%

Class 3	+9.06%	+36.73%	+2.34%	+1.43%	+1.44%	N/A

S&P 500 Index(1) (unmanaged)	+6.02%	+30.69%	+3.34%	+2.94%	+2.72%	+10.68%

Lipper Large-Cap Core Funds Index(2) (unmanaged)	+5.34%	+28.64%	+2.41%	+2.54%	+2.11%	+9.02%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

8  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Dynamic Equity Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	11.2%

Consumer Staples	8.9

Energy	11.3

Financials	15.6

Health Care	12.0

Industrials	11.8

Information Technology	17.8

Materials	3.8

Telecommunication Services	3.1

Utilities	3.8

Other(2)	0.7

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Apple, Inc.	3.8%

Chevron Corp.	3.4

IBM Corp.	3.4

Microsoft Corp.	2.9

General Electric Co.	2.6

Wal-Mart Stores, Inc.	2.2

ConocoPhillips	2.1

Lorillard, Inc.	2.0

Intel Corp.	1.9

Eli Lilly & Co.	1.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  9

Your Fund at a Glance
(Unaudited)

Columbia VP – Emerging Markets Opportunity Fund

FUND SUMMARY

>	Columbia VP – Emerging Markets Opportunity Fund (the Fund) Class 3 shares fell 0.89% for the six-months ended June 30, 2011.

>	The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index which advanced 0.88%.

>	The Fund’s peer group, the Lipper Emerging Markets Funds Index, advanced 0.39% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

						Since
						inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – Emerging Markets Opportunity Fund
Class 1	-0.83%	+27.35%	N/A	N/A	N/A	+12.41%

Class 2	-0.93%	+27.10%	N/A	N/A	N/A	+12.11%

Class 3	-0.89%	+27.17%	+1.78%	+10.62%	+14.63%	N/A

MSCI Emerging Markets Index(1) (unmanaged)	+0.88%	+27.80%	+4.22%	+11.42%	+16.20%	+14.85%

Lipper Emerging Markets Funds Index(2) (unmanaged)	+0.39%	+28.22%	+3.01%	+9.93%	+15.35%	+13.59%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

10  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Emerging Markets Opportunity Fund

COUNTRY BREAKDOWN(1) (at June 30, 2011)

Brazil	15.6

China	13.9

Guernsey	0.5

Hong Kong	6.2

India	7.6

Indonesia	2.9

Korea	15.0

Malaysia	2.9

Mexico	3.9

Peru	0.6

Philippines	0.8

Russian Federation	8.4

South Africa	7.7

Taiwan	8.5

Thailand	2.2

Turkey	2.7

United Kingdom	0.3

Other(2)	0.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Vale SA, ADR (Brazil)	4.0%

Samsung Electronics Co., Ltd. (Korea)	2.9

Sberbank of Russia (Russian Federation)	2.7

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2.1

Itaú Unibanco Holding SA, ADR (Brazil)	1.9

Hyundai Mobis (Korea)	1.9

LG Chem Ltd. (Korea)	1.8

Petroleo Brasileiro SA, ADR (Brazil)	1.7

CNOOC Ltd., ADR (Hong Kong)	1.6

Hyundai Heavy Industries Co., Ltd. (Korea)	1.6

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  11

Your Fund at a Glance
(Unaudited)

Columbia VP – Global Bond Fund

FUND SUMMARY

>	Columbia VP – Global Bond Fund (the Fund) Class 3 shares gained 4.75% for the six-months ended June 30, 2011.

>	The Fund outperformed its benchmark, the Barclays Capital Global Aggregate Index, which rose 4.38%.

>	The Fund also outperformed its peer group, as represented by the Lipper Global Income Funds Index, which increased 3.71% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – Global Bond Fund
Class 1	+4.73%	+12.26%	N/A	N/A	N/A	+10.08%

Class 2	+4.63%	+12.01%	N/A	N/A	N/A	+9.83%

Class 3	+4.75%	+12.21%	+6.60%	+6.80%	+7.33%	N/A

Barclays Capital Global Aggregate Index(1) (unmanaged)	+4.38%	+10.51%	+6.04%	+7.10%	+7.41%	+9.03%

Lipper Global Income Funds Index(2) (unmanaged)	+3.71%	+9.73%	+6.81%	+6.56%	+6.90%	+7.95%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Barclays Capital Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

12  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Bond Fund

PORTFOLIO BREAKDOWN(1) at (June 30, 2011)

Asset-Backed Securities — Non-Agency	1.0%

Commercial Mortgage-Backed Securities — Agency	0.0	*

Commercial Mortgage-Backed Securities — Non-Agency	2.6

Corporate Bonds & Notes	30.8

Foreign Government Obligations	55.0

Inflation-Indexed Bonds	0.9

Residential Mortgage-Backed Securities — Agency	4.6

Residential Mortgage-Backed Securities — Non-Agency	0.4

U.S. Government & Agency Obligations	0.4

U.S. Treasury Obligations	0.5

Other(2)	3.8

*	Rounds to less than 0.1%.
(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2011)

AAA rating*	36.4%

AA rating	22.0

A rating	15.4

BBB rating	16.2

Non-investment grade	9.9

Non-rated	0.1

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest).Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

*	On August 5, 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA”. The table above does not reflect the effect of such downgrade because it occurred after the period-end noted in the table. Because the Fund invests in U.S. government obligations, the value of the Fund’s shares may be adversely affected by S&P’s downgrade or any future downgrades of the U.S. government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

TOP TEN COUNTRIES(1) (at June 30, 2011)

United States	33.4%

Japan	12.2

Netherlands	7.2

Germany	6.5

France	5.1

United Kingdom	5.0

Canada	4.3

Italy	3.0

Brazil	2.5

Australia	2.1

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  13

Your Fund at a Glance
(Unaudited)

Columbia VP – Global Inflation Protected Securities Fund

FUND SUMMARY

>	Columbia VP – Global Inflation Protected Securities Fund (the Fund) Class 3 shares gained 4.29% for the six-months ended June 30, 2011.

>	The Fund underperformed its benchmark, the Barclays Capital World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar), which advanced 4.43%.

>	The Barclays Capital U.S. Government Inflation-Linked Bond Index advanced 5.84% for the same timeframe.

>	The Fund underperformed the Blended Index (made up of 50% Barclays Capital World Government Inflation-Linked Bond Index, excluding U.S., fully hedged to the U.S. dollar, and 50% Barclays Capital U.S. Government Inflation-Linked Bond Index), which rose 4.66%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

					Since	Since
					inception	inception
	6 months*	1 year	3 years	5 years	9/13/04	5/3/10
Columbia VP – Global Inflation Protected Securities Fund
Class 1	+4.34%	+6.00%	N/A	N/A	N/A	+5.57%

Class 2	+4.27%	+5.71%	N/A	N/A	N/A	+5.28%

Class 3	+4.29%	+5.85%	+3.81%	+5.25%	+4.42%	N/A

Barclays Capital World Government Inflation-Linked Bond Index(1) (unmanaged)	+4.43%	+6.52%	+5.09%	+6.02%	+5.54%	+6.47%

Barclays Capital U.S. Government Inflation-Linked Bond Index(2) (unmanaged)	+5.84%	+7.78%	+5.27%	+6.90%	+5.66%	+8.26%

Blended Index(3) (unmanaged)	+4.66%	+6.77%	+5.10%	+6.18%	+5.59%	+6.80%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses. It is not possible to invest directly in an index.

(1)	The Barclays Capital World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Barclays Capital U.S. Government Inflation-Linked Bond Index is an unmanaged index that measures the performance of the U.S. government inflation-linked bond market. The index reflects reinvestment of all distributions and changes in market prices.

(3)	The Blended Index consists of 50% Barclays Capital World Government Inflation-Linked Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Barclays Capital U.S. Government Inflation-Linked Bond Index.

14  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Inflation Protected Securities Fund

COUNTRY BREAKDOWN(1) (at June 30, 2011)

Australia	2.7%

Belgium	0.1

Brazil	0.3

Canada	2.7

France	10.6

Germany	0.2

Greece	0.8

Italy	7.6

Mexico	1.7

Sweden	1.8

United Kingdom	22.3

United States	48.4

Other(2)	0.8

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2011)

AAA rating*	86.3%

AA rating	7.7

A rating	3.6

BBB rating	1.2

BB rating	0.1

Non-rated	1.1

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

*	On August 5, 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA”. The table above does not reflect the effect of such downgrade because it occurred after the period-end noted in the table. Because the Fund invests in U.S. government obligations, the value of the Fund’s shares may be adversely affected by S&P’s downgrade or any future downgrades of the U.S. government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  15

Your Fund at a Glance
(Unaudited)

Columbia VP – High Yield Bond Fund

FUND SUMMARY

>	Columbia VP – High Yield Bond Fund (the Fund) Class 3 shares gained 4.42% for the six-months ended June 30, 2011.

>	The Fund underperformed its benchmark, the unmanaged JP Morgan Global High Yield Index, which increased 5.48%.

>	The Fund also underperformed the Lipper High Current Yield Bond Funds Index, representing the Fund’s peer group, which rose 4.64% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – High Yield Bond Fund
Class 1	+4.40%	+15.56%	N/A	N/A	N/A	+10.90%

Class 2	+4.20%	+15.17%	N/A	N/A	N/A	+10.54%

Class 3	+4.42%	+15.41%	+11.36%	+8.47%	+7.85%	N/A

JP Morgan Global High Yield Index(1) (unmanaged)	+5.48%	+15.79%	+12.57%	+9.43%	+9.38%	+11.36%

Lipper High Current Yield Bond Funds Index(2) (unmanaged)	+4.64%	+15.86%	+9.29%	+7.05%	+7.14%	+10.56%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

16  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – High Yield Bond Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Corporate Bonds & Notes	88.4%

Senior Loans	0.3

Limited Partnerships	0.0	*

Other(2)	11.3

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.
*	Rounds to less than 0.1%.

QUALITY BREAKDOWN(1) (at June 30, 2011)

BBB rating	4.4%

BB rating	30.6

B rating	50.6

CCC rating	13.7

C rating	0.7

Non-rated	0.0	*

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).
*	Rounds to less that 0.1%.

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 0.3% of the bond portfolio assets were determined through internal analysis.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Ally Financial, Inc. 8.000% 2020	2.3%

Sprint Nextel Corp. 8.375% 2017	1.1

CIT Group, Inc. 7.000% 2017	1.1

ING Groep NV 5.775% 2049	1.0

HCA, Inc. 7.875% 2020	1.0

Hexion U.S. Finance Corp./Nova Scotia ULC 8.875% 2018	1.0

Tunica-Biloxi Gaming Authority 9.000% 2015	0.9

Chesapeake Energy Corp. 6.625% 2020	0.8

Gibraltar Industries 8.000% 2015	0.8

Clear Channel Communications, Inc. 9.00% 2021	0.8

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  17

Your Fund at a Glance
(Unaudited)

Columbia VP – Income Opportunities Fund

FUND SUMMARY

>	Columbia VP – Income Opportunities Fund (the Fund) Class 3 shares gained 4.25% for the six-months ended June 30, 2011.

>	The Fund underperformed its benchmark, the unmanaged Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, which increased 4.82%.

>	The Fund also underperformed its peer group, as represented by the Lipper High Current Yield Bond Funds Index, which rose 4.64% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

					Since	Since
					inception	inception
	6 months*	1 year	3 years	5 years	6/1/04	5/3/10
Columbia VP – Income Opportunities Fund
Class 1	+4.40%	+14.58%	N/A	N/A	N/A	+10.63%

Class 2	+4.26%	+14.33%	N/A	N/A	N/A	+10.28%

Class 3	+4.25%	+14.40%	+11.28%	+8.33%	+7.96%	N/A

Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index(1) (unmanaged)	+4.82%	+14.56%	+10.53%	+8.29%	+7.99%	+10.98%

Lipper High Current Yield Bond Funds Index(2) (unmanaged)	+4.64%	+15.86%	+9.29%	+7.05%	+7.21%	+10.56%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

18  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Income Opportunities Fund

QUALITY BREAKDOWN(1) (at June 30, 2011)

BBB rating	4.7%

BB rating	44.1

B rating	47.8

Non-investment grade	3.4

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 0.12% of the bond portfolio assets were determined through internal analysis.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Ally Financial, Inc. 8.000% 03/15/20	1.7%

CIT Group, Inc. 7.000% 05/02/17	1.7

Ford Motor Credit Co. LLC 5.750% 02/01/21	1.3

Sprint Nextel Corp. 8.375% 08/15/17	1.3

HCA, Inc. 7.25% 09/15/20	1.2

Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	1.2

United Rentals North America, Inc. 9.250% 12/15/19	1.2

MGM Resorts International 9.000% 03/15/20	1.0

Frontier Communications Corp. 8.500% 04/15/20	0.9

CCO Holdings LLC/Capital Corp. 8.125% 04/30/20	0.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  19

Your Fund at a Glance
(Unaudited)

Columbia VP – Mid Cap Growth Opportunity Fund

FUND SUMMARY

>	Columbia VP – Mid Cap Growth Opportunity Fund (the Fund) Class 3 shares rose 3.37% for the six-months ended June 30, 2011.

>	The Fund underperformed its benchmark, the Russell Midcap® Growth Index, which increased 9.59% for the same time period.

>	The Fund also underperformed its peer group represented by the Lipper Mid-Cap Growth Funds Index, which returned 7.57% for the same timeframe.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – Mid Cap Growth Opportunity Fund
Class 1	+3.37%	+36.11%	N/A	N/A	N/A	+11.19%

Class 2	+3.30%	+35.96%	N/A	N/A	N/A	+11.00%

Class 3	+3.37%	+36.05%	+9.85%	+6.59%	+5.24%	N/A

Russell Midcap® Growth Index(1) (unmanaged)	+9.59%	+43.25%	+6.58%	+6.28%	+5.52%	+19.60%

Lipper Mid-Cap Growth Funds Index(2)(unmanaged)	+7.57%	+39.76%	+5.63%	+6.86%	+4.73%	+17.14%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000® Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

20  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Mid Cap Growth Opportunity Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	12.5%

Consumer Staples	4.9

Energy	8.6

Financials	5.3

Health Care	14.3

Industrials	14.6

Information Technology	30.1

Materials	7.9

Telecommunication Services	0.8

Other(2)	1.0

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

PMC — Sierra, Inc.	3.6%

Clean Energy Fuels Corp.	2.2

Delta Air Lines, Inc.	1.9

Finisar Corp.	1.9

DryShips, Inc.	1.7

Ciena Corp.	1.6

F5 Networks, Inc.	1.6

Mellanox Technologies Ltd.	1.5

Tesla Motors, Inc.	1.5

Akamai Technologies, Inc.	1.5

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  21

Your Fund at a Glance
(Unaudited)

VP – Davis New York Venture Fund

FUND SUMMARY

>	Variable Portfolio – Davis New York Venture Fund (the Fund) Class 3 shares gained 2.80% for the six-months ended June 30, 2011.

>	The Fund underperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500 Index), which gained 6.02% during the same period.

>	The Fund also underperformed its peer group, as represented by the Lipper Large-Cap Core Funds Index, which increased 5.34% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

					Since	Since
					inception	inception
	6 months*	1 year	3 years	5 years	5/1/06	5/3/10
VP – Davis New York Venture Fund

Class 1	+2.80%	+24.45%	N/A	N/A	N/A	+6.66%

Class 2	+2.80%	+24.18%	N/A	N/A	N/A	+6.57%

Class 3	+2.80%	+24.33%	+1.20%	+1.02%	+0.93%	N/A

S&P 500 Index(1) (unmanaged)	+6.02%	+30.69%	+3.34%	+2.94%	+2.38%	+10.68%

Lipper Large-Cap Core Funds Index(2) (unmanaged)	+5.34%	+28.64%	+2.41%	+2.54%	+1.92%	+9.02%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

22  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Davis New York Venture Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	5.6%

Consumer Staples	16.7

Energy	15.1

Financials	26.8

Health Care	12.1

Industrials	5.5

Information Technology	6.2

Materials	6.4

Telecommunication Services	0.3

Other(2)	5.3

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Costco Wholesale Corp.	5.8%

American Express Co.	5.4

Wells Fargo & Co.	4.6

CVS Caremark Corp.	4.4

EOG Resources, Inc.	4.0

Bank of New York Mellon Corp. (The)	3.7

Loews Corp.	3.6

Occidental Petroleum Corp.	3.4

Merck & Co., Inc.	3.2

Devon Energy Corp.	3.1

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  23

Your Fund at a Glance
(Unaudited)

VP – Goldman Sachs Mid Cap Value Fund

FUND SUMMARY

>	Variable Portfolio – Goldman Sachs Mid Cap Value Fund (the Fund) Class 3 shares gained 5.99% for the six-months ended June 30, 2011.

>	The Fund underperformed its benchmark, the Russell Midcap Value Index, which increased 6.69% during the same period.

>	The Fund also underperformed its peer group, as represented by the Lipper Mid-Cap Value Funds Index, which rose 6.12% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

					Since	Since
					inception	inception
	6 months*	1 year	3 years	5 years	2/4/04	5/3/10
VP – Goldman Sachs Mid Cap Value Fund
Class 1	+6.08%	+36.32%	N/A	N/A	N/A	+11.63%

Class 2	+5.91%	+35.98%	N/A	N/A	N/A	+11.39%

Class 3	+5.99%	+36.05%	+6.46%	+5.07%	+6.23%	N/A

Russell Midcap® Value Index(1) (unmanaged)	+6.69%	+34.28%	+6.35%	+4.01%	+8.16%	+12.25%

Lipper Mid-Cap Value Funds Index(2) (unmanaged)	+6.12%	+33.35%	+5.59%	+4.53%	+7.11%	+11.61%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

24  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Goldman Sachs Mid Cap Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	14.6%

Consumer Staples	5.2

Energy	6.8

Financials	28.6

Health Care	6.4

Industrials	10.3

Information Technology	7.5

Materials	3.9

Telecommunication Services	3.2

Utilities	11.4

Other(2)	2.1

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments. The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

JM Smucker Co. (The)	2.0%

Principal Financial Group, Inc.	1.9

PPL Corp.	1.9

Lear Corp.	1.9

Xcel Energy, Inc.	1.8

Sprint Nextel Corp.	1.7

Scripps Networks Interactive, Inc., Class A	1.7

SLM Corp.	1.7

DISH Network Corp., Class A	1.6

Liberty Media Corp. — Interactive, Class A	1.6

(1)	Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  25

Your Fund at a Glance
(Unaudited)

VP – Partners Small Cap Value Fund

FUND SUMMARY

>	Variable Portfolio – Partners Small Cap Value Fund (the Fund) Class 3 shares rose 3.60% for the six-months ended June 30, 2011.

>	The Fund underperformed its benchmark, the Russell 2000® Value Index, which increased 3.77% during the same period.

>	The Fund also underperformed its peer group, as represented by the Lipper Small-Cap Value Funds Index, which advanced 4.49% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

					Since	Since
					inception	inception
	6 months*	1 year	3 years	5 years	8/14/01	5/3/10
VP – Partners Small Cap Value Fund
Class 1	+3.66%	+30.48%	N/A	N/A	N/A	+8.96%

Class 2	+3.54%	+30.17%	N/A	N/A	N/A	+8.67%

Class 3	+3.60%	+30.34%	+8.70%	+4.62%	+8.64%	N/A

Russell 2000® Value Index(1) (unmanaged)	+3.77%	+31.35%	+7.09%	+2.24%	+7.77%	+6.25%

Lipper Small-Cap Value Funds Index(2) (unmanaged)	+4.49%	+33.07%	+8.57%	+4.02%	+8.75%	+9.60%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Russell 2000® Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

26  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Partners Small Cap Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	14.7%

Consumer Staples	3.2

Energy	5.1

Financials	20.2

Health Care	4.9

Industrials	17.1

Information Technology	14.3

Materials	5.5

Telecommunication Services	0.2

Utilities	5.7

Other(2)	9.1

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

JetBlue Airways Corp.	1.5%

MAXIMUS, Inc.	1.1

Dillard’s, Inc., Class A	1.1

Avista Corp.	1.1

Ingram Micro, Inc., Class A	1.1

Brink’s Co. (The)	1.0

Ruddick Corp.	1.0

PNM Resources, Inc.	1.0

Montpelier Re Holdings Ltd.	0.9

Vishay Intertechnology, Inc.	0.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  27

Fund Expense Examples
(Unaudited)

You may not buy (nor will you own) shares of the Funds directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Funds, you incur, depending on the share class, ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which each Fund bears directly, each Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Each Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of each table provides information about actual account values and actual expenses for each class (if applicable). You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, (if applicable) and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of each table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

28  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Balanced Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 3

Actual(b)	$1,000	$1,051.30	$4.27	.84%

Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21	.84%

(a)	Expenses are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return of +5.13% for the six months ended June 30, 2011.

Columbia VP – Cash Management Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,000.00	$0.94	(c)	.19%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,023.85	$0.95	(c)	.19%(c	)

Class 2

Actual(b)	$1,000	$1,000.00	$0.99	(c)	.20%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,023.80	$1.00	(c)	.20%(c	)

Class 3

Actual(b)	$1,000	$1,000.00	$0.99	(c)	.20%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,023.80	$1.00	(c)	.20%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +0.00% for Class 1, +0.00% for Class 2 and +0.00% for Class 3.
(c)	From time to time, Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended June 30, 2011, the annualized expense ratios would have been 0.46% for Class 1, 0.71% for Class 2 and 0.59% for Class 3. The actual expenses paid would have been $2.28 for Class 1, $3.52 for Class 2 and $2.93 for Class 3; the hypothetical expenses paid would have been $2.31 for Class 1, $3.56 for Class 2 and $2.96 for Class 3.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  29

Fund Expense Example (continued)

Columbia VP – Diversified Bond Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,025.50	$2.86	.57%

Hypothetical (5% return before expenses)	$1,000	$1,021.97	$2.86	.57%

Class 2

Actual(b)	$1,000	$1,024.70	$4.12	.82%

Hypothetical (5% return before expenses)	$1,000	$1,020.73	$4.11	.82%

Class 3

Actual(b)	$1,000	$1,024.90	$3.51	.70%

Hypothetical (5% return before expenses)	$1,000	$1,021.32	$3.51	.70%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +2.55% for Class 1, +2.47% for Class 2 and +2.49% for Class 3.

Columbia VP – Dynamic Equity Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,091.50	$4.30	(c)	.83% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.68	$4.16	(c)	.83% (c	)

Class 2

Actual(b)	$1,000	$1,089.50	$5.49	(c)	1.06% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.54	$5.31	(c)	1.06% (c	)

Class 3

Actual(b)	$1,000	$1,090.60	$4.92	(c)	.95% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.08	$4.76	(c)	.95% (c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +9.15% for Class 1, +8.95% for Class 2 and +9.06% for Class 3.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.82% for Class 1 and 1.05% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $4.25 for Class 1 and $5.44 for Class 2; the hypothetical expenses paid would have been $4.11 for Class 1 and $5.26 for Class 2.

30  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Emerging Markets Opportunity Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$991.70	$6.47	1.31%

Hypothetical (5% return before expenses)	$1,000	$1,018.30	$6.56	1.31%

Class 2

Actual(b)	$1,000	$990.70	$7.80	1.58%

Hypothetical (5% return before expenses)	$1,000	$1,016.96	$7.90	1.58%

Class 3

Actual(b)	$1,000	$991.10	$7.06	1.43%

Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.15	1.43%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: -0.83% for Class 1, -0.93% for Class 2 and -0.89% for Class 3.

Columbia VP – Global Bond Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,047.30	$3.96	.78%

Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91	.78%

Class 2

Actual(b)	$1,000	$1,046.30	$5.23	1.03%

Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.16	1.03%

Class 3

Actual(b)	$1,000	$1,047.50	$4.62	.91%

Hypothetical (5% return before expenses)	$1,000	$1,020.28	$4.56	.91%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +4.73% for Class 1, +4.63% for Class 2 and +4.75% for Class 3.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  31

Fund Expense Example (continued)

Columbia VP – Global Inflation Protected Securities Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,043.40	$2.84	.56%

Hypothetical (5% return before expenses)	$1,000	$1,022.02	$2.81	.56%

Class 2

Actual(b)	$1,000	$1,042.70	$4.10	.81%

Hypothetical (5% return before expenses)	$1,000	$1,020.78	$4.06	.81%

Class 3

Actual(b)	$1,000	$1,042.90	$3.44	.68%

Hypothetical (5% return before expenses)	$1,000	$1,021.42	$3.41	.68%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +4.34% for Class 1, +4.27% for Class 2 and +4.29% for Class 3.

Columbia VP – High Yield Bond Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,044.00	$3.75	.74%

Hypothetical (5% return before expenses)	$1,000	$1,021.12	$3.71	.74%

Class 2

Actual(b)	$1,000	$1,042.00	$5.21	1.03%

Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.16	1.03%

Class 3

Actual(b)	$1,000	$1,044.20	$4.51	.89%

Hypothetical (5% return before expenses)	$1,000	$1,020.38	$4.46	.89%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +4.40% for Class 1, +4.20% for Class 2 and +4.42% for Class 3.

32  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Income Opportunities Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,044.00	$3.70	(c)	.73% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,021.17	$3.66	(c)	.73% (c	)

Class 2

Actual(b)	$1,000	$1,042.60	$4.96	(c)	.98% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.93	$4.91	(c)	.98% (c	)

Class 3

Actual(b)	$1,000	$1,042.50	$4.36	(c)	.86% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.53	$4.31	(c)	.86% (c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +4.40% for Class 1, +4.26% for Class 2 and +4.25% for Class 3.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.71% for Class 1, 0.96% for Class 2 and 0.83% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $3.60 for Class 1, $4.86 for Class 2 and $4.20 for Class 3; the hypothetical expenses paid would have been $3.56 for Class 1, $4.81 for Class 2 and $4.16 for Class 3.

Columbia VP – Mid Cap Growth Opportunity Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,033.70	$4.59	.91%

Hypothetical (5% return before expenses)	$1,000	$1,020.28	$4.56	.91%

Class 2

Actual(b)	$1,000	$1,033.00	$5.95	1.18%

Hypothetical (5% return before expenses)	$1,000	$1,018.94	$5.91	1.18%

Class 3

Actual(b)	$1,000	$1,033.70	$5.09	1.01%

Hypothetical (5% return before expenses)	$1,000	$1,019.79	$5.06	1.01%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +3.37% for Class 1, +3.30% for Class 2 and +3.37% for Class 3.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  33

Fund Expense Example (continued)

VP – Davis New York Venture Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,028.00	$3.92	(c)	.78% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91	(c)	.78% (c	)

Class 2

Actual(b)	$1,000	$1,028.00	$5.23	(c)	1.04% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.21	(c)	1.04% (c	)

Class 3

Actual(b)	$1,000	$1,028.00	$4.58	(c)	.91% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.28	$4.56	(c)	.91% (c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +2.80% for Class 1, +2.80% for Class 2 and +2.80% for Class 3.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.78% for Class 1, 1.03% for Class 2 and 0.90% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $3.72 for Class 1, $5.03 for Class 2 and $4.32 for Class 3; the hypothetical expenses paid would have been $3.71 for Class 1, $5.01 for Class 2 and $4.31 for Class 3.

VP – Goldman Sachs Mid Cap Value Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,060.80	$4.60	.90%

Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51	.90%

Class 2

Actual(b)	$1,000	$1,059.10	$5.92	1.16%

Hypothetical (5% return before expenses)	$1,000	$1,019.04	$5.81	1.16%

Class 3

Actual(b)	$1,000	$1,059.90	$5.26	1.03%

Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.16	1.03%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +6.08% for Class 1, +5.91% for Class 2 and +5.99% for Class 3.

34  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Partners Small Cap Value Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,036.60	$5.00	(c)	.99% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.89	$4.96	(c)	.99% (c	)

Class 2

Actual(b)	$1,000	$1,035.40	$6.26	(c)	1.24% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,018.65	$6.21	(c)	1.24% (c	)

Class 3

Actual(b)	$1,000	$1,036.00	$5.65	(c)	1.12% (c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.24	$5.61	(c)	1.12% (c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +3.66% for Class 1, +3.54% for Class 2 and +3.60% for Class 3.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (PIA), will not exceed 1.02% for Class 1, 1.27% for Class 2 and 1.14% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change, including the elimination of the PIA, was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $5.15 for Class 1, $6.41 for Class 2 and $5.75 for Class 3; the hypothetical expenses paid would have been $5.11 for Class 1, $6.36 for Class 2 and $5.71 for Class 3.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  35

Portfolio of Investments

Columbia VP – Balanced Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 64.1%

CONSUMER DISCRETIONARY (4.3%)

Auto Components (0.9%)
Johnson Controls, Inc.	211,713	$8,819,964

Automobiles (0.4%)
General Motors Co.(a)	129,994	3,946,618

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.(b)	125,131	4,708,679

Media (1.2%)
Comcast Corp., Class A	445,348	11,285,118

Multiline Retail (1.0%)
Kohl’s Corp.	179,192	8,961,392

Specialty Retail (0.3%)
Best Buy Co., Inc.(c)	87,939	2,762,164

TOTAL CONSUMER DISCRECTIONARY		40,483,935

CONSUMER STAPLES (6.8%)

Beverages (1.5%)
Diageo PLC, ADR(b)(c)	46,642	3,818,580
PepsiCo, Inc.	147,927	10,418,499

Total		14,237,079

Food & Staples Retailing (0.9%)
CVS Caremark Corp.(c)	233,799	8,786,166

Food Products (0.7%)
Kraft Foods, Inc., Class A(c)	185,489	6,534,778

Household Products (1.2%)
Procter & Gamble Co. (The)	180,078	11,447,558

Personal Products (1.0%)
Avon Products, Inc.	182,553	5,111,484
Herbalife Ltd.(b)	73,286	4,224,205

Total		9,335,689

Tobacco (1.5%)
Philip Morris International, Inc.	206,039	13,757,224

TOTAL CONSUMER STAPLES		64,098,494

ENERGY (8.4%)

Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	116,892	8,481,684
Halliburton Co.	124,503	6,349,653
Schlumberger Ltd.(b)	71,487	6,176,477

Total		21,007,814

Oil, Gas & Consumable Fuels (6.1%)
Alpha Natural Resources, Inc.(a)	27,641	1,256,007
Apache Corp.	62,100	7,662,519
Chevron Corp.	136,659	14,054,011
ConocoPhillips	104,679	7,870,814
Devon Energy Corp.	54,228	4,273,709
Exxon Mobil Corp.	217,919	17,734,248
Occidental Petroleum Corp.	43,195	4,494,008

Total		57,345,316

TOTAL ENERGY		78,353,130

FINANCIALS (10.7%)

Capital Markets (3.7%)
BlackRock, Inc.	40,144	7,700,021
Goldman Sachs Group, Inc. (The)	102,334	13,619,632
Invesco Ltd.(b)	201,299	4,710,397
State Street Corp.	198,534	8,951,898

Total		34,981,948

Commercial Banks (0.8%)
Wells Fargo & Co.	257,521	7,226,039

Consumer Finance (1.6%)
American Express Co.	288,176	14,898,699

Diversified Financial Services (3.2%)
Citigroup, Inc.	212,094	8,831,594
JPMorgan Chase & Co.	522,295	21,382,758

Total		30,214,352

Insurance (1.4%)
Berkshire Hathaway, Inc., Class B(a)	109,414	8,467,549
MetLife, Inc.(c)	114,078	5,004,602

Total		13,472,151

TOTAL FINANCIALS		100,793,189

HEALTH CARE (8.0%)

Biotechnology (0.3%)
Celgene Corp.(a)	48,926	2,951,216

Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	132,527	7,910,537

Health Care Providers & Services (2.1%)
Cardinal Health, Inc.	92,030	4,180,003
HCA Holdings, Inc.(a)	135,413	4,468,629
Medco Health Solutions, Inc.(a)	69,853	3,948,091
WellPoint, Inc.	88,356	6,959,802

Total		19,556,525

Life Sciences Tools & Services (1.3%)
Thermo Fisher Scientific, Inc.(a)	187,360	12,064,110

Pharmaceuticals (3.5%)
Abbott Laboratories	83,271	4,381,720
Johnson & Johnson(c)	180,281	11,992,292
Merck & Co., Inc.	153,262	5,408,616
Pfizer, Inc.	537,529	11,073,098

Total		32,855,726

TOTAL HEALTH CARE		75,338,114

INDUSTRIALS (8.6%)

Aerospace & Defense (1.5%)
Honeywell International, Inc.	141,884	8,454,867
United Technologies Corp.(c)	60,080	5,317,681

Total		13,772,548

Air Freight & Logistics (0.9%)
FedEx Corp.	88,154	8,361,407

Airlines (0.4%)
Southwest Airlines Co.	305,601	3,489,963

Commercial Services & Supplies (0.3%)
Republic Services, Inc.	92,789	2,862,541

Industrial Conglomerates (2.5%)
General Electric Co.	515,060	9,714,032
Tyco International Ltd.(b)	289,395	14,304,795

Total		24,018,827

Machinery (1.0%)
Illinois Tool Works, Inc.(c)	171,563	9,691,594

Professional Services (1.1%)
Nielsen Holdings NV(a)(b)	325,239	10,134,447

Road & Rail (0.9%)
Con-way, Inc.	54,415	2,111,846
Union Pacific Corp.(c)	58,632	6,121,181

Total		8,233,027

TOTAL INDUSTRIALS		80,564,354

INFORMATION TECHNOLOGY (13.0%)

Communications Equipment (0.9%)
QUALCOMM, Inc.	142,475	8,091,155

Computers & Peripherals (3.5%)
Apple, Inc.(a)	71,575	24,025,580
EMC Corp.(a)	319,877	8,812,612

Total		32,838,192

Electronic Equipment, Instruments & Components (0.9%)
TE Connectivity Ltd.(b)	243,012	8,933,121

Internet Software & Services (2.8%)
AOL, Inc.(a)(c)	126,748	2,517,215
eBay, Inc.(a)	444,585	14,346,758
Google, Inc., Class A(a)	17,659	8,942,165

Total		25,806,138

IT Services (3.0%)
IBM Corp.	88,525	15,186,464
Mastercard, Inc., Class A	43,677	13,161,627

Total		28,348,091

Semiconductors & Semiconductor Equipment (0.4%)
Advanced Micro Devices, Inc.(a)(c)	249,181	1,741,775
Atmel Corp.(a)	129,656	1,824,260

Total		3,566,035

Software (1.5%)
Microsoft Corp.	547,254	14,228,604

TOTAL INFORMATION TECHNOLOGY		121,811,336

MATERIALS (3.5%)

Chemicals (3.5%)
Air Products & Chemicals, Inc.	110,102	10,523,549
Celanese Corp., Series A	184,600	9,841,026
EI du Pont de Nemours & Co.	165,009	8,918,736
Syngenta AG, ADR(b)	46,678	3,153,566

Total		32,436,877

TOTAL MATERIALS		32,436,877

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Balanced Fund

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (0.8%)

Wireless Telecommunication Services (0.8%)
MetroPCS Communications, Inc.(a)	242,557	$4,174,406
Millicom International Cellular SA, SDR(b)	30,047	3,135,240

Total		7,309,646

TOTAL TELECOMMUNICATION SERVICES		7,309,646

Total Common Stocks
(Cost: $537,484,073)		$601,189,075

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes 11.5%

Aerospace & Defense (0.2%)
ADS Tactical, Inc. Senior Secured(d)
04/01/18	11.000%	$110,000	$116,325
Ducommun, Inc. Senior Notes(d)
07/15/18	9.750%	14,000	14,333
Huntington Ingalls Industries, Inc.(d)
03/15/18	6.875%	36,000	36,900
03/15/21	7.125%	47,000	48,645
Kratos Defense & Security Solutions, Inc. Senior Secured(d)
06/01/17	10.000%	103,000	108,665
L-3 Communications Corp.
02/15/21	4.950%	900,000	898,042
Moog, Inc. Senior Subordinated Notes
06/15/18	7.250%	42,000	44,572
Oshkosh Corp.
03/01/17	8.250%	38,000	40,755
03/01/20	8.500%	54,000	58,455
TransDigm, Inc.(d)
12/15/18	7.750%	39,000	40,950

Total			1,407,642

Automotive (0.1%)
Allison Transmission, Inc.(d)
05/15/19	7.125%	36,000	35,010
Chrysler Group LLC/Co-Issuer, Inc. Senior Secured(d)
06/15/21	8.250%	105,000	103,162
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	61,000	60,542
02/15/21	6.750%	95,000	94,050
Delphi Corp. (d) Senior Notes
05/15/19	5.875%	26,000	25,740
05/15/21	6.125%	17,000	16,915
International Automotive Components Group SL Senior Secured(b)(d)
06/01/18	9.125%	15,000	15,338
Lear Corp.
03/15/18	7.875%	159,000	170,925
03/15/20	8.125%	88,000	95,260
Visteon Corp. Senior Notes(d)
04/15/19	6.750%	105,000	100,800

Total			717,742

Banking (2.8%)
BB&T Corp. Senior Unsecured(e)
04/28/14	0.973%	1,250,000	1,251,756
BNP Paribas SA Bank Guaranteed(b)
02/23/16	3.600%	1,550,000	1,567,312
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,365,000	1,432,533
Barclays Bank PLC Senior Unsecured(b)
05/22/19	6.750%	1,400,000	1,571,570
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,200,000	1,424,989
Capital One Financial Corp. Senior Unsecured
09/15/17	6.750%	1,150,000	1,329,554
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,700,000	1,872,091
Commonwealth Bank of Australia Senior Unsecured(b)(d)
10/15/14	3.750%	1,000,000	1,050,641
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(b)
01/11/21	4.500%	1,500,000	1,531,679
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,600,000	1,724,597
HSBC Holdings PLC Senior Unsecured(b)
04/05/21	5.100%	1,500,000	1,537,176
ING Bank NV Senior Unsecured(b)(d)
06/09/14	1.652%	1,525,000	1,529,805
KeyCorp Senior Unsecured
08/13/15	3.750%	1,050,000	1,084,406
Lloyds Banking Group PLC(b)(d)
11/29/49	6.267%	33,000	24,255
Lloyds TSB Bank PLC Bank Guaranteed(b)
01/21/21	6.375%	1,250,000	1,301,319
Morgan Stanley Senior Unsecured
04/01/18	6.625%	1,500,000	1,652,389
Royal Bank of Scotland PLC (The) Bank Guaranteed(b)
01/11/21	6.125%	1,200,000	1,230,137
Santander U.S. Debt SA Unipersonal Bank Guaranteed(b)(d)
10/07/15	3.781%	1,200,000	1,159,460
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	1,425,000	1,527,408

Total			25,803,077

Brokerage ( — %)
E*Trade Financial Corp. Senior Notes
06/01/16	6.750%	65,000	63,700
Senior Unsecured PIK
11/30/17	12.500%	44,000	51,480
Nuveen Investments, Inc.
11/15/15	10.500%	20,000	20,450

Total			135,630

Building Materials ( — %)
Building Materials Corp. of America Senior Notes(d)
05/01/21	6.750%	130,000	130,650
Euramax International, Inc. Senior Secured(d)
04/01/16	9.500%	45,000	43,425
Interface, Inc.
12/01/18	7.625%	25,000	26,000
Nortek, Inc.(d)
04/15/21	8.500%	60,000	55,500

Total			255,575

Chemicals (0.1%)
CF Industries, Inc.
05/01/18	6.875%	105,000	118,387
05/01/20	7.125%	71,000	82,360
Celanese U.S. Holdings LLC Senior Notes
06/15/21	5.875%	10,000	10,225
Hexion U.S. Finance Corp./Nova Scotia ULC Secured
11/15/20	9.000%	38,000	38,950
Senior Secured
02/01/18	8.875%	124,000	128,960
Lyondell Chemical Co. Senior Secured(d)
11/01/17	8.000%	125,000	139,687
MacDermid, Inc. Senior Subordinated Notes(d)
04/15/17	9.500%	42,000	43,785
Nalco Co.(d)
01/15/19	6.625%	81,000	83,025
Nova Chemicals Corp. Senior Unsecured(b)
11/01/16	8.375%	84,000	92,400
Polypore International, Inc.
11/15/17	7.500%	75,000	79,313

Total			817,092

Construction Machinery (0.1%)
Case New Holland, Inc. Senior Notes(d)
12/01/17	7.875%	108,000	119,070
Columbus McKinnon Corp.
02/01/19	7.875%	49,000	49,735
Manitowoc Co., Inc. (The)
11/01/20	8.500%	91,000	97,142
Neff Rental LLC/Finance Corp. Secured(d)
05/15/16	9.625%	77,000	73,150
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	38,000	41,610
02/01/21	8.250%	42,000	41,790
United Rentals North America, Inc.
12/15/19	9.250%	78,000	85,410
09/15/20	8.375%	82,000	83,025
Xerium Technologies, Inc.(d)
06/15/18	8.875%	45,000	45,000

Total			635,932

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  37

Portfolio of Investments (continued)

Columbia VP – Balanced Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services ( — %)
Garda World Security Corp. Senior Unsecured(b)(d)
03/15/17	9.750%	$12,000	$12,900
West Corp.(d)
10/01/18	8.625%	50,000	50,500

Total			63,400

Consumer Products ( — %)
Central Garden and Pet Co.
03/01/18	8.250%	67,000	69,178
Sealy Mattress Co.
06/15/14	8.250%	38,000	38,095
Spectrum Brands Holdings, Inc. Senior Secured(d)
06/15/18	9.500%	113,000	125,430
Visant Corp.
10/01/17	10.000%	40,000	41,400

Total			274,103

Diversified Manufacturing (0.1%)
Amsted Industries, Inc. Senior Notes(d)
03/15/18	8.125%	82,000	86,510
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	80,000	86,800
SPX Corp.(d)
09/01/17	6.875%	56,000	59,920
Tomkins LLC/Inc. Secured(d)
10/01/18	9.000%	80,000	86,400
Tyco International Ltd./Finance SA(b)
12/15/19	7.000%	650,000	772,210
WireCo WorldGroup Senior Unsecured(d)
05/15/17	9.750%	117,000	123,435

Total			1,215,275

Electric (0.8%)
AES Corp. (The) Senior Notes(d)
07/01/21	7.375%	65,000	65,975
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	420,000	480,194
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	70,000	78,213
Calpine Corp. Senior Secured(d)
02/15/21	7.500%	96,000	98,160
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	850,000	983,736
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	1,130,000	1,304,326
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	160,000	174,240
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	88,000	71,280
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	50,000	53,323
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	58,000	60,320
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	485,000	509,797
KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	205,000	225,859
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	43,532	44,620
NRG Energy, Inc.
01/15/17	7.375%	132,000	138,270
Nevada Power Co.
08/01/18	6.500%	605,000	706,720
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	170,000	185,771
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	800,000	821,685
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	835,000	886,183
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	720,000	826,698
Texas Competitive Electric Holdings Co. LLC/Finance, Inc. Senior Secured(d)
10/01/20	11.500%	21,000	20,685

Total			7,736,055

Entertainment (0.2%)
AMC Entertainment, Inc.
06/01/19	8.750%	32,000	33,760
Cinemark U.S.A., Inc. Senior Subordinated Notes(d)
06/15/21	7.375%	12,000	11,910
National CineMedia LLC Senior Notes(d)(f)
07/15/21	7.875%	52,000	52,845
Regal Cinemas Corp.
07/15/19	8.625%	39,000	40,950
Speedway Motorsports, Inc.
06/01/16	8.750%	70,000	75,775
02/01/19	6.750%	10,000	9,975
Time Warner, Inc.
03/15/40	6.200%	850,000	870,805
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(g)(h)
07/01/15	9.300%	748,021	749,891
Vail Resorts, Inc.(d)
05/01/19	6.500%	60,000	60,300

Total			1,906,211

Environmental ( — %)
Clean Harbors, Inc. Senior Secured(d)
08/15/16	7.625%	20,000	21,200

Food and Beverage (0.4%)
ARAMARK Holdings Corp. Senior Notes PIK(d)
05/01/16	8.625%	39,000	39,682
Anheuser-Busch InBev Worldwide, Inc.(b)
11/15/14	5.375%	1,125,000	1,256,328
Bacardi Ltd.(b)(d)
04/01/14	7.450%	150,000	172,783
Darling International, Inc.(d)
12/15/18	8.500%	47,000	50,760
Dean Foods Co. Senior Notes(d)
12/15/18	9.750%	38,000	40,375
Kraft Foods, Inc. Senior Unsecured
08/11/17	6.500%	865,000	1,012,723
SABMiller PLC Senior Unsecured(b)(d)
01/15/14	5.700%	1,195,000	1,314,886

Total			3,887,537

Gaming (0.1%)
Boyd Gaming Corp. Senior Notes(d)
12/01/18	9.125%	57,000	58,425
Caesars Entertainment Operating Co., Inc. Secured
12/15/18	10.000%	69,000	62,272
Senior Secured
06/01/17	11.250%	46,000	50,772
MGM Resorts International Senior Secured
03/15/20	9.000%	74,000	81,030
Senior Unsecured
03/01/18	11.375%	35,000	39,288
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	7,000	7,613
Seneca Gaming Corp.(d)
12/01/18	8.250%	72,000	74,340
Tunica-Biloxi Gaming Authority Senior Unsecured(d)
11/15/15	9.000%	26,000	25,935

Total			399,675

Gas Distributors (0.1%)
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	76,000	80,940
Sempra Energy Senior Unsecured
06/01/16	6.500%	900,000	1,042,281

Total			1,123,221

Gas Pipelines (0.5%)
Colorado Interstate Gas Co. Senior Unsecured
11/15/15	6.800%	1,009,000	1,174,951
El Paso Corp. Senior Unsecured
09/15/20	6.500%	129,000	141,255
01/15/32	7.750%	43,000	50,021
Nisource Finance Corp.
09/15/17	5.250%	1,040,000	1,124,891
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	1,000,000	1,016,849

The accompanying Notes to Financial Statements are an integral part of this statement.

38  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Balanced Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (cont.)
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	$36,000	$40,140
12/01/18	6.875%	94,000	97,055
07/15/21	6.500%	87,000	88,087
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	255,000	256,275
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	850,000	1,002,134

Total			4,991,658

Health Care (0.3%)
AMGH Merger Sub, Inc. Senior Secured(d)
11/01/18	9.250%	66,000	69,465
American Renal Associates Holdings, Inc. Senior Unsecured PIK(d)
03/01/16	9.750%	10,000	10,275
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	62,000	63,163
CDRT Merger Sub, Inc.(d)
06/01/19	8.125%	22,000	22,000
CHS/Community Health Systems, Inc.
07/15/15	8.875%	35,000	36,050
ConvaTec Healthcare E SA Senior Unsecured(b)(d)
12/15/18	10.500%	118,000	122,130
Express Scripts, Inc.
06/15/14	6.250%	750,000	841,459
Fresenius Medical Care U.S. Finance, Inc.(d)
02/15/21	5.750%	43,000	41,603
HCA, Inc. Senior Secured
09/15/20	7.250%	184,000	197,570
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	60,000	61,950
Healthsouth Corp.
02/15/20	8.125%	93,000	99,975
09/15/22	7.750%	8,000	8,430
Hospira, Inc. Senior Unsecured
03/30/17	6.050%	750,000	851,248
InVentiv Health, Inc.(d)
08/15/18	10.000%	77,000	75,845
Multiplan, Inc.(d)
09/01/18	9.875%	82,000	87,125
Radnet Management, Inc.
04/01/18	10.375%	26,000	26,585
STHI Holding Corp. Secured(d)
03/15/18	8.000%	18,000	18,270
Tenet Healthcare Corp. Senior Unsecured
08/01/20	8.000%	17,000	17,276
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	97,000	100,153
WP Rocket Merger Sub, Inc. Senior Unsecured(d)
07/15/19	10.125%	41,000	41,410

Total			2,791,982

Healthcare Insurance (0.1%)
UnitedHealth Group, Inc. Senior Unsecured
03/15/15	4.875%	1,000,000	1,092,911

Home Construction ( — %)
K Hovnanian Enterprises, Inc. Senior Secured
10/15/16	10.625%	39,000	38,903
Shea Homes LP/Funding Corp. Senior Secured(d)
05/15/19	8.625%	70,000	68,950

Total			107,853

Independent Energy (0.6%)
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,000,000	1,125,587
Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	30,000	30,150
Brigham Exploration Co.
10/01/18	8.750%	54,000	58,860
Brigham Exploration Co.(d)
06/01/19	6.875%	12,000	11,910
Canadian Natural Resources Ltd. Senior Unsecured(b)
05/15/17	5.700%	775,000	881,845
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	100,000	103,000
Chaparral Energy, Inc.
10/01/20	9.875%	40,000	43,200
09/01/21	8.250%	73,000	73,548
Chesapeake Energy Corp.
08/15/20	6.625%	120,000	126,000
02/15/21	6.125%	156,000	157,950
Comstock Resources, Inc.
04/01/19	7.750%	51,000	51,383
Concho Resources, Inc.
01/15/21	7.000%	81,000	83,835
01/15/22	6.500%	19,000	19,048
Continental Resources, Inc.
04/01/21	7.125%	80,000	84,400
Denbury Resources, Inc.
03/01/16	9.750%	73,000	81,578
EXCO Resources, Inc.
09/15/18	7.500%	84,000	81,690
Goodrich Petroleum Corp.(d)
03/15/19	8.875%	36,000	36,000
Hilcorp Energy I LP/Finance Co. Senior Notes(d)
04/15/21	7.625%	97,000	101,365
Laredo Petroleum, Inc. Senior Notes(d)
02/15/19	9.500%	114,000	120,270
Linn Energy LLC/Finance Corp.(d)
05/15/19	6.500%	89,000	88,110
MEG Energy Corp.(b)(d)
03/15/21	6.500%	69,000	69,345
Nexen, Inc. Senior Unsecured(b)
03/10/35	5.875%	850,000	804,873
Oasis Petroleum, Inc. Senior Unsecured(d)
02/01/19	7.250%	86,000	84,280
Petrohawk Energy Corp.
08/15/18	7.250%	97,000	99,546
Petrohawk Energy Corp.(d)
06/01/19	6.250%	48,000	46,920
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	40,000	42,200
Range Resources Corp.
05/15/19	8.000%	67,000	72,695
06/01/21	5.750%	20,000	19,650
Venoco, Inc.(d)
02/15/19	8.875%	86,000	86,000
Woodside Finance Ltd.(b)(d)
11/10/14	4.500%	825,000	884,656

Total			5,569,894

Integrated Energy (0.1%)
Petro-Canada Senior Unsecured(b)
05/15/18	6.050%	1,025,000	1,160,523

Life Insurance (0.4%)
ING Groep NV(b)(e)
12/29/49	5.775%	142,000	130,640
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	600,000	757,139
MetLife, Inc. Senior Unsecured
08/15/18	6.817%	1,250,000	1,463,570
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	1,100,000	1,235,454

Total			3,586,803

Media Cable (0.2%)
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	48,000	50,760
01/15/19	7.000%	90,000	92,700
CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	60,000	65,550
02/15/19	8.625%	35,000	39,463
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	74,000	80,197
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(d)
11/15/17	8.625%	126,000	131,040
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	1,050,000	1,087,525
DISH DBS Corp.
02/01/16	7.125%	79,000	83,345
09/01/19	7.875%	120,000	129,450
Insight Communications Co., Inc. Senior Notes(d)
07/15/18	9.375%	45,000	49,388
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured(b)(d)
03/15/19	7.500%	60,000	60,650
Videotron Ltee(b)
04/15/18	9.125%	54,000	60,277

Total			1,930,345

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  39

Portfolio of Investments (continued)

Columbia VP – Balanced Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (0.4%)
AMC Networks, Inc.(d)
07/15/21	7.750%	$76,000	$79,420
Clear Channel Communications, Inc.(d)
03/01/21	9.000%	85,000	81,387
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	110,000	119,900
Cumulus Media, Inc.(d)
05/01/19	7.750%	14,000	13,510
EH Holding Corp.(d) Senior Secured
06/15/19	6.500%	41,000	41,718
Senior Secured
06/15/21	7.625%	59,000	60,180
Entravision Communications Corp. Senior Secured
08/01/17	8.750%	65,000	67,275
Intelsat Jackson Holdings SA(b)(d)
10/15/20	7.250%	167,000	165,747
Intelsat Luxembourg SA PIK(b)
02/04/17	11.500%	56,000	60,200
NBCUniversal Media LLC Senior Unsecured(d)
04/01/41	5.950%	1,050,000	1,067,737
Nielsen Finance LLC/Co.(d)
10/15/18	7.750%	117,000	122,850
Salem Communications Corp. Secured
12/15/16	9.625%	45,000	47,419
Sinclair Television Group, Inc. Secured(d)
11/01/17	9.250%	76,000	83,220
TCM Sub LLC(d)
01/15/15	3.550%	1,185,000	1,242,398
Univision Communications, Inc.(d)
05/15/21	8.500%	50,000	48,875
Senior Secured
11/01/20	7.875%	94,000	96,350
XM Satellite Radio, Inc.(d)
11/01/18	7.625%	95,000	99,275

Total			3,497,461

Metals (0.3%)
Alpha Natural Resources, Inc.
06/01/19	6.000%	35,000	35,131
06/01/21	6.250%	35,000	35,087
ArcelorMittal Senior Unsecured(b)
03/01/21	5.500%	985,000	986,538
Arch Coal, Inc.(d)
06/15/19	7.000%	95,000	95,475
06/15/21	7.250%	63,000	63,315
Calcipar SA Senior Secured(b)(d)
05/01/18	6.875%	23,000	23,058
Consol Energy, Inc.
04/01/20	8.250%	165,000	179,850
FMG Resources August 2006 Proprietary Ltd.(b)(d)
11/01/15	7.000%	64,000	65,261
02/01/16	6.375%	61,000	60,847
02/01/18	6.875%	62,000	62,930
JMC Steel Group Senior Notes(d)
03/15/18	8.250%	54,000	54,810
Noranda Aluminum Acquisition Corp. PIK(e)
05/15/15	4.417%	39,790	37,701
Novelis, Inc.(b)
12/15/20	8.750%	108,000	116,640
Rain CII Carbon LLC/Corp. Senior Secured(d)
12/01/18	8.000%	80,000	85,400
United States Steel Corp. Senior Unsecured
02/01/18	7.000%	40,000	40,400
Vale Overseas Ltd.(b)
01/23/17	6.250%	800,000	904,997

Total			2,847,440

Non-Captive Consumer ( — %)
SLM Corp. Senior Notes
01/25/16	6.250%	43,000	44,613
Senior Unsecured
03/25/20	8.000%	89,000	95,569
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	107,000	98,172

Total			238,354

Non-Captive Diversified (0.4%)
Ally Financial, Inc.
03/15/20	8.000%	366,000	388,875
CIT Group, Inc. (d) Secured
05/02/16	7.000%	140,000	139,475
04/01/18	6.625%	158,000	165,110
Ford Motor Credit Co. LLC Senior Unsecured
01/15/20	8.125%	87,000	100,782
02/01/21	5.750%	160,000	159,803
General Electric Capital Corp. Senior Unsecured(e)
09/15/14	0.507%	2,800,000	2,751,957
International Lease Finance Corp. Senior Unsecured
05/15/19	6.250%	57,000	55,693
12/15/20	8.250%	181,000	195,480

Total			3,957,175

Oil Field Services (0.1%)
Offshore Group Investments Ltd.(b) Senior Secured
08/01/15	11.500%	108,000	117,450
Offshore Group Investments Ltd. (b)(d) Senior Secured
08/01/15	11.500%	30,000	32,236
Oil States International, Inc.(d)
06/01/19	6.500%	86,000	86,430
Trinidad Drilling Ltd. Senior Unsecured(b)(d)
01/15/19	7.875%	48,000	49,870
Weatherford International Ltd.(b)
09/15/40	6.750%	875,000	929,654

Total			1,215,640

Other Industry ( — %)
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	66,000	64,185
Interline Brands, Inc.
11/15/18	7.000%	42,000	42,525
Seminole Indian Tribe of Florida(d)
10/01/17	7.750%	8,000	8,280

Total			114,990

Packaging (0.1%)
Ardagh Packaging Finance PLC Senior Secured(b)(d)
10/15/17	7.375%	68,000	70,040
Ball Corp.
09/01/19	7.375%	56,000	61,180
Crown Americas LLC/Capital Corp. III Senior Notes(d)
02/01/21	6.250%	46,000	46,460
Graham Packaging Co. LP/GPC Capital Corp. I
10/01/18	8.250%	7,000	7,788
Greif, Inc. Senior Unsecured
02/01/17	6.750%	85,000	88,400
Reynolds Group Issuer, Inc./LLC (d) Senior Secured
04/15/19	7.125%	118,000	117,115
02/15/21	6.875%	30,000	29,250

Total			420,233

Paper ( — %)
Cascades, Inc.(b)
12/15/17	7.750%	96,000	100,080
Graphic Packaging International, Inc.
06/15/17	9.500%	95,000	104,025
10/01/18	7.875%	21,000	22,365
Verso Paper Holdings LLC/Inc. Secured(d)
02/01/19	8.750%	96,000	85,440

Total			311,910

Pharmaceuticals (0.2%)
Endo Pharmaceuticals Holdings, Inc.(d)
07/15/19	7.000%	9,000	9,225
01/15/22	7.250%	41,000	41,615
Grifols, Inc. Senior Secured(d)
02/01/18	8.250%	96,000	98,160
Mylan, Inc.(d)
11/15/18	6.000%	85,000	86,382
Roche Holdings, Inc.(d)
03/01/19	6.000%	1,100,000	1,267,377
Valeant Pharmaceuticals International(b)(d)
10/01/20	7.000%	40,000	38,700
Warner Chilcott Co./Finance LLC(d)
09/15/18	7.750%	3,000	3,026

Total			1,544,485

Property & Casualty (0.4%)
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	825,000	940,449
Chubb Corp. Senior Unsecured
05/15/18	5.750%	1,000,000	1,129,065
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	650,000	711,393

The accompanying Notes to Financial Statements are an integral part of this statement.

40  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Balanced Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Property & Casualty (cont.)
Travelers Companies, Inc. (The) Senior Unsecured
05/15/18	5.800%	$850,000	$952,479

Total			3,733,386

Railroads (0.2%)
CSX Corp. Senior Unsecured
06/01/21	4.250%	1,200,000	1,194,370
Canadian Pacific Railway Co. Senior Unsecured(b)
03/15/23	4.450%	825,000	816,945

Total			2,011,315

Refining ( — %)
United Refining Co. Senior Secured
02/28/18	10.500%	44,000	44,000

REITs (0.3%)
Duke Realty LP Senior Unsecured
08/15/19	8.250%	700,000	848,618
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	750,000	766,936
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	750,000	837,599

Total			2,453,153

Retailers (0.1%)
Asbury Automotive Group, Inc. Subordinated Notes(d)
11/15/20	8.375%	10,000	10,175
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	850,000	954,700
Ltd Brands, Inc.
04/01/21	6.625%	35,000	35,787
QVC, Inc. Senior Secured(d)
10/15/20	7.375%	44,000	46,420
Rite Aid Corp.
06/15/17	9.500%	22,000	20,075
Senior Secured
08/15/20	8.000%	82,000	88,355
Toys R Us — Delaware, Inc. Senior Secured(d)
09/01/16	7.375%	81,000	81,810

Total			1,237,322

Technology (0.4%)
Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	129,000	131,096
Amkor Technology, Inc. (d) Senior Unsecured
06/01/21	6.625%	14,000	13,580
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	38,000	40,090
01/15/20	6.875%	43,000	46,333
CDW LLC/Finance Corp(d)
04/01/19	8.500%	96,000	94,320
Cardtronics, Inc.
09/01/18	8.250%	104,000	111,280
Cisco Systems, Inc. Senior Unsecured
02/15/19	4.950%	800,000	868,629
CommScope, Inc.(d)
01/15/19	8.250%	26,000	26,780
First Data Corp.(d)
01/15/21	12.625%	126,000	134,820
Senior Secured
06/15/19	7.375%	59,000	59,442
08/15/20	8.875%	80,000	85,400
Freescale Semiconductor, Inc. Senior Secured(b)(d)
04/15/18	9.250%	47,000	50,642
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	1,050,000	1,060,266
Interactive Data Corp.(d)
08/01/18	10.250%	92,000	100,050
NXP BV/Funding LLC Senior Secured(b)(d)
08/01/18	9.750%	44,000	49,280
Oracle Corp. Senior Unsecured
04/15/38	6.500%	700,000	811,691
SunGard Data Systems, Inc.
11/15/18	7.375%	86,000	86,000
iGate Corp.(d)
05/01/16	9.000%	71,000	71,355

Total			3,841,054

Transportation Services (0.1%)
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	36,000	36,450
ERAC U.S.A. Finance LLC(d)
10/15/37	7.000%	720,000	792,235
Hertz Corp. (The)(d)
10/15/18	7.500%	81,000	82,823
01/15/21	7.375%	40,000	40,500

Total			952,008

Wireless (0.5%)
America Movil SAB de CV(b)
11/15/17	5.625%	500,000	561,074
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(d)
05/01/17	7.750%	74,000	80,105
Clearwire Communications LLC/Finance, Inc. (d) Secured
12/01/17	12.000%	21,000	21,998
Senior Secured
12/01/15	12.000%	25,000	26,500
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	119,000	126,140
Cricket Communications, Inc. (d) Senior Notes
10/15/20	7.750%	36,000	35,190
Goodman Networks, Inc. Senior Secured(d)
07/01/18	12.125%	44,000	43,560
MetroPCS Wireless, Inc.
09/01/18	7.875%	40,000	42,300
11/15/20	6.625%	43,000	42,570
NII Capital Corp.
04/01/21	7.625%	40,000	41,800
Nextel Communications, Inc.
08/01/15	7.375%	120,000	120,000
Rogers Communications, Inc.(b)
08/15/18	6.800%	840,000	992,313
SBA Telecommunications, Inc.
08/15/16	8.000%	80,000	85,100
08/15/19	8.250%	133,000	142,310
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	166,000	182,392
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	1,205,000	1,199,537
Vodafone Group PLC Senior Unsecured(b)
03/15/16	5.750%	500,000	565,177
Wind Acquisition Finance SA Senior Secured(b)(d)
02/15/18	7.250%	168,000	175,560

Total			4,483,626

Wirelines (0.8%)
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,100,000	1,206,513
Cincinnati Bell, Inc.
10/15/17	8.250%	34,000	34,170
10/15/20	8.375%	66,000	65,835
Embarq Corp. Senior Unsecured
06/01/36	7.995%	915,000	937,520
Frontier Communications Corp. Senior Unsecured
04/15/15	7.875%	39,000	42,315
04/15/17	8.250%	28,000	30,450
04/15/20	8.500%	67,000	73,030
Integra Telecom Holdings, Inc. Senior Secured(d)
04/15/16	10.750%	25,000	25,313
Level 3 Communications, Inc. Senior Unsecured(d)
02/01/19	11.875%	40,000	43,150
Level 3 Escrow, Inc. Senior Unsecured(d)
07/01/19	8.125%	10,000	10,050
Level 3 Financing, Inc.
02/15/17	8.750%	54,000	55,080
Level 3 Financing, Inc.(d)
04/01/19	9.375%	78,000	81,315
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	64,000	67,200
PAETEC Holding Corp.(d)
12/01/18	9.875%	84,000	87,045
Qwest Communications International, Inc.
04/01/18	7.125%	154,000	165,357
Telecom Italia Capital SA(b)
07/18/36	7.200%	1,040,000	980,531

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  41

Portfolio of Investments (continued)

Columbia VP – Balanced Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (cont.)
Telefonica Emisiones SAU(b)
01/15/15	4.949%	$1,290,000	$1,372,741
Tw telecom holdings, inc.
03/01/18	8.000%	65,000	69,306
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,570,000	1,805,775
Windstream Corp.
11/01/17	7.875%	102,000	108,247

Total			7,260,943

Total Corporate Bonds & Notes
(Cost: $106,191,101)			$107,795,831

Residential Mortgage-Backed Securities — Agency 11.8%

Federal Home Loan Mortgage Corp.(f)(i)
06/01/41	5.000%	$27,990,000	$29,729,411

Federal Home Loan Mortgage Corp.(i)
07/01/15	7.500%	15,784	16,010
02/01/17-
07/01/32	6.500%	1,747,295	1,991,976
05/01/18-
02/01/38	5.500%	9,524,665	10,319,484
08/01/18-
01/01/34	5.000%	3,140,857	3,379,181
11/01/22-
08/01/24	8.000%	45,946	54,316
12/01/23-
06/01/37	6.000%	12,805,933	14,112,057
04/01/32	7.000%	260,625	302,752
04/01/41-
06/01/41	4.500%	15,274,085	15,802,559
CMO Series 3840 Class AU
05/15/37	3.500%	3,574,614	3,730,352
CMO Series 3856 Class EA
10/15/18	3.000%	3,029,178	3,133,768
Federal Home Loan Mortgage Corp.(i)(n) CMO IO Series 2795 Class IY
07/15/17	721.908%	40,911	139
Federal National Mortgage Association(e)(i)
08/01/34	5.470%	389,725	415,728
Federal National Mortgage Association(i)
11/01/16-
12/01/28	6.000%	681,545	752,987
06/01/17-
09/01/32	6.500%	878,450	991,262
04/01/18-
10/01/40	4.500%	3,211,623	3,338,335
11/01/18-
12/01/32	7.000%	2,242,393	2,589,849
04/01/23-
05/01/25	8.500%	142,550	164,434
07/01/23-
08/01/40	5.000%	8,873,409	9,472,584
08/01/23-
03/01/38	5.500%	7,166,357	7,799,656
08/01/25-
05/01/32	7.500%	182,250	213,117
Federal National Mortgage Association(i)(n) CMO IO Series 2003-63 Class IP
07/25/33	1.000%	1,682,548	371,401
CMO IO Series 2003-71 Class IM
12/25/31	20.000%	732,175	77,650
CMO IO Series 2004-84 Class GI
12/25/22	24.840%	181,707	9,269
Government National Mortgage Association(i)
09/15/33	5.000%	956,938	1,043,561
10/15/33	5.500%	945,701	1,047,068

Total Residential Mortgage-Backed Securities — Agency
(Cost: $108,168,172)			$110,858,906

Residential Mortgage-Backed Securities — Non-Agency 0.3%

BCAP LLC Trust CMO Series 2006-RR1 Class PB(i)
11/25/36	5.000%	$1,125,834	$1,128,373
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1(d)(i)
05/25/35	4.750%	1,400,950	1,429,549

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $2,533,386)			$2,557,922

Commercial Mortgage-Backed Securities — Agency 0.8%

Federal National Mortgage Association(i) CMO Series 2002-M2 Class C
08/25/12	4.717%	$181,945	$187,406
Government National Mortgage Association(i) CMO Series 2011-64 Class A
08/16/34	2.380%	2,794,216	2,850,018
CMO Series 2011-64 Class AD
11/16/38	2.700%	825,000	845,687
CMO Series 2011-78 Class A
08/16/34	2.250%	3,175,000	3,224,609

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $7,075,102)			$7,107,720

Commercial Mortgage-Backed Securities — Non-Agency 4.0%

Americold LLC Trust Series 2010-ARTA Class A1(d)(i)
01/14/29	3.847%	$628,850	$641,827
Banc of America Merrill Lynch Commercial Mortgage, Inc.(i) Series 2005-3 Class A3A
07/10/43	4.621%	675,000	687,041
Series 2005-3 Class A4
07/10/43	4.668%	625,000	668,838
Bear Stearns Commercial Mortgage Securities Series 2007-PW18 Class A1(i)
06/13/50	5.038%	53,956	54,355
CDC Commercial Mortgage Trust Series 2002-FX1 Class A2(i)
11/15/30	5.676%	822,684	828,943
CW Capital Cobalt Ltd. Series 2007-C3 Class A1(i)
05/15/46	5.324%	42,800	42,783
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(i)
12/11/49	5.322%	1,075,000	1,138,001
Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class AAB(i)
12/10/46	5.291%	1,180,000	1,255,710
Credit Suisse First Boston Mortgage Securities Corp.(e)(i) Series 2004-C1 ClassA4
01/15/37	4.750%	705,000	744,167
Credit Suisse First Boston Mortgage Securities Corp.(i) Series 2004-C2 ClassA1
05/15/36	3.819%	131,986	133,711
DBUBS Mortgage Trust Series 2011-LC1A Class A3(d)(i)
11/10/46	5.002%	225,000	233,066
GE Capital Commercial Mortgage Corp.
Series 2001-3 Class A2(i)
06/10/38	6.070%	466,074	468,670
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class AAB(i)
12/10/41	4.702%	1,355,798	1,411,030
GS Mortgage Securities Corp. II(i) Series 2004-GG2 Class A3
08/10/38	4.602%	68,308	68,277
Series 2007-GG10 Class F
08/10/45	5.992%	1,050,000	95,033
General Electric Capital Assurance Co.(d)(e)(i)
Series 2003-1 Class A5
05/12/35	5.743%	400,000	439,560
General Electric Capital Assurance Co.(d)(i) Series 2003-1 Class A4
05/12/35	5.254%	723,837	773,597
Greenwich Capital Commercial Funding Corp.(i) Series 2004-GG1 Class A5
06/10/36	4.883%	15,235	15,223
Series 2005-GG3 Class AAB
08/10/42	4.619%	1,646,804	1,702,579
Series 2007-GG9 Class A4
03/10/39	5.444%	4,250,000	4,558,958
JP Morgan Chase Commercial Mortgage Securities Corp.(d)(i) Series 2009-IWST Class A2
12/05/27	5.633%	500,000	546,110
Series 2010-C1 Class A1
06/15/43	3.853%	489,504	506,498
Series 2010-C2 Class A3
11/15/43	4.070%	300,000	290,011
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	678,795
Series 2011-C3 Class A4
02/16/46	4.717%	650,000	656,616
JP Morgan Chase Commercial Mortgage Securities Corp.(e)(i) Series 2005-LDP3 Class ASB
08/15/42	4.893%	664,362	693,989
JP Morgan Chase Commercial Mortgage Securities Corp.(i) Series 2002-CIB5 Class A2
10/12/37	5.161%	1,240,000	1,289,630
Series 2003-LN1 Class A1
10/15/37	4.134%	434,978	446,374
Series 2003-ML1A Class A1
03/12/39	3.972%	261,231	264,772

The accompanying Notes to Financial Statements are an integral part of this statement.

42  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Balanced Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Series 2004-CBX Class A3
01/12/37	4.184%	$348,942	$348,728
Series 2005-LDP2 Class A3
07/15/42	4.697%	327,682	333,865
Series 2005-LDP4 Class AM
10/15/42	4.999%	400,000	410,382
Series 2005-LDP5 Class A4
12/15/44	5.371%	950,000	1,035,217
Series 2006-LDP6 Class ASB
04/15/43	5.490%	250,931	266,727
LB-UBS Commercial Mortgage Trust(i) Series 2004-C2 Class A3
03/15/29	3.973%	585,826	600,586
Series 2006-C4 Class AAB
06/15/32	6.042%	1,065,918	1,140,829
Series 2007-C7 Class A3
09/15/45	5.866%	850,000	922,342
Merrill Lynch Mortgage Trust Series 2008-C1 Class A1(i)
02/12/51	4.706%	33,728	34,255
Morgan Stanley Capital I(d)(i) Series 2011-C1 Class A4
09/15/47	5.033%	450,000	469,271
Morgan Stanley Capital I(i) Series 2006-T23 Class AAB
08/12/41	5.976%	850,000	914,255
Morgan Stanley Reremic Trust(d)(i) Series 2009-GG10 Class A4A
08/12/45	5.992%	1,325,000	1,450,015
Series 2010-GG10 Class A4A
08/15/45	5.992%	4,775,000	5,225,525
Wachovia Bank Commercial Mortgage Trust(e)(i) Series 2005- C22 Class AM
12/15/44	5.490%	300,000	309,510
Series 2006-C27 Class APB
07/15/45	5.727%	900,000	931,102
Wachovia Bank Commercial Mortgage Trust(i) Series 2005-C20 Class A5
07/15/42	5.087%	666,330	673,685
Series 2006-C24 Class APB
03/15/45	5.576%	601,486	628,369

Total Commercial Mortgage-Backed Securities – Non-Agency
(Cost: $36,814,608)			$37,028,827

Asset-Backed Securities — Non-Agency 1.2%

Access Group, Inc. Series 2005-1 Class A1(e)
06/22/18	0.327%	$305,969	$305,763
AmeriCredit Automobile Receivables Trust Series 2010-1 Class A3
03/17/14	1.660%	550,000	552,888
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A(d)
08/20/14	3.630%	400,000	413,447
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2(d)
11/15/12	1.830%	621,555	622,258
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%	800,000	839,082
Crown Castle Towers LLC Senior Secured(d)
01/15/15	4.523%	1,000,000	1,047,500
DT Auto Owner Trust (d) Series 2009-1 Class A1
10/15/15	2.980%	666,457	669,051
Series 2010-1A Class A2
12/17/12	0.990%	942,241	942,574
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(d)(e)
04/26/37	0.324%	481,244	474,769
GTP Towers Issuer LLC(d)
02/15/15	4.436%	300,000	312,981
Hertz Vehicle Financing LLC (d) Series 2009-2A Class A1
03/25/14	4.260%	900,000	944,545
Series 2010-1A Class A1
02/25/15	2.600%	500,000	513,893
National Collegiate Student Loan Trust(n) CMO IO Series 2006-2 Class AIO
08/25/11	50.000%	1,890,325	4,603
CMO IO Series 2006-3 Class AIO
01/25/12	20.000%	2,990,804	77,378
SBA Tower Trust(d)
04/15/40	4.254%	1,000,000	1,036,438
SLM Student Loan Trust Series 2006-C Class A2(e)
09/15/20	0.297%	456,588	452,782
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08/15/13	0.950%	825,722	826,905
Sierra Receivables Funding Co. LLC (d) Series 2010-1A Class A1
07/20/26	4.480%	129,525	132,972
Series 2010-2A Class A
11/20/25	3.840%	259,956	264,697
Series 2010-3A Class A
11/20/25	3.510%	246,351	248,537
Sierra Receivables Funding Co. LLC (d)(e) Series 2007-2A Class A2 (NPFGC)
09/20/19	1.186%	539,141	527,143

Total Asset-Backed Securities — Non-Agency
(Cost: $10,959,825)			$11,210,206

Inflation-Indexed Bonds 0.3%

U.S. Treasury Inflation-Indexed Bond
07/15/15	1.875%	$679,740	$749,681
07/15/17	2.625%	1,084,930	1,262,346
01/15/29	2.500%	811,665	942,880

Total Inflation-Indexed Bonds
(Cost: $2,782,007)			$2,954,907

U.S. Treasury Obligations 3.7%

U.S. Treasury
03/31/13	0.750%	$14,500,000	$14,584,970
02/15/21	3.625%	7,468,000	7,787,138
05/15/21	3.125%	2,500,000	2,492,975
11/15/40	4.250%	10,496,000	10,259,840

Total U.S. Treasury Obligations
(Cost: $34,615,781)			$35,124,923

U.S. Government & Agency Obligations 0.6%

Federal Home Loan Banks
12/28/11	1.000%	$1,000,000	$1,004,138
Federal Home Loan Mortgage Corp.
04/18/16	5.250%	4,000,000	4,606,956
Federal National Mortgage Association
04/01/22	8.000%	42,252	49,483

Total U.S. Government & Agency Obligations
(Cost: $5,258,580)			$5,660,577

Foreign Government Obligations 0.8%

CANADA (0.5%)
Province of Ontario Senior Unsecured(b)
12/15/17	3.150%	$2,000,000	$2,040,120
Province of Quebec Senior Unsecured(b)
05/14/18	4.625%	2,000,000	2,206,616

Total			4,246,736

MEXICO (0.1%)
Pemex Project Funding Master Trust(b)
01/21/21	5.500%	900,000	943,650

SWEDEN (0.2%)
Svensk Exportkredit AB Senior Unsecured(b)
03/01/17	5.125%	1,750,000	1,981,136

Total Foreign Government Obligations
(Cost: $7,052,198)			$7,171,522

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds 0.2%

State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	$1,550,000	$1,599,895

Total Municipal Bonds
(Cost: $1,585,427)			$1,599,895

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  43

Portfolio of Investments (continued)

Columbia VP – Balanced Fund

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans — %

Gaming ( — %)
Caesars Octavius LLC Tranche B Term Loan(j)
04/25/17	9.250%	$43,000	$43,333

Total Senior Loans
(Cost: $42,570)			$43,333

	Shares	Value

Money Market Fund 3.4%

Columbia Short-Term Cash Fund, 0.166%(k)(l)	32,216,306	$32,216,306

Total Money Market Fund
(Cost: $32,216,306)		$32,216,306

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.0%

Certificates of Deposit (0.8%)
Commerzbank AG
07/20/11	0.220%	$2,000,000	$2,000,000
DZ Bank AG
07/27/11	0.150%	1,000,000	1,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	1,500,000	1,500,000
Societe Generale
09/23/11	0.410%	3,000,000	3,000,000

Total			7,500,000

Money Market Fund (2.1%)
JPMorgan Prime Money Market Fund, 0.010%(k)		20,000,000	20,000,000

Repurchase Agreements (2.1%)
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $15,000,050(m)
07/01/11	0.120%	15,000,000	15,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $4,257,066(m)
07/01/11	0.080%	4,257,057	4,257,057

Total			19,257,057

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $46,757,057)			$46,757,057

Total Investments
(Cost: $939,536,193)			$1,009,277,007
Other Assets & Liabilities, Net			(71,940,367)

Net Assets			$937,336,640

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 10.68% of net assets.

(c)	At June 30, 2011, security was partially or fully on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $40,089,216 or 4.28% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $749,891, representing 0.08% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Acquisition
Security description	dates	Cost
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Trust Certificates
9.300% 07/01/15	12/08/95 — 08/12/96	$720,822

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $749,891, which represents 0.08% of net assets.

(i)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

44  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Balanced Fund

Notes to Portfolio of Investments (continued)

(j)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(l)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized		or interest
Issuer	cost	cost	from sales	gain/loss	Ending cost	income	Value
Columbia Short-Term Cash Fund	$15,311,808	$251,810,203	$(234,905,705)	$—	$32,216,306	$34,153	$32,216,306

(m)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$531,788
Ginnie Mae I Pool	13,061,706
Government National Mortgage Association	1,706,506

Total Market Value of Collateral Securities	$15,300,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$4,342,217

Total Market Value of Collateral Securities	$4,342,217

(n)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2011.
Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
IO	Interest Only
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
SDR	Swedish Depositary Receipt
Currency Legend

SEK	Swedish Krona
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  45

Portfolio of Investments (continued)

Columbia VP – Balanced Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$40,483,935	$—	$—	$40,483,935
Consumer Staples	64,098,494	—	—	64,098,494
Energy	78,353,130	—	—	78,353,130
Financials	100,793,189	—	—	100,793,189
Health Care	75,338,114	—	—	75,338,114
Industrials	80,564,354	—	—	80,564,354
Information Technology	121,811,336	—	—	121,811,336
Materials	32,436,877	—	—	32,436,877
Telecommunication Services	4,174,406	3,135,240	—	7,309,646

Total Equity Securities	598,053,835	3,135,240	—	601,189,075

The accompanying Notes to Financial Statements are an integral part of this statement.

46  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Balanced Fund

Fair Value Measurements (continued)

	Fair Value at June 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Corporate Bonds & Notes
Electric	$—	$7,691,435	$44,620	$7,736,055
Entertainment	—	1,156,320	749,891	1,906,211
All Other Industries	—	98,153,565	—	98,153,565
Residential Mortgage-Backed Securities — Agency	—	110,858,906	—	110,858,906
Residential Mortgage-Backed Securities — Non-Agency	—	2,557,922	—	2,557,922
Commercial Mortgage-Backed Securities — Agency	—	7,107,720	—	7,107,720
Commercial Mortgage-Backed Securities — Non-Agency	—	37,028,827	—	37,028,827
Asset-Backed Securities — Non-Agency	—	11,210,206	—	11,210,206
Inflation-Indexed Bonds	—	2,954,907	—	2,954,907
U.S. Government & Agency Obligations	—	5,660,577	—	5,660,577
U.S. Treasury Obligations	35,124,923	—	—	35,124,923
Foreign Government Obligations	—	7,171,522	—	7,171,522
Municipal Bonds	—	1,599,895	—	1,599,895

Total Bonds	35,124,923	293,151,802	794,511	329,071,236

Other
Senior Loans	—	43,333	—	43,333
Affiliated Money Market Fund(c)	32,216,306	—	—	32,216,306
Investments of Cash Collateral Received for Securities on Loan	20,000,000	26,757,057	—	46,757,057

Total Other	52,216,306	26,800,390	—	79,016,696

Total	$685,395,064	$323,087,432	$794,511	$1,009,277,007

•	The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

•	Certain Corporate Bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities management deemed comparable and

•	Certain Residential Mortgage-Backed Non-Agency Bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  47

Portfolio of Investments (continued)

Columbia VP – Balanced Fund

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Corporate	Mortgage-Backed
	Bonds &	Securities –
	Notes	Non-Agency	Total
Balance as of December 31, 2010	$813,215	$850,000	$1,663,215
Accrued discounts/premiums	1,019	—	1,019
Realized gain (loss)	(14,807)	(21,250)	(36,057)
Change in unrealized appreciation (depreciation)*	18,984	—	18,984
Sales	(1,159,990)	(828,750)	(1,988,740)
Purchases	764,492	—	764,492
Transfers into Level 3	371,598	—	371,598
Transfers out of Level 3	—	—	—

Balance as of June 30, 2011	$794,511	$—	$794,511

•	Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $18,984, which is comprised of Corporate Bonds & Notes.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

48  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia VP – Cash Management Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Effective	Par/
Issuer	Yield	Principal	Value

Asset-Backed Commercial Paper 24.6%

Amsterdam Funding Corp.
08/24/11	0.180%	$15,000,000	$14,996,175
Chariot Funding LLC
07/01/11	0.132%	12,000,000	12,000,000
FCAR Owner Trust Series I
07/15/11	0.140%	7,300,000	7,299,574
08/02/11	0.180%	5,000,000	4,999,200
Fairway Finance Co. LLC
07/08/11	0.110%	5,500,000	5,499,872
Falcon Asset Securitization Co.
07/07/11	0.170%	10,000,000	9,999,667
Grampian Funding LLC
07/11/11	0.250%	20,000,000	19,998,500
Jupiter Securitization Co. LLC
07/14/11	0.120%	5,000,000	4,999,765
Market Street Funding LLC
08/10/11	0.180%	12,000,000	11,997,600
MetLife Short Term Funding LLC
07/19/11	0.180%	3,000,000	2,999,715
08/01/11	0.190%	6,000,000	5,999,018
Metlife Short Term Funding LLC
08/05/11	0.140%	9,000,000	8,998,775
Salisbury Receivables Co. LLC
07/20/11	0.130%	8,500,000	8,499,417
07/21/11	0.130%	9,000,000	8,999,350
Salisbury Receivables Co. LLC(a)
07/06/11	0.140%	10,000,000	9,999,764
Sheffield Receivables Corp.(a)
07/12/11	0.190%	12,000,000	11,999,266
08/10/11	0.170%	7,000,000	6,998,678
Thunder Bay Funding LLC
07/11/11	0.180%	5,000,000	4,999,722
07/21/11	0.130%	5,000,000	4,999,639
09/08/11	0.170%	17,000,000	16,994,461

Total Asset-Backed Commercial Paper
(Cost: $183,278,158)			$183,278,158

Commercial Paper 22.9%

Banking (19.5%)
ANZ National International Ltd.(a)
08/15/11	0.180%	$19,995,500	$19,995,500
BNP Paribas Finance, Inc.
07/01/11	0.030%	15,000,000	15,000,000
Bank Of Nova Scotia
07/06/11	0.030%	27,999,845	27,999,845
HSBC U.S.A., Inc.
07/06/11	0.070%	27,999,689	27,999,689
Royal Bank Of Scotland Group PLC
08/09/11	0.220%	23,000,000	22,994,518
08/10/11	0.190%	5,000,000	4,998,944
Westpac Banking Corp.
08/19/11	0.220%	11,000,000	10,996,706
Westpac Banking Corp.(b)
07/03/12	0.282%	15,000,000	15,000,000

Total			144,985,202

Life Insurance (1.5%)
New York Life Capital Corp.(a)
07/28/11	0.150%	11,703,683	11,703,683

Other Financial Institutions (0.2%)
Cafco LLC
07/01/11	0.020%	1,300,000	1,300,000

Pharmaceuticals (1.7%)
Sanofi
12/15/11	0.220%	12,487,243	12,487,243

Total Commercial Paper
(Cost: $170,476,128)			$170,476,128

Certificates of Deposit 13.4%

Bank Of Montreal Chicago Branch
07/01/11	0.110%	$28,000,000	$28,000,000
Canadian Imperial Bank of Commerce
07/05/11	0.070%	28,000,000	28,000,000
Royal Bank Of Canada
07/01/11	0.020%	18,100,000	18,100,000
Toronto Dominion Bank
08/05/11	0.130%	25,500,000	25,500,000

Total Certificates of Deposit
(Cost: $99,600,000)			$99,600,000

U.S. Government & Agency Obligations 6.7%

Federal Home Loan Banks
04/27/12	0.410%	$8,000,000	$8,000,000
Federal Home Loan Banks(b)
01/19/12	0.180%	4,000,000	4,000,000
01/24/12	0.180%	8,000,000	8,000,000
02/02/12	0.170%	9,000,000	9,000,000
Federal Home Loan Banks(c)
07/24/12	0.375%	10,000,000	10,000,000
Federal National Mortgage Association Discount Notes
07/05/11	0.001%	10,700,000	10,699,999

Total U.S. Government & Agency Obligations
(Cost: $49,699,999)			$49,699,999

U.S. Government-Insured Debt 18.9%

Straight-A Funding LLC(a)(d)
U.S. Treasury Government Guaranty
07/13/11	0.180%	$20,000,000	$19,998,733
07/14/11	0.180%	19,000,000	18,998,697
07/18/11	0.110%	12,200,000	12,199,309
08/08/11	0.170%	14,033,000	14,030,482
08/11/11	0.170%	3,000,000	2,999,419
08/12/11	0.140%	20,000,000	19,996,733
08/16/11	0.150%	10,000,000	9,998,083
08/17/11	0.140%	15,000,000	14,997,258
08/26/11	0.160%	13,500,000	13,496,640
09/01/11	0.160%	9,000,000	8,997,520
Straight-A Funding LLC(d)
U.S. Treasury Government Guaranty
08/18/11	0.140%	5,000,000	4,999,067

Total U.S. Government-Insured Debt
(Cost: $140,711,941)			$140,711,941

Repurchase Agreements 2.0%

Barclays Bank PLC dated 06/30/11, matures 07/01/11, repurchase price $14,800,004 (collateralized by U.S. Treasury Bond) Total market value $14,800,068
	0.625%	$14,800,000	$14,800,000

Total Repurchase Agreements
(Cost: $14,800,000)			$14,800,000

Treasury Note Short-Term 9.5%

U.S. Treasury Bills
08/11/11	0.130%	$27,000,000	$26,996,057
08/18/11	0.030%	44,000,000	43,998,240

Total Treasury Note Short-Term
(Cost: $70,994,297)			$70,994,297

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities – Non-Agency 3.5%

Car Loan (3.5%)
Enterprise Fleet Financing LLC Series 2011-2 Class A1(e)
07/20/12	0.384%	$10,000,000	$10,000,000
Honda Auto Receivables Owner Trust Series 2010-3 Class A1
10/21/11	0.310%	186,299	186,299
SMART Trust Series 2011-1USA Class A1(e)
03/14/12	0.432%	4,661,581	4,661,581
Santander Drive Auto Receivables Trust Series 2010-3 Class A1
12/15/11	0.357%	567,982	567,908
Series 2011-1 Class A1
05/15/12	0.312%	5,588,788	5,588,788
Santander Drive Auto Receivables Trust (b)(e) Series 2010-B Class A1
12/15/11	0.374%	1,739,515	1,739,515
Westlake Automobile Receivables Trust Series 2011-1A Class A1(e)
05/15/12	0.391%	2,933,696	2,933,696

Total			25,677,787

Total Asset-Backed Securities — Non-Agency
(Cost: $25,677,787)			$25,677,787

Total Investments
(Cost: $755,238,310)			$755,238,310
Other Assets & Liabilities, Net			(10,862,874)

Net Assets			$744,375,436

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  49

Portfolio of Investments (continued)

Columbia VP – Cash Management Fund

Notes to Portfolio of Investments

(a)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $196,409,765 or 26.39% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $19,334,792 or 2.60% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

50  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Cash Management Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  51

Portfolio of Investments (continued)

Columbia VP – Cash Management Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Short-Term Securities
Asset-Backed Commercial Paper	$—	$183,278,158	$—	$183,278,158
Commercial Paper	—	170,476,128	—	170,476,128
Certificates of Deposit	—	99,600,000	—	99,600,000
U.S. Government & Agency Obligations	—	49,699,999	—	49,699,999
U.S. Government-Insured Debt	—	140,711,941	—	140,711,941
Repurchase Agreements	—	14,800,000	—	14,800,000
Treasury Note Short-Term	—	70,994,297	—	70,994,297

Total Short-Term Securities	—	729,560,523	—	729,560,523

Bonds
Asset-Backed Securities — Non-Agency	—	25,677,787	—	25,677,787

Total Bonds	—	25,677,787	—	25,677,787

Total	$—	$755,238,310	$—	$755,238,310

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

52  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia VP – Diversified Bond Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes 38.1%
Aerospace & Defense (0.5%)
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$995,000	$1,052,213
Ducommun, Inc. Senior Notes(a)
07/15/18	9.750%	103,000	105,446
Huntington Ingalls Industries, Inc.(a)(b)
03/15/18	6.875%	320,000	328,000
03/15/21	7.125%	432,000	447,120
Kratos Defense & Security Solutions, Inc. Senior Secured(a)
06/01/17	10.000%	926,000	976,930
L-3 Communications Corp.
02/15/21	4.950%	12,340,000	12,313,160
Moog, Inc. Senior Subordinated Notes
06/15/18	7.250%	368,000	390,540
Oshkosh Corp.(b)
03/01/17	8.250%	350,000	375,375
03/01/20	8.500%	485,000	525,013
Raytheon Co. Senior Unsecured
10/15/40	4.875%	2,410,000	2,208,548
TransDigm, Inc.(a)(b)
12/15/18	7.750%	349,000	366,450

Total			19,088,795

Automotive (0.4%)
Allison Transmission, Inc.(a)
05/15/19	7.125%	287,000	279,108
Chrysler Group LLC/Co-Issuer, Inc. (a)(b) Senior Secured
06/15/19	8.000%	179,000	174,973
06/15/21	8.250%	490,000	481,425
Dana Holding Corp.(b) Senior Unsecured
02/15/19	6.500%	295,000	292,787
02/15/21	6.750%	850,000	841,500
Delphi Corp.(a)(b) Senior Notes
05/15/19	5.875%	205,000	202,950
05/15/21	6.125%	137,000	136,315
FUEL Trust Secured(a)
06/15/16	3.984%	9,990,000	9,908,831
International Automotive Components Group SL Senior Secured(a)(c)
06/01/18	9.125%	116,000	118,610
Lear Corp.(b)
03/15/18	7.875%	711,000	764,325
03/15/20	8.125%	1,454,000	1,573,955
Visteon Corp. Senior Notes(a)(b)
04/15/19	6.750%	787,000	755,520

Total			15,530,299

Banking (8.8%)
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	3,619,000	4,013,949
Bank of New York Mellon Corp. (The)(b) Senior Unsecured
02/01/21	4.150%	18,859,000	18,802,480
Barclays Bank PLC(a)(c)(d)
09/29/49	7.434%	11,982,000	12,221,640
12/31/49	6.860%	22,920,000	21,029,100
12/31/49	7.375%	2,775,000	2,820,788
Barclays Bank PLC (b)(c) Senior Unsecured
09/22/16	5.000%	950,000	1,021,955
Capital One/IV(d)
02/17/37	6.745%	15,905,000	16,123,694
Capital One/V(b)
08/15/39	10.250%	17,990,000	19,069,400
Discover Bank Subordinated Notes(b)
11/18/19	8.700%	10,183,000	12,284,364
Fifth Third Bank Senior Unsecured(d)
05/17/13	0.371%	3,270,000	3,218,874
HBOS PLC Subordinated Notes(a)(c)
05/21/18	6.750%	14,605,000	14,054,917
HSBC U.S.A., Inc. Subordinated Notes
09/27/20	5.000%	21,060,000	20,831,710
ING Bank NV Senior Unsecured(a)(c)
03/15/16	4.000%	3,505,000	3,547,193
JP Morgan Chase Capital XVII
08/01/35	5.850%	905,000	890,154
JP Morgan Chase Capital XX
09/29/36	6.550%	810,000	811,989
JP Morgan Chase Capital XXIII(d)
05/15/47	1.261%	4,025,000	3,182,737
JP Morgan Chase Capital XXV
10/01/37	6.800%	8,930,000	8,832,868
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	25,735,000	25,892,447
JPMorgan Chase & Co.(d)
04/29/49	7.900%	7,430,000	7,980,489
Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	750,000	551,250
Lloyds TSB Bank PLC Bank Guaranteed(a)(c)
01/12/15	4.375%	3,270,000	3,318,736
Merrill Lynch & Co., Inc. Senior Unsecured
04/25/13	6.150%	270,000	289,908
Subordinated Notes
05/02/17	5.700%	7,130,000	7,426,608
National City Preferred Capital Trust I(d)
12/31/49	12.000%	14,390,000	15,839,936
PNC Funding Corp. Bank Guaranteed
02/08/20	5.125%	825,000	883,327
State Street Corp.
03/15/18	4.956%	26,910,000	28,537,221
Senior Unsecured
03/07/16	2.875%	685,000	694,911
U.S. Bancorp
02/01/16	3.442%	26,975,000	27,405,170
USB Capital XIII Trust
12/15/39	6.625%	25,247,000	25,951,896
Wells Fargo & Co. Senior Unsecured(b)
06/15/16	3.676%	38,670,000	39,727,199
Wells Fargo Capital X
12/15/36	5.950%	4,420,000	4,323,975

Total			351,580,885

Brokerage (0.1%)
E*Trade Financial Corp. Senior Unsecured PIK
11/30/17	12.500%	400,000	468,000
E*Trade Financial Corp.(b) Senior Notes
06/01/16	6.750%	530,000	519,400
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	2,735,000	3,158,132
Nuveen Investments, Inc.
11/15/15	10.500%	145,000	148,262

Total			4,293,794

Building Materials (0.1%)
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	1,049,000	1,054,245
Euramax International, Inc. Senior Secured(a)
04/01/16	9.500%	420,000	405,300
Interface, Inc.
12/01/18	7.625%	321,000	333,840
Nortek, Inc.(a)(b)
04/15/21	8.500%	540,000	499,500

Total			2,292,885

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  53

Portfolio of Investments (continued)

Columbia VP – Diversified Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (0.5%)
CF Industries, Inc.
05/01/18	6.875%	$496,000	$559,240
CF Industries, Inc.(b)
05/01/20	7.125%	805,000	933,800
Celanese U.S. Holdings LLC Senior Notes(b)
06/15/21	5.875%	90,000	92,025
Chemtura Corp.
09/01/18	7.875%	446,000	467,185
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	4,320,000	4,852,729
Dow Chemical Co. (The)(b) Senior Unsecured
11/15/20	4.250%	6,900,000	6,734,083
Hexion U.S. Finance Corp./Nova Scotia ULC(b) Secured
11/15/20	9.000%	384,000	393,600
Senior Secured
02/01/18	8.875%	1,114,000	1,158,560
Lubrizol Corp. Senior Unsecured
02/01/19	8.875%	310,000	403,174
Lyondell Chemical Co. Senior Secured(a)(b)
11/01/17	8.000%	870,000	972,225
MacDermid, Inc. Senior Subordinated Notes(a)
04/15/17	9.500%	368,000	383,640
Nalco Co.(a)(b)
01/15/19	6.625%	710,000	727,750
Nova Chemicals Corp. Senior Unsecured(c)
11/01/16	8.375%	680,000	748,000
Polypore International, Inc.
11/15/17	7.500%	887,000	938,003

Total			19,364,014

Construction Machinery (0.1%)
Case New Holland, Inc. Senior Notes(a)
12/01/17	7.875%	809,000	891,922
Columbus McKinnon Corp.
02/01/19	7.875%	382,000	387,730
Manitowoc Co., Inc. (The)(b)
11/01/20	8.500%	645,000	688,538
Neff Rental LLC/Finance Corp. Secured(a)(b)
05/15/16	9.625%	595,000	565,250
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	352,000	385,440
RSC Equipment Rental, Inc./Holdings III LLC(b)
02/01/21	8.250%	384,000	382,080
United Rentals North America, Inc.(b)
12/15/19	9.250%	704,000	770,880
09/15/20	8.375%	646,000	654,075
Xerium Technologies, Inc.(a)(b)
06/15/18	8.875%	355,000	355,000

Total			5,080,915

Consumer Cyclical Services ( — %)
Garda World Security Corp. Senior Unsecured(a)(c)
03/15/17	9.750%	105,000	112,875
West Corp.(a)(b)
10/01/18	8.625%	448,000	452,480

Total			565,355

Consumer Products (0.1%)
Central Garden and Pet Co.
03/01/18	8.250%	597,000	616,402
Sealy Mattress Co.(b)
06/15/14	8.250%	303,000	303,758
Spectrum Brands Holdings, Inc. Senior Secured(a)(b)
06/15/18	9.500%	996,000	1,105,560
Visant Corp.(b)
10/01/17	10.000%	368,000	380,880

Total			2,406,600

Diversified Manufacturing (0.1%)
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	737,000	777,535
CPM Holdings, Inc. Senior Secured(b)
09/01/14	10.625%	721,000	782,285
SPX Corp.(a)
09/01/17	6.875%	506,000	541,420
Tomkins LLC/Inc. Secured(a)
10/01/18	9.000%	721,000	778,680
WireCo WorldGroup Senior Unsecured(a)(b)
05/15/17	9.750%	878,000	926,290

Total			3,806,210

Electric (4.5%)
AES Corp. (The) Senior Notes(a)(b)
07/01/21	7.375%	508,000	515,620
Alabama Power Co. Senior Unsecured(b)
03/15/41	5.500%	9,977,000	10,259,269
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	5,685,000	6,499,768
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	295,000	306,062
12/15/15	6.875%	695,000	776,544
Calpine Corp. Senior Secured(a)
02/15/21	7.500%	769,000	786,302
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%	470,000	537,183
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	335,000	397,543
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	16,980,000	19,599,522
Detroit Edison Co. (The) Senior Secured
10/01/13	6.400%	7,450,000	8,294,130
Dominion Resources, Inc. Senior Unsecured
08/01/33	5.250%	9,775,000	10,762,226
Dominion Resources, Inc.(b) Senior Unsecured
08/15/19	5.200%	6,190,000	6,740,929
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	4,310,000	4,975,020
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	8,145,000	9,137,737
Edison Mission Energy Senior Unsecured(b)
05/15/17	7.000%	685,000	554,850
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured(b)
12/01/20	10.000%	448,000	477,774
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	3,730,000	4,255,363
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	304,000	316,160
Georgia Power Co. Senior Unsecured(b)
09/01/40	4.750%	430,000	393,929
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	5,795,000	6,091,281
KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	2,430,000	2,677,257
Midwest Generation LLC Pass-Through Certificates(b)
01/02/16	8.560%	360,239	369,245
NRG Energy, Inc.(b)
01/15/17	7.375%	1,123,000	1,176,342
Nevada Power Co.
04/15/12	6.500%	1,000,000	1,043,574
01/15/15	5.875%	9,959,000	11,155,295
08/01/18	6.500%	1,469,000	1,715,985
Nevada Power Co.(b)
05/15/18	6.500%	7,270,000	8,484,083

The accompanying Notes to Financial Statements are an integral part of this statement.

54  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Diversified Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (cont.)
Niagara Mohawk Power Corp. Senior Unsecured(a)
08/15/19	4.881%	$3,010,000	$3,190,260
Ohio Power Co. Senior Unsecured
01/15/14	4.850%	950,000	1,025,543
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	2,070,000	1,980,793
PPL Electric Utilities Corp. 1st Mortgage
11/30/13	7.125%	6,860,000	7,781,398
PacifiCorp 1st Mortgage
09/15/13	5.450%	5,605,000	6,125,665
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	2,400,000	2,547,113
Sierra Pacific Power Co.
05/15/16	6.000%	12,141,000	13,883,695
Southern California Edison Co. 1st Mortgage(b)
09/01/40	4.500%	480,000	435,227
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	7,510,000	8,622,914
Texas Competitive Electric Holdings Co. LLC/Finance, Inc. Senior Secured(a)
10/01/20	11.500%	191,000	188,135
Toledo Edison Co. (The) Senior Secured(b)
05/15/37	6.150%	3,255,000	3,429,318
TransAlta Corp. Senior Unsecured(c)
01/15/15	4.750%	9,770,000	10,481,079

Total			177,990,133

Entertainment (0.2%)
AMC Entertainment, Inc.(b)
06/01/19	8.750%	288,000	303,840
Cinemark U.S.A., Inc. Senior Subordinated Notes(a)(b)
06/15/21	7.375%	97,000	96,273
National CineMedia LLC Senior Notes(a)(e)
07/15/21	7.875%	381,000	387,191
Regal Cinemas Corp.(b)
07/15/19	8.625%	334,000	350,700
Speedway Motorsports, Inc.
06/01/16	8.750%	792,000	857,340
02/01/19	6.750%	221,000	220,447
Time Warner, Inc.
03/29/41	6.250%	3,850,000	3,999,284
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(f)(g)
07/01/15	9.300%	1,387,238	1,390,706
Vail Resorts, Inc.(a)(b)
05/01/19	6.500%	110,000	110,550

Total			7,716,331

Environmental ( — %)
Clean Harbors, Inc. Senior Secured(a)(b)
08/15/16	7.625%	170,000	180,200

Food and Beverage 1.0%
ARAMARK Holdings Corp. Senior Notes PIK(a)(b)
05/01/16	8.625%	351,000	357,143
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	5,338,000	5,600,752
Dean Foods Co. Senior Notes(a)(b)
12/15/18	9.750%	289,000	307,063
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	300,000	306,947
Kraft Foods, Inc. Senior Unsecured
08/11/17	6.500%	6,795,000	7,955,434
02/01/18	6.125%	3,468,000	3,989,709
08/23/18	6.125%	2,350,000	2,694,989
SABMiller PLC (a)(c) Senior Unsecured
01/15/14	5.700%	14,000,000	15,404,522
07/15/18	6.500%	4,414,000	5,105,016

Total			41,721,575

Gaming (0.1%)
Boyd Gaming Corp. Senior Notes(a)(b)
12/01/18	9.125%	495,000	507,375
Caesars Entertainment Operating Co., Inc. Secured
12/15/18	10.000%	513,000	462,982
Senior Secured
06/01/17	11.250%	322,000	355,408
MGM Resorts International(b) Senior Secured
03/15/20	9.000%	681,000	745,695
Senior Unsecured
03/01/18	11.375%	309,000	346,853
Penn National Gaming, Inc. Senior Subordinated Notes(b)
08/15/19	8.750%	57,000	61,988
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	71,000	73,485
Seneca Gaming Corp.(a)
12/01/18	8.250%	925,000	955,062
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	232,000	231,420

Total			3,740,268

Gas Distributors ( — %)
Energy Transfer Equity LP Senior Secured(b)
10/15/20	7.500%	670,000	713,550

Gas Pipelines (4.4%)
Colorado Interstate Gas Co. Senior Unsecured
11/15/15	6.800%	44,670,000	52,016,920
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	220,000	217,800
El Paso Corp. Senior Unsecured
01/15/32	7.750%	390,000	453,676
El Paso Corp.(b) Senior Unsecured
09/15/20	6.500%	1,172,000	1,283,340
Kinder Morgan Energy Partners LP Senior Unsecured(b)
09/01/39	6.500%	345,000	358,241
NGPL PipeCo LLC Senior Unsecured(a)
12/15/12	6.514%	495,000	520,539
Nisource Finance Corp.
03/01/13	6.150%	22,425,000	24,122,371
09/15/17	5.250%	15,350,000	16,602,959
Nisource Finance Corp.(b)
09/15/20	5.450%	10,900,000	11,480,392
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	1,895,000	2,258,247
04/15/17	5.950%	8,185,000	9,471,842
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	8,510,000	8,653,385
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	90,000	100,350
12/01/18	6.875%	610,000	629,825
Regency Energy Partners LP/Finance Corp.(b)
07/15/21	6.500%	687,000	695,587
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	350,000	438,559
Southern Natural Gas Co. (a) Senior Unsecured
04/01/17	5.900%	4,728,000	5,374,091
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,734,000	1,742,670
TransCanada PipeLines Ltd.(c)(d)
05/15/67	6.350%	8,010,000	8,052,173
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	19,510,000	22,611,719
Transcontinental Gas Pipe Line Co. LLC(b) Senior Unsecured
08/15/11	7.000%	6,972,000	7,024,418

Total			174,109,104

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  55

Portfolio of Investments (continued)

Columbia VP – Diversified Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Health Care (0.5%)
AMGH Merger Sub, Inc. Senior Secured(a)(b)
11/01/18	9.250%	$592,000	$623,080
American Renal Associates Holdings, Inc. Senior Unsecured PIK(a)
03/01/16	9.750%	100,000	102,750
American Renal HoldingsCo., Inc. Senior Secured
05/15/18	8.375%	542,000	552,163
CDRT Merger Sub, Inc.(a)(b)
06/01/19	8.125%	174,000	174,000
CHS/Community Health Systems, Inc.(b)
07/15/15	8.875%	259,000	266,770
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	11,335,000	11,505,501
ConvaTec Healthcare E SA Senior Unsecured(a)(c)
12/15/18	10.500%	881,000	911,835
Fresenius Medical Care U.S. Finance, Inc.(a)(b)
02/15/21	5.750%	384,000	371,520
HCA, Inc. Senior Secured(b)
09/15/20	7.250%	1,758,000	1,887,652
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	544,000	561,680
Healthsouth Corp.(b)
02/15/20	8.125%	368,000	395,600
09/15/22	7.750%	73,000	76,924
Multiplan, Inc.(a)(b)
09/01/18	9.875%	738,000	784,125
Radnet Management, Inc.
04/01/18	10.375%	240,000	245,400
STHI Holding Corp. Secured(a)
03/15/18	8.000%	158,000	160,370
Tenet Healthcare Corp. Senior Unsecured(b)
08/01/20	8.000%	133,000	135,161
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	607,000	626,728
WP Rocket Merger Sub, Inc. Senior Unsecured(a)
07/15/19	10.125%	301,000	304,010

Total			19,685,269

Healthcare Insurance (0.1%)
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	680,000	771,039
02/15/41	5.950%	1,700,000	1,738,434

Total			2,509,473

Home Construction ( — %)
K Hovnanian Enterprises, Inc. Senior Secured(b)
10/15/16	10.625%	325,000	324,188
Shea Homes LP/Funding Corp. Senior Secured(a)
05/15/19	8.625%	560,000	551,600

Total			875,788

Independent Energy (2.0%)
Anadarko Petroleum Corp. Senior Unsecured(b)
09/15/16	5.950%	24,775,000	27,886,418
Berry Petroleum Co. Senior Unsecured(b)
11/01/20	6.750%	360,000	361,800
Brigham Exploration Co.
10/01/18	8.750%	496,000	540,640
Brigham Exploration Co.(a)(b)
06/01/19	6.875%	91,000	90,318
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	896,000	922,880
Chaparral Energy, Inc.
10/01/20	9.875%	352,000	380,160
Chaparral Energy, Inc.(b)
09/01/21	8.250%	660,000	664,950
Chesapeake Energy Corp.(b)
08/15/20	6.625%	1,086,000	1,140,300
02/15/21	6.125%	1,115,000	1,128,937
Comstock Resources, Inc.(b)
04/01/19	7.750%	461,000	464,457
Concho Resources, Inc.
01/15/22	6.500%	137,000	137,343
Concho Resources, Inc.(b)
01/15/21	7.000%	707,000	731,745
Continental Resources, Inc.(b)
04/01/21	7.125%	727,000	766,985
Denbury Resources, Inc.
03/01/16	9.750%	257,000	287,197
EXCO Resources, Inc.
09/15/18	7.500%	762,000	741,045
Encana Corp. Senior Unsecured(c)
11/01/11	6.300%	22,855,000	23,280,766
Goodrich Petroleum Corp.(a)
03/15/19	8.875%	320,000	320,000
Laredo Petroleum, Inc. Senior Notes(a)
02/15/19	9.500%	912,000	962,160
Linn Energy LLC/Finance Corp.(a)
05/15/19	6.500%	678,000	671,220
MEG Energy Corp.(a)(b)(c)
03/15/21	6.500%	460,000	462,300
Nexen, Inc. (c) Senior Unsecured
05/15/37	6.400%	6,145,000	6,129,730
07/30/39	7.500%	3,140,000	3,512,266
Oasis Petroleum, Inc. Senior Unsecured(a)(b)
02/01/19	7.250%	768,000	752,640
Petrohawk Energy Corp.
08/15/18	7.250%	866,000	888,732
Petrohawk Energy Corp.(a)
06/01/19	6.250%	265,000	259,037
QEP Resources, Inc. Senior Unsecured(b)
03/01/21	6.875%	369,000	389,295
Range Resources Corp.
06/01/21	5.750%	368,000	361,560
Range Resources Corp.(b)
05/15/19	8.000%	570,000	618,450
Venoco, Inc.(a)(b)
02/15/19	8.875%	694,000	694,000
Woodside Finance Ltd.(a)(c)
05/10/21	4.600%	3,330,000	3,268,312

Total			78,815,643

Integrated Energy (0.5%)
Hess Corp. Senior Unsecured
08/15/31	7.300%	4,540,000	5,427,479
Marathon Petroleum Corp.(a)(b)
03/01/41	6.500%	4,890,000	5,053,972
Shell International Finance BV(b)(c)
03/25/40	5.500%	8,680,000	9,080,009

Total			19,561,460

Life Insurance (1.2%)
ING Groep NV(c)(d)
12/29/49	5.775%	7,210,000	6,633,200
MetLife Capital Trust X(a)
04/08/38	9.250%	9,845,000	12,010,900
MetLife, Inc.
08/01/69	10.750%	7,811,000	10,993,983
Prudential Financial, Inc. Senior Unsecured
06/13/15	4.750%	160,000	171,131
12/01/17	6.000%	1,960,000	2,199,753
Prudential Financial, Inc.(b) Senior Unsecured
11/15/20	4.500%	2,315,000	2,299,522
Prudential Financial, Inc.(b)(d)
06/15/38	8.875%	13,034,000	15,217,195

Total			49,525,684

Media Cable (1.2%)
CCO Holdings LLC/Capital Corp.(b)
01/15/19	7.000%	1,190,000	1,225,700
CSC Holdings LLC Senior Unsecured(b)
02/15/18	7.875%	1,005,000	1,097,963
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	1,136,000	1,181,440

The accompanying Notes to Financial Statements are an integral part of this statement.

56  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Diversified Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (cont.)
Comcast Corp.
02/15/18	5.875%	$3,565,000	$3,998,422
Comcast Corp.(b)
03/01/40	6.400%	5,135,000	5,495,600
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	10,800,000	10,956,643
03/01/16	3.500%	9,545,000	9,852,492
DIRECTV Holdings LLC/Financing Co., Inc.(b)
03/01/21	5.000%	7,205,000	7,462,492
DISH DBS Corp.
09/01/19	7.875%	1,075,000	1,159,656
DISH DBS Corp.(b)
02/01/16	7.125%	691,000	729,005
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured(a)(b)(c)
03/15/19	7.500%	270,000	272,926
Time Warner Cable, Inc.(b)
02/15/21	4.125%	3,050,000	2,948,048
11/15/40	5.875%	2,835,000	2,798,046
Videotron Ltee(b)(c)
04/15/18	9.125%	496,000	553,660

Total			49,732,093

Media Non-Cable (1.1%)
AMC Networks, Inc.(a)(b)
07/15/21	7.750%	538,000	562,210
Clear Channel Communications, Inc.(a)
03/01/21	9.000%	771,000	738,232
Clear Channel Worldwide Holdings, Inc.(b)
12/15/17	9.250%	864,000	941,760
Cumulus Media, Inc.(a)(b)
05/01/19	7.750%	108,000	104,220
EH Holding Corp. (a) Senior Unsecured
06/15/21	7.625%	426,000	434,520
EH Holding Corp.(a)(b) Senior Secured
06/15/19	6.500%	323,000	328,653
Entravision Communications Corp. Senior Secured(b)
08/01/17	8.750%	507,000	524,745
Intelsat Jackson Holdings SA(a)(c)
10/15/20	7.250%	1,475,000	1,463,937
NBCUniversal Media LLC Senior Unsecured(a)(b)
04/01/41	5.950%	355,000	360,997
News America, Inc.(a)
02/15/41	6.150%	12,615,000	12,496,873
Nielsen Finance LLC/Co.(a)
10/15/18	7.750%	913,000	958,650
RR Donnelley & Sons Co. Senior Unsecured(b)
01/15/17	6.125%	7,804,000	7,628,519
Reed Elsevier Capital, Inc.
08/01/11	6.750%	3,494,000	3,510,684
Salem Communications Corp. Secured(b)
12/15/16	9.625%	405,000	426,769
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	684,000	748,980
TCM Sub LLC(a)
01/15/15	3.550%	9,605,000	10,070,241
Univision Communications, Inc.(a)(b)
05/15/21	8.500%	465,000	454,538
Senior Secured
11/01/20	7.875%	448,000	459,200
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	840,000	877,800

Total			43,091,528

Metals (0.5%)
Alpha Natural Resources, Inc.
06/01/19	6.000%	279,000	280,046
06/01/21	6.250%	279,000	279,698
ArcelorMittal(b)(c) Senior Unsecured
03/01/21	5.500%	7,020,000	7,030,958
10/15/39	7.000%	380,000	384,216
03/01/41	6.750%	5,060,000	5,015,259
Arch Coal, Inc.(a)
06/15/21	7.250%	472,000	474,360
Arch Coal, Inc.(a)(b)
06/15/19	7.000%	708,000	711,540
Calcipar SA Senior Secured(a)(c)
05/01/18	6.875%	570,000	571,425
Consol Energy, Inc.
04/01/20	8.250%	1,124,000	1,225,160
FMG Resources August 2006 Proprietary Ltd.(a)(b)(c)
11/01/15	7.000%	326,000	332,421
02/01/16	6.375%	764,000	762,090
FMG Resources August 2006 Proprietary Ltd.(a)(c)
02/01/18	6.875%	379,000	384,685
JMC Steel Group Senior Notes(a)(b)
03/15/18	8.250%	301,000	305,515
Noranda Aluminum Acquisition Corp. PIK
05/15/15	4.417%	356,220	337,518
Novelis, Inc.(b)(c)
12/15/20	8.750%	688,000	743,040
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	706,000	753,655
United States Steel Corp. Senior Unsecured(b)
02/01/18	7.000%	330,000	333,300
Vale Overseas Ltd.(c)
11/21/36	6.875%	1,245,000	1,351,804

Total			21,276,690

Non-Captive Consumer (0.4%)
Discover Financial Services Senior Unsecured
07/15/19	10.250%	3,415,000	4,412,689
HSBC Finance Capital Trust IX(d)
11/30/35	5.911%	10,740,000	10,149,300
SLM Corp. Senior Unsecured
03/25/20	8.000%	645,000	692,603
SLM Corp.(b) Senior Notes
01/25/16	6.250%	570,000	591,375
Springleaf Finance Corp. Senior Unsecured(b)
12/15/17	6.900%	838,000	768,865

Total			16,614,832

Non-Captive Diversified (0.2%)
Ally Financial, Inc.(b)
03/15/20	8.000%	2,850,000	3,028,125
CIT Group, Inc.(a) Secured
05/02/16	7.000%	1,547,000	1,541,199
CIT Group, Inc.(a)(b) Secured
04/01/18	6.625%	285,000	297,825
Ford Motor Credit Co. LLC Senior Unsecured(b)
02/01/21	5.750%	1,987,000	1,984,554
International Lease Finance Corp. Senior Unsecured
05/15/19	6.250%	230,000	224,725
International Lease Finance Corp.(b) Senior Unsecured
12/15/20	8.250%	1,749,000	1,888,920

Total			8,965,348

Oil Field Services (0.1%)
Offshore Group Investments Ltd. (a)(c) Senior Secured
08/01/15	11.500%	225,000	241,773
Offshore Group Investments Ltd.(c) Senior Secured
08/01/15	11.500%	704,000	765,600
Oil States International, Inc.(a)(b)
06/01/19	6.500%	682,000	685,410
SESI LLC(a)
05/01/19	6.375%	384,000	380,160
Trinidad Drilling Ltd. Senior Unsecured(a)(c)
01/15/19	7.875%	434,000	450,910
Weatherford International Ltd.(c)
03/15/38	7.000%	405,000	440,300

Total			2,964,153

Other Industry (0.4%)
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	593,000	576,693

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  57

Portfolio of Investments (continued)

Columbia VP – Diversified Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Other Industry (cont.)
Interline Brands, Inc.
11/15/18	7.000%	$528,000	$534,600
President and Fellows of Harvard College Senior Notes
10/15/40	4.875%	650,000	636,282
President and Fellows of Harvard College(a)
01/15/39	6.500%	10,460,000	12,648,755
Valmont Industries, Inc.
04/20/20	6.625%	1,075,000	1,175,666

Total			15,571,996

Packaging (0.1%)
Ardagh Packaging Finance PLC Senior Secured(a)(b)(c)
10/15/17	7.375%	803,000	827,090
Crown Americas LLC/Capital Corp. III Senior Notes(a)(b)
02/01/21	6.250%	424,000	428,240
Graham Packaging Co. LP/GPC Capital Corp. I
10/01/18	8.250%	51,000	56,738
Greif, Inc. Senior Unsecured
02/01/17	6.750%	747,000	776,880
Reynolds Group Issuer, Inc./LLC(a)(b)
04/15/19	9.000%	359,000	354,512
Senior Secured
04/15/19	7.125%	724,000	718,570
02/15/21	6.875%	390,000	380,250

Total			3,542,280

Paper (0.7%)
Cascades, Inc.(b)(c)
12/15/17	7.750%	845,000	880,913
Georgia-Pacific LLC(a)
05/01/16	8.250%	21,675,000	24,569,891
Graphic Packaging International, Inc.(b)
06/15/17	9.500%	800,000	876,000
10/01/18	7.875%	273,000	290,745
Verso Paper Holdings LLC/Inc. Secured(a)
02/01/19	8.750%	704,000	626,560

Total			27,244,109

Pharmaceuticals (0.6%)
Endo Pharmaceuticals Holdings, Inc.(a)(b)
07/15/19	7.000%	74,000	75,850
01/15/22	7.250%	324,000	328,860
Grifols, Inc. Senior Secured(a)
02/01/18	8.250%	905,000	925,362
Johnson & Johnson(b) Senior Unsecured
05/15/21	3.550%	11,187,000	11,086,574
05/15/41	4.850%	9,789,000	9,475,096
Mylan, Inc.(a)
11/15/18	6.000%	755,000	767,269
Roche Holdings, Inc.(a)
03/01/19	6.000%	280,000	322,605
Valeant Pharmaceuticals International(a)(c)
10/01/20	7.000%	320,000	309,600
Warner Chilcott Co./Finance LLC(a)
09/15/18	7.750%	290,000	292,538

Total			23,583,754

Property & Casualty (0.8%)
Berkshire Hathaway Finance Corp.
01/15/15	4.850%	1,605,000	1,771,965
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	285,000	308,744
CNA Financial Corp.(b) Senior Unsecured
11/15/19	7.350%	6,015,000	6,856,727
08/15/21	5.750%	1,780,000	1,838,010
Liberty Mutual Group, Inc. (a) Senior Unsecured
03/15/35	6.500%	4,400,000	4,089,769
Liberty Mutual Group, Inc.(a)(d)
06/15/58	10.750%	5,645,000	7,493,738
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	9,100,000	9,959,495

Total			32,318,448

Railroads (0.4%)
BNSF Funding Trust I(d)
12/15/55	6.613%	2,155,000	2,235,813
CSX Corp. Senior Unsecured
03/15/12	6.300%	4,310,000	4,478,275
03/15/18	6.250%	8,685,000	10,021,031
Canadian Pacific Railway Co. Senior Unsecured(b)(c)
05/15/18	6.500%	1,040,000	1,206,168

Total			17,941,287

Refining ( — %)
United Refining Co. Senior Secured
02/28/18	10.500%	386,000	386,000

REITs (0.9%)
Boston Properties LP Senior Unsecured(b)
05/15/21	4.125%	20,645,000	19,719,093
Brandywine Operating Partnership LP
05/15/15	7.500%	2,740,000	3,142,629
Duke Realty LP Senior Unsecured
02/15/15	7.375%	4,630,000	5,277,311
Duke Realty LP(b) Senior Unsecured
08/15/19	8.250%	6,890,000	8,352,823

Total			36,491,856

Restaurants (0.9%)
McDonald’s Corp. Senior Unsecured(b)
05/20/21	3.625%	31,240,000	31,074,709
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%	4,899,000	5,619,437

Total			36,694,146

Retailers (0.3%)
Asbury Automotive Group, Inc. Subordinated Notes(a)(b)
11/15/20	8.375%	70,000	71,225
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	4,760,000	4,686,610
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	330,000	370,648
09/15/39	6.125%	2,500,000	2,562,992
Home Depot, Inc. Senior Unsecured(b)
04/01/41	5.950%	2,880,000	2,965,899
Ltd Brands, Inc.
04/01/21	6.625%	295,000	301,638
QVC, Inc. Senior Secured(a)(b)
10/15/20	7.375%	415,000	437,825
Rite Aid Corp.
06/15/17	9.500%	175,000	159,688
Rite Aid Corp.(b) Senior Secured
08/15/20	8.000%	737,000	794,117
Toys R Us — Delaware, Inc. Senior Secured(a)(b)
09/01/16	7.375%	733,000	740,330

Total			13,090,972

Supermarkets (0.1%)
Kroger Co. (The)
12/15/18	6.800%	1,910,000	2,270,434

Technology (0.5%)
Amkor Technology, Inc. Senior Unsecured(b)
05/01/18	7.375%	1,124,000	1,142,265
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	531,000	560,205
01/15/20	6.875%	724,000	780,110
CDW LLC/Finance Corp(a)(b)
04/01/19	8.500%	592,000	581,640
Cardtronics, Inc.
09/01/18	8.250%	938,000	1,003,660
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	4,490,000	4,743,887
01/15/40	5.500%	345,000	345,538
CommScope, Inc.(a)(b)
01/15/19	8.250%	238,000	245,140

The accompanying Notes to Financial Statements are an integral part of this statement.

58  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Diversified Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Technology (cont.)
First Data Corp.(a) Senior Secured
08/15/20	8.875%	$721,000	$769,668
First Data Corp.(a)(b)
01/15/21	12.625%	1,104,000	1,181,280
Senior Secured
06/15/19	7.375%	531,000	534,983
Oracle Corp. Senior Unsecured
04/15/38	6.500%	1,155,000	1,339,289
Oracle Corp.(a) Senior Notes
07/15/40	5.375%	3,690,000	3,692,840
SunGard Data Systems, Inc.(b)
11/15/18	7.375%	768,000	768,000
iGate Corp.(a)(b)
05/01/16	9.000%	523,000	525,615

Total			18,214,120

Transportation Services (0.2%)
Avis Budget Car Rental LLC/Finance, Inc.(b)
01/15/19	8.250%	325,000	329,062
ERAC U.S.A. Finance LLC(a)
07/01/13	2.750%	375,000	383,378
10/15/37	7.000%	6,306,000	6,938,662
Hertz Corp. (The)(a)(b)
10/15/18	7.500%	714,000	730,065
01/15/21	7.375%	346,000	350,325

Total			8,731,492

Wireless (0.8%)
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(a)
05/01/17	7.750%	1,022,000	1,106,315
Clearwire Communications LLC/Finance, Inc.(a)(b) Secured
12/01/17	12.000%	211,000	221,023
Senior Secured
12/01/15	12.000%	208,000	220,480
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	1,061,000	1,124,660
Cricket Communications, Inc. (a) Senior Notes
10/15/20	7.750%	280,000	273,700
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	334,000	330,660
MetroPCS Wireless, Inc.
09/01/18	7.875%	359,000	379,642
MetroPCS Wireless, Inc.(b)
11/15/20	6.625%	381,000	377,190
NII Capital Corp.(b)
04/01/21	7.625%	341,000	356,345
Nextel Communications, Inc.(b)
08/01/15	7.375%	1,430,000	1,430,000
SBA Telecommunications, Inc.
08/15/19	8.250%	709,000	758,630
SBA Telecommunications, Inc.(b)
08/15/16	8.000%	700,000	744,625
Sprint Nextel Corp. Senior Unsecured(b)
08/15/17	8.375%	1,414,000	1,553,632
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	22,433,000	22,331,289
Wind Acquisition Finance SA Senior Secured(a)(b)(c)
02/15/18	7.250%	1,474,000	1,540,330

Total			32,748,521

Wirelines (2.7%)
AT&T, Inc. Senior Unsecured(b)
02/15/39	6.550%	17,499,000	19,193,428
Cincinnati Bell, Inc.(b)
10/15/17	8.250%	320,000	321,600
10/15/20	8.375%	430,000	428,925
Embarq Corp. Senior Unsecured
06/01/36	7.995%	12,340,000	12,643,712
Frontier Communications Corp.(b) Senior Unsecured
04/15/15	7.875%	332,000	360,220
04/15/17	8.250%	260,000	282,750
04/15/20	8.500%	443,000	482,870
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	226,000	228,825
Level 3 Communications, Inc. Senior Unsecured(a)
02/01/19	11.875%	365,000	393,744
Level 3 Escrow, Inc. Senior Unsecured(a)
07/01/19	8.125%	345,000	346,725
Level 3 Financing, Inc.(a)
04/01/19	9.375%	90,000	93,825
Level 3 Financing, Inc.(b)
02/15/17	8.750%	480,000	489,600
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	577,000	605,850
PAETEC Holding Corp.(a)(b)
12/01/18	9.875%	752,000	779,260
Qwest Communications International, Inc.
04/01/18	7.125%	1,378,000	1,479,627
Telefonica Emisiones SAU(b)(c)
01/15/15	4.949%	13,790,000	14,674,491
Telefonica Emisiones SAU(c)
06/20/16	6.421%	335,000	374,041
Tw telecom holdings, inc.
03/01/18	8.000%	578,000	616,293
Verizon New York, Inc. Senior Unsecured
04/01/12	6.875%	24,260,000	25,340,079
04/01/32	7.375%	25,918,000	29,810,236
Windstream Corp.(b)
11/01/17	7.875%	644,000	683,445

Total			109,629,546

Total Corporate Bonds & Notes
(Cost: $1,489,395,231)			$1,522,257,835

Residential Mortgage-Backed Securities — Agency 20.5%

Federal Home Loan Mortgage Corp.(b)(h)
07/01/37	6.000%	25,767,493	28,708,285
Federal Home Loan Mortgage Corp.(h)(o) CMO IO Series 3517 Class JI
12/15/12	0.000%	8,541,764	52,019
CMO IO Series 3630 Class AI
03/15/17	0.000%	59,343,424	2,431,858
Federal Home Loan Mortgage Corp.(e)(h)
07/01/41	4.000%	33,000,000	32,969,046
07/01/41	6.000%	13,300,000	14,607,137
Federal Home Loan Mortgage Corp.(h)
11/01/40-06/01/41	4.500%	52,462,243	54,441,831
07/01/39	5.000%	10,553,291	11,269,805
12/01/30-
06/01/33	5.500%	1,733,164	1,886,244
09/01/28-
09/01/37	6.000%	7,377,590	8,090,802
08/01/29-
10/01/34	6.500%	817,153	925,960
04/01/30-
04/01/32	7.000%	861,935	999,185
08/01/24	8.000%	66,691	79,156
01/01/25	9.000%	29,454	36,194
Federal Home Loan Mortgage Corp.(h)(o)
CMO IO Series 2795 Class IY
07/15/17	721.908%	4,423	15
CMO IO Series 3430 Class IA
07/15/12	81.545%	21,012,846	90,801
CMO IO Series 3447 Class AI
03/15/12	0.000%	10,152,737	64,688
Federal National Mortgage Association(b)(h)
04/01/34	5.500%	19,798,473	21,559,380
Federal National Mortgage Association(e)(h)
07/01/41	4.000%	72,660,000	72,660,000
07/01/41	5.000%	2,315,000	2,459,688
07/01/41	6.000%	45,645,000	50,138,203
07/01/41	6.500%	51,500,000	58,307,682
Federal National Mortgage Association(h)
10/01/40-07/01/41	4.500%	54,991,792	57,021,375
04/01/29-
08/01/40	5.000%	87,108,996	92,867,625

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  59

Portfolio of Investments (continued)

Columbia VP – Diversified Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities — Agency (cont.)
07/01/28-
02/01/38	5.500%	$79,276,860	$86,254,204
10/01/28-
08/01/35	6.000%	25,373,611	28,161,381
11/01/28-
10/01/37	6.500%	15,649,325	17,777,911
05/01/29-
07/01/38	7.000%	30,507,401	35,146,092
02/01/27-
09/01/31	7.500%	337,231	394,515
11/01/21	8.000%	10,512	12,280
04/01/23	8.500%	75,123	83,377
06/01/24	9.000%	94,542	111,714
Federal National Mortgage Association(h)(o)
CMO IO Series 2003-63 Class IP
07/25/33	1.000%	8,599,125	1,898,149
07/25/33	20.000%	371,150	81,927
CMO IO Series 2003-71 Class IM
12/25/31	20.000%	889,560	94,341
CMO IO Series 2004-84 Class GI
12/25/22	24.840%	363,415	18,538
CMO IO Series 2008-40 Class AI
08/25/12	0.396%	35,841,994	368,886
Federal National Mortgage Association(h)(i)
01/01/36	5.500%	24,477,896	26,632,050
Government National Mortgage Association(e)(h)
07/01/41	4.000%	35,000,000	35,650,790
07/01/41	4.500%	68,000,000	71,761,216
Government National Mortgage Association(h)
10/15/33	5.500%	2,043,934	2,263,018
Government National Mortgage Association(h)(o)
CMO IO Series 2002-70 Class IC
08/20/32	20.795%	1,023,896	119,964

Total Residential Mortgage-Backed Securities — Agency
(Cost: $799,072,337)			$818,497,332

Residential Mortgage-Backed Securities — Non-Agency 1.2%

American General Mortgage Loan Trust CMO Series 2009-1 Class A7(a)(d)(h)
09/25/48	5.750%	10,593,000	10,749,204
BCAP LLC Trust CMO Series 2006-RR1 Class PB(h)
11/25/36	5.000%	2,470,093	2,475,663
Credit Suisse Mortgage Capital Certificates(a)(d)(h) CMO Series 2009-12R Class 30A1
12/27/36	5.300%	2,133,712	2,163,300
CMO Series 2010-11R Class A1
06/28/47	1.191%	8,224,256	8,124,624
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	8,220,586	8,282,126
Fadr LLC Series 2009-2 Class A(a)(d)(h)
01/28/40	2.441%	2,124,143	1,978,109
Indymac Index Mortgage Loan Trust CMO Series 2006-AR13 Class A1(d)(h)
07/25/36	5.434%	102,144	83,332
JP Morgan Alternative Loan Trust CMO Series 2006-A4 Class A1(d)(h)
09/25/36	5.950%	3,276,612	3,260,547
LVII Resecuritization Trust CMO Series 2009-3 Class A1(a)(d)(h)
11/27/37	5.670%	2,803,219	2,814,080
Nomura Asset Acceptance Corp.(d)(h) CMO Series 2007-1 Class 1A3 (FSA)
03/25/47	5.957%	439,237	358,473
CMO Series 2007-1 Class 1A4 (FSA)
03/25/47	6.138%	2,780,059	2,268,525
Prime Mortgage Trust CMO Series 2005-1 Class 2A1(a)(h)
09/25/34	5.000%	987,906	994,409
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(d)(h)
12/25/34	4.740%	2,227,508	2,245,761
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2(h)
04/25/35	8.000%	1,704,869	1,738,845

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $47,485,505)			$47,536,998

Commercial Mortgage-Backed Securities — Non-Agency 15.7%

Banc of America Merrill Lynch Commercial Mortgage, Inc.(h) Series 2005-3 Class A3A
07/10/43	4.621%	8,050,000	8,193,598
Series 2005-3 Class A4
07/10/43	4.668%	10,284,000	11,005,329
Series 2005-4 Class A5A
07/10/45	4.933%	10,833,000	11,555,735
Bear Stearns Commercial Mortgage Securities(d)(h) Series 2005-T18 Class A4
02/13/42	4.933%	2,000,000	2,142,942
Series 2005-T20 Class A4A
10/12/42	5.296%	6,525,000	7,146,561
Bear Stearns Commercial Mortgage Securities(h) Series 2006-PW14 Class A4
12/11/38	5.201%	25,575,000	27,527,618
Series 2007-PW18 Class A1
06/13/50	5.038%	809,333	815,332
Series 2007-T28 Class A1
09/11/42	5.422%	24,179	24,342
CDC Commercial Mortgage Trust Series 2002-FX1 Class A2(h)
11/15/30	5.676%	4,888,510	4,925,702
Citigroup Commercial Mortgage Trust(h) Series 2005-C3 Class A4
05/15/43	4.860%	11,000,000	11,733,730
Series 2006-C5 Class A4
10/15/49	5.431%	5,950,000	6,457,947
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(h) Series 2007-CD4 Class A4
12/11/49	5.322%	18,742,000	19,840,386
Citigroup/Deutsche Bank Commercial Mortgage Trust(d)(h) Series 2007-CD5 Class A4
11/15/44	5.886%	10,900,000	11,889,820
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4(b)(d)(h)
12/10/49	6.008%	8,405,000	9,231,886
Credit Suisse First Boston Mortgage Securities Corp.(d)(h) Series 2004-C1 Class A4
01/15/37	4.750%	11,155,000	11,774,735
Series 2005-C6 Class A4
12/15/40	5.230%	13,380,000	14,480,394
Credit Suisse First Boston Mortgage Securities Corp.(h) Series 2004-C2 Class A1
05/15/36	3.819%	843,496	854,519
GE Capital Commercial Mortgage Corp.(d)(h) Series 2005-C1 Class A5
06/10/48	4.772%	3,900,000	4,170,093
GE Capital Commercial Mortgage Corp.(h) Series 2001-3 Class A2
06/10/38	6.070%	7,600,113	7,642,440
GS Mortgage Securities Corp. II (a)(d)(h) Series 2010-C2 Class A2
12/10/43	5.162%	5,250,000	5,529,720
GS Mortgage Securities Corp. II (a)(h) Series 2011-GC3 Class A4
03/10/44	4.753%	10,900,000	11,199,264
GS Mortgage Securities Corp. II(h) Series 2004-GG2 Class A3
08/10/38	4.602%	987,616	987,168
Series 2005-GG4 Class A4A
07/10/39	4.751%	29,935,000	31,909,090
Series 2006-GG8 Class A4
11/10/39	5.560%	4,355,000	4,719,276
General Electric Capital Assurance Co. (a)(d)(h) Series 2003-1 Class A4
05/12/35	5.254%	8,320,832	8,892,845
Series 2003-1 Class A5
05/12/35	5.743%	6,500,000	7,142,844
Greenwich Capital Commercial Funding Corp. (b)(h) Series 2007-GG9 Class A2
03/10/39	5.381%	10,043,796	10,217,672
Series 2007-GG9 Class A4
03/10/39	5.444%	34,365,000	36,863,198
Greenwich Capital Commercial Funding Corp.(h) Series 2003-C2 Class A3
01/05/36	4.533%	1,365,350	1,382,196
Series 2004-GG1 Class A5
06/10/36	4.883%	33,911	33,884
JP Morgan Chase Commercial Mortgage Securities Corp. (a)(h) Series 2010-C1 Class A3
06/15/20	5.058%	3,125,000	3,274,291
Series 2010-C2 Class A3
11/15/43	4.070%	10,850,000	10,488,746

The accompanying Notes to Financial Statements are an integral part of this statement.

60  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Diversified Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities — Non-Agency (cont.)
Series 2011-C3 Class A4
02/16/46	4.717%	$18,175,000	$18,360,001
Series 2011-C4 Class A4
07/15/46	4.388%	10,000,000	9,805,970
JP Morgan Chase Commercial Mortgage Securities Corp.(d)(h) Series 2005-LDP3 Class ASB
08/15/42	4.893%	7,698,788	8,042,108
Series 2005-LDP4 Class A4
10/15/42	4.918%	6,529,000	7,043,560
Series 2005-LDP5 Class A4
12/15/44	5.371%	30,027,000	32,720,491
Series 2006-LDP6 Class ASB
04/15/43	5.490%	9,143,021	9,718,552
Series 2007-CB19 Class A4
02/12/49	5.932%	9,500,000	10,310,547
JP Morgan Chase Commercial Mortgage Securities Corp.(h) Series 2003-CB6 Class A1
07/12/37	4.393%	876,391	892,446
Series 2003-LN1 Class A1
10/15/37	4.134%	898,230	921,762
Series 2003-ML1A Class A1
03/12/39	3.972%	522,461	529,543
Series 2004-CBX Class A3
01/12/37	4.184%	1,219,553	1,218,805
Series 2004-LN2 Class A1
07/15/41	4.475%	6,077,045	6,171,035
Series 2005-LDP2 Class A3
07/15/42	4.697%	5,617,404	5,723,398
Series 2007-CB20 Class ASB
02/12/51	5.688%	3,665,000	3,899,771
LB-UBS Commercial Mortgage Trust(d)(h) Series 2004-C6 Class A6
08/15/29	5.020%	4,000,000	4,274,010
Series 2005-C7 Class A4
11/15/30	5.197%	6,375,000	6,915,917
Series 2006-C4 Class AAB
06/15/32	6.042%	7,139,171	7,640,899
Series 2007-C7 Class A3
09/15/45	5.866%	11,340,000	12,305,126
LB-UBS Commercial Mortgage Trust(h) Series 2004-C2 Class A3
03/15/29	3.973%	1,171,652	1,201,172
Series 2006-C1 Class A4
02/15/31	5.156%	6,170,000	6,675,726
Merrill Lynch Mortgage Trust Series 2008-C1 Class A1(h)
02/12/51	4.706%	308,486	313,306
Morgan Stanley Capital I (a)(d)(h) Series 2011-C1 Class A4
09/15/47	5.033%	5,850,000	6,100,526
Morgan Stanley Capital I(d)(h) Series 2006-T23 Class AAB
08/12/41	5.976%	5,575,000	5,996,440
Morgan Stanley Capital I(h) Series 2007-IQ16 Class A4
12/12/49	5.809%	26,100,000	28,639,418
Morgan Stanley Reremic Trust (a)(b)(d)(h) Series 2010-GG10 Class A4A
08/15/45	5.992%	35,850,000	39,232,473
Morgan Stanley Reremic Trust (a)(d)(h) Series 2009-GG10 Class A4A
08/12/45	5.992%	18,150,000	19,862,465
TIAA Seasoned Commercial Mortgage Trust(d)(h) Series 2007-C4 Class A2
08/15/39	5.698%	2,100,000	2,168,670
Series 2007-C4 Class A3
08/15/39	5.979%	3,605,000	3,940,990
WF-RBS Commercial Mortgage Trust (a)(d)(h) Series 2011-C2 Class A4
02/15/44	4.869%	5,250,000	5,381,590
WF-RBS Commercial Mortgage Trust(a)(h)
03/15/44	4.375%	13,000,000	12,926,088
Wachovia Bank Commercial Mortgage Trust(d)(h) Series 2005-C20 Class A5
07/15/42	5.087%	1,679,150	1,697,687
Series 2005-C22 Class A4
12/15/44	5.440%	9,800,000	10,621,744
Series 2006-C24 Class A3
03/15/45	5.558%	9,850,000	10,709,403
Wachovia Bank Commercial Mortgage Trust(h) Series 2005-C16 Class A2
10/15/41	4.380%	2,149,025	2,159,117
Series 2005-C18 Class A4
04/15/42	4.935%	5,096,000	5,488,418
Series 2006-C24 Class APB
03/15/45	5.576%	3,701,453	3,866,888
Series 2006-C27 Class APB
07/15/45	5.727%	4,550,000	4,707,237
Series 2006-C29 Class A4
11/15/48	5.308%	3,000,000	3,239,924

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $615,494,712)			$625,476,526

Commercial Mortgage-Backed Securities — Agency — %

Federal National Mortgage Association(h)
03/01/16	4.854%	1,480,540	1,526,479
09/01/13	5.322%	100,706	106,876
CMO Series 2002-M2 Class C
08/25/12	4.717%	56,858	58,564

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $1,618,346)			$1,691,919

Asset-Backed Securities — Non-Agency 1.3%

Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(d)
11/25/36	0.236%	1,676,687	1,640,717
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2(a)
11/15/12	1.830%	5,893,265	5,899,925
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%	8,000,000	8,390,821
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(d)
06/25/37	6.080%	4,951,000	4,996,336
Countrywide Asset-Backed Certificates (d) Series 2005-1 Class MV1
07/25/35	0.586%	872,797	871,927
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,843,056	1,319,805
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,034,434	782,378
Ford Credit Auto Lease Trust Series 2011-A Class A3(e)
07/15/14	1.030%	3,755,000	3,754,878
JP Morgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(d)
09/25/29	0.256%	2,157,331	2,063,668
National Collegiate Student Loan Trust(o) CMO IO Series 2006-2 Class AIO
08/25/11	50.000%	5,691,300	13,858
CMO IO Series 2006-3 Class AIO
01/25/12	11.010%	615,754	15,931
01/25/12	20.000%	10,291,883	266,272
CMO IO Series 2006-4 Class AIO
02/27/12	7.420%	11,633,000	382,227
Navistar Financial Corp. Owner Trust Series 2010-A Class A2(a)
10/18/12	1.470%	7,299,723	7,308,709
Northstar Education Finance, Inc. Series 2004-1 Class A3(d)
04/28/17	0.443%	3,555,000	3,552,194
SLM Student Loan Trust Series 2006-A Class A2(d)
12/15/20	0.327%	344,118	343,392
Soundview Home Equity Loan Trust Series 2006-WF2 Class A2B(d)
12/25/36	0.286%	2,648,493	2,617,338
Triad Auto Receivables Owner Trust Series 2007-A Class A4 (AGM)(d)
02/12/14	0.250%	9,634,207	9,588,751

Total Asset-Backed Securities — Non-Agency
(Cost: $53,184,531)			$53,809,127

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  61

Portfolio of Investments (continued)

Columbia VP – Diversified Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

U.S. Treasury Obligations 16.3%

U.S. Treasury
02/15/41	4.750%	$37,095,000	$39,430,835
U.S. Treasury(b)
06/15/14	0.750%	96,802,000	96,688,548
04/30/16	2.000%	6,451,000	6,548,797
05/31/16	1.750%	795,000	796,240
05/31/18	2.375%	197,593,000	196,543,781
05/15/21	3.125%	39,589,000	39,477,755

U.S. Treasury(b)(j) STRIPS
11/15/21	0.000%	301,213,000	209,146,946
02/15/40	0.000%	245,439,000	63,924,833

Total U.S. Treasury Obligations
(Cost: $661,965,139)			$652,557,735

U.S. Government & Agency Obligations — %

Federal National Mortgage Association
04/01/22	8.000%	38,951	45,617

Total U.S. Government & Agency Obligations
(Cost: $38,708)			$45,617

Foreign Government Obligations 0.3%

ITALY (0.3%)
Republic of Italy Senior Unsecured(c)
09/20/16	5.250%	9,308,000	10,091,752

Total Foreign Government Obligations
(Cost: $10,208,652)			$10,091,752

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds 0.4%

Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	$740,000	$783,593
06/01/40	5.731%	1,945,000	2,089,358
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	8,375,000	8,398,199
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,850,000	1,858,232
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	1,550,000	1,586,937

Total Municipal Bonds
(Cost: $14,448,301)			$14,716,319

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans — %

Gaming ( — %)
Caesars Octavius LLC Tranche B Term Loan(k)
04/25/17	9.250%	$397,000	$400,077

Total Senior Loans
(Cost: $393,030)			$400,077

Issuer	Shares	Value

Preferred Stocks 0.8%

FINANCIALS (0.8%)

Commercial Banks (0.8%)
Citigroup Capital XIII, 7.875%	1,003,600	$27,880,008
Lloyds Banking Group PLC, 6.657%(a)(c)	6,315,000	4,578,375

Total		32,458,383

TOTAL FINANCIALS		32,458,383

Total Preferred Stocks
(Cost: $33,053,546)		$32,458,383

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Treasury Note Short-Term 8.5%

U.S. Treasury Bills(b)
08/25/11	0.010%	$339,000,000	$338,992,220

Total Treasury Note Short-Term
(Cost: $338,984,464)			$338,992,220

	Shares	Value

Money Market Fund 4.4%

Columbia Short-Term Cash Fund, 0.166%(l)(m)	176,678,397	$176,678,397

Total Money Market Fund
(Cost: $176,678,397)		$176,678,397

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.9%

Asset-Backed Commercial Paper (1.4%)
Rhein-Main Securitisation Ltd.
07/11/11	0.481%	$4,994,068	$4,994,068
09/06/11	0.430%	4,994,924	4,994,924
Royal Park Investments Funding Corp.
07/08/11	0.531%	4,993,669	4,993,669
07/20/11	0.400%	14,996,333	14,996,333
09/16/11	0.410%	9,989,636	9,989,636
Scaldis Capital LLC
07/01/11	0.200%	15,999,911	15,999,911

Total			55,968,541

Certificates of Deposit (8.9%)
Australia and New Zealand Bank Group, Ltd.
07/25/11	0.190%	15,000,000	15,000,000
Bank of America, National Association
10/03/11	0.350%	15,000,000	15,000,000
Barclays Bank PLC
09/13/11	0.310%	10,000,000	10,000,000
Clydesdale Bank PLC
07/21/11	0.280%	14,989,391	14,989,391
Commerzbank AG
07/20/11	0.220%	20,000,000	20,000,000
07/27/11	0.180%	10,000,000	10,000,000
Credit Industrial et Commercial
07/01/11	0.430%	10,000,000	10,000,000
11/21/11	0.410%	10,000,000	10,000,000
DZ Bank AG
07/27/11	0.150%	15,000,000	15,000,000
Den Danske Bank
07/26/11	0.230%	9,996,104	9,996,104
Deutsche Bank AG
07/08/11	0.260%	20,000,000	20,000,000
Development Bank of Singapore Ltd.
07/18/11	0.180%	8,000,000	8,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/25/11	0.240%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	25,000,000	25,000,000
KBC Bank NV
07/05/11	0.300%	15,000,000	15,000,000
07/07/11	0.300%	4,000,000	4,000,000
07/14/11	0.280%	4,000,000	4,000,000
07/27/11	0.280%	12,000,000	12,000,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
Landesbank Hessen Thuringen
07/05/11	0.240%	4,998,900	4,998,900
Lloyds Bank PLC
10/03/11	0.260%	11,000,000	11,000,000
N.V. Bank Nederlandse Gemeenten
07/07/11	0.320%	10,000,000	10,000,000
07/27/11	0.270%	10,000,000	10,000,000
08/05/11	0.260%	5,000,000	5,000,000
National Bank of Canada
10/07/11	0.240%	15,000,000	15,000,000
11/18/11	0.186%	5,000,000	5,000,000
Natixis
09/07/11	0.544%	19,000,000	19,000,000
Overseas Chinese Banking Corp.
07/15/11	0.450%	7,000,000	7,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

62  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Diversified Bond Fund

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Societe Generale
09/23/11	0.411%	$15,000,000	$15,000,000
Union Bank of Switzerland
11/14/11	0.224%	10,000,000	10,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	10,000,000	10,000,000
08/26/11	0.300%	5,000,000	5,000,000

Total			354,984,395

Commercial Paper (1.2%)
Danske Corp.
07/11/11	0.240%	9,996,867	9,996,867
Erste Finance (Delaware) LLC
07/18/11	0.210%	14,997,287	14,997,287
Macquarie Bank Ltd.
07/26/11	0.380%	19,980,789	19,980,789
Suncorp Metway Ltd.
07/11/11	0.200%	4,999,111	4,999,111

Total			49,974,054

Money Market Fund (3.8%)
JPMorgan Prime Money Market Fund, 0.010%(l)		$150,000,000	$150,000,000

Other Short-Term Obligations (0.5%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	20,000,000	20,000,000

Repurchase Agreements (3.1%)
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $15,000,017(n)
	0.040%	15,000,000	15,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $40,000,133(n)
	0.120%	40,000,000	40,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $25,000,021(n)
07/01/11	0.030%	25,000,000	25,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $35,000,117(n)
	0.120%	$35,000,000	$35,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $7,588,324(n)
	0.080%	7,588,308	7,588,308

Total			122,588,308

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $753,515,298)			$753,515,298

Total Investments
(Cost: $4,995,536,197)			$5,048,725,535
Other Assets & Liabilities, Net			(1,057,474,849)

Net Assets			$3,991,250,686

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
U.S. Treasury Long Bond, 20-year	696	$85,629,750	Sept. 2011	$—	$(2,053,954)
U.S. Treasury Note, 2-year	(896)	(196,532,000)	Oct. 2011	—	(533,882)
U.S. Treasury Note, 5-year	(2,561)	(305,259,189)	Oct. 2011	161,205	—
U.S. Treasury Note, 10-year	(3,015)	(368,819,312)	Sept. 2011	475,314	—
U.S. Treasury Ultra Bond, 30-year	(111)	(14,013,750)	Sept. 2011	425,983	—

Total				$1,062,502	$(2,587,836)

Credit Default Swap Contracts Outstanding at June 30, 2011
Buy Protection

						Unamortized	Periodic
			Pay			premium	payments
	Reference	Expiration	fixed	Notional	Market	(paid)	receivable	Unrealized	Unrealized
Counterparty	entity	date	rate	amount	value	received	(payable)	appreciation	depreciation
Morgan Stanley	Home Depot, Inc.	6/20/16	1.000%	$15,500,000	$(297,464)	$228,177	$(44,347)	$—	$(113,634)

JPMorgan	Limited Brands, Inc.	6/20/16	1.000	4,430,000	218,489	(213,240)	(12,552)	—	(7,303)

Morgan Stanley	Toll Brothers, Inc.	6/20/16	1.000	13,925,000	524,122	(676,278)	(3,868)	—	(156,024)

Barclays Capital	Textron, Inc.	9/20/16	1.000	8,905,000	308,139	(282,226)	(2,721)	23,192	—

Morgan Stanley	Limited Brands, Inc.	9/20/16	1.000	4,430,000	245,993	(243,638)	(1,354)	1,001	—

Morgan Stanley	Toll Brothers, Inc.	9/20/16	1.000	9,370,000	394,299	(457,335)	(2,082)	—	(65,118)

JPMorgan	D.R. Horton, Inc.	9/20/16	1.000	7,970,000	562,564	(583,943)	(2,435)	—	(23,845)

Morgan Stanley	Home Depot, Inc.	9/20/16	1.000	12,215,000	(229,357)	188,237	(3,732)	—	(44,852)

JPMorgan	Morgan Stanley	9/20/16	1.000	15,500,000	459,959	(501,722)	(4,736)	—	(46,499)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  63

Portfolio of Investments (continued)

Columbia VP – Diversified Bond Fund

Credit Default Swap Contracts Outstanding at June 30, 2011 (continued)

						Unamortized	Periodic
			Pay			premium	payments
	Reference	Expiration	fixed	Notional	Market	(paid)	receivable	Unrealized	Unrealized
Counterparty	entity	date	rate	amount	value	received	(payable)	appreciation	depreciation
Barclays Capital	Marriott International, Inc.	9/20/16	1.000%	$8,235,000	$21,299	$(48,189)	$(2,516)	$—	$(29,406)

Barclays Capital	Toll Brothers, Inc.	6/20/16	1.000	15,510,000	583,779	(724,050)	(4,739)	—	(145,010)

JPMorgan	D.R. Horton, Inc.	6/20/16	1.000	15,510,000	994,246	(1,055,181)	(4,739)	—	(65,675)

Total								$24,193	$(697,366)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $474,618,974 or 11.89% of net assets.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 5.19% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $1,390,706, representing 0.03% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Acquisition
Security description	dates	Cost
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 07/01/15	12/08/95	$1,387,238

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $1,390,706, which represents 0.03% of net assets.

(h)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	At June 30, 2011, investments in securities included securities valued at $8,701,909 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)	Zero coupon bond.

(k)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(m)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$322,075,929	$1,170,908,645	$(1,316,306,177)	$—	$176,678,397	$448,757	$176,678,397

(n)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

The accompanying Notes to Financial Statements are an integral part of this statement.

64  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Diversified Bond Fund

Notes to Portfolio of Investments (continued)

Deutsche Bank AG (0.040%)
Security Description	Value
Fannie Mae Pool	$14,241,658
Freddie Mac Non Gold Pool	1,058,342

Total Market Value of Collateral Securities	$15,300,000

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$1,418,102
Ginnie Mae I Pool	34,831,216
Government National Mortgage Association	4,550,682

Total Market Value of Collateral Securities	$40,800,000

Natixis Financial Products, Inc. (0.030%)
Security Description	Value
Fannie Mae Interest Strip	$579,725
Fannie Mae REMICS	14,170,163
Federal Farm Credit Bank	1,836,725
Freddie Mac REMICS	4,183,387
Government National Mortgage Association	4,730,021

Total Market Value of Collateral Securities	$25,500,021

Pershing LLC (0.120%)
Security Description	Value
Fannie Mae Pool	$310,718
Fannie Mae REMICS	8,706,640
Fannie Mae Whole Loan	55,408
Freddie Mac Reference REMIC	833,352
Freddie Mac REMICS	22,253,628
Freddie Mac Strips	354,462
Government National Mortgage Association	3,185,792

Total Market Value of Collateral Securities	$35,700,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$7,740,109

Total Market Value of Collateral Securities	$7,740,109

(o)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2011.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
IO	Interest Only
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  65

Portfolio of Investments (continued)

Columbia VP – Diversified Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

66  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Diversified Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes
Electric	$—	$177,620,888	$369,245	$177,990,133
Entertainment	—	6,325,625	1,390,706	7,716,331
All Other Industries	—	1,336,551,371	—	1,336,551,371
Residential Mortgage-Backed Securities — Agency	—	818,497,332	—	818,497,332
Residential Mortgage-Backed Securities — Non-Agency	—	45,558,889	1,978,109	47,536,998
Commercial Mortgage-Backed Securities — Non-Agency	—	625,476,526	—	625,476,526
Commercial Mortgage-Backed Securities — Agency	—	1,691,919	—	1,691,919
Asset-Backed Securities- Non-Agency	—	53,809,127	—	53,809,127
U.S. Treasury Obligations	379,485,956	273,071,779	—	652,557,735
U.S. Government & Agency Obligations	—	45,617	—	45,617
Foreign Government Obligations	—	10,091,753	—	10,091,753
Municipal Bonds	—	14,716,319	—	14,716,319

Total Bonds	379,485,956	3,363,457,145	3,738,060	3,746,681,161

Equity Securities
Preferred Stocks
Financials	—	32,458,383	—	32,458,383

Total Equity Securities	—	32,458,383	—	32,458,383

Short-Term Securities
Treasury Note Short-Term	338,992,220	—	—	338,992,220

Total Short-Term Securities	338,992,220	—	—	338,992,220

Other
Senior Loans	—	400,077	—	400,077
Affiliated Money Market Fund(c)	176,678,397	—	—	176,678,397
Investments of Cash Collateral Received for Securities on Loan	150,000,000	603,515,297	—	753,515,297

Total Other	326,678,397	603,915,374	—	930,593,771

Investments in Securities	1,045,156,573	3,999,830,902	3,738,060	5,048,725,535
Derivatives(d)
Assets
Futures Contracts	1,062,502	—	—	1,062,502
Swap Contracts	—	24,193	—	24,193
Liabilities
Futures Contracts	(2,587,836)	—	—	(2,587,836)
Swap Contracts	—	(697,366)	—	(697,366)

Total	$1,043,631,239	$3,999,157,729	$3,738,060	$5,046,527,028

•	The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

•	Certain Corporate and Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities management deemed comparable and single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  67

Portfolio of Investments (continued)

Columbia VP – Diversified Bond Fund

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential	Asset-
	Corporate	Mortgage-Backed	Backed
	Bonds &	Securities-	Securities-
	Notes	Non-Agency	Non-Agency	Total
Balance as of December 31, 2010	$1,508,144	$26,338,013	$12,547,813	$40,393,970
Accrued discounts/premiums	(14,894)	(38,216)	9,795	(43,315)
Realized gain (loss)	(1,157)	223,853	(1,777)	220,919
Change in unrealized appreciation (depreciation)*	58,204	(90,166)	(103,605)	(135,567)
Sales	(5,143,454)	(24,455,375)	(12,452,226)	(42,051,055)
Purchases	—	—	—	—
Transfers into Level 3	5,353,108	—	—	5,353,108
Transfers out of Level 3	—	—	—	—

Balance as of June 30, 2011	$1,759,951	$1,978,109	$—	$3,738,060

•	Financial Assets were transferred from Level 2 to Level 3 due to utilizing single market quotations from broker dealers. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $96,904, which is comprised of Corporate Bonds & Notes of $58,204 and Residential Mortgage-Backed Securities — Non-Agency of $38,700.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

68  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia VP – Dynamic Equity Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%

CONSUMER DISCRETIONARY (11.2%)

Auto Components (1.4%)
Lear Corp.	355,200	$18,996,096
TRW Automotive Holdings Corp.(a)(b)	14,900	879,547

Total		19,875,643

Diversified Consumer Services (0.7%)
Apollo Group, Inc., Class A(b)	60,227	2,630,715
Bridgepoint Education, Inc.(a)(b)	71,900	1,797,500
ITT Educational Services, Inc.(a)(b)	61,100	4,780,464

Total		9,208,679

Media (1.8%)
Comcast Corp., Class A	276,800	7,014,112
DISH Network Corp., Class A(b)	233,645	7,165,892
Viacom, Inc., Class B	206,795	10,546,545

Total		24,726,549

Multiline Retail (2.2%)
Dillard’s, Inc., Class A(a)	404,101	21,069,826
Dollar Tree, Inc.(b)	140,800	9,380,096

Total		30,449,922

Specialty Retail (4.7%)
Aaron’s, Inc.(a)	71,700	2,026,242
Advance Auto Parts, Inc.(a)	115,818	6,774,195
Aeropostale, Inc.(a)(b)	301,141	5,269,968
AutoZone, Inc.(b)	50,900	15,007,865
Finish Line, Inc., Class A (The)(a)	265,100	5,673,140
Limited Brands, Inc.	110,035	4,230,846
Rent-A-Center, Inc.(a)	500,179	15,285,470
Ross Stores, Inc.(a)	102,952	8,248,514
TJX Companies, Inc.	58,617	3,079,151

Total		65,595,391

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.(a)(b)	55,455	4,887,804

TOTAL CONSUMER DISCRECTIONARY		154,743,988

CONSUMER STAPLES (8.8%)

Beverages (0.1%)
Coca-Cola Enterprises, Inc.	70,200	2,048,436

Food & Staples Retailing (2.4%)
Wal-Mart Stores, Inc.	563,810	29,960,863
Walgreen Co.(a)	78,689	3,341,135

Total		33,301,998

Food Products (2.3%)
Hershey Co. (The)	322,700	18,345,495
Hormel Foods Corp.(a)	24,460	729,153
Smithfield Foods, Inc.(b)	52,300	1,143,801
Tyson Foods, Inc., Class A(a)	597,600	11,605,392

Total		31,823,841

Personal Products (0.7%)
Herbalife Ltd.(c)	121,000	6,974,440
Nu Skin Enterprises, Inc., Class A(a)	56,485	2,121,012

Total		9,095,452

Tobacco (3.3%)
Lorillard, Inc.(a)	251,471	27,377,648
Philip Morris International, Inc.	267,584	17,866,583

Total		45,244,231

TOTAL CONSUMER STAPLES		121,513,958

ENERGY (11.3%)

Energy Equipment & Services (1.9%)
Diamond Offshore Drilling, Inc.(a)	17,497	1,231,964
Halliburton Co.	54,344	2,771,544
National Oilwell Varco, Inc.	94,072	7,357,371
Oceaneering International, Inc.	330,800	13,397,400
SEACOR Holdings, Inc.	20,700	2,069,172

Total		26,827,451

Oil, Gas & Consumable Fuels (9.4%)
Apache Corp.	198,439	24,485,388
Chevron Corp.	447,114	45,981,204
ConocoPhillips	383,942	28,868,599
Exxon Mobil Corp.	172,416	14,031,214
James River Coal Co.(a)(b)	153,500	3,195,870
Marathon Oil Corp.	29,784	1,569,021
QEP Resources, Inc.	73,349	3,068,189
Tesoro Corp.(b)	86,900	1,990,879
Valero Energy Corp.	128,722	3,291,421
W&T Offshore, Inc.(a)	104,400	2,726,928

Total		129,208,713

TOTAL ENERGY		156,036,164

FINANCIALS (15.5%)

Capital Markets (1.1%)
Franklin Resources, Inc.	40,458	5,311,731
Goldman Sachs Group, Inc. (The)	22,767	3,030,060
T Rowe Price Group, Inc.(a)	52,223	3,151,136
Waddell & Reed Financial, Inc., Class A	112,500	4,089,375

Total		15,582,302

Commercial Banks (0.8%)
KeyCorp	1,320,835	11,002,555

Consumer Finance (2.8%)
Capital One Financial Corp.(a)	502,600	25,969,342
Discover Financial Services	467,704	12,511,082

Total		38,480,424

Diversified Financial Services (3.0%)
Citigroup, Inc.	240,106	9,998,014
JPMorgan Chase & Co.	535,400	21,919,276
NASDAQ OMX Group, Inc. (The)(b)	364,880	9,231,464

Total		41,148,754

Insurance (4.6%)
Allstate Corp. (The)	13,741	419,513
American Equity Investment Life Holding Co.	174,300	2,215,353
Brown & Brown, Inc.(a)	446,200	11,449,492
CNO Financial Group, Inc.(a)(b)	94,345	746,269
Hartford Financial Services Group, Inc.	613,243	16,171,218
Lincoln National Corp.(a)	268,019	7,635,861
Protective Life Corp.	378,500	8,754,705
Reinsurance Group of America, Inc.	274,300	16,693,898

Total		64,086,309

Real Estate Investment Trusts (REITs) (3.2%)
American Capital Agency Corp.	24,800	721,928
Anworth Mortgage Asset Corp.(a)	205,700	1,544,807
Apartment Investment & Management Co., Class A	586,800	14,981,004
CBL & Associates Properties, Inc.(a)	410,619	7,444,523
Colonial Properties Trust(a)	67,400	1,374,960
MFA Financial, Inc.(a)	170,679	1,372,259
Public Storage	60,500	6,897,605
Simon Property Group, Inc.	82,622	9,603,155

Total		43,940,241

TOTAL FINANCIALS		214,240,585

HEALTH CARE (11.9%)

Biotechnology (2.5%)
Biogen Idec, Inc.(b)	179,836	19,228,065
Gilead Sciences, Inc.(b)	363,500	15,052,535

Total		34,280,600

Health Care Equipment & Supplies (0.7%)
Baxter International, Inc.(a)	173,155	10,335,622

Health Care Providers & Services (3.0%)
Healthsouth Corp.(a)(b)	105,800	2,777,250
Humana, Inc.	112,470	9,058,334
McKesson Corp.	55,697	4,659,054
UnitedHealth Group, Inc.	487,127	25,126,011

Total		41,620,649

Pharmaceuticals (5.7%)
Bristol-Myers Squibb Co.(a)	182,234	5,277,497
Eli Lilly & Co.(a)	685,112	25,712,253
Forest Laboratories, Inc.(a)(b)	128,182	5,042,680
Johnson & Johnson(a)	242,160	16,108,483
Pfizer, Inc.	1,100,000	22,660,000
Warner Chilcott PLC, Class A(c)	151,400	3,653,282

Total		78,454,195

TOTAL HEALTH CARE		164,691,066

INDUSTRIALS (11.7%)

Aerospace & Defense (3.0%)
General Dynamics Corp.	109,901	8,189,823
Lockheed Martin Corp.(a)	102,652	8,311,732
Raytheon Co.	231,278	11,529,208
United Technologies Corp.	150,462	13,317,392

Total		41,348,155

Air Freight & Logistics (0.3%)
United Parcel Service, Inc., Class B	47,800	3,486,054

Commercial Services & Supplies (2.4%)
Deluxe Corp.(a)	33,100	817,901
Pitney Bowes, Inc.(a)	597,339	13,732,824
RR Donnelley & Sons Co.(a)	945,774	18,546,628

Total		33,097,353

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  69

Portfolio of Investments (continued)

Columbia VP – Dynamic Equity Fund

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (cont.)
Construction & Engineering (0.2%)
KBR, Inc.	77,683	$2,927,872

Electrical Equipment (1.2%)
Emerson Electric Co.	302,345	17,006,906

Industrial Conglomerates (2.6%)
General Electric Co.	1,892,736	35,697,001

Machinery (0.7%)
Illinois Tool Works, Inc.	31,469	1,777,684
Toro Co. (The)	120,000	7,260,000

Total		9,037,684

Professional Services (1.2%)
Dun & Bradstreet Corp.	227,700	17,200,458

Road & Rail (0.1%)
Ryder System, Inc.	29,702	1,688,559

TOTAL INDUSTRIALS		161,490,042

INFORMATION TECHNOLOGY (17.7%)

Computers & Peripherals (4.3%)
Apple, Inc.(b)(d)	155,774	52,288,659
Dell, Inc.(a)(b)	93,794	1,563,546
Lexmark International, Inc., Class A(b)	184,948	5,411,578

Total		59,263,783

Electronic Equipment, Instruments & Components (1.3%)
Vishay Intertechnology, Inc.(a)(b)	1,198,955	18,032,283

IT Services (3.9%)
DST Systems, Inc.	27,500	1,452,000
IBM Corp.	267,509	45,891,169
Teradata Corp.(b)	83,100	5,002,620
Total System Services, Inc.	42,766	794,592

Total		53,140,381

Semiconductors & Semiconductor Equipment (5.0%)
Atmel Corp.(b)	307,200	4,322,304
GT Solar International, Inc.(a)(b)	552,700	8,953,740
Intel Corp.(a)	1,164,900	25,814,184
Novellus Systems, Inc.(a)(b)	104,000	3,758,560
Teradyne, Inc.(a)(b)	91,000	1,346,800
Texas Instruments, Inc.(a)	762,000	25,016,460

Total		69,212,048

Software (3.2%)
Intuit, Inc.(b)	17,200	891,992
Microsoft Corp.	1,544,769	40,163,994
Oracle Corp.	101,500	3,340,365

Total		44,396,351

TOTAL INFORMATION TECHNOLOGY		244,044,846

MATERIALS (3.8%)

Chemicals (1.2%)
Eastman Chemical Co.	79,324	8,096,601
Ferro Corp.(a)(b)	81,800	1,099,392
PPG Industries, Inc.	78,332	7,111,762

Total		16,307,755

Metals & Mining (1.2%)
Freeport-McMoRan Copper & Gold, Inc.	310,372	16,418,679

Paper & Forest Products (1.4%)
Buckeye Technologies, Inc.	89,500	2,414,710
Domtar Corp.(a)	180,118	17,060,777

Total		19,475,487

TOTAL MATERIALS		52,201,921

TELECOMMUNICATION SERVICES (3.1%)

Diversified Telecommunication Services (3.1%)
AT&T, Inc.	638,421	20,052,804
Verizon Communications, Inc.	591,110	22,007,025

Total		42,059,829

TOTAL TELECOMMUNICATION SERVICES		42,059,829

UTILITIES (3.8%)

Electric Utilities (2.1%)
DPL, Inc.	47,600	1,435,616
El Paso Electric Co.(a)	69,900	2,257,770
Entergy Corp.	58,300	3,980,724
Exelon Corp.(a)	505,476	21,654,592

Total		29,328,702

Gas Utilities (0.4%)
Energen Corp.(a)	45,600	2,576,400
Questar Corp.	117,801	2,086,255

Total		4,662,655

Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The)(b)	364,400	4,642,456

Multi-Utilities (1.0%)
OGE Energy Corp.	102,600	5,162,832
Public Service Enterprise Group, Inc.	267,800	8,740,992

Total		13,903,824

TOTAL UTILITIES		52,537,637

Total Common Stocks
(Cost: $1,126,783,606)		$1,363,560,036

	Shares	Value

Money Market Fund 0.7%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	9,276,673	$9,276,673

Total Money Market Fund
(Cost: $9,276,673)		$9,276,673

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.2%

Asset-Backed Commercial Paper (0.4%)
Cancara Asset Securitisation LLC
07/19/11	0.250%	$4,996,875	$4,996,875

Total			4,996,875

Certificates of Deposit (12.1%)
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.230%	1,000,000	1,000,000
Bank of America, National Association
10/03/11	0.350%	5,000,000	5,000,000
Barclays Bank PLC
09/13/11	0.310%	3,000,000	3,000,000
Commerzbank AG
07/20/11	0.220%	10,000,000	10,000,000
07/27/11	0.180%	2,000,000	2,000,000
Credit Agricole
08/23/11	0.230%	9,994,126	9,994,126
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
Credit Suisse
10/25/11	0.236%	6,000,000	6,000,000
DZ Bank AG
07/12/11	0.200%	5,000,000	5,000,000
07/27/11	0.150%	7,000,000	7,000,000
Deutsche Bank AG
07/08/11	0.260%	8,000,000	8,000,000
Development Bank of Singapore Ltd.
08/09/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	10,000,000	10,000,000
07/25/11	0.240%	2,000,000	2,000,000
KBC Bank NV
07/05/11	0.300%	12,000,000	12,000,000
La Banque Postale
09/20/11	0.380%	5,000,000	5,000,000
Landesbank Hessen Thuringen
07/05/11	0.240%	4,998,900	4,998,900
07/27/11	0.218%	7,000,015	7,000,015
Lloyds Bank PLC
10/03/11	0.260%	8,000,000	8,000,000
National Australia Bank
11/18/11	0.211%	5,499,976	5,499,976
National Bank of Canada
10/07/11	0.240%	6,000,000	6,000,000
11/18/11	0.186%	5,000,000	5,000,000
Societe Generale
09/23/11	0.411%	5,000,000	5,000,000
Svenska Handelsbank
07/01/11	0.020%	10,000,000	10,000,000
Swedbank AB
08/05/11	0.240%	5,000,000	5,000,000
Union Bank of Switzerland
08/15/11	0.287%	5,000,000	5,000,000
United Overseas Bank Ltd.
08/26/11	0.300%	5,000,000	5,000,000

Total			167,493,017

The accompanying Notes to Financial Statements are an integral part of this statement.

70  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Dynamic Equity Fund

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)

Commercial Paper (1.0%)
PB Capital Corp.
08/12/11	0.491%	$4,994,011	$4,994,011
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,833	4,998,833
Westpac Securities NZ Ltd.
09/02/11	0.290%	4,000,000	4,000,000

Total			13,992,844

Money Market Fund (2.3%)
JPMorgan Prime Money Market Fund, 0.010%(e)		32,000,000	32,000,000

Other Short-Term Obligations (0.6%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	3,000,000	3,000,000
08/08/11	0.300%	5,000,000	5,000,000

Total			8,000,000

Repurchase Agreements (1.8%)
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $5,000,006(g)
	0.040%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(g)
	0.120%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,008(g)
	0.030%	10,000,000	10,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,348,375(g)
	0.080%	5,348,363	5,348,363

Total			25,348,363

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $251,831,099)			$251,831,099

Total Investments
(Cost: $1,387,891,378)			$1,624,667,808
Other Assets & Liabilities, Net			(244,581,007)

Net Assets			$1,380,086,801

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

S&P 500 Index	54	$17,759,250	Sept. 2011	$396,014	$—
Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 0.77% of net assets.

(d)	At June 30, 2011, investments in securities included securities valued at $2,450,391 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(f)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$9,630,191	$102,104,348	$(102,457,866)	$—	$9,276,673	$11,148	$9,276,673

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.040%)
Security Description	Value

Fannie Mae Pool	$4,747,219
Freddie Mac Non Gold Pool	352,781

Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  71

Portfolio of Investments (continued)

Columbia VP – Dynamic Equity Fund

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.030%)
Security Description	Value
Fannie Mae Interest Strip	$231,890
Fannie Mae REMICS	5,668,065
Federal Farm Credit Bank	734,690
Freddie Mac REMICS	1,673,355
Government National Mortgage Association	1,892,008

Total Market Value of Collateral Securities	$10,200,008

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$5,455,355

Total Market Value of Collateral Securities	$5,455,355

The accompanying Notes to Financial Statements are an integral part of this statement.

72  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Dynamic Equity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  73

Portfolio of Investments (continued)

Columbia VP – Dynamic Equity Fund

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$154,743,988	$—	$—	$154,743,988
Consumer Staples	121,513,958	—	—	121,513,958
Energy	156,036,164	—	—	156,036,164
Financials	214,240,585	—	—	214,240,585
Health Care	164,691,066	—	—	164,691,066
Industrials	161,490,042	—	—	161,490,042
Information Technology	244,044,846	—	—	244,044,846
Materials	52,201,921	—	—	52,201,921
Telecommunication Services	42,059,829	—	—	42,059,829
Utilities	52,537,637	—	—	52,537,637

Total Equity Securities	1,363,560,036	—	—	1,363,560,036

Other
Affiliated Money Market Fund(c)	9,276,673	—	—	9,276,673
Investments of Cash Collateral Received for Securities on Loan	32,000,000	219,831,099	—	251,831,099

Total Other	41,276,673	219,831,099	—	261,107,772

Investments in Securities	1,404,836,709	219,831,099	—	1,624,667,808
Derivatives(d)
Assets
Futures Contracts	396,014	—	—	396,014

Total	$1,405,232,723	$219,831,099	$—	$1,625,063,822

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

74  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia VP – Emerging Markets Opportunity Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.9%

BRAZIL (13.4%)
Anhanguera Educacional Participacoes SA(a)	390,700	$8,301,420
Banco Bradesco SA, ADR(a)	268,061	5,492,570
BM&FBovespa SA(a)	726,300	4,802,753
Cia de Bebidas das Americas, ADR(a)	173,814	5,862,746
Itaú Unibanco Holding SA, ADR(a)	831,518	19,582,249
Localiza Rent a Car SA(a)	304,213	5,411,177
Lojas Renner SA(a)	318,500	12,144,898
MRV Engenharia e Participacoes SA(a)	737,000	6,176,888
PDG Realty SA Empreendimentos e Participacoes(a)	1,175,300	6,619,605
Petroleo Brasileiro SA, ADR(a)	506,020	17,133,837
Tim Participacoes SA, ADR(a)	64,338	3,166,073
Totvs SA(a)	262,500	4,765,082
Vale SA, ADR(a)	1,290,160	41,220,612

Total		140,679,910

CHINA (13.7%)
Agile Property Holdings Ltd.(a)(c)	4,268,000	6,642,369
Agricultural Bank of China Ltd., Series H(a)(c)	28,728,000	15,169,146
Bank of China Ltd., Series H(a)(c)	6,143,599	3,007,035
China Construction Bank Corp., Series H(a)	13,561,460	11,289,715
China National Building Material Co., Ltd., Series H(a)(c)	3,960,000	7,817,973
China Yurun Food Group Ltd.(a)(c)	2,902,000	8,205,563
Dongfeng Motor Group Co., Ltd., Series H(a)	5,484,000	10,410,942
ENN Energy Holdings Ltd.(a)	1,494,000	5,084,860
Golden Eagle Retail Group Ltd.(a)	2,140,000	5,448,487
Harbin Power Equipment Co., Ltd., Series H(a)	2,752,000	3,156,704
International Mining Machinery Holdings Ltd.(a)	6,042,500	5,816,866
New Oriental Education & Technology Group, ADR(a)(b)	85,112	9,508,713
PetroChina Co., Ltd., Series H(a)	5,380,000	7,902,066
Ping An Insurance Group Co., Series H(a)(c)	1,192,000	12,363,040
Tencent Holdings Ltd.(a)	494,700	13,501,546
Yanzhou Coal Mining Co., Ltd., Series H(a)(c)	3,752,000	14,456,067
Zhuzhou CSR Times Electric Co., Ltd., Series H(a)	1,370,000	4,634,738

Total		144,415,830

GUERNSEY (0.5%)
Etalon Group Ltd., GDR(a)(b)(d)	709,131	4,885,913

HONG KONG (6.1%)
Belle International Holdings Ltd.(a)	5,959,000	12,589,511
Brilliance China Automotive Holdings Ltd.(a)(b)	5,526,000	6,261,379
China Unicom Hong Kong Ltd.(a)(c)	4,524,000	9,183,794
China Unicom Hong Kong Ltd., ADR(a)	211,912	4,295,456
CNOOC Ltd.(a)	3,635,000	8,561,811
CNOOC Ltd., ADR(a)	71,624	16,898,250
Samsonite International SA(a)(b)	3,422,400	6,465,076

Total		64,255,277

INDIA (7.5%)
Bharat Heavy Electricals Ltd.(a)	178,598	8,210,131
ICICI Bank Ltd.(a)	579,627	14,246,769
Infosys Ltd.(a)	130,843	8,536,272
Jain Irrigation Systems Ltd.(a)	623,067	2,381,613
Jaiprakash Associates Ltd.(a)	3,840,768	6,983,513
Larsen & Toubro Ltd.(a)	325,787	13,325,580
Maruti Suzuki India Ltd.(a)	304,708	7,930,347
Reliance Industries Ltd.(a)	340,111	6,851,894
State Bank of India(a)	189,496	10,217,449

Total		78,683,568

INDONESIA (2.8%)
PT Astra International Tbk(a)	705,500	5,244,312
PT Bank Mandiri Tbk(a)	10,206,560	8,596,896
PT Bank Rakyat Indonesia Persero Tbk(a)	9,049,500	6,883,462
PT Semen Gresik Persero Tbk(a)	7,901,000	8,857,976

Total		29,582,646

KOREA (14.8%)
Hana Financial Group, Inc.(a)	187,970	6,595,832
Hyundai Department Store Co., Ltd.(a)	75,618	12,312,295
Hyundai Heavy Industries Co., Ltd.(a)	39,669	16,556,192
Hyundai Mobis(a)	51,935	19,540,799
Hyundai Motor Co.(a)	73,793	16,450,943
Hyundai Steel Co.(a)	63,027	7,683,017
LG Chem Ltd.(a)	40,871	18,782,179
Samsung Electronics Co., Ltd.(a)	39,147	30,426,198
Samsung Engineering Co., Ltd.(a)	65,985	15,824,240
Shinhan Financial Group Co., Ltd.(a)	235,050	11,240,004

Total		155,411,699

MALAYSIA (2.9%)
Axiata Group Bhd(a)	7,076,100	11,759,182
CIMB Group Holdings Bhd(a)	1,900,200	5,628,171
Genting Bhd(a)	3,489,200	12,995,971

Total		30,383,324

MEXICO (3.8%)
America Movil SAB de CV, Series L, ADR(a)	237,450	12,793,806
Grupo Financiero Banorte SAB de CV, Series O(a)	2,246,600	10,200,218
Grupo Televisa SA, ADR(a)	320,060	7,873,476
Wal-Mart de Mexico SAB de CV, Series V(a)	3,090,100	9,171,198

Total		40,038,698

PERU (0.6%)
Credicorp Ltd.(a)	73,350	6,315,435

PHILIPPINES (0.8%)
Ayala Corp.(a)	1,176,516	8,660,635

RUSSIAN FEDERATION (7.9%)
Evraz Group SA, GDR(a)(b)(d)	281,661	8,773,740
Magnit OJSC, GDR(a)(b)(d)	222,137	6,972,880
Mechel, ADR(a)	318,746	7,614,842
MMC Norilsk Nickel OJSC, ADR(a)(b)	166,829	4,349,232
NovaTek OAO, GDR(a)(d)	71,365	9,855,507
Rosneft Oil Co.(a)	1,505,075	12,672,731
Sberbank of Russia(a)	7,558,440	27,815,059
TMK OAO, GDR(a)(d)	274,310	5,115,882

Total		83,169,873

SOUTH AFRICA (7.6%)
Harmony Gold Mining Co., Ltd., ADR(a)	438,846	5,801,544
Impala Platinum Holdings Ltd.(a)	343,231	9,248,019
Kumba Iron Ore Ltd.(a)	153,921	11,017,446
Life Healthcare Group Holdings Ltd.(a)	3,906,696	10,162,794
MTN Group Ltd.(a)	464,512	9,885,427
Naspers Ltd., Series N(a)	172,100	9,721,316
Sasol Ltd.(a)	305,759	16,096,910
Shoprite Holdings Ltd.(a)	556,534	8,378,710

Total		80,312,166

TAIWAN (8.3%)
Chinatrust Financial Holding Co., Ltd.(a)	11,438,000	9,988,459
Delta Electronics, Inc.(a)	2,177,000	8,019,998
Formosa Plastics Corp.(a)	2,984,000	10,783,883

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  75

Portfolio of Investments (continued)

Columbia VP – Emerging Markets Opportunity Fund

Issuer	Shares	Value

Common Stocks (continued)

TAIWAN (CONT.)
Hon Hai Precision Industry Co., Ltd.(a)	3,932,042	$13,537,211
HTC Corp.(a)	182,000	6,153,644
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	8,557,838	21,567,979
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	571,497	7,206,577
Tripod Technology Corp.(a)	1,354,161	5,630,743
Yuanta Financial Holding Co., Ltd.(a)	6,895,000	4,790,359

Total		87,678,853

THAILAND (2.2%)
Bangkok Bank PCL, NVDR(a)	1,217,432	6,282,968
Banpu PCL, Foreign Registered Shares(a)	260,250	6,082,040
PTT Aromatics & Refining PCL(a)	3,888,900	4,766,232
Siam Commercial Bank PCL, Foreign Registered Shares(a)	1,696,800	6,153,208

Total		23,284,448

TURKEY (2.7%)
BIM Birlesik Magazalar AS(a)	211,309	6,867,868
Koc Holding AS(a)	1,501,938	6,459,351
Turkiye Garanti Bankasi AS(a)	1,858,291	8,427,001
Turkiye Is Bankasi, Series C(a)	1,989,538	6,104,682

Total		27,858,902

UNITED KINGDOM (0.3%)
Antofagasta PLC(a)	149,708	3,349,419

Total Common Stocks
(Cost: $862,147,018)		$1,008,966,596

Preferred Stocks 2.4%

BRAZIL (2.0%)
Cia Energetica Minas Gerais(a)	277,000	$5,601,589
Itaú Unibanco Holding SA(a)	523,100	12,130,195
Petroleo Brasileiro SA(a)	249,300	3,769,891

Total		21,501,675

RUSSIAN FEDERATION (0.4%)
Mechel(a)(e)	256,596	3,784,791

Total Preferred Stocks
(Cost: $24,900,435)		$25,286,466

	Shares	Value

Money Market Fund 0.3%

Columbia Short-Term Cash Fund, 0.166%(f)(g)	2,957,881	$2,957,881

Total Money Market Fund
(Cost: $2,957,881)		$2,957,881

		Par/
	Effective	Principal
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.1%

Certificates of Deposit (0.1%)
Commerzbank AG
07/27/11	0.180%	$1,000,000	$1,000,000

Money Market Fund (0.9%)
JPMorgan Prime Money Market Fund, 0.010%(f)		10,000,000	10,000,000

Repurchase Agreements (2.1%)
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,033(h)
	0.120%	10,000,000	10,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $8,000,027(h)
	0.120%	8,000,000	8,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $3,713,753(h)
	0.080%	3,713,745	3,713,745

Total			21,713,745

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $32,713,745)			$32,713,745

Total Investments
(Cost: $922,719,079)			$1,069,924,688
Other Assets & Liabilities, Net			(17,900,822)

Net Assets			$1,052,023,866

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2011:

	Percentage of
Industry	Net Assets	Value
Auto Components	1.9%	$19,540,799
Automobiles	4.4	46,297,922
Beverages	0.5	5,862,746
Capital Markets	0.4	4,790,359
Chemicals	2.8	29,566,062
Commercial Banks	20.1	211,366,524
Communications Equipment	0.6	6,153,644
Construction & Engineering	2.8	29,149,820
Construction Materials	1.6	16,675,949
Diversified Consumer Services	1.7	17,810,133
Diversified Financial Services	1.3	13,463,387
Diversified Telecommunication Services	1.3	13,479,250
Electric Utilities	0.5	5,601,589
Electrical Equipment	1.5	16,001,573
Electronic Equipment, Instruments & Components	2.6	27,187,952
Energy Equipment & Services	0.5	5,115,882
Food & Staples Retailing	3.0	31,390,657
Food Products	0.8	8,205,563
Gas Utilities	0.5	5,084,860

The accompanying Notes to Financial Statements are an integral part of this statement.

76  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Emerging Markets Opportunity Fund

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	Net Assets	Value
Health Care Providers & Services	1.0%	$10,162,794
Hotels, Restaurants & Leisure	1.2	12,995,971
Household Durables	1.2	12,796,493
Industrial Conglomerates	1.3	13,442,864
Insurance	1.2	12,363,040
Internet Software & Services	1.3	13,501,546
IT Services	0.8	8,536,272
Machinery	2.3	24,754,671
Media	1.7	17,594,792
Metals & Mining	9.8	102,842,662
Multiline Retail	2.8	29,905,680
Oil, Gas & Consumable Fuels	11.9	125,047,237
Real Estate Management & Development	1.1	11,528,281
Road & Rail	0.5	5,411,177
Semiconductors & Semiconductor Equipment	5.6	59,200,754
Software	0.4	4,765,082
Specialty Retail	1.2	12,589,511
Textiles, Apparel & Luxury Goods	0.6	6,465,076
Wireless Telecommunication Services	3.6	37,604,488
Other(1)	3.4	35,671,626

Total		$1,069,924,688

(1)	Cash & Cash Equivalents.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at June 30, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
Royal Bank of Scotland	July 1, 2011	19,160,000		2,770,989		$—	$(62,577)
		(ZAR	)	(USD	)

J.P. Morgan Securities, Inc.	July 11, 2011	12,913,259		35,547,000		46,855	—
		(USD	)	(PLN	)

J.P. Morgan Securities, Inc.	July 27, 2011	14,025,000		1,802,267		—	(302)
		(HKD	)	(USD	)

Total						$46,855	$(62,879)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 98.31% of net assets.

(b)	Non-income producing.

(c)	At June 30, 2011, security was partially or fully on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $35,603,922 or 3.38% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $3,784,791, representing 0.36% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Acquisition
Security description	dates	Cost
Mechel	04/20/11	$4,233,834

(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  77

Portfolio of Investments (continued)

Columbia VP – Emerging Markets Opportunity Fund

Notes to Portfolio of Investments (continued)

(g)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	Cost	interest income	Value
Columbia Short-Term Cash Fund	$10,923,710	$176,458,148	$(184,423,977)	$—	$2,957,881	$13,058	$2,957,881

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$354,526
Ginnie Mae I Pool	8,707,804
Government National Mortgage Association	1,137,670

Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.120%)
Security Description	Value
Fannie Mae Pool	$71,021
Fannie Mae REMICS	1,990,089
Fannie Mae Whole Loan	12,665
Freddie Mac Reference REMIC	190,480
Freddie Mac REMICS	5,086,544
Freddie Mac Strips	81,020
Government National Mortgage Association	728,181

Total Market Value of Collateral Securities	$8,160,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$3,788,037

Total Market Value of Collateral Securities	$3,788,037

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Currency Legend

HKD	Hong Kong Dollar
PLN	Polish Zloty
USD	US Dollar
ZAR	South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

78  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Emerging Markets Opportunity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  79

Portfolio of Investments (continued)

Columbia VP – Emerging Markets Opportunity Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$50,625,000	$125,371,377	$—	$175,996,377
Consumer Staples	15,033,944	30,425,021	—	45,458,965
Energy	34,032,088	92,361,140	—	126,393,228
Financials	46,393,225	194,988,171	—	241,381,396
Health Care	—	10,162,794	—	10,162,794
Industrials	5,411,177	83,348,929	—	88,760,106
Information Technology	11,971,659	107,373,591	—	119,345,250
Materials	54,636,998	90,662,884	—	145,299,882
Telecommunication Services	20,255,335	30,828,403	—	51,083,738
Utilities	—	5,084,860	—	5,084,860
Preferred Stocks
Energy	3,769,891	—	—	3,769,891
Financials	12,130,195	—	—	12,130,195
Materials	—	3,784,791	—	3,784,791
Utilities	5,601,589	—	—	5,601,589

Total Equity Securities	259,861,101	774,391,961	—	1,034,253,062

Other
Affiliated Money Market Fund(c)	2,957,881	—	—	2,957,881
Investments of Cash Collateral Received for Securities on Loan	10,000,000	22,713,745	—	32,713,745

Total Other	12,957,881	22,713,745	—	35,671,626

Investments in Securities	272,818,982	797,105,706	—	1,069,924,688
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	46,855	—	46,855
Liabilities
Forward Foreign Currency Exchange Contracts	—	(62,879)	—	(62,879)

Total	$272,818,982	$797,089,682	$—	$1,069,908,664

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

80  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia VP – Global Bond Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount		Value

Corporate Bonds & Notes(a) 29.4%

AUSTRALIA (0.7%)
Australia & New Zealand Banking Group Ltd.(b)
11/08/11	6.500%	AUD	1,680,000	$1,809,040
FMG Resources August 2006 Proprietary Ltd.(b)(c)
11/01/15	7.000%		$797,000	812,699
02/01/16	6.375%		303,000	302,243
02/01/18	6.875%		72,000	73,080
Telstra Corp., Ltd. Senior Unsecured(b)
04/01/12	6.375%		1,050,000	1,093,336
Westpac Banking Corp. Senior Unsecured(b)
09/24/12	7.250%	AUD	1,700,000	1,863,221
Woodside Finance Ltd.(b)(c)
11/10/14	4.500%		3,535,000	3,790,619
05/10/21	4.600%		3,140,000	3,081,831

Total				12,826,069

BELGIUM (0.2%)
Fortis Bank SA/NV Senior Unsecured(b)
05/30/14	4.500%	EUR	1,910,000	2,861,590

BERMUDA (0.1%)
Bacardi Ltd.(b)(c)
04/01/14	7.450%		810,000	933,029

CANADA (1.5%)
Bank of Nova Scotia(b)(c)
10/29/15	1.650%		4,290,000	4,213,941
Cascades, Inc.(b)
12/15/17	7.750%		1,275,000	1,329,187
Devon Financing Corp. ULC(b)
09/30/11	6.875%		355,000	360,337
Encana Corp. Senior Unsecured(b)
11/01/11	6.300%		95,000	96,770
MEG Energy Corp.(b)(c)
03/15/21	6.500%		480,000	482,400
Nexen, Inc. Senior Unsecured(b)
05/15/37	6.400%		1,090,000	1,087,291
Novelis, Inc.(b)
12/15/20	8.750%		545,000	588,600
Rogers Communications, Inc.(b)
08/15/18	6.800%		4,430,000	5,233,267
Royal Bank of Canada Senior Unsecured(b)
01/18/13	3.250%	EUR	2,235,000	3,291,179
Suncor Energy, Inc. Senior Unsecured(b)
06/01/18	6.100%		4,725,000	5,373,676
Toronto-Dominion Bank (The) Senior Unsecured(b)
05/14/15	5.375%	EUR	2,100,000	3,317,395

Total				25,374,043

FRANCE (1.2%)
BNP Paribas Home Loan Covered Bonds SA(b)(c)
11/02/15	2.200%		3,815,000	3,728,155
BNP Paribas Subordinated Notes(b)
12/17/12	5.250%	EUR	1,965,000	2,945,172
Cie de Financement Foncier(b)(c)
09/16/15	2.500%		3,900,000	3,888,807
Credit Agricole SA Senior Unsecured(b)
06/24/13	6.000%	EUR	1,950,000	2,991,744
France Telecom SA Senior Unsecured(b)
02/21/17	4.750%	EUR	3,435,000	5,252,643
Veolia Environnement SA Senior Unsecured(b)
01/16/17	4.375%	EUR	1,050,000	1,579,600

Total				20,386,121

GERMANY (0.2%)
E.ON International Finance BV(b)
05/29/12	6.375%	GBP	945,000	1,582,794
10/02/17	5.500%	EUR	1,040,000	1,663,057

Total				3,245,851

IRELAND ( — %)
Ardagh Packaging Finance PLC Senior Secured(b)(c)
10/15/17	7.375%		807,000	831,210

ITALY (0.1%)
Intesa Sanpaolo SpA Senior Unsecured(b)
12/19/13	5.375%	EUR	1,200,000	1,811,447

JAPAN (0.1%)
Bayer Holding Ltd.(b)
06/28/12	1.955%	JPY	130,000,000	1,627,827

LUXEMBOURG (0.4%)
ArcelorMittal Senior Unsecured(b)
03/01/21	5.500%		5,535,000	5,543,640
Calcipar SA Senior Secured(b)(c)
05/01/18	6.875%		602,000	603,505
Intelsat Jackson Holdings SA(b)(c)
04/01/19	7.250%		150,000	148,875
10/15/20	7.250%		680,000	674,900
Telecom Italia Capital SA(b)
07/18/36	7.200%		110,000	103,710
Wind Acquisition Finance SA Senior Secured(b)(c)
02/15/18	7.250%		495,000	517,275

Total				7,591,905

NETHERLANDS (1.4%)
Allianz Finance II BV(b)
11/23/16	4.000%	EUR	750,000	1,113,591
BMW Finance NV(b)
09/19/13	8.875%	EUR	1,950,000	3,198,117
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(b) Senior Unsecured
04/04/12	4.125%	EUR	2,290,000	3,374,507
07/03/14	6.750%	AUD	2,300,000	2,509,316
Deutsche Telekom International Finance BV(b)
09/26/12	7.125%	GBP	2,272,000	3,876,795
01/19/15	4.000%	EUR	3,755,000	5,639,492
ING Groep NV Senior Unsecured(b)
05/31/17	4.750%	EUR	3,125,000	4,640,007

Total				24,351,825

NEW ZEALAND (0.2%)
ANZ National International Ltd. Senior Unsecured(b)(c)
08/10/15	3.125%		3,730,000	3,782,799

SPAIN (0.5%)
Santander U.S. Debt SA Unipersonal Bank Guaranteed(b)(c)(d)
10/07/15	3.781%		900,000	869,595
Telefonica Emisiones SAU(b)
01/15/15	4.949%		3,940,000	4,192,712
02/02/16	4.375%	EUR	1,850,000	2,695,466

Total				7,757,773

SUPRA-NATIONAL (0.1%)
Council of Europe Development Bank(b)
09/16/14	5.750%	AUD	2,300,000	2,487,837

UNITED KINGDOM (0.6%)
MetLife of Connecticut Institutional Funding Ltd. Senior Secured(b)
12/06/11	5.750%	GBP	1,110,000	1,804,250
MetLife of Connecticut(b)(e)
05/24/12	0.653%	JPY	400,000,000	4,900,317
SABMiller PLC Senior Unsecured(b)(c)
07/15/18	6.500%		2,680,000	3,099,557

Total				9,804,124

UNITED STATES (22.1%)
ADS Tactical, Inc. Senior Secured(c)
04/01/18	11.000%		1,050,000	1,110,375
AES Corp. (The) Senior Notes(c)(d)
07/01/21	7.375%		536,000	544,040
AMC Networks, Inc.(c)
07/15/21	7.750%		620,000	647,900
ARAMARK Holdings Corp. Senior Notes PIK(c)(d)
05/01/16	8.625%		368,000	374,440
AT&T, Inc. Senior Unsecured
02/15/39	6.550%		7,390,000	8,105,574
Ally Financial, Inc.
09/15/20	7.500%		1,450,000	1,515,250

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  81

Portfolio of Investments (continued)

Columbia VP – Global Bond Fund

	Coupon	Principal
Issuer	Rate	Amount		Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (cont.)
Alpha Natural Resources, Inc.
06/01/19	6.000%		$367,000	$368,376
06/01/21	6.250%		367,000	367,917
Amkor Technology, Inc.(c)(d) Senior Unsecured
06/01/21	6.625%		587,000	569,390
Amkor Technology, Inc.(d) Senior Unsecured
05/01/18	7.375%		952,000	967,470
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%		2,690,000	3,027,829
Arch Coal, Inc.(c)
06/15/19	7.000%		258,000	259,290
06/15/21	7.250%		172,000	172,860
Ball Corp.
09/01/19	7.375%		95,000	103,787
09/15/20	6.750%		538,000	571,625
Bank of America Corp. Senior Unsecured
05/13/21	5.000%		4,940,000	4,879,969
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%		5,660,000	5,572,734
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%		512,000	540,160
01/15/20	6.875%		219,000	235,972
Building Materials Corp. of America Senior Notes(c)
05/01/21	6.750%		1,123,000	1,128,615
Burlington Northern Santa Fe LLC Senior Unsecured(d)
06/01/41	5.400%		2,330,000	2,289,400
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(c)
05/01/17	7.750%		945,000	1,022,962
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%		735,000	757,050
04/30/20	8.125%		400,000	434,000
CF Industries, Inc.
05/01/18	6.875%		724,000	816,310
05/01/20	7.125%		240,000	278,400
CHS/Community Health Systems, Inc.(d)
07/15/15	8.875%		278,000	286,340
CIGNA Corp. Senior Unsecured
03/15/41	5.875%		1,725,000	1,716,635
CIT Group, Inc. Secured(c)(d)
04/01/18	6.625%		390,000	407,550
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%		1,880,000	2,100,579
CSX Corp. Senior Unsecured
03/15/18	6.250%		8,614,000	9,939,109
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%		6,180,000	6,941,228
05/15/41	5.750%		2,095,000	2,059,877
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%		6,860,000	6,963,188
Cardtronics, Inc.
09/01/18	8.250%		550,000	588,500
Case New Holland, Inc. Senior Notes(c)
12/01/17	7.875%		741,000	816,952
Celanese U.S. Holdings LLC Senior Notes
06/15/21	5.875%		190,000	194,275
Chemtura Corp.
09/01/18	7.875%		185,000	193,787
Chesapeake Energy Corp.
08/15/20	6.625%		1,645,000	1,727,250
02/15/21	6.125%		1,320,000	1,336,500
Chrysler Group LLC/Co-Issuer, Inc.(c)(d) Senior Secured
06/15/19	8.000%		251,000	245,352
06/15/21	8.250%		259,000	254,467
Cinemark U.S.A., Inc. Senior Subordinated Notes(c)
06/15/21	7.375%		103,000	102,227
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	1,905,000	2,739,192
Clean Harbors, Inc. Senior Secured(c)
08/15/16	7.625%		180,000	190,800
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%		2,450,000	3,140,065
Senior Unsecured
12/15/13	5.650%		2,900,000	3,169,509
Clorox Co. Senior Unsecured
03/01/13	5.000%		55,000	58,276
Colorado Interstate Gas Co. Senior Unsecured
11/15/15	6.800%		2,231,000	2,597,935
Columbus McKinnon Corp.
02/01/19	7.875%		161,000	163,415
Comcast Corp.
02/15/18	5.875%		1,260,000	1,413,187
03/01/40	6.400%		1,240,000	1,327,078
CommScope, Inc.(c)(d)
01/15/19	8.250%		67,000	69,010
Concho Resources, Inc.
01/15/21	7.000%		774,000	801,090
01/15/22	6.500%		471,000	472,177
Consol Energy, Inc.
04/01/20	8.250%		399,000	434,910
Consol Energy, Inc.(c)(d)
03/01/21	6.375%		800,000	796,000
Continental Resources, Inc.
04/01/21	7.125%		61,000	64,355
Cott Beverages, Inc.
09/01/18	8.125%		99,000	103,702
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%		986,000	1,045,160
Crown Americas LLC/Capital Corp. III Senior Notes(c)
02/01/21	6.250%		810,000	818,100
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%		2,490,000	2,578,988
DISH DBS Corp.(c)
06/01/21	6.750%		685,000	702,125
DISH DBS Corp.(d)
02/01/16	7.125%		710,000	749,050
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%		120,000	119,100
02/15/21	6.750%		354,000	350,460
Dean Foods Co. Senior Notes(c)(d)
12/15/18	9.750%		496,000	527,000
Delphi Corp.(c) Senior Notes
05/15/19	5.875%		217,000	214,830
05/15/21	6.125%		145,000	144,275
Detroit Edison Co. (The) Senior Secured
10/01/13	6.400%		2,375,000	2,644,102
Dominion Resources, Inc. Senior Unsecured
06/15/18	6.400%		3,200,000	3,712,282
08/15/19	5.200%		2,210,000	2,406,697
08/01/33	5.250%		5,075,000	5,587,550
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%		100,000	97,595
Ducommun, Inc. Senior Notes(c)
07/15/18	9.750%		119,000	121,826
Duke Energy Corp. Senior Unsecured
02/01/14	6.300%		2,200,000	2,456,876
06/15/18	6.250%		1,460,000	1,685,274
09/15/19	5.050%		4,240,000	4,561,010
Duke Energy Indiana, Inc. 1st Mortgage(d)
08/15/38	6.350%		1,770,000	2,002,424
E*Trade Financial Corp. Senior Notes
06/01/16	6.750%		280,000	274,400
EH Holding Corp. Senior Secured(c)(d)
06/15/19	6.500%		2,139,000	2,176,432
ERAC U.S.A. Finance LLC(c)
10/15/37	7.000%		2,770,000	3,047,906
EXCO Resources, Inc.
09/15/18	7.500%		800,000	778,000
El Paso Corp. Senior Unsecured
09/15/20	6.500%		1,305,000	1,428,975
Embarq Corp. Senior Unsecured
06/01/36	7.995%		5,960,000	6,106,688
Endo Pharmaceuticals Holdings, Inc.(c)
07/15/19	7.000%		79,000	80,975
01/15/22	7.250%		346,000	351,190

The accompanying Notes to Financial Statements are an integral part of this statement.

82  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Bond Fund

	Coupon	Principal
Issuer	Rate	Amount		Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (cont.)
First Data Corp. Senior Secured(c)(d)
06/15/19	7.375%		$858,000	$864,435
Florida Power Corp. 1st Mortgage
06/15/18	5.650%		1,200,000	1,369,018
Ford Motor Credit Co. LLC Senior Unsecured
05/15/18	5.000%		728,000	725,511
02/01/21	5.750%		1,083,000	1,081,667
Fresenius Medical Care U.S. Finance, Inc.(c)
02/15/21	5.750%		1,220,000	1,180,350
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%		723,000	788,070
General Electric Capital Corp. Senior Unsecured
05/17/12	6.125%	GBP	1,375,000	2,288,512
01/07/21	4.625%		12,245,000	12,317,074
Georgia-Pacific LLC(c)
11/01/20	5.400%		760,000	774,540
Goldman Sachs Group, Inc. (The) Senior Unsecured
02/07/16	3.625%		1,410,000	1,425,310
05/02/18	6.375%	EUR	1,125,000	1,747,238
Goldman Sachs Group, Inc. (The)(d) Senior Notes
06/15/20	6.000%		5,205,000	5,600,518
Graphic Packaging International, Inc.
10/01/18	7.875%		98,000	104,370
Greif, Inc. Senior Unsecured
02/01/17	6.750%		625,000	650,000
Grifols, Inc. Senior Secured(c)
02/01/18	8.250%		508,000	519,430
HCA, Inc. Senior Secured
09/15/20	7.250%		447,000	479,966
HJ Heinz Finance Co.
07/15/11	6.625%		1,605,000	1,607,477
Healthsouth Corp.
09/15/22	7.750%		827,000	871,451
Hertz Corp. (The)(c)
10/15/18	7.500%		445,000	455,012
04/15/19	6.750%		680,000	673,200
Hertz Corp. (The)(c)(d)
01/15/21	7.375%		442,000	447,525
Home Depot, Inc. Senior Unsecured
04/01/41	5.950%		545,000	561,255
Huntington Ingalls Industries, Inc.(c)
03/15/21	7.125%		460,000	476,100
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%		3,215,000	3,379,373
Interface, Inc.
12/01/18	7.625%		129,000	134,160
Interline Brands, Inc.
11/15/18	7.000%		212,000	214,650
International Lease Finance Corp. Senior Unsecured
05/15/19	6.250%		491,000	479,740
International Lease Finance Corp.(d) Senior Unsecured
12/15/20	8.250%		755,000	815,400
Ipalco Enterprises, Inc. Senior Secured(c)
05/01/18	5.000%		203,000	200,970
JMC Steel Group Senior Notes(c)
03/15/18	8.250%		335,000	340,025
JPMorgan Chase & Co.
05/10/21	4.625%		2,655,000	2,633,518
Senior Unsecured
03/01/16	3.450%		10,165,000	10,354,425
07/05/16	3.150%		3,465,000	3,486,199
K Hovnanian Enterprises, Inc. Senior Secured(d)
10/15/16	10.625%		470,000	468,825
Kansas Gas & Electric 1st Mortgage(c)
06/15/19	6.700%		1,000,000	1,155,768
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%		9,290,000	10,687,541
08/23/18	6.125%		975,000	1,118,134
Kratos Defense & Security Solutions, Inc. Senior Secured(c)
06/01/17	10.000%		84,000	88,620
Lear Corp.
03/15/18	7.875%		874,000	939,550
03/15/20	8.125%		507,000	548,827
Linn Energy LLC/Finance Corp.(c)
05/15/19	6.500%		361,000	357,390
Ltd Brands, Inc.
04/01/21	6.625%		310,000	316,975
MGM Resorts International Senior Secured
03/15/20	9.000%		609,000	666,855
Manitowoc Co., Inc. (The)
11/01/20	8.500%		260,000	277,550
Marathon Petroleum Corp.(c)
03/01/41	6.500%		1,255,000	1,297,083
Mellon Funding Corp.
11/08/11	6.375%	GBP	1,240,000	2,020,443
MetroPCS Wireless, Inc.
11/15/20	6.625%		855,000	846,450
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%		295,257	302,639
Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	2,475,000	3,680,794
01/25/21	5.750%		6,285,000	6,359,345
Mylan, Inc.(c)
11/15/18	6.000%		430,000	436,987
NII Capital Corp.
04/01/21	7.625%		361,000	377,245
Nalco Co.(c)
01/15/19	6.625%		1,630,000	1,670,750
National CineMedia LLC Senior Notes(c)(f)
07/15/21	7.875%		427,000	433,939
Nevada Power Co.
05/15/18	6.500%		1,200,000	1,400,399
08/01/18	6.500%		1,625,000	1,898,214
News America, Inc.(c)
02/15/41	6.150%		2,685,000	2,659,858
Nextel Communications, Inc.
08/01/15	7.375%		715,000	715,000
Nisource Finance Corp.
09/15/17	5.250%		7,707,000	8,336,092
09/15/20	5.450%		2,505,000	2,638,384
Northern States Power Co. 1st Mortgage
08/28/12	8.000%		1,635,000	1,768,915
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%		2,515,000	2,997,093
04/15/17	5.950%		1,105,000	1,278,728
Oil States International, Inc.(c)
06/01/19	6.500%		718,000	721,590
Oshkosh Corp.
03/01/17	8.250%		497,000	533,032
03/01/20	8.500%		398,000	430,835
PPL Electric Utilities Corp. 1st Mortgage
11/30/13	7.125%		9,275,000	10,520,768
PacifiCorp 1st Mortgage
09/15/13	5.450%		850,000	928,959
10/15/37	6.250%		1,425,000	1,613,546
01/15/39	6.000%		1,480,000	1,633,939
Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%		4,585,000	4,358,749
Peabody Energy Corp.(d)
09/15/20	6.500%		730,000	784,750
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%		140,000	152,250
Polypore International, Inc.
11/15/17	7.500%		440,000	465,300
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%		2,870,000	3,200,239
12/01/39	6.000%		1,445,000	1,533,110
Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%		1,145,000	1,285,060
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%		505,000	532,775
QVC, Inc. Senior Secured(c)
10/15/20	7.375%		848,000	894,640
Qwest Communications International, Inc.
04/01/18	7.125%		1,160,000	1,245,550
RR Donnelley & Sons Co. Senior Unsecured(d)
01/15/17	6.125%		4,605,000	4,501,452

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  83

Portfolio of Investments (continued)

Columbia VP – Global Bond Fund

	Coupon	Principal
Issuer	Rate	Amount		Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (cont.)
Rain CII Carbon LLC/Corp. Senior Secured(c)
12/01/18	8.000%		$465,000	$496,387
Range Resources Corp.
05/15/19	8.000%		455,000	493,675
Regal Cinemas Corp.
07/15/19	8.625%		500,000	525,000
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%		30,000	33,450
12/01/18	6.875%		253,000	261,222
07/15/21	6.500%		724,000	733,050
Reynolds Group Issuer, Inc./LLC Senior Secured(c)
10/15/16	8.500%		848,000	886,160
SBA Telecommunications, Inc.
08/15/16	8.000%		740,000	787,175
08/15/19	8.250%		240,000	256,800
SPX Corp.(c)
09/01/17	6.875%		289,000	309,230
STHI Holding Corp. Secured(c)
03/15/18	8.000%		164,000	166,460
Seneca Gaming Corp.(c)
12/01/18	8.250%		372,000	384,090
Sierra Pacific Power Co.
05/15/16	6.000%		8,251,000	9,435,332
Southern California Gas Co. 1st Mortgage
03/15/14	5.500%		1,900,000	2,108,232
Southern Natural Gas Co. Senior Unsecured(c)
04/01/17	5.900%		11,898,000	13,523,885
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%		446,000	448,230
Spectrum Brands Holdings, Inc. Senior Secured(c)
06/15/18	9.500%		1,464,000	1,625,040
Speedway Motorsports, Inc.
06/01/16	8.750%		725,000	784,812
Sprint Nextel Corp. Senior Unsecured(d)
08/15/17	8.375%		375,000	412,031
TCM Sub LLC(c)
01/15/15	3.550%		4,120,000	4,319,562
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%		1,805,000	2,072,485
Time Warner Cable, Inc.
07/01/18	6.750%		5,915,000	6,859,584
Time Warner, Inc.
03/29/41	6.250%		575,000	597,296
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%		5,225,000	5,504,820
Tomkins LLC/Inc. Secured(c)
10/01/18	9.000%		95,000	102,600
TransDigm, Inc.(c)
12/15/18	7.750%		483,000	507,150
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%		6,860,000	7,950,610
06/15/18	6.050%		1,108,000	1,254,644
Tw telecom holdings, inc.
03/01/18	8.000%		746,000	795,422
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		483,000	480,810
United States Steel Corp. Senior Unsecured
02/01/18	7.000%		33,000	33,330
United States Steel Corp.(d) Senior Unsecured
04/01/20	7.375%		570,000	591,375
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%		3,315,000	3,758,816
Vail Resorts, Inc.(c)
05/01/19	6.500%		116,000	116,580
Verizon New York, Inc. Senior Unsecured
04/01/12	6.875%		5,740,000	5,995,551
04/01/32	7.375%		4,009,000	4,611,052
Visteon Corp. Senior Notes(c)
04/15/19	6.750%		849,000	815,040
Wal-Mart Stores, Inc. Senior Unsecured
04/15/41	5.625%		3,790,000	3,910,132
Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR	1,150,000	1,694,787
04/01/21	4.600%		2,685,000	2,699,907
Windstream Corp.
03/15/19	7.000%		90,000	90,900
10/15/20	7.750%		490,000	513,275
WireCo WorldGroup Senior Unsecured(c)
05/15/17	9.750%		500,000	527,500
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%		1,600,000	1,835,293

Total				380,281,710

Total Corporate Bonds & Notes
(Cost: $480,739,167)				$505,955,160

Residential Mortgage-Backed Securities — Agency 4.4%

UNITED STATES (4.4%)
Federal Home Loan Mortgage Corp.(g)
05/01/18	4.500%		194,507	206,961
10/01/18- 11/01/33	5.000%		794,879	858,444
04/01/33	6.000%		418,591	471,994
09/01/17- 08/01/33	6.500%		92,347	103,484
Federal National Mortgage Association(g)
08/01/18- 09/01/40	4.500%		2,741,666	2,886,148
12/01/18- 02/01/36	5.000%		12,293,865	13,166,600
02/01/17- 06/01/34	5.500%		12,039,250	13,116,436
07/01/17- 01/01/36	6.000%		10,505,871	11,676,880
04/01/17- 11/01/33	6.500%		3,877,221	4,408,157
06/01/32- 07/01/36	7.000%		1,562,233	1,809,829
05/01/32-11/01/32	7.500%		190,465	223,912
Federal National Mortgage Association(g)(h)
01/01/41	4.000%		22,637,233	22,669,181
09/01/33-01/01/36	5.500%		3,448,354	3,758,884
Government National Mortgage Association(g)
10/15/33	5.500%		366,078	405,317

Total				75,762,227

Total Residential Mortgage-Backed Securities — Agency
(Cost: $71,336,180)				$75,762,227

Residential Mortgage-Backed Securities — Non-Agency 0.4%

UNITED STATES (0.4%)
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A(e)(g)
04/19/34	4.712%		1,653,877	1,608,503
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1(g)
12/25/35	5.500%		5,032,276	5,124,366

Total				6,732,869

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $6,270,634)				$6,732,869

Commercial Mortgage-Backed Securities — Agency — %

UNITED STATES ( — %)
Federal National Mortgage Association(g)	5.322%		469,963	498,755

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $474,579)				$498,755

Commercial Mortgage-Backed Securities — Non-Agency 2.5%

UNITED STATES (2.5%)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(g)
12/11/49	5.322%		1,300,000	1,376,187

The accompanying Notes to Financial Statements are an integral part of this statement.

84  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Bond Fund

	Coupon	Principal
Issuer	Rate	Amount		Value

Commercial Mortgage-Backed Securities — Non-Agency (continued)
UNITED STATES (cont.)
Credit Suisse First Boston Mortgage Securities Corp.(e)(g) Series 2004-C1 Class A4
01/15/37	4.750%		$4,225,000	$4,459,727
Credit Suisse First Boston Mortgage Securities Corp.(g) Series 2004-C2 Class A1
05/15/36	3.819%		84,957	86,067
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(e)(g)
06/10/48	4.772%		500,000	534,627
GS Mortgage Securities Corp. II Series 2007-GG10 Class F(e)(g)
08/10/45	5.993%		1,475,000	133,499
General Electric Capital Assurance Co. Series 2003-1 Class A4(c)(e)(g)
05/12/35	5.254%		756,738	808,760
Greenwich Capital Commercial Funding Corp.(g) Series 2004-GG1 Class A5
06/10/36	4.883%		9,829	9,822
Series 2007-GG9 Class A4
03/10/39	5.444%		7,050,000	7,562,507
JP Morgan Chase Commercial Mortgage Securities Corp.(e)(g) Series 2005-LDP3 Class ASB
08/15/42	4.893%		3,009,171	3,143,362
Series 2006-LDP6 Class ASB
04/15/43	5.490%		2,418,064	2,570,276
Series 2006-LDP7 Class ASB
04/15/45	5.875%		2,540,545	2,702,883
JP Morgan Chase Commercial Mortgage Securities Corp.(g) Series 2003-LN1 Class A1
10/15/37	4.134%		1,391,930	1,428,396
Series 2003-ML1A Class A1
03/12/39	3.972%		97,962	99,290
Series 2004-CBX Class A3
01/12/37	4.184%		348,942	348,728
Series 2005-LDP2 Class A3
07/15/42	4.697%		1,685,221	1,717,019
LB-UBS Commercial Mortgage Trust(e)(g) Series 2006-C4 Class AAB
06/15/32	6.055%		917,185	981,643
Series 2007-C7 Class A3
09/15/45	5.866%		1,475,000	1,600,534
LB-UBS Commercial Mortgage Trust(g) Series 2004-C2 Class A3
03/15/29	3.973%		304,629	312,305
Morgan Stanley Capital I(c)(e)(g) Series 2011-C1 Class A4
09/15/47	5.033%		2,400,000	2,502,780
Morgan Stanley Capital I(e)(g) Series 2006-T23 Class AAB
08/12/41	5.790%		775,000	833,586
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(c)(e)(g)
08/15/45	6.002%		1,800,000	1,969,831
Wachovia Bank Commercial Mortgage Trust(e)(g) Series 2005-C20 Class A5
07/15/42	5.087%		493,084	498,527
Series 2006-C24 Class A3
03/15/45	5.558%		2,500,000	2,718,123
Series 2006-C27 Class APB
07/15/45	5.727%		850,000	879,374
Wachovia Bank Commercial Mortgage Trust(g) Series 2006-C24 Class APB
03/15/45	5.576%		1,110,436	1,160,066
Series 2006-C29 Class A4
11/15/48	5.308%		2,702,500	2,918,631

Total				43,356,550

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $41,616,720)				$43,356,550

Asset-Backed Securities — Non-Agency 0.9%

DENMARK (0.3%)
Nykredit Realkredit A/S Mortgage(b)
04/01/28	5.000%	DKK	23,929,524	4,792,046

UNITED STATES (0.6%)
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2(c)
11/15/12	1.830%		2,808,509	2,811,683
GTP Towers Issuer LLC(c)
02/15/15	4.436%		1,600,000	1,669,230
Hertz Vehicle Financing LLC Series 2009-2A Class A1(c)
03/25/14	4.260%		5,100,000	5,352,420
National Collegiate Student Loan Trust(m) CMO IO Series 2006-3 Class AIO
01/25/12	20.000%		2,990,804	77,378
World Omni Auto Receivables Trust Series 2010-A Class A4
05/15/15	2.210%		1,000,000	1,025,176

Total				10,935,887

Total Asset-Backed Securities — Non-Agency
(Cost: $15,183,541)				$15,727,933

Inflation-Indexed Bonds(a) 0.8%

JAPAN (0.8%)
Japanese Government CPI-Linked Bond Senior Unsecured(b)
03/10/18	1.400%	JPY	1,094,704,000	14,319,944

Total Inflation-Indexed Bonds
(Cost: $10,142,474)				$14,319,944

U.S. Treasury Obligations 0.5%

UNITED STATES (0.5%)
U.S. Treasury
03/15/14	1.250%		935,000	948,587
U.S. Treasury(d)
10/31/11	1.000%		2,545,000	2,552,755
02/15/41	4.750%		4,637,000	4,928,987

Total				8,430,329

Total U.S. Treasury Obligations
(Cost: $8,496,214)				$8,430,329

U.S. Government & Agency Obligations 0.3%

UNITED STATES (0.3%)
Federal National Mortgage Association
10/15/14	4.625%		5,255,000	5,847,554

Total U.S. Government & Agency Obligations
(Cost: $5,365,536)				$5,847,554

Foreign Government Obligations(a) 53.2%

ARGENTINA (0.2%)
Argentina Bonos(b) Senior Unsecured
09/12/13	7.000%		2,322,000	2,400,911
10/03/15	7.000%		300,000	296,100
Argentina Republic Government International Bond Senior Unsecured(b)(i)
12/15/35	0.000%		4,700,000	827,200

Total				3,524,211

AUSTRALIA (1.2%)
New South Wales Treasury Corp. Local Government Guaranteed(b)
05/01/12	6.000%	AUD	18,390,000	19,908,685

BELGIUM (1.5%)
Belgium Government Bond(b)
09/28/12	5.000%	EUR	17,530,000	26,355,350

BRAZIL (2.3%)
Banco Nacional de Desenvolvimento Economico e Social(b)(c) Senior Unsecured
06/16/18	6.369%		1,165,000	1,304,800
06/10/19	6.500%		2,260,000	2,534,733
Brazil Notas do Tesouro Nacional(b)
01/01/12	10.000%	BRL	21,780,000	13,790,516
01/01/13	10.000%	BRL	26,909,000	16,648,375
Brazilian Government International Bond(b)
01/05/16	12.500%	BRL	2,400,000	1,810,784
01/15/18	8.000%		1,053,889	1,267,301
Senior Unsecured
10/14/19	8.875%		335,000	459,788
01/07/41	5.625%		1,830,000	1,871,193

Total				39,687,490

CANADA (2.5%)
Canadian Government Bond(b)
06/01/18	4.250%	CAD	2,600,000	2,958,007
06/01/19	3.750%	CAD	7,285,000	8,018,070
Province of British Columbia Canada(b)
06/18/14	5.300%	CAD	6,140,000	6,957,372
Province of Ontario Canada(b)
03/08/14	5.000%	CAD	10,866,000	12,145,539
Province of Quebec Canada(b)
12/01/17	4.500%	CAD	11,100,000	12,403,527

Total				42,482,515

COLOMBIA (0.5%)
Colombia Government International Bond(b) Senior Unsecured
03/18/19	7.375%		550,000	685,575
09/18/37	7.375%		1,350,000	1,701,000
01/18/41	6.125%		1,665,000	1,802,344

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  85

Portfolio of Investments (continued)

Columbia VP – Global Bond Fund

	Coupon	Principal
Issuer	Rate	Amount		Value

Foreign Government Obligations(a) (continued)

COLOMBIA (cont.)
Corp. Andina de Fomento Senior Unsecured(b)
06/04/19	8.125%		$2,620,000	$3,183,033
Ecopetrol SA Senior Unsecured(b)
07/23/19	7.625%		455,000	544,863

Total				7,916,815

CZECH REPUBLIC (0.1%)
Czech Republic Government Bond(b)
06/16/13	3.700%	CZK	42,800,000	2,638,160

DENMARK (0.2%)
Nordea Kredit Realkreditaktieselsk(b)
01/01/13	2.000%	DKK	14,380,000	2,791,270

EL SALVADOR (0.1%)
El Salvador Government International Bond Senior Unsecured(b)(c)
01/24/23	7.750%		760,000	858,800

FRANCE (3.5%)
EDF SA Senior Unsecured(b)
02/05/18	5.000%	EUR	1,450,000	2,255,435
France Government Bond OAT(b)
04/25/12	5.000%	EUR	1,860,000	2,773,962
04/25/13	4.000%	EUR	21,085,000	31,826,980
10/25/16	5.000%	EUR	8,420,000	13,548,505
10/25/19	3.750%	EUR	6,400,000	9,615,629

Total				60,020,511

GERMANY (5.8%)
Bayerische Landesbank Senior Unsecured(b)
04/22/13	1.400%	JPY	576,000,000	7,255,389
Bundesobligation(b)
04/12/13	3.500%	EUR	5,400,000	8,092,592
Bundesrepublik Deutschland(b)
01/04/15	3.750%	EUR	5,250,000	8,068,560
07/04/19	3.500%	EUR	12,320,000	18,753,776
07/04/27	6.500%	EUR	13,140,000	25,772,224
07/04/28	4.750%	EUR	6,610,000	10,881,639
07/04/34	4.750%	EUR	12,725,000	21,130,707

Total				99,954,887

GREECE (0.3%)
Hellenic Republic Government Bond Senior Unsecured(b)
03/20/24	4.700%	EUR	8,380,000	5,534,137

INDONESIA (1.6%)
Indonesia Government International Bond(b)(c) Senior Unsecured
01/17/18	6.875%		1,880,000	2,185,500
03/13/20	5.875%		300,000	330,750
02/17/37	6.625%		400,000	441,000
01/17/38	7.750%		610,000	764,787
Indonesia Treasury Bond(b) Senior Unsecured
11/15/20	11.000%	IDR	70,820,000,000	10,136,745
07/15/22	10.250%	IDR	62,417,000,000	8,511,348
05/15/16	10.750%	IDR	32,410,000,000	4,383,549

Total				26,753,679

ITALY (2.7%)
Italy Buoni Poliennali Del Tesoro(b)
04/15/12	4.000%	EUR	6,060,000	8,903,028
08/01/15	3.750%	EUR	2,410,000	3,484,027
02/01/19	4.250%	EUR	8,530,000	12,199,074
11/01/26	7.250%	EUR	10,475,191	18,368,467
11/01/27	6.500%	EUR	1,800,000	2,920,108

Total				45,874,704

JAPAN (10.3%)
Development Bank of Japan Government Guaranteed(b)
06/20/12	1.400%	JPY	1,227,000,000	15,402,314
Japan Government 10-Year Bond(b) Senior Unsecured
12/20/12	1.000%	JPY	2,229,500,000	28,030,330
09/20/17	1.700%	JPY	2,538,000,000	33,653,650
Japan Government 20-Year Bond(b) Senior Unsecured
03/20/20	2.400%	JPY	400,000,000	5,569,880
12/20/22	1.400%	JPY	2,756,000,000	34,560,045
12/20/26	2.100%	JPY	2,383,000,000	31,294,809
09/20/29	2.100%	JPY	945,000,000	12,227,435
Japan Government 30-Year Bond(b) Senior Unsecured
12/20/34	2.400%	JPY	890,000,000	11,942,196
03/20/39	2.300%	JPY	420,000,000	5,521,801

Total				178,202,460

KAZAKHSTAN (0.1%)
KazMunayGas National Co. Senior Unsecured(b)(c)
07/02/18	9.125%		750,000	918,750

KOREA (0.3%)
Export-Import Bank of Korea(b) Senior Unsecured
01/21/14	8.125%		3,430,000	3,898,311
01/14/15	5.875%		1,820,000	1,997,490

Total				5,895,801

LITHUANIA (0.1%)
Lithuania Government International Bond Senior Unsecured(b)(c)
09/14/17	5.125%		2,205,000	2,267,219

MALAYSIA (0.6%)
Petronas Capital Ltd.(b)(c)
05/22/12	7.000%		315,000	331,978
05/22/12	7.000%		1,895,000	1,991,594
08/12/19	5.250%		6,025,000	6,473,245
Wakala Global Sukuk Bhd(b)(c)(f)
07/06/16	2.991%		2,075,000	2,068,028

Total				10,864,845

MEXICO (1.6%)
Mexican Bonos(b)
12/19/13	8.000%	MXN	10,991,000	9,937,897
12/17/15	8.000%	MXN	17,168,000	15,723,093
Mexican Government International Bond Senior Unsecured(b)
09/27/34	6.750%		315,000	366,188
Pemex Project Funding Master Trust(b)
03/01/18	5.750%		1,513,000	1,659,014
Petroleos Mexicanos(b)
05/03/19	8.000%		100,000	123,300

Total				27,809,492

NETHERLANDS (5.3%)
Netherlands Government Bond(b)
07/15/12	5.000%	EUR	14,305,000	21,474,593
07/15/13	4.250%	EUR	8,141,000	12,382,966
07/15/16	4.000%	EUR	11,300,000	17,468,213
07/15/20	3.500%	EUR	26,380,000	39,051,033

Total				90,376,805

NEW ZEALAND (0.9%)
New Zealand Government Bond Senior Unsecured(b)
04/15/13	6.500%	NZD	16,830,000	14,734,395

NORWAY (1.1%)
Norway Government Bond(b)
05/15/13	6.500%	NOK	93,860,000	18,640,965

PHILIPPINES (0.3%)
Philippine Government International Bond(b) Senior Unsecured
01/14/31	7.750%		1,645,000	2,068,588
10/23/34	6.375%		300,000	327,750
Power Sector Assets & Liabilities Management Corp.(b)(c) Government Guaranteed
05/27/19	7.250%		2,000,000	2,365,000
Power Sector Assets & Liabilities Management Corp.(b)(c)(d) Government Guaranteed
12/02/24	7.390%		200,000	235,196

Total				4,996,534

POLAND (1.7%)
Poland Government Bond(b)
04/25/13	5.250%	PLN	23,790,000	8,737,361
10/25/17	5.250%	PLN	57,170,000	20,657,675

Total				29,395,036

QATAR (0.2%)
Qatar Government International Bond(b)(c) Senior Unsecured
04/09/19	6.550%		1,100,000	1,277,569
01/20/40	6.400%		200,000	221,000
Qatari Diar Finance QSC Government Guaranteed(b)(c)
07/21/20	5.000%		1,800,000	1,845,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(b)(c)
09/30/14	5.500%		890,000	963,954

Total				4,307,523

RUSSIAN FEDERATION (0.4%)
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(b)(c)
03/05/14	5.670%		470,000	500,550

The accompanying Notes to Financial Statements are an integral part of this statement.

86  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Bond Fund

	Coupon	Principal
Issuer	Rate	Amount		Value

Foreign Government Obligations(a) (continued)

RUSSIAN FEDERATION (cont.)
Gazprom OAO Via Gaz Capital SA(b)(c) Senior Unsecured
08/16/37	7.288%		$570,000	$621,300
Gazprom OAO Via Gaz Capital SA(b)(c)(d) Senior Unsecured
11/22/16	6.212%		600,000	647,250
Russian Foreign Bond — Eurobond(b)(c)(e)
03/31/30	7.500%		3,663,275	4,322,665

Total				6,091,765

SOUTH AFRICA (0.5%)
South Africa Government Bond Senior Unsecured(b)(d)
12/21/14	8.750%	ZAR	52,890,000	8,191,075

SPAIN (1.1%)
Ayt Cedulas Cajas Global(b)
06/14/18	4.250%	EUR	4,900,000	5,990,844
Spain Government Bond(b)
07/30/12	5.000%	EUR	2,250,000	3,335,924
07/30/17	5.500%	EUR	6,950,000	10,388,556

Total				19,715,324

SUPRA-NATIONAL (0.2%)
European Investment Bank Senior Unsecured(b)
12/07/11	5.500%	GBP	1,685,000	2,762,085

SWEDEN (1.2%)
Sweden Government Bond(b)(d)
05/05/14	6.750%	SEK	114,630,000	20,296,389

TURKEY (0.2%)
Turkey Government International Bond(b) Senior Unsecured
07/14/17	7.500%		950,000	1,116,250
11/07/19	7.500%		225,000	264,252
06/05/20	7.000%		1,330,000	1,530,830
03/17/36	6.875%		1,010,000	1,111,000

Total				4,022,332

UNITED KINGDOM (4.1%)
Network Rail Infrastructure Finance PLC Government Guaranteed(b)
03/07/12	4.875%	GBP	2,870,000	4,724,018
United Kingdom Gilt(b)
09/07/16	4.000%	GBP	9,440,000	16,473,548
03/07/19	4.500%	GBP	6,900,000	12,214,468
03/07/25	5.000%	GBP	3,215,000	5,755,578
12/07/27	4.250%	GBP	5,500,000	8,936,953
03/07/36	4.250%	GBP	4,360,000	6,968,756
12/07/38	4.750%	GBP	5,200,000	9,009,065
12/07/49	4.250%	GBP	3,750,000	6,024,163

Total				70,106,549

URUGUAY (0.2%)
Uruguay Government International Bond(b)
11/18/22	8.000%		1,485,000	1,921,590
Senior Unsecured
03/21/36	7.625%		1,500,000	1,890,000

Total				3,811,590

VENEZUELA (0.3%)
Petroleos de Venezuela SA(b)
04/12/17	5.250%		2,890,000	1,813,475
Petroleos de Venezuela SA(b)(c)
11/02/17	8.500%		510,000	378,165
Venezuela Government International Bond(b)(c) Senior Unsecured
02/26/16	5.750%		1,650,000	1,278,750
05/07/23	9.000%		3,484,000	2,517,190

Total				5,987,580

Total Foreign Government Obligations
(Cost: $820,933,401)				$913,695,728

	Shares	Value

Money Market Fund 3.6%

Columbia Short-Term Cash Fund, 0.166%(j)(k)	62,042,904	$62,042,904

Total Money Market Fund
(Cost: $62,042,904)		$62,042,904

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.5%
Certificates of Deposit (0.2%)
Commerzbank AG
07/20/11	0.220%	$1,000,000	$1,000,000
DZ Bank AG
07/27/11	0.150%	1,000,000	1,000,000
KBC Bank NV
07/05/11	0.300%	1,000,000	1,000,000

Total			3,000,000

Money Market Fund (0.3%)
JPMorgan Prime Money Market Fund, 0.010%(j)		5,000,000	5,000,000

Repurchase Agreements (2.0%)
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $5,000,014(l)
	0.100%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $15,000,050(l)
	0.120%	15,000,000	15,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $5,000,014(l)
	0.100%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $9,183,783(l)
	0.080%	9,183,762	9,183,762

Total			34,183,762

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $42,183,762)			$42,183,762

Total Investments
(Cost: $1,564,785,112)			$1,694,553,715
Other Assets & Liabilities, Net			22,996,954

Net Assets			$1,717,550,669

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
Australian Government Bond, 10-year	(570)	$(57,947,170)	Sept. 2011	$64,437	$—
Euro-Bobl, 5-year	(28)	(4,733,637)	Sept. 2011	—	(24,991)
Euro-Bund, 10-year	325	59,138,553	Sept. 2011	—	(624,637)
Japanese Government Bond, 10-year	25	43,798,522	Sept. 2011	151,532	—
United Kingdom Short GILT, 2-year	(175)	(30,184,714)	Sept. 2011	25,133	—
U.S. Treasury Long Bond, 20-year	(43)	(5,290,344)	Sept. 2011	70,483	—
U.S. Treasury Note, 2-year	(661)	(144,986,219)	Oct. 2011	57,018	—
U.S. Treasury Note, 5-year	523	62,339,147	Oct. 2011	—	(619,608)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  87

Portfolio of Investments (continued)

Columbia VP – Global Bond Fund

Futures Contracts Outstanding at June 30, 2011 (continued)

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
U.S. Treasury Note, 10-year	(539)	$(65,934,862)	Sept. 2011	$98,384	$—
U.S. Treasury Ultra Bond, 30-year	1	126,250	Sept. 2011	—	(3,502)

Total				$466,987	$(1,272,738)

Forward Foreign Currency Exchange Contracts Open at June 30, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
Barclays Bank PLC	July 11, 2011	6,643,000		7,454,028		$146,714	$—
		(GBP	)	(EUR	)

UBS Securities	July 11, 2011	17,688,000		14,407,407		—	(240,978)
		(NZD	)	(USD	)

HSBC Securities (USA), Inc.	July 12, 2011	20,386,534		19,909,000		252,577	—
		(USD	)	(CAD	)

Citigroup Global Markets, Inc.	July 19, 2011	8,597,817		9,350,000,000		151,903	—
		(USD	)	(KRW	)

Citigroup Global Markets, Inc.	July 19, 2011	4,315,511		13,035,000		—	(3,264)
		(USD	)	(MYR	)

Standard Chartered Bank	July 20, 2011	20,213,218		908,382,000		50,604	—
		(USD	)	(INR	)

HSBC Securities (USA), Inc.	July 22, 2011	12,761,000		13,403,644		—	(252,797)
		(AUD	)	(USD	)

State Street Bank & Trust Company	July 22, 2011	32,506,000		46,017,968		—	(1,097,568)
		(EUR	)	(USD	)

Citigroup Global Markets, Inc.	July 22, 2011	240,138,000		8,529,142		—	(54,971)
		(RUB	)	(USD	)

State Street Bank & Trust Company	July 22, 2011	27,991,000		16,975,251		—	(215,466)
		(TRY	)	(USD	)

Standard Chartered Bank	July 22, 2011	493,767,000		17,085,363		—	(108,039)
		(TWD	)	(USD	)

Barclays Bank PLC	July 22, 2011	17,076,565		27,121,000		229,729	—
		(USD	)	(BRL	)

Citigroup Global Markets, Inc.	July 22, 2011	8,523,060		384,390,000		48,554	—
		(USD	)	(INR	)

Standard Chartered Bank	July 22, 2011	17,105,128		18,494,920,000		199,089	—
		(USD	)	(KRW	)

Barclays Bank PLC	August 1, 2011	4,106,273		2,568,000		13,831	—
		(USD	)	(GBP	)

HSBC Securities (USA), Inc.	August 3, 2011	80,101,000		96,107,168		817,466	—
		(CHF	)	(USD	)

Goldman, Sachs & Co.	August 3, 2011	27,044,000		38,535,131		—	(650,034)
		(EUR	)	(USD	)

Barclays Bank PLC	August 3, 2011	4,659,296,000		57,623,904		—	(260,329)
		(JPY	)	(USD	)

J.P. Morgan Securities, Inc.	August 3, 2011	38,309,589		36,845,000		1,058,919	—
		(USD	)	(AUD	)

HSBC Securities (USA), Inc.	August 3, 2011	96,154,898		527,150,000		1,374,474	—
		(USD	)	(NOK	)

Barclays Bank PLC	August 3, 2011	57,595,149		71,708,000		1,695,020	—
		(USD	)	(NZD	)

The accompanying Notes to Financial Statements are an integral part of this statement.

88  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Bond Fund

Futures Contracts Outstanding at June 30, 2011 (continued)

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
J.P. Morgan Securities, Inc.	August 4, 2011	26,615,893		2,160,585,000		$226,023	$—
		(USD	)	(JPY	)

J.P. Morgan Securities, Inc.	August 5, 2011	9,861,482		116,970,000		100,940	—
		(USD	)	(MXN	)

Goldman, Sachs & Co.	August 10, 2011	2,273,000		2,361,192		—	(65,216)
		(AUD	)	(USD	)

Goldman, Sachs & Co.	August 10, 2011	1,404,000		1,421,542		—	(32,850)
		(CAD	)	(USD	)

Goldman, Sachs & Co.	August 10, 2011	5,993,000		8,549,434		—	(132,252)
		(EUR	)	(USD	)

Goldman, Sachs & Co.	August 10, 2011	2,669,000		4,269,039		—	(12,610)
		(GPB	)	(USD	)

Goldman, Sachs & Co.	August 10, 2011	12,983,000		2,367,579		—	(33,276)
		(NOK	)	(USD	)

Goldman, Sachs & Co.	August 10, 2011	2,948,000		2,367,362		—	(68,918)
		(NZD	)	(USD	)

Goldman, Sachs & Co.	August 10, 2011	15,306,000		2,370,175		—	(44,447)
		(SEK	)	(USD	)

Total						$6,365,843	$(3,273,015)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 61.63% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $142,918,787 or 8.32% of net assets.

(d)	At June 30, 2011, security was partially or fully on loan.

(e)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	At June 30, 2011, investments in securities included securities valued at $2,296,412 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	Zero coupon bond.

(j)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(k)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$67,602,669	$157,963,779	$(163,523,544)	$—	$62,042,904	$67,461	$62,042,904

(l)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  89

Portfolio of Investments (continued)

Columbia VP – Global Bond Fund

Notes to Portfolio of Investments (continued)

greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co (0.100%)
Security Description	Value(a)
Fannie Mae Interest Strip	$53,170
Fannie Mae Pool	1,990,066
Fannie Mae Principal Strip	148,588
Fannie Mae REMICS	117,596
Federal Home Loan Banks	44,317
Federal National Mortgage Association	136,190
Freddie Mac Non Gold Pool	937,411
Freddie Mac REMICS	597,172
Ginnie Mae II Pool	344,833
Government National Mortgage Association	84,370
United States Treasury Note/Bond	646,287

Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$531,788
Ginnie Mae I Pool	13,061,706
Government National Mortgage Association	1,706,506

Total Market Value of Collateral Securities	$15,300,000

Nomura Securities (0.100%)
Security Description	Value
Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$9,367,479

Total Market Value of Collateral Securities	$9,367,479

(m)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2011.
Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only
PIK	Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

90  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Bond Fund

Currency Legend

AUD	Australian Dollar
VRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringts
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUV	Russian Rouble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  91

Portfolio of Investments (continued)

Columbia VP – Global Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

92  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes
Life Insurance	$—	$3,345,768	$4,900,317	$8,246,085
All Other Industries	—	497,709,075		497,709,075
Residential Mortgage-Backed Securities — Agency	—	75,762,227	—	75,762,227
Residential Mortgage-Backed Securities — Non-Agency	—	6,732,869	—	6,732,869
Commercial Mortgage-Backed Securities — Agency	—	498,755	—	498,755
Commercial Mortgage-Backed Securities — Non-Agency	—	43,356,550	—	43,356,550
Asset-Backed Securities — Non-Agency	—	15,727,933	—	15,727,933
Inflation-Indexed Bonds	—	14,319,944	—	14,319,944
U.S. Treasury Obligations	8,430,329	—	—	8,430,329
U.S. Government & Agency Obligations	—	5,847,554	—	5,847,554
Foreign Government Obligations	—	913,695,728	—	913,695,728

Total Bonds	8,430,329	1,576,996,403	4,900,317	1,590,327,049

Other
Affiliated Money Market Fund(c)	62,042,904	—	—	62,042,904
Investments of Cash Collateral Received for Securities on Loan	5,000,000	37,183,762	—	42,183,762

Total Other	67,042,904	37,183,762	—	104,226,666

Investments in Securities	75,473,233	1,614,180,165	4,900,317	1,694,553,715
Derivatives(d)
Assets
Futures Contracts	466,987	—	—	466,987
Forward Foreign Currency Exchange Contracts	—	6,365,843	—	6,365,843
Liabilities
Futures Contracts	(1,272,738)	—	—	(1,272,738)
Forward Foreign Currency Exchange Contracts	—	(3,273,015)	—	(3,273,015)

Total	$74,667,482	$1,617,272,993	$4,900,317	$1,696,840,792

•	The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

•	Certain Corporate Bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  93

Portfolio of Investments (continued)

Columbia VP – Global Bond Fund

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Bonds
& Notes
Balance as of December 31, 2010	$4,818,630
Accrued discounts/premiums	210,211
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(128,524)
Sales	—
Purchases
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2011	$4,900,317

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $(128,524) which is comprised of Corporate Bonds & Notes.

Transfers in and/or out of Level 3 are determined based on the fair value at the begining of the period for security portions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

94  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia VP – Global Inflation Protected Securities Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount		Value

Corporate Bonds & Notes 1.7%

AUSTRALIA (0.1%)
Woodside Finance Ltd.(a)(b)
11/10/14	4.500%		$1,400,000	$1,501,235

BELGIUM (0.1%)
Anheuser-Busch InBev Worldwide, Inc.(b)
11/15/14	5.375%		1,900,000	2,121,798

CANADA (0.1%)
Rogers Communications, Inc.(b)
08/15/18	6.800%		2,400,000	2,835,179

FRANCE (0.4%)
BNP Paribas Home Loan Covered Bonds SA(a)(b)(c)
11/02/15	2.200%		5,935,000	5,799,896
Cie de Financement Foncier(a)(b)(c)
09/16/15	2.500%		5,600,000	5,583,927

Total				11,383,823

UNITED KINGDOM (0.1%)
BSKYB Finance UK PLC(a)(b)
10/15/15	5.625%		2,500,000	2,796,792

UNITED STATES (0.9%)
AT&T, Inc. Senior Unsecured
05/15/16	2.950%		2,650,000	2,683,878
CenterPoint Energy Houston Electric LLC
01/15/14	5.750%		2,800,000	3,098,177
Colorado Interstate Gas Co. Senior Unsecured
11/15/15	6.800%		1,080,000	1,257,629
Comcast Corp.
02/15/18	5.875%		2,100,000	2,355,312
Enterprise Products Operating LLC
02/01/16	3.200%		1,318,000	1,338,859
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%		2,000,000	2,293,608
Nevada Power Co.
01/15/15	5.875%		2,450,000	2,744,299
TCM Sub LLC(a)
01/15/15	3.550%		2,100,000	2,201,718
Time Warner Cable, Inc.
07/01/18	6.750%		2,180,000	2,528,131
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
06/15/18	6.050%		1,397,000	1,581,893
UnitedHealth Group, Inc. Senior Unsecured
08/15/14	5.000%		2,200,000	2,411,347
Waste Management, Inc.
03/11/15	6.375%		2,370,000	2,711,842

Total				27,206,693

Total Corporate Bonds & Notes
(Cost: $47,818,159)				$47,845,520

Residential Mortgage-Backed Securities – Non-Agency 0.8%

UNITED STATES (0.8%)
Castle Peak Loan Trust CMO Series 2010-NPL1 Class A(a)(d)
12/25/50	7.750%		$4,245,988	$4,245,988
JP Morgan Mortgage Trust CMO Series 2007-A1 Class 1A1(d)(e)
07/25/35	2.968%		9,708,137	9,190,528
Morgan Stanley Reremic Trust CMO Series 2010-R9 Class 3A(a)(d)
11/26/36	3.250%		4,773,630	4,692,770
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1(d)(e)
02/25/34	6.919%		3,917,537	4,245,999

Total				22,375,285

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $22,580,640)				$22,375,285

Commercial Mortgage-Backed Securities – Non-Agency 2.9%

UNITED STATES (2.9%)
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4(d)(e)
02/13/42	4.933%		$6,125,000	$6,562,759
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4(d)(e)
12/10/49	6.008%		3,200,000	3,514,817
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(d)
07/10/39	4.751%		1,500,000	1,598,919
Greenwich Capital Commercial Funding Corp.(c)(d) Series 2007-GG9 Class A2
03/10/39	5.381%		1,053,545	1,071,784
Series 2007-GG9 Class A4
03/10/39	5.444%		15,910,000	17,066,593
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class ASB(d)
02/12/51	5.688%		4,500,000	4,788,259
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3(d)(e)
09/15/45	5.866%		10,425,000	11,312,252
Morgan Stanley Capital I(a)(d)(e) Series 2011-C1 Class A4
09/15/47	5.033%		3,250,000	3,389,181
Morgan Stanley Capital I (d) Series 2007-IQ16 Class A4
12/12/49	5.809%		6,500,000	7,132,422
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(a)(d)(e)
08/15/45	5.992%		20,903,000	22,875,213

Total				79,312,199

Total Commercial Mortgage-Backed Securities – Non-Agency
(Cost: $77,599,197)				$79,312,199

Asset-Backed Securities – Non-Agency 0.1%

UNITED STATES (0.1%)
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(e)
05/25/36	0.286%		$2,632,070	$2,570,701
Structured Asset Securities Corp. CMO Series 2006-NC1 Class A6(e)
05/25/36	0.236%		536,325	529,625

Total				3,100,326

Total Asset-Backed Securities – Non-Agency
(Cost: $3,061,009)				$3,100,326

Inflation-Indexed Bonds 92.7%(f)

AUSTRALIA (2.7%)
Australia Government Index-Linked Bond(b) Senior Unsecured
08/20/15	4.000%	AUD	11,914,440	$22,045,547
08/20/20	4.000%	AUD	16,083,308	29,060,689
09/20/25	3.000%	AUD	7,993,120	9,554,623
New South Wales Treasury Corp.(b)
11/20/25	2.750%	AUD	12,457,125	14,405,828

Total				75,066,687

CANADA (2.6%)
Canadian Government Bond(b)
12/01/26	4.250%	CAD	34,179,585	52,737,294
12/01/31	4.000%	CAD	9,175,810	14,833,266
12/01/44	1.500%	CAD	4,144,880	4,822,881

Total				72,393,441

FRANCE (10.3%)
France Government Bond OAT(b)
07/25/29	3.400%	EUR	6,078,850	11,460,755
07/25/32	3.150%	EUR	13,670,050	25,102,126
07/25/40	1.800%	EUR	15,856,128	24,011,926
07/25/23	2.100%	EUR	6,931,990	11,097,547
07/25/22	1.100%	EUR	7,300,650	10,329,964
07/25/12	3.000%	EUR	8,243,980	12,361,225
07/25/20	2.250%	EUR	64,937,174	102,940,016
07/25/15	1.600%	EUR	45,410,385	68,547,836
07/25/17	1.000%	EUR	11,001,000	16,253,073
07/25/27	1.850%	EUR	2,569,475	3,867,275

Total				285,971,743

GERMANY (0.2%)
Deutsche Bundesrepublik Inflation-Linked Bond(b)
04/15/16	1.500%	EUR	4,749,035	7,196,628

GREECE (0.8%)
Hellenic Republic Government Inflation-Linked Bond(b)
07/25/30	2.300%	EUR	14,314,560	7,658,003
07/25/25	2.900%	EUR	26,151,400	14,312,940

Total				21,970,943

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  95

Portfolio of Investments (continued)

Columbia VP – Global Inflation Protected Securities Fund

	Coupon	Principal
Issuer	Rate	Amount		Value

Inflation-Indexed Bonds (continued)
ITALY (7.7%)
Italy Buoni Poliennali Del Tesoro(b)
09/15/21	2.100%	EUR	4,687,425	$6,354,351
09/15/12	1.850%	EUR	8,605,733	12,627,912
09/15/41	2.550%	EUR	8,356,800	10,684,498
09/15/17	2.100%	EUR	63,692,940	90,348,449
09/15/14	2.150%	EUR	28,395,796	41,434,696
09/15/35	2.350%	EUR	17,412,804	22,395,373
09/15/23	2.600%	EUR	21,953,400	30,752,536

Total				214,597,815

SWEDEN (1.8%)
Sweden Government Bond(b)
12/01/15	3.500%	SEK	50,000,000	10,802,030
Sweden Government Inflation-Linked Bond(b)
12/01/20	4.000%	SEK	80,400,000	20,634,500
12/01/28	3.500%	SEK	68,930,000	18,225,606

Total				49,662,136

UNITED KINGDOM (22.4%)
United Kingdom Gilt Inflation-Linked(b)
08/16/13	2.500%	GBP	10,750,000	49,490,869
11/22/55	1.250%	GBP	16,581,528	34,664,228
11/22/27	1.250%	GBP	19,561,662	33,999,355
03/22/40	0.625%	GBP	18,182,136	29,161,795
11/22/37	1.125%	GBP	41,770,775	75,104,938
11/22/47	0.750%	GBP	12,632,256	21,751,018
07/22/30	4.125%	GBP	13,450,000	60,332,361
07/26/16	2.500%	GBP	20,710,000	109,830,089
04/16/20	2.500%	GBP	21,990,000	118,162,298
07/17/24	2.500%	GBP	6,900,000	32,315,511
11/22/42	0.625%	GBP	4,742,642	7,715,422
03/22/50	0.500%	GBP	14,604,863	23,321,054
11/22/17	1.250%	GBP	6,266,975	11,806,330
11/22/22	1.875%	GBP	6,653,020	11,550,947
11/22/32	1.250%	GBP	2,158,460	3,850,861

Total				623,057,076

UNITED STATES (44.2%)
U.S. Treasury Inflation-Indexed Bond
04/15/29	3.875%		$28,724,010	39,366,960
01/15/27	2.375%		48,056,931	54,811,690
07/15/17	2.625%		28,750,645	33,452,169
01/15/18	1.625%		16,314,616	17,944,832
01/15/19	2.125%		36,153,141	41,088,028
07/15/19	1.875%		3,159,330	3,534,003
04/15/15	0.500%		38,390,830	40,048,935
02/15/41	2.125%		57,243,543	62,207,558
U.S. Treasury Inflation-Indexed Bond(c)
01/15/25	2.375%		77,419,210	89,003,099
01/15/26	2.000%		5,437,968	5,943,140
01/15/28	1.750%		15,563,285	16,289,005
01/15/29	2.500%		125,258,276	145,507,661
01/15/14	2.000%		90,235,360	97,235,293
07/15/14	2.000%		63,223,700	68,963,444
07/15/15	1.875%		72,944,862	80,450,484
01/15/16	2.000%		26,963,258	29,973,740
07/15/16	2.500%		53,166,283	60,854,733
01/15/17	2.375%		30,149,870	34,401,803
07/15/18	1.375%		22,940,500	24,913,614
04/15/14	1.250%		59,499,440	63,134,180
07/15/20	1.250%		83,386,978	88,226,567
01/15/21	1.125%		95,564,793	99,244,400
01/15/20	1.375%		12,737,795	13,662,319
04/15/16	$0.125%		$17,317,900	$17,712,728

Total				1,227,970,385

Total Inflation-Indexed Bonds
(Cost: $2,493,944,112)				$2,577,886,854

Foreign Government Obligations 2.0%(f)

BRAZIL (0.3%)
Brazil Notas do Tesouro Nacional(b)
01/01/13	10.000%	BRL	12,660,000	$7,832,637

MEXICO (1.7%)
Mexican Bonos(b)
12/17/15	8.000%	MXN	50,723,000	46,454,011

Total Foreign Government Obligations
(Cost: $47,348,403)				$54,286,648

	Shares	Value

Money Market Fund 0.8%

Columbia Short-Term Cash Fund, 0.166%(g)(h)	22,498,886	$22,498,886

Total Money Market Fund
(Cost: $22,498,886)		$22,498,886

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 26.0%

Asset-Backed Commercial Paper (1.6%)
Antalis US Funding Corp.
08/09/11	0.230%	$9,996,167	$9,996,167
Cancara Asset Securitisation LLC
07/19/11	0.250%	4,996,875	4,996,875
07/13/11	0.150%	14,998,125	14,998,125
Rhein-Main Securitisation Ltd.
09/06/11	0.430%	9,989,847	9,989,847
Versailles Commercial Paper LLC
08/17/11	0.310%	4,996,039	4,996,039

Total			44,977,053

Certificates of Deposit (15.8%)
Australia and New Zealand Bank Group, Ltd.
07/25/11	0.190%	15,000,000	15,000,000
Banco Popular Caisse d’Epargne
07/28/11	0.550%	5,000,000	5,000,000
Bank of America, National Association
10/03/11	0.350%	20,000,000	20,000,000
Barclays Bank PLC
08/19/11	0.330%	5,000,000	5,000,000
09/13/11	0.310%	10,000,000	10,000,000
Commerzbank AG
07/27/11	0.180%	12,000,000	12,000,000
Credit Agricole
08/23/11	0.230%	9,994,126	9,994,126
Credit Industrial et Commercial
09/14/11	0.270%	2,000,000	2,000,000
11/21/11	0.410%	15,000,000	15,000,000
Credit Suisse
10/25/11	0.236%	12,000,000	12,000,000
DZ Bank AG
07/27/11	0.150%	17,000,000	17,000,000
Den Danske Bank
07/26/11	0.230%	14,994,156	14,994,156
Deutsche Bank AG
07/08/11	0.260%	15,000,000	15,000,000
Development Bank of Singapore Ltd.
07/18/11	0.180%	10,000,000	10,000,000
08/09/11	0.300%	10,000,000	10,000,000
Erste Bank der Oesterreichische
08/02/11	0.240%	15,000,138	15,000,138
Erste Bank der Oesterreichischen Sparkassen AG
07/25/11	0.240%	20,000,000	20,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	10,000,000	10,000,000
08/12/11	0.300%	5,000,000	5,000,000
KBC Bank NV
07/05/11	0.300%	15,000,000	15,000,000
07/14/11	0.280%	5,000,000	5,000,000
07/27/11	0.280%	14,000,000	14,000,000
La Banque Postale
09/20/11	0.380%	15,000,000	15,000,000
Landesbank Hessen Thuringen
07/05/11	0.240%	4,998,900	4,998,900
07/27/11	0.217%	20,000,042	20,000,042
Lloyds Bank PLC
10/03/11	0.260%	16,000,000	16,000,000
N.V. Bank Nederlandse Gemeenten
07/27/11	0.270%	10,000,000	10,000,000
08/05/11	0.260%	10,000,000	10,000,000
National Australia Bank
11/18/11	0.211%	11,999,948	11,999,948
National Bank of Canada
10/07/11	0.240%	15,000,000	15,000,000
11/18/11	0.186%	8,000,000	8,000,000
Nationwide Building Society
08/24/11	0.250%	9,993,615	9,993,615
Natixis
09/07/11	0.544%	15,000,000	15,000,000
Societe Generale
09/23/11	0.411%	20,000,000	20,000,000
Swedbank AB
08/05/11	0.240%	5,000,000	5,000,000
Union Bank of Switzerland
08/15/11	0.287%	8,000,000	8,000,000
11/14/11	0.224%	3,000,000	3,000,000
United Overseas Bank Ltd.
08/26/11	0.300%	10,000,000	10,000,000

Total			438,980,925

Commercial Paper (1.4%)
Danske Corp.
08/08/11	0.240%	4,998,133	4,998,133
Macquarie Bank Ltd.
11/10/11	0.461%	5,985,970	5,985,970
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,833	4,998,833
07/18/11	0.210%	12,997,498	12,997,498

The accompanying Notes to Financial Statements are an integral part of this statement.

96  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Inflation Protected Securities Fund

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (cont.)
Westpac Securities NZ Ltd.
09/02/11	0.290%	$10,000,000	$10,000,000

Total			38,980,434

Money Market Fund (3.6%)
JPMorgan Prime Money Market Fund, 0.010%(g)		100,000,000	100,000,000

Other Short-Term Obligations (0.6%)
The Goldman Sachs Group, Inc.
08/08/11	0.300%	15,000,000	15,000,000

Repurchase Agreements (3.0%)
Deutsche Bank AG dated 06/24/2011, matures 07/01/2011, repurchase price $10,000,011(i)
	0.040%	10,000,000	10,000,000
MF Global Holdings Ltd. dated 06/30/2011, matures 07/01/2011, repurchase price $25,000,104(i)
	0.150%	25,000,000	25,000,000
Mizuho Securities USA, Inc. dated 06/30/2011, matures 07/01/2011, repurchase price $15,000,050(i)
	0.120%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 06/30/2011, matures 07/01/2011, repurchase price $25,000,021(i)
	0.030%	25,000,000	25,000,000
RBS Securities, Inc. dated 06/30/2011, matures 07/01/2011, repurchase price $9,451,462(i)
	0.080%	9,451,441	9,451,441

Total			84,451,441

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $722,389,853)			$722,389,853

Total Investments
(Cost: $3,437,240,259)			$3,529,695,571
Other Assets & Liabilities, Net			(750,202,547)

Net Assets			$2,779,493,024

Investments in Derivatives

At June 30, 2011, $1,889,427 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at June 30, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
Euro-Bund, 10-year	208	$37,848,674	Sept. 2011	$205,926	$—
Euro-Schatz, 2-year	(750)	(116,978,135)	Sept. 2011	—	(328,660)
United Kingdom Long GILT, 10-year	30	5,785,046	Sept. 2011	221	—
U.S. Treasury Long Bond, 20-year	205	25,221,406	Sept. 2011	—	(352,522)
U.S. Treasury Note, 2-year	(259)	(56,810,031)	Oct. 2011	116,973	—
U.S. Treasury Note, 5-year	(1,857)	(221,345,691)	Oct. 2011	—	(320,956)
U.S. Treasury Note, 10-year	206	12,966,782	Sept. 2011	—	(77,965)

Total				$323,120	$(1,080,103)

Forward Foreign Currency Exchange Contracts Open at June 30, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
Barclys Bank PLC	July 12, 2011	44,375,000		45,398,138		$—	$(604,200)
		(CAD	)	(USD	)

Goldman Sachs & Co.	July 14, 2011	50,887,000		73,774,955		275	—
		(EUR	)	(USD	)

Goldman Sachs & Co.	July 14, 2011	192,646,000		315,236,282		6,084,169	—
		(GBP	)	(USD	)

HSBC Securities (USA), Inc.	July 14, 2011	190,290,000		311,476,187		6,104,907	—
		(GBP	)	(USD	)

HSBC Securities (USA), Inc.	July 14, 2011	7,614,000		12,192,489		—	(27,608)
		(GBP	)	(USD	)

Citigroup Global Markets Inc.	July 19, 2011	13,840,202		15,047,530,000		241,261	—
		(USD	)	(KRW	)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  97

Portfolio of Investments (continued)

Columbia VP – Global Inflation Protected Securities Fund

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
HSBC Securities (USA), Inc.	July 22, 2011	50,084,000		52,606,230		$—	$(992,170)
		(AUD	)	(USD	)

State Street Bank & Trust Company	July 22, 2011	317,960,000		449,525,489		—	(11,338,871)
		(EUR	)	(USD	)

Barclys Bank PLC	July 25, 2011	143,442,000		22,334,057		—	(316,818)
		(SEK	)	(USD	)

J.P. Morgan Securities, Inc.	Aug. 04, 2011	3,325,758,000		40,969,468		—	(347,915)
		(JPY	)	(USD	)

Total						$12,430,612	$(13,627,582)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $53,086,720 or 1.91% of net assets.

(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 51.26% of net assets.

(c)	At June 30, 2011, security was partially or fully on loan.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(h)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$12,386,908	$317,402,111	$(307,290,133)	$—	$22,498,886	$24,642	$22,498,886

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.040%)
Security Description	Value
Fannie Mae Pool	$9,494,439
Freddie Mac Non Gold Pool	705,561

Total Market Value of Collateral Securities	$10,200,000

MF Global Holdings Ltd. (0.150%)
Security Description	Value
Fannie Mae Pool	$17,344,226
Fannie Mae REMICS	468,561
Freddie Mac Gold Pool	24,337
Freddie Mac Non Gold Pool	287,781
Freddie Mac REMICS	348,862
Ginnie Mae I Pool	2,797,280
Ginnie Mae II Pool	3,151,574
Government National Mortgage Association	1,077,532

Total Market Value of Collateral Securities	$25,500,153

The accompanying Notes to Financial Statements are an integral part of this statement.

98  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Inflation Protected Securities Fund

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$531,788
Ginnie Mae I Pool	13,061,706
Government National Mortgage Association	1,706,506

Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.030%)
Security Description	Value
Fannie Mae Interest Strip	$579,725
Fannie Mae REMICS	14,170,163
Federal Farm Credit Bank	1,836,725
Freddie Mac REMICS	4,183,387
Government National Mortgage Association	4,730,021

Total Market Value of Collateral Securities	$25,500,021

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$9,640,512

Total Market Value of Collateral Securities	$9,640,512

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  99

Portfolio of Investments (continued)

Columbia VP – Global Inflation Protected Securities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

100  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Inflation Protected Securities Fund

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$47,845,520	$—	$47,845,520
Residential Mortgage-Backed Securities — Non-Agency	—	18,129,297	4,245,988	22,375,285
Commercial Mortgage-Backed Securities — Non-Agency	—	79,312,199	—	79,312,199
Asset-Backed Securities — Non-Agency	—	3,100,326	—	3,100,326
Inflation-Indexed Bonds	—	2,577,886,854	—	2,577,886,854
Foreign Government Obligations	—	54,286,648	—	54,286,648

Total Bonds	—	2,780,560,844	4,245,988	2,784,806,832

Other
Affiliated Money Market Fund(c)	22,498,886	—	—	22,498,886
Investments of Cash Collateral Received for Securities on Loan	100,000,000	622,389,853	—	722,389,853

Total Other	122,498,886	622,389,853	—	744,888,739

Investments in Securities	122,498,886	3,402,950,697	4,245,988	3,529,695,571
Derivatives(d)
Assets
Futures Contracts	323,120	—	—	323,120
Forward Foreign Currency Exchange Contracts	—	12,430,612	—	12,430,612
Liabilities
Futures Contracts	(1,080,103)	—	—	(1,080,103)
Forward Foreign Currency Exchange Contracts	—	(13,627,582)	—	(13,627,582)

Total	$121,741,903	$3,401,753,727	$4,245,988	$3,527,741,618

•	The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which as security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

•	Certain Residential Mortgage-Backed Non-Agency Bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Asset-Backed
	Securities-Non-Agency	Securities-Non-Agency	Total
Balance as of December 31, 2010	$—	$1,440,331	$1,440,331
Accrued discounts/premiums	—	266	266
Realized gain (loss)	2,809	1,878	4,687
Change in unrealized appreciation (depreciation)*	5,308	(15,776)	(10,468)
Sales	(2,247,568)	(1,426,699)	(3,674,267)
Purchases	6,485,439	—	6,485,439
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of June 30, 2011	$4,245,988	$—	$4,245,988

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $5,308, which is comprised of Residential Mortgage-Backed Securities-Non-Agency.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  101

Portfolio of Investments (continued)

Columbia VP – Global Inflation Protected Securities Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

102  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia VP – High Yield Bond Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes 94.0%

Aerospace & Defense (2.6%)
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$4,305,000	$4,552,537
Ducommun, Inc. Senior Notes(a)
07/15/18	9.750%	458,000	468,878
Huntington Ingalls Industries, Inc.(a)
03/15/18	6.875%	1,402,000	1,437,050
03/15/21	7.125%	755,000	781,425
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	2,295,000	2,421,225
Kratos Defense & Security Solutions, Inc. (a) Senior Secured
06/01/17	10.000%	3,048,000	3,215,640
Oshkosh Corp.
03/01/17	8.250%	1,529,000	1,639,852
03/01/20	8.500%	1,710,000	1,851,075
TransDigm, Inc.(a)
12/15/18	7.750%	989,000	1,038,450

Total			17,406,132

Automotive (2.8%)
Accuride Corp. Senior Secured(b)
08/01/18	9.500%	645,000	690,150
Allison Transmission, Inc.(a)(b)
05/15/19	7.125%	1,230,000	1,196,175
Chrysler Group LLC/Co-Issuer, Inc. (a)(b) Senior Secured
06/15/19	8.000%	756,000	738,990
06/15/21	8.250%	2,144,000	2,106,480
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	515,000	511,137
02/15/21	6.750%	3,390,000	3,356,100
Delphi Corp. (a) Senior Notes
05/15/19	5.875%	873,000	864,270
Delphi Corp. (a)(b) Senior Notes
05/15/21	6.125%	582,000	579,090
International Automotive Components Group SL Senior Secured(a)(c)
06/01/18	9.125%	487,000	497,958
Lear Corp.
03/15/18	7.875%	2,040,000	2,193,000
03/15/20	8.125%	2,070,000	2,240,775
Visteon Corp. Senior Notes(a)
04/15/19	6.750%	3,744,000	3,594,240

Total			18,568,365

Banking (0.1%)
Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	1,078,000	792,330

Brokerage (1.1%)
E*Trade Financial Corp. Senior Notes
06/01/16	6.750%	2,235,000	2,190,300
Senior Secured
12/01/15	7.875%	1,800,000	1,809,000
Senior Secured PIK
11/30/17	12.500%	2,330,000	2,726,100
Nuveen Investments, Inc.
11/15/15	10.500%	645,000	659,512

Total			7,384,912

Building Materials (2.5%)
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	4,521,000	4,543,605
Euramax International, Inc. Senior Secured(a)
04/01/16	9.500%	1,830,000	1,765,950
Gibraltar Industries, Inc.
12/01/15	8.000%	5,128,000	5,172,870
Interface, Inc.
12/01/18	7.625%	560,000	582,400
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,081,000	2,112,215
Norcraft Holdings LP/Capital Corp. Senior Discount Notes
09/01/12	9.750%	27,901	28,076
Nortek, Inc.(a)
04/15/21	8.500%	2,480,000	2,294,000

Total			16,499,116

Chemicals (3.7%)
CF Industries, Inc.
05/01/18	6.875%	3,033,000	3,419,707
05/01/20	7.125%	2,465,000	2,859,400
Chemtura Corp.
09/01/18	7.875%	777,000	813,908
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	5,884,000	6,119,360
Lyondell Chemical Co. Senior Secured(a)
11/01/17	8.000%	1,724,000	1,926,570
MacDermid, Inc. Senior Subordinated Notes(a)
04/15/17	9.500%	1,594,000	1,661,745
Nalco Co.(a)
01/15/19	6.625%	1,670,000	1,711,750
Nova Chemicals Corp. Senior Unsecured(c)
11/01/19	8.625%	1,780,000	1,982,475
Polypore International, Inc.
11/15/17	7.500%	1,920,000	2,030,400
Reichhold Industries, Inc. Senior Notes(a)
08/15/14	9.000%	2,320,000	2,082,200

Total			24,607,515

Construction Machinery (3.1%)
Case New Holland, Inc. Senior Notes(a)
12/01/17	7.875%	4,081,000	4,499,302
Columbus McKinnon Corp.
02/01/19	7.875%	674,000	684,110
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	2,748,000	2,995,320
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	2,536,000	2,409,200
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	1,025,000	1,019,875
United Rentals North America, Inc.
12/15/19	9.250%	3,688,000	4,038,360
United Rentals North America, Inc.(b)
09/15/20	8.375%	3,017,000	3,054,713
Xerium Technologies, Inc.(a)
06/15/18	8.875%	1,495,000	1,495,000

Total			20,195,880

Consumer Cyclical Services (0.7%)
Garda World Security Corp. Senior Unsecured(a)(c)
03/15/17	9.750%	2,395,000	2,574,625
West Corp.(a)(b)
01/15/19	7.875%	1,962,000	1,912,950

Total			4,487,575

Consumer Products (1.8%)
Central Garden and Pet Co.
03/01/18	8.250%	2,936,000	3,031,420
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	1,570,000	1,703,450
NBTY, Inc.(a)
10/01/18	9.000%	133,000	140,315
Sealy Mattress Co.(b)
06/15/14	8.250%	1,265,000	1,268,162
Spectrum Brands Holdings, Inc. Senior Secured(a)
06/15/18	9.500%	3,531,000	3,919,410
Visant Corp.
10/01/17	10.000%	1,738,000	1,798,830

Total			11,861,587

Diversified Manufacturing (1.5%)
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	2,451,000	2,585,805
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	2,154,000	2,337,090
Tomkins LLC/Inc. Secured(a)
10/01/18	9.000%	1,002,000	1,082,160
WireCo WorldGroup Senior Unsecured(a)
05/15/17	9.750%	3,839,000	4,050,145

Total			10,055,200

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  103

Portfolio of Investments (continued)

Columbia VP – High Yield Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Electric (2.4%)
AES Corp. (The) Senior Notes(a)(b)
07/01/21	7.375%	$2,122,000	$2,153,830
Calpine Corp. Senior Secured(a)
02/15/21	7.500%	2,550,000	2,607,375
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	2,934,000	2,376,540
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	2,388,000	2,546,706
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	1,559,000	1,621,360
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	2,158,909	2,212,882
NRG Energy, Inc.
01/15/17	7.375%	1,686,000	1,766,085
Texas Competitive Electric Holdings Co. LLC/Finance, Inc. Senior Secured(a)
10/01/20	11.500%	824,000	811,640

Total			16,096,418

Entertainment (1.8%)
AMC Entertainment, Inc.
06/01/19	8.750%	898,000	947,390
AMC Entertainment, Inc.(a)
12/01/20	9.750%	2,125,000	2,172,812
National CineMedia LLC Senior Notes(a)(d)
07/15/21	7.875%	1,615,000	1,641,244
Regal Cinemas Corp.
07/15/19	8.625%	1,845,000	1,937,250
Speedway Motorsports, Inc.
06/01/16	8.750%	2,920,000	3,160,900
02/01/19	6.750%	59,000	58,853
United Artists Theatre Circuit, Inc. (e)(f) 1995-A Pass-Through Certificates
07/01/15	9.300%	1,198,628	1,201,624
07/01/15	9.300%	390,926	391,904

Total			11,511,977

Food and Beverage (0.6%)
ARAMARK Holdings Corp. Senior Notes PIK(a)(b)
05/01/16	8.625%	1,518,000	1,544,565
Cott Beverages, Inc.
11/15/17	8.375%	205,000	214,738
09/01/18	8.125%	898,000	940,655
Darling International, Inc.(a)
12/15/18	8.500%	410,000	442,800
Dean Foods Co. Senior Notes(a)(b)
12/15/18	9.750%	915,000	972,187

Total			4,114,945

Gaming (4.4%)
Boyd Gaming Corp. Senior Notes(a)(b)
12/01/18	9.125%	2,110,000	2,162,750
Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	1,028,000	1,134,655
Caesars Entertainment Operating Co., Inc. (b) Secured
12/15/18	10.000%	3,575,000	3,226,438
MGM Resorts International Senior Secured
03/15/20	9.000%	1,690,000	1,850,550
MGM Resorts International(b)
06/01/16	7.500%	1,122,000	1,065,900
Senior Secured
03/01/18	11.375%	3,254,000	3,652,615
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	572,000	622,050
San Pasqual Casino(a)
09/15/13	8.000%	630,000	623,700
Seminole Indian Tribe of Florida(a)
10/01/20	7.804%	905,000	889,434
Senior Secured
10/01/20	6.535%	3,265,000	3,092,706
Seneca Gaming Corp.(a)
12/01/18	8.250%	1,634,000	1,687,105
Shingle Springs Tribal Gaming Authority Senior Notes(a)
06/15/15	9.375%	4,780,000	3,298,200
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	5,483,000	5,469,292

Total			28,775,395

Gas Distributors (0.4%)
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	2,356,000	2,509,140

Gas Pipelines (2.3%)
El Paso Corp. Senior Unsecured
06/01/18	7.250%	130,000	147,875
09/15/20	6.500%	4,372,000	4,787,340
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	1,360,000	1,516,400
12/01/18	6.875%	2,083,000	2,150,697
07/15/21	6.500%	2,902,000	2,938,275
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	3,629,000	3,647,145

Total			15,187,732

Health Care (5.3%)
AMGH Merger Sub, Inc. Senior Secured(a)
11/01/18	9.250%	1,666,000	1,753,465
American Renal Associates Holdings, Inc. Senior Unsecured PIK(a)
03/01/16	9.750%	445,000	457,238
American Renal HoldingsCo., Inc. Senior Secured
05/15/18	8.375%	1,380,000	1,405,875
CDRT Merger Sub, Inc.(a)(b)
06/01/19	8.125%	733,000	733,000
CHS/Community Health Systems, Inc.(b)
07/15/15	8.875%	1,112,000	1,145,360
ConvaTec Healthcare E SA Senior Unsecured(a)(c)
12/15/18	10.500%	3,147,000	3,257,145
HCA, Inc. Senior Secured
04/15/19	8.500%	1,655,000	1,828,775
02/15/20	7.875%	5,930,000	6,434,050
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	1,489,000	1,537,392
Healthsouth Corp.
02/15/20	8.125%	3,435,000	3,692,625
09/15/22	7.750%	314,000	330,878
InVentiv Health, Inc.(a)
08/15/18	10.000%	3,098,000	3,051,530
Multiplan, Inc.(a)
09/01/18	9.875%	1,929,000	2,049,562
Radnet Management, Inc.
04/01/18	10.375%	385,000	393,663
STHI Holding Corp. Secured(a)
03/15/18	8.000%	686,000	696,290
Tenet Healthcare Corp. Senior Unsecured
08/01/20	8.000%	1,075,000	1,092,469
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	2,565,000	2,648,362
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/19	7.750%	1,100,000	1,113,750
WP Rocket Merger Sub, Inc. Senior Unsecured(a)
07/15/19	10.125%	1,335,000	1,348,350

Total			34,969,779

Home Construction (1.2%)
K Hovnanian Enterprises, Inc. Senior Secured(b)
10/15/16	10.625%	1,524,000	1,520,190
Shea Homes LP/Funding Corp. Senior Secured(a)
05/15/19	8.625%	2,395,000	2,359,075
William Lyon Homes, Inc.
02/15/14	7.500%	7,228,000	3,722,420

Total			7,601,685

Independent Energy (8.9%)
Brigham Exploration Co.
10/01/18	8.750%	1,520,000	1,656,800
Brigham Exploration Co.(a)(b)
06/01/19	6.875%	442,000	438,685
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	3,426,000	3,528,780
Chaparral Energy, Inc.
10/01/20	9.875%	779,000	841,320
09/01/21	8.250%	2,078,000	2,093,585
Chesapeake Energy Corp.
08/15/20	6.625%	4,955,000	5,202,750
02/15/21	6.125%	3,500,000	3,543,750
Comstock Resources, Inc.
10/15/17	8.375%	1,831,000	1,904,240
04/01/19	7.750%	548,000	552,110
Concho Resources, Inc.
10/01/17	8.625%	1,129,000	1,230,610
01/15/21	7.000%	1,582,000	1,637,370
01/15/22	6.500%	1,515,000	1,518,787
Continental Resources, Inc.
10/01/20	7.375%	610,000	648,125
04/01/21	7.125%	1,511,000	1,594,105

The accompanying Notes to Financial Statements are an integral part of this statement.

104  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia Variable Portfolio – High Yield Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (cont.)
EXCO Resources, Inc.
09/15/18	7.500%	$3,846,000	$3,740,235
Goodrich Petroleum Corp.(a)
03/15/19	8.875%	1,402,000	1,402,000
Laredo Petroleum, Inc. Senior Notes(a)
02/15/19	9.500%	3,741,000	3,946,755
Linn Energy LLC/Finance Corp.(a)
05/15/19	6.500%	2,893,000	2,864,070
MEG Energy Corp.(a)(c)
03/15/21	6.500%	2,000,000	2,010,000
Oasis Petroleum, Inc. Senior Unsecured(a)
02/01/19	7.250%	1,025,000	1,004,500
Petrohawk Energy Corp.
08/15/18	7.250%	3,462,000	3,552,877
Petrohawk Energy Corp.(a)
06/01/19	6.250%	1,335,000	1,304,963
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	2,280,000	2,405,400
Range Resources Corp.
05/15/19	8.000%	3,515,000	3,813,775
Southwestern Energy Co.
02/01/18	7.500%	3,190,000	3,628,625
Venoco, Inc.(a)(d)
02/15/19	8.875%	2,454,000	2,454,000

Total			58,518,217

Life Insurance (1.0%)
ING Groep NV(c)(g)
12/29/49	5.775%	7,076,000	6,509,920

Media Cable (3.9%)
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	1,331,000	1,407,533
01/15/19	7.000%	2,465,000	2,538,950
04/30/20	8.125%	2,764,000	2,998,940
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	1,788,000	2,015,970
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	2,378,000	2,577,157
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	2,796,000	2,907,840
DISH DBS Corp.
09/01/19	7.875%	1,540,000	1,661,275
DISH DBS Corp.(a)
06/01/21	6.750%	3,107,000	3,184,675
DISH DBS Corp.(b)
02/01/16	7.125%	1,661,000	1,752,355
Insight Communications Co., Inc. Senior Notes(a)
07/15/18	9.375%	1,435,000	1,574,912
Quebecor Media, Inc. (c) Senior Unsecured
03/15/16	7.750%	1,385,000	1,431,744
03/15/16	7.750%	1,345,000	1,390,394

Total			25,441,745

Media Non-Cable (7.0%)
AMC Networks, Inc.(a)(b)
07/15/21	7.750%	2,392,000	2,499,640
Clear Channel Communications, Inc.(a)
03/01/21	9.000%	5,093,000	4,876,547
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	939,000	1,021,163
12/15/17	9.250%	3,604,000	3,928,360
Cumulus Media, Inc.(a)(b)
05/01/19	7.750%	1,754,000	1,692,610
EH Holding Corp.(a) Senior Secured
06/15/19	6.500%	1,461,000	1,486,568
Senior Secured
06/15/21	7.625%	2,480,000	2,529,600
Entravision Communications Corp. Senior Secured
08/01/17	8.750%	606,000	627,210
Intelsat Jackson Holdings SA(a)(c)
04/01/19	7.250%	320,000	317,600
10/15/20	7.250%	2,496,000	2,477,280
04/01/21	7.500%	1,225,000	1,217,344
Intelsat Luxembourg SA(a)(c) PIK
02/04/17	11.500%	1,496,000	1,608,200
Intelsat Luxembourg SA(c) PIK
02/04/17	11.500%	1,497,000	1,609,275
Nielsen Finance LLC/Co.(a)
10/15/18	7.750%	3,096,000	3,250,800
RR Donnelley & Sons Co. Senior Unsecured
06/15/20	7.625%	1,178,000	1,164,222
RR Donnelley & Sons Co.(b) Senior Unsecured
05/15/18	7.250%	957,000	957,000
Salem Communications Corp. Secured
12/15/16	9.625%	2,107,000	2,220,251
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	2,935,000	3,213,825
Univision Communications, Inc.(a) Senior Secured
11/01/20	7.875%	2,400,000	2,460,000
Univision Communications, Inc.(a)(b)
05/15/21	8.500%	3,952,000	3,863,080
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	3,056,000	3,193,520

Total			46,214,095

Metals (5.0%)
Alpha Natural Resources, Inc.
06/01/19	6.000%	1,177,000	1,181,414
06/01/21	6.250%	1,177,000	1,179,943
Arch Coal, Inc.(a)
06/15/19	7.000%	3,127,000	3,142,635
06/15/21	7.250%	2,085,000	2,095,425
Calcipar SA Senior Secured(a)(c)
05/01/18	6.875%	2,438,000	2,444,095
Consol Energy, Inc.
04/01/17	8.000%	2,445,000	2,665,050
04/01/20	8.250%	1,699,000	1,851,910
FMG Resources August 2006 Proprietary Ltd.(a)(c)
11/01/15	7.000%	3,495,000	3,563,841
02/01/16	6.375%	1,317,000	1,313,707
02/01/18	6.875%	2,111,000	2,142,665
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	1,327,000	1,346,905
Noranda Aluminum Acquisition Corp. PIK(g)
05/15/15	4.417%	3,198,400	3,030,484
Novelis, Inc.(c)
12/15/17	8.375%	505,000	539,088
12/15/20	8.750%	2,380,000	2,570,400
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	2,286,000	2,440,305
United States Steel Corp. Senior Unsecured
02/01/18	7.000%	1,450,000	1,464,500

Total			32,972,367

Non-Captive Consumer (1.2%)
SLM Corp. Senior Notes
01/25/16	6.250%	1,293,000	1,341,488
Senior Secured
03/25/20	8.000%	2,766,000	2,970,142
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	4,059,000	3,724,132

Total			8,035,762

Non-Captive Diversified (6.4%)
Ally Financial, Inc.
03/15/20	8.000%	13,499,000	14,342,687
09/15/20	7.500%	880,000	919,600
CIT Group, Inc.(a) Secured
05/02/17	7.000%	6,665,000	6,648,338
CIT Group, Inc.(a)(b) Secured
04/01/18	6.625%	2,400,000	2,508,000
Ford Motor Credit Co. LLC Senior Unsecured
04/15/15	7.000%	3,935,000	4,250,426
05/15/18	5.000%	2,617,000	2,608,052
02/01/21	5.750%	1,886,000	1,883,678
International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	2,099,000	2,295,781
09/01/17	8.875%	2,605,000	2,858,988
05/15/19	6.250%	1,727,000	1,687,395
International Lease Finance Corp.(b) Senior Unsecured
12/15/20	8.250%	1,660,000	1,792,800

Total			41,795,745

Oil Field Services (1.5%)
Offshore Group Investments Ltd.(a)(c) Senior Secured
08/01/15	11.500%	960,000	1,031,564
Offshore Group Investments Ltd.(c) Senior Secured
08/01/15	11.500%	4,085,000	4,442,438

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  105

Portfolio of Investments (continued)

Columbia VP – High Yield Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services (cont.)
Oil States International, Inc.(a)
06/01/19	6.500%	$2,871,000	$2,885,355
Trinidad Drilling Ltd. Senior Unsecured(a)(c)
01/15/19	7.875%	1,184,000	1,230,133

Total			9,589,490

Other Industry (0.5%)
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	1,826,000	1,775,785
Chart Industries, Inc.
10/15/15	9.125%	590,000	613,600
Interline Brands, Inc.
11/15/18	7.000%	930,000	941,625

Total			3,331,010

Packaging (1.7%)
ARD Finance SA Senior Secured PIK(a)(c)
06/01/18	11.125%	589,000	592,681
Ardagh Packaging Finance PLC(a)(c)
10/15/20	9.125%	1,410,000	1,484,025
Senior Secured
10/15/17	7.375%	645,000	664,350
Graham Packaging Co. LP/GPC Capital Corp. I
10/01/18	8.250%	222,000	246,975
Greif, Inc. Senior Unsecured
08/01/19	7.750%	390,000	421,200
Reynolds Group Issuer, Inc./LLC(a)
04/15/19	9.000%	2,475,000	2,444,063
02/15/21	8.250%	2,076,000	1,941,060
Senior Secured
04/15/19	7.125%	3,136,000	3,112,480

Total			10,906,834

Paper (0.9%)
Cascades, Inc.(c)
01/15/20	7.875%	3,254,000	3,388,228
Verso Paper Holdings LLC/Inc. Secured(a)(b)
02/01/19	8.750%	3,173,000	2,823,970

Total			6,212,198

Pharmaceuticals (0.8%)
Endo Pharmaceuticals Holdings, Inc.(a)
07/15/19	7.000%	311,000	318,775
01/15/22	7.250%	1,359,000	1,379,385
Grifols, Inc. Senior Secured(a)
02/01/18	8.250%	2,386,000	2,439,685
Warner Chilcott Co./Finance LLC(a)
09/15/18	7.750%	1,321,000	1,332,559

Total			5,470,404

Refining (0.3%)
United Refining Co. Senior Secured
02/28/18	10.500%	2,236,000	2,236,000

Retailers (1.7%)
Asbury Automotive Group, Inc. Subordinated Notes(a)
11/15/20	8.375%	290,000	295,075
Ltd Brands, Inc.
04/01/21	6.625%	1,280,000	1,308,800
QVC, Inc.(a) Senior Secured
04/15/17	7.125%	1,141,000	1,203,755
10/01/19	7.500%	1,025,000	1,089,063
10/15/20	7.375%	421,000	444,155
Rite Aid Corp.(b)
06/15/17	9.500%	750,000	684,375
Senior Secured
08/15/20	8.000%	2,005,000	2,160,387
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	2,555,000	2,669,975
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%	1,365,000	1,325,756

Total			11,181,341

Technology (4.9%)
Amkor Technology, Inc.(a)(b) Senior Unsecured
06/01/21	6.625%	2,941,000	2,852,770
Amkor Technology, Inc.(b) Senior Unsecured
05/01/18	7.375%	1,521,000	1,545,716
CDW LLC/Finance Corp(a)
04/01/19	8.500%	2,549,000	2,504,393
Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,343,300
CommScope, Inc.(a)(b)
01/15/19	8.250%	585,000	602,550
First Data Corp.
09/24/15	9.875%	1,714,000	1,761,135
09/24/15	9.875%	210,000	213,150
First Data Corp.(a)
01/15/21	12.625%	3,876,000	4,147,320
Senior Secured
08/15/20	8.875%	2,605,000	2,780,837
First Data Corp.(a)(b) Senior Secured
06/15/19	7.375%	1,332,000	1,341,990
Freescale Semiconductor, Inc. Senior Secured(a)(c)
04/15/18	9.250%	1,400,000	1,508,500
Interactive Data Corp.(a)
08/01/18	10.250%	3,140,000	3,414,750
NXP BV/Funding LLC Senior Secured(a)(c)
08/01/18	9.750%	2,505,000	2,805,600
SunGard Data Systems, Inc.
11/15/18	7.375%	1,871,000	1,871,000
iGate Corp.(a)
05/01/16	9.000%	2,325,000	2,336,625

Total			32,029,636

Transportation Services (1.1%)
Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%	1,144,000	1,221,220
Hertz Corp. (The)(a)
10/15/18	7.500%	2,005,000	2,050,113
04/15/19	6.750%	1,440,000	1,425,600
Hertz Corp. (The)(a)(b)
01/15/21	7.375%	2,460,000	2,490,750

Total			7,187,683

Wireless (4.5%)
Clearwire Communications LLC/Finance, Inc.(a) Senior Secured
12/01/15	12.000%	625,000	662,500
Clearwire Communications LLC/Finance, Inc.(a)(b) Secured
12/01/17	12.000%	1,157,000	1,211,958
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	3,445,000	3,651,700
Cricket Communications, Inc.(a) Senior Notes
10/15/20	7.750%	1,202,000	1,174,955
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	1,451,000	1,436,490
MetroPCS Wireless, Inc.
09/01/18	7.875%	3,370,000	3,563,775
11/15/20	6.625%	714,000	706,860
NII Capital Corp.
04/01/21	7.625%	1,481,000	1,547,645
SBA Telecommunications, Inc.
08/15/16	8.000%	1,535,000	1,632,856
08/15/19	8.250%	1,529,000	1,636,030
Sprint Nextel Corp. Senior Unsecured(b)
08/15/17	8.375%	6,064,000	6,662,820
Wind Acquisition Finance SA(a)(c) Secured
07/15/17	11.750%	3,105,000	3,516,412
Senior Secured
02/15/18	7.250%	2,170,000	2,267,650

Total			29,671,651

Wirelines (4.4%)
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	4,321,000	4,271,607
Cincinnati Bell, Inc.
10/15/17	8.250%	1,599,000	1,606,995
10/15/20	8.375%	1,691,000	1,686,772
Frontier Communications Corp. Senior Unsecured
04/15/17	8.250%	934,000	1,015,725
04/15/20	8.500%	234,000	255,060
Frontier Communications Corp.(b) Senior Unsecured
03/15/19	7.125%	3,204,000	3,284,100
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	1,021,000	1,033,763
Level 3 Communications, Inc. Senior Unsecured(a)(b)
02/01/19	11.875%	1,575,000	1,699,031
Level 3 Escrow, Inc. Senior Unsecured(a)(b)
07/01/19	8.125%	1,842,000	1,851,210
Level 3 Financing, Inc.
02/15/17	8.750%	991,000	1,010,820
02/01/18	10.000%	1,610,000	1,728,737
Level 3 Financing, Inc.(a)
04/01/19	9.375%	795,000	828,788
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	1,793,000	1,882,650

The accompanying Notes to Financial Statements are an integral part of this statement.

106  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia Variable Portfolio – High Yield Bond Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (cont.)
PAETEC Holding Corp.(a)(b)
12/01/18	9.875%	$3,025,000	$3,134,656
Windstream Corp.
10/15/20	7.750%	1,200,000	1,257,000
Windstream Corp.(b)
09/01/18	8.125%	355,000	376,300
10/01/21	7.750%	1,820,000	1,901,900

Total			28,825,114

Total Corporate Bonds & Notes
(Cost: $601,790,693)			$618,754,895

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans 0.3%

Gaming (0.3%)
Caesars Octavius LLC Tranche B Term Loan(h)
04/25/17	9.250%	$1,747,000	$1,760,539

Total Senior Loans
(Cost: $1,729,530)			$1,760,539

Issuer	Shares	Value

Limited Partnerships — %

FINANCIALS ( — %)
Varde Fund V LP(e)(f)(i)	5,000,000	$80,364

Total Limited Partnerships
(Cost: $—)		$80,364

	Shares	Value

Money Market Fund 3.7%

Columbia Short-Term Cash Fund, 0.166%(j)(k)	24,389,411	$24,389,411

Total Money Market Fund
(Cost: $24,389,411)		$24,389,411

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.4%

Certificates of Deposit (0.8%)
Commerzbank AG
07/20/11	0.220%	$2,000,000	$2,000,000
DZ Bank AG
07/12/11	0.200%	2,000,000	2,000,000
KBC Bank NV
07/05/11	0.300%	1,000,000	1,000,000

Total			5,000,000

Money Market Fund (4.6%)
JPMorgan Prime Money Market Fund, 0.010%(j)		30,000,000	30,000,000

Repurchase Agreements (3.0%)
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004(l)
	0.030%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(l)
	0.120%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,042,295(l)
	0.080%	10,042,273	10,042,273

Total			20,042,273

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $55,042,273)			$55,042,273

Total Investments
(Cost: $682,951,907)			$700,027,482
Other Assets & Liabilities, Net			(41,811,475)

Net Assets			$658,216,007

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $269,009,814 or 40.87% of net assets.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 9.60% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $1,673,892, representing 0.25% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Acquisition
Security description	dates	Cost
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 2015	02-09-00 thru 04-09-02		$1,108,429
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 2015	12-11-01 thru 08-28-02		342,156
Varde Fund V LP	04-27-00 thru 06-19-00	–*

*	The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $1,673,892, which represents 0.25% of net assets.

(g)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  107

Portfolio of Investments (continued)

Columbia VP – High Yield Bond Fund

Notes to Portfolio of Investments (continued)

(i)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At June 30, 2011, there was no capital committed to the LLC or LP for future investment.

(j)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(k)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$7,909,130	$156,566,411	$(140,086,130)	$—	$24,389,411	$18,799	$24,389,411

(l)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.030%)
Security Description	Value
Fannie Mae REMICS	$1,746,884
Fannie Mae-Aces	86,912
Freddie Mac REMICS	2,490,181
Government National Mortgage Association	776,023

Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$10,243,163

Total Market Value of Collateral Securities	$10,243,163

Abbreviation Legend

PIK	Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

108  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia Variable Portfolio – High Yield Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

		Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes
Electric	$—	$13,883,536	$2,212,882	$16,096,418
Entertainment	—	9,918,449	1,593,528	11,511,977
All Other Industries	—	591,146,500	—	591,146,500

Total Bonds	—	614,948,485	3,806,410	618,754,895

Other
Senior Loans
Gaming	—	1,760,539	—	1,760,539
Limited Partnerships
Financials	—	—	80,364	80,364
Affiliated Money Market Fund(c)	24,389,411	—	—	24,389,411
Investments of Cash Collateral Received for Securities on Loan	30,000,000	25,042,273	—	55,042,273

Total Other	54,389,411	26,802,812	80,364	81,272,587

Investments in Securities	54,389,411	641,751,297	3,886,774	700,027,482

Total	$54,389,411	$641,751,297	$3,886,774	$700,027,482

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  109

Portfolio of Investments (continued)

Columbia VP – High Yield Bond Fund

Fair Value Measurements (continued)

•	The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

•	Certain Corporate Bonds and Limited Partnerships classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities management deemed comparable. Certain Corporate Bonds, Senior Loans and classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate	Senior	Limited
	Bonds & Notes	Loans	Partnerships	Total
Balance as of December 31, 2010	$1,728,094	$2,403,005	$100,860	$4,231,959
Accrued discounts/premiums	9,217	3,083	—	12,300
Realized gain (loss)	5,900	12,123	17,904	35,927
Change in unrealized appreciation (depreciation)*	25,188	12,504	(20,496)	17,196
Sales	(704,098)	(2,430,715)	(17,904)	(3,152,717)
Purchases	—	—	—	—
Transfers into Level 3	2,742,109	—	—	2,742,109
Transfers out of Level 3	—	—	—	—

Balance as of June 30, 2011	$3,806,410	$—	$80,364	$3,886,774

•	Financial Assets were transferred from Level 2 to Level 3 due to utilizing single market quotations from broker dealers. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $4,692, which is comprised of Corporate Bonds & Notes of $25,188 and Limited Partnerships of $(20,496).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

110  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia VP – Income Opportunities Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes 94.8%

Aerospace & Defense (3.3%)
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$7,350,000	$7,772,625
Ducommun, Inc. Senior Notes(a)
07/15/18	9.750%	830,000	849,713
Huntington Ingalls Industries, Inc.(a)(b)
03/15/18	6.875%	2,372,000	2,431,300
03/15/21	7.125%	3,221,000	3,333,735
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,660,000	3,861,300
Kratos Defense & Security Solutions, Inc.(a) Senior Secured
06/01/17	10.000%	5,202,000	5,488,110
L-3 Communications Corp.
10/15/15	6.375%	3,357,000	3,449,317
Oshkosh Corp.
03/01/20	8.500%	5,143,000	5,567,297
Oshkosh Corp.(b)
03/01/17	8.250%	2,904,000	3,114,540
TransDigm, Inc.(a)
12/15/18	7.750%	3,351,000	3,518,550

Total			39,386,487

Automotive (2.9%)
Accuride Corp. Senior Secured
08/01/18	9.500%	965,000	1,032,550
Chrysler Group LLC/Co-Issuer, Inc.(a)(b) Senior Secured
06/15/19	8.000%	1,345,000	1,314,738
06/15/21	8.250%	3,815,000	3,748,237
Dana Holding Corp.(b) Senior Unsecured
02/15/19	6.500%	850,000	843,625
02/15/21	6.750%	6,811,000	6,742,890
Delphi Corp.(a)(b) Senior Notes
05/15/19	5.875%	1,535,000	1,519,650
05/15/21	6.125%	1,023,000	1,017,885
International Automotive Components Group SL Senior Secured(a)(c)
06/01/18	9.125%	869,000	888,553
Lear Corp.(b)
03/15/18	7.875%	4,336,000	4,661,200
03/15/20	8.125%	2,221,000	2,404,232
TRW Automotive, Inc.(a)(b)
12/01/17	8.875%	4,085,000	4,513,925
Visteon Corp. Senior Notes(a)(b)
04/15/19	6.750%	5,716,000	5,487,360

Total			34,174,845

Banking (0.1%)
Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	1,890,000	1,389,150

Brokerage (0.9%)
E*Trade Financial Corp.(b) Senior Notes
06/01/16	6.750%	3,975,000	3,895,500
Senior Secured
12/01/15	7.875%	6,940,000	6,974,700

Total			10,870,200

Building Materials (1.9%)
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	7,868,000	7,907,340
Euramax International, Inc. Senior Secured(a)
04/01/16	9.500%	3,105,000	2,996,325
Gibraltar Industries, Inc.
12/01/15	8.000%	3,807,000	3,840,311
Interface, Inc.
12/01/18	7.625%	874,000	908,960
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	4,380,000	4,445,700
Nortek, Inc.(a)(b)
04/15/21	8.500%	2,855,000	2,640,875

Total			22,739,511

Chemicals (2.4%)
CF Industries, Inc.
05/01/18	6.875%	3,625,000	4,087,187
CF Industries, Inc.(b)
05/01/20	7.125%	3,707,000	4,300,120
Chemtura Corp.
09/01/18	7.875%	1,291,000	1,352,323
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	2,824,000	2,936,960
Koppers, Inc.
12/01/19	7.875%	1,040,000	1,110,200
Lyondell Chemical Co. Senior Secured(a)(b)
11/01/17	8.000%	6,104,000	6,821,220
Nalco Co.(a)(b)
01/15/19	6.625%	5,310,000	5,442,750
Polypore International, Inc.
11/15/17	7.500%	3,000,000	3,172,500

Total			29,223,260

Construction Machinery (3.5%)
Case New Holland, Inc. Senior Notes(a)
12/01/17	7.875%	6,622,000	7,300,755
Columbus McKinnon Corp.
02/01/19	7.875%	1,100,000	1,116,500
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	5,435,000	5,924,150
11/01/20	8.500%	1,550,000	1,654,625
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	4,467,000	4,243,650
RSC Equipment Rental, Inc./Holdings III LLC(a)(b) Senior Secured
07/15/17	10.000%	3,380,000	3,768,700
RSC Equipment Rental, Inc./Holdings III LLC(b)
02/01/21	8.250%	1,675,000	1,666,625
United Rentals North America, Inc.(b)
12/15/19	9.250%	12,620,000	13,818,900
Xerium Technologies, Inc.(a)(b)
06/15/18	8.875%	2,665,000	2,665,000

Total			42,158,905

Consumer Cyclical Services (0.6%)
Garda World Security Corp. Senior Unsecured(a)(c)
03/15/17	9.750%	3,413,000	3,668,975
West Corp.(a)(b)
01/15/19	7.875%	3,118,000	3,040,050

Total			6,709,025

Consumer Products (1.8%)
ACCO Brands Corp. Senior Secured
03/15/15	10.625%	825,000	920,906
Central Garden and Pet Co.
03/01/18	8.250%	4,940,000	5,100,550
Jarden Corp.
05/01/16	8.000%	3,297,000	3,577,245
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	4,058,000	4,402,930
NBTY, Inc.(a)(b)
10/01/18	9.000%	203,000	214,165
Spectrum Brands Holdings, Inc. Senior Secured(a)
06/15/18	9.500%	6,406,000	7,110,660

Total			21,326,456

Diversified Manufacturing (2.0%)
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	3,474,000	3,665,070
CPM Holdings, Inc. Senior Secured(b)
09/01/14	10.625%	7,059,000	7,659,015
SPX Corp.(a)
09/01/17	6.875%	4,269,000	4,567,830
Tomkins LLC/Inc. Secured(a)
10/01/18	9.000%	650,000	702,000
WireCo WorldGroup Senior Unsecured(a)(b)
05/15/17	9.750%	6,935,000	7,316,425

Total			23,910,340

Electric (2.7%)
AES Corp. (The) Senior Notes(a)(b)
07/01/21	7.375%	3,798,000	3,854,970
Calpine Corp. Senior Secured(a)(b)
02/15/21	7.500%	2,670,000	2,730,075
Edison Mission Energy Senior Unsecured(b)
05/15/17	7.000%	5,870,000	4,754,700
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	3,545,000	3,762,876

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  111

Portfolio of Investments (continued)

Columbia VP – Income Opportunities Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (cont.)
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	$2,407,000	$2,503,280
Ipalco Enterprises, Inc.(a) Senior Secured
04/01/16	7.250%	2,015,000	2,236,650
Ipalco Enterprises, Inc.(a)(b) Senior Secured
05/01/18	5.000%	1,626,000	1,609,740
Midwest Generation LLC Pass-Through Certificates(b)
01/02/16	8.560%	9,523,304	9,761,386
Texas Competitive Electric Holdings Co. LLC/Finance, Inc. Senior Secured(a)
10/01/20	11.500%	1,422,000	1,400,670

Total			32,614,347

Entertainment (1.4%)
AMC Entertainment, Inc.(b)
06/01/19	8.750%	3,867,000	4,079,685
Cinemark U.S.A., Inc. Senior Subordinated Notes(a)(b)
06/15/21	7.375%	730,000	724,525
Cinemark USA, Inc.
06/15/19	8.625%	2,039,000	2,232,705
National CineMedia LLC Senior Notes(a)(d)
07/15/21	7.875%	2,888,000	2,934,930
Regal Cinemas Corp.
07/15/19	8.625%	2,975,000	3,123,750
Speedway Motorsports, Inc.
06/01/16	8.750%	2,800,000	3,031,000
02/01/19	6.750%	645,000	643,387

Total			16,769,982

Environmental (0.2%)
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	524,000	555,440
Clean Harbors, Inc.(a)(b) Senior Secured
08/15/16	7.625%	1,250,000	1,325,000

Total			1,880,440

Food and Beverage (0.6%)
ARAMARK Holdings Corp. Senior Notes PIK(a)(b)
05/01/16	8.625%	2,603,000	2,648,552
Cott Beverages, Inc.
11/15/17	8.375%	1,205,000	1,262,238
09/01/18	8.125%	1,347,000	1,410,983
Darling International, Inc.(a)
12/15/18	8.500%	650,000	702,000
Dean Foods Co. Senior Notes(a)(b)
12/15/18	9.750%	1,521,000	1,616,062

Total			7,639,835

Gaming (4.0%)
Boyd Gaming Corp. Senior Notes(a)(b)
12/01/18	9.125%	2,271,000	2,327,775
Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	3,640,000	4,017,650
FireKeepers Development Authority Senior Secured(a)
05/01/15	13.875%	2,750,000	3,190,000
MGM Resorts International Senior Secured(b)
03/15/20	9.000%	11,068,000	12,119,460
Penn National Gaming, Inc. Senior Subordinated Notes(b)
08/15/19	8.750%	3,274,000	3,560,475
San Pasqual Casino(a)
09/15/13	8.000%	1,520,000	1,504,800
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	4,520,000	4,678,200
10/01/20	7.804%	1,955,000	1,921,374
Senior Secured
10/01/20	6.535%	4,385,000	4,153,604
Seneca Gaming Corp.(a)
12/01/18	8.250%	2,533,000	2,615,322
Shingle Springs Tribal Gaming Authority Senior Notes(a)
06/15/15	9.375%	5,426,000	3,743,940
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	4,262,000	4,251,345

Total			48,083,945

Gas Distributors (0.3%)
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	3,357,000	3,575,205

Gas Pipelines (3.1%)
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	810,000	801,900
El Paso Corp. Senior Unsecured
01/15/32	7.750%	5,720,000	6,653,916
El Paso Corp. (b) Senior Unsecured
09/15/20	6.500%	1,271,000	1,391,745
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	4,205,000	4,688,575
12/01/18	6.875%	1,649,000	1,702,593
07/15/21	6.500%	5,169,000	5,233,612
Sonat, Inc. Senior Unsecured
02/01/18	7.000%	2,600,000	2,871,487
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	7,827,000	7,866,135
Southern Star Central Corp. (a) Senior Unsecured
03/01/16	6.750%	6,490,000	6,522,450

Total			37,732,413

Health Care (4.7%)
AMGH Merger Sub, Inc. Senior Secured(a)(b)
11/01/18	9.250%	871,000	916,728
American Renal HoldingsCo., Inc. Senior Secured
05/15/18	8.375%	2,999,000	3,055,231
Apria Healthcare Group, Inc. Senior Secured
11/01/14	11.250%	2,930,000	3,032,550
CDRT Merger Sub, Inc.(a)(b)
06/01/19	8.125%	1,303,000	1,303,000
CHS/Community Health Systems, Inc.
07/15/15	8.875%	1,947,000	2,005,410
ConvaTec Healthcare E SA Senior Unsecured(a)(c)
12/15/18	10.500%	5,229,000	5,412,015
Fresenius Medical Care U.S. Finance, Inc.(a)(b)
02/15/21	5.750%	4,230,000	4,092,525
HCA, Inc. Senior Secured
02/15/20	7.875%	3,700,000	4,014,500
HCA, Inc. (b) Senior Secured
09/15/20	7.250%	13,105,000	14,071,494
Hanger Orthopedic Group, Inc.(b)
11/15/18	7.125%	2,321,000	2,396,432
Healthsouth Corp.
02/15/20	8.125%	713,000	766,475
Healthsouth Corp.(b)
09/15/22	7.750%	539,000	567,971
InVentiv Health, Inc.(a)(b)
08/15/18	10.000%	4,583,000	4,514,255
LifePoint Hospitals, Inc.(b)
10/01/20	6.625%	1,251,000	1,288,530
STHI Holding Corp. Secured(a)
03/15/18	8.000%	1,164,000	1,181,460
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	2,005,000	2,213,019
Tenet Healthcare Corp.(b) Senior Unsecured
08/01/20	8.000%	1,309,000	1,330,271
Vanguard Health Holding Co. II LLC/Inc.
02/01/19	7.750%	400,000	405,000
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/18	8.000%	4,132,000	4,266,290

Total			56,833,156

Home Construction (0.8%)
K Hovnanian Enterprises, Inc. Senior Secured(b)
10/15/16	10.625%	2,586,000	2,579,535
KB Home
09/15/17	9.100%	2,155,000	2,181,938
Shea Homes LP/Funding Corp. Senior Secured(a)(b)
05/15/19	8.625%	4,195,000	4,132,075
William Lyon Homes, Inc.
02/15/14	7.500%	518,000	266,770

Total			9,160,318

Independent Energy (8.8%)
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	4,735,000	5,409,737
Berry Petroleum Co.(b) Senior Unsecured
11/01/20	6.750%	975,000	979,875
Brigham Exploration Co.(b)
10/01/18	8.750%	2,365,000	2,577,850
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	5,309,000	5,468,270
Chaparral Energy, Inc.
10/01/20	9.875%	1,270,000	1,371,600

The accompanying Notes to Financial Statements are an integral part of this statement.

112  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Income Opportunities Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (cont.)
Chaparral Energy, Inc.(b)
09/01/21	8.250%	$3,473,000	$3,499,048
Chesapeake Energy Corp.
02/15/21	6.125%	5,084,000	5,147,550
Chesapeake Energy Corp.(b)
08/15/20	6.625%	8,750,000	9,187,500
Comstock Resources, Inc.(b)
10/15/17	8.375%	3,291,000	3,422,640
04/01/19	7.750%	3,003,000	3,025,523
Concho Resources, Inc.
10/01/17	8.625%	3,251,000	3,543,590
01/15/21	7.000%	2,520,000	2,608,200
01/15/22	6.500%	4,047,000	4,057,117
Continental Resources, Inc.
10/01/20	7.375%	1,008,000	1,071,000
04/01/21	7.125%	2,318,000	2,445,490
Denbury Resources, Inc.
02/15/20	8.250%	493,000	537,370
EXCO Resources, Inc.
09/15/18	7.500%	6,109,000	5,941,002
Hilcorp Energy I LP/Finance Co. Senior Unsecured(a)
11/01/15	7.750%	6,376,000	6,567,280
Linn Energy LLC/Finance Corp.(a)
05/15/19	6.500%	5,087,000	5,036,130
MEG Energy Corp.(a)(c)
03/15/21	6.500%	3,390,000	3,406,950
Oasis Petroleum, Inc. Senior Unsecured(a)(b)
02/01/19	7.250%	1,694,000	1,660,120
Petrohawk Energy Corp.
08/15/18	7.250%	5,558,000	5,703,897
Petrohawk Energy Corp.(a)(b)
06/01/19	6.250%	3,034,000	2,965,735
QEP Resources, Inc. Senior Unsecured(b)
03/01/21	6.875%	5,609,000	5,917,495
Range Resources Corp.
05/15/19	8.000%	2,632,000	2,855,720
06/01/21	5.750%	994,000	976,605
Range Resources Corp.(b)
08/01/20	6.750%	2,920,000	3,000,300
Southwestern Energy Co.(b)
02/01/18	7.500%	2,035,000	2,314,813
Venoco, Inc.(a)(b)
02/15/19	8.875%	4,310,000	4,310,000

Total			105,008,407

Life Insurance (0.9%)
ING Groep NV(c)(e)
12/29/49	5.775%	11,153,000	10,260,760

Lodging (0.2%)
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured(b)
12/01/19	7.150%	1,254,000	1,398,210
Wyndham Worldwide Corp. Senior Unsecured
02/01/18	5.750%	553,000	571,023

Total			1,969,233

Media Cable (3.6%)
CCO Holdings LLC/Capital Corp.(b)
01/15/19	7.000%	2,835,000	2,920,050
04/30/20	8.125%	9,461,000	10,265,185
CSC Holdings LLC Senior Unsecured(b)
02/15/19	8.625%	2,789,000	3,144,597
Cablevision Systems Corp. Senior Unsecured(b)
09/15/17	8.625%	2,181,000	2,363,659
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	5,521,000	5,741,840
DISH DBS Corp.(a)(b)
06/01/21	6.750%	7,181,000	7,360,525
DISH DBS Corp.(b)
09/01/19	7.875%	2,058,000	2,220,067
Insight Communications Co., Inc. Senior Notes(a)(b)
07/15/18	9.375%	2,100,000	2,304,750
Videotron Ltee(b)(c)
04/15/18	9.125%	6,495,000	7,250,044

Total			43,570,717

Media Non-Cable (6.7%)
AMC Networks, Inc.(a)(b)
07/15/21	7.750%	4,335,000	4,530,075
Belo Corp. Senior Unsecured(b)
11/15/16	8.000%	7,468,000	8,158,790
Clear Channel Worldwide Holdings, Inc.(b)
12/15/17	9.250%	12,683,000	13,824,470
Cumulus Media, Inc.(a)(b)
05/01/19	7.750%	806,000	777,790
EH Holding Corp. Senior Secured(a)(b)
06/15/19	6.500%	4,859,000	4,944,032
Entravision Communications Corp. Senior Secured(b)
08/01/17	8.750%	3,790,000	3,922,650
Intelsat Jackson Holdings SA(a)(b)(c)
04/01/21	7.500%	2,925,000	2,906,719
Intelsat Jackson Holdings SA(a)(c)
04/01/19	7.250%	3,565,000	3,538,263
Nielsen Finance LLC/Co.(a)
10/15/18	7.750%	3,739,000	3,925,950
RR Donnelley & Sons Co. (b) Senior Unsecured
05/15/18	7.250%	1,704,000	1,704,000
06/15/20	7.625%	2,124,000	2,099,158
Salem Communications Corp. Secured
12/15/16	9.625%	7,294,000	7,686,052
Sinclair Television Group, Inc. Secured(a)(b)
11/01/17	9.250%	8,593,000	9,409,335
Univision Communications, Inc. Senior Secured(a)(b)
11/01/20	7.875%	5,055,000	5,181,375
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	6,883,000	7,192,735

Total			79,801,394

Metals (5.0%)
Alpha Natural Resources, Inc.
06/01/21	6.250%	2,093,000	2,098,233
Alpha Natural Resources, Inc.(b)
06/01/19	6.000%	7,298,000	7,325,367
Arch Coal, Inc.(a)
06/15/21	7.250%	3,743,000	3,761,715
Arch Coal, Inc.(a)(b)
06/15/19	7.000%	5,615,000	5,643,075
Calcipar SA Senior Secured(a)(b)(c)
05/01/18	6.875%	4,220,000	4,230,550
Compass Minerals International, Inc.
06/01/19	8.000%	1,610,000	1,762,950
Consol Energy, Inc.
04/01/20	8.250%	4,490,000	4,894,100
Consol Energy, Inc.(b)
04/01/17	8.000%	6,532,000	7,119,880
FMG Resources August 2006 Proprietary Ltd.(a)(b)(c)
11/01/15	7.000%	5,382,000	5,488,010
02/01/16	6.375%	2,101,000	2,095,748
02/01/18	6.875%	3,671,000	3,726,065
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	2,350,000	2,385,250
Novelis, Inc.(b)(c)
12/15/20	8.750%	3,785,000	4,087,800
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	3,185,000	3,399,987
United States Steel Corp. Senior Unsecured(b)
02/01/18	7.000%	2,391,000	2,414,910

Total			60,433,640

Non-Captive Consumer (1.2%)
SLM Corp.(b) Senior Notes
01/25/16	6.250%	2,904,000	3,012,900
Senior Secured
03/25/20	8.000%	4,832,000	5,188,621
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	7,245,000	6,647,287

Total			14,848,808

Non-Captive Diversified (7.3%)
Ally Financial, Inc.(a)(b)
12/01/17	6.250%	3,735,000	3,710,095
Ally Financial, Inc.(b)
03/15/20	8.000%	19,469,000	20,685,812
09/15/20	7.500%	2,945,000	3,077,525
CIT Group, Inc.(a)(b) Secured
05/02/17	7.000%	19,740,000	19,690,650
04/01/18	6.625%	4,090,000	4,274,050
Ford Motor Credit Co. LLC Senior Unsecured
05/15/18	5.000%	5,487,000	5,468,240
Ford Motor Credit Co. LLC(b) Senior Unsecured
10/01/14	8.700%	839,000	939,252
02/01/21	5.750%	15,056,000	15,037,466
International Lease Finance Corp. (b) Senior Unsecured
03/15/17	8.750%	3,140,000	3,434,375
09/01/17	8.875%	3,905,000	4,285,738
05/15/19	6.250%	3,898,000	3,808,607
12/15/20	8.250%	3,095,000	3,342,600

Total			87,754,410

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  113

Portfolio of Investments (continued)

Columbia VP – Income Opportunities Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (1.3%)
Offshore Group Investments Ltd.(a)(c) Senior Secured
08/01/15	11.500%	$1,705,000	$1,832,101
Offshore Group Investments Ltd. (c) Senior Secured
08/01/15	11.500%	6,515,000	7,085,063
Oil States International, Inc.(a)
06/01/19	6.500%	5,127,000	5,152,635
Trinidad Drilling Ltd. Senior Unsecured(a)(c)
01/15/19	7.875%	1,900,000	1,974,031

Total			16,043,830

Other Industry (1.3%)
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	5,992,000	5,827,220
Chart Industries, Inc.
10/15/15	9.125%	8,195,000	8,522,800
Interline Brands, Inc.
11/15/18	7.000%	1,439,000	1,456,988

Total			15,807,008

Packaging (2.3%)
ARD Finance SA Senior Secured PIK(a)(c)
06/01/18	11.125%	1,035,000	1,041,469
Ardagh Packaging Finance PLC(a)(b)(c)
10/15/20	9.125%	2,160,000	2,273,400
Senior Secured
10/15/17	7.375%	2,715,000	2,796,450
Ball Corp.(b)
09/01/19	7.375%	1,435,000	1,567,738
09/15/20	6.750%	1,500,000	1,593,750
Greif, Inc. Senior Unsecured
02/01/17	6.750%	5,135,000	5,340,400
Greif, Inc.(b) Senior Unsecured
08/01/19	7.750%	905,000	977,400
Reynolds Group Issuer, Inc./LLC(a)(b)
04/15/19	9.000%	3,255,000	3,214,312
Senior Secured
04/15/19	7.125%	2,415,000	2,396,888
02/15/21	6.875%	2,505,000	2,442,375
Sealed Air Corp. Senior Notes
06/15/17	7.875%	4,097,000	4,433,433

Total			28,077,615

Paper (0.9%)
Cascades, Inc.(c)
12/15/17	7.750%	5,255,000	5,478,338
Verso Paper Holdings LLC/Inc. Secured(a)
02/01/19	8.750%	6,099,000	5,428,110

Total			10,906,448

Pharmaceuticals (1.3%)
Endo Pharmaceuticals Holdings, Inc.(a)(b)
07/15/19	7.000%	557,000	570,925
01/15/22	7.250%	2,437,000	2,473,555
Grifols, Inc. Senior Secured(a)
02/01/18	8.250%	3,572,000	3,652,370
Mylan, Inc.(a)
11/15/18	6.000%	6,440,000	6,544,650
Valeant Pharmaceuticals International(a)(c)
10/01/20	7.000%	1,020,000	986,850
Warner Chilcott Co./Finance LLC(a)
09/15/18	7.750%	1,803,000	1,818,776

Total			16,047,126

Railroads (0.2%)
Kansas City Southern Railway(b)
06/01/15	8.000%	2,600,000	2,788,500

Refining (0.3%)
United Refining Co. Senior Secured
02/28/18	10.500%	3,769,000	3,769,000

Retailers (1.9%)
Asbury Automotive Group, Inc. Subordinated Notes(a)
11/15/20	8.375%	510,000	518,925
Limited Brands, Inc.
05/01/20	7.000%	2,770,000	2,915,425
Ltd Brands, Inc.(b)
04/01/21	6.625%	1,615,000	1,651,338
QVC, Inc.(a) Senior Secured
04/15/17	7.125%	2,900,000	3,059,500
QVC, Inc. (a)(b) Senior Secured
10/01/19	7.500%	3,880,000	4,122,500
Rite Aid Corp. Senior Secured(b)
08/15/20	8.000%	3,360,000	3,620,400
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	3,896,000	4,071,320
Toys R Us, Inc. Senior Unsecured(b)
10/15/18	7.375%	3,057,000	2,969,111

Total			22,928,519

Technology (4.0%)
Amkor Technology, Inc.(a)(b) Senior Unsecured
06/01/21	6.625%	4,866,000	4,720,020
Amkor Technology, Inc. (b) Senior Unsecured
05/01/18	7.375%	3,021,000	3,070,091
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	5,774,000	6,091,570
01/15/20	6.875%	788,000	849,070
Cardtronics, Inc.
09/01/18	8.250%	3,000,000	3,210,000
CommScope, Inc.(a)(b)
01/15/19	8.250%	954,000	982,620
First Data Corp.
09/24/15	9.875%	941,000	966,878
First Data Corp.(a) Senior Secured
08/15/20	8.875%	3,905,000	4,168,587
First Data Corp.(a)(b)
01/15/21	12.625%	2,914,000	3,117,980
Senior Secured
06/15/19	7.375%	2,465,000	2,483,488
Freescale Semiconductor, Inc. Senior Secured(a)(c)
04/15/18	9.250%	2,045,000	2,203,488
Interactive Data Corp.(a)(b)
08/01/18	10.250%	4,665,000	5,073,187
NXP BV/Funding LLC Senior Secured(a)(c)
08/01/18	9.750%	2,520,000	2,822,400
SunGard Data Systems, Inc.
11/15/18	7.375%	3,801,000	3,801,000
iGate Corp.(a)(b)
05/01/16	9.000%	4,204,000	4,225,020

Total			47,785,399

Transportation Services (1.1%)
Avis Budget Car Rental LLC/Finance, Inc.(b)
03/15/18	9.625%	1,192,000	1,272,460
01/15/19	8.250%	1,988,000	2,012,850
Hertz Corp. (The)(a)
04/15/19	6.750%	2,795,000	2,767,050
Hertz Corp. (The)(a)(b)
10/15/18	7.500%	3,060,000	3,128,850
01/15/21	7.375%	4,050,000	4,100,625

Total			13,281,835

Wireless (5.5%)
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(a)
05/01/17	7.750%	4,867,000	5,268,527
Clearwire Communications LLC/Finance, Inc. Senior Secured(a)(b)
12/01/15	12.000%	2,536,000	2,726,200
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	3,865,000	4,096,900
Cricket Communications, Inc.(a) Senior Notes
10/15/20	7.750%	2,153,000	2,104,558
Crown Castle International Corp. Senior Unsecured(b)
11/01/19	7.125%	4,000,000	4,190,000
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	2,624,000	2,597,760
MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	2,710,000	2,865,825
11/15/20	6.625%	3,060,000	3,029,400
NII Capital Corp.(b)
04/01/21	7.625%	2,530,000	2,643,850
Nextel Communications, Inc.(b)
08/01/15	7.375%	1,948,000	1,948,000
SBA Telecommunications, Inc.
08/15/16	8.000%	2,100,000	2,233,875
08/15/19	8.250%	2,387,000	2,554,090
Sprint Capital Corp.(b)
11/15/28	6.875%	4,095,000	3,880,012
Sprint Nextel Corp. Senior Unsecured(b)
08/15/17	8.375%	13,621,000	14,966,074
Wind Acquisition Finance SA(a)(b)(c) Secured
07/15/17	11.750%	5,470,000	6,194,775
Senior Secured
02/15/18	7.250%	4,341,000	4,536,345

Total			65,836,191

The accompanying Notes to Financial Statements are an integral part of this statement.

114  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Income Opportunities Fund

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (3.8%)
CenturyLink, Inc. Senior Unsecured(b)
06/15/21	6.450%	$10,359,000	$10,240,586
Cincinnati Bell, Inc.
10/15/17	8.250%	4,900,000	4,924,500
Frontier Communications Corp. Senior Unsecured
10/01/18	8.125%	20,000	21,725
Frontier Communications Corp.(b) Senior Unsecured
04/15/20	8.500%	9,548,000	10,407,320
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	1,602,000	1,622,025
Level 3 Financing, Inc.
02/15/17	8.750%	657,000	670,140
Level 3 Financing, Inc.(a)
04/01/19	9.375%	8,731,000	9,102,068
PAETEC Holding Corp. Senior Secured(b)
06/30/17	8.875%	4,865,000	5,108,250
Windstream Corp.
10/15/20	7.750%	2,730,000	2,859,675

Total			44,956,289

Total Corporate Bonds & Notes
(Cost: $1,098,835,753)			$1,138,052,949

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans 0.2%

Gaming (0.2%)
Caesars Octavius LLC Tranche B Term Loan(f)
04/25/17	9.250%	2,957,000	2,979,917

Total Senior Loans
(Cost: $2,927,430)			$2,979,917

	Shares	Value

Money Market Fund 3.4%
Columbia Short-Term Cash Fund, 0.166%(g)(h)	41,225,782	$41,225,782

Total Money Market Fund
(Cost: $41,225,782)		$41,225,782

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.8%

Asset-Backed Commercial Paper (0.8%)
Cancara Asset Securitisation LLC
07/19/11	0.250%	$9,993,750	$9,993,750

Certificates of Deposit (14.1%)
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.230%	$5,000,000	$5,000,000
Bank of America, National Association
10/03/11	0.350%	10,000,000	10,000,000
Barclays Bank PLC
09/13/11	0.310%	3,000,000	3,000,000
Clydesdale Bank PLC
07/21/11	0.280%	4,996,464	4,996,464
Commerzbank AG
07/20/11	0.220%	10,000,000	10,000,000
Credit Industrial et Commercial
07/01/11	0.430%	3,000,000	3,000,000
11/21/11	0.410%	7,000,000	7,000,000
Credit Suisse
10/25/11	0.236%	6,000,000	6,000,000
DZ Bank AG
07/12/11	0.200%	10,000,000	10,000,000
Den Danske Bank
07/13/11	0.210%	5,000,042	5,000,042
Deutsche Bank AG
07/08/11	0.260%	9,000,000	9,000,000
Development Bank of Singapore Ltd.
07/18/11	0.180%	5,000,000	5,000,000
08/09/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/25/11	0.240%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
08/12/11	0.300%	5,000,000	5,000,000
KBC Bank NV
07/05/11	0.300%	4,000,000	4,000,000
Landesbank Hessen Thuringen
07/27/11	0.218%	10,000,021	10,000,021
Lloyds Bank PLC
10/03/11	0.260%	8,000,000	8,000,000
National Australia Bank
11/18/11	0.211%	4,999,978	4,999,978
National Bank of Canada
10/07/11	0.240%	7,000,000	7,000,000
11/18/11	0.186%	5,000,000	5,000,000
Natixis
09/07/11	0.544%	7,000,000	7,000,000
Overseas Chinese Banking Corp.
07/15/11	0.450%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	4,000,000	4,000,000
Societe Generale
09/01/11	0.310%	4,995,225	4,995,225
Swedbank AB
08/05/11	0.240%	5,000,000	5,000,000
Union Bank of Switzerland
08/15/11	0.287%	5,000,000	5,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	5,000,000	5,000,000
08/26/11	0.300%	5,000,000	5,000,000

Total			169,991,730

Commercial Paper (2.1%)
Danske Corp.
08/02/11	0.220%	6,997,562	6,997,562
Erste Finance (Delaware) LLC
07/18/11	0.210%	4,999,096	4,999,096
Macquarie Bank Ltd.
11/10/11	0.461%	4,988,308	4,988,308
PB Capital Corp.
08/12/11	0.491%	2,996,407	2,996,407
Suncorp Metway Ltd.
07/11/11	0.200%	4,999,111	4,999,111

Total			24,980,484

Money Market Fund (4.2%)
JPMorgan Prime Money Market Fund, 0.010%		50,000,000	50,000,000

Other Short-Term Obligations (0.7%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	8,000,000	8,000,000

Repurchase Agreements (3.9%)
MF Global Holdings Ltd. dated 06/30/11, matures 07/01/11, repurchase price $25,000,104(i)
	0.150%	25,000,000	25,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(i)
	0.120%	5,000,000	5,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $5,000,014(i)
	0.100%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $11,478,192(i)
	0.080%	11,478,167	11,478,167

Total			46,478,167

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $309,444,131)			$309,444,131

Total Investments
(Cost: $1,452,433,096)			$1,491,702,779
Other Assets & Liabilities, Net			(291,066,294)

Net Assets			$1,200,636,485

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  115

Portfolio of Investments (continued)

Columbia VP – Income Opportunities Fund

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $461,999,557 or 38.48% of net assets.
(b)	At June 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 8.13% of net assets.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.
(f)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(h)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales Cost/			or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$28,932,238	$238,018,306	$(225,724,762)	$—	$41,225,782	$54,313	$41,225,782

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

MF Global Holdings Ltd. (0.150%)
Security Description	Value
Fannie Mae Pool	$17,344,226
Fannie Mae REMICS	468,561
Freddie Mac Gold Pool	24,337
Freddie Mac Non Gold Pool	287,781
Freddie Mac REMICS	348,862
Ginnie Mae I Pool	2,797,280
Ginnie Mae II Pool	3,151,574
Government National Mortgage Association	1,077,532

Total Market Value of Collateral Securities	$25,500,153

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.100%)
Security Description	Value
Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$11,707,782

Total Market Value of Collateral Securities	$11,707,782

Abbreviation Legend

PIK	Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

116  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Income Opportunities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$1,138,052,949	$—	$1,138,052,949

Total Bonds	—	1,138,052,949	—	1,138,052,949

Other
Senior Loans	—	2,979,917		2,979,917
Affiliated Money Market Fund(c)	41,225,782	—	—	41,225,782
Investments of Cash Collateral Received for Securities on Loan	50,000,000	259,444,131	—	309,444,131

Total Other	91,225,782	280,404,860	—	353,649,830

Total	$91,225,782	$1,400,476,997	$—	$1,491,702,779

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  117

Portfolio of Investments (continued)

Columbia VP – Income Opportunities Fund

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior Loans
Balance as of December 31, 2010	$860,335
Accrued discounts/premiums	4,476
Realized gain (loss)	4,340
Change in unrealized appreciation (depreciation)*	1,105
Sales	(870,256)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2011	$—

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

118  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia VP – Mid Cap Growth Opportunity Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%

CONSUMER DISCRETIONARY (12.50%)
Auto Components (0.6%)
BorgWarner, Inc.(a)(b)	13,583	$1,097,370
Gentex Corp.	43,304	1,309,080

Total		2,406,450

Automobiles (1.5%)
Tesla Motors, Inc.(a)(b)	204,476	5,956,386

Hotels, Restaurants & Leisure (2.3%)
Buffalo Wild Wings, Inc.(b)	28,972	1,921,133
Gaylord Entertainment Co.(a)(b)	66,382	1,991,460
Panera Bread Co., Class A(b)	16,315	2,050,143
Starwood Hotels & Resorts Worldwide, Inc.(a)	52,661	2,951,123

Total		8,913,859

Household Durables (0.4%)
KB Home(a)	146,630	1,434,041

Leisure Equipment & Products (1.8%)
Brunswick Corp.(a)	144,236	2,942,414
Hasbro, Inc.(a)	65,181	2,863,401
Leapfrog Enterprises, Inc.(a)(b)	306,075	1,291,637

Total		7,097,452

Media (0.4%)
Sirius XM Radio, Inc.(a)(b)	780,553	1,709,411

Multiline Retail (1.0%)
Nordstrom, Inc.(a)	80,470	3,777,262

Specialty Retail (2.9%)
Abercrombie & Fitch Co., Class A(a)	27,415	1,834,612
Dick’s Sporting Goods, Inc.(b)	78,284	3,010,020
PetSmart, Inc.	78,970	3,582,869
Rue21, Inc.(a)(b)	35,806	1,163,695
Tiffany & Co.	22,687	1,781,383

Total		11,372,579

Textiles, Apparel & Luxury Goods (1.6%)
Coach, Inc.	32,278	2,063,533
Phillips-Van Heusen Corp.	42,492	2,781,951
Vera Bradley, Inc.(a)(b)	34,030	1,299,946

Total		6,145,430

TOTAL CONSUMER DISCRECTIONARY		48,812,870

CONSUMER STAPLES (4.9%)
Food & Staples Retailing (2.2%)
Andersons, Inc. (The)(a)	107,519	4,542,678
Fresh Market, Inc. (The)(a)(b)	59,503	2,301,576
Whole Foods Market, Inc.(a)	28,519	1,809,530

Total		8,653,784

Food Products (1.0%)
Diamond Foods, Inc.(a)	20,117	1,535,732
HJ Heinz Co.(a)	26,745	1,424,974
Tyson Foods, Inc., Class A	58,836	1,142,595

Total		4,103,301

Household Products (0.8%)
Church & Dwight Co., Inc.	30,816	1,249,281
Clorox Co.(a)	29,535	1,991,840

Total		3,241,121

Personal Products (0.9%)
Avon Products, Inc.	120,591	3,376,548

TOTAL CONSUMER STAPLES		19,374,754

ENERGY (8.6%)
Energy Equipment & Services (1.4%)
Cameron International Corp.(b)	28,101	1,413,199
Ensco PLC, ADR(a)(c)	38,364	2,044,801
Weatherford International Ltd.(b)(c)	103,894	1,948,013

Total		5,406,013

Oil, Gas & Consumable Fuels (7.2%)
Alpha Natural Resources, Inc.(b)	39,960	1,815,782
Arch Coal, Inc.	35,445	944,964
Clean Energy Fuels Corp.(a)(b)	636,338	8,367,845
Consol Energy, Inc.	71,604	3,471,362
Crude Carriers Corp.(c)	257,433	3,462,474
Denbury Resources, Inc.(b)	40,562	811,240
El Paso Corp.	106,641	2,154,148
Petrohawk Energy Corp.(b)	83,371	2,056,763
Range Resources Corp.(a)	59,715	3,314,182
Solazyme, Inc.(a)(b)	82,194	1,887,996

Total		28,286,756

TOTAL ENERGY		33,692,769

FINANCIALS (4.3%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.(b)	24,044	2,439,264
E*Trade Financial Corp.(b)	131,829	1,819,240
T Rowe Price Group, Inc.	25,899	1,562,746

Total		5,821,250

Commercial Banks (0.6%)
Comerica, Inc.	67,920	2,347,994

Consumer Finance (0.4%)
Green Dot Corp., Class A(a)(b)	41,634	1,414,723

Diversified Financial Services (0.7%)
IntercontinentalExchange, Inc.(b)	23,745	2,961,239

Insurance (1.1%)
Hartford Financial Services Group, Inc.	59,362	1,565,376
Principal Financial Group, Inc.(a)	95,019	2,890,478

Total		4,455,854

TOTAL FINANCIALS		17,001,060

HEALTH CARE (14.3%)
Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc.(b)	65,478	3,079,430
BioMarin Pharmaceutical, Inc.(a)(b)	87,550	2,382,235
Dendreon Corp.(b)	97,893	3,860,900
United Therapeutics Corp.(b)	10,477	577,283

Total		9,899,848

Health Care Equipment & Supplies (3.3%)
CR Bard, Inc.(a)	17,843	1,960,232
Edwards Lifesciences Corp.(b)	23,983	2,090,838
Haemonetics Corp.(a)(b)	24,003	1,545,073
Hologic, Inc.(b)	148,254	2,990,283
Masimo Corp.(a)	67,983	2,017,736
Zoll Medical Corp.(a)(b)	37,376	2,117,724

Total		12,721,886

Health Care Providers & Services (3.6%)
Catalyst Health Solutions, Inc.(b)	27,909	1,557,880
DaVita, Inc.(b)	26,064	2,257,403
Laboratory Corp. of America Holdings(b)	22,481	2,175,936
Mednax, Inc.(b)	35,784	2,583,247
Select Medical Holdings Corp.(a)(b)	286,871	2,544,546
WellCare Health Plans, Inc.(b)	61,283	3,150,559

Total		14,269,571

Health Care Technology (0.5%)
Cerner Corp.(b)	30,792	1,881,699

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.(b)	23,828	1,217,849
Illumina, Inc.(a)(b)	36,560	2,747,484
Life Technologies Corp.(b)	30,165	1,570,692

Total		5,536,025

Pharmaceuticals (3.0%)
Hospira, Inc.(b)	96,582	5,472,336
Mylan, Inc.(a)(b)	195,887	4,832,532
Shire PLC, ADR(c)	16,527	1,557,009

Total		11,861,877

TOTAL HEALTH CARE		56,170,906

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  119

Portfolio of Investments (continued)

Columbia VP – Mid Cap Growth Opportunity Fund

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (14.6%)
Aerospace & Defense (1.0%)
BE Aerospace, Inc.(b)	56,605	$2,310,050
Spirit Aerosystems Holdings, Inc., Class A(b)	74,343	1,635,546

Total		3,945,596

Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc.	53,156	2,721,056

Airlines (3.4%)
Delta Air Lines, Inc.(b)	822,092	7,538,584
U.S. Airways Group, Inc.(a)(b)	336,734	3,000,300
United Continental Holdings, Inc.(a)(b)	120,797	2,733,636

Total		13,272,520

Commercial Services & Supplies (1.0%)
Iron Mountain, Inc.(a)	43,375	1,478,654
Steelcase, Inc., Class A	76,709	873,715
Stericycle, Inc.(b)	16,209	1,444,546

Total		3,796,915

Electrical Equipment (0.9%)
American Superconductor Corp.(a)(b)	91,338	825,695
Real Goods Solar, Inc., Class A(b)	343,578	1,016,991
Woodward, Inc.	53,542	1,866,474

Total		3,709,160

Machinery (3.1%)
AGCO Corp.(b)	28,675	1,415,398
CNH Global NV(b)(c)	35,298	1,364,268
Cummins, Inc.	9,323	964,837
Flowserve Corp.	11,847	1,301,867
Joy Global, Inc.	32,325	3,078,633
Kennametal, Inc.	59,675	2,518,882
Manitowoc Co., Inc. (The)	80,616	1,357,573

Total		12,001,458

Marine (2.4%)
Diana Shipping, Inc.(b)(c)	167,105	1,831,471
DryShips, Inc.(b)(c)	1,621,078	6,792,317
Genco Shipping & Trading Ltd.(a)(b)(c)	135,991	1,022,652

Total		9,646,440

Road & Rail (2.1%)
Con-way, Inc.(a)	89,431	3,470,817
Landstar System, Inc.	69,424	3,226,827
Ryder System, Inc.	24,395	1,386,856

Total		8,084,500

TOTAL INDUSTRIALS		57,177,645

INFORMATION TECHNOLOGY (30.1%)
Communications Equipment (9.9%)
Alcatel-Lucent, ADR(b)(c)	363,848	2,099,403
BigBand Networks, Inc.(a)(b)	1,136,330	2,465,836
Brocade Communications Systems, Inc.(b)	333,521	2,154,546
Ciena Corp.(a)(b)	344,999	6,341,082
F5 Networks, Inc.(b)	57,072	6,292,188
Finisar Corp.(a)(b)	402,178	7,251,269
JDS Uniphase Corp.(b)	262,735	4,377,165
Juniper Networks, Inc.(a)(b)	28,538	898,947
Motorola Mobility Holdings, Inc.(a)(b)	133,367	2,939,409
ORBCOMM, Inc.(b)	644,102	2,016,039
Riverbed Technology, Inc.(b)	52,367	2,073,209

Total		38,909,093

Computers & Peripherals (1.7%)
NetApp, Inc.(b)	108,422	5,722,513
Synaptics, Inc.(a)(b)	37,670	969,626

Total		6,692,139

Electronic Equipment, Instruments & Components (0.2%)
Dolby Laboratories, Inc., Class A(a)(b)	20,266	860,495

Internet Software & Services (2.0%)
Akamai Technologies, Inc.(b)	187,972	5,915,479
MercadoLibre, Inc.	19,202	1,523,487
OpenTable, Inc.(b)	4,738	393,822

Total		7,832,788

IT Services (0.7%)
Alliance Data Systems Corp.(b)	17,517	1,647,824
Teradata Corp.(b)	19,174	1,154,275

Total		2,802,099

Semiconductors & Semiconductor Equipment (11.8%)
Altera Corp.	80,834	3,746,656
Analog Devices, Inc.	34,020	1,331,543
ARM Holdings PLC, ADR(a)(c)	107,414	3,053,780
Atmel Corp.(a)(b)	140,885	1,982,252
Cree, Inc.(a)(b)	85,024	2,855,956
Cypress Semiconductor Corp.(a)(b)	42,341	895,089
Marvell Technology Group Ltd.(b)(c)	100,043	1,477,135
Mellanox Technologies Ltd.(b)(c)	199,929	5,959,883
Netlogic Microsystems, Inc.(b)	119,953	4,848,500
NVIDIA Corp.(a)(b)	222,845	3,551,035
PMC — Sierra, Inc.(b)	1,855,260	14,044,318
Xilinx, Inc.(a)	65,546	2,390,463

Total		46,136,610

Software (3.8%)
CommVault Systems, Inc.(b)	42,556	1,891,614
NetSuite, Inc.(a)(b)	49,216	1,929,267
Nuance Communications, Inc.(b)	93,062	1,998,041
Red Hat, Inc.(b)	68,725	3,154,478
Rovi Corp.(b)	22,641	1,298,688
Salesforce.com, Inc.(a)(b)	23,067	3,436,522
TiVo, Inc.(a)(b)	114,367	1,176,836

Total		14,885,446

TOTAL INFORMATION TECHNOLOGY		118,118,670

MATERIALS (7.9%)
Chemicals (3.2%)
Ecolab, Inc.(a)	74,317	4,189,992
Intrepid Potash, Inc.(a)(b)	136,529	4,437,192
PPG Industries, Inc.	24,744	2,246,508
Sigma Aldrich Corp.	23,860	1,750,847

Total		12,624,539

Construction Materials (1.3%)
Martin Marietta Materials, Inc.(a)	35,493	2,838,375
Vulcan Materials Co.(a)	57,747	2,224,992

Total		5,063,367

Metals & Mining (3.1%)
AK Steel Holding Corp.	123,974	1,953,830
Alcoa, Inc.	100,417	1,592,614
Cliffs Natural Resources, Inc.	22,796	2,107,490
Kinross Gold Corp.(c)	152,906	2,415,915
Steel Dynamics, Inc.	72,090	1,171,463
United States Steel Corp.(a)	58,009	2,670,734

Total		11,912,046

Paper & Forest Products (0.3%)
AbitibiBowater, Inc.(a)(b)	62,163	1,261,909

TOTAL MATERIALS		30,861,861

TELECOMMUNICATION SERVICES (0.8%)
Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A(b)	20,788	1,087,212
NII Holdings, Inc.(b)	48,673	2,062,762

Total		3,149,974

TOTAL TELECOMMUNICATION SERVICES		3,149,974

Total Common Stocks
(Cost: $349,513,285)		$384,360,509

Issuer	Shares	Value

Limited Partnerships 1.0%

FINANCIALS (1.0%)
Capital Markets (1.0%)
Blackstone Group LP(d)	135,879	$2,250,156
Fortress Investment Group LLC, Class A(d)	334,631	1,612,921

Total		3,863,077

TOTAL FINANCIALS		3,863,077

Total Limited Partnerships
(Cost: $3,438,573)		$3,863,077

The accompanying Notes to Financial Statements are an integral part of this statement.

120  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Mid Cap Growth Opportunity Fund

Issuer	Shares	Value

Money Market Fund 1.0%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	3,962,396	$3,962,396

Total Money Market Fund
(Cost: $3,962,396)		$3,962,396

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 26.5%

Asset-Backed Commercial Paper (2.6%)
Cancara Asset Securitisation LLC
07/13/11	0.150%	$4,999,375	$4,999,375
Royal Park Investments Funding Corp.
09/16/11	0.410%	4,994,818	4,994,818

Total			9,994,193

Certificates of Deposit (11.1%)
Bank of America, National Association
10/03/11	0.350%	5,000,000	5,000,000
Barclays Bank PLC
09/15/11	0.310%	4,000,000	4,000,000
Commerzbank AG
07/20/11	0.220%	4,000,000	4,000,000
Credit Agricole
08/23/11	0.230%	4,997,063	4,997,063
Credit Suisse
10/25/11	0.236%	2,000,000	2,000,000
DZ Bank AG
07/27/11	0.150%	4,000,000	4,000,000
Deutsche Bank AG
07/08/11	0.260%	4,000,000	4,000,000
Development Bank of Singapore Ltd.
08/09/11	0.300%	2,000,000	2,000,000
KBC Bank NV
07/05/11	0.300%	5,000,000	5,000,000
Lloyds Bank PLC
10/03/11	0.260%	2,500,000	2,500,000
National Bank of Canada
10/07/11	0.240%	3,000,000	3,000,000
Union Bank of Switzerland
08/15/11	0.287%	3,000,000	3,000,000

Total			43,497,063

Commercial Paper (2.0%)
Erste Finance (Delaware) LLC
07/18/11	0.210%	4,999,096	4,999,096
Suncorp Metway Ltd.
07/11/11	0.200%	2,999,467	2,999,467

Total			7,998,563

Money Market Fund (2.6%)
JPMorgan Prime Money Market Fund,	0.010%	10,000,000	10,000,000

Other Short-Term Obligations (2.0%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	4,000,000	4,000,000
Natixis Financial Products LLC
07/01/11	0.370%	4,000,000	4,000,000

Total			8,000,000

Repurchase Agreements (6.2%)
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $5,000,014(g)
	0.100%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(g)
	0.120%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004(g)
	0.030%	5,000,000	5,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $1,000,003(g)
	0.100%	1,000,000	1,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $8,488,435(g)
	0.080%	8,488,417	8,488,417

Total			24,488,417

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $103,978,236)			$103,978,236

Total Investments
(Cost: $460,892,490)			$496,164,218
Other Assets & Liabilities, Net			(104,034,236)

Net Assets			$392,129,982

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 8.93% of net assets.

(d)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At June 30, 2011, there was no capital committed to the LLC or LP for future investment.

(e)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales cost/			or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$12,143,688	$61,301,345	$(69,482,637)	$—	$3,962,396	$20,533	$3,962,396

(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  121

Portfolio of Investments (continued)

Columbia VP – Mid Cap Growth Opportunity Fund

Notes to Portfolio of Investments (continued)

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)
Security Description	Value
Fannie Mae Interest Strip	$53,170
Fannie Mae Pool	1,990,066
Fannie Mae Principal Strip	148,588
Fannie Mae REMICS	117,596
Federal Home Loan Banks	44,317
Federal National Mortgage Association	136,190
Freddie Mac Non Gold Pool	937,411
Freddie Mac REMICS	597,172
Ginnie Mae II Pool	344,833
Government National Mortgage Association	84,370
United States Treasury Note/Bond	646,287

Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.030%)
Security Description	Value
Federal Farm Credit Bank	$1,468,570
Federal Home Loan Banks	845,849
Federal National Mortgage Association	2,477,486
Ginnie Mae II Pool	14,137
Resolution Funding Corp Interest Strip	11,797
United States Treasury Note/Bond	282,167

Total Market Value of Collateral Securities	$5,100,006

Nomura Securities (0.100%)
Security Description	Value
Fannie Mae Pool	$607,349
Freddie Mac Gold Pool	412,651

Total Market Value of Collateral Securities	$1,020,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$8,658,223

Total Market Value of Collateral Securities	$8,658,223

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

122  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Mid Cap Growth Opportunity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  123

Portfolio of Investments (continued)

Columbia VP – Mid Cap Growth Opportunity Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$48,812,870	$—	$—	$48,812,870
Consumer Staples	19,374,754	—	—	19,374,754
Energy	33,692,769	—	—	33,692,769
Financials	17,001,060	—	—	17,001,060
Health Care	56,170,906	—	—	56,170,906
Industrials	57,177,645	—	—	57,177,645
Information Technology	118,118,670	—	—	118,118,670
Materials	30,861,861	—	—	30,861,861
Telecommunication Services	3,149,974	—	—	3,149,974

Total Equity Securities	384,360,509	—	—	384,360,509

Other
Limited Partnerships	3,863,077	—	—	3,863,077
Affiliated Money Market Fund(c)	3,962,396	—	—	3,962,396
Investments of Cash Collateral Received for Securities on Loan	10,000,000	93,978,236	—	103,978,236

Total Other	17,825,473	93,978,236	—	111,803,709

Total	$402,185,982	$93,978,236	$—	$496,164,218

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

124  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

VP – Davis New York Venture Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.8%

CONSUMER DISCRETIONARY (5.6%)

Automobiles (1.2%)
Harley-Davidson, Inc.(a)	397,805	$16,298,071

Household Durables (0.2%)
Hunter Douglas NV(b)	49,010	2,398,674

Internet & Catalog Retail (0.8%)
Expedia, Inc.	189,430	5,491,575
Liberty Media Corp. — Interactive, Class A(c)	344,488	5,777,064

Total		11,268,639

Media (0.9%)
Grupo Televisa SA, ADR(a)(b)	132,930	3,270,078
Liberty Media Corp. — Starz, Series A(c)	27,602	2,076,775
Walt Disney Co. (The)	173,750	6,783,200

Total		12,130,053

Specialty Retail (2.5%)
Bed Bath & Beyond, Inc.(c)	470,080	27,438,570
CarMax, Inc.(a)(c)	236,986	7,837,127

Total		35,275,697

TOTAL CONSUMER DISCRECTIONARY		77,371,134

CONSUMER STAPLES (16.7%)

Beverages (4.1%)
Coca-Cola Co. (The)	265,690	17,878,280
Diageo PLC, ADR(b)	245,490	20,098,266
Heineken Holding NV(b)	355,503	18,187,989

Total		56,164,535

Food & Staples Retailing (9.7%)
Costco Wholesale Corp.	923,100	74,992,644
CVS Caremark Corp.	1,528,418	57,437,948

Total		132,430,592

Food Products (1.3%)
Kraft Foods, Inc., Class A(a)	305,900	10,776,857
Nestlé SA(b)	25,920	1,610,847
Unilever NV(b)	178,700	5,870,295

Total		18,257,999

Household Products (0.2%)
Procter & Gamble Co. (The)	52,510	3,338,061

Personal Products (0.1%)
Natura Cosmeticos SA(b)	76,800	1,925,106

Tobacco (1.3%)
Philip Morris International, Inc.	257,529	17,195,211

TOTAL CONSUMER STAPLES		229,311,504

ENERGY (15.1%)

Energy Equipment & Services (1.0%)
Schlumberger Ltd.(b)	32,400	2,799,360
Transocean Ltd.(b)	165,265	10,669,508

Total		13,468,868

Oil, Gas & Consumable Fuels (14.1%)
Canadian Natural Resources Ltd.(b)	957,660	40,087,648
China Coal Energy Co., Ltd., Series H(b)	7,677,900	10,399,074
Devon Energy Corp.	514,603	40,555,862
EOG Resources, Inc.(a)	501,424	52,423,879
Occidental Petroleum Corp.	422,740	43,981,870
OGX Petroleo e Gas Participacoes SA(b)(c)	713,100	6,648,259

Total		194,096,592

TOTAL ENERGY		207,565,460

FINANCIALS (26.9%)

Capital Markets (5.9%)
Bank of New York Mellon Corp. (The)	1,881,961	48,215,841
Charles Schwab Corp. (The)	43,900	722,155
GAM Holding AG(b)(c)	85,150	1,397,645
Goldman Sachs Group, Inc. (The)	46,960	6,249,907
Julius Baer Group Ltd.(b)	583,950	24,122,014

Total		80,707,562

Commercial Banks (4.3%)
Wells Fargo & Co.	2,120,370	59,497,582

Consumer Finance (5.1%)
American Express Co.	1,346,406	69,609,190

Diversified Financial Services (0.1%)
JPMorgan Chase & Co.	32,320	1,323,181

Insurance (9.8%)
ACE Ltd.(b)	105,760	6,961,123
AON Corp.	37,470	1,922,211
Berkshire Hathaway, Inc., Class B(c)	233,746	18,089,603
Everest Re Group Ltd.(b)	18,690	1,527,908
Fairfax Financial Holdings Ltd.(b)	15,000	6,010,200
Fairfax Financial Holdings Ltd.(b)	5,780	2,313,318
Loews Corp.	1,105,770	46,541,859
Markel Corp.(c)	4,097	1,625,731
Progressive Corp. (The)	1,661,721	35,527,595
Transatlantic Holdings, Inc.	274,495	13,453,000

Total		133,972,548

Real Estate Management & Development (1.7%)
Brookfield Asset Management, Inc., Class A(b)	336,540	11,163,032
Hang Lung Group Ltd.(a)(b)	1,895,000	12,032,659

Total		23,195,691

TOTAL FINANCIALS		368,305,754

HEALTH CARE (12.1%)

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.(a)	170,500	10,177,145
Becton Dickinson and Co.(a)	177,070	15,258,122

Total		25,435,267

Health Care Providers & Services (1.8%)
Express Scripts, Inc.(c)	464,045	25,049,149

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.(c)	133,707	6,833,765

Pharmaceuticals (7.9%)
Johnson & Johnson(a)	564,880	37,575,818
Merck & Co., Inc.	1,177,471	41,552,951
Pfizer, Inc.	664,000	13,678,400
Roche Holding AG(b)	91,260	15,272,414

Total		108,079,583

TOTAL HEALTH CARE		165,397,764

INDUSTRIALS (5.5%)

Aerospace & Defense (0.7%)
Lockheed Martin Corp.(a)	128,390	10,395,738

Commercial Services & Supplies (2.2%)
Iron Mountain, Inc.(a)	882,343	30,079,073

Marine (1.2%)
China Shipping Development Co., Ltd., Series H(b)	3,324,000	3,067,605
Kuehne & Nagel International AG(b)	89,333	13,558,003

Total		16,625,608

Transportation Infrastructure (1.4%)
China Merchants Holdings International Co., Ltd.(a)(b)	4,596,273	17,835,092
LLX Logistica SA(b)(c)	157,200	486,513
PortX Operacoes Portuarias SA(b)(c)	157,200	345,494

Total		18,667,099

TOTAL INDUSTRIALS		75,767,518

INFORMATION TECHNOLOGY (6.2%)

Computers & Peripherals (0.7%)
Hewlett-Packard Co.	251,910	9,169,524

Internet Software & Services (2.0%)
Google, Inc., Class A(a)(c)	53,675	27,179,947

IT Services (0.4%)
Visa, Inc., Class A	57,580	4,851,691

Semiconductors & Semiconductor Equipment (1.8%)
Intel Corp.	140,250	3,107,940
Texas Instruments, Inc.(a)	666,905	21,894,491

Total		25,002,431

Software (1.3%)
Activision Blizzard, Inc.	624,130	7,289,838
Microsoft Corp.	419,682	10,911,732

Total		18,201,570

TOTAL INFORMATION TECHNOLOGY		84,405,163

MATERIALS (6.4%)

Chemicals (2.2%)
Air Products & Chemicals, Inc.	71,470	6,831,103
Monsanto Co.(a)	214,000	15,523,560
Potash Corp. of Saskatchewan, Inc.(b)	88,398	5,037,802
Praxair, Inc.(a)	24,100	2,612,199

Total		30,004,664

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  125

Portfolio of Investments (continued)

VP – Davis New York Venture Fund

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (cont.)
Construction Materials (0.7%)
Martin Marietta Materials, Inc.(a)	119,223	$9,534,263

Containers & Packaging (1.9%)
Sealed Air Corp.	1,098,546	26,134,409

Metals & Mining (1.4%)
BHP Billiton PLC(b)	237,980	9,365,322
Rio Tinto PLC(b)	129,459	9,330,152

Total		18,695,474

Paper & Forest Products (0.2%)
Sino-Forest Corp.(a)(b)(c)	800,520	2,656,088
Sino-Forest Corp.(b)(c)(d)	34,500	114,469

Total		2,770,557

TOTAL MATERIALS		87,139,367

TELECOMMUNICATION SERVICES (0.3%)

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV, Series L, ADR(a)(b)	75,150	4,049,082

TOTAL TELECOMMUNICATION SERVICES		4,049,082

Total Common Stocks
(Cost: $1,023,973,032)		$1,299,312,746

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds — %

Paper ( — %)
Sino-Forest Corp.(b)(d)(e)
08/01/13	5.000%	$1,340,000	$634,490

Total Convertible Bonds
(Cost: $1,340,000)			$634,490

	Shares	Value

Money Market Fund 5.3%

Columbia Short-Term Cash Fund, 0.166%(f)(g)	72,214,887	$72,214,887

Total Money Market Fund
(Cost: $72,214,887)		$72,214,887

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 15.4%

Asset-Backed Commercial Paper (1.4%)
Cancara Asset Securitisation LLC
07/13/11	0.150%	$2,999,625	$2,999,625
07/19/11	0.250%	4,996,875	4,996,875
Rhein-Main Securitisation Ltd.
07/11/11	0.481%	3,995,253	3,995,253
09/06/11	0.430%	4,994,924	4,994,924
Royal Park Investments Funding Corp.
09/16/11	0.410%	1,997,927	1,997,927

Total			18,984,604

Certificates of Deposit (9.0%)
Barclays Bank PLC
09/15/11	0.310%	5,000,000	5,000,000
Clydesdale Bank PLC
07/25/11	0.270%	2,000,000	2,000,000
Commerzbank AG
07/20/11	0.220%	10,000,000	10,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
Credit Suisse
10/25/11	0.236%	5,000,000	5,000,000
DZ Bank AG
07/12/11	0.200%	2,000,000	2,000,000
07/27/11	0.150%	8,000,000	8,000,000
Deutsche Bank AG
07/08/11	0.260%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	5,000,000	5,000,000
07/25/11	0.240%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	5,000,000	5,000,000
KBC Bank NV
07/07/11	0.300%	5,000,000	5,000,000
07/27/11	0.280%	6,000,000	6,000,000
La Banque Postale
09/20/11	0.380%	10,000,000	10,000,000
Landesbank Hessen Thuringen
07/05/11	0.240%	4,998,900	4,998,900
07/27/11	0.217%	5,000,011	5,000,011
Lloyds Bank PLC
10/03/11	0.260%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.211%	2,999,987	2,999,987
National Bank of Canada
10/07/11	0.240%	5,000,000	5,000,000
Natixis
09/07/11	0.544%	7,000,000	7,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	5,000,000	5,000,000
Swedbank AB
08/05/11	0.240%	5,000,000	5,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	5,000,000	5,000,000

Total			122,998,898

Commercial Paper (0.2%)
Suncorp Metway Ltd.
07/11/11	0.200%	2,999,467	2,999,467

Money Market Fund (1.5%)
JPMorgan Prime Money Market Fund, 0.010%(f)		20,000,000	20,000,000

Other Short-Term Obligations (0.5%)
The Goldman Sachs Group, Inc.
08/08/11	0.300%	3,000,000	3,000,000
07/19/11	0.300%	4,000,000	4,000,000

Total			7,000,000

Repurchase Agreements (2.8%)
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $5,000,006(h)
	0.040%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(h)
	0.120%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004(h)
	0.030%	5,000,000	5,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $20,000,067(h)
	0.120%	20,000,000	20,000,000
Royal Bank of Canada dated 06/30/11, matures 07/01/11, repurchase price $3,539,223(h)
	0.050%	3,539,218	3,539,218

Total			38,539,218

Total Investments of Cash Collateral Received for Securities on Loan)
(Cost: $210,522,187)			$210,522,187

Total Investments)
(Cost: $1,308,050,106)			$1,582,684,310
Other Assets & Liabilities, Net			(212,773,159)

Net Assets			$1,369,911,151

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 19.80% of net assets.

(c)	Non-income producing.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $634,490 or 0.05% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

126  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Davis New York Venture Fund

Notes to Portfolio of Investments (continued)

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $634,490, representing 0.05% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
Sino-Forest Corp. 5.000% 08/01/13	07/17/08	$1,340,000

(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(g)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales cost/			or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$57,156,554	$174,230,226	$(159,171,893)	$—	$72,214,887	$48,267	$72,214,887

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.040%)
Security Description	Value
Fannie Mae Pool	$4,747,219
Freddie Mac Non Gold Pool	352,781

Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.030%)
Security Description	Value
Fannie Mae Interest Strip	$115,945
Fannie Mae REMICS	2,834,033
Federal Farm Credit Bank	367,345
Freddie Mac REMICS	836,677
Government National Mortgage Association	946,004

Total Market Value of Collateral Securities	$5,100,004

Pershing LLC (0.120%)
Security Description	Value
Fannie Mae Pool	$177,553
Fannie Mae REMICS	4,975,223
Fannie Mae Whole Loan	31,662
Freddie Mac Reference REMIC	476,201
Freddie Mac REMICS	12,716,359
Freddie Mac Strips	202,550
Government National Mortgage Association	1,820,452

Total Market Value of Collateral Securities	$20,400,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  127

Portfolio of Investments (continued)

VP – Davis New York Venture Fund

Notes to Portfolio of Investments (continued)

Royal Bank of Canada (0.050%)
Security Description	Value
Fannie Mae Pool	$2,063,024
Federal Home Loan Mortgage Corp	85
Freddie Mac Gold Pool	434,545
Freddie Mac Non Gold Pool	12,334
Freddie Mac REMICS	1,091,106
Ginnie Mae II Pool	8,909

Total Market Value of Collateral Securities	$3,610,003

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

128  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Davis New York Venture Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the Financial Statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  129

Portfolio of Investments (continued)

VP – Davis New York Venture Fund

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$74,972,460	$2,398,674	$—	$77,371,134
Consumer Staples	209,512,668	19,798,836	—	229,311,504
Energy	197,166,386	10,399,074	—	207,565,460
Financials	324,743,236	43,562,518	—	368,305,754
Health Care	150,125,350	15,272,414	—	165,397,764
Industrials	41,306,818	34,460,700	—	75,767,518
Information Technology	84,405,163	—	—	84,405,163
Materials	68,443,893	18,695,474	—	87,139,367
Telecommunication Services	4,049,082	—	—	4,049,082

Total Equity Securities	1,154,725,056	144,587,690	—	1,299,312,746

Bonds
Convertible Bonds	—	634,490	—	634,490

Total Bonds	—	634,490	—	634,490

Other
Affiliated Money Market Fund(c)	72,214,887	—	—	72,214,887
Investments of Cash Collateral Received for Securities on Loan	20,000,000	190,522,187	—	210,522,187

Total Other	92,214,887	190,522,187	—	282,737,074

Total	$1,246,939,943	$335,744,367	$—	$1,582,684,310

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

130  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments
VP – Goldman Sachs Mid Cap Value Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%

CONSUMER DISCRETIONARY (14.6%)

Auto Components (3.0%)
Lear Corp.	331,533	$17,730,385
TRW Automotive Holdings Corp.(a)	190,376	11,237,895

Total		28,968,280

Hotels, Restaurants & Leisure (1.9%)
Royal Caribbean Cruises Ltd.(a)(b)	260,501	9,805,258
Wyndham Worldwide Corp.	251,003	8,446,251

Total		18,251,509

Household Durables (2.1%)
Mohawk Industries, Inc.(a)	76,789	4,606,572
Newell Rubbermaid, Inc.	595,733	9,400,667
NVR, Inc.(a)	9,204	6,677,318

Total		20,684,557

Internet & Catalog Retail (1.5%)
Liberty Media Corp. — Interactive, Class A(a)	882,933	14,806,786

Leisure Equipment & Products (1.0%)
Hasbro, Inc.	212,775	9,347,206

Media (4.5%)
DISH Network Corp., Class A(a)	504,800	15,482,216
Liberty Global, Inc., Class A(a)	266,882	12,020,365
Scripps Networks Interactive, Inc., Class A	333,585	16,305,635

Total		43,808,216

Specialty Retail (0.6%)
Guess?, Inc.	128,790	5,416,907

TOTAL CONSUMER DISCRECTIONARY		141,283,461

CONSUMER STAPLES (5.2%)

Beverages (0.8%)
Coca-Cola Enterprises, Inc.	252,744	7,375,070

Food Products (3.4%)
ConAgra Foods, Inc.	382,533	9,873,177
HJ Heinz Co.	79,566	4,239,276
JM Smucker Co. (The)	244,782	18,711,136

Total		32,823,589

Household Products (1.0%)
Energizer Holdings, Inc.(a)	137,341	9,937,995

TOTAL CONSUMER STAPLES		50,136,654

ENERGY (6.8%)

Energy Equipment & Services (2.3%)
Cameron International Corp.(a)	142,778	7,180,306
Helmerich & Payne, Inc.	114,193	7,550,441
Oil States International, Inc.(a)	94,098	7,519,371

Total		22,250,118

Oil, Gas & Consumable Fuels (4.5%)
Cabot Oil & Gas Corp.	170,987	11,338,148
Consol Energy, Inc.	90,037	4,364,994
Frontier Oil Corp.	276,691	8,939,886
Newfield Exploration Co.(a)	206,168	14,023,547
Pioneer Natural Resources Co.	55,408	4,962,895

Total		43,629,470

TOTAL ENERGY		65,879,588

FINANCIALS (28.1%)

Capital Markets (2.5%)
Invesco Ltd.(b)	396,088	9,268,459
Janus Capital Group, Inc.	500,169	4,721,595
Legg Mason, Inc.	322,273	10,557,664

Total		24,547,718

Commercial Banks (5.8%)
CIT Group, Inc.(a)	210,786	9,329,388
Fifth Third Bancorp	1,001,985	12,775,309
First Republic Bank(a)	73,276	2,365,349
M&T Bank Corp.	90,189	7,932,122
SunTrust Banks, Inc.	533,027	13,752,097
Zions Bancorporation	411,458	9,879,107

Total		56,033,372

Consumer Finance (1.6%)
SLM Corp.	932,124	15,669,004

Diversified Financial Services (0.8%)
NASDAQ OMX Group, Inc. (The)(a)	306,347	7,750,579

Insurance (10.5%)
Everest Re Group Ltd.(b)	173,879	14,214,608
Genworth Financial, Inc., Class A(a)	749,875	7,708,715
Hartford Financial Services Group, Inc.	396,737	10,461,955
Lincoln National Corp.	242,951	6,921,674
Marsh & McLennan Companies, Inc.	193,661	6,040,287
PartnerRe Ltd.(b)	91,106	6,272,648
Principal Financial Group, Inc.	595,820	18,124,844
Unum Group	363,916	9,272,580
WR Berkley Corp.	379,846	12,322,204
XL Group PLC(b)	497,050	10,925,159

Total		102,264,674

Real Estate Investment Trusts (REITs) (6.9%)
Alexandria Real Estate Equities, Inc.	61,085	4,729,201
AvalonBay Communities, Inc.	60,857	7,814,039
Camden Property Trust	98,903	6,292,209
Douglas Emmett, Inc.	137,300	2,730,897
Essex Property Trust, Inc.	23,965	3,242,225
Host Hotels & Resorts, Inc.	533,072	9,035,570
Kimco Realty Corp.	500,875	9,336,310
MFA Financial, Inc.	992,465	7,979,419
Tanger Factory Outlet Centers	252,668	6,763,922
Ventas, Inc.	167,034	8,804,362

Total		66,728,154

TOTAL FINANCIALS		272,993,501

HEALTH CARE (6.4%)

Health Care Equipment & Supplies (3.5%)
Boston Scientific Corp.(a)	1,994,761	13,783,798
Hologic, Inc.(a)	414,927	8,369,078
Kinetic Concepts, Inc.(a)	208,743	12,029,859

Total		34,182,735

Health Care Providers & Services (1.6%)
Aetna, Inc.	247,662	10,919,418
Patterson Companies, Inc.	143,301	4,713,170

Total		15,632,588

Pharmaceuticals (1.3%)
Warner Chilcott PLC, Class A(b)	501,039	12,090,071

TOTAL HEALTH CARE		61,905,394

INDUSTRIALS (10.3%)

Aerospace & Defense (2.6%)
BE Aerospace, Inc.(a)	195,419	7,975,050
Spirit Aerosystems Holdings, Inc., Class A(a)	377,356	8,301,832
Textron, Inc.	377,402	8,910,461

Total		25,187,343

Airlines (0.7%)
JetBlue Airways Corp.(a)	1,100,586	6,713,575

Building Products (1.0%)
Masco Corp.	799,247	9,614,941

Commercial Services & Supplies (0.8%)
Republic Services, Inc.	237,782	7,335,575

Electrical Equipment (1.1%)
Cooper Industries PLC(b)	108,461	6,471,868
GrafTech International Ltd.(a)	226,699	4,595,188

Total		11,067,056

Machinery (2.8%)
Eaton Corp.	90,018	4,631,426
Parker Hannifin Corp.	108,854	9,768,558
Pentair, Inc.	316,283	12,765,182

Total		27,165,166

Road & Rail (1.3%)
Kansas City Southern(a)	120,934	7,175,014
Ryder System, Inc.	96,653	5,494,723

Total		12,669,737

TOTAL INDUSTRIALS		99,753,393

INFORMATION TECHNOLOGY (7.5%)

Communications Equipment (1.3%)
Brocade Communications Systems, Inc.(a)	1,055,300	6,817,238
Polycom, Inc.(a)	87,612	5,633,452

Total		12,450,690

Electronic Equipment, Instruments & Components (1.4%)
Amphenol Corp., Class A	254,998	13,767,342

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  131

Portfolio of Investments (continued)

VP – Goldman Sachs Mid Cap Value Fund

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (cont.)
Semiconductors & Semiconductor Equipment (2.3%)
Maxim Integrated Products, Inc.	178,603	$4,565,093
ON Semiconductor Corp.(a)	685,335	7,175,457
Xilinx, Inc.	288,796	10,532,390

Total		22,272,940

Software (2.5%)
BMC Software, Inc.(a)	117,287	6,415,599
Check Point Software Technologies Ltd.(a)(b)	103,743	5,897,790
Electronic Arts, Inc.(a)	239,537	5,653,073
Quest Software, Inc.(a)	268,591	6,105,073

Total		24,071,535

TOTAL INFORMATION TECHNOLOGY		72,562,507

MATERIALS (3.9%)

Chemicals (2.9%)
Albemarle Corp.	49,854	3,449,897
Chemtura Corp.(a)	502,951	9,153,708
Cytec Industries, Inc.	126,835	7,253,694
Huntsman Corp.	454,176	8,561,217

Total		28,418,516

Metals & Mining (1.0%)
Stillwater Mining Co.(a)	329,927	7,261,693
Thompson Creek Metals Co., Inc.(a)(b)	257,167	2,566,527

Total		9,828,220

TOTAL MATERIALS		38,246,736

TELECOMMUNICATION SERVICES (3.2%)

Diversified Telecommunication Services (1.2%)
CenturyLink, Inc.	301,100	12,173,473

Wireless Telecommunication Services (2.0%)
Clearwire Corp., Class A(a)	724,277	2,737,767
Sprint Nextel Corp.(a)	3,062,475	16,506,740

Total		19,244,507

TOTAL TELECOMMUNICATION SERVICES		31,417,980

UTILITIES (11.4%)

Electric Utilities (5.7%)
Edison International	162,700	6,304,625
Great Plains Energy, Inc.	138,906	2,879,521
Northeast Utilities	248,850	8,752,055
NV Energy, Inc.	502,452	7,712,638
Pinnacle West Capital Corp.	158,717	7,075,604
PPL Corp.	644,315	17,931,286
Westar Energy, Inc.	172,158	4,632,772

Total		55,288,501

Gas Utilities (0.5%)
Energen Corp.	37,251	2,104,682
Questar Corp.	150,186	2,659,794

Total		4,764,476

Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The)(a)	266,115	3,390,305

Multi-Utilities (4.9%)
CMS Energy Corp.	439,956	8,662,734
SCANA Corp.	258,307	10,169,546
Sempra Energy	212,858	11,255,931
Xcel Energy, Inc.	702,340	17,066,862

Total		47,155,073

TOTAL UTILITIES		110,598,355

Total Common Stocks
(Cost: $838,645,079)		$944,777,569

Limited Partnerships 0.5%

FINANCIALS 0.5%)

Capital Markets 0.5%)
Lazard Ltd., Class A (b)(c)	124,198	$4,607,746

TOTAL FINANCIALS		4,607,746

Total Limited Partnerships
(Cost: $3,978,945)		$4,607,746

Money Market Fund 2.1%

Columbia Short-Term Cash Fund, 0.166% (d)(e)	20,672,973	$20,672,973

Total Money Market Fund
(Cost: $20,672,973)		$20,672,973

Total Investments
(Cost: $863,296,997)		$970,058,288
Other Assets & Liabilities, Net		(465,415)

Net Assets		$969,592,873

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 8.47% of net assets.

(c)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At June 30, 2011, there was no capital committed to the LLC or LP for future investment.

(d)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales cost/			or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$26,542,170	$137,438,224	$(143,307,421)	$—	$20,672,973	$17,651	$20,672,973

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

132  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Goldman Sachs Mid Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  133

Portfolio of Investments (continued)

VP – Goldman Sachs Mid Cap Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$141,283,461	$—	$—	$141,283,461
Consumer Staples	50,136,654	—	—	50,136,654
Energy	65,879,588	—	—	65,879,588
Financials	272,993,501	—	—	272,993,501
Health Care	61,905,394	—	—	61,905,394
Industrials	99,753,393	—	—	99,753,393
Information Technology	72,562,507	—	—	72,562,507
Materials	38,246,736	—	—	38,246,736
Telecommunication Services	31,417,980	—	—	31,417,980
Utilities	110,598,355	—	—	110,598,355

Total Equity Securities	944,777,569	—	—	944,777,569

Other
Limited Partnerships	4,607,746	—	—	4,607,746
Affiliated Money Market Fund(c)	20,672,973	—	—	20,672,973

Total Other	25,280,719	—	—	25,280,719

Total	$970,058,288	$—	$—	$970,058,288

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

134  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments
VP – Partners Small Cap Value Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.2%

CONSUMER DISCRETIONARY (14.8%)
Auto Components (2.4%)
American Axle & Manufacturing Holdings, Inc.(a)(b)	827,500	$9,416,950
Cooper Tire & Rubber Co.	256,700	5,080,093
Dana Holding Corp.(a)(b)	668,058	12,225,462
Gentex Corp.	322,300	9,743,129

Total		36,465,634

Distributors ( — %)
Audiovox Corp., Class A(a)(b)	40,000	302,400

Diversified Consumer Services (0.9%)
Ascent Media Corp., Class A(a)(b)	72,220	3,825,493
Mac-Gray Corp.(a)	350,840	5,420,478
Regis Corp.(a)	235,000	3,600,200
Strayer Education, Inc.(a)	11,310	1,429,471

Total		14,275,642

Hotels, Restaurants & Leisure (1.8%)
Bob Evans Farms, Inc.(a)	316,000	11,050,520
Cracker Barrel Old Country Store, Inc.(a)	95,133	4,691,008
Frisch’s Restaurants, Inc.(a)	43,925	1,025,649
International Speedway Corp., Class A(a)	42,730	1,213,959
Jack in the Box, Inc.(b)	80,870	1,842,219
Monarch Casino & Resort, Inc.(a)(b)	165,060	1,723,226
Papa John’s International, Inc.(a)(b)	17,729	589,667
Pinnacle Entertainment, Inc.(b)	123,910	1,846,259
Ruby Tuesday, Inc.(b)	157,280	1,695,478
Vail Resorts, Inc.(a)	32,250	1,490,595

Total		27,168,580

Household Durables (1.2%)
American Greetings Corp., Class A(a)	80,770	1,941,711
Tupperware Brands Corp.	90,150	6,080,617
Whirlpool Corp.(a)	119,000	9,677,080

Total		17,699,408

Leisure Equipment & Products (0.5%)
Brunswick Corp.(a)	360,300	7,350,120
Head NV(b)(c)	70,030	43,419

Total		7,393,539

Media (1.5%)
John Wiley & Sons, Inc., Class A(a)	84,400	4,389,644
Live Nation Entertainment, Inc.(a)(b)	143,970	1,651,336
Madison Square Garden Co. (The), Class A(b)	282,890	7,787,962
Valassis Communications, Inc.(a)(b)	293,100	8,880,930

Total		22,709,872

Multiline Retail (2.1%)
Big Lots, Inc.(b)	270,550	8,968,733
Dillard’s, Inc., Class A(a)	303,700	15,834,918
Fred’s, Inc., Class A(a)	419,140	6,048,190
Saks, Inc.(a)(b)	156,030	1,742,855

Total		32,594,696

Specialty Retail (3.9%)
Aaron’s, Inc.(a)	187,749	5,305,787
Ascena Retail Group, Inc.(a)(b)	188,959	6,434,054
Cabela’s, Inc.(a)(b)	381,500	10,357,725
Childrens Place Retail Stores, Inc. (The)(b)	38,150	1,697,293
Finish Line, Inc., Class A (The)	337,200	7,216,080
Men’s Wearhouse, Inc. (The)(a)	310,150	10,452,055
PEP Boys — Manny, Moe & Jack(a)	297,940	3,256,484
Rent-A-Center, Inc.(a)	291,811	8,917,744
Select Comfort Corp.(a)(b)	103,820	1,866,684
Stage Stores, Inc.(a)	242,770	4,078,536

Total		59,582,442

Textiles, Apparel & Luxury Goods (0.5%)
Columbia Sportswear Co.(a)	42,800	2,713,520
Iconix Brand Group, Inc.(b)	71,780	1,737,076
Skechers U.S.A., Inc., Class A(b)	62,300	902,104
True Religion Apparel, Inc.(a)(b)	99,880	2,904,510

Total		8,257,210

TOTAL CONSUMER DISCRECTIONARY		226,449,423

CONSUMER STAPLES (3.2%)
Beverages (0.2%)
Cott Corp.(b)(c)	371,250	3,122,212

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club, Inc.(b)	29,310	1,475,759
Ruddick Corp.(a)	315,153	13,721,762
Susser Holdings Corp.(a)(b)	32,660	513,415
Village Super Market, Inc., Class A(a)	137,330	3,805,414
Winn-Dixie Stores, Inc.(a)(b)	394,870	3,336,651

Total		22,853,001

Food Products (1.2%)
Fresh Del Monte Produce, Inc.(c)	64,720	1,726,082
Hain Celestial Group, Inc. (The)(b)	56,350	1,879,836
Harbinger Group, Inc.(a)(b)	355,450	2,171,799
Industrias Bachoco SAB de CV, ADR(c)	132,748	3,199,227
J&J Snack Foods Corp.(a)	75,243	3,750,864
Lancaster Colony Corp.(a)	62,556	3,804,656
Seneca Foods Corp., Class A(a)(b)	90,110	2,305,014

Total		18,837,478

Personal Products (0.1%)
Elizabeth Arden, Inc.(b)	59,430	1,725,253

Tobacco (0.2%)
Alliance One International, Inc.(a)(b)	445,635	1,439,401
Universal Corp.(a)	43,980	1,656,727

Total		3,096,128

TOTAL CONSUMER STAPLES		49,634,072

ENERGY (5.1%)
Energy Equipment & Services (1.2%)
Bristow Group, Inc.(a)	102,210	5,214,755
Helix Energy Solutions Group, Inc.(a)(b)	110,230	1,825,409
Matrix Service Co.(b)	11,440	153,067
Parker Drilling Co.(a)(b)	682,652	3,993,514
Tetra Technologies, Inc.(b)	203,670	2,592,719
Tidewater, Inc.	84,000	4,520,040

Total		18,299,504

Oil, Gas & Consumable Fuels (3.9%)
Berry Petroleum Co., Class A(a)	69,500	3,692,535
Bill Barrett Corp.(a)(b)	37,680	1,746,468
Cloud Peak Energy, Inc.(a)(b)	158,150	3,368,595
Endeavour International Corp.(a)(b)	140,890	2,123,212
Energy Partners Ltd.(a)(b)	199,500	2,954,595
Evolution Petroleum Corp.(a)(b)	473,093	3,358,960
HollyFrontier Corp.	48,400	3,358,960
Miller Energy Resources Inc(a)(b)	343,040	2,195,456
Overseas Shipholding Group, Inc.	298,635	8,045,227
Patriot Coal Corp.(a)(b)	52,570	1,170,208
Penn Virginia Corp.(a)	596,000	7,873,160
Rex Energy Corp.(a)(b)	130,450	1,339,722
SM Energy Co.(a)	83,200	6,113,536
Stone Energy Corp.(b)	49,400	1,501,266
Teekay Tankers Ltd., Class A(a)(c)	213,900	2,010,660
Tesoro Corp.(a)(b)	282,000	6,460,620
USEC, Inc.(a)(b)	228,400	762,856
W&T Offshore, Inc.(a)	59,410	1,551,789

Total		59,627,825

TOTAL ENERGY		77,927,329

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  135

Portfolio of Investments (continued)

VP – Partners Small Cap Value Fund

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (20.3%)
Capital Markets (1.4%)
Artio Global Investors, Inc.(a)	60,480	$683,424
Capital Southwest Corp.(a)	19,030	1,755,898
Federated Investors, Inc., Class B(a)	292,620	6,976,061
Janus Capital Group, Inc.	489,700	4,622,768
Knight Capital Group, Inc., Class A(b)	97,620	1,075,772
Medallion Financial Corp.(a)	263,928	2,573,298
Oppenheimer Holdings, Inc., Class A(a)	95,002	2,680,006
SWS Group, Inc.	208,130	1,246,699

Total		21,613,926

Commercial Banks (4.8%)
Bank of the Ozarks, Inc.(a)	46,300	2,410,378
Banner Corp.(a)	133,642	2,338,735
Cathay General Bancorp(a)	79,090	1,296,285
Center Financial Corp.(b)	73,000	463,550
Community Bank System, Inc.(a)	207,440	5,142,438
CVB Financial Corp.(a)	202,610	1,874,142
First Busey Corp.(a)	284,710	1,506,116
First Citizens BancShares Inc., Class A	23,425	4,385,628
First Financial Bancorp(a)	83,640	1,395,952
FirstMerit Corp.	92,100	1,520,571
Fulton Financial Corp.(a)	473,200	5,067,972
Iberiabank Corp.(a)	24,480	1,411,027
Independent Bank Corp.(a)	3,580	93,975
International Bancshares Corp.(a)	88,410	1,479,099
Nara Bancorp, Inc.(a)(b)	36,400	295,932
National Penn Bancshares, Inc.	147,060	1,166,186
NBT Bancorp, Inc.(a)	72,340	1,600,884
Prosperity Bancshares, Inc.(a)	281,290	12,326,128
Southside Bancshares, Inc.(a)	18,300	363,255
SVB Financial Group(a)(b)	29,450	1,758,460
Synovus Financial Corp.(a)	3,406,900	7,086,352
Tompkins Financial Corp.	29,820	1,170,137
Trustmark Corp.(a)	187,650	4,392,886
Webster Financial Corp.	82,080	1,725,322
Westamerica Bancorporation(a)	93,100	4,585,175
Wintrust Financial Corp.(a)	204,210	6,571,478

Total		73,428,063

Consumer Finance (0.5%)
Cash America International, Inc.(a)	117,116	6,777,503
Dollar Financial Corp.(a)(b)	51,510	1,115,191

Total		7,892,694

Diversified Financial Services (0.1%)
Portfolio Recovery Associates, Inc.(b)	17,400	1,475,346

Insurance (7.6%)
Alterra Capital Holdings Ltd.(c)	443,558	9,891,343
American Equity Investment Life Holding Co.	586,590	7,455,559
American National Insurance Co.(a)	68,826	5,334,015
Amtrust Financial Services, Inc.(a)	81,805	1,863,518
Argo Group International Holdings Ltd.(c)	43,430	1,290,740
Delphi Financial Group, Inc., Class A	63,380	1,851,330
Endurance Specialty Holdings Ltd.(c)	93,600	3,868,488
Enstar Group Ltd.(a)(b)(c)	14,270	1,491,072
Flagstone Reinsurance Holdings SA(a)(c)	658,786	5,553,566
Hilltop Holdings, Inc.(a)(b)	203,310	1,797,260
Horace Mann Educators Corp.	352,152	5,497,093
Infinity Property & Casualty Corp.	31,370	1,714,684
Montpelier Re Holdings Ltd.(c)	718,290	12,929,220
National Financial Partners Corp.(a)(b)	112,940	1,303,328
Navigators Group, Inc. (The)(a)(b)	53,826	2,529,822
Platinum Underwriters Holdings Ltd.(a)(c)	337,640	11,223,154
ProAssurance Corp.(b)	137,910	9,653,700
Protective Life Corp.	165,800	3,834,954
RLI Corp.(a)	28,760	1,780,819
Selective Insurance Group, Inc.(a)	93,970	1,528,892
StanCorp Financial Group, Inc.(a)	77,500	3,269,725
Torchmark Corp.(a)	131,500	8,434,410
Tower Group, Inc.	63,610	1,515,190
Unitrin, Inc.	96,300	2,857,221
White Mountains Insurance Group Ltd.(c)	20,582	8,647,733

Total		117,116,836

Real Estate Investment Trusts (REITs) (4.1%)
American Campus Communities, Inc.	88,200	3,132,864
BioMed Realty Trust, Inc.	96,300	1,852,812
Brandywine Realty Trust(a)	519,120	6,016,601
CBL & Associates Properties, Inc.(a)	53,650	972,675
DCT Industrial Trust, Inc.(a)	305,570	1,598,131
Entertainment Properties Trust(a)	28,830	1,346,361
Equity Lifestyle Properties, Inc.(a)	64,200	4,008,648
Extra Space Storage, Inc.	80,890	1,725,384
First Industrial Realty Trust, Inc.(a)(b)	117,450	1,344,803
First Potomac Realty Trust(a)	208,300	3,189,073
Getty Realty Corp.(a)	58,830	1,484,281
Glimcher Realty Trust	214,060	2,033,570
Government Properties Income Trust(a)	143,900	3,888,178
Gyrodyne Co. of America, Inc.(b)	11,957	810,505
Healthcare Realty Trust, Inc.	62,060	1,280,298
Hersha Hospitality Trust(a)	287,050	1,598,868
Highwoods Properties, Inc.(a)	45,740	1,515,366
LTC Properties, Inc.(a)	104,300	2,901,626
Mack-Cali Realty Corp.	94,900	3,126,006
Medical Properties Trust, Inc.(a)	127,890	1,470,735
MFA Financial, Inc.(a)	719,625	5,785,785
Omega Healthcare Investors, Inc.	74,040	1,555,580
Post Properties, Inc.(a)	35,620	1,451,871
Resource Capital Corp.	186,040	1,175,773
Sovran Self Storage, Inc.(a)	30,090	1,233,690
Strategic Hotels & Resorts, Inc.(b)	237,070	1,678,456
Sunstone Hotel Investors, Inc.(b)	147,550	1,367,788
Two Harbors Investment Corp.	109,250	1,174,438
U-Store-It Trust	158,020	1,662,370

Total		62,382,536

Real Estate Management & Development (0.9%)
Avatar Holdings, Inc.(b)	85,920	1,306,843
MI Developments, Inc.(c)	420,000	12,780,600

Total		14,087,443

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.(a)	415,430	5,313,350
Dime Community Bancshares, Inc.(a)	212,880	3,095,275
Northwest Bancshares, Inc.(a)	127,280	1,601,183
Ocwen Financial Corp.(a)(b)	100,970	1,288,377
Provident Financial Services, Inc.(a)	112,500	1,611,000

Total		12,909,185

TOTAL FINANCIALS		310,906,029

HEALTH CARE (4.9%)
Biotechnology 0.1%)
Momenta Pharmaceuticals, Inc.(a)(b)	91,750	1,785,455

Health Care Equipment & Supplies (2.2%)
Cooper Companies, Inc. (The)	93,600	7,416,864
ICU Medical, Inc.(a)(b)	138,430	6,049,391
Immucor, Inc.(b)	257,920	5,266,726
Invacare Corp.(a)	43,170	1,432,812
Meridian Bioscience, Inc.(a)	189,300	4,564,023
STERIS Corp.(a)	218,080	7,628,439
Wright Medical Group, Inc.(a)(b)	74,030	1,110,450

Total		33,468,705

Health Care Providers & Services (2.2%)
Assisted Living Concepts, Inc., Class A	56,790	952,936
Centene Corp.(b)	54,950	1,952,373
Chemed Corp.	57,790	3,786,401
Ensign Group, Inc. (The)(a)	118,120	3,589,667
Healthsouth Corp.(a)(b)	392,100	10,292,625
Magellan Health Services, Inc.(b)	33,270	1,821,200
National Healthcare Corp.(a)	31,630	1,567,899
Owens & Minor, Inc.(a)	245,470	8,466,260
PSS World Medical, Inc.(a)(b)	56,780	1,590,408

Total		34,019,769

The accompanying Notes to Financial Statements are an integral part of this statement.

136  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Partners Small Cap Value Fund

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (cont.)
Pharmaceuticals (0.4%)
Medicis Pharmaceutical Corp., Class A	136,280	$5,201,808
Par Pharmaceutical Companies, Inc.(b)	43,360	1,430,013

Total		6,631,821

TOTAL HEALTH CARE		75,905,750

INDUSTRIALS (17.2%)
Aerospace & Defense (0.8%)
Ceradyne, Inc.(b)	39,200	1,528,408
Cubic Corp.	29,460	1,502,165
Curtiss-Wright Corp.	135,180	4,375,777
Hexcel Corp.(b)	81,540	1,784,911
Moog, Inc., Class A(a)(b)	37,780	1,644,186
Teledyne Technologies, Inc.(a)(b)	27,990	1,409,576

Total		12,245,023

Air Freight & Logistics (0.6%)
Forward Air Corp.	285,500	9,647,045

Airlines (2.2%)
Air France-KLM, ADR(a)(b)(c)	147,650	2,271,595
Alaska Air Group, Inc.(b)	26,760	1,831,990
Allegiant Travel Co.(b)	40,340	1,996,830
Hawaiian Holdings, Inc.(a)(b)	253,190	1,443,183
JetBlue Airways Corp.(a)(b)	3,353,552	20,456,667
Southwest Airlines Co.(a)	463,299	5,290,875

Total		33,291,140

Building Products (1.4%)
Ameron International Corp.	22,610	1,485,025
AO Smith Corp.	129,550	5,479,965
Gibraltar Industries, Inc.(a)(b)	307,563	3,481,613
Simpson Manufacturing Co., Inc.(a)	264,600	7,903,602
Trex Co., Inc.(a)(b)	128,100	3,135,888

Total		21,486,093

Commercial Services & Supplies (4.8%)
ABM Industries, Inc.(a)	110,820	2,586,539
APAC Customer Services, Inc.(a)(b)	385,400	2,054,182
Brink’s Co. (The)	490,617	14,635,105
Ennis, Inc.(a)	119,200	2,074,080
G&K Services, Inc., Class A(a)	117,060	3,963,652
Geo Group, Inc. (The)(a)(b)	410,950	9,464,179
Herman Miller, Inc.(a)	324,100	8,822,002
McGrath Rentcorp(a)	56,765	1,593,961
Metalico, Inc.(a)(b)	252,900	1,492,110
Mine Safety Appliances Co.(a)	46,350	1,730,709
Mobile Mini, Inc.(a)(b)	440,600	9,336,314
Standard Parking Corp.(a)(b)	145,040	2,316,289
Steelcase, Inc., Class A(a)	132,370	1,507,694
SYKES Enterprises, Inc.(a)(b)	68,200	1,468,346
Tetra Tech, Inc.(a)(b)	75,240	1,692,900
Unifirst Corp.(a)	136,786	7,686,005
United Stationers, Inc.(a)	51,840	1,836,691

Total		74,260,758

Construction & Engineering (1.0%)
Comfort Systems U.S.A., Inc.(a)	394,718	4,187,958
Insituform Technologies, Inc., Class A(a)(b)	307,900	6,456,663
MasTec, Inc.(a)(b)	56,920	1,122,462
Sterling Construction Co., Inc.(a)(b)	64,300	885,411
Tutor Perini Corp.(a)	105,930	2,031,738

Total		14,684,232

Electrical Equipment (1.5%)
Belden, Inc.(a)	108,300	3,775,338
Brady Corp., Class A	51,940	1,665,196
EnerSys(b)	52,440	1,804,985
Franklin Electric Co., Inc.(a)	132,644	6,227,636
Regal-Beloit Corp.	131,400	8,773,578

Total		22,246,733

Machinery (2.3%)
Actuant Corp., Class A(a)	73,920	1,983,273
Astec Industries, Inc.(a)(b)	43,600	1,612,328
Barnes Group, Inc.(a)	77,600	1,925,256
Mueller Industries, Inc.	47,760	1,810,582
Oshkosh Corp.(b)	202,100	5,848,774
Robbins & Myers, Inc.(a)	38,920	2,056,922
Tecumseh Products Co., Class B(b)	29,977	297,672
Terex Corp.(b)	370,600	10,543,570
Toro Co. (The)	72,450	4,383,225
Trimas Corp.(a)(b)	88,980	2,202,255
Wabash National Corp.(a)(b)	133,490	1,250,801
Watts Water Technologies, Inc., Class A(a)	44,660	1,581,411

Total		35,496,069

Professional Services (1.6%)
CDI Corp.(a)	54,300	721,647
Dolan Co. (The)(a)(b)	176,090	1,491,482
FTI Consulting, Inc.(a)(b)	53,030	2,011,958
Insperity, Inc.(a)	246,230	7,290,870
Kelly Services, Inc., Class A(a)(b)	89,480	1,476,420
Korn/Ferry International(b)	508,430	11,180,376

Total		24,172,753

Trading Companies & Distributors (1.0%)
GATX Corp.(a)	118,150	4,385,728
RSC Holdings, Inc.(b)	795,500	9,514,180
TAL International Group, Inc.(a)	45,420	1,568,352

Total		15,468,260

TOTAL INDUSTRIALS		262,998,106

INFORMATION TECHNOLOGY (14.4%)
Communications Equipment (0.6%)
Arris Group, Inc.(a)(b)	129,610	1,504,772
Ituran Location and Control Ltd.(a)(c)	98,114	1,382,427
Plantronics, Inc.(a)	184,840	6,752,205

Total		9,639,404

Electronic Equipment, Instruments & Components (7.4%)
Celestica, Inc.(b)(c)	1,190,717	10,430,681
Cognex Corp.(a)	290,600	10,295,958
CTS Corp.(a)	256,700	2,482,289
Electro Rent Corp.(a)	190,810	3,266,667
FARO Technologies, Inc.(a)(b)	117,800	5,159,640
Hollysys Automation Technologies Ltd.(a)(b)(c)	171,490	1,598,287
Ingram Micro, Inc., Class A(b)	826,859	14,999,222
Insight Enterprises, Inc.(a)(b)	80,280	1,421,759
Itron, Inc.(b)	41,570	2,002,011
Littelfuse, Inc.(a)	138,700	8,144,464
Mercury Computer Systems, Inc.(a)(b)	284,800	5,320,064
Park Electrochemical Corp.(a)	355,042	9,923,424
Plexus Corp.(a)(b)	303,000	10,547,430
Rofin-Sinar Technologies, Inc.(a)(b)	39,720	1,356,438
Sanmina-SCI Corp.(a)(b)	854,583	8,827,842
Scansource, Inc.(a)(b)	48,330	1,811,409
SYNNEX Corp.(a)(b)	42,620	1,351,054
Vishay Intertechnology, Inc.(a)(b)	853,600	12,838,144
Vishay Precision Group, Inc.(a)(b)	47,664	804,568

Total		112,581,351

Internet Software & Services (0.1%)
Internap Network Services Corp.(a)(b)	92,960	683,256
j2 Global Communications, Inc.(a)(b)	50,180	1,416,581

Total		2,099,837

IT Services (3.1%)
CACI International, Inc., Class A(b)	32,020	2,019,822
Cardtronics, Inc.(a)(b)	83,410	1,955,964
Computer Services, Inc.	43,960	1,307,810
CSG Systems International, Inc.(b)	170,030	3,142,154
DST Systems, Inc.	141,360	7,463,808
Mantech International Corp., Class A(a)	145,160	6,448,007
MAXIMUS, Inc.(a)	193,000	15,966,890
NeuStar, Inc., Class A(b)	211,590	5,543,658
SRA International, Inc., Class A(b)	59,090	1,827,063
Wright Express Corp.(a)(b)	30,610	1,593,863

Total		47,269,039

Semiconductors & Semiconductor Equipment (2.0%)
Axcelis Technologies, Inc.(a)(b)	625,000	1,025,000
Brooks Automation, Inc.(b)	858,500	9,323,310
Ceva, Inc.(a)(b)	47,800	1,455,988
Cymer, Inc.(a)(b)	24,860	1,230,819
Kopin Corp.(a)(b)	260,650	1,227,661
Micron Technology, Inc.(b)	1,000,000	7,480,000
Photronics, Inc.(a)(b)	131,014	1,109,689
Semiconductor Manufacturing International Corp., ADR(a)(b)(c)(d)	1,584,470	6,401,259
Suntech Power Holdings Co., Ltd., ADR(a)(b)(c)	149,450	1,176,171

Total		30,429,897

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  137

Portfolio of Investments (continued)

VP – Partners Small Cap Value Fund

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (cont.)
Software (1.2%)
Blackbaud, Inc.(a)	210,750	$5,841,990
Ebix, Inc.(a)(b)	86,650	1,650,682
Mentor Graphics Corp.(a)(b)	603,600	7,732,116
Quest Software, Inc.(b)	64,820	1,473,359
Verint Systems, Inc.(b)	48,050	1,779,772

Total		18,477,919

TOTAL INFORMATION TECHNOLOGY		220,497,447

MATERIALS (5.5%)
Chemicals (2.7%)
Arch Chemicals, Inc.	121,400	4,181,016
Cabot Corp.	125,700	5,011,659
Georgia Gulf Corp.(b)	43,970	1,061,436
H.B. Fuller Co.	79,810	1,948,960
Innophos Holdings, Inc.(a)	90,580	4,420,304
Minerals Technologies, Inc.	30,640	2,031,126
OM Group, Inc.(b)	36,230	1,472,387
PolyOne Corp.(a)	813,150	12,579,431
Sensient Technologies Corp.(a)	137,460	5,095,642
Stepan Co.(a)	52,730	3,738,557

Total		41,540,518

Containers & Packaging (0.7%)
AptarGroup, Inc.	79,095	4,139,832
Boise, Inc.	207,200	1,614,088
Temple-Inland, Inc.	140,765	4,186,351

Total		9,940,271

Metals & Mining (0.5%)
AK Steel Holding Corp.	117,890	1,857,946
Schnitzer Steel Industries, Inc., Class A(a)	67,800	3,905,280
Silvercorp Metals, Inc.(a)(c)	211,200	1,981,056

Total		7,744,282

Paper & Forest Products (1.6%)
AbitibiBowater, Inc.(a)(b)	405,556	8,232,787
Buckeye Technologies, Inc.	153,090	4,130,368
Louisiana-Pacific Corp.(a)(b)	1,122,510	9,137,232
Schweitzer-Mauduit International, Inc.	59,500	3,340,925

Total		24,841,312

TOTAL MATERIALS		84,066,383

TELECOMMUNICATION SERVICES (0.1%)
Diversified Telecommunication Services (0.1%)
Atlantic Tele-Network, Inc.(a)	58,200	2,232,552

TOTAL TELECOMMUNICATION SERVICES		2,232,552

UTILITIES (5.7%)
Electric Utilities (3.0%)
Cleco Corp.	37,640	1,311,754
El Paso Electric Co.	59,680	1,927,664
IDACORP, Inc.	254,600	10,056,700
Pinnacle West Capital Corp.	51,632	2,301,754
PNM Resources, Inc.(a)	818,530	13,702,192
Portland General Electric Co.(a)	264,890	6,696,419
UIL Holdings Corp.(a)	196,282	6,349,723
Unisource Energy Corp.(a)	120,520	4,499,012

Total		46,845,218

Gas Utilities (1.0%)
Laclede Group, Inc. (The)	58,300	2,205,489
Piedmont Natural Gas Co., Inc.(a)	52,840	1,598,938
South Jersey Industries, Inc.	156,310	8,489,196
Southwest Gas Corp.	37,550	1,449,806
WGL Holdings, Inc.	31,140	1,198,579

Total		14,942,008

Independent Power Producers & Energy Traders (0.5%)
GenOn Energy, Inc.(b)	1,867,900	7,210,094

Multi-Utilities (1.2%)
Avista Corp.(a)	587,580	15,094,930
Black Hills Corp.(a)	55,960	1,683,836
NorthWestern Corp.(a)	56,280	1,863,431

Total		18,642,197

TOTAL UTILITIES		87,639,517

Total Common Stocks
(Cost: $1,121,908,945)		$1,398,256,608

	Shares	Value

Money Market Fund 9.1%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	140,186,548	$140,186,548

Total Money Market Fund
(Cost: $140,186,548)		$140,186,548

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.0%

Asset-Backed Commercial Paper (0.7%)
Cancara Asset Securitisation LLC
07/13/11	0.150%	$4,999,375	$4,999,375
07/19/11	0.250%	4,996,875	4,996,875

Total			9,996,250

Certificates of Deposit (17.0%)
Australia and New Zealand Bank Group, Ltd.
07/25/11	0.190%	5,000,000	5,000,000
07/29/11	0.220%	5,000,000	5,000,000
Bank of America, National Association
10/03/11	0.350%	10,000,000	10,000,000
Barclays Bank PLC
08/19/11	0.330%	9,000,000	9,000,000
09/13/11	0.310%	5,000,000	5,000,000
Clydesdale Bank PLC

07/21/11	0.280%	9,992,927	9,992,927
Commerzbank AG
07/20/11	0.220%	12,000,000	12,000,000
Credit Agricole
08/23/11	0.230%	9,994,125	9,994,125
Credit Industrial et Commercial
11/21/11	0.410%	15,000,000	15,000,000
Credit Suisse
10/25/11	0.236%	12,000,000	12,000,000
DZ Bank AG
07/12/11	0.200%	2,000,000	2,000,000
07/27/11	0.150%	7,000,000	7,000,000
Den Danske Bank
07/13/11	0.210%	9,981,876	9,981,876
Deutsche Bank AG
07/08/11	0.260%	15,000,000	15,000,000
Development Bank of Singapore Ltd.
08/09/11	0.300%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	10,000,000	10,000,000
KBC Bank NV
07/05/11	0.300%	1,000,000	1,000,000
07/07/11	0.300%	15,000,000	15,000,000
07/14/11	0.280	3,000,000	3,000,000
Landesbank Hessen Thuringen
07/27/11	0.218%	10,000,021	10,000,021
Lloyds Bank PLC
10/03/11	0.260%	8,000,000	8,000,000
N.V. Bank Nederlandse Gemeenten
07/27/11	0.270%	5,000,000	5,000,000
08/05/11	0.260%	1,500,000	1,500,000
National Australia Bank
11/18/11	0.211%	3,999,983	3,999,983
National Bank of Canada
10/07/11	0.240%	10,000,000	10,000,000
11/18/11	0.186%	4,000,000	4,000,000
Natixis
09/07/11	0.544%	15,000,000	15,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	8,000,000	8,000,000
Societe Generale
09/23/11	0.411%	10,000,000	10,000,000
Swedbank AB
08/05/11	0.240%	10,000,000	10,000,000
Union Bank of Switzerland
08/15/11	0.287%	4,000,000	4,000,000
United Overseas Bank Ltd.
08/26/11	0.300%	5,000,000	5,000,000

Total			260,468,932

Commercial Paper (1.6%)
Erste Finance (Delaware) LLC
07/18/11	0.210%	14,997,287	14,997,287
Suncorp Metway Ltd.
07/05/11	0.240%	9,997,667	9,997,667

Total			24,994,954

Money Market Fund (1.3%)
JPMorgan Prime Money Market Fund, 0.010%(e)
		20,000,000	20,000,000

Other Short-Term Obligations (0.8%)
The Goldman Sachs Group, Inc.
07/19/11	0.300	5,000,000	5,000,000
08/08/11	0.300%	8,000,000	8,000,000

Total			13,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

138  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Partners Small Cap Value Fund

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (3.6%)
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $2,000,002(g)
	0.040%	$2,000,000	$2,000,000
MF Global Holdings Ltd. dated 06/30/11, matures 07/01/11, repurchase price $30,000,125(g)
	0.150%	30,000,000	30,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $15,000,050(g)
	0.120%	15,000,000	15,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,441,762(g)
	0.080%	5,441,750	5,441,750
Royal Bank of Canada dated 06/30/11, matures 07/01/11, repurchase price $2,194,834(g)
	0.050%	2,194,831	2,194,831

Total			54,636,581

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $383,096,717)			$383,096,717

Total Investments)
(Cost: $1,645,192,210)			1,921,539,873
Other Assets & Liabilities, Net			(388,465,512)

Net Assets			1,533,074,361

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 6.72% of net assets.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $6,401,259, which represents 0.42% of net assets.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(f)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales cost/			or
	Beginning	Purchase	proceeds	Realized	Ending	Interest
Issuer	cost	cost	from sales	gain/loss	cost	Income	Value
Columbia Short-Term Cash Fund	$127,055,056	$176,541,768	$(163,410,276)	$—	$140,186,548	$130,263	$140,186,548

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.040%)
Security Description	Value
Fannie Mae Pool	$1,898,888
Freddie Mac Non Gold Pool	141,112

Total Market Value of Collateral Securities	$2,040,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  139

Portfolio of Investments (continued)

VP – Partners Small Cap Value Fund

Notes to Portfolio of Investments (continued)

MF Global Holdings Ltd. (0.150%)
Security Description	Value
Fannie Mae Pool	$20,813,072
Fannie Mae REMICS	562,273
Freddie Mac Gold Pool	29,204
Freddie Mac Non Gold Pool	345,337
Freddie Mac REMICS	418,635
Ginnie Mae I Pool	3,356,736
Ginnie Mae II Pool	3,781,889
Government National Mortgage Association	1,293,038

Total Market Value of Collateral Securities	$30,600,184

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$531,788
Ginnie Mae I Pool	13,061,706
Government National Mortgage Association	1,706,506

Total Market Value of Collateral Securities	$15,300,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$5,550,610

Total Market Value of Collateral Securities	$5,550,610

Royal Bank of Canada (0.050%)
Security Description	Value
Fannie Mae Pool	$1,279,376
Federal Home Loan Mortgage Corp	53
Freddie Mac Gold Pool	269,481
Freddie Mac Non Gold Pool	7,649
Freddie Mac REMICS	676,644
Ginnie Mae II Pool	5,524

Total Market Value of Collateral Securities	$2,238,727

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

140  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Partners Small Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  141

Portfolio of Investments (continued)

VP – Partners Small Cap Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$226,449,423	$—	$—	$226,449,423
Consumer Staples	49,634,072	—	—	49,634,072
Energy	77,927,329	—	—	77,927,329
Financials	310,906,029	—	—	310,906,029
Health Care	75,905,750	—	—	75,905,750
Industrials	262,998,106	—	—	262,998,106
Information Technology	220,497,447	—	—	220,497,447
Materials	84,066,383	—	—	84,066,383
Telecommunication Services	2,232,552	—	—	2,232,552
Utilities	87,639,517	—	—	87,639,517

Total Equity Securities	1,398,256,608	—	—	1,398,256,608

Other
Affiliated Money Market Fund(c)	140,186,548	—	—	140,186,548
Investments of Cash Collateral Received for Securities on Loan	20,000,000	363,096,717	—	383,096,717

Total Other	160,186,548	363,096,717	—	523,283,265

Total	$1,558,443,156	$363,096,717	$—	$1,921,539,873

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

142  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

	Columbia	Columbia	Columbia
	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	Balanced	Cash Management	Diversified Bond
June 30, 2011 (Unaudited)	Fund	Fund	Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $860,562,830, $740,438,310, and $4,065,342,502 )	$930,303,644	$740,438,310	$4,118,531,840
Repurchase agreements (identified cost $ — , $14,800,000, and $ — )	—	14,800,000	—
Affiliated issuers (identified cost $32,216,306, $ — , and $176,678,397)	32,216,306	—	176,678,397
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $27,500,000, $ — , and $630,926,990)	27,500,000	—	630,926,990
Repurchase agreements (identified cost $19,257,057, $ — , and $122,588,308)	19,257,057	—	122,588,308

Total investments (identified cost $939,536,193, $755,238,310, and $4,995,536,197)	1,009,277,007	755,238,310	5,048,725,535
Cash	—	100,667	422,676
Foreign currency (identified cost $172,091, $ — , and $2,837)	173,467	—	2,870
Unrealized appreciation on swap contracts	—	—	24,193
Premiums paid on outstanding credit default swap contracts	—	—	4,785,802
Receivable for:
Capital shares sold	—	—	10,502
Investments sold	2,918,130	—	53,957,907
Dividends	779,994	—	40,853
Interest	2,650,476	21,363	28,302,414
Reclaims	8,630	—	36,558
Variation margin on futures contracts	—	—	2,003,441
Expense reimbursement due from Investment Manager	76,544	160,219	—

Total assets	1,015,884,248	755,520,559	5,138,312,751

Liabilities
Bank overdraft	79,120	—	—
Due upon return of securities on loan	46,757,057	—	753,515,298
Unrealized depreciation on swap contracts	—	—	697,366
Premiums received on outstanding credit default swap contracts	—	—	416,414
Payable for:
Investments purchased	39,823	—	42,748,964
Investments purchased on a delayed delivery basis	29,625,238	10,000,000	345,130,890
Capital shares purchased	1,161,441	646,855	1,953,068
Dividend distributions to shareholders	—	204	—
Investment management fees	487,639	203,196	1,361,221
Distribution fees	95,356	55,270	162,450
Transfer agent fees	45,769	36,944	198,015
Administration fees	44,010	35,920	195,836
Other expenses	212,155	166,734	682,543

Total liabilities	78,547,608	11,145,123	1,147,062,065

Net assets applicable to outstanding capital stock	$937,336,640	$744,375,436	$3,991,250,686

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  143

Statement of Assets and Liabilities (continued)

	Columbia	Columbia	Columbia
	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	Balanced	Cash Management	Diversified Bond
June 30, 2011 (Unaudited)	Fund	Fund	Fund
Represented by
Paid-in capital	$—	$747,007,286	$3,802,782,808
Undistributed (excess of distributions over) net investment income	—	(26,801)	63,335,868
Accumulated net realized gain (loss)	—	(2,605,049)	74,140,133
Unrealized appreciation (depreciation) on:
Investments	—	—	53,189,338
Foreign currency translations	—	—	1,046
Futures contracts	—	—	(1,525,334)
Swap contracts	—	—	(673,173)
Partners’ capital	937,336,640	—	—

Total — representing net assets applicable to outstanding capital stock	$937,336,640	$744,375,436	$3,991,250,686

*Value of securities on loan	$46,150,912	$—	$996,328,244

Net assets applicable to outstanding shares
Class 1	$—	$217,928,869	$2,436,015,483
Class 2	$—	$6,891,200	$7,399,183
Class 3	$937,336,640	$519,555,367	$1,547,836,020
Shares outstanding
Class 1	—	217,923,949	226,639,082
Class 2	—	6,891,580	689,210
Class 3	64,449,126	519,564,009	143,859,889
Net asset value per share
Class 1	$—	$1.00	$10.75
Class 2	$—	$1.00	$10.74
Class 3	$14.54	$1.00	$10.76

The accompanying Notes to Financial Statements are an integral part of this statement.

144  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

		Columbia
	Columbia	Variable Portfolio –	Columbia
	Variable Portfolio –	Emerging Markets	Variable Portfolio –
	Dynamic Equity	Opportunity	Global Bond
June 30, 2011 (Unaudited)	Fund	Fund	Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,126,783,606, $887,047,453, and $1,460,558,446)	$1,363,560,036	$1,034,253,062	$1,590,327,049
Affiliated issuers (identified cost $9,276,673, $2,957,881, and $62,042,904)	9,276,673	2,957,881	62,042,904
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $226,482,736, $11,000,000, and $8,000,000)	226,482,736	11,000,000	8,000,000
Repurchase agreements (identified cost $25,348,363, $21,713,745, and $34,183,762)	25,348,363	21,713,745	34,183,762

Total investments (identified cost $1,387,891,378, $922,719,079, and $1,564,785,112)	1,624,667,808	1,069,924,688	1,694,553,715
Foreign currency (identified cost $ — , $7,117,336, and $34,403,784)	—	7,151,831	34,802,748
Margin deposits on future contracts	—	—	2,675,566
Unrealized appreciation on forward foreign currency exchange contracts	—	46,855	6,365,843
Receivable for:
Capital shares sold	8,386	10,468	24,478
Investments sold	25,857,926	12,723,098	10,817,422
Dividends	1,233,195	3,288,943	7,937
Interest	45,650	3,234	24,191,922
Reclaims	39,448	85,094	952,413
Variation margin on futures contracts	154,000	—	—
Expense reimbursement due from Investment Manager	82,882	—	—

Total assets	1,652,089,295	1,093,234,211	1,774,392,044

Liabilities
Disbursements in excess of cash	—	—	3,250,989
Due upon return of securities on loan	251,831,099	32,713,745	42,183,762
Unrealized depreciation on forward foreign currency exchange contracts	—	62,879	3,273,015
Payable for:
Investments purchased	17,205,589	6,274,149	3,699,914
Investments purchased on a delayed delivery basis	—	—	2,505,337
Capital shares purchased	1,711,198	503,169	581,638
Variation margin on futures contracts	—	—	109,931
Investment management fees	724,404	909,252	776,285
Distribution fees	138,457	52,845	51,770
Transfer agent fees	66,452	51,067	84,489
Administration fees	61,542	65,744	104,738
Other expenses	263,753	577,495	219,507

Total liabilities	272,002,494	41,210,345	56,841,375

Net assets applicable to outstanding capital stock	$1,380,086,801	$1,052,023,866	$1,717,550,669

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  145

Statement of Assets and Liabilities (continued)

		Columbia
	Columbia	Variable Portfolio –	Columbia
	Variable Portfolio –	Emerging Markets	Variable Portfolio –
	Dynamic Equity	Opportunity	Global Bond
June 30, 2011 (Unaudited)	Fund	Fund	Fund
Represented by
Paid-in capital	$—	$864,568,388	$1,588,656,878
Undistributed (excess of distributions over) net investment income	—	(589,506)	(4,221,456)
Accumulated net realized gain (loss)	—	40,722,015	324,145
Unrealized appreciation (depreciation) on:
Investments	—	147,205,609	129,768,603
Foreign currency translations	—	133,384	735,422
Forward foreign currency exchange contracts	—	(16,024)	3,092,828
Futures contracts	—	—	(805,751)
Partners’ capital	1,380,086,801	—	—

Total — representing net assets applicable to outstanding capital stock	$1,380,086,801	$1,052,023,866	$1,717,550,669

*Value of securities on loan	$258,993,731	$30,395,740	$43,457,936

Net assets applicable to outstanding shares
Class 1	$5,868	$538,227,485	$1,218,786,732
Class 2	$114,729	$4,344,474	$3,707,116
Class 3	$1,379,966,204	$509,451,907	$495,056,821
Shares outstanding
Class 1	278	30,911,468	101,617,523
Class 2	5,450	249,965	309,346
Class 3	65,490,690	29,274,798	41,263,703
Net asset value per share
Class 1	$21.11	$17.41	$11.99
Class 2	$21.05	$17.38	$11.98
Class 3	$21.07	$17.40	$12.00

The accompanying Notes to Financial Statements are an integral part of this statement.

146  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Columbia
	Variable Portfolio –	Columbia	Columbia
	Global Inflation	Variable Portfolio –	Variable Portfolio –
	Protected Securities	High Yield Bond	Income Opportunities
June 30, 2011 (Unaudited)	Fund	Fund	Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,692,351,520, $603,520,223, and $1,101,763,183)	$2,784,806,832	$620,595,798	$1,141,032,866
Affiliated issuers (identified cost $22,498,886, $24,389,411, and $41,225,782)	22,498,886	24,389,411	41,225,782
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $637,938,412, $35,000,000, and $262,965,964)	637,938,412	35,000,000	262,965,964
Repurchase agreements (identified cost $84,451,441, $20,042,273, and $46,478,167)	84,451,441	20,042,273	46,478,167

Total investments (identified cost $3,437,240,259, $682,951,907, and $1,452,433,096)	3,529,695,571	700,027,482	1,491,702,779
Cash	—	—	452,606
Foreign currency (identified cost $3,911,796, $ — , and $ — )	3,982,336	—	—
Margin deposits on future contracts	1,889,427	—	—
Unrealized appreciation on forward foreign currency exchange contracts	12,430,612	—	—
Receivable for:
Capital shares sold	—	45,598	10,500
Investments sold	14,407,859	8,654,154	6,739,332
Dividends	1,078	3,454	5,779
Interest	23,170,891	11,627,670	19,831,924
Reclaims	149,996	1,547	2,719
Variation margin on futures contracts	377,326	—	—

Total assets	3,586,105,096	720,359,905	1,518,745,639

Liabilities
Disbursements in excess of cash	107,456	—	—
Due upon return of securities on loan	722,389,853	55,042,273	309,444,131
Unrealized depreciation on forward foreign currency exchange contracts	13,627,582	—	—
Payable for:
Investments purchased	68,614,993	1,639,445	223,088
Investments purchased on a delayed delivery basis	—	4,095,244	7,285,407
Capital shares purchased	293,936	771,030	282,526
Investment management fees	949,781	315,770	560,584
Distribution fees	33,018	68,660	26,247
Transfer agent fees	136,633	32,698	59,024
Administration fees	142,798	37,478	65,189
Other expenses	316,022	141,300	162,958

Total liabilities	806,612,072	62,143,898	318,109,154

Net assets applicable to outstanding capital stock	$2,779,493,024	$658,216,007	$1,200,636,485

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  147

Statement of Assets and Liabilities (continued)

	Columbia
	Variable Portfolio –	Columbia	Columbia
	Global Inflation	Variable Portfolio –	Variable Portfolio –
	Protected Securities	High Yield Bond	Income Opportunities
June 30, 2011 (Unaudited)	Fund	Fund	Fund
Represented by
Paid-in capital	$2,910,435,530	$727,468,388	$1,091,261,710
Undistributed (excess of distributions over) net investment income	(178,747,489)	25,410,205	39,234,184
Accumulated net realized gain (loss)	(43,102,101)	(111,738,161)	30,870,908
Unrealized appreciation (depreciation) on:
Investments	92,455,312	17,075,575	39,269,683
Foreign currency translations	405,725	—	—
Forward foreign currency exchange contracts	(1,196,970)	—	—
Futures contracts	(756,983)	—	—

Total — representing net assets applicable to outstanding capital stock	$2,779,493,024	$658,216,007	$1,200,636,485

*Value of securities on loan	$703,305,431	$57,181,215	$305,769,930

Net assets applicable to outstanding shares
Class 1	$2,461,944,842	$5,639	$948,931,338
Class 2	$2,932,115	$5,609,423	$2,860,437
Class 3	$314,616,067	$652,600,945	$248,844,710
Shares outstanding
Class 1	271,281,994	848	96,561,124
Class 2	323,707	845,905	291,786
Class 3	34,625,054	98,155,245	25,253,235
Net asset value per share
Class 1	$9.08	$6.65	$9.83
Class 2	$9.06	$6.63	$9.80
Class 3	$9.09	$6.65	$9.85

The accompanying Notes to Financial Statements are an integral part of this statement.

148  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Columbia
	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	Mid Cap Growth	Davis New York	Goldman Sachs
	Opportunity	Venture	Mid Cap Value
June 30, 2011 (Unaudited)	Fund	Fund	Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $352,951,858, $1,025,313,032, $842,624,024)	$388,223,586	$1,299,947,236	$949,385,315
Affiliated issuers (identified cost $3,962,396, $72,214,887, $20,672,973)	3,962,396	72,214,887	20,672,973
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $79,489,819, $171,982,969, $ — )	79,489,819	171,982,969	—
Repurchase agreements (identified cost $24,488,417, $38,539,218, $ — )	24,488,417	38,539,218	—

Total investments (identified cost $460,892,490, $1,308,050,106, $863,296,997)	496,164,218	1,582,684,310	970,058,288
Cash	—	—	10,935
Foreign currency (identified cost $ — , $8,704, $ — )	—	8,710	—
Receivable for:
Capital shares sold	—	—	19,260
Investments sold	1,155,972	7,671,363	1,758,655
Dividends	103,438	2,178,569	1,251,341
Interest	60,679	72,436	—
Reclaims	—	364,669	346

Total assets	497,484,307	1,592,980,057	973,098,825

Liabilities
Due upon return of securities on loan	103,978,236	210,522,187	—
Payable for:
Investments purchased	—	11,138,225	2,742,328
Capital shares purchased	464,088	312,473	15,789
Investment management fees	240,583	775,575	595,024
Distribution fees	39,625	7,584	2,117
Transfer agent fees	18,993	65,712	46,469
Administration fees	18,993	60,925	44,651
Other expenses	92,301	186,225	59,574
Other liabilities	501,506	—	—

Total liabilities	105,354,325	223,068,906	3,505,952

Net assets applicable to outstanding capital stock	$392,129,982	$1,369,911,151	$969,592,873

Represented by
Partners’ capital	$392,129,982	$1,369,911,151	$969,592,873

Total — representing net assets applicable to outstanding capital stock	$392,129,982	$1,369,911,151	$969,592,873

*Value of securities on loan	$102,303,092	$208,300,454	$—

Net assets applicable to outstanding shares
Class 1	$5,655	$1,296,353,398	$950,202,132
Class 2	$644,334	$1,067,316	$1,949,807
Class 3	$391,479,993	$72,490,437	$17,440,934
Shares outstanding
Class 1	376	126,091,126	80,119,781
Class 2	42,934	103,965	164,838
Class 3	26,064,443	7,059,494	1,471,845
Net asset value per share
Class 1	$15.04	$10.28	$11.86
Class 2	$15.01	$10.27	$11.83
Class 3	$15.02	$10.27	$11.85

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  149

Statement of Assets and Liabilities (continued)

Variable
Portfolio –
Partners Small
Cap Value
June 30, 2011 (Unaudited)	Fund
Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,121,908,945)	$1,398,256,608
Affiliated issuers (identified cost $140,186,548)	140,186,548
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $328,460,136)	328,460,136
Repurchase agreements (identified cost $54,636,581)	54,636,581

Total investments (identified cost $1,645,192,210)	1,921,539,873
Cash	360
Receivable for:
Capital shares sold	16,037
Investments sold	5,764,866
Dividends	1,254,592
Interest	103,852
Reclaims	422
Expense reimbursement due from Investment Manager	19,363

Total assets	1,928,699,365

Liabilities
Due upon return of securities on loan	383,096,717
Payable for:
Investments purchased	10,110,157
Capital shares purchased	947,290
Investment management fees	1,109,586
Distribution fees	26,670
Transfer agent fees	72,979
Administration fees	91,308
Other expenses	170,297

Total liabilities	395,625,004

Net assets applicable to outstanding capital stock	$1,533,074,361

Represented by
Partners’ capital	$1,533,074,361

Total — representing net assets applicable to outstanding capital stock	$1,533,074,361

*Value of securities on loan	$375,713,587

Net assets applicable to outstanding shares
Class 1	$1,268,790,301
Class 2	$975,488
Class 3	$263,308,572
Shares outstanding
Class 1	80,082,522
Class 2	61,770
Class 3	16,655,142
Net asset value per share
Class 1	$15.84
Class 2	$15.79
Class 3	$15.81

The accompanying Notes to Financial Statements are an integral part of this statement.

150  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Statement of Operations

	Columbia	Columbia	Columbia
	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	Balanced	Cash Management	Diversified Bond
Six months ended June 30, 2011 (Unaudited)	Fund	Fund	Fund
Net investment income
Income:
Dividends	$6,613,067	$—	$77,618
Interest	6,428,376	793,326	80,628,292
Dividends from affiliates	34,153	—	448,757
Income from securities lending — net	92,637	—	525,407
Foreign taxes withheld	(73,853)	—	—

Total income	13,094,380	793,326	81,680,074

Expenses:
Investment management fees	2,787,845	1,282,941	8,509,014
Distribution fees
Class 2	—	6,450	6,392
Class 3	594,269	349,088	1,005,864
Transfer agent fees
Class 1	—	64,153	696,258
Class 2	—	1,548	1,534
Class 3	285,239	166,667	482,798
Administration fees	273,865	226,215	1,169,797
Compensation of board members	9,804	8,092	38,404
Custodian fees	32,684	9,408	64,144
Printing and postage fees	126,750	25,256	182,000
Professional fees	21,066	10,886	31,552
Other	27,287	8,657	115,521

Total expenses	4,158,809	2,159,361	12,303,278
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(163,108)	(1,400,086)	—

Total net expenses	3,995,701	759,275	—

Net investment income (loss)	9,098,679	34,051	69,376,796

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	147,893,225	153	110,376,347
Foreign currency transactions	39,543	—	263,150
Forward foreign currency exchange contracts	(33,500)	—	1,326,170
Futures contracts	393,277	—	(9,905,279)
Swap contracts	—	—	12,943

Net realized gain (loss)	148,292,545	153	102,073,331
Net change in unrealized appreciation (depreciation) on:
Investments	(108,542,678)	—	(73,647,586)
Foreign currency translations	(1,494)	—	(52,427)
Forward foreign currency exchange contracts	—	—	382,304
Futures contracts	(374,512)	—	1,017,020
Swap contracts	—	—	(673,173)

Net change in unrealized appreciation (depreciation)	(108,918,684)	—	(72,973,862)

Net realized and unrealized gain (loss)	39,373,861	153	29,099,469

Net change in net assets resulting from operations	$48,472,540	$34,204	$98,476,265

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  151

Statement of Operations (continued)

		Columbia Variable
	Columbia	Portfolio –	Columbia Variable
	Variable Portfolio –	Emerging Markets	Portfolio –
	Dynamic Equity	Opportunity	Global Bond
Six months ended June 30, 2011 (Unaudited)	Fund	Fund	Fund
Net investment income
Income:
Dividends	$14,050,806	$12,769,417	$—
Interest	—	1,901	35,316,464
Dividends from affiliates	11,148	13,058	67,461
Income from securities lending — net	226,180	18,218	24,501
Foreign taxes withheld	—	(1,030,983)	(7,065)

Total income	14,288,134	11,771,611	35,401,361

Expenses:
Investment management fees	4,883,946	5,454,973	5,119,908
Distribution fees
Class 2	70	4,064	3,128
Class 3	864,955	329,535	312,340
Transfer agent fees
Class 1	2	151,535	344,350
Class 2	17	975	751
Class 3	415,164	158,171	149,918
Administration fees	383,180	399,654	614,727
Compensation of board members	14,034	10,651	16,449
Custodian fees	19,261	479,600	115,885
Printing and postage fees	148,851	48,010	42,400
Professional fees	18,650	30,336	24,598
Other	18,245	60,410	24,799

Total expenses	6,766,375	7,127,914	6,769,253
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(166,201)	—	—

Total net expenses	6,600,174	7,127,914	6,769,253

Net investment income (loss)	7,687,960	4,643,697	28,632,108

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	72,998,017	56,398,122	9,581,670
Foreign currency transactions	388	89,352	1,300,043
Forward foreign currency exchange contracts	—	100,727	(2,645,889)
Futures contracts	1,287,266	—	(1,192,639)

Net realized gain (loss)	74,285,671	56,588,201	7,043,185
Net change in unrealized appreciation (depreciation) on:
Investments	38,906,863	(68,961,763)	41,879,457
Foreign currency translations	3,425	(84,070)	226,226
Forward foreign currency exchange contracts	—	(16,024)	2,254,137
Futures contracts	131,371	—	(1,663,678)

Net change in unrealized appreciation (depreciation)	39,041,659	(69,061,857)	42,696,142

Net realized and unrealized gain (loss)	113,327,330	(12,473,656)	49,739,327

Net change in net assets resulting from operations	$121,015,290	$(7,829,959)	$78,371,435

The accompanying Notes to Financial Statements are an integral part of this statement.

152  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Columbia
	Variable Portfolio –
	Global Inflation	Columbia Variable	Columbia Variable
	Protected	Portfolio –High	Portfolio –Income
Six months ended June 30, 2011 (Unaudited)	Securities Fund	Yield Bond Fund	Opportunities Fund
Net investment income
Income:
Dividends	$—	$—	$—
Interest	75,563,641	27,019,080	43,326,651
Dividends from affiliates	24,642	18,799	54,313
Income from securities lending — net	509,457	87,871	312,400

Total income	76,097,740	27,125,750	43,693,364

Expenses:
Investment management fees	5,518,289	1,978,981	3,442,567
Distribution fees
Class 2	2,323	4,587	2,188
Class 3	198,739	419,575	157,551
Transfer agent fees
Class 1	695,783	2	271,763
Class 2	558	1,101	525
Class 3	95,392	201,389	75,622
Administration fees	828,927	231,767	385,106
Compensation of board members	25,853	7,085	11,663
Custodian fees	88,640	10,860	5,736
Printing and postage fees	25,900	124,796	19,217
Professional fees	28,405	11,141	13,883
Other	46,704	8,927	16,920

Total expenses	7,555,513	3,000,211	4,402,741

Net investment income (loss)	68,542,227	24,125,539	39,290,623

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	45,973,859	31,244,148	31,595,437
Foreign currency transactions	582,053	—	—
Forward foreign currency exchange contracts	(69,199,441)	—	—
Futures contracts	(4,608,677)	—	—

Net realized gain (loss)	(27,252,206)	31,244,148	31,595,437
Net change in unrealized appreciation (depreciation) on:
Investments	73,429,770	(26,037,540)	(22,346,569)
Foreign currency translations	349,318	—	—
Forward foreign currency exchange contracts	(1,959,723)	—	—
Futures contracts	991,042	—	—

Net change in unrealized appreciation (depreciation)	72,810,407	(26,037,540)	(22,346,569)

Net realized and unrealized gain (loss)	45,558,201	5,206,608	9,248,868

Net change in net assets resulting from operations	$114,100,428	$29,332,147	$48,539,491

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  153

Statement of Operations (continued)

	Columbia
	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	Mid Cap Growth	Davis New York	Goldman Sachs Mid
Six months ended June 30, 2011 (Unaudited)	Opportunity Fund	Venture Fund	Cap Value Fund
Net investment income
Income:
Dividends	$882,821	$13,037,111	$6,838,630
Interest	—	33,500	—
Dividends from affiliates	20,533	48,267	17,651
Income from securities lending — net	368,163	225,684	—
Foreign taxes withheld	(1,572)	(312,909)	(31,603)

Total income	1,269,945	13,031,653	6,824,678

Expenses:
Investment management fees	1,452,712	4,480,477	3,636,512
Distribution fees
Class 2	417	954	1,497
Class 3	254,569	47,814	10,723
Transfer agent fees
Class 1	2	378,095	276,104
Class 2	100	229	359
Class 3	122,189	22,950	5,147
Administration fees	122,291	371,588	270,538
Compensation of board members	4,568	13,718	9,684
Custodian fees	19,240	11,150	10,860
Printing and postage fees	61,220	—	1,810
Professional fees	6,118	12,552	15,422
Other	6,503	—	15,068

Total expenses	2,049,929	5,339,527	4,253,724
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(59,426)	—

Total net expenses	2,049,929	5,280,101	4,253,724

Net investment income (loss)	(779,984)	7,751,552	2,570,954

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	40,669,324	54,069,611	71,369,004
Foreign currency transactions	—	(8,987)	—
Forward foreign currency exchange contracts	—	(636)	—

Net realized gain (loss)	40,669,324	54,059,988	71,369,004
Net change in unrealized appreciation (depreciation) on:
Investments	(26,018,295)	(23,297,959)	(19,279,281)
Foreign currency translations	—	58,183	—

Net change in unrealized appreciation (depreciation)	(26,018,295)	(23,239,776)	(19,279,281)

Net realized and unrealized gain (loss)	14,651,029	30,820,212	52,089,723

Net change in net assets resulting from operations	$13,871,045	$38,571,764	$54,660,677

The accompanying Notes to Financial Statements are an integral part of this statement.

154  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable
Portfolio –
Partners Small Cap
Six months ended June 30, 2011 (Unaudited)	Value Fund
Net investment income
Income:
Dividends	$8,943,792
Interest	—
Dividends from affiliates	130,263
Income from securities lending — net	542,468
Foreign taxes withheld	(33,468)

Total income	9,583,055

Expenses:
Investment management fees	6,322,314
Distribution fees
Class 2	886
Class 3	171,296
Transfer agent fees
Class 1	362,368
Class 2	213
Class 3	82,219
Administration fees	556,138
Compensation of board members	14,900
Custodian fees	29,865
Printing and postage fees	19,600
Professional fees	19,411
Other	20,022

Total expenses	7,599,232
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(83,643)

Total net expenses	7,515,589

Net investment income (loss)	2,067,466

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	73,307,468

Net realized gain (loss)	73,307,468
Net change in unrealized appreciation (depreciation) on:
Investments	(21,404,362)

Net change in unrealized appreciation (depreciation)	(21,404,362)

Net realized and unrealized gain (loss)	51,903,106

Net change in net assets resulting from operations	$53,970,572

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  155

Statement of Changes in Net Assets

	Columbia Variable Portfolio –		Columbia Variable Portfolio –
	Balanced Fund		Cash Management Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$9,098,679	$20,654,928	$34,051	$82,210
Net realized gain (loss)	148,292,545	49,483,408	153	551
Net change in unrealized appreciation (depreciation)	(108,918,684)	41,465,993	—	(2,226,789)
Increase from payments by affiliate (Note 6)	—	—	—	2,226,789

Net change in net assets resulting from operations	48,472,540	111,604,329	34,204	82,761

Distributions to shareholders from:
Net investment income
Class 1	—	—	(10,695)	(11,632)
Class 2	—	—	(259)	(101)
Class 3	—	—	(27,902)	(76,987)

Total distributions to shareholders	—	—	(38,856)	(88,720)

Increase (decrease) in net assets from share transactions	(71,135,895)	(167,997,948)	(93,921,068)	(120,715,126)

Total increase (decrease) in net assets	(22,663,355)	(56,393,619)	(93,925,721)	(120,721,085)
Net assets at beginning of period	959,999,995	1,016,393,614	838,301,156	959,022,241

Net assets at end of period	$937,336,640	$959,999,995	$744,375,436	$838,301,156

Undistributed (excess of distributions over) net investment income	$—	$—	$(26,801)	$(21,996)

	Columbia Variable Portfolio –				Columbia Variable Portfolio –
	Balanced Fund				Cash Management Fund
	Six months ended				Six months ended
	June 30, 2011		Year ended		June 30, 2011		Year ended
	(Unaudited)		December 31, 2010		(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	—	—	—	—	9,580,881	9,580,881	216,030,881	216,030,882
Distributions reinvested	—	—	—	—	10,693	10,693	11,573	11,573
Redemptions	—	—	—	—	(4,494,007)	(4,494,007)	(3,216,072)	(3,216,072)

Net increase	—	—	—	—	5,097,567	5,097,567	212,826,382	212,826,383

Class 2 shares
Subscriptions	—	—	—	—	9,289,145	9,289,145	6,418,636	6,418,636
Distributions reinvested	—	—	—	—	258	258	100	100
Redemptions	—	—	—	—	(6,227,299)	(6,227,299)	(2,589,260)	(2,589,260)

Net increase	—	—	—	—	3,062,104	3,062,104	3,829,476	3,829,476

Class 3 Shares
Subscriptions	18,083	262,520	336,517	4,224,712	18,849,746	18,849,746	107,184,234	109,411,147
Distributions reinvested	—	—	—	—	27,930	27,930	77,076	77,076
Redemptions	(4,982,276)	(71,398,415)	(13,627,282)	(172,222,660)	(120,958,415)	(120,958,415)	(446,859,208)	(446,859,208)

Net decrease	(4,964,193)	(71,135,895)	(13,290,765)	(167,997,948)	(102,080,739)	(102,080,739)	(339,597,898)	(337,370,985)

Total net decrease	(4,964,193)	(71,135,895)	(13,290,765)	(167,997,948)	(93,921,068)	(93,921,068)	(122,942,040)	(120,715,126)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

156  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Columbia Variable Portfolio –		Columbia Variable Portfolio –
	Diversified Bond Fund		Dynamic Equity Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)	June 30, 2011	December 31, 2010(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$69,376,796	$174,914,346	$7,687,960	$18,106,786
Net realized gain (loss)	102,073,331	173,338,546	74,285,671	120,868,196
Net change in unrealized appreciation (depreciation)	(72,973,862)	45,913,157	39,041,659	72,633,163

Net change in net assets resulting from operations	98,476,265	394,166,049	121,015,290	211,608,145

Distributions to shareholders from:
Net investment income
Class 1	(114,579,865)	(107,294,946)	—	—
Class 2	(342,058)	(289)	—	—
Class 3	(70,652,183)	(102,696,781)	—	—

Total distributions to shareholders	(185,574,106)	(209,992,016)	—	—

Increase (decrease) in net assets from share transactions	138,600,921	(1,821,636,803)	(113,969,317)	(231,780,797)

Total increase (decrease) in net assets	51,503,080	(1,637,462,770)	7,045,973	(20,172,652)
Net assets at beginning of period	3,939,747,606	5,577,210,376	1,373,040,828	1,393,213,480

Net assets at end of period	$3,991,250,686	$3,939,747,606	$1,380,086,801	$1,373,040,828

Undistributed (excess of distributions over) net investment income	$63,335,868	$179,533,178	$—	$—

	Columbia Variable Portfolio –				Columbia Variable Portfolio –
	Diversified Bond Fund				Dynamic Equity Fund
	Six months ended				Six months ended
	June 30, 2011		Year ended		June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)		(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	16,043,297	178,641,035	421,510,569	4,718,756,829	—	—	278	5,000
Distributions reinvested	10,658,592	114,579,865	10,036,945	107,294,946	—	—	—	—
Redemptions	(2,276,749)	(25,206,712)	(229,333,572)	(2,581,045,119)	—	—	—	—

Net increase	24,425,140	268,014,188	202,213,942	2,245,006,656	—	—	278	5,000

Class 2 shares
Subscriptions	417,361	4,663,253	337,691	3,711,475	4,211	87,557	1,762	31,145
Distributions reinvested	31,849	342,058	27	289	—	—	—	—
Redemptions	(71,375)	(792,948)	(26,343)	(289,626)	(433)	(8,979)	(90)	(1,612)

Net increase	377,835	4,212,363	311,375	3,422,138	3,778	78,578	1,672	29,533

Class 3 Shares
Subscriptions	376,777	4,161,142	21,732,196	238,263,785	6,771	138,101	610,295	10,210,921
Distributions reinvested	6,566,188	70,652,183	9,597,830	102,696,781	—	—	—	—
Redemptions	(18,731,297)	(208,438,955)	(393,954,951)	(4,411,026,163)	(5,580,403)	(114,185,996)	(14,162,837)	(242,026,251)

Net decrease	(11,788,332)	(133,625,630)	(362,624,925)	(4,070,065,597)	(5,573,632)	(114,047,895)	(13,552,542)	(231,815,330)

Total net increase (decrease)	13,014,643	138,600,921	(160,099,608)	(1,821,636,803)	(5,569,854)	(113,969,317)	(13,550,592)	(231,780,797)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  157

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio –		Columbia Variable Portfolio –
	Emerging Markets Opportunity Fund		Global Bond Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)	June 30, 2011	December 31, 2010(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$4,643,697	$6,724,018	$28,632,108	$59,284,572
Net realized gain (loss)	56,588,201	173,037,676	7,043,185	20,588,893
Net change in unrealized appreciation (depreciation)	(69,061,857)	(7,437,132)	42,696,142	9,458,149

Net change in net assets resulting from operations	(7,829,959)	172,324,562	78,371,435	89,331,614

Distributions to shareholders from:
Net investment income
Class 1	(4,197,336)	(3,621,551)	(19,955,968)	(38,592,598)
Class 2	(26,454)	(1,721)	(50,480)	(18,845)
Class 3	(3,848,164)	(10,021,915)	(7,993,017)	(34,122,495)
Net realized gains
Class 1	(7,491,439)	—	(5,911,561)	—
Class 2	(61,068)	—	(17,771)	—
Class 3	(7,110,572)	—	(2,404,742)	—

Total distributions to shareholders	(22,735,033)	(13,645,187)	(36,333,539)	(72,733,938)

Increase (decrease) in net assets from share transactions	32,908,901	(20,710,484)	66,725,289	(83,906,911)

Total increase (decrease) in net assets	2,343,909	137,968,891	108,763,185	(67,309,235)
Net assets at beginning of period	1,049,679,957	911,711,066	1,608,787,484	1,676,096,719

Net assets at end of period	$1,052,023,866	$1,049,679,957	$1,717,550,669	$1,608,787,484

Undistributed (excess of distributions over) net investment income	$(589,506)	$2,838,751	$(4,221,456)	$(4,854,099)

	Columbia Variable Portfolio –				Columbia Variable Portfolio –
	Emerging Markets Opportunity Fund				Global Bond Fund
	Six months ended				Six months ended
	June 30, 2011		Year ended		June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)		(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	3,109,760	53,870,938	32,795,468	463,467,834	7,280,653	85,748,451	121,721,039	1,371,270,154
Distributions reinvested	673,643	11,688,775	238,868	3,621,551	2,170,858	25,867,529	3,347,772	38,592,598
Redemptions	(198,108)	(3,601,424)	(5,708,163)	(80,840,388)	(761,452)	(8,957,657)	(32,141,347)	(359,825,232)

Net increase	3,585,295	61,958,289	27,326,173	386,248,997	8,690,059	102,658,323	92,927,464	1,050,037,520

Class 2 shares
Subscriptions	154,870	2,714,289	114,857	1,950,806	167,314	1,997,929	155,088	1,829,628
Distributions reinvested	5,061	87,522	104	1,721	5,727	68,251	1,607	18,845
Redemptions	(24,392)	(426,367)	(535)	(8,697)	(19,959)	(235,300)	(431)	(5,045)

Net increase	135,539	2,375,444	114,426	1,943,830	153,082	1,830,880	156,264	1,843,428

Class 3 Shares
Subscriptions	211,081	3,705,273	2,528,647	38,730,512	142,157	1,670,150	8,055,479	93,284,800
Distributions reinvested	631,812	10,958,736	650,701	10,021,915	872,155	10,397,759	2,975,514	34,122,495
Redemptions	(2,636,065)	(46,088,841)	(32,089,150)	(457,655,738)	(4,202,884)	(49,831,823)	(112,357,796)	(1,263,195,154)

Net decrease	(1,793,172)	(31,424,832)	(28,909,802)	(408,903,311)	(3,188,572)	(37,763,914)	(101,326,803)	1,135,787,859

Total net increase (decrease)	1,927,662	32,908,901	(1,469,203)	(20,710,484)	5,654,569	66,725,289	(8,243,075)	(83,906,911)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

158  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Columbia Variable Portfolio –		Columbia Variable Portfolio –
	Global Inflation Protected Securities Fund		High Yield Bond Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)	June 30, 2011	December 31, 2010(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$68,542,227	$63,861,139	$24,125,539	$53,060,663
Net realized gain (loss)	(27,252,206)	84,416,705	31,244,148	33,660,527
Net change in unrealized appreciation (depreciation)	72,810,407	(53,058,756)	(26,037,540)	3,560,405

Net change in net assets resulting from operations	114,100,428	95,219,088	29,332,147	90,281,595

Distributions to shareholders from:
Net investment income
Class 1	(184,555,714)	(47,361,538)	(461)	(456)
Class 2	(217,071)	(125)	(452,123)	(454)
Class 3	(23,200,635)	(8,452,422)	(52,697,933)	(62,429,797)
Net realized gains
Class 1	(31,337,409)	(3,537,416)	—	—
Class 2	(37,182)	(10)	—	—
Class 3	(4,014,580)	(675,027)	—	—

Total distributions to shareholders	(243,362,591)	(60,026,538)	(53,150,517)	(62,430,707)

Increase (decrease) in net assets from share transactions	367,486,367	157,955,957	2,117,363	(74,978,606)

Total increase (decrease) in net assets	238,224,204	193,148,507	(21,701,007)	(47,127,718)
Net assets at beginning of period	2,541,268,820	2,348,120,313	679,917,014	727,044,732

Net assets at end of period	$2,779,493,024	$2,541,268,820	$658,216,007	$679,917,014

Undistributed (excess of distributions over) net investment income	$(178,747,489)	$(39,316,296)	$25,410,205	$54,435,183

	Columbia Variable Portfolio –				Columbia Variable Portfolio –
	Global Inflation Protected Securities Fund				High Yield Bond Fund
	Six months ended				Six months ended
	June 30, 2011		Year ended		June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)		(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	17,530,826	168,387,972	276,633,671	2,663,292,463	—	—	705	5,000
Distributions reinvested	23,802,990	215,893,123	5,432,119	50,898,954	70	461	73	456
Redemptions	(1,703,835)	(16,350,729)	(50,413,777)	(485,040,681)	—	—	—	—

Net increase	39,629,981	367,930,366	231,652,013	2,229,150,736	70	461	778	5,456

Class 2 shares
Subscriptions	194,845	1,895,395	131,244	1,257,439	493,444	3,549,651	309,376	2,091,059
Distributions reinvested	28,063	254,253	14	135	68,503	452,123	72	454
Redemptions	(28,000)	(268,776)	(2,459)	(23,551)	(23,871)	(171,437)	(1,619)	(10,724)

Net increase	194,908	1,880,872	128,799	1,234,023	538,076	3,830,337	307,829	2,080,789

Class 3 Shares
Subscriptions	814,035	7,768,526	17,386,637	164,743,897	303,358	2,173,300	1,478,914	10,103,968
Distributions reinvested	2,997,270	27,215,215	973,076	9,127,449	7,960,413	52,697,933	9,956,905	62,429,797
Redemptions	(3,877,328)	(37,308,612)	(233,384,486)	(2,246,300,148)	(7,875,575)	(56,584,668)	(22,083,104)	(149,598,616)

Net increase (decrease)	(66,023)	(2,324,871)	(215,024,773)	(2,072,428,802)	388,196	(1,713,435)	(10,647,285)	(77,064,851)

Total net increase (decrease)	39,758,866	367,486,367	16,756,039	157,955,957	926,342	2,117,363	(10,338,678)	(74,978,606)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  159

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio –		Columbia Variable Portfolio –
	Income Opportunities Fund		Mid Cap Growth Opportunity Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)	June 30, 2011	December 31, 2010(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$39,290,623	$109,686,984	$(779,984)	$(737,500)
Net realized gain (loss)	31,595,437	110,270,561	40,669,324	51,667,662
Net change in unrealized appreciation (depreciation)	(22,346,569)	(70,409,676)	(26,018,295)	38,131,471

Net change in net assets resulting from operations	48,539,491	149,547,869	13,871,045	89,061,633

Distributions to shareholders from:
Net investment income
Class 1	(86,977,623)	(86,658,856)	—	—
Class 2	(260,487)	(575)	—	—
Class 3	(22,472,230)	(28,828,422)	—	—
Net realized gains
Class 1	(25,720,685)	—	—	—
Class 2	(77,521)	—	—	—
Class 3	(6,744,390)	—	—	—

Total distributions to shareholders	(142,252,936)	(115,487,853)	—	—

Increase (decrease) in net assets from share transactions	199,472,313	(943,091,634)	(29,825,879)	(61,054,813)

Total increase (decrease) in net assets	105,758,868	(909,031,618)	(15,954,834)	28,006,820
Net assets at beginning of period	1,094,877,617	2,003,909,235	408,084,816	380,077,996

Net assets at end of period	$1,200,636,485	$1,094,877,617	$392,129,982	$408,084,816

Undistributed (excess of distributions over) net investment income	$39,234,184	$109,653,901	$—	$—

	Columbia Variable Portfolio –				Columbia Variable Portfolio –
	Income Opportunities Fund				Mid Cap Growth Opportunity Fund
	Six months ended				Six months ended
	June 30, 2011		Year ended		June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)		(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	6,948,986	76,666,679	164,295,450	1,803,116,365	—	—	376	5,000
Distributions reinvested	11,511,574	112,698,308	8,897,213	86,658,856	—	—	—	—
Redemptions	(693,597)	(7,644,122)	(94,398,502)	(1,035,324,748)	—	—	—	—

Net increase	17,766,963	181,720,865	78,794,161	854,450,473	—	—	376	5,000

Class 2 shares
Subscriptions	174,994	1,938,068	97,255	1,016,682	35,769	534,414	9,255	121,236
Distributions reinvested	34,632	338,008	59	575	—	—	—	—
Redemptions	(4,903)	(53,860)	(10,251)	(106,122)	(2,053)	(30,313)	(37)	(502)

Net increase	204,723	2,222,216	87,063	911,135	33,716	504,101	9,218	120,734

Class 3 Shares
Subscriptions	286,349	3,148,111	8,744,327	95,605,509	77,057	1,175,156	337,184	4,106,905
Distributions reinvested	2,978,249	29,216,620	2,953,732	28,828,422	—	—	—	—
Redemptions	(1,523,144)	(16,835,499)	(175,245,945)	(1,922,887,173)	(2,086,563)	(31,505,136)	(5,296,135)	(65,287,452)

Net increase (decrease)	1,741,454	15,529,232	(163,547,886)	(1,798,453,242)	(2,009,506)	(30,329,980)	(4,958,951)	(61,180,547)

Total net increase (decrease)	19,713,140	199,472,313	(84,666,662)	(943,091,634)	(1,975,790)	(29,825,879)	(4,949,357)	(61,054,813)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

160  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –		Variable Portfolio –
	Davis New York Venture Fund		Goldman Sachs Mid Cap Value Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$7,751,552	$10,587,820	$2,570,954	$4,404,743
Net realized gain (loss)	54,059,988	72,376,560	71,369,004	22,614,571
Net change in unrealized appreciation (depreciation)	(23,239,776)	39,697,709	(19,279,281)	124,128,009

Net change in net assets resulting from operations	38,571,764	122,662,089	54,660,677	151,147,323

Increase (decrease) in net assets from share transactions	(97,255,809)	(716,762,399)	11,415,865	738,431,152

Total increase (decrease) in net assets	(58,684,045)	(594,100,310)	66,076,542	889,578,475
Net assets at beginning of period	1,428,595,196	2,022,695,506	903,516,331	13,937,856

Net assets at end of period	$1,369,911,151	$1,428,595,196	$969,592,873	$903,516,331

	Variable Portfolio –				Variable Portfolio –
	Davis New York Venture Fund				Goldman Sachs Mid Cap Value Fund
	Six months ended				Six months ended
	June 30, 2011		Year ended		June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)		(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	5,512,099	56,814,278	238,210,241	2,084,912,417	2,105,580	24,587,911	80,218,627	748,321,015
Redemptions	(14,317,110)	(145,139,409)	(103,314,104)	(897,202,543)	(1,282,033)	(14,904,987)	(922,393)	(9,615,829)

Net increase (decrease)	(8,805,011)	(88,325,131)	134,896,137	1,187,709,874	823,547	9,682,924	79,296,234	738,705,186

Class 2 shares
Subscriptions	61,867	634,886	48,700	444,647	141,616	1,650,499	47,813	488,872
Redemptions	(5,090)	(52,158)	(1,512)	(14,684)	(23,963)	(276,369)	(628)	(6,149)

Net increase	56,777	582,728	47,188	429,963	117,653	1,374,130	47,185	482,723

Class 3 Shares
Subscriptions	58,601	602,286	11,175,356	102,181,681	129,498	1,509,190	210,610	2,026,933
Redemptions	(984,119)	(10,115,692)	(228,996,319)	(2,007,083,917)	(98,201)	(1,150,379)	(289,310)	(2,783,690)

Net increase (decrease)	(925,518)	(9,513,406)	(217,820,963)	(1,904,902,236)	31,297	358,811	(78,700)	(756,757)

Total net increase (decrease)	(9,673,752)	(97,255,809)	(82,877,638)	(716,762,399)	972,497	11,415,865	79,264,719	738,431,152

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  161

Statement of Changes in Net Assets (continued)

	Variable Portfolio –
	Partners Small Cap Value Fund
	Six months ended	Year ended
	June 30, 2011	December 31, 2010
	(Unaudited)
Operations
Net investment income (loss)	$2,067,466	$4,549,839
Net realized gain (loss)	73,307,468	133,068,608
Net change in unrealized appreciation (depreciation)	(21,404,362)	157,500,889

Net change in net assets resulting from operations	53,970,572	295,119,336

Increase (decrease) in net assets from share transactions	25,903,201	(163,744,355)

Total increase (decrease) in net assets	79,873,773	131,374,981
Net assets at beginning of period	1,453,200,588	1,321,825,607

Net assets at end of period	$1,533,074,361	$1,453,200,588

	Variable Portfolio –
	Partners Small Cap Value Fund
	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	4,723,133	74,255,068	94,919,123	1,235,066,182
Redemptions	(1,128,371)	(17,924,465)	(18,431,363)	(235,850,356)

Net increase	3,594,762	56,330,603	76,487,760	999,215,826

Class 2 shares
Subscriptions	51,231	811,749	32,104	449,961
Redemptions	(21,225)	(331,226)	(340)	(4,457)

Net increase	30,006	480,523	31,764	445,504

Class 3 Shares
Subscriptions	13,395	210,651	3,402,838	44,243,334
Redemptions	(1,977,885)	(31,118,576)	(92,569,004)	(1,207,649,019)

Net decrease	(1,964,490)	(30,907,925)	(89,166,166)	(1,163,405,685)

Total net increase (decrease)	1,660,278	25,903,201	(12,646,642)	(163,744,355)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

162  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts of the Funds, except Columbia VP - Cash Management Fund, are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract changes, if any, and are not annualized for periods of less than one year.

Columbia VP – Balanced Fund

	Six months								Year ended
	ended June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009	2008	2007	2006(a)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$13.83		$12.29	$9.89	$15.09	$15.61	$15.44		$15.18

Income from investment operations:
Net investment income (loss)	0.14		0.27	0.29	0.46	0.43	0.13		0.41
Net realized and unrealized gain on investments	0.57		1.27	2.11	(4.72)	(0.16)	1.04		0.72

Total from investment operations	0.71		1.54	2.40	(4.26)	0.27	1.17		1.13

Less distributions to shareholders from:
Net investment income	—		—	—	(0.03)	(0.45)	(0.10)		(0.41)
Net realized gains	—		—	—	(0.91)	(0.34)	(0.90)		(0.46)

Total distributions to shareholders	—		—	—	(0.94)	(0.79)	(1.00)		(0.87)

Net asset value, end of period	$14.54		$13.83	$12.29	$9.89	$15.09	$15.61		$15.44

Total return	5.13%		12.53%	24.23%	(29.92% )	1.74%	7.73%		7.76%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88%	(c)	0.83%	0.73%	0.71%	0.80%	0.84%	(c)	0.77%

Net expenses after fees waived or expenses reimbursed(d)	0.84%	(c)	0.83%	0.73%	0.71%	0.80%	0.84%	(c)	0.77%

Net investment income	1.91%	(c)	2.15%	2.75%	3.27%	2.65%	2.43%	(c)	2.63%

Supplemental data
Net assets, end of period (in thousands)	$937,337		$960,000	$1,016,394	$920,800	$1,731,335	$2,070,796		$2,046,489

Portfolio turnover(e)	120%		156%	208%	131%	118%	38%		130%

Notes to Financial Highlights

(a)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses Which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended June 30, 2011 and 96%, 164% and 82% for the years ended December 31, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  163

Financial Highlights (continued)

Columbia VP – Cash Management Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.00	(b)	0.00	(b)
Net realized and unrealized gain on investments	0.00	(b)	0.00	(b)
Increase from payments by affiliate	—		0.00	(b)

Total from investment operations	0.00	(b)	0.00	(b)

Less distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.00	)(b)

Net asset value, end of period	$1.00		$1.00

Total return	0.00%	(c)	0.01%	(d)

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.46%	(e)	0.51%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.19%	(e)	0.23%	(e)

Net investment income	0.01%	(e)	0.01%	(e)

Supplemental data
Net assets, end of period (in thousands)	$217,929		$212,830

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	(0.00	)(b)	0.00	(b)
Net realized and unrealized gain on investments	0.00	(b)	0.00	(b)
Increase from payments by affiliate	—		0.00	(b)

Total from investment operations	0.00	(b)	0.00	(b)

Less distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.00	)(b)

Net asset value, at end of period	$1.00		$1.00

Total return	0.00%	(c)	0.02%

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.71%	(e)	0.76%(e	)

Net expenses after fees waived or expenses reimbursed(f)	0.20%	(e)	0.23%(e	)

Net investment income	(0.00	)%(c)(e)	0.00%(c	)(e)

Supplemental data
Net assets, end of period (in thousands)	$6,891		$3,829

The accompanying Notes to Financial Statements are an integral part of this statement.

164  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Cash Management Fund (continued)

	Six months											Year ended
	ended June 30,		Year ended Dec. 31,									Aug. 31,
	2011		2010		2009		2008		2007	2006(g)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Income from investment operations:
Net investment income (loss)	0.00	(b)	0.00	(b)	0.00	(b)	0.02	(b)	0.05	0.02		0.04
Net realized and unrealized gain on investments	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	—	—		—
Increase from payments by affiliate	—		0.00	(b)	0.00	(b)	0.00	(b)	—	—		—

Total from investment operations	0.00	(b)	0.00	(b)	0.00	(b)	0.02		0.05	0.02		0.04

Less distributions to shareholders from:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.05)	(0.02)		(0.04)

Proceeds from regulatory settlement	—		—		(0.00	)(b)	—		—	—		—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total return	0.00%	(c)	0.01%	(d)	0.16%	(h)	2.31%	(i)	4.75%	1.54%		4.01%

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.59%	(e)	0.62%		0.64%		0.62%		0.60%	0.60%	(e)	0.67%

Net expenses after fees waived or expenses reimbursed(f)	0.20%	(e)	0.22%		0.47%		0.62%		0.60%	0.60%	(e)	0.67%

Net investment income	0.01%	(e)	0.01%		0.07%		2.27%		4.72%	4.66%	(e)	4.01%

Supplemental data
Net assets, end of period (in thousands)	$519,555		$621,642		$959,022		$1,672,805		$1,337,525	$1,055,267		$998,837

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	Rounds to less than 0.01%.
(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04% for Class 1 and 0.28% for Class 3.
(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds for the years ended December 31, 2009 and 2008, respectively.
(g)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.
(h)	During the year ended December 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09% for Class 3.
(i)	During the year ended December 31, 2008, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.57% for Class 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  165

Financial Highlights (continued)

Columbia VP – Diversified Bond Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.00		$11.14

Income from investment operations:
Net investment income	0.20		0.28
Net realized and unrealized gain on investments	0.08		0.23

Total from investment operations	0.28		0.51

Less distributions to shareholders from:
Net investment income	(0.53)		(0.65)

Net asset value, end of period	$10.75		$11.00

Total return	2.55%		4.73%

Ratios to average net assets(b)
Total expenses	0.57%	(c)	0.61%	(c)

Net investment income	3.58%	(c)	3.94%	(c)

Supplemental data
Net assets, end of period (in thousands)	$2,436,015		$2,224,176

Portfolio turnover(d)	228%		382%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.99		$11.14

Income from investment operations:
Net investment income	0.18		0.25
Net realized and unrealized gain on investments	0.09		0.24

Total from investment operations	0.27		0.49

Less distributions to shareholders from:
Net investment income	(0.52)		(0.64)

Net asset value, end of period	$10.74		$10.99

Total return	2.47%		4.60%

Ratios to average net assets(b)
Total expenses	0.82%	(c)	0.85%	(c)

Net investment income	3.33%	(c)	3.44%	(c)

Supplemental data
Net assets, end of period (in thousands)	$7,399		$3,422

Portfolio turnover(d)	228%		382%

The accompanying Notes to Financial Statements are an integral part of this statement.

166  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Diversified Bond Fund (continued)

	Six months								Year ended
	ended June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009	2008	2007	2006(e)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$11.00		$10.76	$9.80	$10.50	$10.47	$10.39		$10.66

Income from investment operations:
Net investment income (loss)	0.19		0.40	0.43	0.50	0.50	0.16		0.43
Net realized and unrealized gain on investments	0.08		0.48	0.95	(1.15)	0.03	0.08		(0.27)

Total from investment operations	0.27		0.88	1.38	(0.65)	0.53	0.24		0.16

Less distributions to shareholders from:
Net investment income	(0.51)		(0.64)	(0.42)	(0.05)	(0.49)	(0.16)		(0.43)
Tax return of capital	—		—	—	—	(0.01)	—		—

Total distributions to shareholders	(0.51)		(0.64)	(0.42)	(0.05)	(0.50)	(0.16)		(0.43)

Net asset value, end of period	$10.76		$11.00	$10.76	$9.80	$10.50	$10.47		$10.39

Total return	2.49%		8.33%	14.42%	(6.32% )	5.20%	2.32%		1.58%

Ratios to average net assets(b)
Total expenses	0.70%	(c)	0.71%	0.71%	0.72%	0.74%	0.74%	(c)	0.80%

Net investment income	3.45%	(c)	3.62%	4.12%	4.77%	4.79%	4.57%	(c)	4.15%

Supplemental data
Net assets, end of period (in thousands)	$1,547,836		$1,712,149	$5,577,210	$4,479,609	$4,353,396	$2,744,819		$2,325,221

Portfolio turnover(d)	228%		382%	434%	231%	289%	109%		292%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 147%, 256%, 308% and 120% for the six months ended June 30, 2011 and years ended December 31, 2010, 2009 and 2008, respectively.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  167

Financial Highlights (continued)

Columbia VP – Dynamic Equity Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$19.34		$18.00

Income from investment operations:
Net investment income	0.13		0.20
Net realized and unrealized gain on investments	1.64		1.14

Total from investment operations	1.77		1.34

Net asset value, end of period	$21.11		$19.34

Total return	9.15%		7.45%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86%	(c)	0.84%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.83%	(c)	0.84%	(c)

Net investment income	1.24%	(c)	1.77%	(c)

Supplemental data
Net assets, end of period (in thousands)	$6		$5

Portfolio turnover	27%		87%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$19.32		$18.00

Income from investment operations:
Net investment income	0.10		0.17
Net realized and unrealized gain on investments	1.63		1.15

Total from investment operations	1.73		1.32

Net asset value, end of period	$21.05		$19.32

Total return	8.95%		7.33%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.10%	(c)	1.11%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.06%	(c)	1.11%	(c)

Net investment income	1.01%	(c)	1.46%	(c)

Supplemental data
Net assets, end of period (in thousands)	$115		$32

Portfolio turnover	27%		87%

The accompanying Notes to Financial Statements are an integral part of this statement.

168  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Dynamic Equity Fund (continued)

	Six months								Year ended
	ended June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009	2008	2007	2006(e)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$19.32		$16.46	$13.26	$25.27	$25.04	$22.91		$21.48

Income from investment operations:
Net investment income (loss)	0.11		0.23	0.26	0.38	0.35	0.09		0.29
Net realized and unrealized gain on investments	1.64		2.63	2.94	(10.22)	0.39	2.10		1.43

Total from investment operations	1.75		2.86	3.20	(9.84)	0.74	2.19		1.72

Less distributions to shareholders from:
Net investment income	—		—	—	(0.04)	(0.34)	(0.06)		(0.29)
Net realized gains	—		—	—	(2.13)	(0.17)	—		—

Total distributions to shareholders	—		—	—	(2.17)	(0.51)	(0.06)		(0.29)

Net asset value, end of period	$21.07		$19.32	$16.46	$13.26	$25.27	$25.04		$22.91

Total return	9.06%		17.37%	24.13%	(42.16% )	2.93%	9.59%		8.02%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.98%	(c)	0.94%	0.71%	0.72%	0.86%	0.83%	(c)	0.82%

Net expenses after fees waived or expenses reimbursed(d)	0.95%	(c)	0.94%	0.71%	0.72%	0.86%	0.83%	(c)	0.82%

Net investment income	1.11%	(c)	1.36%	1.87%	1.77%	1.29%	1.16%	(c)	1.30%

Supplemental data
Net assets, end of period (in thousands)	$1,379,966		$1,373,003	$1,393,213	$1,348,591	$3,023,361	$3,737,379		$3,732,943

Portfolio turnover	27%		87%	70%	109%	66%	21%		85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  169

Financial Highlights (continued)

Columbia VP – Emerging Markets Opportunity Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$17.95	$15.68

Income from investment operations:
Net investment income	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.24)	2.33

Total from investment operations	(0.15)	2.40

Less distributions to shareholders from:
Net investment income	(0.14)	(0.13)
Net realized gains	(0.25)	—

Total distributions to shareholders	(0.39)	(0.13)

Net asset value, end of period	$17.41	$17.95

Total return	(0.83% )	15.48%

Ratios to average net assets(b)
Total expenses	1.31% (c)	1.37%	(c)

Net investment income	0.99% (c)	0.71%	(c)

Supplemental data
Net assets, end of period (in thousands)	$538,227	$490,399

Portfolio turnover	40%	86%

See accompanying Notes to Financial Highlights.

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$17.92	$15.68

Income from investment operations:
Net investment income (loss)	0.08	(0.04)
Net realized and unrealized gain on investments	(0.25)	2.41

Total from investment operations	(0.17)	2.37

Less distributions to shareholders from:
Net investment income	(0.12)	(0.13)
Net realized gains	(0.25)	—

Total distributions to shareholders	(0.37)	(0.13)

Net asset value, end of period	$17.38	$17.92

Total return	(0.93% )	15.24%

Ratios to average net assets(b)
Total expenses	1.58% (c)	1.56%	(c)

Net investment income (loss)	0.91% (c)	(0.33%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$4,344	$2,050

Portfolio turnover	40%	86%

The accompanying Notes to Financial Statements are an integral part of this statement.

170  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Emerging Markets Opportunity Fund (continued)

	Six months								Year ended
	ended June 30,	Year ended Dec. 31,							Aug. 31,
	2011	2010	2009		2008	2007	2006(d)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$17.94	$15.20	$8.76		$22.49	$17.35	$16.32		$13.14

Income from investment operations:
Net investment income (loss)	0.07	0.11	0.06		0.16	0.14	(0.02)		0.09
Net realized and unrealized gain on investments	(0.23)	2.85	6.42		(10.66)	6.11	3.21		3.85

Total from investment operations	(0.16)	2.96	6.48		(10.50)	6.25	3.19		3.94

Less distributions to shareholders from:
Net investment income	(0.13)	(0.22)	(0.04)		(0.12)	(0.11)	—		(0.06)
Net realized gains	(0.25)	—	—		(3.11)	(1.00)	(2.16)		(0.70)

Total distributions to shareholders	(0.38)	(0.22)	(0.04)		(3.23)	(1.11)	(2.16)		(0.76)

Proceeds from regulatory settlement	—	—	0.00	(e)	—	—	—		—

Net asset value, end of period	$17.40	$17.94	$15.20		$8.76	$22.49	$17.35		$16.32

Total return	(0.89% )	19.76%	74.08%		(53.71% )	38.11%	20.17%		30.97%

Ratios to average net assets(b)
Total expenses	1.43% (c)	1.45%	1.42%		1.61%	1.50%	1.51%	(c)	1.54%

Net investment income (loss)	0.81% (c)	0.73%	0.52%		1.06%	0.73%	(0.36%	)(c)	0.68%

Supplemental data
Net assets, end of period (in thousands)	$509,452	$557,231	$911,711		$712,900	$961,963	$547,638		$427,076

Portfolio turnover	40%	86%	145%	(f)	140%	124%	46%		146%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.
(e)	Rounds to less than $0.01.
(f)	The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on February 13, 2009 in exchange for Fund shares issued.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  171

Financial Highlights (continued)

Columbia VP – Global Bond Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.70		$11.41

Income from investment operations:
Net investment income	0.21		0.25
Net realized and unrealized gain on investments	0.34		0.50

Total from investment operations	0.55		0.75

Less distributions to shareholders from:
Net investment income	(0.20)		(0.46)
Net realized gains	(0.06)		—

Total distributions to shareholders	(0.26)		(0.46)

Net asset value, end of period	$11.99		$11.70

Total return	4.73%		6.72%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.78%	(c)	0.85%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.78%	(c)	0.85%	(c)

Net investment income	3.51%	(c)	3.35%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,218,787		$1,086,905

Portfolio turnover	31%		66%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.69		$11.41

Income from investment operations:
Net investment income	0.20		0.22
Net realized and unrealized gain on investments	0.34		0.51

Total from investment operations	0.54		0.73

Less distributions to shareholders from:
Net investment income	(0.19)		(0.45)
Net realized gains	(0.06)		—

Total distributions to shareholders	(0.25)		(0.45)

Net asset value, end of period	$11.98		$11.69

Total return	4.63%		6.54%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03%	(c)	1.11%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.03%	(c)	1.10%	(c)

Net investment income	3.33%	(c)	2.90%	(c)

Supplemental data
Net assets, end of period (in thousands)	$3,707		$1,827

Portfolio turnover	31%		66%

The accompanying Notes to Financial Statements are an integral part of this statement.

172  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Bond Fund (continued)

	Six months								Year ended
	ended June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009	2008	2007	2006(e)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$11.70		$11.50	$10.50	$11.32	$10.90	$10.79		$11.02

Income from investment operations:
Net investment income (loss)	0.20		0.45	0.31	0.42	0.38	0.12		0.30
Net realized and unrealized gain on investments	0.35		0.29	0.88	(0.46)	0.44	0.11		(0.17)

Total from investment operations	0.55		0.74	1.19	(0.04)	0.82	0.23		0.13

Less distributions to shareholders from:
Net investment income	(0.19)		(0.54)	(0.19)	(0.77)	(0.40)	(0.12)		(0.31)
Net realized gains	(0.06)		—	—	(0.01)	—	—		(0.05)

Total distributions to shareholders	(0.25)		(0.54)	(0.19)	(0.78)	(0.40)	(0.12)		(0.36)

Net asset value, end of period	$12.00		$11.70	$11.50	$10.50	$11.32	$10.90		$10.79

Total return	4.75%		6.58%	11.38%	(0.44% )	7.65%	2.15%		1.27%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.91%	(c)	0.95%	0.97%	0.97%	1.00%	1.00%	(c)	1.06%

Net expenses after fees waived or expenses reimbursed(d)	0.91%	(c)	0.95%	0.96%	0.97%	1.00%	1.00%	(c)	1.06%

Net investment income	3.38%	(c)	3.87%	2.78%	3.56%	3.45%	3.22%	(c)	2.85%

Supplemental data
Net assets, end of period (in thousands)	$495,057		$520,055	$1,676,097	$1,439,491	$1,327,706	$781,822		$692,438

Portfolio turnover	31%		66%	77%	62%	69%	20%		65%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  173

Financial Highlights (continued)

Columbia VP – Global Inflation Protected Securities Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$9.54	$9.61

Income from investment operations:
Net investment income	0.25	0.21
Net realized and unrealized gain (loss) on investments	0.17	(0.02)

Total from investment operations	0.42	0.19

Less distributions to shareholders from:
Net investment income	(0.75)	(0.24)
Net realized gains	(0.13)	(0.02)

Total distributions to shareholders	(0.88)	(0.26)

Net asset value, end of period	$9.08	$9.54

Total return	4.34%	2.06%

Ratios to average net assets(b)
Total Expenses	0.56% (c)	0.58% (c)

Net investment income	5.22% (c)	3.34% (c)

Supplemental data
Net assets, end of period (in thousands)	$2,461,945	$2,209,105

Portfolio turnover	35%	66%

See accompanying Notes to Financial Highlights.

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$9.52	$9.61

Income from investment operations:
Net investment income	0.24	0.39
Net realized and unrealized gain on investments	0.17	(0.22)

Total from investment operations	0.41	0.17

Less distributions to shareholders from:
Net investment income	(0.74)	(0.24)
Net realized gains	(0.13)	(0.02)

Total distributions to shareholders	(0.87)	(0.26)

Net asset value, end of period	$9.06	$9.52

Total return	4.27%	1.80%

Ratios to average net assets(b)
Total Expenses	0.81% (c)	0.81% (c)

Net investment income	5.28% (c)	6.34% (c)

Supplemental data
Net assets, end of period (in thousands)	$2,932	$1,227

Portfolio turnover	35%	66%

The accompanying Notes to Financial Statements are an integral part of this statement.

174  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Global Inflation Protected Securities Fund (continued)

	Six months									Year ended
	ended June 30,		Year ended Dec. 31,							Aug. 31,
	2011		2010	2009		2008	2007	2006(d)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$9.54		$9.40	$10.06		$10.28	$9.76	$10.04		$10.19

Income from investment operations:
Net investment income (loss)	0.25		0.19	0.13		0.43	0.52	0.06		0.47
Net realized and unrealized gain on investments	0.16		0.20	0.50		(0.40)	0.24	(0.10)		(0.26)

Total from investment operations	0.41		0.39	0.63		0.03	0.76	(0.04)		0.21

Less distributions to shareholders from:
Net investment income	(0.73)		(0.23)	(1.29)		(0.25)	(0.24)	(0.24)		(0.34)
Net realized gains	(0.13)		(0.02)	(0.00	)(e)	—	—	—		(0.02)

Total distributions to shareholders	(0.86)		(0.25)	(1.29)		(0.25)	(0.24)	(0.24)		(0.36)

Net asset value, end of period	$9.09		$9.54	$9.40		$10.06	$10.28	$9.76		$10.04

Total return	4.29%		4.13%	6.84%		0.14%	7.93%	(0.49%	)	2.18%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.68%	(c)	0.70%	0.71%		0.73%	0.74%	0.72%	(c)	0.77%

Net expenses after fees waived or expenses reimbursed(f)	0.68%	(c)	0.70%	0.71%		0.72%	0.72%	0.72%	(c)	0.72%

Net investment income	5.03%	(c)	1.96%	1.41%		3.95%	4.50%	1.09%	(c)	4.23%

Supplemental data
Net assets, end of period (in thousands)	$314,616		$330,937	$2,348,120		$982,653	$820,061	$581,691		$403,150

Portfolio turnover	35%		66%	135%		54%	80%	—%		75%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.
(e)	Rounds to less than $0.01.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  175

Financial Highlights (continued)

Columbia VP – High Yield Bond Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$6.94		$7.09

Income from investment operations:
Net investment income	0.26		0.34
Net realized and unrealized gain on investments	0.04		0.16

Total from investment operations	0.30		0.50

Less distributions to shareholders from:
Net investment income	(0.59)		(0.65)

Net asset value, end of period	$6.65		$6.94

Total return	4.40%		7.98%

Ratios to average net assets(b)
Total expenses	0.74%	(c)	0.75%	(c)

Net investment income	7.31%	(c)	7.70%	(c)

Supplemental data
Net assets, end of period (in thousands)	$6		$5

Portfolio turnover	49%		88%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$6.93		$7.09

Income from investment operations:
Net investment income	0.25		0.30
Net realized and unrealized gain on investments	0.04		0.18

Total from investment operations	0.29		0.48

Less distributions to shareholders from:
Net investment income	(0.59)		(0.64)

Net asset value, end of period	$6.63		$6.93

Total return	4.20%		7.79%

Ratios to average net assets(b)
Total expenses	1.03%	(c)	1.05%	(c)

Net investment income	7.11%	(c)	6.83%	(c)

Supplemental data
Net assets, end of period (in thousands)	$5,609		$2,132

Portfolio turnover	49%		88%

The accompanying Notes to Financial Statements are an integral part of this statement.

176  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – High Yield Bond Fund (continued)

	Six months								Year ended
	ended June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009	2008	2007	2006(d)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$6.93		$6.71	$4.84	$6.48	$6.85	$6.68		$6.76

Income from investment operations:
Net investment income (loss)	0.25		0.52	0.55	0.66	0.50	0.16		0.47
Net realized and unrealized gain on investments	0.05		0.34	1.94	(2.28)	(0.37)	0.19		(0.09)

Total from investment operations	0.30		0.86	2.49	(1.62)	0.13	0.35		0.38

Less distributions to shareholders from:
Net investment income	(0.58)		(0.64)	(0.62)	(0.02)	(0.50)	(0.18)		(0.46)

Net asset value, end of period	$6.65		$6.93	$6.71	$4.84	$6.48	$6.85		$6.68

Total return	4.42%		13.96%	53.86%	(25.19% )	1.86%	5.43%		5.76%

Ratios to average net assets(b)
Total expenses	0.89%	(c)	0.88%	0.86%	0.89%	0.87%	0.88%	(c)	0.87%

Net investment income	7.15%	(c)	7.65%	9.43%	8.84%	7.38%	7.35%	(c)	7.02%

Supplemental data
Net assets, end of period (in thousands)	$652,601		$677,780	$727,045	$522,569	$1,032,310	$1,215,675		$1,191,586

Portfolio turnover	49%		88%	102%	58%	84%	29%		106%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  177

Financial Highlights (continued)

Columbia VP – Income Opportunities Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$10.69		$11.25

Income from investment operations:
Net investment income	0.37		0.51
Net realized and unrealized gain on investments	0.10		0.23

Total from investment operations	0.47		0.74

Less distributions to shareholders from:
Net investment income	(1.03)		(1.30)
Net realized gains	(0.30)		—

Total distributions to shareholders	(1.33)		(1.30)

Net asset value, end of period	$9.83		$10.69

Total return	4.40%		7.68%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.73%	(c)	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.73%	(c)	0.78%	(c)

Net investment income	6.81%	(c)	7.47%	(c)

Supplemental data
Net assets, end of period (in thousands)	$948,931		$842,202

Portfolio turnover	39%		77%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.67		$11.25

Income from investment operations:
Net investment income	0.36		0.47
Net realized and unrealized gain on investments	0.09		0.24

Total from investment operations	0.45		0.71

Less distributions to shareholders from:
Net investment income	(1.02)		(1.29)
Net realized gains	(0.30)		—

Total distributions to shareholders	(1.32)		(1.29)

Net asset value, end of period	$9.80		$10.67

Total return	4.26%		7.44%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.98%	(c)	1.01%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.98%	(c)	1.01%	(c)

Net investment income	6.65%	(c)	6.87%	(c)

Supplemental data
Net assets, end of period (in thousands)	$2,860		$929

Portfolio turnover	39%		77%

The accompanying Notes to Financial Statements are an integral part of this statement.

178  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Income Opportunities Fund (continued)

	Six months									Year ended
	ended June 30,		Year ended Dec. 31,							Aug. 31,
	2011		2010		2009	2008	2007	2006(e)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$10.71		$10.71		$7.99	$9.86	$10.32	$10.08		$10.39

Income from investment operations:
Net investment income (loss)	0.37		0.81		0.84	0.69	0.70	0.22		0.64
Net realized and unrealized gain on investments	0.08		0.47		2.46	(2.54)	(0.44)	0.24		(0.26)

Total from investment operations	0.45		1.28		3.30	(1.85)	0.26	0.46		0.38

Less distributions to shareholders from:
Net investment income	(1.01)		(1.28)		(0.58)	(0.02)	(0.68)	(0.22)		(0.64)
Net realized gains	(0.30)		—		—	—	(0.02)	—		(0.05)
Tax return of capital	—		—		—	—	(0.02)	—		—

Total distributions to shareholders	(1.31)		(1.28)		(0.58)	(0.02)	(0.72)	(0.22)		(0.69)

Net asset value, end of period	$9.85		$10.71		$10.71	$7.99	$9.86	$10.32		$10.08

Total return	4.25%		13.04%		42.41%	(18.82% )	2.65%	4.66%		3.76%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86%	(c)	0.86%	(c)	0.88%	0.92%	0.91%	0.90%	(c)	0.96% (c)

Net expenses after fees waived or expenses reimbursed(d)	0.86%	(c)	0.86%	(c)	0.88%	0.92%	0.91%	0.90%	(c)	0.96% (c)

Net investment income	6.67%	(c)	7.38%	(c)	8.63%	8.04%	6.89%	6.72%	(c)	6.39%

Supplemental data
Net assets, end of period (in thousands)	$248,845		$251,747		$2,003,909	$755,538	$735,780	$409,460		$258,633

Portfolio turnover	39%		77%		70%	76%	98%	29%		87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  179

Financial Highlights (continued)

Columbia VP – Mid Cap Growth Opportunity Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$14.55		$13.30

Income from investment operations:
Net investment income (loss)	(0.02)		(0.01)
Net realized and unrealized gain on investments	0.51		1.26

Total from investment operations	0.49		1.25

Net asset value, end of period	$15.04		$14.55

Total return	3.37%		9.40%

Ratios to average net assets(b)
Total expenses	0.91%	(c)	0.81%	(c)

Net investment income (loss)	(0.29%	)(c)	(0.09%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$6		$5

Portfolio turnover	42%		100%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$14.53		$13.30

Income from investment operations:
Net investment income (loss)	(0.04)		(0.03)
Net realized and unrealized gain on investments	0.52		1.26

Total from investment operations	0.48		1.23

Net asset value, end of period	$15.01		$14.53

Total return	3.30%		9.25%

Ratios to average net assets(b)
Total expenses	1.18%	(c)	1.09%	(c)

Net investment income (loss)	(0.54%	)(c)	(0.31%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$644		$134

Portfolio turnover	42%		100%

The accompanying Notes to Financial Statements are an integral part of this statement.

180  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Mid Cap Growth Opportunity Fund (continued)

	Six months										Year ended
	ended June 30,		Year ended Dec. 31,								Aug. 31,
	2011		2010		2009		2008		2007	2006(d)	2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$14.53		$11.51		$7.04		$12.85		$11.42	$10.96	$12.43

Income from investment operations:
Net investment income (loss)	(0.03)		(0.02)		(0.01)		0.00	(e)	(0.02)	0.03	(0.01)
Net realized and unrealized gain on investments	0.52		3.04		4.48		(5.74)		1.58	0.91	(0.44)

Total from investment operations	0.49		3.02		4.47		(5.74)		1.56	0.94	(0.45)

Less distributions to shareholders from:
Net investment income	—		—		—		(0.00	)(e)	(0.01)	(0.03)	—
Net realized gains	—		—		—		(0.07)		(0.12)	(0.45)	(1.02)

Total distributions to shareholders	—		—		—		(0.07)		(0.13)	(0.48)	(1.02)

Net asset value, end of period	$15.02		$14.53		$11.51		$7.04		$12.85	$11.42	$10.96

Total return	3.37%		26.28%		63.39%		(44.84%	)	13.74%	8.54%	(4.43% )

Ratios to average net assets(b)
Total expenses	1.01%	(c)	0.99%		1.07%		0.88%		0.86%	0.88% (c)	0.92%

Net investment income (loss)	(0.38%	)(c)	(0.19%	)	(0.15%	)	(0.01%	)	(0.12% )	0.70% (c)	(0.14% )

Supplemental data
Net assets, end of period (in thousands)	$391,480		$407,945		$380,078		$256,228		$593,253	$689,790	$708,903

Portfolio turnover	42%		100%		126%		70%		93%	24%	43%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year was changed from August 31 to December 31.
(e)	Rounds to less than $0.01.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  181

Financial Highlights (continued)

Columbia VP – Davis New York Venture Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$10.00		$9.54

Income from investment operations:
Net investment income	0.06		0.06
Net realized and unrealized gain on investments	0.22		0.40

Total from investment operations	0.28		0.46

Net asset value, end of period	$10.28		$10.00

Total return	2.80%		4.82%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.79%	(c)	0.82%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.78%	(c)	0.82%	(c)

Net investment income	1.17%	(c)	0.98%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,296,353		$1,348,356

Portfolio turnover	7%		32%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$9.99		$9.54

Income from investment operations:
Net investment income	0.05		0.06
Net realized and unrealized gain on investments	0.23		0.39

Total from investment operations	0.28		0.45

Net asset value, end of period	$10.27		$9.99

Total return	2.80%		4.72%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.05%	(c)	0.88%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.04%	(c)	0.88%	(c)

Net investment income	0.96%	(c)	1.04%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,067		$472

Portfolio turnover	7%		32%

The accompanying Notes to Financial Statements are an integral part of this statement.

182  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Davis New York Venture Fund (continued)

	Six months								Year ended
	ended June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009	2008		2007	2006(e)	2006(f)
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$9.99		$8.96	$6.82	$11.20		$10.92	$10.03	$10.06

Income from investment operations:
Net investment income (loss)	0.05		0.03	0.05	0.06		0.11	0.03	0.02
Net realized and unrealized gain on investments	0.23		1.00	2.09	(4.35)		0.30	0.91	(0.03)

Total from investment operations	0.28		1.03	2.14	(4.29)		0.41	0.94	(0.01)

Less distributions to shareholders from:
Net investment income	—		—	—	(0.00	)(g)	(0.11)	(0.02)	(0.02)
Net realized gains	—		—	—	(0.09)		(0.02)	(0.02)	—
Tax return of capital	—		—	—	—		—	(0.01)	—

Total distributions to shareholders	—		—	—	(0.09)		(0.13)	(0.05)	(0.02)

Net asset value, end of period	$10.27		$9.99	$8.96	$6.82		$11.20	$10.92	$10.03

Total return	2.80%		11.52%	31.33%	(38.58%	)	3.84%	9.30%	(0.05%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.92%	(c)	1.05%	0.94%	1.06%		0.99%	1.02% (c)	1.15%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.91%	(c)	1.05%	0.94%	1.03%		0.99%	1.02% (c)	1.07%	(c)

Net investment income	1.04%	(c)	0.35%	0.64%	0.81%		1.03%	0.83% (c)	1.27%	(c)

Supplemental data
Net assets, end of period (in thousands)	$72,490		$79,768	$2,022,696	$842,243		$785,968	$396,870	$231,707

Portfolio turnover	7%		32%	21%	18%		12%	3%	3%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.
(f)	For the period from May 1, 2006 (commencement of operations) to August 31, 2006.
(g)	Rounds to less than $0.01.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  183

Financial Highlights (continued)

Columbia VP – Goldman Sachs Mid Cap Value Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.18		$10.44

Income from investment operations:
Net investment income	0.03		0.06
Net realized and unrealized gain on investments	0.65		0.68

Total from investment operations	0.68		0.74

Net asset value, end of period	$11.86		$11.18

Total return	6.08%		7.09%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.90%	(c)	0.92%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.90%	(c)	0.92%	(c)

Net investment income	0.55%	(c)	0.92%	(c)

Supplemental data
Net assets, end of period (in thousands)	$950,202		$886,881

Portfolio turnover	38%		85%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.17		$10.44

Income from investment operations:
Net investment income	0.02		0.07
Net realized and unrealized gain on investments	0.64		0.66

Total from investment operations	0.66		0.73

Net asset value, end of period	$11.83		$11.17

Total return	5.91%		6.99%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.16%	(c)	1.19%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.16%	(c)	1.19%	(c)

Net investment income	0.42%	(c)	0.98%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,950		$527

Portfolio turnover	38%		85%

The accompanying Notes to Financial Statements are an integral part of this statement.

184  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Goldman Sachs Mid Cap Value Fund (continued)

	Six months								Year ended
	ended June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009	2008	2007	2006(e)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$11.18		$9.17	$6.72	$10.69	$11.37	$11.72		$11.45

Income from investment operations:
Net investment income (loss)	0.02		0.06	0.10	0.16	0.11	0.04		0.25
Net realized and unrealized gain on investments	0.65		1.95	2.35	(4.05)	0.59	0.79		0.44

Total from investment operations	0.67		2.01	2.45	(3.89)	0.70	0.83		0.69

Less distributions to shareholders from:
Net investment income	—		—	—	—	(0.13)	(0.03)		(0.25)
Net realized gains	—		—	—	(0.08)	(1.25)	(1.15)		(0.17)

Total distributions to shareholders	—		—	—	(0.08)	(1.38)	(1.18)		(0.42)

Net asset value, end of period	$11.85		$11.18	$9.17	$6.72	$10.69	$11.37		$11.72

Total return	5.99%		21.87%	36.47%	(36.58% )	6.03%	7.13%		6.17%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03%	(c)	1.14%	1.56%	4.35%	2.09%	1.22%	(c)	1.19%

Net expenses after fees waived or expenses reimbursed(d)	1.03%	(c)	1.05%	1.17%	1.14%	1.05%	1.09%	(c)	1.08%

Net investment income	0.43%	(c)	0.64%	1.36%	1.57%	0.88%	0.95%	(c)	2.19%

Supplemental data
Net assets, end of period (in thousands)	$17,441		$16,108	$13,938	$12,020	$26,516	$28,479		$26,582

Portfolio turnover	38%		85%	99%	96%	93%	112%		35%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  185

Financial Highlights (continued)

Columbia VP – Partners Small Cap Value Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$15.28		$14.34

Income from investment operations:
Net investment income	0.02		0.05
Net realized and unrealized gain on investments	0.54		0.89

Total from investment operations	0.56		0.94

Net asset value, end of period	$15.84		$15.28

Total return	3.66%		6.56%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.00%	(c)	1.11%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.99%	(c)	1.09%	(c)

Net investment income	0.30%	(c)	0.56%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,268,790		$1,168,661

Portfolio turnover	28%		57%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$15.25		$14.34

Income from investment operations:
Net investment income	0.01		0.03
Net realized and unrealized gain on investments	0.53		0.88

Total from investment operations	0.54		0.91

Net asset value, end of period	$15.79		$15.25

Total return	3.54%		6.35%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.26%	(c)	1.31%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.24%	(c)	1.31%	(c)

Net investment income	0.12%	(c)	0.33%	(c)

Supplemental data
Net assets, end of period (in thousands)	$975		$484

Portfolio turnover	28%		57%

The accompanying Notes to Financial Statements are an integral part of this statement.

186  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Partners Small Cap Value Fund (continued)

	Six months								Year ended
	ended June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009	2008	2007	2006(e)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$15.26		$12.26	$8.98	$13.63	$14.89	$15.06		$14.46

Income from investment operations:
Net investment income (loss)	0.01		0.02	0.04	0.08	0.11	0.02		0.06
Net realized and unrealized gain on investments	0.54		2.98	3.24	(4.26)	(0.81)	1.46		1.61

Total from investment operations	0.55		3.00	3.28	(4.18)	(0.70)	1.48		1.67

Less distributions to shareholders from:
Net investment income	—		—	—	(0.01)	(0.12)	(0.02)		(0.06)
Net realized gains	—		—	—	(0.46)	(0.44)	(1.63)		(1.01)

Total distributions to shareholders	—		—	—	(0.47)	(0.56)	(1.65)		(1.07)

Net asset value, end of period	$15.81		$15.26	$12.26	$8.98	$13.63	$14.89		$15.06

Total return	3.60%		24.43%	36.55%	(31.57% )	(4.90% )	9.99%		12.28%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.13%	(c)	1.22%	1.27%	1.27%	1.28%	1.32%	(c)	1.28%

Net expenses after fees waived or expenses reimbursed(d)	1.12%	(c)	1.22%	1.26%	1.22%	1.23%	1.26%	(c)	1.24%

Net investment income	0.17%	(c)	0.14%	0.43%	0.84%	0.73%	0.48%	(c)	0.41%

Supplemental data
Net assets, end of period (in thousands)	$263,309		$284,055	$1,321,826	$916,221	$1,024,352	$618,629		$548,764

Portfolio turnover	28%		57%	58%	76%	58%	23%		102%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  187

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1.	Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011 the Trust was named RiverSource Variable Series Trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Variable Portfolio – Balanced Fund (formerly known as RiverSource Variable Portfolio – Balanced Fund); Columbia Variable Portfolio – Cash Management Fund (formerly known as RiverSource Variable Portfolio – Cash Management Fund); Columbia Variable Portfolio – Diversified Bond Fund (formerly known as RiverSource Variable Portfolio – Diversified Bond Fund); Columbia Variable Portfolio – Dynamic Equity Fund (formerly known as RiverSource Variable Portfolio – Dynamic Equity Fund); Columbia Variable Portfolio – Emerging Markets Opportunity Fund (formerly known as Threadneedle Variable Portfolio – Emerging Markets Fund); Columbia Variable Portfolio – Global Bond Fund (formerly known as RiverSource Variable Portfolio – Global Bond Fund); Columbia Variable Portfolio – Global Inflation Protected Securities Fund (formerly known as RiverSource Variable Portfolio – Global Inflation Protected Securities Fund); Columbia Variable Portfolio – High Yield Bond Fund (formerly known as RiverSource Variable Portfolio – High Yield Bond Fund); Columbia Variable Portfolio – Income Opportunities Fund (formerly known as RiverSource Variable Portfolio – Income Opportunities Fund); Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (formerly known as RiverSource Variable Portfolio – Mid Cap Growth Fund); Variable Portfolio – Davis New York Venture Fund; Variable Portfolio – Goldman Sachs Mid Cap Value Fund and Variable Portfolio – Partners Small Cap Value Fund. Reference to shares and shareholders within these financial statements refer to both shares and partners’ interests as well as shareholders and partners, respectively.

Each Fund, other than Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund, currently operates as a diversified fund. Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund are non-diversified funds.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). Each Fund, except Columbia Variable Portfolio – Balanced Fund, offers Class 1, Class 2, and Class 3 shares (Columbia Variable Portfolio – Balanced Fund offers only Class 3 shares) to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a qualified plan or buying a contract and making allocations to one or more Funds. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics

188  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and Mortgaged backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

For all Funds except Columbia Variable Portfolio – Cash Management Fund, short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Securities in the Columbia Variable Portfolio – Cash Management Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  189

Notes to Financial Statements (continued)

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
Each Fund may invest in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Foreign Currency Exchange Contracts	Funds
Settlement of purchases and sales of securities	Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio —
Emerging Markets Opportunity Fund, Columbia Variable Portfolio — Global Bond Fund,
Columbia Variable Portfolio — Global Inflation Protected Securities Fund,
Variable Portfolio- Davis New York Fund

Hedge the currency exposure associated with some or all of the Fund’s securities	Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Global Inflation Protected Securities Fund

Shift foreign currency exposure back to U.S. dollars	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Global Inflation Protected Securities Fund

Shift investment exposure from one currency to another	Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Diversified Bond Fund,
Columbia Variable Portfolio — Global Bond Fund,
Columbia Variable Portfolio — Global Inflation Protected Securities Fund

Shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Global Inflation Protected Securities Fund

To gain exposure to currencies where either the underlying bond market is unattractive or where foreign investors cannot easily invest in local fixed income securities	Columbia Variable Portfolio — Global Bond Fund

190  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts traded on U.S. and foreign exchanges as detailed below:

Futures Contracts	Funds
Produce incremental earnings	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Global Inflation Protected Securities Fund

Manage the duration and yield curve exposure of the Fund versus the benchmark	Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio —
Diversified Bond Fund, Columbia Variable Portfolio — Global Bond Fund,
Columbia Variable Portfolio — Global Inflation Protected Securities Fund

Manage exposure to movements in interest rates	Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio —
Diversified Bond Fund, Columbia Variable Portfolio — Global Bond Fund,
Columbia Variable Portfolio — Global Inflation Protected Securities Fund

Manage exposure to the securities market	Columbia Variable Portfolio — Global Bond Fund

Maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Columbia Variable Portfolio — Dynamic Equity Fund

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts
Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. Columbia Variable Portfolio — Diversified Bond Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  191

Notes to Financial Statements (continued)

Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio – Balanced Fund

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency
Risk Exposure Category	Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$(33,500)	$—	$(33,500)

Interest rate contracts	—	393,277	$393,277

Total	$(33,500)	$393,277	$359,777

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures Contracts	Total
Foreign exchange contracts	$—	$—	$—

Interest rate contracts	—	(374,512)	$(374,512)

Total	$—	$(374,512)	$(374,512)

192  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward Foreign Currency Exchange Contracts	7

Futures Contracts	603

Columbia Variable Portfolio – Diversified Bond Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset derivatives			Liability derivatives
	Statement of Assets			Statement of Assets
Risk Exposure	and Liabilities			and Liabilities
Category	Location	Fair Value		Location	Fair Value
Credit Contracts	Unrealized appreciation on swap contracts	$24,193		Unrealized depreciation on swap contracts	$697,366

Credit contracts	Premiums paid on outstanding credit default swap contracts	4,785,802		Premiums received on outstanding credit default swap contracts	416,414

Interest rate contracts	Net assets — unrealized appreciation on futures contracts	1,062,502	*	Net assets — unrealized depreciation on futures contracts	2,587,836	*

Total		$5,872,497			$3,701,616

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$12,943	$12,943

Foreign exchange contracts	1,326,170	—	—	$1,326,170

Interest rate contracts	—	(9,905,279)	—	$(9,905,279)

Total	$1,326,170	$(9,905,279)	$12,943	$(8,566,166)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$(673,173)	$(673,173)

Foreign exchange contracts	382,304	—	—	$382,304

Interest rate contracts	—	1,017,020	—	$1,017,020

Total	$382,304	$1,017,020	$(673,173)	$726,151

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward Foreign Currency Exchange Contracts	62

Futures Contracts	14,532

Aggregate
Notional Opened
Credit Default Swap Contracts — Buy Protection	$131,500,000

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  193

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Dynamic Equity Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset derivatives
	Statement of Assets and
Risk Exposure Category	Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$396,014	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$1,287,266

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$131,371

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Futures Contracts	387

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset derivatives		Liability derivatives
	Statement of Assets		Statement of Assets
Risk Exposure	and Liabilities		and Liabilities
Category	Location	Fair Value	Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$46,855	Unrealized depreciation on forward foreign currency exchange contracts	$62,879

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$100,727

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$(16,024)

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward Foreign Currency Exchange Contracts	214

194  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia Variable Portfolio – Global Bond Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset derivatives			Liability derivatives
	Statement of Assets			Statement of Assets
Risk Exposure	and Liabilities			and Liabilities
Category	Location	Fair Value		Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$6,365,843		Unrealized depreciation on forward foreign currency exchange contracts	$3,273,015

Interest rate contracts	Net assets — unrealized appreciation on futures contracts	466,987	*	Net assets — unrealized depreciation on futures contracts	1,272,738	*

Total		$6,832,830			$4,545,753

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures Contracts	Total
Foreign exchange contracts	$(2,645,889)	$—	$(2,645,889)

Interest rate contracts	—	(1,192,639)	$(1,192,639)

Total	$(2,645,889)	$(1,192,639)	$(3,838,528)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures Contracts	Total
Foreign exchange contracts	$2,254,137	$—	$2,254,137

Interest rate contracts	—	(1,663,678)	$(1,663,678)

Total	$2,254,137	$(1,663,678)	$590,459

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward Foreign Currency Exchange Contracts	108

Futures Contracts	4,575

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset derivatives			Liability derivatives
	Statement of Assets			Statement of Assets
Risk Exposure	and Liabilities			and Liabilities
Category	Location	Fair Value		Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$12,430,612		Unrealized depreciation on forward foreign currency exchange contracts	$13,627,582

Interest rate contracts	Net assets — unrealized appreciation on futures contracts	323,120	*	Net assets — unrealized depreciation on futures contracts	1,080,103	*

Total		$12,753,732			$14,707,685

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  195

Notes to Financial Statements (continued)

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures Contracts	Total
Foreign exchange contracts	$(69,199,441)	$—	$(69,199,441)

Interest rate contracts	—	(4,608,677)	$(4,608,677)

Total	$(69,199,441)	$(4,608,677)	$(73,808,118)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures Contracts	Total
Foreign exchange contracts	$(1,959,723)	$—	$(1,959,723)

Interest rate contracts	—	991,042	$991,042

Total	$(1,959,723)	$991,042	$(968,681)

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	97

Futures Contracts	11,241

Variable Portfolio – Davis New York Venture Fund

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$(636)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	49

Repurchase Agreements
The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

196  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Investments in Loans
The senior loans acquired by the Funds typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments
The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. The Funds identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities
Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  197

Notes to Financial Statements (continued)

Interest Only Securities
Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
For federal income tax purposes, each Fund is treated as a separate entity.

Columbia Variable Portfolio – Balanced Fund, Columbia Variable Portfolio – Dynamic Equity Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Variable Portfolio – Davis New York Venture Fund, Variable Portfolio – Goldman Sachs Mid Cap Value Fund and Variable Portfolio – Partners Small Cap Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Cash Management Fund, Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Columbia Variable Portfolio – High Yield Bond Fund and Columbia Variable Portfolio – Income Opportunities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes
The Funds may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

198  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Subaccounts
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed quarterly, when available, for Columbia Variable Portfolio – Cash Management Fund. Dividends from net investment income are declared and distributed quarterly, when available, for Columbia Variable Portfolio – Emerging Markets Opportunity Fund and Columbia Variable Portfolio – Global Bond Fund. Dividends from net investment income are declared and distributed annually, when available, for Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Columbia Variable Portfolio – High Yield Bond Fund and Columbia Variable Portfolio – Income Opportunities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trusts’ organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Funds. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Fund’s subadvisers. See Subadvisory Agreements below. The management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The current annual percentage range for each Fund is as follows:

Fund	Low	High
Columbia Variable Portfolio – Balanced Fund	0.490%	0.660%
Columbia Variable Portfolio – Cash Management Fund	0.150%	0.330%
Columbia Variable Portfolio – Diversified Bond Fund	0.300%	0.430%
Columbia Variable Portfolio – Dynamic Equity Fund	0.540%	0.710%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	0.900%	1.100%
Columbia Variable Portfolio – Global Bond Fund	0.470%	0.570%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	0.250%	0.440%
Columbia Variable Portfolio – High Yield Bond Fund	0.360%	0.590%
Columbia Variable Portfolio – Income Opportunities Fund	0.360%	0.590%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	0.620%	0.760%
Variable Portfolio – Davis New York Venture Fund	0.600%	0.730%
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	0.650%	0.780%
Variable Portfolio – Partners Small Cap Value Fund	0.870%	0.970%

Prior to April 1, 2011, the management fee annual percentage range for Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund was from 0.700% to 0.475% as the Fund’s net assets increase.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  199

Notes to Financial Statements (continued)

Prior to April 30, 2011, the management fee percentage range for certain Funds was as follows:

Fund	Low	High
Columbia Variable Portfolio – Balanced Fund	0.350%	0.530%
Columbia Variable Portfolio – Diversified Bond Fund	0.290%	0.480%
Columbia Variable Portfolio – Dynamic Equity Fund	0.375%	0.600%
Columbia Variable Portfolio – Global Bond Fund	0.520%	0.720%
Columbia Variable Portfolio – High Yield Bond Fund*	0.360%	0.590%
Columbia Variable Portfolio – Income Opportunities Fund	0.380%	0.610%

*	Although the “high” and “low” management fee rates did not change effective April 30, 2011, the management fee rates payable at certain levels did change.

For the following Funds, prior to the April 30, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the stated index. The maximum adjustment was 0.08% per year for Columbia Variable Portfolio – Balanced Fund and 0.12% for each other Fund. If the performance difference was less than 0.50%, the adjustment was zero. The index name and the amount the fee was increased (decreased) for each Fund for the six months ended June 30, 2011 was:

		Increase
Fund	Index Name	(Decrease)
Columbia Variable Portfolio – Balanced Fund*	Lipper Balanced Funds Index	$93,581
Columbia Variable Portfolio – Dynamic Equity Fund*	Lipper Large-Cap Core Funds Index	643,160
Columbia Variable Portfolio – Emerging Markets Opportunity Fund*	Emerging Markets Funds Index	(74,641)
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund**	Lipper Mid-Cap Growth Funds Index	(34,791)
Variable Portfolio – Davis New York Venture Fund**	Lipper Large-Cap Core Funds Index	(253,348)
Variable Portfolio – Goldman Sachs Mid Cap Value Fund*	Lipper Mid-Cap Value Funds Index	30,860
Variable Portfolio – Partners Small Cap Value Fund*	Lipper Small-Cap Value Funds Index	(437,362)

*	Effective April 30, 2011, the PIA was terminated.
**	Effective October 1, 2010, the Investment Manager agreed that for a transitional period of 6 months (which was equal to half of the Fund’s rolling performance fee calculation period), the Fund would compensate the investment Manager at the lower of: (1) the management fee calculated and capped at the rate calculated under the current IMSA prior to any PIA, or (ii) the fee calculated under the current IMSA including any applicable downward adjustment under the terms of the PIA. Effective April 1, 2011, the PIA was terminated.

The management fee, as a percentage of each Fund’s average daily net assets including the adjustment under the terms of the PIA, was as follows for the six months ended June 30, 2011:

Management
Fund	Fee (%)
Columbia Variable Portfolio – Balanced Fund	0.59%
Columbia Variable Portfolio – Cash Management Fund	0.33%
Columbia Variable Portfolio – Diversified Bond Fund	0.43%
Columbia Variable Portfolio – Dynamic Equity Fund	0.71%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1.05%
Columbia Variable Portfolio – Global Bond Fund	0.62%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	0.42%
Columbia Variable Portfolio – High Yield Bond Fund	0.59%
Columbia Variable Portfolio – Income Opportunities Fund	0.59%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	0.71%
Variable Portfolio – Davis New York Venture Fund	0.67%
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	0.78%
Variable Portfolio – Partners Small Cap Value Fund	0.85%

Subadvisory Agreements
The Investment Manager compensates subadvisers to manage the investment of each Fund’s assets. The Investment Manager entered into Subadvisory Agreements with the following subadvisers:

200  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of Columbia Variable Portfolio – Emerging Markets Opportunity Fund.

Davis Selected Advisers, L.P. to subadvise the assets of Variable Portfolio – Davis New York Venture Fund.

Goldman Sachs Asset Management, L.P. to subadvise assets of Variable Portfolio – Goldman Sachs Mid Cap Value Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC, Denver Investment Advisors LLC and Turner Investment Partners, Inc., each of which subadvises a portion of the assets of Variable Portfolio – Partners Small Cap Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board, of the allocation that is in the best interests of the shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The percentage range for each Fund and the percentage of each Fund’s average daily net assets for the six months ended June 30, 2011, was as follows:

			Administration
Fund	Low	High	Fee (%)
Columbia Variable Portfolio – Balanced Fund	0.03%	0.06%	0.06%
Columbia Variable Portfolio – Cash Management Fund	0.03%	0.06%	0.06%
Columbia Variable Portfolio – Diversified Bond Fund	0.04%	0.07%	0.06%
Columbia Variable Portfolio – Dynamic Equity Fund	0.03%	0.06%	0.06%
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	0.05%	0.08%	0.08%
Columbia Variable Portfolio – Global Bond Fund	0.05%	0.08%	0.08%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	0.04%	0.07%	0.06%
Columbia Variable Portfolio – High Yield Bond Fund	0.04%	0.07%	0.07%
Columbia Variable Portfolio – Income Opportunities Fund	0.04%	0.07%	0.07%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	0.03%	0.06%	0.06%
Variable Portfolio – Davis New York Venture Fund	0.03%	0.06%	0.06%
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	0.03%	0.06%	0.06%
Variable Portfolio – Partners Small Cap Value Fund	0.05%	0.08%	0.08%

Other Fees
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items for any Fund.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of each Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or certain other funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agency Fees
The Funds have a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee for each Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  201

Notes to Financial Statements (continued)

average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Funds do not pay distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1	Class 2	Class 3
Columbia Variable Portfolio – Balanced Fund	N/A	N/A	0.820%
Columbia Variable Portfolio – Cash Management Fund	0.455%	0.705%	0.580%
Columbia Variable Portfolio – Dynamic Equity Fund	0.735%	0.985%	0.860%
Columbia Variable Portfolio – Global Bond Fund	0.835%	1.085%	0.960%
Columbia Variable Portfolio – Income Opportunities Fund	0.705%	0.955%	0.830%
Variable Portfolio – Davis New York Venture Fund	0.775%	1.025%	0.900%
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	1.035%	1.285%	1.160%
Variable Portfolio – Partners Small Cap Value Fund	1.015%	1.265%	1.140%

Prior to April 30, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1	Class 2	Class 3
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1.405%	1.655%	1.530%
Columbia Variable Portfolio – Global Bond Fund	0.845%	1.095%	0.970%
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	0.635%	0.885%	0.760%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	0.955%	1.205%	1.080%
Variable Portfolio – Davis New York Venture Fund	0.865%	1.115%	0.990%
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	1.075%	1.325%	1.200%
Variable Portfolio – Partners Small Cap Value Fund	1.075%	1.325%	1.200%

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

From time to time, the Investment Manager and its affiliates may limit the expenses of Columbia Variable Portfolio – Cash Management Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

202  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

At June 30, 2011, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

		Gross	Gross
		Unrealized	Unrealized	Net Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Columbia Variable Portfolio – Cash Management Fund	$755,238,000	$—	$—	$—
Columbia Variable Portfolio – Diversified Bond Fund	4,995,536,000	84,687,000	(31,497,000)	53,190,000
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	922,719,000	172,860,000	(25,654,000)	147,206,000
Columbia Variable Portfolio – Global Bond Fund	1,564,785,000	139,061,000	(9,292,000)	129,769,000
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	3,437,240,000	172,208,000	(79,752,000)	92,456,000
Columbia Variable Portfolio – High Yield Bond Fund	682,952,000	24,290,000	(7,214,000)	17,076,000
Columbia Variable Portfolio – Income Opportunities Fund	1,452,433,000	44,314,000	(5,044,000)	39,270,000

The following capital loss carryforward, determined at December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2013	2015	2016	2017	2018	Total
Columbia Variable Portfolio – Cash Management Fund	$150	$1,337	$282,517	$2,314,644	$6,554	$2,605,202
Columbia Variable Portfolio – Diversified Bond Fund	—	—	—	21,568,860	—	21,568,860
Columbia Variable Portfolio – High Yield Bond Fund	760,493	—	72,914,336	72,257,550	—	145,932,379

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Funds will be able to utilize all of their capital loss carryforward before it expires.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, post-October losses attributed to security transactions were deferred to January 1, 2011 were as follows:

Fund	Post October Loss
Columbia Variable Portfolio – Diversified Bond Fund	$922,138
Columbia Variable Portfolio – Global Bond Fund	1,320,477
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	4,285,587

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  203

Notes to Financial Statements (continued)

Note 5.	Portfolio Information

For the six months ended June 30, 2011, the cost of purchases and proceeds from sales of securities (excluding short-term obligations but including any applicable mortgage dollar rolls for all Funds except Columbia Variable Portfolio – Cash Management Fund) aggregated to:

Fund	Purchases	Proceeds
Columbia Variable Portfolio – Balanced Fund	$1,177,970,695	$1,291,384,542
Columbia Variable Portfolio – Cash Management Fund	6,007,917,428	6,092,665,830
Columbia Variable Portfolio – Diversified Bond Fund	9,164,242,475	9,561,019,451
Columbia Variable Portfolio – Dynamic Equity Fund	368,902,502	482,518,718
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	437,225,584	419,279,507
Columbia Variable Portfolio – Global Bond Fund	508,579,480	485,076,283
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	1,052,744,586	939,084,887
Columbia Variable Portfolio – High Yield Bond Fund	320,064,805	362,081,218
Columbia Variable Portfolio – Income Opportunities Fund	514,228,289	427,186,193
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	163,094,487	186,452,632
Variable Portfolio – Davis New York Venture Fund	88,346,780	174,833,855
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	363,414,881	348,647,561
Variable Portfolio – Partners Small Cap Value Fund	406,949,801	387,527,076

Note 6.	Payments by Affiliates

From January 1, 2010 through December 31, 2010, Ameriprise Financial paid approximately $2.2 million to Columbia Variable Portfolio – Cash Management Fund. These payments reimbursed the Fund for prior year losses on securities and provided support to the Fund’s $1.00 net asset value per share. These reimbursements were voluntary, could have been discontinued at any time and do not contractually obligate Ameriprise Financial to reimburse future realized or unrealized losses that may occur. These amounts are recorded on the Statements of Changes in Net Assets as increases from payments by affiliate.

Note 7.	Lending of Portfolio Securities

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Funds’ Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, the value of the securities on loan and values of the cash collateral and U.S. government securities received as collateral was as follows:

	Securities	Cash Collateral	U.S. Government
Fund	Value	Value	Securities Value
Columbia Variable Portfolio – Balanced Fund	$46,150,912	$46,757,057	$—
Columbia Variable Portfolio – Diversified Bond Fund	996,328,744	753,515,298	260,009,004
Columbia Variable Portfolio – Dynamic Equity Fund	258,993,731	251,831,099	10,510,370
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	30,395,740	32,713,745	—
Columbia Variable Portfolio – Global Bond Fund	43,457,936	42,183,762	2,573,317
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	703,305,431	722,389,853	—
Columbia Variable Portfolio – High Yield Bond Fund	54,446,962	55,042,273	2,734,253
Columbia Variable Portfolio – Income Opportunities Fund	305,769,930	309,444,131	149,346
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	102,303,092	103,978,236	62,241
Variable Portfolio – Davis New York Venture Fund	208,300,454	210,522,187	—
Variable Portfolio – Partners Small Cap Value Fund	375,713,587	383,096,717	33,305

204  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Funds in connection with the securities lending program. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Funds receive income for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Funds continue to earn and accrue interest and dividends on the securities loaned.

Note 8.	Affiliated Money Market Fund

Each Fund, except Columbia Variable Portfolio – Cash Management Fund, may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9.	Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of Class 1 Class 2, and Class 3 shares for each Fund except for Columbia Variable Portfolio – Balanced Fund. At June 30, 2011, the Investment Manager and/or affiliates owned 100% of Class 3 shares for Columbia Variable Portfolio – Balanced Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 10.	Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Funds had no borrowings during the six months ended June 30, 2011.

Note 11.	Significant Risks

Non-Diversification Risk
Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Funds may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  205

Notes to Financial Statements (continued)

Foreign Securities Risk
Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Columbia Variable Portfolio – Global Bond Fund and Columbia Variable Portfolio – Global Inflation Protected Securities Fund invest in foreign securities. Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Inflation Protected Securities Risk
Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Note 12.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay

206  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  207

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Subadvisory Agreements

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Opportunity Fund (“Emerging Markets”), Variable Portfolio – Davis New York Venture Fund (“Davis New York Venture”) and Variable Portfolio – Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value”) and Variable Portfolio — Partners Small Cap Value Fund (“Partners SC Value”) (each a “Fund” and collectively, “the Subadvised Funds”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management is responsible for the provision of investment advice and other services to each Fund. In addition, for the Subadvised Funds, under the subadvisory agreements (the “Subadvisory Agreements”) between Columbia Management and each of Threadneedle International Limited (“Threadneedle”), Davis Selected Advisers, L.P. (“Davis”), Goldman Sachs Asset Management, L.P. (“GSAM”), Barrow Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), Donald Smith & Co., Inc. (“Donald Smith”), River Road Asset Management, LLC (“River Road”), Denver Investment Advisors LLC (“Denver”) and Turner Investment Partners, Inc. (“Turner”) (collectively, the “Subadvisers”), the Subadvisers, with respect to that portion of a Fund’s assets allocated to it by Columbia Management, and in case of each of Davis, GSAM and Threadneedle with respect to the entire Fund’s portfolio, provide portfolio management and related services for the Subadvised Funds.

At an in-person meeting of the Fund’s Board of Trustees (the “Board”) held on April 12-14, 2011 (the “April Meeting”), independent legal counsel reviewed with the independent Board members (the “Independent Directors”) various factors relevant to the Board’s consideration of the Subadvisory Agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each of the Subadvisory Agreements.

Nature, Extent and Quality of Services Provided by the Subadvisers:  The Board considered its analysis of various reports and presentations received by it or one or more of its committees detailing the services performed by the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel. The Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, the Chief Compliance Officer of each Fund continues to monitor each code and each program, and that no material issues have been reported. The Board also considered each Subadviser’s investment strategy/style as well as the experience of the personnel that manage each relevant Fund. The Board also considered the financial condition of each Subadviser and its capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. The Board discussed Threadneedle’s affiliation with the investment manager (i.e., it is a wholly-owned subsidiary thereof). The Board also discussed the acceptability of the terms of the Subadvisory Agreements, including the relatively broad scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the investment manager. It was observed that no changes were recommended to the Subadvisory Agreements. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of each of the Subadvised Funds (discussed below), the Board concluded that the services being performed under each Subadvisory Agreement were of a reasonably high quality.

Investment Performance:  For purposes of evaluating the nature, extent and quality of services provided under each Subadvisory Agreement, the Board carefully reviewed the investment performance of each Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of each Fund. The Board observed that for each of Emerging Markets and Goldman Sachs Mid Cap Value the Fund’s investment performance met expectations; and for Davis New York Venture and Partners SC Value investment performance was appropriate in light of the particular management style. Also for Davis New York Venture, the Board took into account Columbia Management’s reiteration of its confidence in the long-term focus of the Subadviser’s strategy.

208  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Additionally, the Board reviewed Columbia Management’s process for selecting and monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the retention of each Subadviser.

Costs of Services Provided:  The Board reviewed the level of subadvisory fees, noting that the fees are paid by the investment manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for each Subadviser was comparable to those charged by other subadvisers to similar funds managed by the investment manager.

Profitability and Economies of Scale to be Realized:  The Board recognized that, because each Subadviser’s fees are paid by Columbia Management and not the Fund, the analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the IMS Agreement, which was separately considered and approved at the Board’s meeting in September 2010.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that fees payable under each Subadvisory Agreement were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. At the April Meeting, the Board, including all of the Independent Directors, approved the renewal of each Subadvisory Agreement.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  209

Results of Meeting of Shareholders

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Columbia Variable Portfolio – Balanced Fund, Columbia Variable Portfolio – Cash Management Fund,
Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Dynamic Equity Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Columbia Variable Portfolio – High Yield Bond Fund, Columbia Variable Portfolio – Income Opportunities Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Variable Portfolio – Davis New York Venture Fund, Variable Portfolio – Goldman Sachs Mid Cap Value Fund and Variable Portfolio – Partners Small Cap Value Fund

Proposal 1.  To elect trustees to the Board.*

	Dollars Voted	Dollars Voted		Broker
	“For”	“Withhold”	Abstentions	Non-Votes
01. Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000

02. Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000

03. Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000

04. William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000

05. Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000

06. William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000

07. R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000

08. Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000

09. John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000

10. John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000

11. Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000

12. Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000

13. Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000

14. Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000

15. Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000

16. William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for election of trustees.

For the Funds shown below:

Proposal 1. To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

	Dollars Voted	Dollars Voted		Broker
	“For”	“Against”	Abstentions	Non-Votes
Columbia Variable Portfolio – Balanced Fund	857,951,764.991	61,660,754.610	33,297,344.782	0.000

Columbia Variable Portfolio – Cash Management Fund	784,083,930.692	33,828,282.770	27,466,646.086	0.000

Columbia Variable Portfolio – Diversified Bond Fund	3,790,275,925.286	65,325,795.910	57,747,199.355	0.000

Columbia Variable Portfolio – Dynamic Equity Fund	1,249,893,454.931	73,116,425.188	49,310,124.611	0.000

Columbia Variable Portfolio – Global Bond Fund	1,534,738,049.449	17,736,722.180	17,417,804.045	0.000

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	2,478,312,354.743	11,407,341.757	11,093,093.843	0.000

Columbia Variable Portfolio – High Yield Bond Fund	632,234,694.620	24,058,724.536	19,880,664.066	0.000

Columbia Variable Portfolio – Income Opportunities Fund	1,061,776,806.824	12,933,478.465	6,702,921.048	0.000

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund	374,163,231.322	21,764,400.484	13,319,505.496	0.000

210  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Dollars Voted	Dollars Voted		Broker
	‘‘For”	‘‘Against”	Abstentions	Non-Votes
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	940,228,055.752	45,543,503.343	28,835,673.310	0.000

Variable Portfolio – Davis New York Venture Fund	1,405,483,730.349	4,515,565.231	2,004,725.483	0.000

Variable Portfolio – Goldman Sachs Mid Cap Value Fund	890,807,504.871	539,427.170	332,090.463	0.000

Variable Portfolio – Partners Small Cap Value Fund	1,426,407,584.962	11,906,976.721	8,541,147.108	0.000

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  211

Columbia Variable Portfolio Funds
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6462 AE (8/11)

Semiannual Report

Columbia Variable Portfolio – Diversified Equity Income Fund
(formerly known as RiverSource Variable Portfolio – Diversified Equity Income Fund)

Semiannual Report for the Period Ended June 30, 2011

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	2
Fund Expense Example	4
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	17
Proxy Voting	24
Results of Meeting of Shareholders	24

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Variable Portfolio (VP) – Diversified Equity Income Fund (the Fund) Class 3 shares gained 4.94% for the six months ended June 30, 2011.

>	The Fund underperformed its benchmark, the Russell 1000® Value Index, which increased 5.92% for the same six-month period.

>	The Fund also underperformed its peer group, represented by the Lipper Equity Income Funds Index, which rose 6.40% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – Diversified Equity Income Fund
Class 1	+5.00%	+33.04%	N/A	N/A	N/A	+12.77%

Class 2	+4.87%	+32.60%	N/A	N/A	N/A	+12.34%

Class 3	+4.94%	+32.88%	+1.98%	+2.07%	+6.00%	N/A

Russell 1000® Value Index(1) (unmanaged)	+5.92%	+28.94%	+2.28%	+1.15%	+3.99%	+8.61%

Lipper Equity Income Funds Index(2) (unmanaged)	+6.40%	+29.68%	+3.42%	+2.46%	+3.71%	+11.07%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Russell 1000® Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

2  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Stocks	95.9%

Consumer Discretionary	8.3

Consumer Staples	5.4

Energy	15.7

Financials	14.1

Health Care	11.0

Industrials	16.8

Information Technology	11.0

Materials	5.7

Telecommunication Services	5.2

Utilities	2.7

Convertible Bonds	0.2

Other(2)	3.9

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Lorillard, Inc.	3.6%

Bank of America Corp.	2.9

JPMorgan Chase & Co.	2.9

Exxon Mobil Corp.	2.9

AT&T, Inc.	2.6

Microsoft Corp.	2.5

Chevron Corp.	2.4

Apache Corp.	2.2

XL Group PLC	2.2

Goldman Sachs Group, Inc. (The)	2.2

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  3

Fund Expense Example
(Unaudited)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur, depending on the share class, ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class (if applicable). You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, (if applicable) and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

4  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,050.00	$3.91	.77%

Hypothetical (5% return before expenses)	$1,000	$1,020.98	$3.86	.77%

Class 2

Actual(b)	$1,000	$1,048.70	$5.08	1.00%

Hypothetical (5% return before expenses)	$1,000	$1,019.84	$5.01	1.00%

Class 3

Actual(b)	$1,000	$1,049.40	$4.57	.90%

Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51	.90%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +5.00% for Class 1, +4.87% for Class 2 and +4.94% for Class 3.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments

Columbia VP – Diversified Equity Income Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.6%

CONSUMER DISCRETIONARY 8.2%

Auto Components 0.6%
Johnson Controls, Inc.(a)	476,847	$19,865,446

Automobiles 1.3%
Ford Motor Co.(a)(b)	3,048,968	42,045,269

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.(c)	920,615	34,642,742

Household Durables 0.3%
DR Horton, Inc.(a)	227,025	2,615,328
Lennar Corp., Class A(a)	416,632	7,561,871

Total		10,177,199

Media 1.7%
Comcast Corp., Class A	476,764	12,081,200
Regal Entertainment Group, Class A(a)	1,027,563	12,690,403
Time Warner, Inc.(a)	324,687	11,808,866
Viacom, Inc., Class B	401,461	20,474,511

Total		57,054,980

Multiline Retail 1.9%
Macy’s, Inc.	780,088	22,809,773
Target Corp.	881,955	41,372,509

Total		64,182,282

Specialty Retail 1.3%
Home Depot, Inc.(a)	1,004,795	36,393,675
Staples, Inc.	496,734	7,848,397

Total		44,242,072

TOTAL CONSUMER DISCRETIONARY		272,209,990

CONSUMER STAPLES 5.4%

Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.(a)	613,185	32,584,651

Tobacco 4.4%
Lorillard, Inc.	1,039,208	113,138,575
Philip Morris International, Inc.	470,953	31,445,532

Total		144,584,107

TOTAL CONSUMER STAPLES		177,168,758

ENERGY 15.7%

Energy Equipment & Services 4.1%
Baker Hughes, Inc.	301,911	21,906,662
Halliburton Co.	1,050,309	53,565,759
McDermott International, Inc.(b)(c)	1,101,795	21,826,559
Nabors Industries Ltd.(b)(c)	474,152	11,683,105
National Oilwell Varco, Inc.(a)	245,332	19,187,416
Schlumberger Ltd.(c)	97,748	8,445,427

Total		136,614,928

Oil, Gas & Consumable Fuels 11.6%
Anadarko Petroleum Corp.	450,994	34,618,299
Apache Corp.	565,744	69,807,152
Chevron Corp.	741,781	76,284,758
ConocoPhillips	176,036	13,236,147
Devon Energy Corp.	141,033	11,114,811
Exxon Mobil Corp.	1,122,349	91,336,762
Marathon Oil Corp.	434,680	22,898,942
Newfield Exploration Co.(b)	182,278	12,398,550
Occidental Petroleum Corp.	325,255	33,839,530
Total SA, ADR(c)	272,751	15,775,918

Total		381,310,869

TOTAL ENERGY		517,925,797

FINANCIALS 14.1%

Capital Markets 3.2%
Artio Global Investors, Inc.(a)	13,293	150,211
Goldman Sachs Group, Inc. (The)	517,429	68,864,625
Morgan Stanley	1,539,666	35,427,715

Total		104,442,551

Commercial Banks 0.3%
Wells Fargo & Co.	411,777	11,554,463

Diversified Financial Services 5.6%
Bank of America Corp.	8,460,837	92,730,774
JPMorgan Chase & Co.	2,264,770	92,719,684

Total		185,450,458

Insurance 4.6%
ACE Ltd.(c)	417,230	27,462,079
Endurance Specialty Holdings Ltd.(c)	162,898	6,732,574
MetLife, Inc.	587,042	25,753,532
PartnerRe Ltd.(c)	65,112	4,482,961
Travelers Companies, Inc. (The)	300,092	17,519,371
XL Group PLC(c)	3,134,819	68,903,322

Total		150,853,839

Real Estate Investment Trusts (REITs) 0.4%
Equity Residential	98,754	5,925,240
ProLogis, Inc.(a)	187,898	6,734,264

Total		12,659,504

TOTAL FINANCIALS		464,960,815

HEALTH CARE 11.0%

Biotechnology 0.7%
Gilead Sciences, Inc.(b)	524,093	21,702,691

Health Care Providers & Services 1.8%
HCA Holdings, Inc.(b)	359,972	11,879,076
UnitedHealth Group, Inc.	520,272	26,835,630
WellPoint, Inc.	245,095	19,306,133

Total		58,020,839

Life Sciences Tools & Services 3.0%
Agilent Technologies, Inc.(b)	492,699	25,181,846
Life Technologies Corp.(b)	475,984	24,784,487
Thermo Fisher Scientific, Inc.(b)	774,150	49,847,519

Total		99,813,852

Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.(a)	1,438,893	41,670,341
Johnson & Johnson	239,994	15,964,401
Merck & Co., Inc.	1,023,607	36,123,091
Novartis AG, ADR(c)	460,260	28,126,489
Pfizer, Inc.	2,216,949	45,669,149
Teva Pharmaceutical Industries Ltd., ADR(c)	324,200	15,632,924

Total		183,186,395

TOTAL HEALTH CARE		362,723,777

The accompanying Notes to Financial Statements are an integral part of this statement.

6  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 16.7%

Aerospace & Defense 2.5%
Boeing Co. (The)	401,482	$29,681,564
Goodrich Corp.	180,455	17,233,453
Honeywell International, Inc.	287,987	17,161,145
Lockheed Martin Corp.(a)	223,641	18,108,212

Total		82,184,374

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	213,296	15,555,677

Airlines 0.7%
Delta Air Lines, Inc.(b)	967,215	8,869,361
United Continental Holdings, Inc.(a)(b)	714,030	16,158,499

Total		25,027,860

Electrical Equipment 3.0%
ABB Ltd., ADR(a)(b)(c)	1,388,113	36,021,532
Babcock & Wilcox Co. (The)(b)	510,013	14,132,460
Cooper Industries PLC(c)	620,065	36,999,279
Hubbell, Inc., Class B	213,627	13,875,074

Total		101,028,345

Industrial Conglomerates 4.6%
3M Co.(a)	374,144	35,487,559
General Electric Co.	1,300,278	24,523,243
Siemens AG, ADR(a)(c)	450,359	61,937,873
Tyco International Ltd.(c)	617,279	30,512,101

Total		152,460,776

Machinery 4.7%
Caterpillar, Inc.	293,203	31,214,391
Deere & Co.	396,648	32,703,628
Eaton Corp.	443,446	22,815,297
Illinois Tool Works, Inc.(a)	544,703	30,770,273
Ingersoll-Rand PLC(a)(c)	338,276	15,361,113
Parker Hannifin Corp.	249,945	22,430,064

Total		155,294,766

Road & Rail 0.7%
Union Pacific Corp.	211,781	22,109,936

TOTAL INDUSTRIALS		553,661,734

INFORMATION TECHNOLOGY 11.0%

Communications Equipment 0.4%
Nokia OYJ, ADR(a)(c)	2,207,150	14,169,903

Computers & Peripherals 0.6%
Western Digital Corp.(b)	558,153	20,305,606

Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd.(c)	385,721	14,179,104

IT Services 4.2%
Accenture PLC, Class A(a)(c)	483,828	29,232,888
Computer Sciences Corp.	187,597	7,121,182
IBM Corp.(a)	316,645	54,320,450
Mastercard, Inc., Class A	155,957	46,996,082

Total		137,670,602

Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.(a)	1,856,621	41,142,722
Microchip Technology, Inc.(a)	545,874	20,694,083

Total		61,836,805

Software 3.5%
Microsoft Corp.	3,102,526	80,665,676
Oracle Corp.	1,050,189	34,561,720

Total		115,227,396

TOTAL INFORMATION TECHNOLOGY		363,389,416

MATERIALS 5.7%

Chemicals 3.3%
Air Products & Chemicals, Inc.	139,140	13,299,001
Dow Chemical Co. (The)	945,166	34,025,976
EI du Pont de Nemours & Co.	790,454	42,724,039
Huntsman Corp.(a)	1,034,152	19,493,765

Total		109,542,781

Construction Materials 0.3%
Cemex SAB de CV, ADR(a)(b)(c)	1,144,971	9,846,750

Metals & Mining 2.1%
Alcoa, Inc.(a)	205,077	3,252,521
Freeport-McMoRan Copper & Gold, Inc.	631,710	33,417,459
Nucor Corp.	80,520	3,319,035
Rio Tinto PLC, ADR(a)(c)	245,550	17,758,176
Xstrata PLC(c)	493,106	10,854,201

Total		68,601,392

TOTAL MATERIALS		187,990,923

TELECOMMUNICATION SERVICES 5.1%

Diversified Telecommunication Services 4.8%
AT&T, Inc.	2,588,931	81,318,323
CenturyLink, Inc.	752,620	30,428,426
Deutsche Telekom AG, ADR(a)(c)	578,195	9,028,515
Frontier Communications Corp.(a)	424,311	3,424,190
Verizon Communications, Inc.(a)	615,401	22,911,379
Windstream Corp.(a)	1,024,730	13,280,501

Total		160,391,334

Wireless Telecommunication Services 0.3%
Sprint Nextel Corp.(a)(b)	1,775,375	9,569,271

TOTAL TELECOMMUNICATION SERVICES		169,960,605

UTILITIES 2.7%

Electric Utilities 1.5%
American Electric Power Co., Inc.	374,378	14,106,563
Entergy Corp.	166,154	11,344,995
FirstEnergy Corp.	284,104	12,543,192
NextEra Energy, Inc.(a)	199,966	11,490,046

Total		49,484,796

Multi-Utilities 1.2%
Dominion Resources, Inc.(a)	503,373	24,297,815
Sempra Energy	291,422	15,410,395

Total		39,708,210

TOTAL UTILITIES		89,193,006

Total Common Stocks
(Cost: $2,461,660,576)		$3,159,184,821

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds 0.2%

Building Materials 0.2%
Cemex SAB de CV
Subordinated Notes(c)(d)
03/15/18	3.750%	$5,139,000	$5,100,971

Total Convertible Bonds
(Cost: $5,139,000)			$5,100,971

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

	Shares	Value

Money Market Fund 3.9%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	128,246,133	$128,246,133

Total Money Market Fund
(Cost: $128,246,133)		$128,246,133

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 10.8%

Asset-Backed Commercial Paper 0.9%
Cancara Asset Securitisation LLC
07/13/11	0.150%	$9,998,750	$9,998,750
07/19/11	0.250%	9,993,750	9,993,750
Rhein-Main Securitisation Ltd.
09/06/11	0.430%	4,994,924	4,994,924
Versailles Commercial Paper LLC
08/17/11	0.310%	4,996,039	4,996,039

Total			29,983,463

Certificates of Deposit 7.7%
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.220%	5,000,000	5,000,000
Bank of America, National Association
10/03/11	0.350%	15,000,000	15,000,000
Barclays Bank PLC
08/19/11	0.330%	10,000,000	10,000,000
09/13/11	0.310%	5,000,000	5,000,000
Commerzbank AG
07/20/11	0.220%	15,000,000	15,000,000
Credit Agricole
08/23/11	0.230%	9,994,126	9,994,126
Credit Industrial et Commercial
07/01/11	0.430%	5,000,000	5,000,000
11/21/11	0.410%	10,000,000	10,000,000
DZ Bank AG
07/12/11	0.200%	10,000,000	10,000,000
Den Danske Bank
07/26/11	0.230%	9,996,104	9,996,104
Deutsche Bank AG
07/08/11	0.260%	15,000,000	15,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	10,000,000	10,000,000
08/12/11	0.300%	5,000,000	5,000,000
KBC Bank NV
07/07/11	0.300%	12,000,000	12,000,000
07/14/11	0.280%	5,000,000	5,000,000
La Banque Postale
09/13/11	0.250%	10,000,000	10,000,000
Lloyds Bank PLC
10/03/11	0.260%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
07/27/11	0.270%	15,000,000	15,000,000
National Australia Bank
11/18/11	0.211%	10,999,953	10,999,953
National Bank of Canada
10/07/11	0.240%	10,000,000	10,000,000
11/18/11	0.186%	5,000,000	5,000,000
Natixis
09/07/11	0.544%	20,000,000	20,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	8,000,000	8,000,000
Societe Generale
09/01/11	0.310%	4,995,225	4,995,225
Swedbank AB
08/05/11	0.240%	10,000,000	10,000,000
Union Bank of Switzerland
11/14/11	0.224%	5,000,000	5,000,000
United Overseas Bank Ltd.
08/26/11	0.300%	5,000,000	5,000,000

Total			255,985,408

Commercial Paper 1.0%
Danske Corp.
07/11/11	0.240%	6,997,807	6,997,807
Erste Finance (Delaware) LLC
07/18/11	0.210%	14,997,288	14,997,288
Macquarie Bank Ltd.
11/10/11	0.461%	4,988,308	4,988,308
Suncorp Metway Ltd.
07/11/11	0.200%	4,999,111	4,999,111

Total			31,982,514

Other Short-Term Obligations 0.4%
Goldman Sachs Group, Inc. (The)
08/08/11	0.300%	12,000,000	12,000,000

Repurchase Agreements 0.8%
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,033(g)	0.120%	10,000,000	10,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $10,000,028(g)	0.100%	10,000,000	10,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $7,795,114(g)	0.080%	7,795,097	7,795,097

Total			27,795,097

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $357,746,482)			$357,746,482

Total Investments
(Cost: $2,952,792,191)			$3,650,278,407
Other Assets & Liabilities, Net			(347,200,793)

Net Assets			$3,303,077,614

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 16.19% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $5,100,971 or 0.15% of net assets.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(f)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$72,031,834	$320,931,375	$(264,717,076)	$—	$128,246,133	$841,863	$128,246,133

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.120%)
Security description	Value
Freddie Mac REMICS	$354,526
Ginnie Mae I Pool	8,707,804
Government National Mortgage Association	1,137,670

Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.100%)
Security description	Value
Fannie Mae Pool	$6,073,489
Freddie Mac Gold Pool	4,126,511

Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$7,951,034

Total Market Value of Collateral Securities	$7,951,034

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$272,209,990	$—	$—	$272,209,990
Consumer Staples	177,168,758	—	—	177,168,758
Energy	517,925,797	—	—	517,925,797
Financials	464,960,815	—	—	464,960,815
Health Care	362,723,777	—	—	362,723,777
Industrials	553,661,734	—	—	553,661,734
Information Technology	363,389,416	—	—	363,389,416
Materials	177,136,722	10,854,201	—	187,990,923
Telecommunication Services	169,960,605	—	—	169,960,605
Utilities	89,193,006	—	—	89,193,006

Total Equity Securities	3,148,330,620	10,854,201	—	3,159,184,821

Bonds
Convertible Bonds	—	5,100,971	—	5,100,971

Total Bonds	—	5,100,971	—	5,100,971

Other
Affiliated Money Market Fund(c)	128,246,133	—	—	128,246,133
Investments of Cash Collateral Received for Securities on Loan	—	357,746,482	—	357,746,482

Total Other	128,246,133	357,746,482	—	485,992,615

Total	$3,276,576,753	$373,701,654	$—	$3,650,278,407

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  11

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,466,799,576)	$3,164,285,792
Affiliated issuers (identified cost $128,246,133)	128,246,133
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $329,951,385)	329,951,385
Repurchase agreements (identified cost $27,795,097)	27,795,097

Total investments (identified cost $2,952,792,191)	3,650,278,407
Receivable for:
Capital shares sold	240,253
Investments sold	13,051,610
Dividends	3,532,259
Interest	117,048
Reclaims	72,321

Total assets	3,667,291,898

Liabilities
Due upon return of securities on loan	357,746,482
Payable for:
Investments purchased	1,495,809
Capital shares purchased	2,422,452
Investment management fees	1,490,700
Distribution fees	154,940
Transfer agent fees	158,693
Administration fees	136,621
Other expenses	608,587

Total liabilities	364,214,284

Net assets applicable to outstanding capital stock	$3,303,077,614

Represented by
Partners’ capital	$3,303,077,614

Total — representing net assets applicable to outstanding capital stock	$3,303,077,614

*Value of securities on loan	$350,075,843

Net assets applicable to outstanding shares
Class 1	$1,784,353,070
Class 2	$16,972,299
Class 3	$1,501,752,245
Shares outstanding
Class 1	128,871,887
Class 2	1,230,346
Class 3	108,681,554
Net asset value per share
Class 1	$13.85
Class 2	$13.79
Class 3	$13.82

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$37,249,576
Interest	55,278
Dividends from affiliates	72,469
Income from securities lending — net	841,863
Foreign taxes withheld	(640,664)

Total income	37,578,522

Expenses:
Investment management fees	10,098,926
Distribution fees
Class 2	8,563
Class 3	969,770
Transfer agent fees
Class 1	495,188
Class 2	2,033
Class 3	465,474
Administration fees	827,775
Compensation of board members	31,614
Custodian fees	16,530
Printing and postage fees	253,400
Professional fees	28,875
Other	127,145

Total expenses	13,325,293

Net investment income	24,253,229

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	184,284,504
Foreign currency transactions	(37,661)
Forward foreign currency exchange contracts	12,179

Net realized gain	184,259,022
Net change in unrealized appreciation (depreciation) on:
Investments	(57,600,008)

Net change in unrealized depreciation	(57,600,008)

Net realized and unrealized gain	126,659,014

Net increase in net assets resulting from operations	$150,912,243

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  13

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)
	(Unaudited)
Operations
Net investment income	$24,253,229	$49,044,939
Net realized gain	184,259,022	123,857,649
Net change in unrealized appreciation (depreciation)	(57,600,008)	263,983,214

Net increase in net assets resulting from operations	150,912,243	436,885,802

Increase (decrease) in net assets from share transactions	23,199,879	(1,165,236,829)

Total increase in net assets	174,112,122	728,351,027
Net assets at beginning of period	3,128,965,492	3,857,316,519

Net assets at end of period	$3,303,077,614	$3,128,965,492

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	6,315,084	86,823,610	209,837,128	2,327,191,273
Fund merger	6,125,550	88,211,428	—	—
Redemptions	(1,493,405)	(20,512,555)	(91,912,470)	(1,011,209,099)

Net increase	10,947,229	154,522,483	117,924,658	1,315,982,174

Class 2 shares
Subscriptions	162,160	2,222,669	93,518	1,145,211
Fund merger	1,032,751	14,804,552	—	—
Redemptions	(55,107)	(757,190)	(2,976)	(35,531)

Net increase	1,139,804	16,270,031	90,542	1,109,680

Class 3 Shares
Subscriptions	11,755	160,682	7,228,957	83,062,143
Redemptions	(10,774,290)	(147,753,317)	(229,981,959)	(2,565,390,826)

Net decrease	(10,762,535)	(147,592,635)	(222,753,002)	(2,482,328,683)

Total net increase (decrease)	1,324,498	23,199,879	(104,737,802)	(1,165,236,829)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six months ended		Year ended
Per share data	June 30, 2011		Dec. 31, 2010(a)
	(Unaudited)
Net asset value, beginning of period	$13.19		$12.05

Income from investment operations:
Net investment income	0.11		0.13
Net realized and unrealized gain on investments	0.55		1.01

Total from investment operations	0.66		1.14

Net asset value, end of period	$13.85		$13.19

Total return	5.00%		9.46%

Ratios to average net assets(b)
Total expenses	0.77%	(c)	0.78%	(c)

Net investment income	1.58%	(c)	1.68%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,784,353		$1,554,974

Portfolio turnover	16%		26%

Class 2	Six months ended		Year ended
Per share data	June 30, 2011		Dec. 31, 2010(a)
	(Unaudited)
Net asset value, beginning of period	$13.15		$12.05

Income from investment operations:
Net investment income	0.13		0.11
Net realized and unrealized gain on investments	0.51		0.99

Total from investment operations	0.64		1.10

Net asset value, end of period	$13.79		$13.15

Total return	4.87%		9.13%

Ratios to average net assets(b)
Total expenses	1.00%	(c)	1.03%	(c)

Net investment income	1.91%	(c)	1.37%	(c)

Supplemental data
Net assets, end of period (in thousands)	$16,972		$1,191

Portfolio turnover	16%		26%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  15

Financial Highlights (continued)

								Year ended
Class 3	Six months ended		Year ended Dec. 31,					Aug. 31,
Per share data	June 30, 2011		2010	2009	2008	2007	2006(d)	2006
	(Unaudited)
Net asset value, beginning of period	$13.17		$11.27	$8.84	$16.24	$15.48	$15.09	$13.83

Income from investment operations:
Net investment income	0.10		0.17	0.20	0.23	0.24	0.07	0.23
Net realized and unrealized gain (loss) on investments	0.55		1.73	2.23	(6.35)	0.98	1.33	1.80

Total from investment operations	0.65		1.90	2.43	(6.12)	1.22	1.40	2.03

Less distributions to shareholders from:
Net investment income	—		—	—	(0.01)	(0.25)	(0.05)	(0.22)
Net realized gains	—		—	—	(1.27)	(0.21)	(0.96)	(0.55)

Total distributions to shareholders	—		—	—	(1.28)	(0.46)	(1.01)	(0.77)

Net asset value, end of period	$13.82		$13.17	$11.27	$8.84	$16.24	$15.48	$15.09

Total return	4.94%		16.83%	27.46%	(40.47% )	8.02%	9.37%	15.19%

Ratios to average net assets(b)
Total expenses	0.90%	(c)	0.90%	0.76%	0.86%	0.86%	0.91% (c)	0.91%

Net investment income	1.43%	(c)	1.42%	2.14%	2.03%	1.47%	1.39% (c)	1.61%

Supplemental data
Net assets, end of period (in thousands)	$1,501,752		$1,572,800	$3,857,317	$2,765,112	$4,078,779	$3,446,087	$2,876,686

Portfolio turnover	16%		26%	49%	41%	29%	5%	27%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Diversified Equity Income Fund (the Fund), formerly known as RiverSource Variable Portfolio – Diversified Equity Income Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2, and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  17

Notes to Financial Statements (continued)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains

18  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$12,179

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended June 30, 2011
Contracts
Opened
Forward Foreign Currency Exchange Contracts	2

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements (continued)

Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.660% to 0.490% as the Fund’s net assets increase. Prior to April 30, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.600% to 0.375% as the Fund’s net assets increased. Also prior to April 30, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper Equity Income Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $976,978 for the six months ended June 30, 2011. The management fee for the six months ended June 30, 2011 was 0.63% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective April 30, 2011, the PIA was terminated.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.05% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts

20  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee for Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $492,121,848 and $585,382,573, respectively, for the six months ended June 30, 2011.

Transactions to realign the Fund’s portfolio following the merger as described in Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $77,413,721 and $108,331,825, respectively.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $350,075,843 were on loan, secured by cash collateral of $357,746,482 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

Note 7. Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class 3 shares.

At June 30, 2011, the Investment Manager and/or affiliates owned approximately 97% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended June 30, 2011.

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Large Cap Value Fund, Variable Series (the acquired fund). The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $3,334,199,867 and the combined net assets immediately after the acquisition were $3,437,215,847.

The merger was accomplished by a tax-free exchange of 7,555,251 shares of the acquired fund valued at $103,015,980 (including $24,411,317 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	6,125,550
Class 2	1,032,751

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the six months ended June 30, 2011, would have been approximately $25.8 million, $189.6 million, $(56.7) million and $158.7 million, respectively.

22  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  23

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1:  To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for the election of trustees.

Proposal 2:  To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
2,855,994,046.120	140,269,777.693	94,435,098.851	0.000

24  COLUMBIA VP – DIVERSIFIED EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Columbia VP – Diversified Equity Income Fund
(formerly known as RiverSource VP – Diversified Equity Income Fund)
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6469 A (8/11)

Semiannual Report

Columbia Variable Portfolio – Large Cap Growth Fund
(formerly known as Seligman Variable Portfolio – Growth Fund)

Semiannual Report for the Period Ended June 30, 2011

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	2
Fund Expense Example	4
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	17
Proxy Voting	23
Results of Meeting of Shareholders	23

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Variable Portfolio (VP) – Large Cap Growth Fund (the Fund) Class 3 shares gained 6.89% for the six months ended June 30, 2011.

>	The Fund slightly outperformed its benchmark, the Russell 1000® Growth Index, which increased 6.83% for the same six-month period.

>	The Fund also outperformed its peer group, represented by the Lipper Large-Cap Growth Funds Index, which rose 5.24% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – Large Cap Growth Fund
Class 1	+6.89%	+35.00%	N/A	N/A	N/A	+12.80%

Class 2	+6.75%	+34.63%	N/A	N/A	N/A	+12.54%

Class 3	+6.89%	+35.00%	+4.06%	+2.01%	-0.28%	N/A

Russell 1000® Growth Index(1) (unmanaged)	+6.83%	+35.01%	+5.01%	+5.33%	+2.24%	+14.09%

Lipper Large-Cap Growth Funds Index(2)	+5.24%	+32.67%	+3.11%	+4.05%	+1.35%	+11.65%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

2  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	13.3%

Consumer Staples	8.9

Energy	10.3

Financials	4.4

Health Care	13.2

Industrials	12.4

Information Technology	29.5

Materials	5.0

Telecommunication Services	2.1

Other(2)	0.9

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Apple, Inc.	3.0%

QUALCOMM, Inc.	2.8

EMC Corp.	2.8

Oracle Corp.	2.7

United Technologies Corp.	2.0

Google, Inc., Class A	1.9

Halliburton Co.	1.8

PepsiCo, Inc.	1.7

Philip Morris International, Inc.	1.7

Starbucks Corp.	1.6

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  3

Fund Expense Example
(Unaudited)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur, depending on the share class, ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class (if applicable). You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, (if applicable) and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

4  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,068.90	$4.05	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96	.79%

Class 2

Actual(b)	$1,000	$1,067.50	$4.66	.91%

Hypothetical (5% return before expenses)	$1,000	$1,020.28	$4.56	.91%

Class 3

Actual(b)	$1,000	$1,068.90	$4.82	.94%

Hypothetical (5% return before expenses)	$1,000	$1,020.13	$4.71	.94%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +6.89% for Class 1, +6.75% for Class 2 and +6.89% for Class 3.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments
Columbia VP – Large Cap Growth Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%

CONSUMER DISCRETIONARY (13.4%)

Hotels, Restaurants & Leisure (2.6%)
Bally Technologies, Inc.(a)(b)	36,148	$1,470,500
Ctrip.com International Ltd., ADR(a)(b)(c)	36,197	1,559,367
Starbucks Corp.	115,245	4,551,025

Total		7,580,892

Internet & Catalog Retail (2.7%)
Amazon.com, Inc.(b)	18,004	3,681,638
Expedia, Inc.(a)	95,131	2,757,847
priceline.com, Inc.(b)	2,675	1,369,413

Total		7,808,898

Media (1.8%)
Comcast Corp., Class A	83,105	2,105,881
Viacom, Inc., Class B	59,139	3,016,089

Total		5,121,970

Multiline Retail (1.0%)
Macy’s, Inc.	102,146	2,986,749

Specialty Retail (2.5%)
Abercrombie & Fitch Co., Class A	41,547	2,780,325
Dick’s Sporting Goods, Inc.(a)(b)	65,479	2,517,668
Lowe’s Companies, Inc.	87,194	2,032,492

Total		7,330,485

Textiles, Apparel & Luxury Goods (2.8%)
Coach, Inc.	50,655	3,238,374
Fossil, Inc.(b)	29,216	3,439,308
Lululemon Athletica, Inc.(b)	13,172	1,472,893

Total		8,150,575

TOTAL CONSUMER DISCRECTIONARY		38,979,569

CONSUMER STAPLES (9.0%)

Beverages (1.7%)
PepsiCo, Inc.	71,068	5,005,319

Food & Staples Retailing (3.7%)
Costco Wholesale Corp.	52,226	4,242,840
Walgreen Co.	97,562	4,142,483
Whole Foods Market, Inc.	34,904	2,214,659

Total		10,599,982

Food Products (0.9%)
Hershey Co. (The)	46,150	2,623,627

Personal Products (1.0%)
Estee Lauder Companies, Inc. (The), Class A	28,105	2,956,365

Tobacco (1.7%)
Philip Morris International, Inc.	73,009	4,874,811

TOTAL CONSUMER STAPLES		26,060,104

ENERGY (10.4%)

Energy Equipment & Services (3.7%)
Halliburton Co.	103,190	5,262,690
McDermott International, Inc.(b)(c)	68,527	1,357,520
Nabors Industries Ltd.(b)(c)	84,623	2,085,111
National Oilwell Varco, Inc.	27,089	2,118,630

Total		10,823,951

Oil, Gas & Consumable Fuels (6.7%)
Apache Corp.	29,842	3,682,205
Chevron Corp.	37,623	3,869,149
Continental Resources, Inc.(a)(b)	34,433	2,235,046
Exxon Mobil Corp.	27,006	2,197,748
Kinder Morgan Management LLC(b)(d)	—	1
Occidental Petroleum Corp.	21,704	2,258,084
Peabody Energy Corp.	30,024	1,768,714
Southwestern Energy Co.(b)	79,149	3,393,909

Total		19,404,856

TOTAL ENERGY		30,228,807

FINANCIALS (4.4%)

Capital Markets (3.0%)
BlackRock, Inc.	15,394	2,952,723
Franklin Resources, Inc.	18,020	2,365,846
Morgan Stanley	65,961	1,517,763
TD Ameritrade Holding Corp.	105,363	2,055,632

Total		8,891,964

Diversified Financial Services (0.9%)
JPMorgan Chase & Co.	62,570	2,561,616

Insurance (0.5%)
MetLife, Inc.	32,466	1,424,283

TOTAL FINANCIALS		12,877,863

HEALTH CARE (13.3%)

Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc.(b)	30,739	1,445,655
Alkermes, Inc.(b)	15,340	285,324
Biogen Idec, Inc.(b)	24,020	2,568,218
Celgene Corp.(b)	45,439	2,740,881
Dendreon Corp.(b)	56,949	2,246,069

Total		9,286,147

Health Care Equipment & Supplies (3.6%)
Covidien PLC(c)	45,861	2,441,181
Edwards Lifesciences Corp.(b)	20,277	1,767,749
St. Jude Medical, Inc.	89,721	4,277,897
Zimmer Holdings, Inc.(b)	29,244	1,848,221

Total		10,335,048

Health Care Providers & Services (2.5%)
CIGNA Corp.	23,970	1,232,777
Express Scripts, Inc.(b)	53,522	2,889,118
Universal Health Services, Inc., Class B	59,280	3,054,698

Total		7,176,593

Health Care Technology (0.7%)
Cerner Corp.(b)	33,180	2,027,630

Life Sciences Tools & Services (0.7%)
Life Technologies Corp.(b)	1,674	87,165
Waters Corp.(b)	20,264	1,940,075

Total		2,027,240

Pharmaceuticals (2.6%)
Allergan, Inc.	35,626	2,965,865
Perrigo Co.(a)	25,774	2,264,761
Watson Pharmaceuticals, Inc.(b)	35,381	2,431,736

Total		7,662,362

TOTAL HEALTH CARE		38,515,020

The accompanying Notes to Financial Statements are an integral part of this statement.

6  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (12.4%)

Aerospace & Defense (4.7%)
Boeing Co. (The)	35,695	$2,638,931
Goodrich Corp.	23,360	2,230,880
Precision Castparts Corp.	19,312	3,179,721
United Technologies Corp.	64,425	5,702,257

Total		13,751,789

Construction & Engineering (0.8%)
KBR, Inc.	65,928	2,484,826

Electrical Equipment (1.0%)
Rockwell Automation, Inc.(a)	31,999	2,776,233

Industrial Conglomerates (0.8%)
Tyco International Ltd.(c)	48,950	2,419,599

Machinery (2.8%)
Cummins, Inc.	8,841	914,955
Dover Corp.	32,232	2,185,330
Flowserve Corp.	2,100	230,769
IDEX Corp.	32,543	1,492,096
Parker Hannifin Corp.	36,558	3,280,715

Total		8,103,865

Road & Rail (1.9%)
JB Hunt Transport Services, Inc.	59,226	2,788,953
Union Pacific Corp.	25,360	2,647,584

Total		5,436,537

Trading Companies & Distributors (0.4%)
United Rentals, Inc.(a)(b)	45,318	1,151,077

TOTAL INDUSTRIALS		36,123,926

INFORMATION TECHNOLOGY (29.7%)

Communications Equipment (4.8%)
Acme Packet, Inc.(b)	17,587	1,233,376
Alcatel-Lucent, ADR(b)(c)	240,641	1,388,499
Ciena Corp.(a)(b)	61,894	1,137,612
Juniper Networks, Inc.(b)	66,616	2,098,404
QUALCOMM, Inc.	143,680	8,159,587

Total		14,017,478

Computers & Peripherals (5.8%)
Apple, Inc.(b)	25,688	8,622,691
EMC Corp.(b)	295,082	8,129,509

Total		16,752,200

Internet Software & Services (1.9%)
Google, Inc., Class A(b)	10,939	5,539,291

IT Services (6.3%)
Accenture PLC, Class A(c)	68,053	4,111,762
Alliance Data Systems Corp.(b)	21,719	2,043,106
Cognizant Technology Solutions Corp., Class A(b)	26,368	1,933,829
IBM Corp.	23,703	4,066,250
Teradata Corp.(b)	25,770	1,551,354
Visa, Inc., Class A	53,184	4,481,284

Total		18,187,585

Semiconductors & Semiconductor Equipment (1.0%)
Texas Instruments, Inc.	85,349	2,802,008

Software (9.9%)
Autodesk, Inc.(b)	79,718	3,077,115
Intuit, Inc.(b)	49,544	2,569,352
Microsoft Corp.	140,148	3,643,848
Oracle Corp.	234,793	7,727,037
Red Hat, Inc.(b)	49,835	2,287,426
Salesforce.com, Inc.(b)	24,398	3,634,814
SuccessFactors, Inc.(a)(b)	43,828	1,288,543
Symantec Corp.(b)	92,965	1,833,270
TIBCO Software, Inc.(b)	97,593	2,832,149

Total		28,893,554

TOTAL INFORMATION TECHNOLOGY		86,192,116

MATERIALS (5.0%)

Chemicals (2.4%)
Celanese Corp., Series A	48,184	2,568,689
Monsanto Co.	36,340	2,636,104
PPG Industries, Inc.	18,045	1,638,305

Total		6,843,098

Containers & Packaging (0.6%)
Crown Holdings, Inc.(b)	44,672	1,734,167

Metals & Mining (2.0%)
Allegheny Technologies, Inc.	55,679	3,533,946
Rio Tinto PLC, ADR(a)(c)	33,451	2,419,177

Total		5,953,123

TOTAL MATERIALS		14,530,388

TELECOMMUNICATION SERVICES (2.1%)

Wireless Telecommunication Services (2.1%)
American Tower Corp., Class A(b)	37,431	1,957,642
MetroPCS Communications, Inc.(b)	114,242	1,966,105
NII Holdings, Inc.(b)	49,377	2,092,597

Total		6,016,344

TOTAL TELECOMMUNICATION SERVICES		6,016,344

Total Common Stocks
(Cost: $246,442,828)		$289,524,137

	Shares	Value

Money Market Fund 0.9%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	2,677,556	$2,677,556

Total Money Market Fund
(Cost: $2,677,556)		$2,677,556

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.9%

Certificates of Deposit (0.3%)
Commerzbank AG
07/27/11	0.180%	$1,000,000	$1,000,000

Repurchase Agreements (4.6%)
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $3,000,003(g)	0.030%	3,000,000	3,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(g)	0.120%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,341,647(g)	0.080%	$5,341,635	$5,341,635

Total			13,341,635

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $14,341,635)			$14,341,635

Total Investments
(Cost: $263,462,019)			$306,543,328

Other Assets & Liabilities, Net			(15,948,985)

Net Assets			$290,594,343

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 6.12% of net assets.

(d)	Represents fractional shares.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(f)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$1,551,886	$39,745,409	$(38,619,739)	$—	$2,677,556	$2,241	$2,677,556

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Natixis Financial Products, Inc. (0.030%)
Security Description	Value
Fannie Mae Interest Strip	$69,567
Fannie Mae REMICS	1,700,420
Federal Farm Credit Bank	220,407
Freddie Mac REMICS	502,006
Government National Mortgage Association	567,603

Total Market Value of Collateral Securities	$3,060,003

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Pershing LLC (0.120%)
Security Description	Value
Fannie Mae Pool	$44,388
Fannie Mae REMICS	1,243,806
Fannie Mae Whole Loan	7,915
Freddie Mac Reference REMIC	119,050
Freddie Mac REMICS	3,179,090
Freddie Mac Strips	50,638
Government National Mortgage Association	455,113

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$5,448,492

Total Market Value of Collateral Securities	$5,448,492

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$38,979,569	$—	$—	$38,979,569
Consumer Staples	26,060,104	—	—	26,060,104
Energy	30,228,806	1	—	30,228,807
Financials	12,877,863	—	—	12,877,863
Health Care	38,515,020	—	—	38,515,020
Industrials	36,123,926	—	—	36,123,926
Information Technology	86,192,116	—	—	86,192,116
Materials	14,530,388	—	—	14,530,388
Telecommunication Services	6,016,344	—	—	6,016,344

Total Equity Securities	289,524,136	1	—	289,524,137

Other
Affiliated Money Market Fund(c)	2,677,556	—	—	2,677,556
Investments of Cash Collateral Received for Securities on Loan	—	14,341,635	—	14,341,635

Total Other	2,677,556	14,341,635	—	17,019,191

Total	$292,201,692	$14,341,636	$—	$306,543,328

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  11

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $246,442,828)	$289,524,137
Affiliated issuers (identified cost $2,677,556)	2,677,556
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $1,000,000)	1,000,000
Repurchase agreements (identified cost $13,341,635)	13,341,635

Total investments (identified cost $263,462,019)	306,543,328
Receivable for:
Capital shares sold	587
Investments sold	3,703,596
Dividends	151,686
Interest	1,792
Reclaims	32,968
Expense reimbursement due from Investment Manager	20,974

Total assets	310,454,931

Liabilities
Due upon return of securities on loan	14,341,635
Payable for:
Investments purchased	4,843,379
Capital shares purchased	380,741
Investment management fees	164,844
Distribution fees	24,734
Transfer agent fees	13,930
Administration fees	13,930
Other expenses	77,395

Total liabilities	19,860,588

Net assets applicable to outstanding capital stock	$290,594,343

Represented by
Partners’ capital	$290,594,343

Total — representing net assets applicable to outstanding capital stock	$290,594,343

*Value of securities on loan	$14,203,370

Net assets applicable to outstanding shares
Class 1	$51,823,986
Class 2	$8,851,581
Class 3	$229,918,776
Shares outstanding
Class 1	7,109,033
Class 2	1,217,553
Class 3	31,549,003
Net asset value per share
Class 1	$7.29
Class 2	$7.27
Class 3	$7.29

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended June 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$1,239,023
Dividends from affiliates	2,241
Income from securities lending — net	12,905
Foreign taxes withheld	(4,868)

Total income	1,249,301

Expenses:
Investment management fees	870,101
Distribution fees
Class 2	4,077
Class 3	145,764
Transfer agent fees
Class 1	5,198
Class 2	970
Class 3	69,964
Administration fees	76,132
Compensation of board members	2,978
Custodian fees	12,730
Printing and postage fees	31,350
Professional fees	4,084
Other	4,545

Total expenses	1,227,893
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(49,091)

Total net expenses	1,178,802

Net investment income	70,499

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	24,422,821

Net realized gain	24,422,821
Net change in unrealized appreciation (depreciation) on:
Investments	(10,933,939)
Foreign currency translations	1,686

Net change in unrealized depreciation	(10,932,253)

Net realized and unrealized gain	13,490,568

Net increase in net assets resulting from operations	$13,561,067

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  13

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)
	(Unaudited)
Operations
Net investment income	$70,499	$778,187
Net realized gain	24,422,821	38,467,467
Net change in unrealized depreciation	(10,932,253)	(3,667,235)

Net increase in net assets resulting from operations	13,561,067	35,578,419

Increase (decrease) in net assets from share transactions	43,542,827	(42,491,598)

Total increase (decrease) in net assets	57,103,894	(6,913,179)
Net assets at beginning of period	233,490,449	240,403,628

Net assets at end of period	$290,594,343	$233,490,449

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	127,739	947,741	789	5,000
Fund merger	7,273,180	54,764,794	—	—
Redemptions	(292,675)	(2,131,861)	—	—

Net increase	7,108,244	53,580,674	789	5,000

Class 2 shares
Subscriptions	93,060	671,697	48,386	304,874
Fund merger	1,137,310	8,542,419	—	—
Redemptions	(59,778)	(432,930)	(1,425)	(9,064)

Net increase	1,170,592	8,781,186	46,961	295,810

Class 3 Shares
Subscriptions	90,959	646,434	652,560	3,847,465
Redemptions	(2,719,133)	(19,465,467)	(7,775,094)	(46,639,873)

Net decrease	(2,628,174)	(18,819,033)	(7,122,534)	(42,792,408)

Total net increase (decrease)	5,650,662	43,542,827	(7,074,784)	(42,491,598)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$6.82		$6.34

Income from investment operations:
Net investment income	0.01		0.02
Net realized and unrealized gain on investments	0.46		0.46

Total from investment operations	0.47		0.48

Net asset value, end of period	$7.29		$6.82

Total return	6.89%		7.57%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88%	(c)	0.83%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.79%	(c)	0.83%	(c)

Net investment income	0.40%	(c)	0.60%	(c)

Supplemental data
Net assets, end of period (in thousands)	$51,824		$5

Portfolio turnover	50%		152%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$6.81		$6.34

Income from investment operations:
Net investment income	0.01		0.02
Net realized and unrealized gain on investments	0.45		0.45

Total from investment operations	0.46		0.47

Net asset value, end of period	$7.27		$6.81

Total return	6.75%		7.41%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.15%	(c)	1.09%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.91%	(c)	1.09%	(c)

Net investment income	0.25%	(c)	0.50%	(c)

Supplemental data
Net assets, end of period (in thousands)	$8,852		$320

Portfolio turnover	50%		152%

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  15

Financial Highlights (continued)

	Six months								Year ended
	ended June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009	2008	2007	2006(e)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$6.82		$5.82	$4.25	$7.65	$7.50	$6.93		$6.61

Income from investment operations:
Net investment income	0.00	(f)	0.02	0.03	0.10	0.08	0.01		0.06
Net realized and unrealized gain (loss) on investments	0.47		0.98	1.54	(3.48)	0.15	0.57		0.33

Total from investment operations	0.47		1.00	1.57	(3.38)	0.23	0.58		0.39

Less distributions to shareholders from:
Net investment income	—		—	—	(0.02)	(0.08)	(0.01)		(0.07)

Total distributions to shareholders	—		—	—	(0.02)	(0.08)	(0.01)		(0.07)

Net asset value, end of period	$7.29		$6.82	$5.82	$4.25	$7.65	$7.50		$6.93

Total return	6.89%		17.16%	37.00%	(44.35% )	3.07%	8.27%		5.79%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.97%	(c)	0.93%	0.80%	0.75%	0.89%	1.01%	(c)	0.91%

Net expenses after fees waived or expenses reimbursed(d)	0.94%	(c)	0.93%	0.80%	0.75%	0.89%	1.01%	(c)	0.91%

Net investment income	0.03%	(c)	0.34%	0.71%	1.36%	1.01%	0.59%	(c)	1.04%

Supplemental data
Net assets, end of period (in thousands)	$229,919		$233,165	$240,404	$275,348	$627,286	$639,730		$611,521

Portfolio turnover	50%		152%	152%	150%	116%	30%		156%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.
(f)	Rounds to less than $0.01.

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1.	Organization

Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), formerly known as Seligman Variable Portfolio – Growth Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2, and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  17

Notes to Financial Statements (continued)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

18  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. Prior to April 30, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.600% to 0.375% as the Fund’s net assets increased. Also prior to April 30, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper Large-Cap Growth Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $54,555 for the six months ended June 30, 2011. The management fee for the six months ended June 30, 2011 was 0.69% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective April 30, 2011, the PIA was terminated.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.06% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee for the Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements (continued)

Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.765%
Class 2	1.015
Class 3	0.890

Prior to April 30, 2011, there was no contractual limitation. Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 9) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $126,037,902 and $145,135,318, respectively, for the six months ended June 30, 2011.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $14,203,370 were on loan, secured by cash collateral of $14,341,635 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as

20  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

“Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class 3 shares.

At June 30, 2011, the Investment Manager and/or affiliates owned approximately 80% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended June 30, 2011.

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Large Cap Growth Fund, Variable Series (the acquired fund). The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $244,494,303 and the combined net assets immediately after the acquisition were $307,801,516.

The merger was accomplished by a tax-free exchange of 1,979,922 shares of the acquired fund valued at $63,307,213 (including $13,585,216 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	7,273,180
Class 2	1,137,310

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward to align ongoing reporting of the Fund ’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund ’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the six months ended June 30, 2011, would have been approximately $0.1 million, $28.4 million, $(8.8) million and $19.7 million, respectively.

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22  COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1: To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Brokers
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for the election of trustees.

Proposal 2: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Brokers
“For”	“Against”	Abstentions	Non-Votes
217,266,450.048	8,755,244.263	7,736,252.009	0.000

COLUMBIA VP – LARGE CAP GROWTH FUND — 2011 SEMIANNUAL REPORT  23

Columbia VP – Large Cap Growth Fund
(formerly known as Seligman VP – Growth Fund)
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6465 A (8/11)

Semiannual Report

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund
(formerly known as RiverSource Variable Portfolio – Mid Cap Value Fund)

Semiannual Report for the Period Ended June 30, 2011

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	2
Fund Expense Example	4
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	18
Proxy Voting	25
Results of Meeting of Shareholders	25

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Variable Portfolio (VP) – Mid Cap Value Opportunity Fund (the Fund) Class 3 shares advanced 6.30% for the six months ended June 30, 2011.

>	The Fund underperformed its benchmark, the Russell Midcap® Value Index, which increased 6.69% for the same six month period.

>	The Fund outperformed its peer group, represented by the Lipper Mid-Cap Value Funds Index, which rose 6.12% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

					Since	Since
					inception	inception
	6 months*	1 year	3 years	5 years	5/2/05	5/3/10
Columbia VP – Mid Cap Value Opportunity Fund Class 1	+6.30%	+39.19%	N/A	N/A	N/A	+14.88%

Class 2	+6.21%	+38.95%	N/A	N/A	N/A	+14.71%

Class 3	+6.30%	+39.07%	+4.03%	+3.47%	+6.98%	N/A

Russell Midcap® Value Index(1) (unmanaged)	+6.69%	+34.28%	+6.35%	+4.01%	+6.64%	+12.25%

Lipper Mid-Cap Value Funds Index(2) (unmanaged)	+6.12%	+33.35%	+5.59%	+4.53%	+6.51%	+11.61%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Russell Midcap® Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value index. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

2  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Stocks	95.6%

Consumer Discretionary	13.3

Consumer Staples	3.2

Energy	10.5

Financials	15.6

Health Care	11.3

Industrials	16.8

Information Technology	7.7

Materials	8.6

Telecommunication Services	2.5

Utilities	6.1

Convertible Bonds	0.2

Limited Partnerships	0.3

Other(2)	3.9

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Lorillard, Inc.	3.3%

Agilent Technologies, Inc.	2.8

CIT Group, Inc.	2.7

Mylan, Inc.	2.6

Cooper Industries PLC	2.5

Eastman Chemical Co.	2.4

Newfield Exploration Co.	2.3

CIGNA Corp.	2.2

LSI Corp.	2.1

XL Group PLC	1.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  3

Fund Expense Example
(Unaudited)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur, depending on the share class, ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class (if applicable). You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, (if applicable) and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

4  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,063.00	$4.45	.87%

Hypothetical (5% return before expenses)	$1,000	$1,020.48	$4.36	.87%

Class 2

Actual(b)	$1,000	$1,062.10	$5.78	1.13%

Hypothetical (5% return before expenses)	$1,000	$1,019.19	$5.66	1.13%

Class 3

Actual(b)	$1,000	$1,063.00	$5.12	1.00%

Hypothetical (5% return before expenses)	$1,000	$1,019.84	$5.01	1.00%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +6.30% for Class 1, +6.21% for Class 2 and +6.30% for Class 3.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments
Columbia VP – Mid Cap Value Opportunity Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.4%

CONSUMER DISCRETIONARY (13.3%)

Auto Components (1.1%)
TRW Automotive Holdings Corp.(a)(b)	83,072	$4,903,740
Visteon Corp.(b)	85,754	5,866,431

Total		10,770,171

Automobiles (0.7%)
Ford Motor Co.(b)	458,241	6,319,143

Diversified Consumer Services (1.7%)
Apollo Group, Inc., Class A(b)	66,913	2,922,760
Capella Education Co.(a)(b)	54,964	2,300,243
Career Education Corp.(a)(b)	132,147	2,794,909
Corinthian Colleges, Inc.(a)(b)	375,953	1,601,560
DeVry, Inc.	54,223	3,206,206
ITT Educational Services, Inc.(a)(b)	37,537	2,936,895

Total		15,762,573

Hotels, Restaurants & Leisure (1.7%)
Penn National Gaming, Inc.(a)(b)	240,114	9,686,199
Royal Caribbean Cruises Ltd.(b)(c)	154,308	5,808,153

Total		15,494,352

Household Durables (0.8%)
DR Horton, Inc.	139,907	1,611,729
KB Home(a)	65,333	638,957
Lennar Corp., Class A(a)	105,715	1,918,727
Mohawk Industries, Inc.(a)(b)	62,766	3,765,332

Total		7,934,745

Leisure Equipment & Products (1.8%)
Hasbro, Inc.	374,689	16,460,088

Media (3.3%)
DISH Network Corp., Class A(b)	264,441	8,110,405
Liberty Media Corp. — Starz, Series A(b)	56,983	4,287,401
National CineMedia, Inc.(a)	451,260	7,630,807
Regal Entertainment Group, Class A(a)	564,327	6,969,438
Valassis Communications, Inc.(a)(b)	113,440	3,437,232

Total		30,435,283

Multiline Retail (1.7%)
Macy’s, Inc.	427,213	12,491,708
Nordstrom, Inc.	75,087	3,524,584

Total		16,016,292

Specialty Retail (0.5%)
Abercrombie & Fitch Co., Class A	72,653	4,861,939

TOTAL CONSUMER DISCRECTIONARY		124,054,586

CONSUMER STAPLES (3.2%)
Tobacco (3.2%)
Lorillard, Inc.	271,912	29,603,060

TOTAL CONSUMER STAPLES		29,603,060

ENERGY (10.5%)
Energy Equipment & Services (2.2%)
McDermott International, Inc.(b)(c)	310,081	6,142,705
Nabors Industries Ltd.(b)(c)	400,718	9,873,691
Noble Corp.(a)(c)	118,256	4,660,469

Total		20,676,865

Oil, Gas & Consumable Fuels (8.3%)
Alpha Natural Resources, Inc.(b)	112,107	5,094,142
El Paso Corp.	445,705	9,003,241
Enbridge, Inc.(c)	504,346	16,371,071
EQT Corp.	50,705	2,663,026
Newfield Exploration Co.(b)	301,195	20,487,284
QEP Resources, Inc.	213,055	8,912,091
Whiting Petroleum Corp.(b)	259,604	14,774,064

Total		77,304,919

TOTAL ENERGY		97,981,784

FINANCIALS (15.5%)
Capital Markets (1.1%)
Artio Global Investors, Inc.(a)	19,075	215,548
Invesco Ltd.(c)	449,693	10,522,816

Total		10,738,364

Commercial Banks (6.6%)
CIT Group, Inc.(b)	552,956	24,473,833
Comerica, Inc.	216,334	7,478,666
Cullen/Frost Bankers, Inc.	69,805	3,968,414
Fifth Third Bancorp	527,102	6,720,551
Huntington Bancshares, Inc.	795,920	5,221,235
KeyCorp	673,606	5,611,138
SunTrust Banks, Inc.	183,310	4,729,398
TCF Financial Corp.(a)	269,423	3,718,037

Total		61,921,272

Diversified Financial Services (0.3%)
Pico Holdings, Inc.(a)(b)	97,331	2,822,599

Insurance (5.3%)
Assurant, Inc.	151,782	5,505,133
Axis Capital Holdings Ltd.(c)	126,291	3,909,969
Everest Re Group Ltd.(c)	69,663	5,694,950
Lincoln National Corp.	347,606	9,903,295
PartnerRe Ltd.(a)(c)	66,757	4,596,220
Transatlantic Holdings, Inc.	53,408	2,617,526
XL Group PLC(a)(c)	770,678	16,939,503

Total		49,166,596

Real Estate Investment Trusts (REITs) (2.2%)
AvalonBay Communities, Inc.(a)	15,490	1,988,916
Boston Properties, Inc.	22,112	2,347,410
Equity Residential	51,402	3,084,120
ProLogis, Inc.	147,677	5,292,743
Rayonier, Inc.	76,142	4,975,880
Ventas, Inc.(a)	56,765	2,992,083

Total		20,681,152

TOTAL FINANCIALS		145,329,983

HEALTH CARE (11.3%)
Health Care Equipment & Supplies (0.3%)
Teleflex, Inc.	44,862	2,739,274

Health Care Providers & Services (2.7%)
CIGNA Corp.	388,108	19,960,395
Universal Health Services, Inc., Class B	107,610	5,545,143

Total		25,505,538

Life Sciences Tools & Services (3.6%)
Agilent Technologies, Inc.(b)	491,862	25,139,067
Life Technologies Corp.(b)	151,982	7,913,702

Total		33,052,769

Pharmaceuticals (4.7%)
Hospira, Inc.(b)	82,274	4,661,645
Mylan, Inc.(a)(b)	956,645	23,600,432

The accompanying Notes to Financial Statements are an integral part of this statement.

6  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (cont.)

Pharmaceuticals (cont.)
Watson Pharmaceuticals, Inc.(b)	230,403	$15,835,598

Total		44,097,675

TOTAL HEALTH CARE		105,395,256

INDUSTRIALS (16.8%)
Aerospace & Defense (1.1%)
Goodrich Corp.	106,596	10,179,918

Airlines (1.0%)
Delta Air Lines, Inc.(b)	350,034	3,209,812
U.S. Airways Group, Inc.(a)(b)	150,562	1,341,507
United Continental Holdings, Inc.(a)(b)	211,209	4,779,660

Total		9,330,979

Building Products (0.8%)
AO Smith Corp.	175,446	7,421,366

Commercial Services & Supplies (0.3%)
Ritchie Bros Auctioneers, Inc.(a)(c)	81,784	2,248,242

Construction & Engineering (2.5%)
Chicago Bridge & Iron Co. NV(c)	181,936	7,077,310
Fluor Corp.	55,521	3,589,988
Foster Wheeler AG(b)(c)	134,600	4,089,148
Jacobs Engineering Group, Inc.(b)	89,442	3,868,366
KBR, Inc.	125,346	4,724,291

Total		23,349,103

Electrical Equipment (3.6%)
Babcock & Wilcox Co. (The)(b)	161,027	4,462,058
Cooper Industries PLC(c)	369,690	22,059,403
Rockwell Automation, Inc.	85,674	7,433,076

Total		33,954,537

Machinery (4.5%)
AGCO Corp.(b)	127,210	6,279,086
Eaton Corp.	231,243	11,897,452
Manitowoc Co., Inc. (The)(a)	204,501	3,443,797
Navistar International Corp.(b)	173,136	9,775,259
Parker Hannifin Corp.	67,420	6,050,271
Terex Corp.(b)	172,472	4,906,828

Total		42,352,693

Road & Rail (3.0%)
Con-way, Inc.	141,574	5,494,487
JB Hunt Transport Services, Inc.	139,204	6,555,116
Kansas City Southern(a)(b)	192,213	11,403,997
Werner Enterprises, Inc.(a)	190,751	4,778,313

Total		28,231,913

TOTAL INDUSTRIALS		157,068,751

INFORMATION TECHNOLOGY (7.7%)
Computers & Peripherals (0.9%)
Western Digital Corp.(b)	222,950	8,110,921

Electronic Equipment, Instruments & Components (0.9%)
Avnet, Inc.(b)	250,762	7,994,293

IT Services (0.4%)
Computer Sciences Corp.	103,837	3,941,652

Semiconductors & Semiconductor Equipment (2.6%)
LSI Corp.(b)	2,627,632	18,708,740
Microchip Technology, Inc.(a)	159,357	6,041,224

Total		24,749,964

Software (2.9%)
BMC Software, Inc.(b)	203,145	11,112,031
Check Point Software Technologies Ltd.(b)(c)	283,602	16,122,774

Total		27,234,805

TOTAL INFORMATION TECHNOLOGY		72,031,635

MATERIALS (8.5%)
Chemicals (5.7%)
Agrium, Inc.(c)	57,370	5,034,791
Eastman Chemical Co.	210,631	21,499,106
Huntsman Corp.	407,022	7,672,365
Lubrizol Corp.	28,315	3,801,855
PPG Industries, Inc.	171,508	15,571,211

Total		53,579,328

Construction Materials (0.3%)
Cemex SAB de CV, ADR(a)(b)(c)	339,222	2,917,309

Containers & Packaging (0.2%)
Rock-Tenn Co., Class A	28,812	1,911,388

Metals & Mining (1.6%)
Cliffs Natural Resources, Inc.	26,646	2,463,423
Freeport-McMoRan Copper & Gold, Inc.	152,628	8,074,021
Kobe Steel Ltd., ADR(a)(c)	201,016	2,271,481
Steel Dynamics, Inc.	113,237	1,840,101

Total		14,649,026

Paper & Forest Products (0.7%)
Domtar Corp.	71,051	6,729,951

TOTAL MATERIALS		79,787,002

TELECOMMUNICATION SERVICES (2.5%)
Diversified Telecommunication Services (2.2%)
CenturyLink, Inc.	269,910	10,912,461
Windstream Corp.(a)	728,121	9,436,448

Total		20,348,909

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.(b)	529,456	2,853,768

TOTAL TELECOMMUNICATION SERVICES		23,202,677

UTILITIES (6.1%)
Electric Utilities (2.3%)
Entergy Corp.	72,986	4,983,484
FirstEnergy Corp.	87,642	3,869,395
Pepco Holdings, Inc.(a)	403,132	7,913,481
Pinnacle West Capital Corp.	116,042	5,173,152

Total		21,939,512

Gas Utilities 0.2%
Questar Corp.(a)	111,957	1,982,759

Multi-Utilities (3.6%)
CenterPoint Energy, Inc.	452,961	8,764,795
DTE Energy Co.	193,656	9,686,673
Sempra Energy	123,744	6,543,583
Wisconsin Energy Corp.	264,712	8,298,721

Total		33,293,772

TOTAL UTILITIES		57,216,043

Total Common Stocks
(Cost: $747,281,931)		$891,670,777

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds 0.2%

Building Materials (0.2%)
Cemex SAB de CV Subordinated Notes(c)(d)
03/15/18	3.750%	$1,416,000	$1,405,522

Total Convertible Bonds
(Cost: $1,416,000)			$1,405,522

Issuer	Shares	Value

Limited Partnerships 0.3%

FINANCIALS (0.3%)

Capital Markets (0.3%)
Lazard Ltd., Class A(c)(e)	75,401	$2,797,377

TOTAL FINANCIALS		2,797,377

Total Limited Partnerships
(Cost: $2,816,121)		$2,797,377

	Shares	Value

Money Market Fund 3.9%

Columbia Short-Term Cash Fund, 0.166%(f)(g)	36,783,109	$36,783,109

Total Money Market Fund
(Cost: $36,783,109)		$36,783,109

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.9%

Certificates of Deposit (1.1%)
Commerzbank AG
07/20/11	0.220%	$1,000,000	$1,000,000
07/27/11	0.180%	1,000,000	1,000,000
DZ Bank AG
07/27/11	0.150%	1,000,000	1,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	2,500,000	2,500,000
Societe Generale
09/23/11	0.410%	3,000,000	3,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	2,000,000	2,000,000

Total			10,500,000

Money Market Fund (3.8%)
JPMorgan Prime Money Market Fund, 0.010%(g)		35,000,000	35,000,000

Other Short-Term Obligations (0.3%)
Natixis Financial Products LLC
07/01/11	0.370%	2,000,000	2,000,000
The Goldman Sachs Group, Inc.
08/08/11	0.300%	1,000,000	1,000,000

Total			3,000,000

Repurchase Agreements (1.7%)
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004(h)	0.030%	5,000,000	5,000,000
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $2,000,002(h)	0.040%	2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(h)	0.120%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $3,895,394(h)	0.080%	3,895,385	3,895,385

Total			15,895,385

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $64,395,385)			$64,395,385

Total Investments
(Cost: $852,692,546)			$997,052,170
Other Assets & Liabilities, Net			(62,583,611)

Net Assets			$934,468,559

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 16.11% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $1,405,522 or 0.15% of net assets.

(e)	At June 30, 2011, there was no capital committed to the LLC or LP for future investment.

(f)	Investments in affiliates during the period ended June 30, 2011:

			Sales Cost/
	Beginning	Purchase	Proceeds	Realized	Ending	Dividends or
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Interest Income	Value
Columbia Short-Term Cash Fund	$22,881,343	$136,760,182	$(122,858,416)	$—	$36,783,109	$27,223	$36,783,109

(g)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.030%)
Security Description	Value
Fannie Mae REMICS	$1,746,884
Fannie Mae-Aces	86,912
Freddie Mac REMICS	2,490,181
Government National Mortgage Association	776,023

Total Market Value of Collateral Securities	$5,100,000

Deutsche Bank AG (0.040%)
Security Description	Value
Fannie Mae Pool	$1,898,888
Freddie Mac Non Gold Pool	141,112

Total Market Value of Collateral Securities	$2,040,000

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$3,973,310

Total Market Value of Collateral Securities	$3,973,310

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$124,054,586	$—	$—	$124,054,586
Consumer Staples	29,603,060	—	—	29,603,060
Energy	97,981,784	—	—	97,981,784
Financials	145,329,983	—	—	145,329,983
Health Care	105,395,256	—	—	105,395,256
Industrials	157,068,751	—	—	157,068,751
Information Technology	72,031,635	—	—	72,031,635
Materials	77,515,521	2,271,481	—	79,787,002
Telecommunication Services	23,202,677	—	—	23,202,677
Utilities	57,216,043	—	—	57,216,043

Total Equity Securities	889,399,296	2,271,481	—	891,670,777

Bonds
Convertible Bonds	—	1,405,522	—	1,405,522

Total Bonds	—	1,405,522	—	1,405,522

Other
Limited Partnerships	2,797,377	—	—	2,797,377
Affiliated Money Market Fund(c)	36,783,109	—	—	36,783,109
Investments of Cash Collateral Received for Securities on Loan	35,000,000	29,395,385	—	64,395,385

Total Other	74,580,486	29,395,385	—	103,975,871

Total	$963,979,782	$33,072,388	$—	$997,052,170

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(C)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  11

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $751,514,052)	$895,873,676
Affiliated issuers (identified cost $36,783,109)	36,783,109
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $48,500,000)	48,500,000
Repurchase agreements (identified cost $15,895,385)	15,895,385

Total investments (identified cost $852,692,546)	997,052,170
Receivable for:
Capital shares sold	34,689
Investments sold	9,571,686
Dividends	885,625
Interest	23,374
Reclaims	1,036

Total assets	1,007,568,580

Liabilities
Due upon return of securities on loan	64,395,385
Payable for:
Investments purchased	5,495,853
Capital shares purchased	2,447,126
Investment management fees	553,679
Distribution fees	13,341
Transfer agent fees	44,910
Administration fees	43,222
Other expenses	106,505

Total liabilities	73,100,021

Net assets applicable to outstanding capital stock	$934,468,559

Represented by
Partners’ capital	$934,468,559

Total — representing net assets applicable to outstanding capital stock	$934,468,559

*Value of securities on loan	$62,964,500

Net assets applicable to outstanding shares
Class 1	$803,147,233
Class 2	$861,828
Class 3	$130,459,498
Shares outstanding
Class 1	68,920,393
Class 2	74,095
Class 3	11,212,515
Net asset value per share
Class 1	$11.65
Class 2	$11.63
Class 3	$11.64

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$6,004,109
Interest	15,636
Dividends from affiliates	27,223
Income from securities lending — net	150,187
Foreign taxes withheld	(43,363)

Total income	6,153,792

Expenses:
Investment management fees	3,289,003
Distribution fees
Class 2	711
Class 3	84,183
Transfer agent fees
Class 1	226,723
Class 2	171
Class 3	40,407
Administration fees	257,421
Compensation of board members	9,177
Custodian fees	30,340
Printing and postage fees	8,100
Professional fees	7,025
Other	14,127

Total expenses	3,967,388

Net investment income	2,186,404

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	66,633,214
Foreign currency transactions	(355)

Net realized gain	66,632,859
Net change in unrealized appreciation (depreciation) on:
Investments	(15,700,440)

Net change in unrealized depreciation	(15,700,440)

Net realized and unrealized gain	50,932,419

Net increase in net assets resulting from operations	$53,118,823

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  13

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)
	(Unaudited)
Operations
Net investment income	$2,186,404	$4,587,790
Net realized gain	66,632,859	33,827,919
Net change in unrealized appreciation (depreciation)	(15,700,440)	123,586,105

Net increase in net assets resulting from operations	53,118,823	162,001,814

Increase in net assets from share transactions	23,831,544	453,126,466

Total increase in net assets	76,950,367	615,128,280
Net assets at beginning of period	857,518,192	242,389,912

Net assets at end of period	$934,468,559	$857,518,192

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,938,795	34,373,867	66,666,171	594,950,254
Fund merger	1,618,236	19,449,223	—	—
Redemptions	(1,347,537)	(15,504,385)	(955,272)	(9,597,764)

Net increase	3,209,494	38,318,705	65,710,899	585,352,490

Class 2 shares
Subscriptions	45,887	523,968	30,678	305,417
Redemptions	(1,120)	(12,679)	(1,350)	(14,277)

Net increase	44,767	511,289	29,328	291,140

Class 3 Shares
Subscriptions	27,274	310,687	388,335	3,579,690
Redemptions	(1,338,157)	(15,309,137)	(14,985,940)	(136,096,854)

Net decrease	(1,310,883)	(14,998,450)	(14,597,605)	(132,517,164)

Total net increase	1,943,378	23,831,544	51,142,622	453,126,466

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six months ended
	June 30,		Year ended
	2011		Dec. 31,
	(Unaudited)		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.96		$9.92

Income from investment operations:
Net investment income	0.03		0.06
Net realized and unrealized gain on investments	0.66		0.98

Total from investment operations	0.69		1.04

Net asset value, end of period	$11.65		$10.96

Total return	6.30%		10.48%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.87%	(c)	0.85%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.87%	(c)	0.85%	(c)

Net investment income	0.51%	(c)	0.94%	(c)

Supplemental data
Net assets, end of period (in thousands)	$803,147		$720,087

Portfolio turnover	28%		80%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  15

Financial Highlights (continued)

	Six months ended
	June 30,		Year ended
	2011		Dec. 31,
	(Unaudited)		2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.95		$9.92

Income from investment operations:
Net investment income	0.02		0.07
Net realized and unrealized gain on investments	0.66		0.96

Total from investment operations	0.68		1.03

Net asset value, end of period	$11.63		$10.95

Total return	6.21%		10.38%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.13%	(c)	1.12%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.13%	(c)	1.12%	(c)

Net investment income	0.33%	(c)	1.02%	(c)

Supplemental data
Net assets, end of period (in thousands)	$862		$321

Portfolio turnover	28%		80%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended June 30,								Year ended
	2011		Year ended Dec. 31,						Aug. 31,
	(Unaudited)		2010	2009	2008	2007	2006(e)		2006
Class 3
Per share data
Net asset value, beginning of period	$10.95		$8.94	$6.34	$14.60	$13.49	$12.65		$11.42

Income from investment operations:
Net investment income (loss)	0.02		0.06	0.10	0.08	0.10	0.05		0.09
Net realized and unrealized gain on investments	0.67		1.95	2.50	(5.52)	1.29	0.98		1.27

Total from investment operations	0.69		2.01	2.60	(5.44)	1.39	1.03		1.36

Net investment income	—		—	—	—	(0.11)	(0.05)		(0.09)
Net realized gains	—		—	—	(2.82)	(0.17)	(0.14)		(0.04)

Total distributions to shareholders	—		—	—	(2.82)	(0.28)	(0.19)		(0.13)

Net asset value, end of period	$11.64		$10.95	$8.94	$6.34	$14.60	$13.49		$12.65

Total return	6.30%		22.51%	40.93%	(45.10% )	10.35%	8.07%		11.93%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.00%	(c)	1.00%	0.85%	1.04%	1.03%	1.07%	(c)	1.44%

Net expenses after fees waived or expenses reimbursed(d)	1.00%	(c)	1.00%	0.85%	1.04%	1.03%	1.07%	(c)	1.11%

Net investment income	0.37%	(c)	0.65%	1.48%	1.01%	0.72%	1.23%	(c)	1.02%

Supplemental data
Net assets, end of period (in thousands)	$130,459		$137,110	$242,390	$247,395	$354,737	$370,473		$228,411

Portfolio turnover	28%		80%	39%	47%	77%	4%		60%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  17

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (the Fund), formerly known as RiverSource Variable Portfolio – Mid Cap Value Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2, and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

18  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements
The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements (continued)

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. Prior to April 30, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.700% to 0.475% as the Fund’s net assets increased. Also prior to April 30, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper Mid-Cap Value Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $108,573 for the six months ended June 30, 2011. The management fee for the six months ended June 30, 2011 was 0.74% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective April 30, 2011, the PIA was terminated.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.06% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee for each Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

20  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.895%
Class 2	1.145
Class 3	1.020

Prior to April 30, 2011, there was no contractual limitation. Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 9) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $242,650,861 and $256,326,008, respectively, for the six months ended June 30, 2011.

Transactions to realign the Fund’s portfolio following the merger as described in Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $29,157,081 and $28,096,561, respectively.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $62,964,500 were on loan, secured by U.S. government securities valued at $32,091 and by cash collateral of $64,395,385 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class 2 and Class 3 shares.

At June 30, 2011, the Investment Manager and/or affiliates owned approximately 98% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended June 30, 2011.

Note 9. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Mid Cap Value Fund, Variable Series (the acquired fund). The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $927,691,142 and the combined net assets immediately after the acquisition were $947,140,365.

The merger was accomplished by a tax-free exchange of 1,361,953 shares of the acquired fund valued at $19,449,223 (including $5,617,681 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	1,618,236

22  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the six months ended June 30, 2011, would have been approximately $2.1 million, $67.5 million, $(14.7) million and $54.9 million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  23

Notes to Financial Statements (continued)

connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24  COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1: To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for the election of trustees.

Proposal 2: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
837,482,582.026	5,702,434.739	4,193,950.790	0.000

COLUMBIA VP – MID CAP VALUE OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  25

Columbia VP – Mid Cap Value Opportunity Fund
(formerly known as RiverSource VP – Mid Cap Value Fund)

P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6479 A (8/11)

Semiannual Report

Columbia Variable Portfolio – Select Large-Cap Value Fund
(formerly known as Seligman Variable Portfolio – Larger-Cap Value Fund)

Semiannual Report for the Period Ended June 30, 2011

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	2
Fund Expenses Example	4
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Proxy Voting	23
Results of Meeting of Shareholders	23

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Variable Portfolio (VP) – Select Large-Cap Value Fund (the Fund) Class 3 shares gained 5.99% for the six months ended June 30, 2011.

>	The Fund outperformed its benchmark, the Russell 1000® Value Index, which advanced 5.92% during the same six months.

>	The Standard & Poor’s 500 Index (S&P 500 Index) returned 6.02% during the same period.

>	The Fund also outperformed its peer group, as represented by the Lipper Large-Cap Value Funds Index, which rose 5.47% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

					Since	Since
					inception	inception
	6 months*	1 year	3 years	5 years	2/4/04	5/3/10
Columbia VP – Select Large-Cap Value Fund Class 1	5.98%	31.52%	N/A	N/A	N/A	9.77%

Class 2	5.88%	31.27%	N/A	N/A	N/A	9.60%

Class 3	5.99%	31.27%	4.90%	2.11%	3.99%	N/A

Russell 1000® Value Index(1) (unmanaged)	5.92%	28.94%	2.28%	1.15%	4.58%	8.61%

S&P 500 Index(2) (unmanaged)	6.02%	30.69%	3.34%	2.94%	4.26%	10.68%

Lipper Large-Cap Value Funds Index(3) (unmanaged)	5.47%	28.35%	2.40%	1.71%	4.01%	8.63%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Russell 1000® Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(3)	The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

2  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	9.5%

Consumer Staples	13.7

Energy	12.4

Financials	27.2

Health Care	11.0

Industrials	11.1

Information Technology	4.1

Materials	5.8

Utilities	4.9

Other(2)	0.3

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

AES Corp. (The)	4.9%

Tyson Foods, Inc., Class A	4.8

Wells Fargo & Co.	4.8

JPMorgan Chase & Co.	4.6

Bank of America Corp.	4.6

Humana, Inc.	4.2

Juniper Networks, Inc.	4.1

Bristol-Myers Squibb Co.	4.1

General Mills, Inc.	3.8

MetLife, Inc.	3.4

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  3

Fund Expenses Example
(Unaudited)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur, depending on the share class, ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class (if applicable). You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, (if applicable) and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

4  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,059.80	$4.03	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96	.79%

Class 2

Actual(b)	$1,000	$1,058.80	$5.36	1.05%

Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	1.05%

Class 3

Actual(b)	$1,000	$1,059.90	$5.01	.98%

Hypothetical (5% return before expenses)	$1,000	$1,019.93	$4.91	.98%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +5.98% for Class 1, +5.88% for Class 2 and +5.99% for Class 3.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments
Columbia VP – Select Large-Cap Value Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.0%

CONSUMER DISCRETIONARY (9.6%)

Multiline Retail (5.9%)
JC Penney Co., Inc.(a)	35,200	$1,215,808
Nordstrom, Inc.(a)	30,000	1,408,200

Total		2,624,008

Specialty Retail (3.7%)
Gap, Inc. (The)(a)	36,500	660,650
Lowe’s Companies, Inc.	40,800	951,048

Total		1,611,698

TOTAL CONSUMER DISCRECTIONARY		4,235,706

CONSUMER STAPLES (13.7%)

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	8,100	658,044

Food Products (8.6%)
General Mills, Inc.	45,000	1,674,900
Tyson Foods, Inc., Class A	110,000	2,136,200

Total		3,811,100

Tobacco (3.6%)
Altria Group, Inc.	29,897	789,580
Philip Morris International, Inc.	12,300	821,271

Total		1,610,851

TOTAL CONSUMER STAPLES		6,079,995

ENERGY (12.4%)

Oil, Gas & Consumable Fuels (12.4%)
Chevron Corp.	8,700	894,708
ConocoPhillips	11,200	842,128
Marathon Oil Corp.	22,926	1,207,742
Valero Energy Corp.	53,000	1,355,210
Williams Companies, Inc. (The)	39,500	1,194,875

Total		5,494,663

TOTAL ENERGY		5,494,663

FINANCIALS (27.3%)

Capital Markets (1.8%)
Morgan Stanley	34,400	791,544

Commercial Banks (8.1%)
U.S. Bancorp	58,000	1,479,580
Wells Fargo & Co.	75,000	2,104,500

Total		3,584,080

Diversified Financial Services (9.2%)
Bank of America Corp.	184,766	2,025,035
JPMorgan Chase & Co.	50,000	2,047,000

Total		4,072,035

Insurance (8.2%)
MetLife, Inc.	34,548	1,515,621
Prudential Financial, Inc.	12,000	763,080
Unum Group(a)	53,000	1,350,440

Total		3,629,141

TOTAL FINANCIALS		12,076,800

HEALTH CARE (11.0%)

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	20,300	1,211,707

Health Care Providers & Services (4.2%)
Humana, Inc.	23,000	1,852,420

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	63,000	1,824,480

TOTAL HEALTH CARE		4,888,607

INDUSTRIALS (11.1%)

Aerospace & Defense (6.8%)
General Dynamics Corp.	13,100	976,212
Honeywell International, Inc.	20,000	1,191,800
United Technologies Corp.	9,800	867,398

Total		3,035,410

Road & Rail (4.3%)
CSX Corp.	37,500	983,250
Union Pacific Corp.	8,700	908,280

Total		1,891,530

TOTAL INDUSTRIALS		4,926,940

INFORMATION TECHNOLOGY (4.1%)

Communications Equipment (4.1%)
Juniper Networks, Inc.(a)(b)	58,000	1,827,000

TOTAL INFORMATION TECHNOLOGY		1,827,000

MATERIALS (5.9%)

Chemicals (5.9%)
EI du Pont de Nemours & Co.	23,700	1,280,985
Praxair, Inc.	6,350	688,276
Sherwin-Williams Co. (The)(a)	7,500	629,025

Total		2,598,286

TOTAL MATERIALS		2,598,286

UTILITIES (4.9%)

Independent Power Producers & Energy Traders (4.9%)
AES Corp. (The)(b)	170,000	2,165,800

TOTAL UTILITIES		2,165,800

Total Common Stocks
(Cost: $35,561,713)		$44,293,797

The accompanying Notes to Financial Statements are an integral part of this statement.

6  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (cont.)
Independent Power Producers & Energy Traders (cont.)
Warrants —%

CONSUMER DISCRETIONARY (—%)

Hotels, Restaurants & Leisure (—%)
Krispy Kreme Doughnuts, Inc.(b)(c)	7	$5

TOTAL CONSUMER DISCRECTIONARY		5

Total Warrants
(Cost: $—)		$5

	Shares	Value

Money Market Fund 0.3%

Columbia Short-Term Cash Fund, 0.166%(d)(e)	151,839	$151,839

Total Money Market Fund
(Cost: $151,839)		$151,839

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.3%

Repurchase Agreements (8.3%)
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $3,683,743(f)
	0.080%	$3,683,735	$3,683,735

Total			3,683,735

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $3,683,735)			$3,683,735

Total Investments
(Cost: $39,397,287)			$48,129,376
Other Assets & Liabilities, Net			(3,825,150)

Net Assets			$44,304,226

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $5, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

Acquisition
Security Description	dates	Cost
Krispy Kreme Doughnuts, Inc.	07/01/09	$—

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$447,502	$7,885,630	$(8,181,293)	$—	$151,839	$593	$151,839

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$3,757,427

Total Market Value of Collateral Securities	$3,757,427

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets(b)	Inputs	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$4,235,706	$—	$—	$4,235,706
Consumer Staples	6,079,995	—	—	6,079,995
Energy	5,494,663	—	—	5,494,663
Financials	12,076,800	—	—	12,076,800
Health Care	4,888,607	—	—	4,888,607
Industrials	4,926,940	—	—	4,926,940
Information Technology	1,827,000	—	—	1,827,000
Materials	2,598,286	—	—	2,598,286
Utilities	2,165,800	—	—	2,165,800
Warrants
Consumer Discretionary	—	5	—	5

Total Equity Securities	44,293,797	5	—	44,293,802

Other
Affiliated Money Market Fund(c)	151,839	—	—	151,839
Investments of Cash Collateral Received for Securities on Loan	—	3,683,735	—	3,683,735

Total Other	151,839	3,683,735	—	3,835,574

Total	$44,445,636	$3,683,740	$—	$48,129,376

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $35,561,713)	$44,293,802
Affiliated issuers (identified cost $151,839)	151,839
Investment of cash collateral received for securities on loan Repurchase agreements (identified cost $3,683,735)	3,683,735

Total investments (identified cost $39,397,287)	48,129,376
Receivable for:
Capital shares sold	190
Dividends	69,654
Securities lending	149
Reclaims	178

Total assets	48,199,547

Liabilities
Due upon return of securities on loan	3,683,735
Payable for:
Investments purchased	124,107
Capital shares purchased	28,054
Investment management fees	24,999
Distribution fees	4,042
Transfer agent fees	2,113
Administration fees	2,113
Other expenses	26,158

Total liabilities	3,895,321

Net assets applicable to outstanding capital stock	$44,304,226

Represented by
Partners’ capital	$44,304,226

Total — representing net assets applicable to outstanding capital stock	$44,304,226

*Value of securities on loan	$3,626,950

Net assets applicable to outstanding shares
Class 1	$4,161,349
Class 2	$712,506
Class 3	$39,430,371
Shares outstanding
Class 1	391,253
Class 2	67,106
Class 3	3,712,847
Net asset value per share
Class 1	$10.64
Class 2	$10.62
Class 3	$10.62

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  11

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$345,831
Dividends from affiliates	593
Income from securities lending — net	795

Total income	347,219

Expenses:
Investment management fees	136,260
Distribution fees
Class 2	457
Class 3	22,086
Transfer agent fees
Class 1	694
Class 2	110
Class 3	10,600
Administration fees	11,404
Compensation of board members	951
Custodian fees	1,283

Total expenses	183,845

Net investment income	163,374

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	158,887

Net realized gain	158,887

Net change in unrealized appreciation (depreciation) on:
Investments	1,258,424
Foreign currency translations	(13)

Net change in unrealized appreciation	1,258,411

Net realized and unrealized gain	1,417,298

Net increase in net assets resulting from operations	$1,580,672

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)
	(Unaudited)
Operations
Net investment income	$163,374	$195,027
Net realized gain	158,887	344,758
Net change in unrealized appreciation	1,258,411	3,963,263

Net increase in net assets resulting from operations	1,580,672	4,503,048

Increase in net assets from share transactions	12,798,094	10,581,381

Total increase in net assets	14,378,766	15,084,429
Net assets at beginning of period	29,925,460	14,841,031

Net assets at end of period	$44,304,226	$29,925,460

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)
Capital stock activity	Shares	Dollars ($)	Shares	Dollars ($)
Class 1 shares
Subscriptions	107,615	1,161,778	524	5,000
Fund merger	299,603	3,262,272	–	–
Redemptions	(16,489)	(177,574)	–	–

Net increase	390,729	4,246,476	524	5,000

Class 2 shares
Subscriptions	51,492	544,340	19,902	184,504
Redemptions	(4,210)	(44,471)	(78)	(759)

Net increase	47,282	499,869	19,824	183,745

Class 3 shares
Subscriptions	818,016	8,786,237	1,430,581	12,659,596
Redemptions	(70,168)	(734,488)	(250,668)	(2,266,960)

Net increase	747,848	8,051,749	1,179,913	10,392,636

Total net increase	1,185,859	12,798,094	1,200,261	10,581,381

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  13

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six months ended		Year ended
	June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1 Per share data
Net asset value, beginning of period	$10.04		$9.55

Income from investment operations:

Net investment income	0.06		0.07
Net realized and unrealized gain on investments	0.54		0.42

Total from investment operations	0.60		0.49

Net asset value, end of period	$10.64		$10.04

Total return	5.98%		5.13%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.79%	(c)	0.94%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.79%	(c)	0.94%	(c)

Net investment income	1.05%	(c)	1.17%	(c)

Supplemental data
Net assets, end of period (in thousands)	$4,161		$5

Portfolio turnover	3%		4%

	Six months ended		Year ended
	June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2 Per share data
Net asset value, beginning of period	$10.03		$9.55

Income from investment operations:
Net investment income	0.05		0.05
Net realized and unrealized gain on investments	0.54		0.43

Total from investment operations	0.59		0.48

Net asset value, end of period	$10.62		$10.03

Total return	5.88%		5.03%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.05%	(c)	1.26%	(c)

Net expenses after fees waived or expenses reimbursed	1.05%	(c)	1.22%	(c)

Net investment income	0.90%	(c)	0.77%	(c)

Supplemental data
Net assets, end of period (in thousands)	$713		$199

Portfolio turnover	3%		4%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended								Year ended
	June 30,		Year ended Dec. 31,						Aug. 31
	2011		2010	2009	2008	2007	2006(e)		2006
	(Unaudited)
Class 3 Per share data
Net asset value, beginning of period	$10.02		$8.31	$6.59	$11.12	$12.23	$11.71		$10.99

Income from investment operations:
Net investment income (loss)	0.04		0.08	0.10	0.21	0.17	0.05		0.17
Net realized and unrealized gain (loss) on investments	0.56		1.63	1.62	(4.52)	(0.22)	1.13		0.98

Total from investment operations	$0.60		$1.71	$1.72	$(4.31)	$(0.05)	$1.18		$1.15

Less distributions to shareholders from:
Net investment income	—		—	—	(0.01)	(0.17)	(0.05)		(0.17)
Net realized gains	—		—	—	(0.21)	(0.89)	(0.61)		(0.26)

Total distributions to shareholders	—		—	—	(0.22)	(1.06)	(0.66)		(0.43)

Net asset value, end of period	$10.62		$10.02	$8.31	$6.59	$11.12	$12.23		$11.71

Total return	5.99%		20.52%	26.12%	(39.46% )	(0.46% )	10.15%		10.75%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.98%	(c)	1.11%	1.24%	1.28%	1.08%	1.23%	(c)	1.20%

Net expenses after fees waived or expenses reimbursed(d)	0.98%	(c)	1.08%	1.05%	0.93%	1.04%	1.05%	(c)	1.02%

Net investment income	0.85%	(c)	0.89%	1.40%	2.08%	1.35%	1.33%	(c)	1.55%

Supplemental data
Net assets, end of period (in thousands)	$39,430		$29,721	$14,841	$9,723	$21,811	$25,361		$20,712

Portfolio turnover	3%		4%	16%	75%	39%	13%		49%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  15

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1.	Organization

Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund), formerly known as Seligman Variable Portfolio – Larger-Cap Value Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011 the Trust was named RiverSource Variable Series Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2, and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

16  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  17

Notes to Financial Statements (continued)

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.710% to 0.540% as the Fund’s net assets increase. Prior to March 1, 2011, the rate was an annual fee that declined from 0.600% to 0.375% as the Fund’s net assets increased. Also prior to March 1, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $6,998 for the six months ended June 30, 2011. The management fee for the six months ended June 30, 2011 was 0.72% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

Effective March 1, 2011, the PIA was terminated.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.06% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees
The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee for the Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

18  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and Its Affiliates
Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.825%
Class 2	1.075
Class 3	0.950

Prior to April 30, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.925%
Class 2	1.175
Class 3	1.050

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 9) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the reorganization.

Note 4.	Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $13,528,663 and $1,064,174, respectively, for the six months ended June 30, 2011.

Note 5.	Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $3,626,950 were on loan, secured by cash collateral of $3,683,735 partially or fully invested in short-term securities or other cash equivalents.

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements (continued)

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6.	Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7.	Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class 2 and Class 3 shares.

At June 30, 2011, the Investment Manager and/or affiliates owned approximately 90.6% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8.	Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2011.

Note 9.	Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Large-Cap Value Portfolio (the acquired fund). The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

20  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

The aggregate net assets of the Fund immediately before the acquisition were $35,043,344 and the combined net assets immediately after the acquisition were $38,305,616.

The merger was accomplished by a tax-free exchange of 252,334 shares of the acquired fund valued at $3,262,272 (including $856,260 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued 299,603 Class 1 shares.

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 the Fund’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the six months ended June 30, 2011 would have been approximately $0.2 million, $0.2 million, $1.5 million and $1.9 million, respectively.

Note 10.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22  COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1: To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for the election of trustees.

Proposal 2: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
26,615,831.460	1,940,183.670	511,956.197	0.000

COLUMBIA VP – SELECT LARGE-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  23

Columbia VP – Select Large-Cap Value Fund
(formerly known as Seligman VP – Larger-Cap Value Fund)
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6473 A (8/11)

Semiannual Report

Columbia Variable Portfolio – Select Smaller-Cap Value Fund
(formerly known as Seligman Variable Portfolio – Smaller-Cap Value Fund

Semiannual Report for the Period Ended June 30, 2011

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	2
Fund Expense Example	4
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
Proxy Voting	24
Results of Meeting of Shareholders	24

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Variable Portfolio (VP) – Select Smaller-Cap Value Fund (the Fund) Class 3 shares gained 4.95% for the six months ended June 30, 2011.

>	The Fund underperformed its benchmark, the Russell 2000® Index, which advanced 6.21% during the same six months.

>	The Fund underperformed its peer group, represented by the Lipper Small-Cap Core Funds Index, which rose 6.18% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

						Since	Since
						inception	inception
	6 months*	1 year	3 year	5 year	10 year	5/3/10	9/15/95
Columbia VP — Select Smaller-Cap Value Fund
Class 1	+4.95%	+38.17%	N/A	N/A	N/A	+13.87%	N/A

Class 2	+4.87%	+37.83%	N/A	N/A	N/A	+13.63%	N/A

Class 3	+4.95%	+38.06%	+9.31%	+2.85%	+6.15%	N/A	+6.30%

Russell 2000® Index(1) (unmanaged)	+6.21%	+37.41%	+7.77%	+4.08%	+6.27%	+12.44%	+6.95%

Lipper Small-Cap Core Funds Index(2) (unmanaged)	+6.18%	+36.32%	+7.54%	+4.74%	+6.91%	+13.89%	+8.40%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Russell 2000® Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

2  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	15.5%

Consumer Staples	8.4

Energy	6.8

Financials	11.7

Health Care	10.5

Industrials	30.0

Information Technology	12.6

Materials	4.5

Other(2)	0.0	*

*	Rounds to less than 0.1%
(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Mizuho Securities USA, Inc.	5.6%

WellCare Health Plans, Inc.	4.7

Herbalife Ltd.	4.2

Cypress Semiconductor Corp.	3.7

ON Semiconductor Corp.	3.5

EnerSys	3.5

Penn National Gaming, Inc.	3.3

Texas Roadhouse, Inc.	3.2

Sotheby’s	3.2

Thomas & Betts Corp.	3.2

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  3

Fund Expense Example
(Unaudited)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur, depending on the share class, ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class (if applicable). You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, (if applicable) and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

4  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,049.50	$4.83	0.95%

Hypothetical (5% return before expenses)	$1,000	$1,020.08	$4.76	0.95%

Class 2

Actual(b)	$1,000	$1,048.70	$6.15	1.21%

Hypothetical (5% return before expenses)	$1,000	$1,018.79	$6.06	1.21%

Class 3

Actual(b)	$1,000	$1,049.50	$5.69	1.12%

Hypothetical (5% return before expenses)	$1,000	$1,019.24	$5.61	1.12%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +4.95% for Class 1, +4.87% for Class 2 and +4.95% for Class 3.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments

Columbia VP – Select Smaller-Cap Value Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.0%

CONSUMER DISCRETIONARY (15.5%)

Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.(a)(b)	140,000	$1,593,200

Diversified Consumer Services (3.2%)
Sotheby’s(a)	130,000	5,655,000

Hotels, Restaurants & Leisure (6.5%)
Penn National Gaming, Inc.(b)	146,000	5,889,640
Texas Roadhouse, Inc.(a)	330,000	5,786,550

Total		11,676,190

Household Durables (2.1%)
Lennar Corp., Class A(a)	208,000	3,775,200

Textiles, Apparel & Luxury Goods (2.8%)
Hanesbrands, Inc.(a)(b)	176,000	5,024,800

TOTAL CONSUMER DISCRECTIONARY		27,724,390

CONSUMER STAPLES (8.4%)

Food Products (4.2%)
Dean Foods Co.(b)	250,000	3,067,500
Smithfield Foods, Inc.(b)	200,000	4,374,000

Total		7,441,500

Personal Products (4.2%)
Herbalife Ltd.(c)	130,000	7,493,200

TOTAL CONSUMER STAPLES		14,934,700

ENERGY (6.8%)

Energy Equipment & Services (6.8%)
Exterran Holdings, Inc.(a)(b)	130,400	2,585,832
Superior Energy Services, Inc.(b)	118,700	4,408,518
Tetra Technologies, Inc.(a)(b)	409,000	5,206,570

Total		12,200,920

TOTAL ENERGY		12,200,920

FINANCIALS (11.7%)

Insurance (11.7%)
Aspen Insurance Holdings Ltd.(a)(c)	175,000	4,502,750
Endurance Specialty Holdings Ltd.(c)	80,000	3,306,400
Hanover Insurance Group, Inc. (The)	100,000	3,771,000
Infinity Property & Casualty Corp.	80,000	4,372,800
Lincoln National Corp.	175,000	4,985,750

Total		20,938,700

TOTAL FINANCIALS		20,938,700

HEALTH CARE (10.5%)

Health Care Equipment & Supplies (0.9%)
Analogic Corp.(a)	30,400	1,598,736

Health Care Providers & Services (4.7%)
WellCare Health Plans, Inc.(a)(b)	165,000	8,482,650

Pharmaceuticals 4.9%
Impax Laboratories, Inc.(a)(b)	120,000	2,614,800
ISTA Pharmaceuticals, Inc.(a)(b)	346,700	2,650,522
Salix Pharmaceuticals Ltd.(a)(b)	88,000	3,505,040

Total		8,770,362

TOTAL HEALTH CARE		18,851,748

INDUSTRIALS (30.0%)

Aerospace & Defense (3.1%)
Cubic Corp.	110,000	5,608,900

Airlines 2.7%
United Continental Holdings, Inc.(a)(b)	215,000	4,865,450

Commercial Services & Supplies (4.9%)
Brink’s Co. (The)	110,000	3,281,300
Waste Connections, Inc.(a)	170,000	5,394,100

Total		8,675,400

Construction & Engineering (2.0%)
Shaw Group, Inc. (The)(a)(b)	120,000	3,625,200

Electrical Equipment (9.7%)
Belden, Inc.(a)	160,000	5,577,600
EnerSys(b)	180,000	6,195,600
Thomas & Betts Corp.(b)	105,000	5,654,250

Total		17,427,450

Machinery (3.9%)
Douglas Dynamics, Inc.(a)	112,250	1,772,427
Mueller Industries, Inc.	133,000	5,042,030
Navistar International Corp.(b)	3,000	169,380

Total		6,983,837

Professional Services (1.0%)
School Specialty, Inc.(a)(b)	120,000	1,726,800

Road & Rail (2.0%)
Swift Transportation Co.(a)(b)	258,300	3,499,965

Transportation Infrastructure (0.7%)
Aegean Marine Petroleum Network, Inc.(c)	180,000	1,276,200

TOTAL INDUSTRIALS		53,689,202

INFORMATION TECHNOLOGY (12.6%)

IT Services (2.7%)
CACI International, Inc., Class A(b)	77,000	4,857,160

Semiconductors & Semiconductor Equipment 7.2%
Cypress Semiconductor Corp.(b)	310,000	6,553,400
ON Semiconductor Corp.(b)	600,000	6,282,000

Total		12,835,400

Software (2.7%)
Quest Software, Inc.(a)(b)	215,000	4,886,950

TOTAL INFORMATION TECHNOLOGY		22,579,510

MATERIALS (4.5%)

Chemicals (3.1%)
Cytec Industries, Inc.(a)	20,000	1,143,800
Minerals Technologies, Inc.	66,000	4,375,140

Total		5,518,940

Containers & Packaging (1.4%)
Owens-Illinois, Inc.(b)	100,000	2,581,000

TOTAL MATERIALS		8,099,940

Total Common Stocks
(Cost: $120,800,128)		$179,019,110

The accompanying Notes to Financial Statements are an integral part of this statement.

6  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Money Market Fund —%

Columbia Short-Term Cash Fund, 0.166%(d)(e)	85,321	$85,321

Total Money Market Fund
(Cost: $85,321)		$85,321

	Effective	Par/
Issuer	yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan 18.7%

Certificates of Deposit (1.1%)
Commerzbank AG
07/20/11	0.220%	$1,000,000	$1,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	1,000,000	1,000,000

Total			2,000,000

Money Market Fund (2.8%)
JPMorgan Prime Money Market Fund, 0.010%(d)		5,000,000	5,000,000

Repurchase Agreements(14.8%)
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004(f)
	0.030%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,033(f)
	0.120%	10,000,000	10,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $5,000,014(f)
	0.100%	5,000,000	5,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(f)
	0.120%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $1,396,794(f)
	0.080%	1,396,791	1,396,791

Total			26,396,791

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $33,396,791)			$33,396,791

Total Investments
(Cost: $154,282,240)			$212,501,222
Other Assets & Liabilities, Net			(33,444,564)

Net Assets			$179,056,658

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 9.26% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$143,973	$11,918,731	$(11,977,383)	$—	$85,321	$342	$85,321

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.030%)
Security description	Value
Fannie Mae REMICS	$1,746,884
Fannie Mae-Aces	86,912
Freddie Mac REMICS	2,490,181
Government National Mortgage Association	776,023

Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.120%)
Security description	Value
Freddie Mac REMICS	$354,526
Ginnie Mae I Pool	8,707,804
Government National Mortgage Association	1,137,670

Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.100%)
Security description	Value
Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.120%)
Security description	Value
Fannie Mae Pool	$44,388
Fannie Mae REMICS	1,243,806
Fannie Mae Whole Loan	7,915
Freddie Mac Reference REMIC	119,050
Freddie Mac REMICS	3,179,090
Freddie Mac Strips	50,638
Government National Mortgage Association	455,113

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$1,424,733

Total Market Value of Collateral Securities	$1,424,733

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$27,724,390	$—	$—	$27,724,390
Consumer Staples	14,934,700	—	—	14,934,700
Energy	12,200,920	—	—	12,200,920
Financials	20,938,700	—	—	20,938,700
Health Care	18,851,748	—	—	18,851,748
Industrials	53,689,202	—	—	53,689,202
Information Technology	22,579,510	—	—	22,579,510
Materials	8,099,940	—	—	8,099,940

Total Equity Securities	179,019,110	—	—	179,019,110

Other
Affiliated Money Market Fund(c)	85,321	—	—	85,321
Investments of Cash Collateral Received for Securities on Loan	5,000,000	28,396,791	—	33,396,791

Total Other	5,085,321	28,396,791	—	33,482,112

Total	$184,104,431	$28,396,791	$—	$212,501,222

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $120,800,128)	$179,019,110
Affiliated issuers (identified cost $85,321)	85,321
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $7,000,000)	7,000,000
Repurchase agreements (identified cost $26,396,791)	26,396,791

Total investments (identified cost $154,282,240)	212,501,222
Cash	2,000
Receivable for:
Capital shares sold	218,131
Investments sold	210,094
Dividends	62,308
Interest	3,222
Expense reimbursement due from Investment Manager	1,849

Total assets	212,998,826

Liabilities
Due upon return of securities on loan	33,396,791
Payable for:
Investments purchased	204,365
Capital shares purchased	87,371
Investment management fees	113,751
Distribution fees	11,952
Transfer agent fees	8,639
Administration fees	11,519
Other expenses	107,780

Total liabilities	33,942,168

Net assets applicable to outstanding capital stock	$179,056,658

Represented by
Partners’ capital	$179,056,658

Total — representing net assets applicable to outstanding capital stock	$179,056,658

*Value of securities on loan	$32,719,104

Net assets applicable to outstanding shares
Class 1	$75,918,549
Class 2	$15,795,659
Class 3	$87,342,450
Shares outstanding
Class 1	6,279,448
Class 2	1,310,058
Class 3	7,231,645
Net asset value per share
Class 1	$12.09
Class 2	$12.06
Class 3	$12.08

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  11

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$496,670
Dividends from affiliates	342
Income from securities lending — net	15,452

Total income	512,464

Expenses:
Investment management fees	596,823
Distribution fees
Class 2	12,414
Class 3	56,002
Transfer agent fees
Class 1	14,398
Class 2	2,979
Class 3	26,880
Administration fees	59,011
Compensation of board members	2,078
Custodian fees	14,989
Printing and postage fees	7,815
Professional fees	358
Other	213

Total expenses	793,960
Fees waived or expenses reimbursed by Investment Manager and certain of its affiliates	(2,709)

Total net expenses	791,251

Net investment loss	(278,787)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	11,140,528

Net realized gain	11,140,528
Net change in unrealized appreciation (depreciation) on:
Investments	(5,739,966)

Net change in unrealized depreciation	(5,739,966)

Net realized and unrealized gain	5,400,562

Net increase in net assets resulting from operations	$5,121,775

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended
	June 30, 2011	Year ended
	(Unaudited)	December 31, 2010
Operations
Net investment income (loss)	$(278,787)	$(605,977)
Net realized gain	11,140,528	6,870,735
Net change in unrealized appreciation (depreciation)	(5,739,966)	13,003,137

Net increase in net assets resulting from operations	5,121,775	19,267,895

Increase (decrease) in net assets from share transactions	85,571,292	(9,799,058)

Total increase in net assets	90,693,067	9,468,837
Net assets at beginning of period	88,363,591	78,894,754

Net assets at end of period	$179,056,658	$88,363,591

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	44,974	544,594	481	5,000
Fund merger	6,781,457	81,360,557	—	—
Redemptions	(547,464)	(6,632,697)	—	—

Net increase	6,278,967	75,272,454	481	5,000

Class 2 shares
Subscriptions	137,917	1,661,510	16,715	179,616
Fund merger	1,337,306	16,012,684	—	—
Redemptions	(181,686)	(2,197,882)	(194)	(2,198)

Net increase	1,293,537	15,476,312	16,521	177,418

Class 3 shares
Subscriptions	104,190	1,257,570	286,697	2,803,358
Redemptions	(534,551)	(6,435,044)	(1,315,804)	(12,784,834)

Net decrease	(430,361)	(5,177,474)	(1,029,107)	(9,981,476)

Total net increase (decrease)	7,142,143	85,571,292	(1,012,105)	(9,799,058)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  13

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six months ended		Year ended
	June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.52		$10.40

Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments	0.58		1.16

Total from investment operations	0.57		1.12

Net asset value, end of period	$12.09		$11.52

Total return	4.95%		10.77%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.95%	(c)	1.09%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.95%	(c)	1.09%	(c)

Net investment income (loss)	(0.21%	)(c)	(0.58%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$75,919		$6

Portfolio turnover	13%		5%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended		Year ended
	June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.50		$10.40

Income from investment operations:
Net investment income (loss)	(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	0.59		1.15

Total from investment operations	0.56		1.10

Net asset value, end of period	$12.06		$11.50

Total return	4.87%		10.58%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.22%	(c)	1.36%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.21%	(c)	1.33%	(c)

Net investment income (loss)	(0.46%	)(c)	(0.66%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$15,796		$190

Portfolio turnover	13%		5%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  15

Financial Highlights (continued)

	Six months ended										Year ended
	June 30,		Year ended Dec. 31,								Aug. 31,
	2011		2010		2009		2008	2007	2006(e)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$11.51		$9.08		$6.49		$11.80	$13.03	$13.80		$15.11

Income from investment operations:
Net investment income (loss)	(0.03)		(0.07)		(0.04)		0.02	0.01	0.01		—
Net realized and unrealized gain (loss) on investments	0.60		2.50		2.63		(4.23)	(0.52)	1.11		0.61

Total from investment operations	0.57		2.43		2.59		(4.21)	(0.51)	1.12		0.61

Net investment income	—		—		—		—	(0.02)	(0.01)		—
Net realized gains	—		—		—		(1.10)	(0.70)	(1.88)		(1.92)

Total distributions to shareholders	—		—		—		(1.10)	(0.72)	(1.89)		(1.92)

Net asset value, end of period	$12.08		$11.51		$9.08		$6.49	$11.80	$13.03		$13.80

Total return	4.95%		26.79%		39.81%		(38.59% )	(4.19% )	8.14%		4.40%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.13%	(c)	1.21%		1.09%		1.06%	1.01%	1.08%	(c)	1.06%

Net expenses after fees waived or expenses reimbursed(d)	1.12%	(c)	1.20%		1.09%		0.96%	1.01%	1.08%	(c)	1.06%

Net investment income (loss)	(0.46%	)(c)	(0.76%	)	(0.56%	)	0.19%	0.06%	0.22%	(c)	(0.02% )

Supplemental data
Net assets, end of period (in thousands)	$87,342		$88,168		$78,895		$68,398	$160,788	$219,799		$218,029

Portfolio turnover	13%		5%		6%		269%	150%	74%		132%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
June 30 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund), formerly known as Seligman Variable Portfolio – Smaller-Cap Value Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2, and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  17

Notes to Financial Statements (continued)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

18  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.790% to 0.700% as the Fund’s net assets increase. Prior to March 1, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.790% to 0.665% as the Fund’s net assets increased. Also prior to March 1, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper Small-Cap Core Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $14,095 for the six months ended June 30, 2011. The management fee for the six months ended June 30, 2011 was 0.81% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective March 1, 2011, the PIA was terminated.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee for the Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements (continued)

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund does not pay distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective March 1, 2011 the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.955%
Class 2	1.205
Class 3	1.080

Prior to March 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	1.025%
Class 2	1.275
Class 3	1.150

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $94,146,308 and $31,250,966, respectively, for the six months ended June 30, 2011.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $32,719,104 were on loan, secured by cash collateral of $33,396,791 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the

20  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class 3 shares.

At June 30, 2011, the Investment Manager and/or affiliates owned approximately 49% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2011.

Note 9. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Smaller-Cap Value Portfolio (the acquired fund). The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $90,598,441 and the combined net assets immediately after the acquisition were $187,971,682.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

The merger was accomplished by a tax-free exchange of 11,547,793 shares of the acquired fund valued at $97,373,241 (including $22,270,961 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	6,781,457
Class 2	1,337,306

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment loss, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the six months ended June 30, 2011, would have been approximately $(0.3) million, $16.4 million, $(7.1) million and $9 million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution

22  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT  23

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1: To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for the election of trustees.

Proposal 2: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
82,924,824.431	2,698,550.503	2,393,573.935	0.000

24  COLUMBIA VP – SELECT SMALLER-CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Columbia VP – Select Smaller-Cap Value Fund
(formerly known as Seligman VP – Smaller-Cap Value Fund)
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6488 A (8/11)

Semiannual Report

Columbia Variable Portfolio – Short Duration U.S. Government Fund
(formerly known as RiverSource Variable Portfolio – Short Duration U.S. Government Fund)

Semiannual Report for the Period Ended June 30, 2011

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	2
Fund Expense Example	4
Portfolio of Investments	6
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Proxy Voting	28
Results of Meeting of Shareholders	28

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Variable Portfolio (VP) – Short Duration U.S. Government Fund (the Fund) Class 3 shares gained 0.99% for the six months ended June 30, 2011.

>	The Fund outperformed its benchmark, the Barclays Capital U.S. 1-3 Year Government Index, which rose 0.88% for the same six-month period.

>	The Fund also outperformed its peer group, represented by the Lipper Short U.S. Government Funds Index, which advanced 0.92% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – Short Duration U.S. Government Fund
Class 1	+1.02%	+1.91%	N/A	N/A	N/A	+2.47%

Class 2	+0.92%	+1.71%	N/A	N/A	N/A	+2.18%

Class 3	+0.99%	+1.77%	+2.27%	+3.07%	+2.88%	N/A

Barclays Capital U.S. 1-3 Year Government Index(1) (unmanaged)	+0.88%	+1.38%	+3.05%	+4.27%	+3.75%	+2.04%

Lipper Short U.S. Government Funds Index(2) (unmanaged)	+0.92%	+1.63%	+3.10%	+3.85%	+3.31%	+2.13%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Barclays Capital U.S. 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

2  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Asset-Backed Securities — Agency	0.0	%*

Asset-Backed Securities — Non-Agency	1.7

Commercial Mortgage-Backed Securities — Agency	15.5

Commercial Mortgage-Backed Securities — Non-Agency	0.6

Corportate Bonds & Notes	2.1

Inflation-Indexed Bonds	1.0

Residential Mortgage-Backed Securities — Agency	32.8

Residential Mortgage-Backed Securities — Non-Agency	2.1

Treasury Bill	1.2

U.S. Government & Agency Obligations	28.8

U.S. Treasury Obligations	10.0

Other(2)	4.2

*	Rounds to less than 0.1%.
(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.
Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2011)

AAA rating*	96.8%

AA Rating	0.6

A Rating	0.6

BBB Rating	0.9

Non-investment grade	0.1

Non-rated	1.0

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

*	On August 5, 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA”. The table above does not reflect the effect of such downgrade because it occurred after the period-end noted in the table. Because the Fund invests in U.S. government obligations, the value of the Fund’s shares may be adversely affected by S&P’s downgrade or any future downgrades of the U.S. government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  3

Fund Expense Example
(Unaudited)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur, depending on the share class, ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class (if applicable). You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, (if applicable) and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

4  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,010.20	$2.89	.58%

Hypothetical (5% return before expenses)	$1,000	$1,021.92	$2.91	.58%

Class 2

Actual(b)	$1,000	$1,009.20	$3.79	.76%

Hypothetical (5% return before expenses)	$1,000	$1,021.03	$3.81	.76%

Class 3

Actual(b)	$1,000	$1,009.90	$3.54	.71%

Hypothetical (5% return before expenses)	$1,000	$1,021.27	$3.56	.71%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +1.02% for Class 1, +0.92% for Class 2 and +0.99% for Class 3.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments
Columbia VP – Short Duration U.S. Government Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes 2.1%

AGENCIES (2.1%)
Citigroup Funding, Inc. FDIC Government Guaranty
11/15/12	1.875%	$9,985,000	$10,169,233
General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,350,000	10,681,599
Morgan Stanley FDIC Government Guaranty(a)
02/10/12	0.547%	5,490,000	5,502,605

Total			26,353,437

Total Corporate Bonds & Notes
(Cost: $26,081,868)			$26,353,437

Residential Mortgage-Backed Securities — Agency 33.0%

FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A(a)(b)(c)
02/25/48	0.736%	$10,239,876	$10,249,248
Federal Home Loan Mortgage Corp.(a)(c)
09/01/37	5.596%	773,789	824,719
01/01/37	5.929%	485,129	515,488
Federal Home Loan Mortgage Corp.(c)
05/01/26	3.500%	1,241,540	1,266,635
03/01/41	4.000%	495,347	496,116
11/01/13-
07/01/40	4.500%	56,285,582	59,684,618
11/01/17-
04/01/24	5.000%	19,841,504	21,311,155
08/01/17-
09/01/19	5.500%	654,345	713,946
03/01/18-
03/01/38	6.000%	11,980,832	13,066,927
04/01/17	6.500%	427,191	464,685
06/01/12-
06/01/16	7.000%	4,468	4,817
03/01/12-
06/01/15	7.500%	298,553	323,784
CMO Series 2617 Class HD
06/15/16	7.000%	41,523	41,579
CMO Series 2645 Class NA
09/15/31	3.500%	9,281,528	9,566,833
CMO Series 2843 Class BA
01/15/18	5.000%	252,987	260,825
CMO Series 3531 Class CE
01/15/39	3.000%	3,623,681	3,642,303
CMO Series 3683 Class JD
12/15/23	4.000%	8,470,144	8,868,983
CMO Series 3711 Class AG
08/15/23	3.000%	1,715,600	1,765,734
CMO Series 3747 Class NA
10/15/18	1.300%	1,500,041	1,495,829
CMO Series 3774 Class AB
12/15/20	3.500%	10,514,808	11,081,986
CMO Series 3825 Class AB
08/15/20	3.000%	10,659,328	11,033,378
CMO Series 3831 Class CG
10/15/18	3.000%	10,450,285	10,819,393
CMO Series 3840 Class AU
05/15/37	3.500%	11,458,353	11,957,566
CMO Series 3862 Class LA
11/15/18	2.500%	10,748,889	11,033,444
Federal Home Loan Mortgage Corp.(c)(k)
CMO IO Series 2639 Class UI
03/15/22	0.000%	894,086	60,637
CMO IO Series 2795 Class IY
07/15/17	721.908%	23,220	79
CMO IO Series 3453 Class W
12/15/32	8.890%	2,467,758	448,564
CMO IO Series 3630 Class AI
03/15/17	0.000%	5,418,660	222,053
Federal National Mortgage Association(a)(c)
02/01/33	1.882%	183,045	187,380
06/01/34	2.453%	391,295	410,064
12/01/33	4.705%	103,121	109,426
07/01/33	4.946%	283,345	304,440
09/01/37	5.854%	1,439,046	1,544,961
07/01/36	5.962%	924,991	999,813
CMO Series 2003-W11 Class A1
06/25/33	3.078%	7,820	8,149
Federal National Mortgage Association(c)
10/01/20	3.500%	7,043,864	7,310,210
03/01/23-
09/01/40	4.500%	6,695,247	7,114,304
02/01/13-
08/01/40	5.000%	43,535,285	46,830,175
09/01/12-
07/01/36	5.500%	28,104,310	30,552,509
01/01/17-
04/01/33	6.000%	5,174,345	5,709,733
03/01/15-
06/01/17	7.000%	114,429	126,931
CMO Series 1988-4 Class Z
03/25/18	9.250%	14,459	16,390
CMO Series 20011-23 Class AB
06/25/20	2.750%	10,618,162	10,927,003
CMO Series 2002-97 Class CF
03/25/31	5.500%	1,402,902	1,411,628
CMO Series 2004-60 Class PA
04/25/34	5.500%	977,235	1,069,982
CMO Series 2010-50 Class AB
01/25/24	2.500%	7,264,579	7,407,895
CMO Series 2010-87 Class GA
02/25/24	4.000%	6,971,583	7,282,677
CMO Series 2011-16 Class GE
03/25/26	2.750%	10,493,424	10,799,061
CMO Series 2011-25 Class AH
06/25/21	2.750%	10,581,700	10,891,910
CMO Series 2011-3 Class EL
05/25/20	3.000%	12,109,214	12,511,601
CMO Series 2011-38 Class AH
05/25/20	2.750%	10,762,441	11,102,721
CMO Series 2011-59 Class AD
11/25/21	3.000%	12,000,000	12,388,477
CMO Series 2011-6 Class BA
06/25/20	2.750%	12,821,874	13,198,958

The accompanying Notes to Financial Statements are an intregal part of this statement.

6  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Agency (continued)
Federal National Mortgage Association(c)(d)
09/01/36	6.000%	$10,539,642	$11,661,817
Federal National Mortgage Association(c)(k)
CMO IO Series 2003-32 Class VS
01/25/33	16.490%	629,666	76,817
CMO IO Series 2004-46 Class SI
05/25/34	22.780%	1,125,773	160,737
CMO IO Series 2004-54 Class SW
06/25/33	15.240%	996,018	122,365
CMO IO Series 2004-84 Class GI
12/25/22	0.000%	101,756	5,191
CMO IO Series 2005-57 Class NI
07/25/35	13.980%	554,682	83,807
CMO IO Series 2006-5 Class N1
08/25/34	37.040%	975,305	35,462
CMO IO Series 2006-60 Class UI
07/25/36	12.670%	658,756	117,357
CMO IO Series 2009-7 Class LI
02/25/39	3.520%	968,905	185,351
Government National Mortgage Association(c)
08/15/13-
01/20/34	6.000%	3,980,455	4,408,819
10/15/13	6.500%	2,994	3,293
04/15/13-
03/15/18	7.000%	382,726	418,447
CMO Series 2004-19 Class DJ
03/20/34	4.500%	143,835	146,135
Government National Mortgage Association(c)(k)
CMO IO Series 2010-133 Class QI
09/16/34	12.790%	2,820,185	448,246

Total Residential Mortgage-Backed Securities — Agency
(Cost: $404,142,344)			$409,311,566

Residential Mortgage-Backed Securities — Non-Agency 2.1%

ASG Resecuritization Trust CMO Series 2010-3 Class 1A87(b)(c)
07/28/37	3.500%	$3,732,502	$3,733,160
American Mortgage Trust Series 2093-3 Class 3A(a)(c)(e)
07/27/23	8.188%	1,968	1,193
BCAP LLC Trust(a)(b)(c) CMO Series 2009-RR13 Class 12A1
04/26/37	5.250%	859,880	863,088
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	2,861,737	2,878,168
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1(a)(b)(c)
06/26/37	0.404%	619,057	604,047
Banc of America Mortgage Securities, Inc. CMO Series 2005-E Class 2A5(a)(c)
06/25/35	2.867%	1,612,721	1,599,289
Citigroup Mortgage Loan Trust, Inc.(a)(b)(c) CMO Series 2010-7 Class 3A4
12/25/35	7.824%	300,000	294,369
Citigroup Mortgage Loan Trust, Inc.(b)(c) CMO Series 2010-6 Class 1A1
05/25/35	4.750%	4,342,946	4,431,602
Comfed Savings Bank CMO Series 1987-1 Class A(a)(c)(e)
01/25/18	6.291%	7,723	386
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2002-31 Class A1(c)
01/25/33	5.750%	283,419	294,039
Credit Suisse Mortgage Capital Certificates(a)(b)(c) CMO Series 2009-12R Class 30A1
12/27/36	5.300%	332,722	337,336
CMO Series 2010-1R Class 37A1
02/27/37	5.000%	204,097	205,739
Credit Suisse Mortgage Capital Certificates(b)(c) CMO Series 2009-12R Class 14A1
11/27/35	5.500%	3,010,685	3,132,730
CMO Series 2010-1R Class 47A1
04/27/37	5.000%	130,390	131,434
GSMPS Mortgage Loan Trust CMO Series 1998-3 Class A(a)(b)(c)
09/19/27	7.750%	256,130	271,552
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3(c)
06/25/35	5.500%	909,420	912,132
Indymac Index Mortgage Loan Trust CMO Series 2006-AR13 Class A1(a)(c)
07/25/36	5.434%	1,012,929	826,371
LVII Resecuritization Trust CMO Series 2009-3 Class A1(a)(b)(c)
11/27/37	5.670%	395,042	396,573
Prime Mortgage Trust(a)(c) CMO Series 2004-CL1 Class 3A1
02/25/34	6.919%	470,104	509,520
Prime Mortgage Trust(b)(c) CMO Series 2005-1 Class 2A1
09/25/34	5.000%	3,401,490	3,423,881
RBSSP Resecuritization Trust CMO Series 2009-1 Class 4A1(b)(c)
10/26/35	5.500%	245,350	249,039
Residential Asset Securitization Trust CMO Series 2004-A7 Class A1(c)
10/25/34	5.500%	566,800	567,088
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-G Class A1(a)(c)
06/25/34	4.729%	193,583	193,343

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $25,863,406)			$25,856,079

Commercial Mortgage-Backed Securities — Agency 15.6%

Federal Home Loan Mortgage Corp.(a)(c) Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2
04/25/16	5.651%	$1,704,160	$1,840,979
Federal Home Loan Mortgage Corp.(c) Multifamily Structured Pass-Through Certificates CMO Series K003 Class A1
07/25/13	2.225%	2,444,629	2,470,485
Federal National Mortgage Association(c)
10/01/19	4.430%	1,404,059	1,479,444
10/01/19	4.420%	572,665	603,160
01/01/20	4.570%	147,267	156,084
01/01/20	4.600%	245,608	260,664
05/01/24	5.030%	454,546	478,406
CMO Series 2010-M4 Class A1
06/25/20	2.520%	4,590,037	4,634,507

The accompanying Notes to Financial Statements are an intregal part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	rate	amount	Value

Commercial Mortgage-Backed Securities — Agency (continued)
Government National Mortgage Association(c) CMO Series 2003-17 Class B
10/16/27	4.999%	$44,900	$46,357
CMO Series 2009-105 Class A
12/16/50	3.456%	5,034,254	5,254,176
CMO Series 2009-114 Class A
12/16/38	3.103%	4,776,512	4,915,516
CMO Series 2009-63 Class A
01/16/38	3.400%	3,450,128	3,594,432
CMO Series 2009-71 Class A
04/16/38	3.304%	4,871,240	5,036,977
CMO Series 2009-90 Class AC
01/16/33	3.137%	3,950,000	4,088,997
CMO Series 2010-100 Class A
06/16/50	2.351%	4,863,500	4,914,763
CMO Series 2010-13 Class A
08/16/22	2.461%	3,234,153	3,273,162
CMO Series 2010-141 Class A
08/16/31	1.864%	9,009,834	9,076,090
CMO Series 2010-159 Class A
01/16/33	2.159%	8,482,781	8,588,882
CMO Series 2010-16 Class AB
05/16/33	2.676%	1,451,244	1,484,066
CMO Series 2010-161 Class AB
05/16/35	2.110%	7,403,828	7,495,077
CMO Series 2010-18 Class A
12/16/50	3.100%	3,614,571	3,743,120
CMO Series 2010-22 Class AC
12/16/30	2.229%	2,890,764	2,939,216
CMO Series 2010-49 Class A
03/16/51	2.870%	1,857,714	1,931,312
CMO Series 2010-65 Class A
11/16/28	2.017%	2,792,811	2,819,330
CMO Series 2010-74 Class A
09/16/33	2.629%	8,970,749	9,127,153
CMO Series 2010-83 Class A
10/16/50	2.021%	3,428,743	3,459,000
CMO Series 2011-1 Class A
12/16/31	2.239%	11,362,029	11,512,874
CMO Series 2011-16 Class A
11/16/34	2.210%	11,454,156	11,601,263
CMO Series 2011-20 Class A
04/16/32	1.883%	14,073,052	14,149,768
CMO Series 2011-31 Class A
12/16/35	2.210%	11,482,142	11,652,622
CMO Series 2011-49 Class A
07/16/38	2.450%	12,583,440	12,820,387
CMO Series 2011-53 Class A
12/16/34	2.360%	11,754,822	11,947,466
CMO Series 2011-64 Class A
08/16/34	2.380%	14,967,867	15,266,784
Government National Mortgage Association(c)(f)
06/16/41	2.250%	10,000,000	10,156,250

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $190,664,558)			$192,818,769

Commercial Mortgage-Backed Securities — Non-Agency 0.7%

Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4(a)(c)
02/13/42	4.933%	$180,000	$192,865
Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5(c)
10/15/41	4.733%	110,000	117,025
Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class AAB(c)
12/10/46	5.291%	4,340,000	4,618,460
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2(a)(c)
05/10/40	5.654%	105,000	112,839
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4(b)(c)
02/16/46	4.717%	175,000	176,781
Morgan Stanley Capital I Series 2003-IQ6 Class A4(c)
12/15/41	4.970%	365,000	388,549
Morgan Stanley Reremic Trust (a)(b)(c) Series 2009-GG10 Class A4A
08/12/45	5.992%	1,200,000	1,313,221
Series 2010-GG10 Class A4A
08/15/45	5.992%	800,000	875,480
Structured Asset Securities Corp. CMO IO Series 1996-CFL Class X1(c)(k)
02/25/28	50.000%	347,884	70
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4(a)(c)
10/15/44	5.380%	35,000	38,164

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $7,758,945)			$7,833,454

Asset-Backed Securities — Agency — %

Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	$150,046	$163,512
United States Small Business Administration U.S. Government Guaranty
09/10/11	5.886%	7,781	7,860

Total Asset-Backed Securities — Agency
(Cost: $157,827)			$171,372

Asset-Backed Securities — Non-Agency 1.7%

Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(a)
11/25/36	0.236%	$284,973	$278,860
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(a)
05/25/36	0.286%	1,555,314	1,519,050
Citigroup Mortgage Loan Trust, Inc.(a) Series 2006-WFH4 Class A2
11/25/36	0.286%	616,126	607,580
Citigroup Mortgage Loan Trust, Inc.(a)(b) CMO Series 2009-6 Class 13A1
01/25/37	0.266%	534,075	529,884
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C(a)(b)
05/25/35	0.576%	434,843	418,939
Entergy Gulf States Reconstruction Funding LLC CMO Series 2007-A Class A1
10/01/13	5.510%	30,011	31,094
Mid-State Trust Series 6 Class A1
07/01/35	7.340%	509,402	531,497

The accompanying Notes to Financial Statements are an intregal part of this statement.

8  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Asset-Backed Securities — Non-Agency (continued)
Morgan Stanley ABS Capital I(a) Series 2005-HE3 Class M1
07/25/35	0.676%	$231,016	$228,405
Series 2005-WMC5 Class M2
06/25/35	0.666%	1,129,266	1,106,340
Series 2006-WMC1 Class A2B
12/25/35	0.386%	697,162	672,481
Novastar Home Equity Loan Series 2006-2 Class A2B(a)
06/25/36	0.296%	1,223,339	1,218,541
RBSSP Resecuritization Trust(a)(b) CMO Series 2009-10 Class 4A1
07/26/36	0.344%	1,288,634	1,273,713
CMO Series 2009-10 Class 7A1
03/26/37	0.294%	3,764	3,762
CMO Series 2009-11 Class 2A1
04/26/36	0.344%	2,370,402	2,328,308
CMO Series 2009-13 Class 8A1
06/26/37	0.944%	2,382,798	2,358,074
Residential Asset Mortgage Products, Inc. Series 2004-RS8 Class AI4(a)
06/25/32	5.060%	680,805	671,945
Sierra Receivables Funding Co. LLC Series 2010-2A Class A(b)
11/20/25	3.840%	2,787,302	2,838,138
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1(a)
06/25/36	0.636%	3,500,000	3,290,626
Structured Asset Investment Loan Trust Series 2005-9 Class A5(a)
11/25/35	0.416%	431,248	423,109
Structured Asset Securities Corp.(a) CMO Series 2006-NC1 Class A6
05/25/36	0.236%	170,089	167,964
Series 2007-WF2 Class A2
08/25/37	0.886%	39,620	39,535

Total Asset-Backed Securities — Non-Agency
(Cost: $20,026,303)			$20,537,845

Inflation-Indexed Bonds 1.0%

U.S. Treasury Inflation-Indexed Bond(g)
04/15/14	1.250%	$11,687,390	$12,401,357

Total Inflation-Indexed Bonds
(Cost: $12,455,149)			$12,401,357

U.S. Treasury Obligations 10.1%

U.S. Treasury
05/31/12	0.750%	$56,000,000	$56,271,040
07/31/12	0.625%	40,000,000	40,164,000
06/15/13	1.125%	6,500,000	6,584,045
09/30/13	3.125%	5,035,000	5,326,084
05/31/15	2.125%	1,500,000	1,550,625
07/31/15	1.750%	60,000	61,017
01/31/16	2.000%	14,000,000	14,272,342
04/30/16	2.625%	1,074,000	1,122,246

Total U.S. Treasury Obligations
(Cost: $124,214,254)			$125,351,399

U.S. Government & Agency Obligations 29.0%

Federal Farm Credit Bank(a)
08/22/13	0.206%	$22,000,000	$22,001,386
04/21/14	0.175%	12,000,000	11,982,144
Federal Home Loan Banks
12/28/11	1.000%	10,935,000	10,980,247
06/21/13	1.875%	22,400,000	23,001,507
Federal Home Loan Mortgage Corp.
11/30/12	0.375%	3,103,000	3,102,389
06/13/18	4.875%	865,000	983,337
Federal Home Loan Mortgage Corp.(a)
01/24/13	0.250%	12,000,000	11,998,094
Federal Home Loan Mortgage Corp.(a)(g)
01/10/13	0.270%	23,000,000	22,999,999
Federal Home Loan Mortgage Corp.(g)
10/28/13	0.875%	69,450,000	69,769,817
Federal National Mortgage Association
11/23/11	1.000%	13,275,000	13,323,148
09/17/13	1.125%	4,220,000	4,267,640
09/30/13	1.125%	6,000,000	6,066,630
Federal National Mortgage Association(a)
02/01/13	0.400%	12,000,000	12,018,588
03/04/14	0.215%	23,000,000	22,999,889
Federal National Mortgage Association(g)
09/24/12	0.625%	34,000,000	34,130,050
10/26/15	1.625%	86,149,000	85,777,267
Private Export Funding Corp. U.S. Government Guaranty
10/15/14	3.050%	4,150,000	4,398,323

Total U.S. Government & Agency Obligations
(Cost: $358,508,231)			$359,800,455

Treasury Bill 1.2%

Federal National Mortgage Association Discount Notes
07/11/11	0.030%	$15,000,000	$14,999,865

Total Treasury Bill
(Cost: $14,999,500)			$14,999,865

	Shares	Value

Money Market Fund 4.2%

Columbia Short-Term Cash Fund, 0.166%(h)(i)	52,042,191	$52,042,191

Total Money Market Fund
(Cost: $52,042,191)		$52,042,191

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 9.0%

Asset-Backed Commercial Paper (1.6%)
Antalis US Funding Corp.
08/23/11	0.275%	$4,996,486	$4,996,486
Cancara Asset Securitisation LLC
07/19/11	0.250%	9,993,820	9,993,820
Royal Park Investments Funding Corp.
09/16/11	0.410%	4,994,818	4,994,818

Total			19,985,124

Certificates of Deposit (3.3%)
Commerzbank AG
07/20/11	0.220%	6,000,000	6,000,000
DZ Bank AG
07/12/11	0.200%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an intregal part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
KBC Bank NV
07/05/11	0.300%	$5,000,000	$5,000,000
Lloyds Bank PLC
10/03/11	0.260%	4,000,000	4,000,000
Natixis
09/07/11	0.544%	7,000,000	7,000,000
Societe Generale
09/23/11	0.411%	10,000,000	10,000,000
United Overseas Bank Ltd.
08/26/11	0.300%	3,000,000	3,000,000

Total			40,000,000

Commercial Paper (0.4%)
Danske Corp.
08/02/11	0.220%	1,999,303	1,999,303
PB Capital Corp.
08/12/11	0.491%	2,996,407	2,996,407

Total			4,995,710

Money Market Fund (2.8%)
JPMorgan Prime Money Market Fund, 0.010%(h)		35,000,000	$35,000,000

Repurchase Agreements (0.9%)
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $2,000,002(j)	0.040%	2,000,000	2,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase prices $5,000,014(j)	0.100%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase prices $4,458,526(j)	0.080%	4,458,516	4,458,516

Total			11,458,516

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $111,439,350)			$111,439,350

Total Investments
(Cost: $1,348,353,926)			$1,358,917,139
Other Assets & Liabilities, Net			(119,780,474)

Net Assets			$1,239,136,665

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
U.S. Treasury Note, 2-year	(461)	$(101,117,469)	Oct. 2011	$—	$(159,437)
U.S. Treasury Note, 5-year	(426)	(50,777,202)	Oct. 2011	40,198	—

Total				$40,198	$(159,437)

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $43,318,266 or 3.50% of net assets.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	At June 30, 2011, investments in securities included securities valued at $1,087,666 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $1,579, which represents less than 0.01% of net assets.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	At June 30, 2011, security was partially or fully on loan.

(h)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(i)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$16,164,218	$401,487,724	$(365,609,751)	$—	$52,042,191	$56,237	$52,042,191

The accompanying Notes to Financial Statements are an intregal part of this statement.

10  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.040%)
Security description	Value
Fannie Mae Pool	$1,898,888
Freddie Mac Non Gold Pool	141,112

Total Market Value of Collateral Securities	$2,040,000

Nomura Securities (0.100%)
Security description	Value
Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$4,547,707

Total Market Value of Collateral Securities	$4,547,707

(k)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2011.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
IO	Interest Only

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.

The accompanying Notes to Financial Statements are an intregal part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an intregal part of this statement.

12  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$26,353,437	$—	$26,353,437
Residential Mortgage-Backed Securities — Agency	—	409,311,566	—	409,311,566
Residential Mortgage-Backed Securities — Non-Agency	—	25,854,500	1,579	25,856,079
Commercial Mortgage-Backed Securities — Agency	—	192,818,769	—	192,818,769
Commercial Mortgage-Backed Securities — Non-Agency	—	7,833,454	—	7,833,454
Asset-Backed Securities — Agency	—	171,372	—	171,372
Asset-Backed Securities — Non-Agency	—	20,537,845	—	20,537,845
Inflation-Indexed Bonds	—	12,401,357	—	12,401,357
U.S. Treasury Obligations	125,351,399	—	—	125,351,399
U.S. Government & Agency Obligations	—	359,800,455	—	359,800,455
Treasury Bill	—	14,999,865	—	14,999,865

Total Bonds	125,351,399	1,070,082,620	1,579	1,195,435,598

Other
Affiliated Money Market Fund(c)	52,042,191	—	—	52,042,191
Investments of Cash Collateral Received for Securities on Loan	35,000,000	76,439,350	—	111,439,350

Total Other	87,042,191	76,439,350	—	163,481,541

Investments in Securities	212,393,590	1,146,521,970	1,579	1,358,917,139
Derivatives(d)
Assets
Futures Contracts	40,198	—	—	40,198
Liabilities
Futures Contracts	(159,437)	—	—	(159,437)

Total	$212,274,351	$1,146,521,970	$1,579	$1,358,797,900

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain Residential Mortgage-Backed Securities — Non-Agency classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an intregal part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Asset-Backed
	Securities –	Securities –
	Non-Agency	Non-Agency	Total
Balance as of December 31, 2010	$16,274,917	$645,021	$16,919,938
Accrued discounts/premiums	12	119	131
Realized gain (loss)	—	841	841
Change in unrealized appreciation (depreciation)*	(7,764)	(7,065)	(14,829)
Sales	(158)	(638,916)	(639,074)
Purchases	9,489	—	9,489
Transfers into Level 3	—	—	—
Transfers out of Level 3	(16,274,917)	—	(16,274,917)

Balance as of June 30, 2011	$1,579	$—	$1,579

Financial assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $(7,764), which is comprised of Residential Mortgage-Backed Securities — Non-Agency.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an intregal part of this statement.

14  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,184,872,385)	$1,195,435,598
Affiliated issuers (identified cost $52,042,191)	52,042,191
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $99,980,834)	99,980,834
Repurchase agreements (identified cost $11,458,516)	11,458,516

Total investments (identified cost $1,348,353,926)	1,358,917,139
Receivable for:
Capital shares sold	12,219
Investments sold	139,245
Dividends	7,029
Interest	2,822,505
Variation margin on futures contracts	137,003

Total assets	1,362,035,140

Liabilities
Disbursements in excess of cash	22,380
Due upon return of securities on loan	111,439,350
Payable for:
Investments purchased on a delayed delivery basis	10,173,359
Capital shares purchased	587,733
Investment management fees	366,157
Distribution fees	44,711
Transfer agent fees	61,188
Administration fees	67,355
Other expenses	136,242

Total liabilities	122,898,475

Net assets applicable to outstanding capital stock	$1,239,136,665

Represented by
Paid-in capital	$1,241,693,864
Undistributed net investment income	5,359,006
Accumulated net realized loss	(18,360,179)
Unrealized appreciation (depreciation) on:
Investments	10,563,213
Futures contracts	(119,239)

Total — representing net assets applicable to outstanding capital stock	$1,239,136,665

*Value of securities on loan	$109,122,770

Net assets applicable to outstanding shares
Class 1	$843,410,192
Class 2	$36,867,332
Class 3	$358,859,141
Shares outstanding
Class 1	81,291,052
Class 2	3,559,763
Class 3	34,584,781
Net asset value per share
Class 1	$10.38
Class 2	$10.36
Class 3	$10.38

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  15

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Interest	$9,276,343
Dividends from affiliates	56,237
Income from securities lending — net	170,769

Total income	9,503,349

Expenses:
Investment management fees	2,554,900
Distribution fees
Class 2	17,404
Class 3	237,549
Transfer agent fees
Class 1	234,530
Class 2	4,177
Class 3	114,019
Administration fees	389,922
Compensation of board members	11,781
Custodian fees	21,670
Printing and postage fees	47,648
Professional fees	20,060
Other	51,074

Total expenses	3,704,734

Net investment income	5,798,615

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,580,683)
Futures contracts	641,786

Net realized loss	(938,897)
Net change in unrealized appreciation (depreciation) on:
Investments	8,620,950
Futures contracts	(1,736,569)

Net change in unrealized appreciation	6,884,381

Net realized and unrealized gain	5,945,484

Net increase in net assets resulting from operations	$11,744,099

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)
	(Unaudited)
Operations
Net investment income	$5,798,615	$9,538,621
Net realized gain (loss)	(938,897)	12,620,459
Net change in unrealized appreciation	6,884,381	416,645

Net increase in net assets resulting from operations	11,744,099	22,575,725

Distributions to shareholders from:
Net investment income
Class 1	(8,156,222)	(6,442,258)
Class 2	(35,997)	(50)
Class 3	(3,356,740)	(4,442,866)

Total distributions to shareholders	(11,548,959)	(10,885,174)

Increase in net assets from share transactions	85,407,973	622,635,055

Total increase in net assets	85,603,113	634,325,606
Net assets at beginning of period	1,153,533,552	519,207,946

Net assets at end of period	$1,239,136,665	$1,153,533,552

Undistributed net investment income	$5,359,006	$11,202,328

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	7,875,626	81,680,612	70,367,028	728,726,385
Fund merger	2,691,525	27,791,439	—	—
Distributions reinvested	776,756	8,016,127	626,070	6,442,258
Redemptions	(755,498)	(7,831,692)	(290,455)	(3,006,262)

Net increase	10,588,409	109,656,486	70,702,643	732,162,381

Class 2 shares
Subscriptions	230,906	2,392,365	265,779	2,756,242
Fund merger	3,439,200	35,509,438	—	—
Distributions reinvested	2,245	23,144	5	50
Redemptions	(304,154)	(3,147,883)	(74,218)	(770,535)

Net increase	3,368,197	34,777,064	191,566	1,985,757

Class 3 Shares
Subscriptions	542,060	5,630,796	5,167,177	53,221,150
Distributions reinvested	319,012	3,295,389	431,765	4,442,866
Redemptions	(6,552,409)	(67,951,762)	(16,380,340)	(169,177,099)

Net decrease	(5,691,337)	(59,025,577)	(10,781,398)	(111,513,083)

Total net increase	8,265,269	85,407,973	60,112,811	622,635,055

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  17

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended June 30,		Year ended
	2011		Dec. 31,
	(Unaudited)		2010(a)
Class 1
Per share data
Net asset value, beginning of period	$10.38		$10.30

Income from investment operations:
Net investment income	0.05		0.07
Net realized and unrealized gain on investments	0.06		0.12

Total from investment operations	0.11		0.19

Less distributions to shareholders from:
Net investment income	(0.11)		(0.11)

Total distributions to shareholders	(0.11)		(0.11)

Net asset value, end of period	$10.38		$10.38

Total return	1.02%		1.83%

Ratios to average net assets(b)
Total expenses	0.58%	(c)	0.63%	(c)

Net investment income	1.04%	(c)	1.09%	(c)

Supplemental data
Net assets, end of period (in thousands)	$843,410		$733,781

Portfolio turnover(d)	51%		323%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.36		$10.30

Income from investment operations:
Net investment income	0.05		0.05
Net realized and unrealized gain on investments	0.04		0.11

Total from investment operations	0.09		0.16

Less distributions to shareholders from:
Net investment income	(0.09)		(0.10)

Total distributions to shareholders	(0.09)		(0.10)

Net asset value, end of period	$10.36		$10.36

Total return	0.92%		1.59%

Ratios to average net assets(b)
Total expenses	0.76%	(c)	0.89%	(c)

Net investment income	0.98%	(c)	0.75%	(c)

Supplemental data
Net assets, end of period (in thousands)	$36,867		$1,985

Portfolio turnover(d)	51%		323%

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

	Six months								Year ended
	ended June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009	2008	2007	2006(e)		2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$10.37		$10.17	$9.95	$10.23	$10.13	$10.11		$10.21

Income from investment operations:

Net investment income	0.05		0.12	0.21	0.32	0.42	0.13		0.36
Net realized and unrealized gain (loss) on investments	0.05		0.18	0.33	(0.58)	0.10	0.02		(0.10)

Total from investment operations	0.10		0.30	0.54	(0.26)	0.52	0.15		0.26

Less distributions to shareholders from:
Net investment income	(0.09)		(0.10)	(0.32)	(0.02)	(0.42)	(0.13)		(0.36)

Total distributions to shareholders	(0.09)		(0.10)	(0.32)	(0.02)	(0.42)	(0.13)		(0.36)

Net asset value, end of period	$10.38		$10.37	$10.17	$9.95	$10.23	$10.13		$10.11

Total return	0.99%		3.00%	5.53%	(2.64% )	5.33%	1.55%		2.61%

Ratios to average net assets(b)

Total expenses	0.71%	(c)	0.76%	0.76%	0.79%	0.79%	0.77%	(c)	0.82%

Net investment income	0.89%	(c)	1.15%	2.12%	3.19%	4.17%	3.97%	(c)	3.55%

Supplemental data

Net assets, end of period (in thousands)	$358,859		$417,768	$519,208	$503,080	$483,070	$457,014		$462,923

Portfolio turnover(d)	51%		323%	428%	314%	213%	58%		236%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 40% for the six months ended June 30, 2011 and 203%, 350% and 190% for the years ended December 31, 2010, 2009 and 2008, respectively.
(e)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1.	Organization

Columbia Variable Portfolio – Short Duration U.S. Government Fund (the Fund), formerly known as RiverSource Variable Portfolio – Short Duration U.S. Government Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2, and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and Mortgaged backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under

20  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at June 30, 2011

	Asset derivatives			Liability derivatives
	Statement of Assets			Statement of Assets
Risk Exposure Category	and Liabilities Location	Fair Value		and Liabilities Location	Fair Value
Interest rate contracts	Net assets – unrealized appreciation on futures contracts	$40,198	*	Net assets – unrealized depreciation on futures contracts	$159,437*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Future
Risk Exposure Category	Contracts
Interest rate contracts	$641,786

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Future
Risk Exposure Category	Contracts
Interest rate contracts	$(1,736,569)

Volume of Derivative Instruments for the Six Months Ended June 30, 2011
Contracts
Opened
Futures Contracts	2,020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities and Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

22  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded on the ex-dividend date.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  23

Notes to Financial Statements (continued)

securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.360% to 0.240% as the Fund’s net assets increase. Prior to April 30, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.48% to 0.25% as the Fund’s net assets increased. The management fee for the six months ended June 30, 2011 was 0.43% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.07% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee for the Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Note 4.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At June 30, 2011, the cost of investments for federal income tax purposes was approximately $1,348,354,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,551,000
Unrealized depreciation	(988,000)

Net unrealized appreciation	$10,563,000

The following capital loss carryforward, determined as of December 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$10,526,633

24  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010 post-October losses of $2,634,600 attributed to security transactions were deferred to January 1, 2011.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5.	Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $600,366,176 and $598,861,574, respectively, for the six months ended June 30, 2011.

Transactions to realign the Fund’s portfolio following the merger as described in Note 10 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $96,209,773 and $75,973,892, respectively.

Note 6.	Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $109,122,770 were on loan, secured by cash collateral of $111,439,350 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7.	Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  25

Notes to Financial Statements (continued)

Note 8.	Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class 3 shares.

At June 30, 2011, the Investment Manager and/or affiliates owned approximately 95% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9.	Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended June 30, 2011.

Note 10.	Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Federal Securities Fund, Variable Series (the acquired fund). The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,167,471,514 and the combined net assets immediately after the acquisition were $1,230,772,391.

The merger was accomplished by a tax-free exchange of 6,515,300 shares of the acquired fund valued at $63,300,877 (including $987,419 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	2,691,525
Class 2	3,439,200

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net loss on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended June 30, 2011, would have been approximately $6.6 million, $(0.9) million, $7.1 million and $12.8 million, respectively.

26  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

Note 11.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT  27

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1: To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for the election of trustees.

Proposal 2: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,128,803,862.074	11,333,319.348	11,883,409.332	0.000

28  COLUMBIA VP – SHORT DURATION U.S. GOVERNMENT FUND — 2011 SEMIANNUAL REPORT

Columbia VP – Short Duration U.S. Government Fund
(formerly known as RiverSource VP – Short Duration U.S. Government Fund)
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6491 A (8/11)

Semiannual Report

Columbia
Variable Portfolio — Core Equity Fund

Semiannual Report for the Period Ended
June 30, 2011

Columbia Variable Portfolio — Core Equity Fund seeks to provide shareholders with long-term growth of capital.

This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expense Example	5

Portfolio of Investments	7

Statement of Assets and Liabilities	15

Statement of Operations	16

Statement of Changes in Net Assets	17

Financial Highlights	18

Notes to Financial Statements	19

Proxy Voting	31

Results of Meeting of Shareholders	31

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Variable Portfolio (VP) — Core Equity Fund (the Fund) returned 9.28% for the six-months ended June 30, 2011.

>	The Fund outperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500 Index), which returned 6.02% during the same time frame.

>	The Fund also outperformed its peer group, the Lipper Large-Cap Core Funds Index, which returned 5.34% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	9/10/04
Columbia VP – Core Equity Fund	+9.28%	+34.62%	+2.56%	+1.73%	+3.50%

S&P 500 Index(1) (unmanaged)	+6.02%	+30.69%	+3.34%	+2.94%	+4.52%

Lipper Large-Cap Core Funds Index(2)	+5.34%	+28.64%	+2.41%	+2.54%	+4.17%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

(2)	The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	10.2%

Consumer Staples	10.3

Energy	12.5

Financials	14.9

Health Care	12.0

Industrials	10.9

Information Technology	17.4

Materials	3.6

Telecommunication Services	3.3

Utilities	3.4

Other(2)	1.5

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Apple, Inc.	4.3%

Chevron Corp.	3.6

Microsoft Corp.	3.5

JPMorgan Chase & Co.	3.0

IBM Corp.	2.9

Philip Morris International, Inc.	2.9

Wal-Mart Stores, Inc.	2.6

General Electric Co.	2.5

UnitedHealth Group, Inc.	2.5

Pfizer, Inc.	2.5

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

4  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Fund Expense Example
(Unaudited)

You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. The variable account’s purchase price will be the next NAV calculated after the request is received by the authorized insurance company.

As a contract owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the variable account or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts. In addition, if the expenses that apply to the variable account or the contract were included, your costs would have been higher.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  5

Fund Expense Example (continued)

	Beginning	Ending	Expenses
	Account value	Account value	Paid During	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	Expense Ratio
Actual(b)	$1,000	$1,092.80	$2.08	.40%

Hypothetical (5% return before expenses)	$1,000	$1,022.81	$2.01	.40%

(a)	Expenses are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return of +9.28% for the six months ended June 30, 2011.

6  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%

CONSUMER DISCRETIONARY 10.2%

Diversified Consumer Services 1.0%
Apollo Group, Inc., Class A(a)	25,900	$1,131,312
H&R Block, Inc.(b)	47,500	761,900

Total		1,893,212

Internet & Catalog Retail 0.2%
priceline.com, Inc.(a)	700	358,351

Media 3.6%
Comcast Corp., Class A	116,200	2,944,508
DIRECTV, Class A(a)(b)	74,100	3,765,762
Time Warner Cable, Inc.(b)	2,400	187,296

Total		6,897,566

Specialty Retail 5.4%
Advance Auto Parts, Inc.	8,141	476,167
AutoZone, Inc.(a)(b)	11,050	3,258,093
GameStop Corp., Class A(a)	19,200	512,064
Gap, Inc. (The)(b)	16,998	307,664
Limited Brands, Inc.(b)	100,884	3,878,990
Ross Stores, Inc.(b)	20,344	1,629,961
TJX Companies, Inc.	6,700	351,951

Total		10,414,890

TOTAL CONSUMER DISCRECTIONARY		19,564,019

CONSUMER STAPLES 10.3%

Beverages 0.1%
Coca-Cola Enterprises, Inc.	6,800	198,424

Food & Staples Retailing 3.8%
Kroger Co. (The)	40,266	998,597
Wal-Mart Stores, Inc.	94,101	5,000,527
Walgreen Co.	30,406	1,291,039

Total		7,290,163

Food Products 1.4%
Hershey Co. (The)	40,600	2,308,110
Hormel Foods Corp.(b)	14,600	435,226

Total		2,743,336

Household Products 0.5%
Kimberly-Clark Corp.(b)	14,892	991,211

Personal Products 0.5%
Herbalife Ltd.(c)	16,012	922,932

Tobacco 4.0%
Altria Group, Inc.	33,559	886,293
Lorillard, Inc.(b)	12,300	1,339,101
Philip Morris International, Inc.	81,800	5,461,786

Total		7,687,180

TOTAL CONSUMER STAPLES		19,833,246

ENERGY 12.5%

Energy Equipment & Services 1.9%
Diamond Offshore Drilling, Inc.(b)	2,600	183,066
National Oilwell Varco, Inc.	45,583	3,565,047

Total		3,748,113

Oil, Gas & Consumable Fuels 10.6%
Apache Corp.	31,479	3,884,194
Chevron Corp.(d)	66,806	6,870,329
ConocoPhillips	41,953	3,154,446
Devon Energy Corp.	8,800	693,528
Exxon Mobil Corp.	42,309	3,443,106
Marathon Oil Corp.	17,097	900,670
Tesoro Corp.(a)	43,186	989,391
Valero Energy Corp.	14,231	363,887

Total		20,299,551

TOTAL ENERGY		24,047,664

FINANCIALS 14.9%

Capital Markets 2.5%
Franklin Resources, Inc.	27,500	3,610,475
Goldman Sachs Group, Inc. (The)	8,500	1,131,265
T Rowe Price Group, Inc.	1,300	78,442

Total		4,820,182

Commercial Banks 0.7%
KeyCorp	151,000	1,257,830

Consumer Finance 3.1%
Capital One Financial Corp.(b)	43,662	2,256,016
Discover Financial Services(b)	139,042	3,719,373

Total		5,975,389

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (cont.)
Diversified Financial Services 3.8%
Citigroup, Inc.	26,905	$1,120,324
JPMorgan Chase & Co.	138,200	5,657,908
Moody’s Corp.(b)	14,700	563,745

Total		7,341,977

Insurance 3.6%
Aflac, Inc.	21,997	1,026,820
Hartford Financial Services Group, Inc.	92,862	2,448,771
Lincoln National Corp.(b)	32,974	939,429
Prudential Financial, Inc.	21,500	1,367,185
Reinsurance Group of America, Inc.(b)	18,916	1,151,228

Total		6,933,433

Real Estate Investment Trusts (REITs) 1.2%
Public Storage	5,700	649,857
Simon Property Group, Inc.(b)	13,171	1,530,866

Total		2,180,723

TOTAL FINANCIALS		28,509,534

HEALTH CARE 12.0%

Biotechnology 3.0%
Biogen Idec, Inc.(a)	20,021	2,140,645
Gilead Sciences, Inc.(a)	84,700	3,507,427

Total		5,648,072

Health Care Equipment & Supplies 0.3%
Baxter International, Inc.	10,429	622,507

Health Care Providers & Services 2.6%
Medco Health Solutions, Inc.(a)	4,600	259,992
UnitedHealth Group, Inc.	92,182	4,754,748

Total		5,014,740

Pharmaceuticals 6.1%
Eli Lilly & Co.	98,589	3,700,045
Johnson & Johnson	51,815	3,446,734
Pfizer, Inc.	224,829	4,631,477

Total		11,778,256

TOTAL HEALTH CARE		23,063,575

INDUSTRIALS 10.9%

Aerospace & Defense 3.8%
General Dynamics Corp.	12,988	967,866
Lockheed Martin Corp.	11,382	921,601
Northrop Grumman Corp.(b)	10,300	714,305
Raytheon Co.	56,370	2,810,044
United Technologies Corp.	20,716	1,833,573

Total		7,247,389

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	21,274	1,551,513

Commercial Services & Supplies 1.2%
Pitney Bowes, Inc.(b)	24,552	564,450
RR Donnelley & Sons Co.(b)	88,083	1,727,308

Total		2,291,758

Construction & Engineering 0.5%
KBR, Inc.	25,949	978,018

Electrical Equipment 0.7%
Emerson Electric Co.	21,745	1,223,156

Industrial Conglomerates 2.5%
General Electric Co.	253,978	4,790,025

Machinery 0.2%
Joy Global, Inc.	4,143	394,579

Professional Services 1.2%
Dun & Bradstreet Corp.	30,874	2,332,222

TOTAL INDUSTRIALS		20,808,660

INFORMATION TECHNOLOGY 17.4%

Computers & Peripherals 6.3%
Apple, Inc.(a)	24,468	8,213,174
Dell, Inc.(a)	25,000	416,750
Lexmark International, Inc., Class A(a)(b)	22,600	661,276
SanDisk Corp.(a)	36,854	1,529,441
Western Digital Corp.(a)	32,400	1,178,712

Total		11,999,353

IT Services 2.9%
IBM Corp.	32,257	5,533,688

Semiconductors & Semiconductor Equipment 4.8%
Intel Corp.	172,700	3,827,032
Micron Technology, Inc.(a)	78,625	588,115
Teradyne, Inc.(a)(b)	58,800	870,240
Texas Instruments, Inc.	121,900	4,001,977

Total		9,287,364

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (cont.)
Software 3.4%
Microsoft Corp.	254,186	$6,608,836

TOTAL INFORMATION TECHNOLOGY		33,429,241

MATERIALS 3.6%

Chemicals 2.1%
Air Products & Chemicals, Inc.	4,163	397,900
CF Industries Holdings, Inc.	7,808	1,106,159
Eastman Chemical Co.(b)	20,118	2,053,444
PPG Industries, Inc.	4,436	402,744

Total		3,960,247

Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc.	56,192	2,972,557

TOTAL MATERIALS		6,932,804

TELECOMMUNICATION SERVICES 3.3%

Diversified Telecommunication Services 3.3%
AT&T, Inc.	62,991	1,978,547
Verizon Communications, Inc.	115,656	4,305,873

Total		6,284,420

TOTAL TELECOMMUNICATION SERVICES		6,284,420

UTILITIES 3.4%

Electric Utilities 1.7%
Exelon Corp.(b)	75,117	3,218,012

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)(a)	45,597	580,906

Multi-Utilities 1.4%
Public Service Enterprise Group, Inc.	80,900	2,640,576

TOTAL UTILITIES		6,439,494

Total Common Stocks
(Cost: $158,323,923)		$188,912,657

	Shares	Value

Money Market Fund 1.5%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	2,838,624	$2,838,624

Total Money Market Fund
(Cost: $2,838,624)		$2,838,624

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.9%

Money Market Fund 1.0%
JPMorgan Prime Money Market Fund, 0.010%(e)		2,000,000	$2,000,000

Repurchase Agreements 7.9%
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $5,000,014(g)
07/01/11	0.100%	5,000,000	5,000,000
Royal Bank of Canada dated 06/30/11, matures 07/01/11, repurchase price $10,093,510(g)
07/01/11	0.050%	10,093,496	10,093,496

Total			15,093,496

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $17,093,496)			$17,093,496

Total Investments
(Cost: $178,256,043)			$208,844,777
Other Assets & Liabilities, Net			(17,151,387)

Net Assets			$191,693,390

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	9	$2,959,875	Sept. 2011	$72,419	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 0.48% of net assets.

(d)	At June 30, 2011, investments in securities included securities valued at $257,143 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(f)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$917,545	$11,942,079	$(10,021,000)	$—	$2,838,624	$2,514	$2,838,624

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)
Security Description	Value
Fannie Mae Interest Strip	$53,170
Fannie Mae Pool	1,990,066
Fannie Mae Principal Strip	148,588
Fannie Mae REMICS	117,596
Federal Home Loan Banks	44,317
Federal National Mortgage Association	136,190
Freddie Mac Non Gold Pool	937,411
Freddie Mac REMICS	597,172
Ginnie Mae II Pool	344,833
Government National Mortgage Association	84,370
United States Treasury Note/Bond	646,287

Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Royal Bank of Canada (0.050%)
Security Description	Value
Fannie Mae Pool	$5,883,538
Federal Home Loan Mortgage Corp	243
Freddie Mac Gold Pool	1,239,279
Freddie Mac Non Gold Pool	35,175
Freddie Mac REMICS	3,111,723
Ginnie Mae II Pool	25,408

Total Market Value of Collateral Securities	$10,295,366

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets(b)	Inputs	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$19,564,019	$—	$—	$19,564,019
Consumer Staples	19,833,246	—	—	19,833,246
Energy	24,047,664	—	—	24,047,664
Financials	28,509,534	—	—	28,509,534
Health Care	23,063,575	—	—	23,063,575
Industrials	20,808,660	—	—	20,808,660
Information Technology	33,429,241	—	—	33,429,241
Materials	6,932,804	—	—	6,932,804
Telecommunication Services	6,284,420	—	—	6,284,420
Utilities	6,439,494	—	—	6,439,494

Total Equity Securities	188,912,657	—	—	188,912,657

Other
Affiliated Money Market Fund(c)	2,838,624	—	—	2,838,624
Investments of Cash Collateral Received for Securities on Loan	2,000,000	15,093,496	—	17,093,496

Total Other	4,838,624	15,093,496	—	19,932,120

Investments in Securities	193,751,281	15,093,496	—	208,844,777
Derivatives(d)
Assets
Futures Contracts	72,419	—	—	72,419

Total	$193,823,700	$15,093,496	$—	$208,917,196

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $158,323,923)	$188,912,657
Affiliated issuers (identified cost $2,838,624)	2,838,624
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $2,000,000)	2,000,000
Repurchase agreements (identified cost $15,093,496)	15,093,496

Total investments (identified cost $178,256,043)	208,844,777
Receivable for:
Dividends	261,207
Interest	1,015
Reclaims	3,424
Variation margin on futures contracts	25,200
Expense reimbursement due from Investment Manager	17,194

Total assets	209,152,817

Liabilities
Due upon return of securities on loan	17,093,496
Payable for:
Capital shares purchased	254,896
Investment management fees	61,432
Other expenses	49,603

Total liabilities	17,459,427

Net assets applicable to outstanding capital stock	$191,693,390

Shares outstanding	22,941,183

*Value of securities on loan	$16,821,483

Net Assets	$191,693,390
Shares outstanding	22,941,183
Net asset value per share	$8.36

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  15

Statement of Operations
Six months ended June 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$2,091,643
Dividends from affiliates	2,514
Income from securities lending — net	5,131

Total income	2,099,288

Expenses:
Investment management fees	380,593
Compensation of board members	2,432
Custodian fees	22,480
Printing and postage fees	9,786
Professional fees	14,333

Total expenses	429,624
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(53,512)

Total net expenses	376,112

Net investment income	1,723,176

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	8,959,830
Foreign currency transactions	31
Futures contracts	51,727

Net realized gain	9,011,588
Net change in unrealized appreciation (depreciation) on:
Investments	6,099,619
Foreign currency translations	304
Futures contracts	50,571

Net change in unrealized appreciation	6,150,494

Net realized and unrealized gain	15,162,082

Net increase in net assets resulting from operations	$16,885,258

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011	December 31, 2010
	(Unaudited)
Operations
Net investment income	$1,723,176	$4,419,990
Net realized gain	9,011,588	16,114,016
Net change in unrealized appreciation	6,150,494	7,424,601

Net increase in net assets resulting from operations	16,885,258	27,958,607

Decrease in net assets from share transactions	(11,514,094)	(28,472,782)

Total increase (decrease) in net assets	5,371,164	(514,175)
Net assets at beginning of period	186,322,226	186,836,401

Net assets at end of period	$191,693,390	$186,322,226

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	72,143	580,657	51,708	340,739
Redemptions	(1,488,344)	(12,094,751)	(4,210,511)	(28,813,521)

Total decrease	(1,416,201)	(11,514,094)	(4,158,803)	(28,472,782)

Total net decrease	(1,416,201)	(11,514,094)	(4,158,803)	(28,472,782)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  17

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of expenses that apply to the variable accounts or annuity charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended June 30,		Year ended Dec 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Per share data
Net asset value, beginning of period	$7.65		$6.55	$5.27	$10.30	$10.97	$11.14

Income from investment operations
Net investment income (loss)	0.07		0.17	0.12	0.17	0.19	0.17
Net realized and unrealized gain (loss) on investments	0.64		0.93	1.16	(4.01)	0.15	1.41

Total from investment operations	0.71		1.10	1.28	(3.84)	0.34	1.58

Less distributions to shareholders from:
Net investment income	—		—	—	(0.02)	(0.17)	(0.17)
Net realized gains	—		—	—	(1.17)	(0.84)	(1.58)

Total distribution to shareholders	—		—	—	(1.19)	(1.01)	(1.75)

Net asset value, end of period	$8.36		$7.65	$6.55	$5.27	$10.30	$10.97

Total return	9.28%		16.76%	24.40%	(41.62% )	3.32%	15.79%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.46%	(b)	0.45%	0.44%	0.48%	0.48%	0.45%

Net expenses after fees waived or expenses reimbursed(c)	0.40%	(b)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	1.81%	(b)	2.44%	2.25%	2.07%	1.68%	1.63%

Supplemental data
Net assets, end of period (in thousands)	$191,693		$186,322	$186,836	$174,866	$365,162	$432,417

Portfolio turnover	25%		109%	76%	103%	65%	73%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality,

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements (continued)

coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities

20  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

(such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement),

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

22  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Fair Values of Derivative Instruments at June 30, 2011

Asset Derivatives
Statement of Assets
and Liabilities
Risk Exposure Category	Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$72,419*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Equity contracts	$51,727

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Equity contracts	$50,571

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Futures Contracts	50

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  23

Notes to Financial Statements (continued)

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

24  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee rate that is equal 0.40% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  25

Notes to Financial Statements (continued)

from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $47,946,380 and $58,241,220, respectively, for the six months ended June 30, 2011.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $16,821,483 were on loan, secured by cash collateral of $17,093,496 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the

26  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2011, RiverSource Life Insurance Company owned 100% of the Fund’s shares.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  27

Notes to Financial Statements (continued)

borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2011.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of

28  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)

legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1: To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02.	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03.	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04.	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05.	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06.	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07.	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08.	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09.	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10.	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11.	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12.	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13.	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14.	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15.	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16.	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for the election of trustees.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT  31

Results of Meeting of Shareholders (continued)

Proposal 2: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
164,729,597.621	13,032,435.334	8,122,858.344	0.000

32  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 SEMIANNUAL REPORT

Columbia Variable Portfolio – Core Equity Fund
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. This Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6350 J (8/11)

Semiannual Report

Columbia Variable Portfolio – Seligman Global Technology Fund
(formerly known as Seligman Global Technology Portfolio)

Semiannual Report for the Period Ended
June 30, 2011

Columbia Variable Portfolio – Seligman Global Technology Fund seeks long-term capital appreciation.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3
Fund Expense Example	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Proxy Voting	25
Results of Meeting of Shareholders	25

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Variable Portfolio (VP) – Seligman Global Technology Fund (the Fund) Class 1 shares increased 2.85% for the six months ended June 30, 2011.

>	The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) World IT Index, which rose 1.07% during the same six-month period.

>	The Fund underperformed the broad global equity market, as measured by the MSCI World Index, which advanced 5.62% for the six-month period.

>	The Fund underperformed its peer group, as represented by the Lipper Global Science & Technology Funds Index, which increased 4.27% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia VP – Seligman Global Technology Fund Class 1	+2.85%	+29.20%	+8.18%	+9.08%	+3.85%

Class 2	+2.66%	+28.80%	+7.86%	+8.82%	+3.65%

MSCI World IT Index(1) (unmanaged)	+1.07%	+24.15%	+3.16%	+4.86%	+0.71%

MSCI World Index(2) (unmanaged)	+5.62%	+31.19%	+1.04%	+2.85%	+4.52%

Lipper Global Science & Technology Funds Index(3) (unmanaged)	+4.27%	+36.65%	+11.15%	+8.69%	+2.84%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The MSCI World IT Index is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity markets. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed equity performance. The index reflects reinvestment of all distributions and changes in market prices.
(3)	The Lipper Global Science & Technology Funds Index includes the 10 largest global science and technology funds tracked by Lipper Inc. The Lipper Index’s returns include net reinvested dividends.

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	0.6%

Health Care	3.4

Industrials	1.7

Information Technology	86.9

Materials	0.7

Other(2)	6.7

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Symantec Corp.	5.4%

Amdocs Ltd.	4.8

Synopsys, Inc.	4.6

BMC Software, Inc.	4.3

Apple, Inc.	3.9

Parametric Technology Corp.	3.7

Nuance Communications, Inc.	3.5

KLA-Tencor Corp.	3.3

Hewlett-Packard Co.	3.2

QUALCOMM, Inc.	3.2

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Fund Expense Example
(Unaudited)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund or by participating in a qualified pension or retirement plan. Your purchase price will be the next NAV calculated after your request is received by the Fund, an authorized insurance company or qualified pension or retirement plan.

As a contract/policy owner investing in the Fund, you incur, depending on the share class, ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts, life insurance policies and/or pension or retirement plans. In addition to the ongoing expense which the Fund bears directly, the Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,028.50	$4.98	.99%

Hypothetical (5% return before expenses)	$1,000	$1,019.89	$4.96	.99%

Class 2

Actual(b)	$1,000	$1,026.60	$6.23	1.24%

Hypothetical (5% return before expenses)	$1,000	$1,018.65	$6.21	1.24%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +2.85% for Class 1 and +2.66% for Class 2.

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (93.5%)

CONSUMER DISCRETIONARY (0.6%)

Internet & Catalog Retail 0.6%
Amazon.com, Inc.(a)	2,200	$449,878

TOTAL CONSUMER DISCRECTIONARY		449,878

HEALTH CARE (3.4%)

Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	6,600	393,954
Olympus Corp.(b)	29,400	992,017
Sirona Dental Systems, Inc.(a)	7,600	403,560

Total		1,789,531

Life Sciences Tools & Services (1.2%)
Thermo Fisher Scientific, Inc.(a)	14,800	952,972

TOTAL HEALTH CARE		2,742,503

INDUSTRIALS (1.8%)

Electrical Equipment (1.8%)
Nidec Corp.(b)(c)	15,100	1,409,740

TOTAL INDUSTRIALS		1,409,740

INFORMATION TECHNOLOGY (86.9%)

Communications Equipment (3.5%)
HTC Corp.(b)	9,000	304,301
Netgear, Inc.(a)(c)	2,800	122,416
QUALCOMM, Inc.	42,648	2,421,980

Total		2,848,697

Computers & Peripherals (12.9%)
Apple, Inc.(a)	8,700	2,920,329
Electronics for Imaging, Inc.(a)	36,000	619,920
EMC Corp.(a)	38,500	1,060,675
Hewlett-Packard Co.	66,800	2,431,520
NetApp, Inc.(a)	28,500	1,504,230
Seagate Technology PLC(b)	49,300	796,688
Toshiba Corp.(b)	203,400	1,072,395

Total		10,405,757

Electronic Equipment, Instruments & Components (4.4%)
Avnet, Inc.(a)	25,200	803,376
Elster Group SE, ADR(a)(b)	3,672	60,147
Jabil Circuit, Inc.	35,600	719,120
Kyocera Corp.(b)	5,400	549,817
Murata Manufacturing Co., Ltd.(b)	8,100	541,554
Tripod Technology Corp.(b)	71,000	295,226
Unimicron Technology Corp.(b)	330,400	589,862

Total		3,559,102

Internet Software & Services (3.5%)
Baidu, Inc., ADR(a)(b)	11,800	1,653,534
Netease.com, ADR(a)(b)(c)	9,100	410,319
WebMD Health Corp.(a)	8,500	387,430
Yandex NV, Series A(a)(b)(c)	11,898	422,498

Total		2,873,781

IT Services (8.4%)
Amdocs Ltd.(a)(b)	118,910	3,613,675
CGI Group, Inc., Class A(a)(b)	19,300	475,745
InterXion Holding NV(a)(b)	12,982	196,547
Rolta India Ltd.(b)	330,100	954,258
VeriFone Systems, Inc.(a)(c)	11,200	496,720
Visa, Inc., Class A	12,200	1,027,972

Total		6,764,917

Office Electronics (3.7%)
Canon, Inc.(b)(c)	30,300	1,441,260
Xerox Corp.	149,200	1,553,172

Total		2,994,432

Semiconductors & Semiconductor Equipment (17.7%)
Advanced Micro Devices, Inc.(a)(c)	235,172	1,643,852
Advanced Semiconductor Engineering, Inc.(b)	178,000	196,268
Amkor Technology, Inc.(a)(c)	1,791	11,050
Analog Devices, Inc.	5,800	227,012
ASML Holding NV(b)	27,600	1,020,096
ASML Holding NV(b)	25,900	953,995
Broadcom Corp., Class A(a)	12,400	417,136
Infineon Technologies AG(b)	39,100	439,545
Intel Corp.	78,666	1,743,239
International Rectifier Corp.(a)	3,000	83,910
KLA-Tencor Corp.	60,700	2,457,136
Lam Research Corp.(a)	13,600	602,208
Marvell Technology Group Ltd.(a)(b)	37,500	553,688
Maxim Integrated Products, Inc.(c)	1,200	30,672
Microsemi Corp.(a)	32,500	666,250
Novellus Systems, Inc.(a)(c)	57,700	2,085,278
ON Semiconductor Corp.(a)	27,400	286,878
Samsung Electronics Co., Ltd.(b)	1,119	869,720

Total		14,287,933

Application Software (16.0%)
Parametric Technology Corp.(a)	122,842	2,816,767
Synopsys, Inc.(a)	133,800	3,439,998
Taleo Corp., Class A(a)(c)	18,600	688,758
JDA Software Group, Inc.(a)	42,800	1,322,092
Longtop Financial Technologies Ltd., ADR(a)(b)(c)(d)	18,300	54,900
NICE Systems Ltd., ADR(a)(b)(c)	40,500	1,472,580
Nuance Communications, Inc.(a)(c)	121,700	2,612,899
Aspen Technology, Inc.(a)	31,957	549,021

Total		12,957,015

Systems Software (16.8%)
Check Point Software Technologies Ltd.(a)(b)(c)	36,606	2,081,051
Oracle Corp.	67,300	2,214,843
Symantec Corp.(a)	205,423	4,050,942
Microsoft Corp.	76,000	1,976,000
BMC Software, Inc.(a)	60,030	3,283,641

Total		13,606,477

TOTAL INFORMATION TECHNOLOGY		70,298,111

The accompanying Notes to Financial Statements are an integral part of this statement.

6  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
Issuer	Shares	Value

MATERIALS (0.8%)

Chemicals (0.8%)
JSR Corp.(b)	31,200	$604,754

TOTAL MATERIALS		604,754

Total Common Stocks
(Cost: $68,421,189)		$75,504,986

	Shares	Value

Money Market Fund (6.7%)

Columbia Short-Term Cash Fund, 0.166%(e)(f)	5,437,839	$5,437,839

Total Money Market Fund
(Cost: $5,437,839)		$5,437,839

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (8.7%)

Repurchase Agreements (8.7%)
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(g)	0.120%	$5,000,000	$5,000,000
Royal Bank of Canada dated 06/30/11, matures 07/01/11, repurchase price $2,074,077(g)	0.050%	2,074,075	2,074,075

Total			7,074,075

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $7,074,075)			$7,074,075

Total Investments
(Cost: $80,933,103)			$88,016,900
Other Assets & Liabilities, Net			(7,157,046)

Net Assets			$80,859,854

Summary of Investments in Securities by Country

The following table represents the portfolio investments of the Fund by country as a percentage of net assets at June 30, 2011.

Percentage of
Country	Net Assets
Bermuda	0.68%
Canada	0.59
Cayman Islands	2.62
Germany	0.62
Guernsey	4.47
India	1.18
Ireland	0.99
Israel	4.39
Japan	8.17
Korea	1.08
Netherlands	3.21
Taiwan	1.71

Total Foreign Securities*	29.71%

United States	79.14%

*	Amount shown does not include companies based in the U.S. that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S. If such companies were included, Total Foreign Securities would be greater than 40%.

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 29.71% of net assets.

(c)	At June 30, 2011, security was partially or fully on loan.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $54,900, which represents 0.07% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(f)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$706,843	$30,792,289	$(26,061,293)	$—	$5,437,839	$2,702	$5,437,839

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.050%)
Security Description	Value
Fannie Mae Pool	$1,208,986
Federal Home Loan Mortgage Corp	50
Freddie Mac Gold Pool	254,655
Freddie Mac Non Gold Pool	7,228
Freddie Mac REMICS	639,416
Ginnie Mae II Pool	5,221

Total Market Value of Collateral Securities	$2,115,556

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$449,878	$—	$—	$449,878
Health Care	1,750,486	992,017	—	2,742,503
Industrials	—	1,409,740	—	1,409,740
Information Technology	62,089,910	8,208,201	—	70,298,111
Materials	—	604,754	—	604,754

Total Equity Securities	64,290,274	11,214,712	—	75,504,986

Other
Affiliated Money Market Fund(c)	5,437,839	—	—	5,437,839
Investments of Cash Collateral Received for Securities on Loan	—	7,074,075	—	7,074,075

Total Other	5,437,839	7,074,075	—	12,511,914

Total	$69,728,113	$18,288,787	$—	$88,016,900

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $68,421,189)		$75,504,986
Affiliated issuers (identified cost $5,437,839)		5,437,839
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $7,074,075)		7,074,075

Total investments (identified cost $80,933,103)		88,016,900
Foreign currency (identified cost $1)		1
Receivable for:
Capital shares sold		55,371
Investments sold		1,042,181
Dividends		19,119
Interest		891
Expense reimbursement due from Investment Manager		8,623

Total assets		89,143,086

Liabilities
Disbursements in excess of cash		12,373
Due upon return of securities on loan		7,074,075
Payable for:
Investments purchased		1,001,491
Capital shares purchased		43,780
Investment management fees		61,402
Distribution fees		10,261
Transfer agent fees		3,878
Administration fees		5,171
Other expenses		70,801

Total liabilities		8,283,232

Net assets applicable to outstanding capital stock		$80,859,854

Represented by
Paid-in capital		77,853,560
Excess of distributions over net investment income		(149,403)
Accumulated net realized loss		(3,927,817)
Unrealized appreciation (depreciation) on:
Investments		7,083,797
Foreign currency translations		(283)

Total — representing net assets applicable to outstanding capital stock		$80,859,854

*Value of securities on loan		$9,022,729

Net assets	Class 1	$29,250,124
	Class 2	$51,609,730
Shares outstanding	Class 1	1,374,468
	Class 2	2,475,966
Net asset value per share	Class 1	$21.28
	Class 2	$20.84

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  11

Statement of Operations
Six months ended June 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$196,361
Interest	85
Dividends from affiliates	2,702
Income from securities lending — net	3,371
Foreign taxes withheld	(9,465)

Total income	193,054

Expenses:
Investment management fees	241,598
Distribution fees
Class 2	38,756
Transfer agent fees
Class 1	5,957
Class 2	9,301
Administration fees	20,345
Compensation of board members	1,119
Custodian fees	17,892
Printing and postage fees	3,081
Professional fees	20,930
Other	2,475

Total expenses	361,454
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(70,862)

Total net expenses	290,592

Net investment loss	(97,538)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,471,452
Foreign currency transactions	(40,731)
Forward foreign currency exchange contracts	41,581

Net realized gain	3,472,302
Net change in unrealized appreciation (depreciation) on:
Investments	(1,898,325)
Foreign currency translations	(283)

Net change in unrealized depreciation	(1,898,608)

Net realized and unrealized gain	1,573,694

Net increase in net assets resulting from operations	$1,476,156

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011	December 31, 2010
	(Unaudited)
Operations
Net investment loss	$(97,538)	$(38,022)
Net realized gain	3,472,302	826,429
Net change in unrealized depreciation	(1,898,608)	(31,046)

Net increase in net assets resulting from operations	1,476,156	757,361

Increase (decrease) in net assets from capital share transactions	73,448,016	(1,213,847)

Total increase (decrease) in net assets	74,924,172	(456,486)
Net assets at beginning of period	5,935,682	6,392,168

Net assets at end of period	$80,859,854	$5,935,682

Excess of distributions over net investment income	$(149,403)	$(186)

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	19,632	416,154	8,011	146,175
Fund merger	1,259,171	26,283,989	–	–
Redemptions	(100,217)	(2,120,544)	(36,665)	(672,195)

Net increase (decrease)	1,178,586	24,579,599	(28,654)	(526,020)

Class 2 shares
Subscriptions	384,118	7,985,244	35,013	667,753
Fund merger	2,205,485	45,130,273	–	–
Redemptions	(206,374)	(4,247,100)	(76,691)	(1,355,580)

Net increase (decrease)	2,383,229	48,868,417	(41,678)	(687,827)

Total net increase (decrease)	3,561,815	73,448,016	(70,332)	(1,213,847)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  13

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended June 30,		Year ended Dec 31,
	2011		2010		2009		2008	2007		2006
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$20.69		$17.91		$11.03		$18.46	$15.99		$13.56

Income from investment operations:
Net investment loss	(0.03)		(0.10)		(0.19)		(0.21)	(0.25)		(0.20)
Net realized and unrealized gain (loss) on investments	0.62		2.88		7.07		(7.22)	2.72		2.63

Total from investment operations	0.59		2.78		6.88		(7.43)	2.47		2.43

Net asset value, end of period	$21.28		$20.69		$17.91		$11.03	$18.46		$15.99

Total return	2.85%		15.52%		62.38%		(40.25% )	15.45%		17.92%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.31%	(b)	2.84%		3.86%		3.54%	3.04%		2.57%

Net expenses after fees waived or expenses reimbursed(c)	0.99%	(b)	1.30%		1.90%		1.90%	1.90%		1.90%

Net investment loss	(0.24%	)(b)	(0.57%	)	(1.38%	)	(1.38% )	(1.44%	)	(1.37%	)

Supplemental data
Net assets, end of period (in thousands)	$29,250		$4,053		$4,022		$2,754	$5,644		$6,466

Portfolio turnover	52%		96%		153%		161%	198%		205%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended June 30,		Year ended Dec 31,
	2011		2010		2009		2008	2007		2006
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$20.30		$17.64		$10.88		$18.25	$15.83		$13.45

Income from investment operations:
Net investment loss	(0.05)		(0.16)		(0.23)		(0.24)	(0.28)		(0.22)
Net realized and unrealized gain on investments	0.59		2.82		6.99		(7.13)	2.70		2.60

Total from investment operations	0.54		2.66		6.76		(7.37)	2.42		2.38

Net asset value, end of period	$20.84		$20.30		$17.64		$10.88	$18.25		$15.83

Total return	2.66%		15.08%		62.13%		(40.38% )	15.29%		17.69%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.49%	(b)	3.03%		3.79%		3.71%	3.19%		2.72%

Net expenses after fees waived or expenses reimbursed(c)	1.24%	(b)	1.62%		2.15%		2.07%	2.05%		2.05%

Net investment loss	(0.48%	)(b)	(0.91%	)	(1.60%	)	(1.55% )	(1.59%	)	(1.52%	)

Supplemental data
Net assets, end of period (in thousands)	$51,610		$1,883		$2,370		$1,159	$2,899		$2,245

Portfolio turnover	52%		96%		153%		161%	198%		205%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  15

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1.	Organization

Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) (formerly known as Seligman Global Technology Portfolio), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of Seligman Portfolios, Inc., a Maryland corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity contracts and life insurance policies offered by various insurance companies.

You may not buy (nor will you own) shares of the Funds directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

The two classes of shares represent interests in the same portfolio of investments and have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

16  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  17

Notes to Financial Statements (continued)

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses.

Fair Values of Derivative Instruments at 30, 2011

At June 30, 2011, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$41,581

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward Foreign Currency Exchange Contracts	108

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

18  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Subaccounts
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.87% as the Fund’s net assets increase. The management fee for the six months ended June 30, 2011 was 0.95% of the Fund’s average daily net assets.

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements (continued)

for the Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below — as well as any reorganization costs allocated to the Fund) through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.99%
Class 2	1.24

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 9) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At June 30, 2011, the cost of investments for federal income tax purposes was approximately $80,933,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,300,000
Unrealized depreciation	$(2,216,000)

Net appreciation	$7,084,000

The following capital loss carryforward, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2011	$108,762
2016	544,777
2017	320,142

Total	$973,681

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

20  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $27,004,098 and $24,181,517, respectively, for the year ended June 30, 2011.

Transactions to realign the Fund’s portfolio following the merger as described in Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $17,436,605 and $18,479,609, respectively.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $9,022,729 were on loan, secured by U.S. government securities valued at $2,117,337 and by cash collateral of $7,074,075 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28,2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended June 30, 2011.

Note 9. Fund Merger

At the close of business on March 11, 2011, Columbia Variable Portfolio – Seligman Global Technology Fund acquired the assets and assumed the identified liabilities of Seligman Communications and Information Portfolio. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Variable Portfolio – Seligman Global Technology Fund immediately before the acquisition were $5,853,610 and the combined net assets immediately after the acquisition were $77,267,879.

The merger was accomplished by a tax-free exchange of 3,075,259 shares of Seligman Communications and Information Portfolio valued at $71,414,269 (including $8,213,589 of unrealized appreciation).

In exchange for Seligman Communications and Information Portfolio shares, Columbia Variable Portfolio – Seligman Global Technology Fund issued the following number of shares:

Shares
Class 1	1,259,171
Class 2	2,205,485

For financial reporting purposes, net assets received and shares issued by Columbia Variable Portfolio – Seligman Global Technology Fund were recorded at fair value; however, Seligman Communications and Information Portfolio’s cost of investments was carried forward to align ongoing reporting of Columbia Variable Portfolio – Seligman Global Technology Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Columbia Variable Portfolio – Seligman Global Technology Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Communications and Information Portfolio that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 Columbia Variable Portfolio – Seligman Global Technology Fund’s pro-forma net investment loss, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the six months ended June 30, 2011 would have been approximately $(0.2) million, $5.2 million, $(1.9) million and $3.1 million, respectively.

Note 10. Significant Risks

Foreign Securities Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

22  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Technology and Technology-related Investment Risk
The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  23

Notes to Financial Statements (continued)

necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24  COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is(are) set forth below. A vote is based on total number of shares outstanding in the Fund.

To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Shares Voted	Shares Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
275,400.717	4,330.210	12,716.762	0.000

To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Company’s board of directors/trustees, but without obtaining shareholder approval.

Shares Voted	Shares Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
261,995.972	17,734.955	12,716.762	0.000

To elect directors/trustees to the Board.

		Shares Voted	Shares Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	14,911,431.399	835,419.920	0.000	0.000
02	Edward J. Boudreau, Jr.	15,037,426.819	709,424.500	0.000	0.000
03	Pamela G. Carlton	15,032,503.554	714,347.765	0.000	0.000
04	William P. Carmichael	15,025,883.471	720,967.848	0.000	0.000
05	Patricia M. Flynn	15,023,486.747	723,364.572	0.000	0.000
06	William A. Hawkins	14,998,437.076	748,414.243	0.000	0.000
07	R. Glenn Hilliard	15,029,696.260	717,155.059	0.000	0.000
08	Stephen R. Lewis, Jr.	15,026,018.835	720,832.484	0.000	0.000
09	John F. Maher	14,953,374.471	793,476.848	0.000	0.000
10	John J. Nagorniak	15,049,835.323	697,015.996	0.000	0.000
11	Catherine James Paglia	15,030,791.441	716,059.878	0.000	0.000
12	Leroy C. Richie	15,024,378.736	722,472.583	0.000	0.000
13	Anthony M. Santomero	15,009,588.318	737,263.001	0.000	0.000
14	Minor M. Shaw	15,047,947.536	698,903.783	0.000	0.000
15	Alison Taunton-Rigby	15,039,419.768	707,431.551	0.000	0.000
16	William F. Truscott	15,037,205.671	709,645.648	0.000	0.000

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 SEMIANNUAL REPORT  25

Columbia VP – Seligman Global Technology Fund
(formerly known as Seligman Global Technology Portfolio)
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	SL-9952 D (8/11)

Semiannual Report

Semiannual Report for the Period Ended
June 30, 2011

The semiannual report describes five funds, each of which invests in other funds. The objective of each fund is a high level of total return that is consistent with an acceptable level of risk.

Variable Portfolio — Conservative Portfolio
Variable Portfolio — Moderately Conservative Portfolio
Variable Portfolio — Moderate Portfolio
Variable Portfolio — Moderately Aggressive Portfolio
Variable Portfolio — Aggressive Portfolio

 Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

Your Fund at a Glance
Variable Portfolio — Conservative Portfolio	3
Variable Portfolio — Moderately Conservative Portfolio	5
Variable Portfolio — Moderate Portfolio	7
Variable Portfolio — Moderately Aggressive Portfolio	8
Variable Portfolio — Aggressive Portfolio	9
Investment Changes	10
Fund Expense Examples	20
Investments in Affiliated Funds	26
Statement of Assets and Liabilities	36
Statement of Operations	38
Statement of Changes in Net Assets	40
Financial Highlights	43
Notes to Financial Statements	48
Proxy Voting	57
Results of Meeting of Shareholders	57

2  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

Variable Portfolio – Conservative Portfolio

FUND SUMMARY

>	Variable Portfolio – Conservative Portfolio (the Fund) Class 2 shares gained 3.23% for the six-months ended June 30, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 2.72% during the same period.

>	The Russell 3000® Index, the Fund’s domestic equity benchmark, increased 6.35% during the same period.

>	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US, rose 4.11% during the same period.

>	The Citigroup 3-Month U.S. Treasury Bill Index, gained 0.06% during the same period.

>	The Fund’s blended benchmark, composed of 70% Barclays U.S. Aggregate Bond Index, 14% Russell 3000® Index, 10% Citigroup 3-Month Treasury Bill Index and 6% MSCI ACWI ex-US, rose 3.06%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
Inception
	6 months*	1 year	5/7/10
Variable Portfolio – Conservative Portfolio
Class 2	+3.23%	+10.03%	+8.11%

Class 4	+3.14%	+10.04%	+8.02%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	+2.72%	+3.90%	+5.16%

Russell 3000® Index(2) (unmanaged)	+6.35%	+32.37%	+19.97%

MSCI All Country World Index ex-US(3) (unmanaged)	+4.11%	+30.27%	+23.48%

Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)	+0.06%	+0.14%	+0.14%	**

Blended Index(5) (unmanaged)	+3.06%	+8.78%	+6.63%	**

*	Not annualized.
**	Fund data, Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and MSCI All Country World Index ex-US are from May 7, 2010. Citigroup 3-Month U.S. Treasury Bill Index and Blended Index are from April 30, 2010.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US, an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex-US includes both developed and emerging markets.

(4)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)  Variable Portfolio — Conservative Portfolio

(5)	The Blended Index for Conservative Portfolio is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI ACWI Index ex-US; bonds — Barclays Capital U.S. Aggregate Bond Index; and cash — Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

4  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

Variable Portfolio – Moderately Conservative Portfolio

FUND SUMMARY

>	Variable Portfolio – Moderately Conservative Portfolio (the Fund) Class 2 shares gained 3.71% for the six-months ended June 30, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 2.72% during the same period.

>	The Russell 3000® Index, the Fund’s domestic equity benchmark, increased 6.35% during the same period.

>	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US, rose 4.11% during the same period.

>	The Citigroup 3-Month U.S. Treasury Bill Index, gained 0.06% during the same period.

>	The Fund’s blended benchmark, composed of 60% Barclays U.S. Aggregate Bond Index, 24.5% Russell 3000® Index, 10.5% MSCI ACWI ex-US and 5% Citigroup 3-Month Treasury Bill Index, rose 3.65%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
Inception
	6 months*	1 year	5/7/10
Variable Portfolio – Moderately Conservative Portfolio
Class 2	+3.71%	+14.10%	+10.21%

Class 4	+3.71%	+14.08%	+10.30%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	+2.72%	+3.90%	+5.16%

Russell 3000® Index(2) (unmanaged)	+6.35%	+32.37%	+19.97%

MSCI All Country World Index ex-US(3) (unmanaged)	+4.11%	+30.27%	+23.48%

Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)	+0.06%	+0.14%	+0.14%	**

Blended Index(5) (unmanaged)	+3.65%	+13.04%	+8.11%	**

*	Not annualized.
**	Fund data, Russell 3000 Index, Barclays Capital U.S. Aggrgate Bond Index and MSCI All Country World Index ex-US are from May 7, 2010. Citigroup 3-Month U.S. Treasury Bill Index and Blended Index are from April 30, 2010.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US, an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex-US includes both developed and emerging markets.

(4)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)  Variable Portfolio — Moderately Conservative Portfolio

(5)	The Blended Index for Moderately Conservative Portfolio is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI ACWI Index ex-US; bonds — Barclays Capital U.S. Aggregate Bond Index; and cash — Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

6  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

Variable Portfolio – Moderate Portfolio

FUND SUMMARY

>	Variable Portfolio – Moderate Portfolio (the Fund) Class 2 shares gained 4.18% for the six-months ended June 30, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 2.72% during the same period.

>	The Russell 3000® Index, the Fund’s domestic equity benchmark, increased 6.35% during the same period.

>	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US, rose 4.11% during the same period.

>	The Fund’s blended benchmark, composed of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI ACWI ex-US, rose 4.23% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
Inception
	6 months*	1 year	5/7/10
Variable Portfolio – Moderate Portfolio
Class 2	+4.18%	+18.61%	+12.79%

Class 4	+4.27%	+18.60%	+12.87%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	+2.72%	+3.90%	+5.16%

Russell 3000® Index(2) (unmanaged)	+6.35%	+32.37%	+19.97%

MSCI All Country World Index ex-US(3) (unmanaged)	+4.11%	+30.27%	+23.48%

Blended Index(4) (unmanaged)	+4.23%	+17.39%	+13.20%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US, an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex-US includes both developed and emerging markets.

(4)	The Blended Index for Moderate Portfolio is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI ACWI Index ex-US; and bonds — Barclays Capital U.S. Aggregate Bond Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  7

Your Fund at a Glance
(Unaudited)

Variable Portfolio – Moderately Aggressive Portfolio

FUND SUMMARY

>	Variable Portfolio – Moderate Aggressive Portfolio (the Fund) Class 2 shares gained 4.65% for the six-months ended June 30, 2011.

>	The Russell 3000® Index, the Fund’s domestic equity benchmark, increased 6.35% during the same period.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 2.72% during the same period.

>	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US, rose 4.11% during the same period.

>	The Fund’s blended benchmark, composed of 45.5% Russell 3000® Index, 35% Barclays U.S. Aggregate Bond Index and 19.5% MSCI ACWI ex-US, rose 4.67% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
Inception
	6 months*	1 year	5/7/10
Variable Portfolio – Moderately Aggressive Portfolio
Class 2	+4.65%	+22.75%	+14.84%

Class 4	+4.64%	+22.85%	+14.93%

Russell 3000® Index(1) (unmanaged)	+6.35%	+32.37%	+19.97%

Barclays Capital U.S. Aggregate Bond Index(2) (unmanaged)	+2.72%	+3.90%	+5.16%

MSCI All Country World Index ex-US(3) (unmanaged)	+4.11%	+30.27%	+23.48%

Blended Index(4) (unmanaged)	+4.67%	+21.61%	+15.58%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US, an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex-US includes both developed and emerging markets.

(4)	The Blended Index for Moderately Aggressive Portfolio is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI ACWI Index ex-US; and bonds — Barclays Capital U.S. Aggregate Bond Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

8  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

Variable Portfolio – Aggressive Portfolio

FUND SUMMARY

>	Variable Portfolio – Aggressive Portfolio (the Fund) Class 2 shares gained 5.05% for the six-months ended June 30, 2011.

>	The Russell 3000® Index, the Fund’s domestic equity benchmark, increased 6.35% during the same period.

>	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US, rose 4.11% during the same period.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 2.72% during the same period.

>	The Fund’s blended benchmark, composed of 56% Russell 3000® Index, 24% MSCI ACWI ex-US and 20% Barclays U.S. Aggregate Bond Index, rose 5.11% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
Inception
	6 months*	1 year	5/7/10
Variable Portfolio – Aggressive Portfolio
Class 2	+5.05%	+26.98%	+17.04%

Class 4	+5.23%	+27.19%	+17.21%

Russell 3000® Index(1) (unmanaged)	+6.35%	+32.37%	+19.97%

MSCI All Country World Index ex-US(2) (unmanaged)	+4.11%	+30.27%	+23.48%

Barclays Capital U.S. Aggregate Bond Index(3) (unmanaged)	+2.72%	+3.90%	+5.16%

Blended Index(4) (unmanaged)	+5.11%	+25.92%	+17.95%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US, an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex-US includes both developed and emerging markets.

(3)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4)	The Blended Index for Aggressive Portfolio is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index; international equity — MSCI ACWI Index ex-US; and bonds — Barclays Capital U.S. Aggregate Bond Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  9

Investment Changes
(Unaudited)

VARIABLE PORTFOLIO — CONSERVATIVE PORTFOLIO

Fund holdings at June 30, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, global real estate, small cap, small-mid cap

Columbia Variable Portfolio – Diversified Equity Income Fund	1.7%	1.6%

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	0.0%*	—

Variable Portfolio – AllianceBernstein International Value Fund	1.2%	1.1%

Variable Portfolio – American Century Growth Fund	1.6%	1.7%

Variable Portfolio – Columbia Wanger International Equities Fund	0.4%	0.3%

Variable Portfolio – Columbia Wanger U.S. Equities Fund	0.8%	0.7%

Variable Portfolio – Davis New York Venture Fund	1.0%	1.1%

Variable Portfolio – Goldman Sachs Mid Cap Value Fund	1.4%	1.5%

Variable Portfolio – Invesco International Growth Fund	1.3%	1.2%

Variable Portfolio – Jennison Mid Cap Growth Fund	1.2%	1.1%

Variable Portfolio – Marsico Growth Fund	1.6%	1.6%

Variable Portfolio – MFS Value Fund	1.6%	1.6%

Variable Portfolio – Mondrian International Small Cap Fund	0.4%	0.4%

Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.5%	0.5%

Variable Portfolio – NFJ Dividend Value Fund	1.6%	1.6%

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	1.7%	1.2%

Variable Portfolio – Partners Small Cap Growth Fund	0.4%	0.4%

Variable Portfolio – Partners Small Cap Value Fund	1.2%	1.2%

Variable Portfolio – Pyramis® International Equity Fund	1.2%	1.1%

	20.8%	19.9%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, multisector

Columbia Variable Portfolio – Diversified Bond Fund	11.6%	11.8%

Columbia Variable Portfolio – Global Bond Fund	3.0%	3.0%

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	6.9%	7.0%

Columbia Variable Portfolio – Income Opportunities Fund	2.0%	2.0%

Columbia Variable Portfolio – Limited Duration Credit Fund	8.9%	9.0%

Columbia Variable Portfolio – Short Duration U.S. Government Fund	3.5%	3.5%

Columbia Variable Portfolio – Strategic Income Fund	2.0%	2.0%

Variable Portfolio – American Century Diversified Bond Fund	11.3%	11.6%

Variable Portfolio – Eaton Vance Floating-Rate Income Fund	4.0%	3.9%

Variable Portfolio – J.P. Morgan Core Bond Fund	10.6%	10.8%

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	4.0%	4.0%

Variable Portfolio – Wells Fargo Short Duration Government Fund	5.4%	5.5%

	73.2%	74.1%

Cash Equivalents

Columbia Variable Portfolio – Cash Management Fund	6.0%	6.0%

	6.0%	6.0%

	100.0%	100.0%

Pyramis® is a registered service mark of FMR LLC. Used under license.

*	Rounds to less than 0.1%.

10  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Portfolio Allocation
(at June 30, 2011; % of portfolio assets)

Equity Funds(1)	20.8%

Fixed-Income Funds(2)	73.2%

Cash Equivalents(3)	6.0%

(1)	Includes U.S. Large Cap 11.6%, International 4.5%, U.S. Mid Cap 2.6%, U.S. Small Cap 1.6% and Global Real Estate 0.5%.
(2)	Includes Investment Grade 57.3%, Inflation Protected Securities 6.9%, Floating Rate 4.0%, Global Bond 3.0% and Multisector 2.0%.
(3)	Money Market 6.0%.

Top Five Holdings
(at June 30, 2011; % of portfolio assets)

Columbia Variable Portfolio – Diversified Bond Fund	11.6%

Variable Portfolio – American Century Diversified Bond Fund	11.3%

Variable Portfolio – J.P. Morgan Core Bond Fund	10.6%

Columbia Variable Portfolio – Limited Duration Credit Fund	8.9%

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	6.9%

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  11

Investment Changes
(Unaudited)

VARIABLE PORTFOLIO — MODERATELY CONSERVATIVE PORTFOLIO

Fund holdings at June 30, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, global real estate, small cap, small-mid cap

Columbia Variable Portfolio – Diversified Equity Income Fund	2.8%	2.9%

Columbia Variable Portfolio – Emerging Markets Opportunity Fund	0.5%	0.5%

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	1.2%	1.2%

Variable Portfolio – AllianceBernstein International Value Fund	2.1%	2.1%

Variable Portfolio – American Century Growth Fund	2.6%	3.0%

Variable Portfolio – Columbia Wanger International Equities Fund	0.9%	1.0%

Variable Portfolio – Columbia Wanger U.S. Equities Fund	1.1%	1.1%

Variable Portfolio – Davis New York Venture Fund	1.9%	2.3%

Variable Portfolio – Goldman Sachs Mid Cap Value Fund	1.4%	1.5%

Variable Portfolio – Invesco International Growth Fund	2.9%	2.9%

Variable Portfolio – Jennison Mid Cap Growth Fund	1.8%	1.9%

Variable Portfolio – Marsico Growth Fund	2.6%	2.7%

Variable Portfolio – MFS Value Fund	2.8%	2.9%

Variable Portfolio – Mondrian International Small Cap Fund	0.7%	0.7%

Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.8%	0.8%

Variable Portfolio – NFJ Dividend Value Fund	2.9%	2.9%

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	2.6%	2.0%

Variable Portfolio – Partners Small Cap Growth Fund	0.8%	0.8%

Variable Portfolio – Partners Small Cap Value Fund	1.8%	1.9%

Variable Portfolio – Pyramis® International Equity Fund	1.8%	1.8%

	36.0%	36.9%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, multisector

Columbia Variable Portfolio – Diversified Bond Fund	8.9%	8.8%

Columbia Variable Portfolio – Global Bond Fund	2.2%	2.2%

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	6.9%	6.8%

Columbia Variable Portfolio – Limited Duration Credit Fund	9.1%	9.1%

Columbia Variable Portfolio – Short Duration U.S. Government Fund	3.0%	2.9%

Columbia Variable Portfolio – Strategic Income Fund	1.0%	0.9%

RiverSource Variable Portfolio – Income Opportunities Fund	1.5%	1.4%

Variable Portfolio – American Century Diversified Bond Fund	8.8%	8.7%

Variable Portfolio – Eaton Vance Floating-Rate Income Fund	2.0%	1.9%

Variable Portfolio – J.P. Morgan Core Bond Fund	7.9%	7.7%

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	4.9%	4.9%

Variable Portfolio – Wells Fargo Short Duration Government Fund	5.9%	5.9%

	62.1%	61.2%

Cash Equivalents

Columbia Variable Portfolio – Cash Management Fund	1.9%	1.9%

	1.9%	1.9%

	100.0%	100.0%

Pyramis® is a registered service mark of FMR LLC. Used under license.

12  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Portfolio Allocation
(at June 30, 2011; % of portfolio assets)

Equity Funds(1)	36.0%

Fixed-Income Funds(2)	62.1%

Cash Equivalents(3)	1.9%

(1)	Includes U.S. Large Cap 19.3%, International 8.9%, U.S. Mid Cap 4.4%, U.S. Small Cap 2.6% and Global Real Estate 0.8%.
(2)	Includes Investment Grade 50.0%, Inflation Protected Securities 6.9%, Global Bond 2.2%, Floating Rate 2.0% and Multisector 1.0%.
(3)	Money Market 1.9%.

Top Five Holdings
(at June 30, 2011; % of portfolio assets)

Columbia Variable Portfolio – Limited Duration Credit Fund	9.1%

Columbia Variable Portfolio – Diversified Bond Fund	8.9%

Variable Portfolio – American Century Diversified Bond Fund	8.8%

Variable Portfolio – J.P. Morgan Core Bond Fund	7.9%

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	6.9%

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  13

Investment Changes
(Unaudited)

VARIABLE PORTFOLIO — MODERATE PORTFOLIO

Fund holdings at June 30, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, global real estate, small cap, small-mid cap

Columbia Variable Portfolio – Diversified Equity Income Fund	3.7%	3.8%

Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1.3%	1.3%

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	1.8%	1.8%

Variable Portfolio – AllianceBernstein International Value Fund	3.0%	3.1%

Variable Portfolio – American Century Growth Fund	3.9%	4.4%

Variable Portfolio – Columbia Wanger International Equities Fund	1.3%	1.3%

Variable Portfolio – Columbia Wanger U.S. Equities Fund	1.4%	1.5%

Variable Portfolio – Davis New York Venture Fund	2.9%	3.3%

Variable Portfolio – Goldman Sachs Mid Cap Value Fund	2.2%	2.3%

Variable Portfolio – Invesco International Growth Fund	4.1%	4.0%

Variable Portfolio – Jennison Mid Cap Growth Fund	2.0%	2.0%

Variable Portfolio – Marsico Growth Fund	3.8%	3.9%

Variable Portfolio – MFS Value Fund	3.8%	3.8%

Variable Portfolio – Mondrian International Small Cap Fund	0.7%	0.7%

Variable Portfolio – Morgan Stanley Global Real Estate Fund	1.0%	1.0%

Variable Portfolio – NFJ Dividend Value Fund	3.8%	3.8%

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	3.7%	2.9%

Variable Portfolio – Partners Small Cap Growth Fund	0.9%	1.0%

Variable Portfolio – Partners Small Cap Value Fund	2.8%	2.9%

Variable Portfolio – Pyramis® International Equity Fund	2.2%	2.3%

	50.3%	51.1%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, multisector

Columbia Variable Portfolio – Diversified Bond Fund	5.6%	5.6%

Columbia Variable Portfolio – Global Bond Fund	3.0%	3.0%

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	6.5%	6.4%

Columbia Variable Portfolio – Income Opportunities Fund	3.0%	2.9%

Columbia Variable Portfolio – Limited Duration Credit Fund	6.6%	6.6%

Columbia Variable Portfolio – Short Duration U.S. Government Fund	1.7%	1.7%

Columbia Variable Portfolio – Strategic Income Fund	3.0%	2.8%

Variable Portfolio – American Century Diversified Bond Fund	5.8%	5.7%

Variable Portfolio – Eaton Vance Floating-Rate Income Fund	2.0%	1.9%

Variable Portfolio – J.P. Morgan Core Bond Fund	5.6%	5.5%

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	3.0%	2.9%

Variable Portfolio – Wells Fargo Short Duration Government Fund	3.9%	3.9%

	49.7%	48.9%

Cash Equivalents

Columbia Variable Portfolio – Cash Management Fund	0.0%*	0.0%*

	0.0%	0.0%

	100.0%	100.0%

Pyramis® is a registered service mark of FMR LLC. Used under license.

*	Rounds to less than 0.1%.

14  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Portfolio Allocation
(at June 30, 2011; % of portfolio assets)

Equity Funds(1)	50.3%

Fixed-Income Funds(2)	49.7%

Cash Equivalents(3)	0.0%

(1)	Includes U.S. Large Cap 27.0%, International 12.6%, U.S. Mid Cap 6.0%, U.S. Small Cap 3.7% and Global Real Estate 1.0%.
(2)	Includes Investment Grade 35.2%, Inflation Protected Securities 6.5%, Global Bond 3.0%, Multisector 3.0% and Floating Rate 2.0%.
(3)	Money Market 0.0%. Rounds to less than 0.1%.

Top Five Holdings
(at June 30, 2011; % of portfolio assets)

Columbia Variable Portfolio – Limited Duration Credit Fund	6.6%

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	6.5%

Variable Portfolio – American Century Diversified Bond Fund	5.8%

Columbia Variable Portfolio – Diversified Bond Fund	5.6%

Variable Portfolio – J.P. Morgan Core Bond Fund	5.6%

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  15

Investment Changes
(Unaudited)

VARIABLE PORTFOLIO — MODERATELY AGGRESSIVE PORTFOLIO

Fund holdings at June 30, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, global real estate, small cap, small-mid cap

Columbia Variable Portfolio – Diversified Equity Income Fund	4.8%	4.8%

Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1.5%	1.6%

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	2.2%	2.3%

Variable Portfolio – AllianceBernstein International Value Fund	4.0%	4.0%

Variable Portfolio – American Century Growth Fund	5.0%	5.7%

Variable Portfolio – Columbia Wanger International Equities Fund	1.4%	1.4%

Variable Portfolio – Columbia Wanger U.S. Equities Fund	2.1%	2.2%

Variable Portfolio – Davis New York Venture Fund	3.7%	4.3%

Variable Portfolio – Goldman Sachs Mid Cap Value Fund	2.4%	2.4%

Variable Portfolio – Invesco International Growth Fund	5.3%	5.2%

Variable Portfolio – Jennison Mid Cap Growth Fund	2.4%	2.4%

Variable Portfolio – Marsico Growth Fund	5.0%	5.1%

Variable Portfolio – MFS Value Fund	4.8%	4.7%

Variable Portfolio – Mondrian International Small Cap Fund	0.8%	0.8%

Variable Portfolio – Morgan Stanley Global Real Estate Fund	1.0%	1.0%

Variable Portfolio – NFJ Dividend Value Fund	4.8%	4.7%

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	5.0%	3.8%

Variable Portfolio – Partners Small Cap Growth Fund	1.7%	1.8%

Variable Portfolio – Partners Small Cap Value Fund	3.5%	3.6%

Variable Portfolio – Pyramis® International Equity Fund	3.5%	3.5%

	64.9%	65.3%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, multisector

Columbia Variable Portfolio – Diversified Bond Fund	4.6%	4.6%

Columbia Variable Portfolio – Global Bond Fund	3.0%	3.0%

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	4.6%	4.5%

Columbia Variable Portfolio – Income Opportunities Fund	2.0%	2.0%

Columbia Variable Portfolio – Limited Duration Credit Fund	4.6%	4.6%

Columbia Variable Portfolio – Short Duration U.S. Government Fund	1.8%	1.7%

Columbia Variable Portfolio – Strategic Income Fund	2.0%	2.0%

Variable Portfolio – American Century Diversified Bond Fund	2.8%	2.8%

Variable Portfolio – Eaton Vance Floating-Rate Income Fund	2.0%	2.0%

Variable Portfolio – J.P. Morgan Core Bond Fund	1.9%	1.8%

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	2.0%	2.0%

Variable Portfolio – Wells Fargo Short Duration Government Fund	3.8%	3.7%

	35.1%	34.7%

Cash Equivalents

Columbia Variable Portfolio – Cash Management Fund	0.0%*	0.0%*

	0.0%	0.0%

	100.0%	100.0%

Pyramis® is a registered service mark of FMR LLC. Used under license.

*	Rounds to less than 0.1%.

16  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Portfolio Allocation
(at June 30, 2011; % of portfolio assets)

Equity Funds(1)	64.9%

Fixed-Income Funds(2)	35.1%

Cash Equivalents(3)	0.0%

(1)	Includes U.S. Large Cap 35.2%, International 16.5%, U.S. Mid Cap 7.0%, U.S. Small Cap 5.2% and Global Real Estate 1.0%.
(2)	Includes Investment Grade 23.5%, Inflation Protected Securities 4.6%, Global Bond 3.0%, Floating Rate 2.0% and Multisector 2.0%.
(3)	Money Market 0.0%. Rounds to less than 0.1%.

Top Five Holdings
(at June 30, 2011; % of portfolio assets)

Variable Portfolio – Invesco International Growth Fund	5.3%

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	5.0%

Variable Portfolio – Marsico Growth Fund	5.0%

Variable Portfolio – American Century Growth Fund	5.0%

Variable Portfolio – NFJ Dividend Value Fund	4.8%

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  17

Investment Changes
(Unaudited)

VARIABLE PORTFOLIO — AGGRESSIVE PORTFOLIO

Fund holdings at June 30, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, global real estate, small cap, small-mid cap

Columbia Variable Portfolio – Diversified Equity Income Fund	5.7%	5.7%

Columbia Variable Portfolio – Emerging Markets Opportunity Fund	2.0%	2.0%

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	2.8%	2.8%

Variable Portfolio – AllianceBernstein International Value Fund	5.0%	5.0%

Variable Portfolio – American Century Growth Fund	6.0%	6.7%

Variable Portfolio – Columbia Wanger International Equities Fund	2.0%	2.0%

Variable Portfolio – Columbia Wanger U.S. Equities Fund	2.7%	2.8%

Variable Portfolio – Davis New York Venture Fund	4.3%	5.0%

Variable Portfolio – Goldman Sachs Mid Cap Value Fund	3.4%	3.4%

Variable Portfolio – Invesco International Growth Fund	6.3%	6.3%

Variable Portfolio – Jennison Mid Cap Growth Fund	3.4%	3.4%

Variable Portfolio – Marsico Growth Fund	6.1%	6.0%

Variable Portfolio – MFS Value Fund	5.8%	5.7%

Variable Portfolio – Mondrian International Small Cap Fund	1.2%	1.2%

Variable Portfolio – Morgan Stanley Global Real Estate Fund	1.0%	1.0%

Variable Portfolio – NFJ Dividend Value Fund	5.8%	5.8%

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	6.0%	4.5%

Variable Portfolio – Partners Small Cap Growth Fund	2.1%	2.2%

Variable Portfolio – Partners Small Cap Value Fund	4.3%	4.3%

Variable Portfolio – Pyramis® International Equity Fund	4.0%	4.0%

	79.9%	79.8%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, multisector

Columbia Variable Portfolio – Diversified Bond Fund	1.7%	1.8%

Columbia Variable Portfolio – Global Bond Fund	2.0%	2.0%

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	3.5%	3.5%

Columbia Variable Portfolio – Limited Duration Credit Fund	2.6%	2.6%

Columbia Variable Portfolio – Short Duration U.S. Government Fund	0.9%	0.9%

Columbia Variable Portfolio – Strategic Income Fund	2.0%	2.0%

Variable Portfolio – American Century Diversified Bond Fund	0.9%	0.9%

Variable Portfolio – Eaton Vance Floating-Rate Income Fund	2.0%	2.0%

Variable Portfolio – J.P. Morgan Core Bond Fund	0.9%	0.9%

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	1.0%	1.0%

Variable Portfolio – Wells Fargo Short Duration Government Fund	2.6%	2.6%

	20.1%	20.2%

Cash Equivalents

Columbia Variable Portfolio – Cash Management Fund	0.0%*	0.0%*

	0.0%*	0.0%*

	100.0%	100.0%

Pyramis® is a registered service mark of FMR LLC. Used under license.

*	Rounds to less than 0.1%.

18  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Portfolio Allocation
(at June 30, 2011; % of portfolio assets)

Equity Funds(1)	79.9%

Fixed-Income Funds(2)	20.1%

Cash Equivalents(3)	0.0%

(1)	Includes U.S. Large Cap 42.4%, International 20.5%, U.S. Mid Cap 9.6%, U.S. Small Cap 6.4% and Global Real Estate 1.0%.
(2)	Includes Investment Grade 10.6%, Inflation Protected Securities 3.5%, Global Bond 2.0%, Floating Rate 2.0% and Multisector 2.0%.
(3)	Money Market 0.0%. Rounds to less than 0.1%.

Top Five Holdings
(at June 30, 2011; % of portfolio assets)

Variable Portfolio – Invesco International Growth Fund	6.3%

Variable Portfolio – Marsico Growth Fund	6.1%

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	6.0%

Variable Portfolio – American Century Growth Fund	6.0%

Variable Portfolio – NFJ Dividend Value Fund	5.8%

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  19

Fund Expense Examples
(Unaudited)

You may not buy (nor will you own) shares of the Funds directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in a Fund. Your purchase price will be the next NAV calculated after your request is received by a Fund or an authorized insurance company.

As a contract/policy owner investing in the Funds, you incur, depending on the share class, ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which each Fund bears directly, each Fund’s shareholders indirectly bear the expenses of the underlying funds (also referred to as “acquired funds”) in which each Fund invests. Each Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Direct expenses paid during the period” to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading “Direct and indirect expenses paid during the period.”

Hypothetical Example for Comparison Purposes
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of each table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

20  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Conservative Portfolio

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Jan. 1, 2011	June 30, 2011	the period(a)	the period(b),(c)
Class 2

Actual(d)	$1,000	$1,032.30	$1.36	$4.43

Hypothetical (5% return before expenses)	$1,000	$1,023.46	$1.35	$4.42

Class 4

Actual(d)	$1,000	$1,031.40	$1.21	$4.28

Hypothetical (5% return before expenses)	$1,000	$1,023.60	$1.20	$4.26

Annualized Expense Ratios

Fund’s	Acquired fund
annualized	(underlying fund)	Total Fund and acquired
expense ratio	fees and expenses(c)	fund fees and expenses
Class 2.27%	.61%	.88%

Class 4.24%	.61%	.85%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended June 30, 2011, the actual direct and indirect expenses paid would have been $4.84 for Class 2 and $4.68 for Class 4; the hypothetical direct and indirect expenses paid would have been $4.82 for Class 2 and $4.67 for Class 4.
(d)	Based on the actual return for the six months ended June 30, 2011: +3.23% for Class 2 and +3.14% for Class 4.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  21

Fund Expense Examples (continued)

Variable Portfolio – Moderately Conservative Portfolio

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Jan. 1, 2011	June 30, 2011	the period(a)	the period(b),(c)
Class 2

Actual(d)	$1,000	$1,037.10	$1.41	$4.80

Hypothetical (5% return before expenses)	$1,000	$1,023.41	$1.40	$4.77

Class 4

Actual(d)	$1,000	$1,037.10	$1.16	$4.55

Hypothetical (5% return before expenses)	$1,000	$1,023.65	$1.15	$4.52

Annualized Expense Ratios

Fund’s	Acquired fund
annualized	(underlying fund)	Total Fund and acquired
expense ratio	fees and expenses(c)	fund fees and expenses
Class 2.28%	.67%	.95%

Class 4.23%	.67%	.90%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.74% for all classes. Had these commitments not been in place for the entire six month period ended June 30, 2011, the actual direct and indirect expenses paid would have been $5.15 for Class 2 and $4.90 for Class 4; the hypothetical direct and indirect expenses paid would have been $5.12 for Class 2 and $4.87 for Class 4.
(d)	Based on the actual return for the six months ended June 30, 2011: +3.71% for Class 2 and +3.71% for Class 4.

22  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Moderate Portfolio

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Jan. 1, 2011	June 30, 2011	the period(a)	the period(b),(c)
Class 2

Actual(d)	$1,000	$1,041.80	$1.42	$5.06

Hypothetical (5% return before expenses)	$1,000	$1,023.41	$1.40	$5.02

Class 4

Actual(d)	$1,000	$1,042.70	$1.11	$4.76

Hypothetical (5% return before expenses)	$1,000	$1,023.70	$1.10	$4.72

Annualized Expense Ratios

Fund’s	Acquired fund
annualized	(underlying fund)	Total Fund and acquired
expense ratio	fees and expenses(c)	fund fees and expenses
Class 2.28%	.72%	1.00%

Class 4.22%	.72%	.94%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.79% for all classes. Had these commitments not been in place for the entire six month period ended June 30, 2011, the actual direct and indirect expenses paid would have been $5.42 for Class 2 and $5.12 for Class 4; the hypothetical direct and indirect expenses paid would have been $5.37 for Class 2 and $5.07 for Class 4.
(d)	Based on the actual return for the six months ended June 30, 2011: +4.18% for Class 2 and +4.27% for Class 4.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  23

Fund Expense Examples (continued)

Variable Portfolio – Moderately Aggressive Portfolio

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Jan. 1, 2011	June 30, 2011	the period(a)	the period(b),(c)
Class 2

Actual(d)	$1,000	$1,046.50	$1.42	$5.28

Hypothetical (5% return before expenses)	$1,000	$1,023.41	$1.40	$5.22

Class 4

Actual(d)	$1,000	$1,046.40	$1.12	$4.97

Hypothetical (5% return before expenses)	$1,000	$1,023.70	$1.10	$4.92

Annualized Expense Ratios

Fund’s	Acquired fund
annualized	(underlying fund)	Total Fund and acquired
expense ratio	fees and expenses(c)	fund fees and expenses
Class 2.28%	.76%	1.04%

Class 4.22%	.76%	.98%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.83% for all classes. Had these commitments not been in place for the entire six month period ended June 30, 2011, the actual direct and indirect expenses paid would have been $5.63 for Class 2 and $5.33 for Class 4; the hypothetical direct and indirect expenses paid would have been $5.57 for Class 2 and $5.27 for Class 4.
(d)	Based on the actual return for the six months ended June 30, 2011: +4.65% for Class 2 and +4.64% for Class 4.

24  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Aggressive Portfolio

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Jan. 1, 2011	June 30, 2011	the period(a)	the period(b),(c)
Class 2

Actual(d)	$1,000	$1,050.50	$1.42	$5.49

Hypothetical (5% return before expenses)	$1,000	$1,023.41	$1.40	$5.42

Class 4

Actual(d)	$1,000	$1,052.30	$0.97	$5.04

Hypothetical (5% return before expenses)	$1,000	$1,023.85	$0.95	$4.97

Annualized Expense Ratios

Fund’s	Acquired fund
annualized	(underlying fund)	Total Fund and acquired
expense ratio	fees and expenses(c)	fund fees and expenses
Class 2.28%	.80%	1.08%

Class 4.19%	.80%	.99%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c)	The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.87% for all classes. Had these commitments not been in place for the entire six month period ended June 30, 2011, the actual direct and indirect expenses paid would have been $5.85 for Class 2 and $5.39 for Class 4; the hypothetical direct and indirect expenses paid would have been $5.77 for Class 2 and $5.32 for Class 4.
(d)	Based on the actual return for the six months ended June 30, 2011: +5.05% for Class 2 and +5.23% for Class 4.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  25

Investments in Affiliated Funds

Variable Portfolio – Conservative Portfolio
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (20.8%)

Global Real Estate (0.5%)
Variable Portfolio – Morgan Stanley Global Real Estate Fund	914,609	$10,737,510

International (4.5%)
Variable Portfolio – Alliance Bernstein International Value Fund	2,167,267	23,884,379
Variable Portfolio – Columbia Wanger International Equities Fund	602,246	7,401,607
Variable Portfolio – Invesco International Growth Fund	2,217,282	26,806,944
Variable Portfolio – Mondrian International Small Cap Fund	669,992	8,716,591
Variable Portfolio – Pyramis® International Equity Fund	2,029,212	23,843,240

Total		90,652,761

U.S. Large Cap (11.6%)
Columbia Variable Portfolio – Diversified Equity Income Fund(a)	2,440,402	33,799,564
Variable Portfolio – American Century Growth Fund(a)	2,789,353	33,388,550
Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	1,153,154	15,198,571
Variable Portfolio – Davis New York Venture Fund(a)	1,956,166	20,109,388
Variable Portfolio – MFS Value Fund(a)	2,950,287	33,544,757
Variable Portfolio – Marsico Growth Fund(a)	2,632,210	33,534,359
Variable Portfolio – NFJ Dividend Value Fund(a)	2,787,757	33,676,110
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	2,819,260	34,705,093

Total		237,956,392

U.S. Mid Cap (2.6%)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)	83,367	971,222
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	2,459,536	29,170,101
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	2,008,702	24,988,248

Total		55,129,571

U.S. Small Cap (1.6%)
Variable Portfolio – Partners Small Cap Growth Fund(a)	694,024	8,918,212
Variable Portfolio – Partners Small Cap Value Fund(a)	1,609,326	25,491,729

Total		34,409,941

Total Equity Funds
(Cost: $352,650,706)		$428,886,175

	Shares	Value

Fixed-Income Funds (73.2%)

Floating Rate (4.0%)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	8,259,066	$81,764,755

Global Bond (3.0%)
Columbia Variable Portfolio – Global Bond Fund	5,231,215	62,722,274

Inflation Protected Securities (6.9%)
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	15,795,113	143,419,622

Investment Grade (57.3%)
Columbia Variable Portfolio – Diversified Bond Fund	22,217,193	238,834,820
Columbia Variable Portfolio – Income Opportunities Fund	4,204,001	41,325,326
Columbia Variable Portfolio – Limited Duration Credit Fund	17,734,607	183,553,178
Columbia Variable Portfolio – Short Duration U.S. Government Fund	6,919,622	71,825,674
Variable Portfolio – American Century Diversified Bond Fund	22,138,650	234,226,920
Variable Portfolio – J.P. Morgan Core Bond Fund	20,878,747	218,809,271
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	7,934,317	81,882,157
Variable Portfolio – Wells Fargo Short Duration Government Fund	11,030,221	112,618,561

Total		1,183,075,907

Multisector (2.0%)
Columbia Variable Portfolio – Strategic Income Fund	4,826,847	41,269,541

Total Fixed-Income Funds
(Cost: $1,503,302,786)		$1,512,252,099

Cash Equivalents (6.0%)

Money Market (6.0%)
Columbia Variable Portfolio – Cash Management Fund, 0.100%(b)	123,778,221	$123,778,221

Total Cash Equivalents
(Cost: $123,778,221)		$123,778,221

Total Investments in Affiliated Funds
(Cost: $1,979,731,713)		$2,064,916,495
Other Assets and Liabilities		487,647

Net Assets		$2,065,404,142

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

26  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Conservative Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$2,064,916,495	$—	$—	$2,064,916,495

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  27

Investments in Affiliated Funds

Variable Portfolio – Moderately Conservative Portfolio
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (36.0%)

Global Real Estate (0.8%)
Variable Portfolio – Morgan Stanley Global Real Estate Fund	3,297,879	$38,717,099

International (8.9%)
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1,493,889	26,008,611
Variable Portfolio – Alliance Bernstein International Value Fund	9,356,813	103,112,077
Variable Portfolio – Columbia Wanger International Equities Fund	3,790,449	46,584,617
Variable Portfolio – Invesco International Growth Fund	12,013,517	145,243,420
Variable Portfolio – Mondrian International Small Cap Fund	2,578,390	33,544,856
Variable Portfolio – Pyramis® International Equity Fund	7,706,079	90,546,431

Total		445,040,012

U.S. Large Cap (19.3%)
Columbia Variable Portfolio – Diversified Equity Income Fund(a)	10,187,347	141,094,751
Variable Portfolio – American Century Growth Fund(a)	10,902,316	130,500,717
Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	4,095,504	53,978,747
Variable Portfolio – Davis New York Venture Fund(a)	9,491,722	97,574,907
Variable Portfolio – MFS Value Fund(a)	12,568,115	142,899,465
Variable Portfolio – Marsico Growth Fund(a)	10,232,053	130,356,349
Variable Portfolio – NFJ Dividend Value Fund(a)	11,886,520	143,589,166
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	10,520,073	129,502,103

Total		969,496,205

U.S. Mid Cap (4.4%)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)	5,060,376	58,953,384
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	5,810,556	68,913,195
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	7,319,848	91,058,902

Total		218,925,481

U.S. Small Cap (2.6%)
Variable Portfolio – Partners Small Cap Growth Fund(a)	3,092,774	39,742,146
Variable Portfolio – Partners Small Cap Value Fund(a)	5,840,056	92,506,487

Total		132,248,633

Total Equity Funds
(Cost: $1,449,396,634)		$1,804,427,430

	Shares	Value

Fixed-Income Funds (62.1%)

Floating Rate (2.0%)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	10,131,806	$100,304,881

Global Bond (2.2%)
Columbia Variable Portfolio – Global Bond Fund	9,172,821	109,982,117

Inflation Protected Securities (6.9%)
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	38,310,791	347,861,984

Investment Grade (50.0%)
Columbia Variable Portfolio – Diversified Bond Fund	41,297,047	443,943,256
Columbia Variable Portfolio – Income Opportunities Fund	7,554,082	74,256,622
Columbia Variable Portfolio – Limited Duration Credit Fund	44,380,912	459,342,441
Columbia Variable Portfolio – Short Duration U.S. Government Fund	14,343,394	148,884,433
Variable Portfolio – American Century Diversified Bond Fund	41,955,505	443,889,241
Variable Portfolio – J.P. Morgan Core Bond Fund	37,612,055	394,174,337
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	23,972,263	247,393,756
Variable Portfolio – Wells Fargo Short Duration Government Fund	29,106,156	297,173,854

Total		2,509,057,940

Multisector (1.0%)
Columbia Variable Portfolio – Strategic Income Fund	5,801,378	49,601,781

Total Fixed-Income Funds
(Cost: $3,104,169,676)		$3,116,808,703

Cash Equivalents (1.9%)

Money Market (1.9%)
Columbia Variable Portfolio – Cash Management Fund, 0.100%(b)	93,826,188	$93,826,188

Total Cash Equivalents
(Cost: $93,826,188)		$93,826,188

Total Investments in Affiliated Funds
(Cost: $4,647,392,498)		$5,015,062,321
Other Assets and Liabilities		1,030,058

Net Assets		$5,016,092,379

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Moderately Conservative Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$5,015,062,321	$—	$—	$5,015,062,321

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  29

Investments in Affiliated Funds

Variable Portfolio – Moderate Portfolio
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (50.3%)

Global Real Estate (1.0%)
Variable Portfolio – Morgan Stanley Global Real Estate Fund	16,789,789	$197,112,122

International (12.6%)
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	14,252,992	248,144,596
Variable Portfolio – Alliance Bernstein International Value Fund	53,647,291	591,193,150
Variable Portfolio – Columbia Wanger International Equities Fund	20,167,643	247,860,328
Variable Portfolio – Invesco International Growth Fund	65,034,073	786,261,946
Variable Portfolio – Mondrian International Small Cap Fund	10,731,090	139,611,479
Variable Portfolio – Pyramis® International Equity Fund	37,267,749	437,896,047

Total		2,450,967,546

U.S. Large Cap (27.0%)
Columbia Variable Portfolio – Diversified Equity Income Fund(a)	52,234,653	723,449,942
Variable Portfolio – American Century Growth Fund(a)	63,313,649	757,864,381
Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	21,336,490	281,214,933
Variable Portfolio – Davis New York Venture Fund(a)	54,272,567	557,921,985
Variable Portfolio – MFS Value Fund(a)	65,025,644	739,341,577
Variable Portfolio – Marsico Growth Fund(a)	58,441,992	744,550,985
Variable Portfolio – NFJ Dividend Value Fund(a)	61,786,965	746,386,535
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	58,391,790	718,802,940

Total		5,269,533,278

U.S. Mid Cap (6.0%)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)	29,866,317	347,942,597
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	36,532,898	433,280,172
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	32,099,033	399,311,970

Total		1,180,534,739

U.S. Small Cap (3.7%)
Variable Portfolio – Partners Small Cap Growth Fund(a)	14,162,189	181,984,126
Variable Portfolio – Partners Small Cap Value Fund(a)	34,719,704	549,960,109

Total		731,944,235

Total Equity Funds
(Cost: $7,944,125,181)		$9,830,091,920

	Shares	Value

Fixed-Income Funds (49.7%)

Floating Rate (2.0%)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	39,452,888	$390,583,587

Global Bond (3.0%)
Columbia Variable Portfolio – Global Bond Fund	49,003,730	587,554,723

Inflation Protected Securities (6.5%)
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	139,560,411	1,267,208,529

Investment Grade (35.2%)
Columbia Variable Portfolio – Diversified Bond Fund	102,008,097	1,096,587,047
Columbia Variable Portfolio – Income Opportunities Fund	58,741,769	577,431,590
Columbia Variable Portfolio – Limited Duration Credit Fund	124,924,021	1,292,963,621
Columbia Variable Portfolio – Short Duration U.S. Government Fund	32,783,913	340,297,015
Variable Portfolio – American Century Diversified Bond Fund	106,152,478	1,123,093,217
Variable Portfolio – J.P. Morgan Core Bond Fund	103,610,167	1,085,834,549
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	56,648,267	584,610,117
Variable Portfolio – Wells Fargo Short Duration Government Fund	75,021,371	765,968,194

Total		6,866,785,350

Multisector (3.0%)
Columbia Variable Portfolio – Strategic Income Fund	68,110,798	582,347,324

Total Fixed-Income Funds
(Cost: $9,671,655,296)		$9,694,479,513

Cash Equivalents (—%)

Money Market (—%)
Columbia Variable Portfolio – Cash Management Fund, 0.100%(b)	317,015	$317,015

Total Cash Equivalents
(Cost: $317,015)		$317,015

Total Investments in Affiliated Funds
(Cost: $17,616,097,492)		$19,524,888,448
Other Assets and Liabilities		3,402,588

Net Assets		$19,528,291,036

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Moderate Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$19,524,888,448	$—	$—	$19,524,888,448

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  31

Investments in Affiliated Funds

Variable Portfolio – Moderately Aggressive Portfolio
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (64.9%)

Global Real Estate (1.0%)
Variable Portfolio – Morgan Stanley Global Real Estate Fund	11,067,026	$129,926,881

International (16.5%)
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	11,297,132	196,683,069
Variable Portfolio – Alliance Bernstein International Value Fund	46,744,613	515,125,627
Variable Portfolio – Columbia Wanger International Equities Fund	14,355,544	176,429,635
Variable Portfolio – Invesco International Growth Fund	56,369,107	681,502,505
Variable Portfolio – Mondrian International Small Cap Fund	8,264,011	107,514,782
Variable Portfolio – Pyramis® International Equity Fund	38,939,527	457,539,445

Total		2,134,795,063

U.S. Large Cap (35.2%)
Columbia Variable Portfolio – Diversified Equity Income Fund(a)	44,396,926	614,897,421
Variable Portfolio – American Century Growth Fund(a)	53,915,890	645,373,203
Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	20,625,208	271,840,237
Variable Portfolio – Davis New York Venture Fund(a)	46,467,264	477,683,472
Variable Portfolio – MFS Value Fund(a)	54,409,881	618,640,349
Variable Portfolio – Marsico Growth Fund(a)	51,152,701	651,685,411
Variable Portfolio – NFJ Dividend Value Fund(a)	51,483,150	621,916,458
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	52,644,347	648,051,916

Total		4,550,088,467

U.S. Mid Cap (7.0%)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)	24,504,518	285,477,631
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	25,810,946	306,117,823
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	25,184,815	313,299,103

Total		904,894,557

U.S. Small Cap (5.2%)
Variable Portfolio – Partners Small Cap Growth Fund(a)	17,297,284	222,270,093
Variable Portfolio – Partners Small Cap Value Fund(a)	28,898,622	457,754,179

Total		680,024,272

Total Equity Funds
(Cost: $6,863,610,205)		$8,399,729,240

	Shares	Value

Fixed-Income Funds (35.1%)

Floating Rate (2.0%)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	26,067,338	$258,066,648

Global Bond (3.0%)
Columbia Variable Portfolio – Global Bond Fund	32,600,254	390,877,044

Inflation Protected Securities (4.6%)
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	64,620,978	586,758,478

Investment Grade (23.5%)
Columbia Variable Portfolio – Diversified Bond Fund	55,695,909	598,731,018
Columbia Variable Portfolio – Income Opportunities Fund	26,060,986	256,179,497
Columbia Variable Portfolio – Limited Duration Credit Fund	57,883,355	599,092,728
Columbia Variable Portfolio – Short Duration U.S. Government Fund	21,896,522	227,285,896
Variable Portfolio – American Century Diversified Bond Fund	34,450,049	364,481,518
Variable Portfolio – J.P. Morgan Core Bond Fund	23,037,955	241,437,770
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	25,294,130	261,035,427
Variable Portfolio – Wells Fargo Short Duration Government Fund	48,012,469	490,207,306

Total		3,038,451,160

Multisector (2.0%)
Columbia Variable Portfolio – Strategic Income Fund	30,465,431	260,479,435

Total Fixed-Income Funds
(Cost: $4,530,111,793)		$4,534,632,765

Cash Equivalents (—%)

Money Market (—%)
Columbia Variable Portfolio – Cash Management Fund, 0.100%(b)	15	$15

Total Cash Equivalents
(Cost: $15)		$15

Total Investments in Affiliated Funds
(Cost: $11,393,722,013)		$12,934,362,020
Other Assets and Liabilities		696,168

Net Assets		$12,935,058,188

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Moderately Aggressive Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$12,934,362,020	$—	$—	$12,934,362,020

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  33

Investments in Affiliated Funds

Variable Portfolio – Aggressive Portfolio
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (79.9%)

Global Real Estate (1.0%)
Variable Portfolio – Morgan Stanley Global Real Estate Fund	2,870,992	$33,705,443

International (20.5%)
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	3,867,290	67,329,525
Variable Portfolio – Alliance Bernstein International Value Fund	15,069,129	166,061,804
Variable Portfolio – Columbia Wanger International Equities Fund	5,461,795	67,125,463
Variable Portfolio – Invesco International Growth Fund	17,296,912	209,119,672
Variable Portfolio – Mondrian International Small Cap Fund	3,062,308	39,840,629
Variable Portfolio – Pyramis® International Equity Fund	11,470,466	134,777,971

Total		684,255,064

U.S. Large Cap (42.4%)
Columbia Variable Portfolio – Diversified Equity Income Fund(a)	13,706,572	189,836,019
Variable Portfolio – American Century Growth Fund(a)	16,669,967	199,539,500
Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	6,896,408	90,894,652
Variable Portfolio – Davis New York Venture Fund(a)	13,903,146	142,924,336
Variable Portfolio – MFS Value Fund(a)	17,046,743	193,821,471
Variable Portfolio – Marsico Growth Fund(a)	15,832,631	201,707,719
Variable Portfolio – NFJ Dividend Value Fund(a)	16,126,535	194,808,541
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	16,290,042	200,530,417

Total		1,414,062,655

U.S. Mid Cap (9.6%)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)	7,887,687	91,891,554
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	9,505,605	112,736,474
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	9,187,186	114,288,599

Total		318,916,627

U.S. Small Cap (6.4%)
Variable Portfolio – Partners Small Cap Growth Fund(a)	5,538,827	71,173,924
Variable Portfolio – Partners Small Cap Value Fund(a)	9,014,639	142,791,880

Total		213,965,804

Total Equity Funds
(Cost: $2,180,743,331)		$2,664,905,593

	Shares	Value

Fixed-Income Funds (20.0%)

Floating Rate (2.0%)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	6,720,632	$66,534,260

Global Bond (2.0%)
Columbia Variable Portfolio – Global Bond Fund	5,609,270	67,255,147

Inflation Protected Securities (3.5%)
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	12,994,409	117,989,235

Investment Grade (10.5%)
Columbia Variable Portfolio – Diversified Bond Fund	5,420,587	58,271,306
Columbia Variable Portfolio – Limited Duration Credit Fund	8,366,593	86,594,236
Columbia Variable Portfolio – Short Duration U.S. Government Fund	2,731,765	28,355,717
Variable Portfolio – American Century Diversified Bond Fund	2,678,126	28,334,573
Variable Portfolio – J.P. Morgan Core Bond Fund	2,706,773	28,366,980
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	3,245,171	33,490,168
Variable Portfolio – Wells Fargo Short Duration Government Fund	8,476,677	86,546,877

Total		349,959,857

Multisector (2.0%)
Columbia Variable Portfolio – Strategic Income Fund	7,789,902	66,603,662

Total Fixed-Income Funds
(Cost: $664,121,096)		$668,342,161

Cash Equivalents (—%)

Money Market (—%)
Columbia Variable Portfolio – Cash Management Fund, 0.100%(b)	10	$10

Total Cash Equivalents
(Cost: $10)		$10

Total Investments in Affiliated Funds
(Cost: $2,844,864,437)		$3,333,247,764
Other Assets and Liabilities		138,070

Net Assets		$3,333,385,834

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Aggressive Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$3,333,247,764	$—	$—	$3,333,247,764

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  35

Statement of Assets and Liabilities

		Variable Portfolio –
	Variable Portfolio –	Moderately	Variable Portfolio –
	Conservative	Conservative	Moderate
June 30, 2011 (Unaudited)	Portfolio	Portfolio	Portfolio
Assets
Investments in affiliated funds, at value
(identified cost $1,979,731,713, $4,647,392,498, $17,616,097,492)	$2,064,916,495	$5,015,062,321	$19,524,888,448
Receivable for:
Capital shares sold	1,995,217	1,971,035	7,679,385
Affiliated investments sold	615,494	3,685,631	16,628,149
Dividends from affiliated funds	34	26	—
Expense reimbursement due from Investment Manager	61,767	228,331	1,018,863

Total assets	2,067,589,007	5,020,947,344	19,550,214,845

Liabilities
Payable for:
Capital shares purchased	1,665,861	3,649,846	17,374,573
Distribution fees	417,250	1,015,511	3,946,225
Administration fees	33,377	81,234	315,673
Other expenses	68,377	108,374	287,338

Total liabilities	2,184,865	4,854,965	21,923,809

Net assets applicable to outstanding capital stock	$2,065,404,142	$5,016,092,379	$19,528,291,036

Represented by
Partners’ capital	$2,065,404,142	$5,016,092,379	$19,528,291,036

Total — representing net assets applicable to outstanding capital stock	$2,065,404,142	$5,016,092,379	$19,528,291,036

Net assets applicable to outstanding shares
Class 2	$410,632,533	$1,065,303,347	$3,953,804,965
Class 4	$1,654,771,609	$3,950,789,032	$15,574,486,071
Shares outstanding
Class 2	37,816,425	95,414,335	344,590,848
Class 4	152,469,759	353,281,891	1,356,162,912
Net asset value per share
Class 2	$10.86	$11.17	$11.47
Class 4	$10.85	$11.18	$11.48

The accompanying Notes to Financial Statements are an integral part of this statement.

36  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –
	Moderately	Variable Portfolio –
	Aggressive	Aggressive
June 30, 2011 (Unaudited)	Portfolio	Portfolio
Assets
Investments in affiliated funds, at value
(identified cost $11,393,722,013, $2,844,864,437)	$12,934,362,020	$3,333,247,764
Receivable for:
Capital shares sold	3,608,922	1,377,835
Affiliated investments sold	11,261,976	2,647,032
Expense reimbursement due from Investment Manager	654,799	235,236

Total assets	12,949,887,717	3,337,507,867

Liabilities
Capital shares purchased	11,842,328	3,319,918
Distribution fees	2,603,388	667,566
Administration fees	208,254	53,401
Other expenses	175,559	81,148

Total liabilities	14,829,529	4,122,033

Net assets applicable to outstanding capital stock	$12,935,058,188	$3,333,385,834

Represented by
Partners’ capital	$12,935,058,188	$3,333,385,834

Total — representing net assets applicable to outstanding capital stock	$12,935,058,188	$3,333,385,834

Net assets applicable to outstanding shares
Class 2	$2,637,652,571	$646,800,267
Class 4	$10,297,405,617	$2,686,585,567
Shares outstanding
Class 2	225,245,284	54,516,663
Class 4	878,303,799	226,231,306
Net asset value per share
Class 2	$11.71	$11.86
Class 4	$11.72	$11.88

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  37

Statement of Operations

		Variable
	Variable	Portfolio –	Variable
	Portfolio –	Moderately	Portfolio –
	Conservative	Conservative	Moderate
Six months ended June 30, 2011 (Unaudited)	Portfolio	Portfolio	Portfolio
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$41,817,596	$89,610,165	$344,208,928

Expenses:
Distribution fees
Class 2	372,022	1,023,973	3,772,456
Class 4	2,098,084	4,958,894	19,417,609
Administration fees	197,593	478,591	1,855,056
Custodian fees	11,240	10,240	11,050
Printing and postage fees	16,009	95,127	332,648
Professional fees	—	2,540	16,540
Other	—	36,055	36,421

Total expenses	2,694,948	6,605,420	25,441,780
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(246,197)	(896,800)	(4,330,854)

Total net expenses	2,448,751	5,708,620	21,110,926

Net investment income	39,368,845	83,901,545	323,098,002

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	23,420,810	28,990,588	46,768,623
Capital gain distributions from underlying affiliated funds	10,915,127	28,177,653	119,337,887

Net realized gain	34,335,937	57,168,241	166,106,510
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(11,832,557)	32,727,875	278,828,787

Net change in unrealized appreciation (depreciation)	(11,832,557)	32,727,875	278,828,787

Net realized and unrealized gain	22,503,380	89,896,116	444,935,297

Net increase in net assets resulting from operations	$61,872,225	$173,797,661	$768,033,299

The accompanying Notes to Financial Statements are an integral part of this statement.

38  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

	Variable
	Portfolio –	Variable
	Moderately	Portfolio –
	Aggressive	Aggressive
Six months ended June 30, 2011 (Unaudited)	Portfolio	Portfolio
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$179,118,728	$31,798,293

Expenses:
Distribution fees
Class 2	2,451,817	574,242
Class 4	12,741,611	3,351,497
Administration fees	1,215,377	314,034
Custodian fees	10,240	10,240
Printing and postage fees	188,051	52,670
Professional fees	12,540	540
Other	37,057	36,057

Total expenses	16,656,693	4,339,280
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,791,864)	(1,100,796)

Total net expenses	13,864,829	3,238,484

Net investment income	165,253,899	28,559,809

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	29,701,664	11,208,000
Capital gain distributions from underlying affiliated funds	71,706,595	16,906,691

Net realized gain	101,408,259	28,114,691
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	278,299,800	97,261,022

Net change in unrealized appreciation (depreciation)	278,299,800	97,261,022

Net realized and unrealized gain	379,708,059	125,375,713

Net increase in net assets resulting from operations	$544,961,958	$153,935,522

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  39

Statement of Changes in Net Assets

	Variable Portfolio –			Variable Portfolio –
	Conservative Portfolio			Moderately Conservative Portfolio
	Six months ended	Year ended		Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)		June 30, 2011	December 31, 2010(a)
	(Unaudited)			(Unaudited)
Operations
Net investment income	$39,368,845	$21,290,610		$83,901,545	$37,653,340
Net realized gain (loss)	34,335,937	7,036,974		57,168,241	(620,144)
Net change in unrealized appreciation (depreciation)	(11,832,557)	91,838,798		32,727,875	327,207,301

Net increase in net assets resulting from operations	61,872,225	120,166,382		173,797,661	364,240,497

Increase (decrease) in net assets from share transactions	(74,554,351)	1,957,864,616		107,173,077	4,370,873,015

Total increase (decrease) in net assets	(12,682,126)	2,078,030,998		280,970,738	4,735,113,512
Net assets at beginning of period	2,078,086,268	55,270	(b)	4,735,121,641	8,129	(c)

Net assets at end of period	$2,065,404,142	$2,078,086,268		$5,016,092,379	$4,735,121,641

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $50,000 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $370 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $2,500 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $11 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six months ended				Six months ended
	June 30, 2011		Year ended		June 30, 2011		Year ended
	(Unaudited)		December 31, 2010		(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	10,689,034	114,857,048	22,940,148	234,214,876	29,846,807	328,950,259	59,685,478	614,342,216
Fund merger	5,828,816	63,440,284	—	—	6,663,260	75,014,356	—	—
Redemptions	(1,272,165)	(13,569,516)	(369,908)	(3,834,394)	(459,285)	(5,057,170)	(322,425)	(3,348,448)

Net increase	15,245,685	164,727,816	22,570,240	230,380,482	36,050,782	398,907,445	59,363,053	610,993,768

Class 4 shares
Subscriptions	4,540,722	48,753,670	192,541,466	1,909,309,669	2,412,858	26,668,031	397,568,845	3,945,746,679
Redemptions	(27,057,386)	(288,035,837)	(17,560,107)	(181,825,535)	(28,978,919)	(318,402,399)	(17,721,207)	(185,867,432)

Net increase (decrease)	(22,516,664)	(239,282,167)	174,981,359	1,727,484,134	(26,566,061)	(291,734,368)	379,847,638	3,759,879,247

Total net increase (decrease)	(7,270,979)	(74,554,351)	197,551,599	1,957,864,616	9,484,721	107,173,077	439,210,691	4,370,873,015

The accompanying Notes to Financial Statements are an integral part of this statement.

40  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –			Variable Portfolio –
	Moderate Portfolio			Moderately Aggressive Portfolio
	Six months ended	Year ended		Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)		June 30, 2011	December 31, 2010(a)
	(Unaudited)			(Unaudited)
Operations
Net investment income	$323,098,002	$140,573,096		$165,253,899	$68,714,227
Net realized gain (loss)	166,106,510	(24,160,373)		101,408,259	(21,359,873)
Net change in unrealized appreciation (depreciation)	278,828,787	1,610,839,481		278,299,800	1,249,404,424

Net increase in net assets resulting from operations	768,033,299	1,727,252,204		544,961,958	1,296,758,778

Increase (decrease) in net assets from share transactions	1,048,451,495	15,984,545,909		1,138,334,145	9,954,995,178

Total increase (decrease) in net assets	1,816,484,794	17,711,798,113		1,683,296,103	11,251,753,956
Net assets at beginning of period	17,711,806,242	8,129	(b)	11,251,762,085	8,129	(b)

Net assets at end of period	$19,528,291,036	$17,711,806,242		$12,935,058,188	$11,251,762,085

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $2,500 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $11 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six months ended				Six months ended
	June 30, 2011		Year ended		June 30, 2011		Year ended
	(Unaudited)		December 31, 2010		(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	132,052,930	1,493,101,953	200,919,511	2,083,627,737	101,555,376	1,171,109,611	117,278,065	1,217,043,991
Fund merger	12,460,442	145,067,599	—	—	7,191,772	85,852,215	—	—
Redemptions	(601,397)	(6,800,874)	(241,138)	(2,435,738)	(625,693)	(7,255,195)	(154,736)	(1,563,096)

Net increase	143,911,975	1,631,368,678	200,678,373	2,081,191,999	108,121,455	1,249,706,631	117,123,329	1,215,480,895

Class 4 shares
Subscriptions	2,012,797	22,598,836	1,457,822,893	14,424,675,804	14,000,159	160,488,521	931,084,653	9,183,910,473
Redemptions	(53,461,908)	(605,516,019)	(50,211,184)	(521,321,894)	(23,436,129)	(271,861,007)	(43,345,198)	(444,396,190)

Net increase (decrease)	(51,449,111)	(582,917,183)	1,407,611,709	13,903,353,910	(9,435,970)	(111,372,486)	887,739,455	8,739,514,283

Total net increase (decrease)	92,462,864	1,048,451,495	1,608,290,082	15,984,545,909	98,685,485	1,138,334,145	1,004,862,784	9,954,995,178

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  41

Statement of Changes in Net Assets (continued)

	Variable Portfolio –
	Aggressive Portfolio
	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)
	(Unaudited)
Operations
Net investment income	$28,559,809	$6,960,574
Net realized gain (loss)	28,114,691	(5,890,964)
Net change in unrealized appreciation (depreciation)	97,261,022	385,272,873

Net increase in net assets resulting from operations	153,935,522	386,342,483

Increase (decrease) in net assets from share transactions	276,774,100	2,516,278,613

Total increase (decrease) in net assets	430,709,622	2,902,621,096
Net assets at beginning of period	2,902,676,212	55,116	(b)

Net assets at end of period	$3,333,385,834	$2,902,676,212

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $50,000 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $524 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

	Variable Portfolio – Aggressive Portfolio
	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	26,351,954	312,403,756	25,311,959	262,183,029
Fund merger	3,271,114	34,949,477	—	—
Redemptions	(290,503)	(3,395,071)	(128,361)	(1,329,917)

Net increase	29,332,565	343,958,162	25,183,598	260,853,112

Class 4 shares
Subscriptions	4,832,047	56,120,493	245,813,236	2,396,617,168
Redemptions	(10,476,228)	(123,304,555)	(13,942,814)	(141,191,667)

Net increase (decrease)	(5,644,181)	(67,184,062)	231,870,422	2,255,425,501

Total net increase (decrease)	23,688,384	276,774,100	257,054,020	2,516,278,613

The accompanying Notes to Financial Statements are an integral part of this statement.

42  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Variable Portfolio – Conservative Portfolio

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.52		$9.93

Income from investment operations:
Net investment income	0.29		0.04
Net realized and unrealized gain on investments	0.05		0.55

Total from investment operations	0.34		0.59

Net asset value, end of period	$10.86		$10.52

Total return	3.23%		5.94%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.28%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.27%	(c)	0.28%	(c)

Net investment income	5.42%	(c)	0.55%	(c)

Supplemental data
Net assets, end of period (in thousands)	$410,633		$237,556

Portfolio turnover	7%		28%

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 4
Per share data
Net asset value, beginning of period	$10.52		$9.93

Income from operations:
Net investment income	0.20		0.12
Net realized and unrealized gain on investments	0.13		0.47

Total from investment operations	0.33		0.59

Net asset value, end of period	$10.85		$10.52

Total return	3.14%		5.94%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.28%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.24%	(c)	0.22%	(c)

Net investment income	3.73%	(c)	1.84%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,654,772		$1,840,530

Portfolio turnover	7%		28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  43

Financial Highlights (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.77		$9.99

Income from investment operations:
Net investment income	0.25		0.03
Net realized and unrealized gain on investments	0.15		0.75

Total from investment operations	0.40		0.78

Net asset value, end of period	$11.17		$10.77

Total return	3.71%		7.81%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	(c)	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.28%	(c)	0.27%	(c)

Net investment income	4.50%	(c)	0.43%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,065,303		$639,226

Portfolio turnover	3%		29%

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 4
Per share data
Net asset value, beginning of period	$10.78		$9.99

Income from operations:
Net investment income	0.18		0.10
Net realized and unrealized gain on investments	0.22		0.69

Total from investment operations	0.40		0.79

Net asset value, end of period	$11.18		$10.78

Total return	3.71%		7.91%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	(c)	0.28%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.23%	(c)	0.21%	(c)

Net investment income	3.30%	(c)	1.52%	(c)

Supplemental data
Net assets, end of period (in thousands)	$3,950,789		$4,095,896

Portfolio turnover	3%		29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

44  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Moderate Portfolio

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.01		$9.99

Income from investment operations:
Net investment income	0.25		0.03
Net realized and unrealized gain on investments	0.21		0.99

Total from investment operations	0.46		1.02

Net asset value, end of period	$11.47		$11.01

Total return	4.18%		10.21%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	(c)	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.28%	(c)	0.27%	(c)

Net investment income	4.43%	(c)	0.46%	(c)

Supplemental data
Net assets, end of period (in thousands)	$3,953,805		$2,208,757

Portfolio turnover	1%		20%

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 4
Per share data
Net asset value, beginning of period	$11.01		$9.99

Income from operations:
Net investment income	0.19		0.10
Net realized and unrealized gain on investments	0.28		0.92

Total from investment operations	0.47		1.02

Net asset value, end of period	$11.48		$11.01

Total return	4.27%		10.21%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.22%	(c)	0.20%	(c)

Net investment income	3.30%	(c)	1.53%	(c)

Supplemental data
Net assets, end of period (in thousands)	$15,574,486		$15,503,050

Portfolio turnover	1%		20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  45

Financial Highlights (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.19		$9.99

Income from investment operations:
Net investment income	0.20		0.03
Net realized and unrealized gain on investments	0.32		1.17

Total from investment operations	0.52		1.20

Net asset value, end of period	$11.71		$11.19

Total return	4.65%		12.01%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	(c)	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.28%	(c)	0.27%	(c)

Net investment income	3.55%	(c)	0.43%	(c)

Supplemental data
Net assets, end of period (in thousands)	$2,637,653		$1,310,385

Portfolio turnover	1%		18%

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 4
Per share data
Net asset value, beginning of period	$11.20		$9.99

Income from operations:
Net investment income	0.15		0.08
Net realized and unrealized gain on investments	0.37		1.13

Total from investment operations	$0.52		$1.21

Net asset value, end of period	$11.72		$11.20

Total return	4.64%		12.11%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.22%	(c)	0.20%	(c)

Net investment income	2.56%	(c)	1.18%	(c)

Supplemental data
Net assets, end of period (in thousands)	$10,297,406		$9,941,377

Portfolio turnover	1%		18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

46  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Aggressive Portfolio

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.29		$9.90

Income from investment operations:
Net investment income	0.15		0.01
Net realized and unrealized gain on investments	0.42		1.38

Total from investment operations	0.57		1.39

Net asset value, end of period	$11.86		$11.29

Total return	5.05%		14.04%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	(c)	0.27%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.28%	(c)	0.27%	(c)

Net investment income	2.52%	(c)	0.19%	(c)

Supplemental data
Net assets, end of period (in thousands)	$646,800		$284,243

Portfolio turnover	2%		20%

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 4
Per share data
Net asset value, beginning of period	$11.29		$9.90

Income from operations:
Net investment income	0.10		0.03
Net realized and unrealized gain on investments	0.49		1.36

Total from investment operations	$0.59		$1.39

Net asset value, end of period	$11.88		$11.29

Total return	5.23%		14.04%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	(c)	0.28%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.19%	(c)	0.17%	(c)

Net investment income	1.70%	(c)	0.46%	(c)

Supplemental data
Net assets, end of period (in thousands)	$2,686,586		$2,618,433

Portfolio turnover	2%		20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to March 7, 2011 the Trust was named RiverSource Variable Series Trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio; and Variable Portfolio – Aggressive Portfolio. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners.

Each Fund currently operates as a diversified fund. Each Fund is a “fund-of-funds” and invests in a combination of affiliated underlying funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 2 and Class 4 shares. Class 2 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York. You may not buy (nor will you own) shares of the Fund directly. You invest by buying a contract or life insurance policy and making allocations to the subaccounts that invest in each Fund. Both share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

*	For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds’ most recent prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation
Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

48  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Federal Income Tax Status
The Funds are treated as a partnerships for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications
Under the Trusts’ organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees
Each Fund does not pay Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), a direct management fee for managing its assets.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

Compensation of Board Members
Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

Distribution Fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 and Class 4 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board of Trustees (the Board), so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.32% for Class 2 and Class 4 as a percentage of each Fund’s average daily net assets.

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investments in underlying funds, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

Under the agreement, net operating expenses, including fees and expenses of Underlying Funds, will not exceed the amounts shown below for Class 4 shares through April 30, 2012:

Net expenses, including
Underlying Fund fees
Fund	and expense
Variable Portfolio – Conservative Portfolio	0.86%
Variable Portfolio – Moderately Conservative Portfolio	0.90
Variable Portfolio – Moderate Portfolio	0.94
Variable Portfolio – Moderately Aggressive Portfolio	0.98
Variable Portfolio – Aggressive Portfolio	0.99

For the six months ended June 30, 2011, the total expenses, as a percentage of average daily net assets applicable to Class 4 shares, before fee waiver/expense reimbursements and including Underlying Fund fees and expenses were as follows:

		Class 4 Underlying
	Class 4 Annualized	Fund Fees and	Class 4
Fund	Expenses	Expenses	Total Expenses
Variable Portfolio – Conservative Portfolio	0.27%	0.62%	0.89%
Variable Portfolio – Moderately Conservative Portfolio	0.28	0.67	0.95
Variable Portfolio – Moderate Portfolio	0.27	0.72	0.99
Variable Portfolio – Moderately Aggressive Portfolio	0.27	0.76	1.03
Variable Portfolio – Aggressive Portfolio	0.27	0.80	1.07

Note 4. Portfolio Information

For the six months ended June 30, 2011, the cost of purchases and proceeds from sales of investments in Underlying Funds, for each fund aggregated to:

Fund	Purchases	Proceeds
Variable Portfolio – Conservative Portfolio	$143,740,419	$231,826,666
Variable Portfolio – Moderately Conservative Portfolio	272,890,674	129,354,154
Variable Portfolio – Moderate Portfolio	1,531,854,171	178,407,026
Variable Portfolio – Moderately Aggressive Portfolio	1,425,884,691	136,584,978
Variable Portfolio – Aggressive Portfolio	338,278,352	51,069,716

Transactions to realign each Fund’s portfolio following the mergers (as described in Note 7) are excluded for purposes of calculating each Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales as follows:

Fund	Realignment Purchases	Realignment Proceeds
Variable Portfolio – Conservative Portfolio	$63,376,714	$63,329,927
Variable Portfolio – Moderately Conservative Portfolio	74,640,751	74,597,841
Variable Portfolio – Moderate Portfolio	143,763,959	143,701,959
Variable Portfolio – Moderately Aggressive Portfolio	84,826,512	84,800,895
Variable Portfolio – Aggressive Portfolio	34,427,180	34,421,106

Note 5. Investments in Underlying Affiliated Funds over 5%

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2011, each Fund held the following positions, which exceeded 5% of the Underlying Fund’s shares outstanding:

Variable Portfolio – Conservative Portfolio

Underlying Fund	Percentage of Underlying Fund’s Shares Held
Columbia Variable Portfolio – Cash Management Fund	16.61%
Variable Portfolio – J.P. Morgan Core Bond Fund	11.11
Variable Portfolio – American Century Diversified Bond Fund	10.67
Columbia Variable Portfolio – Diversified Bond Fund	5.98
Columbia Variable Portfolio – Short Duration U.S. Government Fund	5.79
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	5.16

50  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Moderately Conservative Portfolio

Underlying Fund	Percentage of Underlying Fund’s Shares Held
Variable Portfolio – American Century Diversified Bond Fund	20.22%
Variable Portfolio – J.P. Morgan Core Bond Fund	20.01
Columbia Variable Portfolio – Cash Management Fund	12.59
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	12.51
Columbia Variable Portfolio – Short Duration U.S. Government Fund	12.00
Columbia Variable Portfolio – Diversified Bond Fund	11.12
Variable Portfolio – Mondrian International Small Cap Fund	10.19
Variable Portfolio – Jennison Mid Cap Growth Fund	9.65
Variable Portfolio – Morgan Stanley Global Real Estate Fund	9.38
Variable Portfolio – MFS Value Fund	8.27
Variable Portfolio – Pyramis International Equity Fund	7.91
Variable Portfolio – Invesco International Growth Fund	7.85
Variable Portfolio – Partners Small Cap Growth Fund	7.54
Variable Portfolio – Columbia Wanger U.S. Equities Fund	7.50
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	7.49
Variable Portfolio – Marsico Growth Fund	7.40
Variable Portfolio – American Century Growth Fund	7.39
Variable Portfolio – Davis New York Venture Fund	7.14
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	7.11
Columbia Variable Portfolio – Global Bond Fund	6.40
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	6.32
Columbia Variable Portfolio – Income Opportunities Fund	6.19
Variable Portfolio – Partners Small Cap Value Fund	6.05

Variable Portfolio – Moderate Portfolio

Underlying Fund	Percentage of Underlying Fund’s Shares Held
Variable Portfolio – J.P. Morgan Core Bond Fund	55.11%
Columbia Variable Portfolio – Strategic Income Fund	54.63
Variable Portfolio – American Century Diversified Bond Fund	51.15
Columbia Variable Portfolio – Income Opportunities Fund	48.10
Variable Portfolio – Morgan Stanley Global Real Estate Fund	47.76
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	45.57
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	44.69
Variable Portfolio – American Century Growth Fund	42.97
Variable Portfolio – MFS Value Fund	42.75
Variable Portfolio – Invesco International Growth Fund	42.50
Variable Portfolio – Mondrian International Small Cap Fund	42.40
Variable Portfolio – Jennison Mid Cap Growth Fund	42.34
Variable Portfolio – Marsico Growth Fund	42.22
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	41.50
Variable Portfolio – Davis New York Venture Fund	40.72
Variable Portfolio – Columbia Wanger U.S. Equities Fund	39.41
Variable Portfolio – Pyramis International Equity Fund	38.24
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	37.32
Variable Portfolio – Partners Small Cap Value Fund	35.87
Variable Portfolio – Partners Small Cap Growth Fund	34.77
Columbia Variable Portfolio – Global Bond Fund	34.21
Columbia Variable Portfolio – Diversified Bond Fund	27.47
Columbia Variable Portfolio – Short Duration U.S. Government Fund	27.44
Columbia Variable Portfolio – Emerging Markets Opportunity	23.57
Columbia Variable Portfolio – Diversified Equity Income Fund	21.86

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

Variable Portfolio – Moderately Aggressive Portfolio

Underlying Fund	Percentage of Underlying Fund’s Shares Held
Variable Portfolio – Partners Small Cap Growth Fund	42.41%
Variable Portfolio – Pyramis International Equity Fund	39.96
Variable Portfolio – Columbia Wanger U.S. Equities Fund	38.05
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	37.41
Variable Portfolio – Marsico Growth Fund	36.95
Variable Portfolio – Invesco International Growth Fund	36.83
Variable Portfolio – American Century Growth Fund	36.45
Variable Portfolio – MFS Value Fund	35.77
Variable Portfolio – Davis New York Venture Fund	34.86
Variable Portfolio – Jennison Mid Cap Growth Fund	33.19
Variable Portfolio – Mondrian International Small Cap Fund	32.66
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	31.57
Variable Portfolio – Morgan Stanley Global Real Estate Fund	31.48
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	30.50
Variable Portfolio – Partners Small Cap Value Fund	29.84
Columbia Variable Portfolio – Strategic Income Fund	24.44
Columbia Variable Portfolio – Global Bond Fund	22.76
Columbia Variable Portfolio – Income Opportunities Fund	21.34
Columbia Variable Portfolio – Global Inflation Protected Securities Fund	21.10
Columbia Variable Portfolio – Emerging Markets Opportunity	18.68
Columbia Variable Portfolio – Diversified Equity Income Fund	18.58
Columbia Variable Portfolio – Short Duration U.S. Government Fund	18.33
Variable Portfolio – American Century Diversified Bond Fund	16.60
Columbia Variable Portfolio – Diversified Bond Fund	15.00
Variable Portfolio – J.P. Morgan Core Bond Fund	12.26

Variable Portfolio – Aggressive Portfolio

Underlying Fund	Percentage of Underlying Fund’s Shares Held
Variable Portfolio – Partners Small Cap Growth Fund	13.50%
Variable Portfolio – Columbia Wanger U.S. Equities Fund	12.65
Variable Portfolio – Mondrian International Small Cap Fund	12.10
Variable Portfolio – Jennison Mid Cap Growth Fund	12.10
Variable Portfolio – Pyramis International Equity Fund	11.77
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	11.63
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	11.58
Variable Portfolio – Marsico Growth Fund	11.44
Variable Portfolio – Invesco International Growth Fund	11.30
Variable Portfolio – American Century Growth Fund	11.27
Variable Portfolio – MFS Value Fund	11.21
Variable Portfolio – Davis New York Venture Fund	10.43
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	9.82
Variable Portfolio – Partners Small Cap Value Fund	9.31
Variable Portfolio – Morgan Stanley Global Real Estate Fund	8.17
Columbia Variable Portfolio – Emerging Markets Opportunity Fund	6.40
Columbia Variable Portfolio – Strategic Income Fund	6.25
Columbia Variable Portfolio – Diversified Equity Income Fund	5.74

Note 6. Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of each Fund’s Class 2 and Class 4 shares.

52  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Note 7. Fund Merger

Variable Portfolio – Conservative Portfolio

At the close of business on April 29, 2011, Variable Portfolio – Conservative Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios – Conservative. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio – Conservative Portfolio immediately before the acquisition were $1,959,931,198 and the combined net assets immediately after the acquisition were $2,023,356,793.

The merger was accomplished by a tax-free exchange of 5,657,227 shares of Disciplined Asset Allocation Portfolios – Conservative valued at $63,440,284 (including $5,178,613 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios – Conservative shares, Variable Portfolio – Conservative Portfolio issued the following number of shares:

Shares
Class 2	5,828,816

For financial reporting purposes, net assets received and shares issued by Variable Portfolio – Conservative Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios – Conservative’s cost of investments was carried forward to align ongoing reporting of Variable Portfolio – Conservative Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Variable Portfolio – Conservative Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios – Conservative that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 Variable Portfolio – Conservative Portfolio’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the six months ended June 30, 2011 would have been approximately $39.5 million, $35.8 million, $(10.8) million, and $64.5 million, respectively.

Variable Portfolio – Moderately Conservative Portfolio

At the close of business on April 29, 2011, Variable Portfolio – Moderately Conservative Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios – Moderately Conservative. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio – Moderately Conservative Portfolio immediately before the acquisition were $4,892,029,967 and the combined net assets immediately after the acquisition were $4,967,044,323.

The merger was accomplished by a tax-free exchange of 6,845,648 shares of Disciplined Asset Allocation Portfolios – Moderately Conservative valued at $75,014,356 (including $7,734,657 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios – Moderately Conservative shares, Variable Portfolio – Moderately Conservative Portfolio issued the following number of shares:

Shares
Class 2	6,663,260

For financial reporting purposes, net assets received and shares issued by Variable Portfolio – Moderately Conservative Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios – Moderately Conservative’s cost of investments was carried forward to align ongoing reporting of Variable Portfolio – Moderately Conservative Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

The financial statements reflect the operations of Variable Portfolio – Moderately Conservative Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios – Moderately Conservative that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 Variable Portfolio – Moderately Conservative Portfolio’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the six months ended June 30, 2011 would have been approximately $83.7 million, $58.5 million, $35 million and $177.2 million, respectively.

Variable Portfolio – Moderate Portfolio

At the close of business on April 29, 2011, Variable Portfolio – Moderate Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios – Moderate. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio – Moderate Portfolio immediately before the acquisition were $19,350,638,941 and the combined net assets immediately after the acquisition were $19,495,706,540.

The merger was accomplished by a tax-free exchange of 13,454,504 shares of Disciplined Asset Allocation Portfolios – Moderate valued at $145,067,599 (including $19,122,698 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios – Moderate shares, Variable Portfolio – Moderate Portfolio issued the following number of shares:

Shares
Class 2	12,460,442

For financial reporting purposes, net assets received and shares issued by Variable Portfolio – Moderate Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios – Moderate’s cost of investments was carried forward to align ongoing reporting of Variable Portfolio – Moderate Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Variable Portfolio – Moderate Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios – Moderate that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 Variable Portfolio – Moderate Portfolio’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the six months ended June 30, 2011 would have been approximately $320 million, $167.9 million, $285.2 million and $773.1 million, respectively.

Variable Portfolio – Moderately Aggressive Portfolio

At the close of business on April 29, 2011, Variable Portfolio – Moderately Aggressive Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios – Moderately Aggressive. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio – Moderately Aggressive Portfolio immediately before the acquisition were $12,904,118,662 and the combined net assets immediately after the acquisition were $12,989,970,877.

The merger was accomplished by a tax-free exchange of 7,987,884 shares of Disciplined Asset Allocation Portfolios – Moderately Aggressive valued at $85,852,215 (including $12,935,793 of unrealized appreciation).

54  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

In exchange for Disciplined Asset Allocation Portfolios – Moderately Aggressive shares, Variable Portfolio – Moderately Aggressive Portfolio issued the following number of shares:

Shares
Class 2	7,191,772

For financial reporting purposes, net assets received and shares issued by Variable Portfolio – Moderately Aggressive Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios – Moderately Aggressive’s cost of investments was carried forward to align ongoing reporting of Variable Portfolio – Moderately Aggressive Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Variable Portfolio – Moderately Aggressive Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios – Moderately Aggressive that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 Variable Portfolio – Moderately Aggressive Portfolio’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the six months ended June 30, 2011 would have been approximately $163.1 million, $103.1 million, $282.2 million and $548.4 million, respectively.

Variable Portfolio – Aggressive Portfolio

At the close of business on April 29, 2011, Variable Portfolio – Aggressive Portfolio acquired the assets and assumed the identified liabilities of Disciplined Asset Allocation Portfolios – Aggressive. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Variable Portfolio – Aggressive Portfolio immediately before the acquisition were $3,340,413,252 and the combined net assets immediately after the acquisition were $3,375,362,729.

The merger was accomplished by a tax-free exchange of 3,271,114 shares of Disciplined Asset Allocation Portfolios – Aggressive valued at $34,949,477 (including $5,849,448 of unrealized appreciation).

In exchange for Disciplined Asset Allocation Portfolios – Aggressive shares, Variable Portfolio – Aggressive Portfolio issued the following number of shares:

Shares
Class 2	2,872,985

For financial reporting purposes, net assets received and shares issued by Variable Portfolio – Aggressive Portfolio were recorded at fair value; however, Disciplined Asset Allocation Portfolios – Aggressive’s cost of investments was carried forward to align ongoing reporting of Variable Portfolio – Aggressive Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Variable Portfolio – Aggressive Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Disciplined Asset Allocation Portfolios – Aggressive that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 Variable Portfolio – Aggressive Portfolio’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the six months ended June 30, 2011 would have been approximately $27.5 million, $28.6 million, $99.3 million and $155.4 million, respectively.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  55

Notes to Financial Statements (continued)

Note 9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

56  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

For Variable Portfolio-Conservative Portfolio, Variable Portfolio-Moderately Conservative Portfolio, Variable Portfolio-Moderate Portfolio, Variable Portfolio-Moderately Aggressive Portfolio and Variable Portfolio-Aggressive Portfolio

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1: To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for the election of trustees.

Variable Portfolio-Conservative Portfolio

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted “For”	Dollars Voted “Against”	Abstentions	Broker Non-Votes
1,922,628,220.676	71,844,702.188	90,936,273.968	0.000

Variable Portfolio-Moderately Conservative Portfolio

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted “For”	Dollars Voted “Against”	Abstentions	Broker Non-Votes
4,385,296,542.042	150,031,608.943	169,631,919.474	0.000

VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT  57

Results of Meeting of Shareholders

Variable Portfolio-Moderate Portfolio

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted “For”	Dollars Voted “Against”	Abstentions	Broker Non-Votes
16,242,730,420.816	584,888,875.478	651,310,545.858	0.000

Variable Portfolio-Moderately Aggressive Portfolio

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted “For”	Dollars Voted “Against”	Abstentions	Broker Non-Votes
10,251,983,257.626	443,670,109.021	360,374,998.479	0.000

Variable Portfolio-Aggressive Portfolio

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted “For”	Dollars Voted “Against”	Abstentions	Broker Non-Votes
2,634,206,808.382	124,260,167.209	86,609,369.044	0.000

58  VARIABLE PORTFOLIOS — 2011 SEMIANNUAL REPORT

Variable Portfolios
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. Variable Portfolios are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6535 C (8/11)

Semiannual Report

Variable Portfolio Funds

Semiannual Report For the Period Ended
June 30, 2011

References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio – Limited Duration Credit Fund
(formerly known as RiverSource Variable Portfolio – Limited
Duration Bond Fund)
Variable Portfolio – AllianceBernstein International Value Fund
Variable Portfolio – American Century Diversified Bond Fund
Variable Portfolio – American Century Growth Fund
Variable Portfolio – Columbia Wanger International Equities Fund
Variable Portfolio – Columbia Wanger U.S. Equities Fund
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Variable Portfolio – Invesco International Growth Fund
Variable Portfolio – J.P. Morgan Core Bond Fund
Variable Portfolio – Jennison Mid Cap Growth Fund
Variable Portfolio – MFS Value Fund
Variable Portfolio – Marsico Growth Fund
Variable Portfolio – Mondrian International Small Cap Fund
Variable Portfolio – Morgan Stanley Global Real Estate Fund
Variable Portfolio – NFJ Dividend Value Fund
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
Variable Portfolio – Partners Small Cap Growth Fund
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
Variable Portfolio – Pyramis® International Equity Fund
Variable Portfolio – Wells Fargo Short Duration Government Fund

Please remember that you may not buy (nor will you own) shares of the Funds directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in a Fund.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

Pyramis® is a registered service mark of FMR LLC. Used under license.

 Not FDIC insured - May Lose Value - No Bank Guarantee

The Variable Portfolio (VP) Funds provide several alternatives to consider for investment through your variable annuity contract or life insurance policy.

2011 SEMIANNUAL REPORT

The purpose of this semiannual report is to tell investors how the Fund performed.

Columbia VP – Limited Duration Credit Fund
Your Fund at a Glance	2
VP – AllianceBernstein International Value Fund
Your Fund at a Glance	4
VP – American Century Diversified Bond Fund
Your Fund at a Glance	6
VP – American Century Growth Fund
Your Fund at a Glance	8
VP – Columbia Wanger International Equities Fund
Your Fund at a Glance	10
VP – Columbia Wanger U.S. Equities Fund
Your Fund at a Glance	13
VP – Eaton Vance Floating-Rate Income Fund
Your Fund at a Glance	15
VP – Invesco International Growth Fund
Your Fund at a Glance	17
VP – J.P. Morgan Core Bond Fund
Your Fund at a Glance	19
VP – Jennison Mid Cap Growth Fund
Your Fund at a Glance	21
VP – MFS Value Fund
Your Fund at a Glance	23
VP – Marsico Growth Fund
Your Fund at a Glance	25
VP – Mondrian International Small Cap Fund
Your Fund at a Glance	27
VP – Morgan Stanley Global Real Estate Fund
Your Fund at a Glance	29
VP – NFJ Dividend Value Fund
Your Fund at a Glance	31
VP – Nuveen Winslow Large Cap Growth Fund
Your Fund at a Glance	33
VP – Partners Small Cap Growth Fund
Your Fund at a Glance	35
VP – PIMCO Mortgage-Backed Securities Fund
Your Fund at a Glance	37
VP – Pyramis® International Equity Fund
Your Fund at a Glance	39
VP – Wells Fargo Short Duration Government Fund
Your Fund at a Glance	41
Fund Expense Examples	43
Portfolio of Investments	54
Statement of Assets and Liabilities	195
Statement of Operations	202
Statement of Changes in Net Assets	209
Financial Highlights	219
Notes to Financial Statements	239
Proxy Voting	260
Results of Meeting of Shareholders	260

See the Fund’s prospectus for risks associated with investing in the Fund.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

Columbia VP – Limited Duration Credit Fund

FUND SUMMARY

>	Columbia VP – Limited Duration Credit Fund (the Fund) Class 2 shares gained 2.29% for the six month period ended June 30, 2011.

>	The Fund underperformed its benchmark, the Barclays Capital U.S. 1-5 Year Credit Index, which advanced 2.55% for the reporting period.

>	The Fund’s peer group, as represented by the Lipper Short-Intermediate Investment Grade Debt Funds Index, increased 2.33% during the reporting period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
Columbia VP – Limited Duration Credit Fund
Class 1	+2.38%	+4.83%	+4.47%

Class 2	+2.29%	+4.64%	+4.21%

Barclays Capital U.S. 1-5 Year Credit Index(1) (unmanaged)	+2.55%	+4.78%	+4.77%

Lipper Short-Intermediate Investment Grade Debt Funds Index(2) (unmanaged)	+2.33%	+4.08%	+4.56%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Barclays Capital U.S. 1-5 Year Credit Index is an unmanaged index of dollar-denominated, non-convertible U.S. corporate fixed-income securities. The index also includes specified foreign fixed-income securities that meet its maturity, liquidity and quality requirements. Only publicly issued fixed-income securities with a remaining maturity from one to five years are included. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Short-Intermediate Investment Grade Debt Funds Index includes the 30 largest short-intermediate investment grade debt funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

2  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia VP – Limited Duration Credit Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Corporate Bonds & Notes	97.5%

U.S. Treasury Obligations	0.4

Other(2)	2.1

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2011)

AAA rating*	0.4%

AA rating	3.7

A rating	20.5

BBB rating	61.6

BB rating	12.2

B rating	1.6

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

*	On August 5, 2011, Standard & Poor’s Ratings Services (S&P) lowered its long-term sovereign credit rating on the United States of America to “AA+” from “AAA”. The table above does not reflect the effect of such downgrade because it occurred after the period-end noted in the table. Because the Fund invests in U.S. government obligations, the value of the Fund’s shares may be adversely affected by the S&P’s downgrade or any future downgrades of the U.S. government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance
(Unaudited)

VP – AllianceBernstein International Value Fund

FUND SUMMARY

>	VP – AllianceBernstein International Value Fund (the Fund) Class 2 shares gained 2.27% for the six month period ended June 30, 2011.

>	The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index, which gained 5.35% over the same period.

>	The Fund also underperformed its peer group, as represented by the Lipper International Large-Cap Value Funds Index, which increased 5.63% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – AllianceBernstein International Value Fund
Class 1	+2.46%	+29.00%	+14.08%

Class 2	+2.27%	+28.57%	+13.69%

MSCI EAFE Index(1) (unmanaged)	+5.35%	+30.93%	+23.67%

Lipper International Large-Cap Value Funds Index(2) (unmanaged)	+5.63%	+33.01%	+23.99%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper International Large-Cap Value Funds Index includes the 10 largest large cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

4  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – AllianceBernstein International Value Fund

COUNTRY BREAKDOWN(1) (at June 30, 2011)

Australia	3.8%

Austria	0.8

Belgium	1.4

Bermuda	0.5

Brazil	1.1

Canada	4.7

Cayman Islands	0.3

China	0.3

Denmark	0.6

France	9.6

Germany	7.0

Hong Kong	0.6

India	0.4

Ireland	0.2

Italy	3.9

Japan	24.2

Korea	1.5

Netherlands	4.6

Norway	0.6

Poland	0.3

Portugal	0.6

Russian Federation	1.6

Singapore	0.8

Spain	0.7

Switzerland	4.6

Taiwan	0.5

Turkey	0.5

United Kingdom	21.9

Other(2)	2.4

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Royal Dutch Shell PLC, Class A (United Kingdom)	3.1%

Rio Tinto PLC (United Kingdom)	3.0

AstraZeneca PLC (United Kingdom)	2.8

Societe Generale SA (France)	2.4

ING Groep NV-CVA (Netherlands)	2.2

Novartis AG (Switzerland)	2.2

Allianz SE (Germany)	2.0

Vodafone Group PLC (United Kingdom)	2.0

E.ON AG (Germany)	1.8

Telecom Italia SpA (Italy)	1.8

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance
(Unaudited)

VP – American Century Diversified Bond Fund

FUND SUMMARY

>	VP – American Century Diversified Bond Fund (the Fund) Class 2 shares gained 2.35% for the six month period ended June 30, 2011.

>	The Fund underperformed its benchmark, as represented by the Barclays Capital U.S. Aggregate Bond Index, which gained 2.72% over the same period.

>	The Fund also underperformed its peer group, represented by the Lipper Intermediate Investment Grade Debt Funds Index, which increased 3.13% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – American Century Diversified Bond Fund
Class 1	+2.56%	+3.75%	+5.03%

Class 2	+2.35%	+3.44%	+4.75%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	+2.72%	+3.90%	+5.16%

Lipper Intermediate Investment Grade Debt Funds Index(2) (unmanaged)	+3.13%	+5.63%	+6.52%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Intermediate Investment Grade Debt Funds Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

6  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – American Century Diversified Bond Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Corporate Bonds & Notes	26.9%

Commercial Mortgage-Backed Securities — Non-Agency	5.1

Foreign Government Obligations	5.0

Municipal Bonds	1.9

Residential Mortgage-Backed Securities — Agency	28.4

Residential Mortgage-Backed Securities — Non-Agency	3.3

U.S. Government & Agency Obligations	1.4

U.S. Treasury Obligations	20.8

Other(2)	7.2

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2011)

AAA rating*	66.1%

AA rating	4.4

A rating	12.0

BBB rating	13.2

Non-investment grade	4.1

Non-rated	0.2

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

*	On August 5, 2011, Standard & Poor’s Ratings Services (S&P) lowered its long-term sovereign credit rating on the United States of America to “AA+” from “AAA”. The table above does not reflect the effect of such downgrade because it occurred after the period-end noted in the table. Because the Fund invests in U.S. government obligations, the value of the Fund’s shares may be adversely affected by the S&P’s downgrade or any future downgrades of the U.S. government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  7

Your Fund at a Glance
(Unaudited)

VP – American Century Growth Fund

FUND SUMMARY

>	VP – American Century Growth Fund (the Fund) Class 2 shares gained 5.48% for the six month period ended June 30, 2011.

>	The Fund underperformed its benchmark, as represented by the Russell 1000 Growth Index, which gained 6.83% over the same period.

>	The Fund outperformed its peer group, represented by the Lipper Large-Cap Growth Funds Index, which increased 5.24% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – American Century Growth Fund
Class 1	+5.65%	+33.59%	+16.96%

Class 2	+5.48%	+33.30%	+16.62%

Russell 1000 Growth Index(1) (unmanaged)	+6.83%	+35.01%	+22.19%

Lipper Large-Cap Growth Funds Index(2) (unmanaged)	+5.24%	+32.67%	+20.59%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

8  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – American Century Growth Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Stocks	97.8%

Consumer Discretionary	12.9

Consumer Staples	11.3

Energy	11.5

Financials	3.8

Health Care	11.0

Industrials	11.6

Information Technology	28.3

Materials	5.5

Telecommunication Services	1.9

Exchange-Traded Funds	0.2%

Other(2)	2.0%

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Apple, Inc.	4.8%

Exxon Mobil Corp.	4.7

Schlumberger Ltd.	2.8

QUALCOMM, Inc.	2.3

Coca-Cola Co. (The)	2.1

Oracle Corp.	2.1

PepsiCo, Inc.	2.0

United Parcel Service, Inc., Class B	1.8

McDonald’s Corp.	1.7

IBM Corp.	1.6

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  9

Your Fund at a Glance
(Unaudited)

VP – Columbia Wanger International Equities Fund

FUND SUMMARY

>	VP – Columbia Wanger International Equities Fund (the Fund) Class 2 shares gained 3.61% for the six month period ended June 30, 2011.

>	The Fund outperformed its benchmark, as represented by the Standard and Poor’s Global ex-U.S. Cap Range Companies between USD500 Million to USD5 Billion Index, which increased 2.63% for the period.

>	The Fund also outperformed its peer group, represented by the Lipper International Small/Mid Cap Growth Funds Index, which increased 2.88% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Columbia Wanger International Equities Fund
Class 1	+3.63%	+32.55%	+24.19%

Class 2	+3.61%	+32.32%	+24.07%

S&P Global ex-U.S. Cap Range Companies between USD500 Million to USD5 Billion Index(1) (unmanaged)	+2.63%	+34.30%	+27.12%

Lipper International Small/Mid-Cap Growth Funds Index(2) (unmanaged)	+2.88%	+36.54%	+28.83%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index, an unmanaged index, is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

(2)	The Lipper International Small/Mid-Cap Growth Funds Index includes the 10 largest international small/mid-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

10  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Columbia Wanger International Equities Fund

COUNTRY BREAKDOWN(1) (at June 30, 2011)

Australia	1.7%

Belgium	0.2

Bermuda	1.2

Brazil	4.1

Canada	5.7

Cayman Islands	4.6

Chile	0.3

China	1.9

Czech Republic	0.5

Denmark	1.2

Finland	0.5

France	4.5

Germany	3.9

Greece	0.2

Guernsey	0.1

Hong Kong	0.2

India	1.9

Indonesia	0.0	*

Ireland	0.8

Israel	0.7

Italy	2.4

Japan	15.9

Korea	1.3

Luxembourg	0.7

Malta	0.2

Mexico	0.5

Netherlands	6.8

Norway	0.3

Portugal	0.6

Singapore	4.8

South Africa	3.7

Spain	0.6

Sweden	2.3

Switzerland	3.9

Taiwan	3.4

Thailand	0.3

United Kingdom	6.8

United States	3.8

Virgin Islands	0.4

Other(2)	7.1

*	Rounds to less than 0.1%.

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  11

Your Fund at a Glance (continued)
VP – Columbia Wanger International Equities Fund

TOP TEN HOLDINGS(1) (at June 30, 2011)

Hexagon AB, Series B (Sweden)	1.5%

Melco Crown Entertainment Ltd., ADR (Caymen Islands)	1.5

Olam International Ltd. (Singapore)	1.3

Localiza Rent a Car SA (Brazil)	1.3

Kansai Paint Co., Ltd. (Japan)	1.1

Zhaojin Mining Industry Co., Ltd., Series H (China)	1.1

Imtech NV (Netherlands)	1.1

Intertek Group PLC (United Kingdom)	1.0

Naspers Ltd., Series N (South Africa)	1.0

Atwood Oceanics, Inc. (United States)	0.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

12  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Columbia Wanger U.S. Equities Fund

FUND SUMMARY

>	VP – Columbia Wanger U.S. Equities Fund (the Fund) Class 2 shares gained 10.89% for the six month period ended June 30, 2011.

>	The Fund outperformed its benchmark, as represented by the Russell 2000 Index, which gained 6.21% over the same period.

>	The Fund also outperformed its peer group, represented by the Lipper Small-Cap Growth Funds Index, which increased 9.07% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Columbia Wanger U.S. Equities Fund
Class 1	+11.04%	+47.10%	+27.19%

Class 2	+10.89%	+46.82%	+26.86%

Russell 2000 Index(1) (unmanaged)	+6.21%	+37.41%	+24.44%

Lipper Small-Cap Growth Funds Index(2) (unmanaged)	+9.07%	+41.91%	+29.59%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Small-Cap Growth Funds Index includes the 30 largest small-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  13

Your Fund at a Glance (continued)
VP – Columbia Wanger U.S. Equities Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	14.7%

Consumer Staples	0.8

Energy	9.1

Financials	13.1

Health Care	10.3

Industrials	20.7

Information Technology	24.9

Materials	0.7

Telecommunication Services	3.8

Other(2)	1.9

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

IPG Photonics Corp.	4.3%

Lululemon Athletica, Inc.	2.6

Nordson Corp.	2.6

FMC Technologies, Inc.	2.5

Informatica Corp.	2.4

AMETEK, Inc.	2.4

MICROS Systems, Inc.	2.3

tw telecom, inc.	1.9

Abercrombie & Fitch Co., Class A	1.8

Mettler-Toledo International, Inc.	1.7

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

14  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Eaton Vance Floating-Rate Income Fund

FUND SUMMARY

>	VP – Eaton Vance Floating-Rate Income Fund (the Fund) Class 2 shares gained 1.71% for the six month period ended June 30, 2011.

>	The Fund underperformed its benchmark, as represented by the S&P/LSTA Leveraged Loan Index, which gained 2.61% over the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Eaton Vance Floating-Rate Income Fund
Class 1	+1.88%	+7.41%	+4.39%

Class 2	+1.71%	+7.27%	+3.41%

S&P/LSTA Leveraged Loan Index(1) (unmanaged)	+2.61%	+9.35%	+5.49%	**

*	Not annualized.

**	Fund data is from May 7, 2010. S&P/LSTA Leveraged Loan Index is from April 30, 2010.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the S&P/LSTA Leveraged Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  15

Your Fund at a Glance (continued)
VP – Eaton Vance Floating-Rate Income Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	27.0%

Consumer Staples	9.6

Energy	1.1

Financials	4.2

Health Care	14.3

Industrials	7.7

Materials	11.0

Telecommunication	16.2

Utilities	3.6

Other(2)	5.3

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments. The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2011)

BBB rating	2.4%

BB rating	27.1

B rating	68.1

CCC rating	1.0

CC rating	0.8

Non-rated	0.6

(1)	Percentages indicated are based upon total fixed income securities excluding Cash & Cash Equivalents.

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

16  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Invesco International Growth Fund

FUND SUMMARY

>	VP – Invesco International Growth Fund (the Fund) Class 2 shares gained 6.21% for the six month period ended June 30, 2011.

>	The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Growth Index, which gained 4.66% over the same period.

>	The Fund also outperformed its peer group, represented by the Lipper International Large-Cap Growth Funds Index, which increased 4.44% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Invesco International Growth Fund
Class 1	+6.39%	+30.89%	+21.11%

Class 2	+6.21%	+30.50%	+20.73%

MSCI EAFE Growth Index(1) (unmanaged)	+4.66%	+31.65%	+25.24%

Lipper International Large-Cap Growth Funds Index(2) (unmanaged)	+4.44%	+31.50%	+24.81%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The MSCI EAFE Growth Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australasia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including Free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper International Large-Cap Growth Funds Index includes the 30 largest international large-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  17

Your Fund at a Glance (continued)
VP – Invesco International Growth Fund

COUNTRY BREAKDOWN(1) (at June 30, 2011)

Australia	6.5%

Belgium	1.5

Bermuda	0.8

Brazil	2.4

Canada	5.9

China	1.5

Denmark	1.7

France	7.2

Germany	5.5

Hong Kong	1.1

India	1.2

Israel	1.6

Japan	9.8

Korea	2.9

Mexico	3.0

Netherlands	2.1

Russia Federation	1.1

Singapore	2.7

Sweden	3.6

Switzerland	7.9

Taiwan	2.0

Turkey	0.6

United Kingdom	19.2

Other(2)	8.2

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Compass Group PLC (United Kingdom)	2.1%

BHP Billiton Ltd. (Australia)	2.1

Hyundai Mobis (Korea)	2.0

Imperial Tobacco Group PLC (United Kingdom)	2.0

Nestlé SA (Switzerland)	1.9

Yamada Denki Co., Ltd. (Japan)	1.9

Novo Nordisk A/S, Series B (Denmark)	1.8

Novartis AG (Switzerland)	1.8

Teva Pharmaceutical Industries Ltd., ADR (Israel)	1.8

Banco Bradesco SA, ADR (Brazil)	1.8

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

18  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – J.P. Morgan Core Bond Fund

FUND SUMMARY

>	VP – J.P. Morgan Core Bond Fund (the Fund) Class 2 shares gained 2.73% for the six month period ended June 30, 2011.

>	The Fund performed in-line with its benchmark, the Barclays Capital U.S. Aggregate Bond Index, an unmanaged index representing U.S. taxable investment-grade bonds, which returned 2.72% during the same period.

>	The Fund underperformed the Lipper Intermediate Investment Grade Debt Funds Index, representing the Fund’s peer group, which advanced 3.13%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – J.P. Morgan Core Bond Fund
Class 1	+2.87%	+4.38%	+5.97%

Class 2	+2.73%	+4.14%	+5.67%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	+2.72%	+3.90%	+5.16%

Lipper Intermediate Investment Grade Debt Funds Index(2) (unmanaged)	+3.13%	+5.63%	+6.52%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Intermediate Investment Grade Debt Funds Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  19

Your Fund at a Glance (continued)
VP – J.P. Morgan Core Bond Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Asset-Backed Securities — Agency	0.1%

Asset-Backed Securities — Non-Agency	2.0

Commercial Mortgage-Backed Securities — Agency	2.8

Commercial Mortgage-Backed Securities — Non-Agency	1.8

Corporate Bonds & Notes	12.0

Foreign Government Obligations	0.1

Municipal Bonds	0.1

Residential Mortgage-Backed Securities — Agency	35.7

Residential Mortgage-Backed Securities — Non-Agency	9.7

U.S. Government & Agency Obligations	14.2

U.S. Treasury Obligations	20.5

Other(2)	1.0

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2011)

AAA rating(2)	83.2%

AA rating	3.0

A rating	6.1

BBB rating	3.6

Non-investment grade	0.0	*

Non-rated	4.1

*	Rounds to less than 0.01%.

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

(2)	On August 5, 2011, Standard & Poor’s Ratings Services (S&P) lowered its long-term sovereign credit rating on the United States of America to “AA+” from “AAA”. The table above does not reflect the effect of such downgrade because it occurred after the period-end noted in the table. Because the Fund invests in U.S. government obligations, the value of the Fund’s shares may be adversely affected by the S&P’s downgrade or any future downgrades of the U.S. government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

20  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Jennison Mid Cap Growth Fund

FUND SUMMARY

>	VP – Jennison Mid Cap Growth Fund (the Fund) Class 2 shares gained 9.36% from for the six month period ended June 30, 2011.

>	The Fund underperformed its benchmark, as represented by the Russell Midcap Growth Index, which gained 9.59% over the same period.

>	The Fund outperformed its peer group, represented by the Lipper Mid-Cap Growth Funds Index, which increased 7.57% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Jennison Mid Cap Growth Fund
Class 1	+9.51%	+34.34%	+20.95%

Class 2	+9.36%	+33.95%	+20.52%

Russell Midcap Growth Index(1) (unmanaged)	+9.59%	+43.25%	+29.96%

Lipper Mid-Cap Growth Funds Index(2) (unmanaged)	+7.57%	+39.76%	+28.00%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000® Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  21

Your Fund at a Glance (continued)
VP – Jennison Mid Cap Growth Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	16.7%

Consumer Staples	6.6

Energy	7.9

Financials	4.7

Health Care	16.5

Industrials	11.7

Information Technology	23.1

Materials	5.3

Telecommunication Services	6.0

Other(2)	1.5

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

NII Holdings, Inc.	2.3%

Check Point Software Technologies Ltd.	2.0

Crown Castle International Corp.	2.0

Dollar Tree, Inc.	1.9

DaVita, Inc.	1.9

Church & Dwight Co., Inc.	1.8

Tim Hortons, Inc.	1.8

Southwestern Energy Co.	1.8

American Tower Corp., Class A	1.8

Roper Industries, Inc.	1.7

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

22  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – MFS Value Fund

FUND SUMMARY

>	VP – MFS Value Fund (the Fund) Class 2 shares gained 5.49% for the six month period ended June 30, 2011.

>	The Fund underperformed its benchmark, as represented by the Russell 1000 Value Index, which gained 5.92% over the same period.

>	The Fund performed in-line with its peer group, represented by the Lipper Large-Cap Value Funds Index, which increased 5.47% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – MFS Value Fund
Class 1	+5.67%	+27.04%	+11.83%

Class 2	+5.49%	+26.70%	+11.58%

Russell 1000 Value Index(1) (unmanaged)	+5.92%	+28.94%	+17.05%

Lipper Large-Cap Value Funds Index(2) (unmanaged)	+5.47%	+28.35%	+16.41%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  23

Your Fund at a Glance (continued)
VP – MFS Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	10.0%

Consumer Staples	12.4

Energy	8.8

Financials	20.8

Health Care	12.7

Industrials	13.5

Information Technology	10.4

Materials	3.2

Telecommunication Services	4.2

Utilities	2.2

Other(2)	1.8

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Lockheed Martin Corp.	3.6%

Philip Morris International, Inc.	3.5

AT&T, Inc.	3.0

Goldman Sachs Group, Inc. (The)	2.9

JPMorgan Chase & Co.	2.8

Johnson & Johnson	2.8

Pfizer, Inc.	2.5

MetLife, Inc.	2.5

IBM Corp.	2.4

United Technologies Corp.	2.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

24  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Marsico Growth Fund

FUND SUMMARY

>	VP – Marsico Growth Fund (the Fund) Class 2 shares gained 5.56% for the six month period ended June 30, 2011.

>	The Fund underperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500 Index), which gained 6.02% over the same period.

>	The Fund outperformed its peer group, represented by the Lipper Large-Cap Growth Funds Index, which increased 5.24% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Marsico Growth Fund Class 1	+5.64%	+36.55%	+23.49%

Class 2	+5.56%	+36.23%	+23.23%

S&P 500 Index(1) (unmanaged)	+6.02%	+30.69%	+18.64%

Lipper Large-Cap Growth Funds Index(2) (unmanaged)	+5.24%	+32.67%	+20.59%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  25

Your Fund at a Glance (continued)
VP – Marsico Growth Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	30.2%

Consumer Staples	3.2

Energy	6.9

Financials	4.1

Health Care	4.0

Industrials	13.4

Information Technology	14.2

Materials	13.1

Other(2)	10.9

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Oracle Corp.	4.1%

Praxair, Inc.	4.0

Apple, Inc.	4.0

Dow Chemical Co. (The)	3.6

priceline.com, Inc.	3.6

TJX Companies, Inc.	3.6

Baidu, Inc., ADR	3.6

Time Warner, Inc.	3.5

Monsanto Co.	3.2

Union Pacific Corp.	3.1

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

26  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Mondrian International Small Cap Fund

FUND SUMMARY

>	VP – Mondrian International Small Cap Fund (the Fund) Class 2 shares gained 8.29% for the six month period ended June 30, 2011.

>	The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index, which gained 3.37% over the same period.

>	The Fund also outperformed its peer group, represented by the Lipper International Small/Mid-Cap Core Funds Index, which increased 4.69% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Mondrian International Small Cap Fund Class 1	+8.33%	+41.67%	+30.86%

Class 2	+8.29%	+41.23%	+30.44%

MSCI World ex U.S. Small Cap Index(1) (unmanaged)	+3.37%	+37.51%	+28.39%

Lipper International Small/Mid-Cap Core Funds Index(2) (unmanaged)	+4.69%	+39.24%	+29.21%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The MSCI World ex U.S. Small Cap Index is composed of stocks which are categorized as small capitalization stocks. The MSCI World ex U.S. Index is a market capitalization-weighted index designed to measure equity performance in 22 global developed markets, excluding the U.S.

(2)	The Lipper International Small/Mid-Cap Core Funds Index includes the 10 largest international small/mid-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  27

Your Fund at a Glance (continued)
VP – Mondrian International Small Cap Fund

COUNTRY BREAKDOWN(1) (at June 30, 2011)

Australia	7.0%

Bermuda	1.4

Canada	3.5

Cayman Islands	2.2

Denmark	1.0

France	9.6

Germany	11.4

Ireland	1.0

Japan	11.5

Luxembourg	1.3

Netherlands	5.3

New Zealand	3.0

Norway	0.7

Singapore	12.2

Spain	0.7

Sweden	0.9

United Kingdom	25.1

Other(2)	2.2

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Koninklijke Boskalis Westminster NV (Netherlands)	3.5%

Neopost SA (France)	2.9

Croda International PLC (United Kingdom)	2.9

Commonwealth Property Office Fund (Australia)	2.8

Rexam PLC (United Kingdom)	2.7

CapitaMall Trust (Singapore)	2.7

Symrise AG (Germany)	2.5

Rotork PLC (United Kingdom)	2.5

Bilfinger Berger SE (Germany)	2.3

Transfield Services Ltd. (Australia)	2.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

28  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Morgan Stanley Global Real Estate Fund

FUND SUMMARY

>	VP – Morgan Stanley Global Real Estate Fund (the Fund) Class 2 shares gained 5.39% for the six month period ended June 30, 2011.

>	The Fund underperformed its benchmark, the FTSE EPRA/NAREIT Developed Real Estate Index, which gained 6.07% over the same period.

>	The Fund also underperformed its peer group, represented by the Lipper Global Real Estate Funds Index, which increased 5.55% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Morgan Stanley Global Real Estate Fund Class 1	+5.39%	+33.04%	+20.38%

Class 2	+5.39%	+32.85%	+20.11%

FTSE EPRA/NAREIT Developed Real Estate Index(1) (unmanaged)	+6.07%	+33.36%	+25.10%

Lipper Global Real Estate Funds Index(2) (unmanaged)	+5.55%	+32.05%	+22.60%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The FTSE EPRA/NAREIT Developed Real Estate Index is a global free float-adjusted market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

(2)	The Lipper Global Real Estate Funds Index includes the 10 largest global real estate funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  29

Your Fund at a Glance (continued)
VP – Morgan Stanley Global Real Estate Fund

COUNTRY BREAKDOWN(1) (at June 30, 2011)

Australia	8.0%

Austria	0.0	*

Belgium	0.2

Bermuda	4.5

Brazil	0.4

Canada	2.8

Cayman Islands	2.0

China	0.8

Finland	0.3

France	4.3

Germany	0.6

Hong Kong	13.4

Italy	0.4

Japan	9.4

Netherlands	1.5

Singapore	2.4

Sweden	0.7

Switzerland	0.9

United Kingdom	7.5

United States	37.0

Other(2)	2.9

*	Rounds to less than 0.1%.

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Sun Hung Kai Properties Ltd. (Hong Kong)	5.8%

Simon Property Group, Inc. (United States)	4.6

Equity Residential (United States)	3.5

Mitsubishi Estate Co., Ltd. (Japan)	3.5

Hongkong Land Holdings Ltd. (Bermuda)	3.2

Westfield Group (Australia)	3.0

Mitsui Fudosan Co., Ltd. (Japan)	3.0

Unibail-Rodamco SE (France)	2.5

Starwood Hotels & Resorts Worldwide, Inc. (United States)	2.5

Host Hotels & Resorts, Inc. (United States)	2.4

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

30  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – NFJ Dividend Value Fund

FUND SUMMARY

>	VP – NFJ Dividend Value Fund (the Fund) Class 2 shares gained 7.21% for the six month period ended June 30, 2011.

>	The Fund outperformed its benchmark, as represented by the Russell 1000 Value Index, which gained 5.92% over the same period.

>	The Fund also outperformed its peer group, represented by the Lipper Large-Cap Value Funds Index, which increased 5.47% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – NFJ Dividend Value Fund Class 1	+7.28%	+31.88%	+17.89%

Class 2	+7.21%	+31.69%	+17.64%

Russell 1000 Value Index(1) (unmanaged)	+5.92%	+28.94%	+17.05%

Lipper Large-Cap Value Funds Index(2) (unmanaged)	+5.47%	+28.35%	+16.41%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  31

Your Fund at a Glance (continued)
VP – NFJ Dividend Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	3.6%

Consumer Staples	9.4

Energy	18.3

Financials	17.1

Health Care	11.8

Industrials	8.9

Information Technology	11.8

Materials	4.0

Telecommunication Services	3.6

Utilities	3.5

Other(2)	8.0

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Total SA, ADR	4.6%

ConocoPhillips	4.5

Intel Corp.	4.1

Annaly Capital Management, Inc.	3.2

Sanofi, ADR	2.6

Microsoft Corp.	2.5

Kimberly-Clark Corp.	2.3

Royal Dutch Shell PLC, ADR	2.3

JPMorgan Chase & Co.	2.3

Wells Fargo & Co.	2.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

32  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Nuveen Winslow Large Cap Growth Fund

FUND SUMMARY

>	VP – Nuveen Winslow Large Cap Growth Fund (the Fund) Class 2 shares gained 7.63% for the six month period ended June 30, 2011.

>	The Fund outperformed its benchmark, as represented by the Russell 1000 Growth Index, which gained 6.83% over the same period.

>	The Fund also outperformed its peer group, represented by the Lipper Large-Cap Growth Funds Index, which increased 5.24% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Nuveen Winslow Large Cap Growth Fund Class 1	+7.79%	+37.70%	+19.85%

Class 2	+7.63%	+37.40%	+19.51%

Russell 1000 Growth Index(1) (unmanaged)	+6.83%	+35.01%	+22.19%

Lipper Large-Cap Growth Funds Index(2) (unmanaged)	+5.24%	+32.67%	+20.59%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  33

Your Fund at a Glance (continued)
VP – Nuveen Winslow Large Cap Growth Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	14.4%

Consumer Staples	3.4

Energy	9.4

Financials	6.4

Health Care	11.7

Industrials	15.1

Information Technology	31.8

Materials	4.4

Telecommunication Services	1.7

Other(2)	1.7

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Apple, Inc.	4.7%

QUALCOMM, Inc.	3.2

Union Pacific Corp.	3.1

Schlumberger Ltd.	2.8

Cognizant Technology Solutions Corp., Class A	2.8

Danaher Corp.	2.7

Oracle Corp.	2.7

Amazon.com, Inc.	2.7

Visa, Inc., Class A	2.7

EMC Corp.	2.7

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

34  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Partners Small Cap Growth Fund

FUND SUMMARY

>	VP – Partners Small Cap Growth Fund (the Fund) Class 2 shares gained 9.02% for the six month period ended June 30, 2011.

>	The Fund outperformed its benchmark, as represented by the Russell 2000 Growth Index, which gained 8.59% over the same period.

>	The Fund slightly underperformed its peer group, represented by the Lipper Small-Cap Growth Funds Index, which increased 9.07% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Partners Small Cap Growth Fund Class 1	+9.18%	+42.62%	+24.41%

Class 2	+9.02%	+42.33%	+24.08%

Russell 2000 Growth Index(1) (unmanaged)	+8.59%	+43.50%	+31.29%

Lipper Small-Cap Growth Funds Index(2) (unmanaged)	+9.07%	+41.91%	+29.59%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Small-Cap Growth Funds Index includes the 30 largest small-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  35

Your Fund at a Glance (continued)
VP – Partners Small Cap Growth Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	14.8%

Consumer Staples	6.9

Energy	6.9

Financials	10.0

Health Care	15.8

Industrials	14.6

Information Technology	24.7

Materials	4.0

Other(2)	2.3

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Aruba Networks, Inc.	1.8%

Pricesmart, Inc.	1.7

Green Mountain Coffee Roasters, Inc.	1.6

Cabela’s, Inc.	1.6

Atwood Oceanics, Inc.	1.6

Volcano Corp.	1.6

NewMarket Corp.	1.5

Alexander & Baldwin, Inc.	1.4

Albemarle Corp.	1.4

Old Dominion Freight Line, Inc.	1.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

36  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – PIMCO Mortgage-Backed Securities Fund

FUND SUMMARY

>	VP – PIMCO Mortgage-Backed Securities Fund (the Fund) Class 2 shares gained 2.42% for the six month period ended June 30, 2011.

>	The Fund underperformed the 2.87% increase of its benchmark, the Barclays Capital U.S. Mortgage-Backed Securities Index, during the same period.

>	The Fund also underperformed the Lipper U.S. Mortgage Funds Index, representing the Fund’s peer group, which advanced 2.72%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – PIMCO Mortgage-Backed Securities Fund Class 1	+2.54%	+3.74%	+5.50%

Class 2	+2.42%	+3.62%	+5.30%

Barclays Capital U.S. Mortgage-Backed Securities Index(1) (unmanaged)	+2.87%	+3.77%	+4.91%

Lipper U.S. Mortgage Funds Index(2) (unmanaged)	+2.72%	+4.19%	+5.21%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Barclays Capital U.S. Mortgage-Backed Securities Index is composed of all mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

(2)	The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  37

Your Fund at a Glance (continued)
VP – PIMCO Mortgage-Backed Securities Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Asset-Backed Securities — Non-Agency	1.8%

Commercial Mortgage-Backed Securities — Non-Agency	1.9

Repurchase Agreements	0.1

Residential Mortgage-Backed Securities — Agency	83.6

Residential Mortgage-Backed Securities — Non-Agency	4.2

U.S. Government & Agency Obligations	6.6

U.S. Treasury Obligations	1.8

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments. The Fund’s composition is subject to change.

QUALITY BREAKDOWN(1) (at June 30, 2011)

AAA rating*	98.5%

AA rating	0.2

A rating	0.5

Non-rated	0.8

(1)	Percentages indicated are based upon total fixed income securities.

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

*	On August 5, 2011, Standard & Poor’s Ratings Services (S&P) lowered its long-term sovereign credit rating on the United States of America to “AA+” from “AAA”. The table above does not reflect the effect of such downgrade because it occurred after the period-end noted in the table. Because the Fund invests in U.S. government obligations, the value of the Fund’s shares may be adversely affected by the S&P’s downgrade or any future downgrades of the U.S. government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

38  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Pyramis® International Equity Fund

FUND SUMMARY

>	VP – Pyramis® International Equity Fund (the Fund) Class 2 shares gained 5.56% for the six month period ended June 30, 2011.

>	The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index, which gained 5.35% over the same period.

>	The Fund also outperformed its peer group, represented by the Lipper International Large-Cap Core Funds Index, which increased 4.84% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Pyramis® International Equity Fund Class 1	+5.75%	+32.55%	+19.61%

Class 2	+5.56%	+32.28%	+19.22%

MSCI EAFE Index(1) (unmanaged)	+5.35%	+30.93%	+23.67%

Lipper International Large-Cap Core Funds Index(2) (unmanaged)	+4.84%	+31.15%	+23.58%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper International Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  39

Your Fund at a Glance (continued)
VP – Pyramis® International Equity Fund

COUNTRY BREAKDOWN(1) (at June 30, 2011)

Australia	8.8%

Austria	0.4

Belgium	1.2

Bermuda	0.4

Denmark	2.4

Finland	0.4

France	10.1

Germany	9.6

Guernsey	0.3

Hong Kong	2.1

Israel	0.2

Italy	2.4

Japan	19.5

Netherlands	3.1

Norway	1.5

Papua New Guinea	0.2

Portugal	0.3

Singapore	1.6

Spain	2.9

Sweden	1.5

Switzerland	7.3

United Kingdom	19.9

Other(2)	3.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Nestlé SA (Switzerland)	2.4%

Novo Nordisk A/S, Series B (Denmark)	1.6

Royal Dutch Shell PLC, Class A (United Kingdom)	1.5

HSBC Holdings PLC (United Kingdom)	1.5

Siemens AG (Germany)	1.4

Vodafone Group PLC (United Kingdom)	1.4

Volkswagen AG (Germany)	1.3

Toyota Motor Corp. (Japan)	1.3

Sanofi (France)	1.3

UBS AG (Switerland)	1.2

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

40  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

VP – Wells Fargo Short Duration Government Fund

FUND SUMMARY

>	VP – Wells Fargo Short Duration Government Fund (the Fund) Class 2 shares gained 1.19% for the six month period ended June 30, 2011.

>	The Fund outperformed its benchmark, the Barclays Capital U.S. 1-3 Year Government Index, which gained 0.88% over the same period.

>	The Fund also outperformed its peer group, represented by the Lipper Short U.S. Government Funds Index, which increased 0.92% for the period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

Since
inception
	6 months*	1 year	5/7/10
VP – Wells Fargo Short Duration Government Fund Class 1	+1.32%	+2.33%	+2.64%

Class 2	+1.19%	+2.09%	+2.35%

Barclays Capital U.S. 1-3 Year Government Index(1) (unmanaged)	+0.88%	+1.38%	+1.79%

Lipper Short U.S. Government Funds Index(2) (unmanaged)	+0.92%	+1.63%	+1.96%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

(1)	The Barclays Capital U.S. 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  41

Your Fund at a Glance (continued)
VP – Wells Fargo Short Duration Government Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Asset-Backed Securities — Non-Agency	8.3%

Commercial Mortgage-Backed Securities — Agency	1.4

Commercial Mortgage-Backed Securities — Non-Agency	4.8

Corporate Bonds & Notes	1.3

Residential Mortgage-Backed Securities — Agency	34.4

U.S. Government & Agency Obligations	5.5

U.S. Treasury Obligations	42.3

Other(2)	2.0

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2011)

AAA rating*	98.7%

Non-investment grade	1.3

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

*	On August 5, 2011, Standard & Poor’s Ratings Services (S&P) lowered its long-term sovereign credit rating on the United States of America to “AA+” from “AAA”. The table above does not reflect the effect of such downgrade because it occurred after the period-end noted in the table. Because the Fund invests in U.S. government obligations, the value of the Fund’s shares may be adversely affected by the S&P’s downgrade or any future downgrades of the U.S. government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

42  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Fund Expense Examples
(Unaudited)

You may not buy (nor will you own) shares of the Funds directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Funds or an authorized insurance company.

As a contract/policy owner investing in the Funds, you incur ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which each Fund bears directly, each Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Each Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of each table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  43

Fund Expense Examples (continued)

Columbia VP – Limited Duration Credit Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,023.80	$2.71	.54%

Hypothetical (5% return before expenses)	$1,000	$1,022.12	$2.71	.54%

Class 2

Actual(b)	$1,000	$1,022.90	$3.96	.79%

Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96	.79%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +2.38% for Class 1 and +2.29% for Class 2.

VP – AllianceBernstein International Value Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,024.60	$4.72	(c)	.94%	(c)

Hypothetical (5% return before expenses)	$1,000	$1,020.13	$4.71	(c)	.94%	(c)

Class 2

Actual(b)	$1,000	$1,022.70	$5.92	(c)	1.18%	(c)

Hypothetical (5% return before expenses)	$1,000	$1,018.94	$5.91	(c)	1.18%	(c)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +2.46% for Class 1 and +2.27% for Class 2.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.93% for Class 1 and 1.18% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $4.67 for Class 1 and $5.92 for Class 2; the hypothetical expenses paid would have been $4.66 for Class 1 and $5.91 for Class 2.

44  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – American Century Diversified Bond Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,025.60	$2.81	(c)	.56%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,022.02	$2.81	(c)	.56%(c	)

Class 2

Actual(b)	$1,000	$1,023.50	$4.06	(c)	.81%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.78	$4.06	(c)	.81%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +2.56% for Class 1 and +2.35% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.70% for Class 1 and 0.95% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $3.52 for Class 1 and $4.77 for Class 2; the hypothetical expenses paid would have been $3.51 for Class 1 and $4.76 for Class 2.

VP – American Century Growth Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,056.50	$3.57	.70%

Hypothetical (5% return before expenses)	$1,000	$1,021.32	$3.51	.70%

Class 2

Actual(b)	$1,000	$1,054.80	$4.84	.95%

Hypothetical (5% return before expenses)	$1,000	$1,020.08	$4.76	.95%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +5.65% for Class 1 and +5.48% for Class 2.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  45

Fund Expense Examples (continued)

VP – Columbia Wanger International Equities Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,036.30	$5.55	(c)	1.10%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.34	$5.51	(c)	1.10%(c	)

Class 2

Actual(b)	$1,000	$1,036.10	$6.76	(c)	1.34%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,018.15	$6.71	(c)	1.34%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +3.63% for Class 1 and +3.61% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 1.01% for Class 1 and 1.26% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $5.10 for Class 1 and $6.36 for Class 2; the hypothetical expenses paid would have been $5.06 for Class 1 and $6.31 for Class 2.

VP – Columbia Wanger U.S. Equities Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,110.40	$5.02	.96%

Hypothetical (5% return before expenses)	$1,000	$1,020.03	$4.81	.96%

Class 2

Actual(b)	$1,000	$1,108.90	$6.27	1.20%

Hypothetical (5% return before expenses)	$1,000	$1,018.84	$6.01	1.20%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +11.04% for Class 1 and +10.89% for Class 2.

46  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Eaton Vance Floating-Rate Income Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,018.80	$3.15	(c)	.63%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,021.67	$3.16	(c)	.63%(c	)

Class 2

Actual(b)	$1,000	$1,017.10	$4.50	(c)	.90%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51	(c)	.90%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +1.88% for Class 1 and +1.71% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.73% for Class 1 and 0.98% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $3.65 for Class 1 and $4.90 for Class 2; the hypothetical expenses paid would have been $3.66 for Class 1 and $4.91 for Class 2.

VP – Invesco International Growth Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,063.90	$4.91	(c)	.96%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.03	$4.81	(c)	.96%(c	)

Class 2

Actual(b)	$1,000	$1,062.10	$6.19	(c)	1.21%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,018.79	$6.06	(c)	1.21%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +6.39% for Class 1 and +6.21% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.95% for Class 1 and 1.20% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $4.86 for Class 1 and $6.14 for Class 2; the hypothetical expenses paid would have been $4.76 for Class 1 and $6.01 for Class 2.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  47

Fund Expense Examples (continued)

VP – J.P. Morgan Core Bond Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,028.70	$2.82	(c)	.56%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,022.02	$2.81	(c)	.56%(c	)

Class 2

Actual(b)	$1,000	$1,027.30	$4.07	(c)	.81%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.78	$4.06	(c)	.81%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +2.87% for Class 1 and +2.73% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.70% for Class 1 and 0.95% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $3.52 for Class 1 and $4.78 for Class 2; the hypothetical expenses paid would have been $3.51 for Class 1 and $4.76 for Class 2.

VP – Jennison Mid Cap Growth Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,095.10	$4.26	(c)	.82%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.73	$4.11	(c)	.82%(c	)

Class 2

Actual(b)	$1,000	$1,093.60	$5.55	(c)	1.07%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.49	$5.36	(c)	1.07%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +9.51% for Class 1 and +9.36% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.83% for Class 1 and 1.08% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $4.31 for Class 1 and $5.61 for Class 2; the hypothetical expenses paid would have been $4.16 for Class 1 and $5.41 for Class 2.

48  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – MFS Value Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,056.70	$3.42	(c)	.67%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,021.47	$3.36	(c)	.67%(c	)

Class 2

Actual(b)	$1,000	$1,054.90	$4.74	(c)	.93%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.18	$4.66	(c)	.93%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +5.67% for Class 1 and +5.49% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.72% for Class 1 and 0.97% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $3.67 for Class 1 and $4.94 for Class 2; the hypothetical expenses paid would have been $3.61 for Class 1 and $4.86 for Class 2.

VP – Marsico Growth Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,056.40	$3.62	(c)	.71%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,021.27	$3.56	(c)	.71%(c	)

Class 2

Actual(b)	$1,000	$1,055.60	$4.89	(c)	.96%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.03	$4.81	(c)	.96%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +5.64% for Class 1 and +5.56% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.72% for Class 1 and 0.97% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $3.67 for Class 1 and $4.94 for Class 2; the hypothetical expenses paid would have been $3.61 for Class 1 and $4.86 for Class 2.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  49

Fund Expense Examples (continued)

VP – Mondrian International Small Cap Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,083.30	$5.58	1.08%

Hypothetical (5% return before expenses)	$1,000	$1,019.44	$5.41	1.08%

Class 2

Actual(b)	$1,000	$1,082.90	$6.82	1.32%

Hypothetical (5% return before expenses)	$1,000	$1,018.25	$6.61	1.32%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +8.33% for Class 1 and +8.29% for Class 2.

VP – Morgan Stanley Global Real Estate Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,053.90	$4.43	(c)	.87%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.48	$4.36	(c)	.87%(c	)

Class 2

Actual(b)	$1,000	$1,053.90	$5.70	(c)	1.12%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.24	$5.61	(c)	1.12%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +5.39% for Class 1 and +5.39% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.89% for Class 1 and 1.14% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $4.53 for Class 1 and $5.81 for Class 2; the hypothetical expenses paid would have been $4.46 for Class 1 and $5.71 for Class 2.

50  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – NFJ Dividend Value Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,072.80	$3.44	(c)	.67%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,021.47	$3.36	(c)	.67%(c	)

Class 2

Actual(b)	$1,000	$1,072.10	$4.78	(c)	.93%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.18	$4.66	(c)	.93%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +7.28% for Class 1 and +7.21% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.76% for Class 1 and 1.01% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $3.91 for Class 1 and $5.19 for Class 2; the hypothetical expenses paid would have been $3.81 for Class 1 and $5.06 for Class 2.

VP – Nuveen Winslow Large Cap Growth Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,077.90	$3.71	(c)	.72%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,021.22	$3.61	(c)	.72%(c	)

Class 2

Actual(b)	$1,000	$1,076.30	$4.99	(c)	.97%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.98	$4.86	(c)	.97%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +7.79% for Class 1 and +7.63% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.74% for Class 1 and 0.99% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $3.81 for Class 1 and $5.10 for Class 2; the hypothetical expenses paid would have been $3.71 for Class 1 and $4.96 for Class 2.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  51

Fund Expense Examples (continued)

VP – Partners Small Cap Growth Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,091.80	$5.29	1.02%

Hypothetical (5% return before expenses)	$1,000	$1,019.74	$5.11	1.02%

Class 2

Actual(b)	$1,000	$1,090.20	$6.48	1.25%

Hypothetical (5% return before expenses)	$1,000	$1,018.60	$6.26	1.25%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +9.18% for Class 1 and +9.02% for Class 2.

VP – PIMCO Mortgage-Backed Securities Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,025.40	$2.76	(c)	.55%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	(c)	.55%(c	)

Class 2

Actual(b)	$1,000	$1,024.20	$4.02	(c)	.80%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01	(c)	.80%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +2.54% for Class 1 and +2.42% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.56% for Class 1 and 0.81% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $2.81 for Class 1 and $4.07 for Class 2; the hypothetical expenses paid would have been $2.81 for Class 1 and $4.06 for Class 2.

52  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

VP – Pyramis® International Equity Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,057.50	$4.90	(c)	.96%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.03	$4.81	(c)	.96%(c	)

Class 2

Actual(b)	$1,000	$1,055.60	$6.17	(c)	1.21%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,018.79	$6.06	(c)	1.21%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +5.75% for Class 1 and +5.56% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.95% for Class 1 and 1.20% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $4.85 for Class 1 and $6.12 for Class 2; the hypothetical expenses paid would have been $4.76 for Class 1 and $6.01 for Class 2.

VP – Wells Fargo Short Duration Government Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class 1

Actual(b)	$1,000	$1,013.20	$2.80	(c)	.56%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,022.02	$2.81	(c)	.56%(c	)

Class 2

Actual(b)	$1,000	$1,011.90	$4.04	(c)	.81%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.78	$4.06	(c)	.81%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +1.32% for Class 1 and +1.19% for Class 2.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.58% for Class 1 and 0.83% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective April 30, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $2.90 for Class 1 and $4.14 for Class 2; the hypothetical expenses paid would have been $2.91 for Class 1 and $4.16 for Class 2.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  53

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes 96.3%

Banking (7.5%)
ANZ National International Ltd. Senior Unsecured (a)(b)(c)
08/10/15	3.125%	$10,360,000	$10,506,648
Bank of America Corp. Senior Unsecured (a)
03/17/16	3.625%	18,100,000	18,152,128
Citigroup, Inc. Senior Unsecured (a)
10/15/14	5.500%	21,120,000	22,967,641
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	7,825,000	7,892,976
Goldman Sachs Group, Inc. (The) Senior Unsecured (a)
02/07/16	3.625%	32,200,000	32,549,627
JPMorgan Chase & Co. Senior Unsecured
03/01/16	3.450%	36,650,000	37,332,973
KeyCorp Senior Unsecured (a)
08/13/15	3.750%	7,800,000	8,055,585
Morgan Stanley Senior Unsecured (a)
04/29/16	3.800%	41,510,000	41,027,986
Santander U.S. Debt SA Unipersonal Bank Guaranteed (a)(b)(c)
10/07/15	3.781%	2,800,000	2,705,408
Wells Fargo & Co. Senior Unsecured (a)(d)
06/15/16	3.676%	15,200,000	15,615,553

Total			196,806,525

Chemicals (2.7%)
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	43,387,000	48,737,355
Lyondell Chemical Co. Senior Secured (a)(b)
11/01/17	8.000%	18,003,000	20,118,352
Nova Chemicals Corp. Senior Unsecured (c)
11/01/16	8.375%	818,000	899,800

Total			69,755,507

Construction Machinery (1.2%)
Case New Holland, Inc. (a)
09/01/13	7.750%	14,635,000	15,842,388
Manitowoc Co., Inc. (The) (a)
11/01/13	7.125%	14,940,000	15,052,050

Total			30,894,438

Consumer Products (0.5%)
Fortune Brands, Inc. Senior Unsecured
06/15/14	6.375%	10,684,000	11,877,638

Electric (20.7%)
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	25,360,000	26,278,660
Arizona Public Service Co. Senior Unsecured
06/30/14	5.800%	6,750,000	7,501,687
05/15/15	4.650%	16,255,000	17,584,041
Arizona Public Service Co. (a) Senior Unsecured
08/01/16	6.250%	5,000,000	5,716,595
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	10,805,000	11,210,187
12/15/15	6.875%	25,094,000	28,038,254
Carolina Power & Light Co. 1st Mortgage
04/01/15	5.150%	1,065,000	1,177,581
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	19,408,000	21,211,663
Consumers Energy Co. 1st Mortgage
02/15/14	6.000%	4,700,000	5,227,425
03/15/15	5.000%	15,201,000	16,754,633
08/15/16	5.500%	3,930,000	4,428,289
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	35,585,000	41,074,734
06/01/16	6.350%	4,204,000	4,875,396
Dominion Resources, Inc. Senior Unsecured
01/15/16	5.200%	6,460,000	7,124,133
06/15/18	6.400%	7,595,000	8,810,868
Dominion Resources, Inc. (a) Senior Unsecured
08/01/33	5.250%	29,463,000	32,438,616
Duke Energy Corp. Senior Unsecured
02/01/14	6.300%	23,544,000	26,293,045
Duke Energy Corp. (a) Senior Unsecured
04/01/15	3.350%	32,850,000	34,116,860
06/15/18	6.250%	8,990,000	10,377,130
Indiana Michigan Power Co. Senior Unsecured
11/01/12	6.375%	850,000	906,873
11/15/14	5.050%	8,302,000	9,024,340
12/01/15	5.650%	4,263,000	4,759,652
Metropolitan Edison Co. Senior Unsecured
03/15/13	4.950%	2,331,000	2,446,937
04/01/14	4.875%	1,650,000	1,745,639
Midamerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	4,881,000	5,291,448
Nevada Power Co.
01/15/15	5.875%	38,824,000	43,487,617
03/15/16	5.950%	1,685,000	1,920,187
Ohio Edison Co. Senior Unsecured (a)
05/01/15	5.450%	19,772,000	21,606,268
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	330,000	359,999
01/15/14	4.850%	2,135,000	2,304,772
06/01/16	6.000%	3,800,000	4,357,650
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	36,811,000	41,879,138
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	22,956,000	25,597,455
01/15/16	5.625%	10,000,000	11,275,700
Sierra Pacific Power Co.
05/15/16	6.000%	7,390,000	8,450,746
TransAlta Corp. Senior Unsecured (c)
01/15/15	4.750%	45,715,000	49,042,223

Total			544,696,441

Entertainment (0.6%)
Time Warner, Inc.
07/15/15	3.150%	15,595,000	16,061,349

Environmental (0.3%)
Waste Management, Inc.
03/11/15	6.375%	6,011,000	6,878,009

Food and Beverage (4.3%)
Bacardi Ltd. (b)(c)
04/01/14	7.450%	13,505,000	15,556,234
ConAgra Foods, Inc. Senior Unsecured
04/15/14	5.875%	1,520,000	1,669,421
06/15/17	5.819%	13,637,000	15,114,419
Kraft Foods, Inc. (a) Senior Unsecured
02/01/18	6.125%	3,800,000	4,371,653
08/23/18	6.125%	33,658,000	38,599,129
SABMiller PLC Senior Unsecured (b)(c)
01/15/14	5.700%	33,450,000	36,805,804

Total			112,116,660

Gas Pipelines (11.1%)
Centerpoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	4,250,000	4,678,995
Colorado Interstate Gas Co. Senior Unsecured (a)
11/15/15	6.800%	44,899,000	52,283,583
Enterprise Products Operating LLC
06/01/15	3.700%	9,500,000	9,959,534
02/01/16	3.200%	15,850,000	16,100,842
Gulfstream Natural Gas System LLC Senior Unsecured (b)
06/01/16	6.950%	20,735,000	24,476,693
Kinder Morgan Energy Partners LP (a) Senior Unsecured
02/15/15	5.625%	18,290,000	20,407,269
03/01/16	3.500%	19,530,000	20,107,404

The accompanying Notes to Financial Statements are an integral part of this statement.

54  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia Variable Portfolio – Limited Duration Credit Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (cont.)
Midcontinent Express Pipeline LLC Senior Unsecured (a)(b)
09/15/14	5.450%	$26,405,000	$28,973,335
Nisource Finance Corp.
09/15/17	5.250%	18,830,000	20,367,018
Nisource Finance Corp. (a)
07/15/14	5.400%	11,300,000	12,442,238
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	5,215,000	6,214,648
Northwest Pipeline GP (a) Senior Unsecured
04/15/17	5.950%	5,800,000	6,711,873
Panhandle Eastern Pipeline Co. LP Senior Unsecured
08/15/13	6.050%	8,000,000	8,700,976
11/01/17	6.200%	7,864,000	8,978,030
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	19,387,000	20,335,257
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	1,808,000	2,015,920
Southern Natural Gas Co. Senior Unsecured (b)
04/01/17	5.900%	7,543,000	8,573,766
TransCanada PipeLines Ltd. Senior Unsecured (a)(c)
06/01/15	3.400%	12,000,000	12,573,825
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured (a)
04/15/16	6.400%	6,751,000	7,824,281

Total			291,725,487

Health Care (5.1%)
AmerisourceBergen Corp. (a)
09/15/15	5.875%	12,982,000	14,743,541
Cardinal Health, Inc. Senior Unsecured (a)
06/15/15	4.000%	5,430,000	5,740,792
CareFusion Corp. Senior Unsecured
08/01/14	5.125%	27,825,000	30,471,491
Express Scripts, Inc. (a)
05/15/16	3.125%	50,150,000	50,459,024
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	7,000,000	7,935,377
Hospira, Inc. (a) Senior Unsecured
06/15/14	5.900%	5,420,000	6,019,718
Medco Health Solutions, Inc. Senior Unsecured (a)
09/15/15	2.750%	13,975,000	14,048,259
Omnicare, Inc.
12/15/15	6.875%	4,180,000	4,279,275

Total			133,697,477

Healthcare Insurance (0.6%)
UnitedHealth Group, Inc. Senior Unsecured
11/15/17	6.000%	15,055,000	17,046,581

Independent Energy (3.9%)
Anadarko Petroleum Corp. (a) Senior Unsecured
09/15/16	5.950%	10,068,000	11,332,410
09/15/17	6.375%	30,050,000	34,412,284
Denbury Resources, Inc. (a)
03/01/16	9.750%	1,055,000	1,178,963
Forest Oil Corp. (a)
02/15/14	8.500%	16,270,000	17,652,950
Newfield Exploration Co. Senior Subordinated Notes
09/01/14	6.625%	9,500,000	9,642,500
Petrohawk Energy Corp.
08/01/14	10.500%	5,111,000	5,724,320
Woodside Finance Ltd. (a)(b)(c)
11/10/14	4.500%	21,225,000	22,759,797

Total			102,703,224

Integrated Energy (1.2%)
Marathon Petroleum Corp. (a)(b)
03/01/16	3.500%	32,035,000	32,839,303

Life Insurance (2.4%)
Metropolitan Life Global Funding I Secured (a)(b)
06/14/18	3.650%	26,705,000	26,130,161
Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%	9,970,000	11,189,560
Prudential Financial, Inc. (a) Senior Unsecured
01/14/15	3.875%	23,609,000	24,642,508

Total			61,962,229

Media Cable (5.6%)
CSC Holdings LLC (a) Senior Unsecured
04/15/14	8.500%	3,000,000	3,322,500
06/15/15	8.500%	6,505,000	7,017,269
Charter Communications Operating LLC/Capital Secured (b)(d)
04/30/12	8.000%	10,000,000	10,400,000
Comcast Corp.
03/15/16	5.900%	32,125,000	36,568,883
DIRECTV Holdings LLC/Financing Co., Inc. (a)
02/15/16	3.125%	12,485,000	12,666,082
03/01/16	3.500%	19,500,000	20,128,192
DISH DBS Corp.
02/01/16	7.125%	2,300,000	2,426,500
DISH DBS Corp. (a)
10/01/14	6.625%	5,790,000	6,093,975
Time Warner Cable, Inc. (a)
05/01/17	5.850%	39,010,000	43,868,813
Videotron Ltee (a)(c)
01/15/14	6.875%	3,850,000	3,893,313

Total			146,385,527

Media Non-Cable (6.3%)
BSKYB Finance UK PLC (a)(b)(c)
10/15/15	5.625%	43,515,000	48,680,970
NBCUniversal Media LLC Senior Unsecured (a)(b)
04/01/16	2.875%	20,410,000	20,442,717
RR Donnelley & Sons Co. (a) Senior Unsecured
04/01/14	4.950%	9,060,000	9,212,235
05/15/15	5.500%	17,543,000	17,762,288
Reed Elsevier Capital, Inc.
06/15/12	4.625%	1,400,000	1,446,190
01/15/14	7.750%	17,042,000	19,538,517
TCM Sub LLC (b)
01/15/15	3.550%	46,700,000	48,962,028

Total			166,044,945

Metals (2.2%)
ArcelorMittal USA, Inc. (a)
04/15/14	6.500%	21,245,000	23,559,133
ArcelorMittal Senior Unsecured (a)(c)
03/01/16	3.750%	21,310,000	21,548,139
FMG Resources August 2006 Proprietary Ltd. (b)(c)
11/01/15	7.000%	3,750,000	3,823,864
United States Steel Corp. Senior Unsecured
06/01/13	5.650%	7,976,000	8,314,980

Total			57,246,116

Non-Captive Diversified (1.5%)
General Electric Capital Corp. Senior Unsecured (a)
05/09/16	2.950%	38,120,000	38,261,900

Oil Field Services (—%)
Weatherford International Ltd. (a)(c)
03/15/13	5.150%	164,000	173,279
Weatherford International Ltd. (c)
02/15/16	5.500%	1,000,000	1,096,074

Total			1,269,353

Railroads (1.2%)
Burlington Northern Sante Fe LLC Senior Unsecured
01/15/15	4.875%	5,500,000	6,051,952
CSX Corp. Senior Unsecured
04/01/15	6.250%	14,520,000	16,624,819
03/15/18	6.250%	5,685,000	6,559,535
Canadian Pacific Railway Co. Senior Unsecured (c)
05/15/13	5.750%	2,250,000	2,417,873

Total			31,654,179

Refining (0.3%)
Valero Energy Corp. (a)
02/01/15	4.500%	8,665,000	9,249,939

Retailers (2.9%)
Best Buy Co., Inc. Senior Unsecured (a)
03/15/16	3.750%	30,910,000	31,058,090
CVS Caremark Corp. Senior Unsecured (a)
06/01/17	5.750%	39,825,000	44,730,484

Total			75,788,574

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  55

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)
Supermarkets (0.9%)
Kroger Co. (The)
01/15/14	7.500%	$5,000,000	$5,715,090
10/01/15	3.900%	16,626,000	17,584,373

Total			23,299,463

Transportation Services (1.6%)
ERAC U.S.A. Finance LLC (a)(b)
07/01/13	2.750%	9,000,000	9,201,068
ERAC U.S.A. Finance LLC (b)
10/15/17	6.375%	28,925,000	33,366,422

Total			42,567,490

Wireless (2.0%)
Rogers Communications, Inc. (c)
08/15/18	6.800%	25,990,000	30,702,621
Vodafone Group PLC Senior Unsecured (c)
01/30/15	5.375%	18,750,000	20,844,469

Total			51,547,090

Wirelines (9.7%)
AT&T, Inc. Senior Unsecured
05/15/16	2.950%	60,000,000	60,767,040
Deutsche Telekom International Finance BV (a)(b)(c)
04/11/16	3.125%	23,225,000	23,541,185
Embarq Corp. Senior Unsecured
06/01/16	7.082%	57,480,000	63,895,918
Frontier Communications Corp. Senior Unsecured (a)
01/15/13	6.250%	6,600,000	6,888,750
Telecom Italia Capital SA (a)(c)
10/01/15	5.250%	18,915,000	19,664,488
Telefonica Emisiones SAU (a)(c)
01/15/15	4.949%	19,375,000	20,617,713
Telefonica Emisiones SAU (c)
02/16/16	3.992%	6,180,000	6,251,212
Verizon Communications, Inc. Senior Unsecured (a)
04/01/16	3.000%	37,945,000	38,757,516
Verizon New York, Inc. Senior Unsecured
04/01/12	6.875%	520,000	543,151
Windstream Corp. (a)
08/01/13	8.125%	13,625,000	14,783,124

Total			255,710,097

Total Corporate Bonds & Notes
(Cost: $2,485,246,507)			$2,528,085,541

U.S. Treasury Obligations 0.4%

U.S. Treasury (a)
04/15/14	1.250%	$8,075,000	$8,188,555
05/31/16	1.750%	2,738,000	2,742,272

Total U.S. Treasury Obligations
(Cost: $10,850,822)			$10,930,827

	Shares	Value

Money Market Fund 2.1%

Columbia Short-Term Cash Fund, 0.166% (e)(f)	54,780,044	$54,780,044

Total Money Market Fund
(Cost: $54,780,044)		$54,780,044

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 11.5%

Asset-Backed Commercial Paper (1.4%)
Antalis US Funding Corp.
08/05/11	0.280%	$2,997,877	$2,997,877
08/23/11	0.275%	4,996,486	4,996,486
Cancara Asset Securitisation LLC
07/13/11	0.150%	4,999,375	4,999,375
Rhein-Main Securitisation Ltd.
07/11/11	0.481%	1,997,760	1,997,760
Royal Park Investments Funding Corp.
09/16/11	0.410%	7,991,709	7,991,709
Scaldis Capital LLC
07/01/11	0.200%	14,999,916	14,999,916

Total			37,983,123

Certificates of Deposit (6.4%)
Australia and New Zealand Bank Group, Ltd.
07/25/11	0.190%	8,000,000	8,000,000
07/29/11	0.230%	5,000,000	5,000,000
Barclays Bank PLC
09/13/11	0.310%	3,000,000	3,000,000
Clydesdale Bank PLC
07/21/11	0.280%	4,996,463	4,996,463
07/25/11	0.270%	7,500,000	7,500,000
Commerzbank AG
07/20/11	0.220%	12,000,000	12,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
DZ Bank AG
07/12/11	0.200%	5,000,000	5,000,000
07/27/11	0.150%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
08/09/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	4,000,000	4,000,000
07/25/11	0.240%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	5,000,000	5,000,000
KBC Bank NV
07/05/11	0.300%	10,000,000	10,000,000
07/14/11	0.280%	2,000,000	2,000,000
La Banque Postale
09/13/11	0.250%	10,000,000	10,000,000
Landesbank Hessen Thuringen
07/27/11	0.218%	10,000,021	10,000,021
Lloyds Bank PLC
10/03/11	0.260%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
07/27/11	0.270%	2,500,000	2,500,000
National Bank of Canada
11/18/11	0.186%	7,000,000	7,000,000
Natixis
09/07/11	0.544%	8,000,000	8,000,000
Societe Generale
09/23/11	0.410%	7,000,000	7,000,000
Swedbank AB
08/05/11	0.240%	10,000,000	10,000,000
Union Bank of Switzerland
12/09/11	0.239%	10,000,000	10,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	8,000,000	8,000,000

Total			168,996,484

Commercial Paper (0.8%)
Danske Corp.
08/02/11	0.220%	9,996,517	9,996,517
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,833	4,998,833
07/11/11	0.200%	4,999,112	4,999,112

Total			19,994,462

Other Short-Term Obligations (0.4%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	8,000,000	8,000,000
Natixis Financial Products LLC
07/01/11	0.370%	2,000,000	2,000,000

Total			10,000,000

Repurchase Agreements (2.5%)
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $10,000,028 (g)
	0.100%	10,000,000	10,000,000
Citibank NA dated 06/30/11, matures 07/01/11, repurchase price $5,000,011 (g)
	0.080%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,008 (g)
	0.030%	10,000,000	10,000,000
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $15,000,017 (g)
	0.040%	15,000,000	15,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $15,000,050 (g)
	0.120%	15,000,000	15,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $3,000,010 (g)
	0.120%	3,000,000	3,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

56  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia Variable Portfolio – Limited Duration Credit Fund

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $7,734,248 (g)
	0.080%	$7,734,231	$7,734,231

Total			65,734,231

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $302,708,300)			$302,708,300

Total Investments
(Cost: $2,853,585,673)			$2,896,504,712
Other Assets & Liabilities, Net			(270,784,531)

Net Assets			$2,625,720,181

Investments in Derivatives

At June 30, 2011, $6,457,500 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at June 30, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
U.S. Treasury Note, 5-year	(7,245)	$(863,570,021)	Oct. 2011	$—	$(3,734,676)
U.S. Treasury Note, 10-year	(1,260)	(154,133,444)	Sept. 2011	229,988	—

Total				$229,988	$(3,734,676)

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $427,863,755 or 16.30% of net assets.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 13.49% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(f)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$44,122,639	$508,309,767	$(497,652,362)	$—	$54,780,044	$44,062	$54,780,044

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  57

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

Notes to Portfolio of Investments (continued)

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)
Security description	Value
Fannie Mae Interest Strip	$106,341
Fannie Mae Pool	3,980,131
Fannie Mae Principal Strip	297,175
Fannie Mae REMICS	235,192
Federal Home Loan Banks	88,633
Federal National Mortgage Association	272,380
Freddie Mac Non Gold Pool	1,874,821
Freddie Mac REMICS	1,194,344
Ginnie Mae II Pool	689,667
Government National Mortgage Association	168,742
United States Treasury Note/Bond	1,292,574

Total Market Value of Collateral Securities	$10,200,000

Citibank NA (0.080%)
Security description	Value
Fannie Mae Pool	$3,706,467
Freddie Mac Gold Pool	1,393,533

Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.030%)
Security description	Value
Fannie Mae REMICS	$3,493,767
Fannie Mae-Aces	173,823
Freddie Mac REMICS	4,980,362
Government National Mortgage Association	1,552,048

Total Market Value of Collateral Securities	$10,200,000

Deutsche Bank AG (0.040%)
Security description	Value
Fannie Mae Pool	$14,241,658
Freddie Mac Non Gold Pool	1,058,342

Total Market Value of Collateral Securities	$15,300,000

Mizuho Securities USA, Inc. (0.120%)
Security description	Value
Freddie Mac REMICS	$531,788
Ginnie Mae I Pool	13,061,706
Government National Mortgage Association	1,706,506

Total Market Value of Collateral Securities	$15,300,000

The accompanying Notes to Financial Statements are an integral part of this statement.

58  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia Variable Portfolio – Limited Duration Credit Fund

Notes to Portfolio of Investments (continued)

Pershing LLC (0.120%)
Security description_	Value
Fannie Mae Pool	$26,633
Fannie Mae REMICS	746,283
Fannie Mae Whole Loan	4,749
Freddie Mac Reference REMIC	71,430
Freddie Mac REMICS	1,907,454
Freddie Mac Strips	30,383
Government National Mortgage Association	273,068

Total Market Value of Collateral Securities	$3,060,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$7,888,951

Total Market Value of Collateral Securities	$7,888,951

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  59

Portfolio of Investments (continued)

Columbia Variable Portfolio – Limited Duration Credit Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$2,528,085,541	$—	$2,528,085,541
U.S. Treasury Obligations	10,930,827	—	—	10,930,827

Total Bonds	10,930,827	2,528,085,541	—	2,539,016,368

Other
Affiliated Money Market Fund(c)	54,780,044	—	—	54,780,044
Investments of Cash Collateral Received for Securities on Loan	—	302,708,300	—	302,708,300

Total Other	54,780,044	302,708,300	—	357,488,344

The accompanying Notes to Financial Statements are an integral part of this statement.

60  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia Variable Portfolio – Limited Duration Credit Fund

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Investments in Securities	$65,710,871	$2,830,793,841	$—	$2,896,504,712
Derivatives(d)
Assets
Futures Contracts	229,988	—	—	229,988
Liabilities
Futures Contracts	(3,734,676)	—	—	(3,734,676)

Total	$62,206,183	$2,830,793,841	$—	$2,893,000,024

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  61

Portfolio of Investments

Variable Portfolio – AllianceBernstein International Value Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%

AUSTRALIA (3.8%)
Australia & New Zealand Banking Group Ltd. (a)	289,000	$6,850,698
Caltex Australia Ltd. (a)	38,188	484,544
Fairfax Media Ltd. (a)(b)	5,504,500	5,810,792
Incitec Pivot Ltd. (a)	1,161,661	4,838,007
Macquarie Group Ltd. (a)(b)	63,200	2,132,082
National Australia Bank Ltd. (a)	722,600	19,978,048
OneSteel Ltd. (a)	3,274,246	6,538,641
Telstra Corp., Ltd. (a)	2,081,700	6,468,652

Total		53,101,464

AUSTRIA (0.8%)
OMV AG (a)	250,200	10,930,177

BELGIUM (1.4%)
Delhaize Group SA (a)	138,014	10,347,287
KBC Groep NV (a)(b)	245,800	9,659,708

Total		20,006,995

BERMUDA (0.5%)
Esprit Holdings Ltd. (a)	2,219,900	6,936,086

BRAZIL (1.1%)
Banco do Brasil SA (a)	209,900	3,741,658
Petroleo Brasileiro SA, ADR (a)(b)	98,000	3,006,640
Rossi Residencial SA (a)	107,500	869,974
Vale SA, ADR (a)(b)	257,000	7,442,720

Total		15,060,992

CANADA (4.6%)
Agrium, Inc. (a)	114,700	10,072,003
Industrial Alliance Insurance & Financial Services, Inc. (a)	25,228	1,048,932
Magna International, Inc., Class A (a)(b)(c)	270,600	14,631,956
National Bank of Canada (a)	67,100	5,442,026
New Gold, Inc. (a)(c)	351,800	3,629,436
Nexen, Inc. (a)	614,643	13,854,880
Penn West Petroleum Ltd. (a)(b)(c)	381,903	8,818,477
Quebecor, Inc., Class B (a)	83,100	2,729,647
Yellow Media, Inc. (a)(b)	1,738,000	4,324,952

Total		64,552,309

CAYMAN ISLANDS (0.3%)
Daphne International Holdings Ltd. (a)	2,420,000	2,163,060
Evergrande Real Estate Group Ltd. (a)(b)	3,470,000	2,272,388

Total		4,435,448

CHINA (0.3%)
China Petroleum & Chemical Corp., Series H (a)	4,374,000	4,440,018

DENMARK (0.6%)
Danske Bank AS (a)(c)	431,754	7,995,600

FRANCE (9.6%)
BNP Paribas SA (a)	243,541	18,799,287
Bouygues SA (a)	516,200	22,692,816
Cie de St. Gobain (a)(b)	93,100	6,028,824
Faurecia (a)	132,617	5,680,009
Renault SA (a)	350,200	20,763,137
Sanofi (a)	174,049	13,992,895
Societe Generale SA (a)(b)	549,960	32,634,694
Vivendi SA (a)	477,398	13,274,825

Total		133,866,487

GERMANY (6.9%)
Allianz SE (a)	194,600	27,184,242
Deutsche Bank AG (a)	271,200	16,026,184
E.ON AG (a)	880,600	25,010,080
Muenchener Rueckversicherungs AG (a)	91,100	13,930,855
ThyssenKrupp AG (a)	293,700	15,262,447

Total		97,413,808

HONG KONG (0.6%)
New World Development Ltd. (a)	5,783,000	8,779,870

INDIA (0.4%)
Hindalco Industries Ltd. (a)	723,500	2,933,067
Tata Steel Ltd. (a)	216,200	2,960,186

Total		5,893,253

IRELAND (0.2%)
Smurfit Kappa Group PLC (a)(c)	250,700	2,988,402

ITALY (3.9%)
ENI SpA (a)	727,600	17,209,152
Telecom Italia SpA (a)	17,333,800	24,118,572
UniCredit SpA (a)	6,272,000	13,279,194

Total		54,606,918

JAPAN (24.0%)
Air Water, Inc. (a)	110,000	1,325,132
Asahi Glass Co., Ltd. (a)(b)	1,125,000	13,165,066
Asahi Group Holdings Ltd. (a)(b)	568,900	11,459,652
Bridgestone Corp. (a)(b)	670,800	15,455,584
DIC Corp. (a)	1,057,000	2,503,715
Dowa Holdings Co., Ltd. (a)(b)	496,000	3,078,364
East Japan Railway Co. (a)	131,500	7,531,113
Fujitsu Ltd. (a)	1,786,000	10,208,593
Furukawa Electric Co., Ltd. (a)(b)	1,330,000	5,552,875
Japan Tobacco, Inc. (a)	5,905	22,793,727
JFE Holdings, Inc. (a)	491,000	13,503,312
JX Holdings, Inc. (a)	1,795,400	12,075,940
Konica Minolta Holdings, Inc. (a)(b)	1,104,500	9,225,324
Mazda Motor Corp. (a)(c)	140,000	368,928
Mitsubishi Corp. (a)	369,200	9,221,826
Mitsubishi Electric Corp. (a)	600,000	6,969,665
Mitsubishi Gas Chemical Co., Inc. (a)	851,000	6,234,887
Mitsubishi UFJ Financial Group, Inc. (a)(b)	1,754,200	8,548,807
Mitsui & Co., Ltd. (a)	249,700	4,317,344
NGK Spark Plug Co., Ltd. (a)	359,000	4,960,477
Nippon Express Co., Ltd. (a)	1,338,000	5,421,735
Nippon Telegraph & Telephone Corp. (a)	419,200	20,218,781
Nissan Motor Co., Ltd. (a)(b)	1,898,100	19,947,538
ORIX Corp. (a)(b)	93,400	9,085,187
Otsuka Holdings Co., Ltd. (a)	127,000	3,360,501
Sharp Corp. (a)(b)	1,572,000	14,346,119
Sony Corp. (a)	386,500	10,197,906
Sumco Corp. (a)(b)(c)	227,000	3,843,199
Sumitomo Electric Industries Ltd. (a)	1,099,800	16,041,290
Sumitomo Mitsui Financial Group, Inc. (a)	410,600	12,660,724
Sumitomo Rubber Industries Ltd. (a)(b)	292,600	3,540,788
Tokyo Electric Power Co., Inc. (The) (a)(b)	1,172,100	4,744,833
Tokyo Gas Co., Ltd. (a)	1,532,000	6,914,463
Toshiba Corp. (a)	1,962,000	10,344,343
Toyota Motor Corp. (a)	557,100	22,940,925
Ube Industries Ltd. (a)	1,151,000	3,465,246

Total		335,573,909

KOREA (1.5%)
Hana Financial Group, Inc. (a)	127,800	4,484,478
KB Financial Group, Inc. (a)	92,000	4,373,502
LG Display Co., Ltd. (a)	64,200	1,791,926
LG Electronics, Inc. (a)	59,161	4,612,842
Samsung Electronics Co., Ltd. (a)	6,900	5,362,882

Total		20,625,630

The accompanying Notes to Financial Statements are an integral part of this statement.

62  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – AllianceBernstein International Value Fund

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (4.5%)
Aegon NV (a)(c)	2,272,500	$15,501,868
ING Groep NV-CVA (a)(c)	2,471,400	30,423,726
Koninklijke Ahold NV (a)	612,100	8,224,841
Koninklijke DSM NV (a)	149,432	9,698,353

Total		63,848,788

NORWAY (0.6%)
Telenor ASA (a)	483,600	7,919,346

POLAND (0.2%)
KGHM Polska Miedz SA (a)(c)	42,100	3,023,808

PORTUGAL (0.6%)
EDP-Energias de Portugal SA (a)	2,449,000	8,697,419

RUSSIAN FEDERATION (1.6%)
Gazprom OAO, ADR (a)(b)(c)	961,500	14,018,670
Lukoil OAO, ADR (a)(b)	73,150	4,652,340
Tatneft, ADR (a)(b)	74,200	3,198,020

Total		21,869,030

SINGAPORE (0.7%)
SembCorp Industries Ltd. (a)(b)	2,584,000	10,522,652

SPAIN (0.7%)
Gas Natural SDG SA (a)	468,600	9,815,957

SWITZERLAND (4.6%)
Clariant AG (a)(c)	460,700	8,805,767
Novartis AG (a)	475,600	29,132,798
Roche Holding AG (a)	115,000	19,245,317
UBS AG (a)(c)	399,208	7,279,047

Total		64,462,929

TAIWAN (0.5%)
AU Optronics Corp. (a)(c)	5,294,000	3,630,175
Lite-On Technology Corp. (a)	2,628,073	3,469,051

Total		7,099,226

TURKEY (0.5%)
Turkiye Is Bankasi, Series C (a)	1,064,400	3,265,996
Turkiye Vakiflar Bankasi Tao, Series D (a)	1,600,800	3,619,801

Total		6,885,797

UNITED KINGDOM (21.8%)
AstraZeneca PLC (a)	751,800	37,501,194
Aviva PLC (a)	1,825,100	12,859,170
BAE Systems PLC (a)	2,761,100	14,114,105
Barclays PLC (a)	3,261,700	13,424,820
BP PLC (a)	2,878,900	21,191,893
Cookson Group PLC (a)	479,200	5,172,147
Firstgroup PLC (a)	78,830	431,301
GKN PLC (a)	3,182,500	11,839,779
GlaxoSmithKline PLC (a)	419,179	8,974,642
Imperial Tobacco Group PLC (a)	321,300	10,679,541
Inchcape PLC (a)(c)	1,068,219	7,164,641
Informa PLC (a)	1,081,100	7,497,421
Lloyds Banking Group PLC (a)(c)	20,672,800	16,257,627
Rentokil Initial PLC (a)(c)	3,490,900	5,325,388
Rio Tinto PLC (a)	566,100	40,799,010
Royal Dutch Shell PLC, Class A (a)(c)	1,173,224	41,649,057
Vodafone Group PLC (a)	10,024,500	26,594,837
Xstrata PLC (a)	1,003,474	22,088,372

Total		303,564,945

Total Common Stocks
(Cost: $1,242,452,198)		$1,354,917,263

	Shares	Value

Money Market Fund 2.4%

Columbia Short-Term Cash Fund,
0.166% (d)(e)	33,587,550	$33,587,550

Total Money Market Fund
(Cost: $33,587,550)		$33,587,550

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.1%

Asset-Backed Commercial Paper (0.7%)
Antalis US Funding Corp.
08/05/11	0.280%	$4,996,461	$4,996,461
08/23/11	0.275%	4,996,486	4,996,486

Total			9,992,947

Certificates of Deposit (3.9%)
Clydesdale Bank PLC
07/21/11	0.280%	2,997,878	2,997,878
Commerzbank AG
07/20/11	0.220%	4,000,000	4,000,000
DZ Bank AG
07/12/11	0.200%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
07/18/11	0.180%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
08/12/11	0.300%	7,250,000	7,250,000
KBC Bank NV
07/27/11	0.280%	4,000,000	4,000,000
La Banque Postale
09/13/11	0.250%	3,000,000	3,000,000
Lloyds Bank PLC
10/03/11	0.260%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
08/05/11	0.260%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	2,000,000	2,000,000
Swedbank AB
08/05/11	0.240%	10,000,000	10,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	5,000,000	5,000,000

Total			55,247,878

Money Market Fund (0.4%)
JPMorgan Prime Money Market Fund, 0.010% (d)		5,000,000	5,000,000

Other Short-Term Obligations (0.5%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	4,000,000	4,000,000
08/08/11	0.300%	3,000,000	3,000,000

Total			7,000,000

Repurchase Agreements (2.6%)
MF Global Holdings Ltd. dated 06/30/11, matures 07/01/11, repurchase price $25,000,104 (f)
	0.150%	25,000,000	25,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $5,000,014 (f)
	0.100%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,918,813 (f)
	0.080%	5,918,800	5,918,800

Total			35,918,800

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $113,159,625)			$113,159,625

Total Investments
(Cost: $1,389,199,373)			$1,501,664,438
Other Assets & Liabilities, Net			(101,368,540)

Net Assets			$1,400,295,898

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  63

Portfolio of Investments (continued)

Variable Portfolio – AllianceBernstein International Value Fund

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2011:

	Percentage of
Industry	net assets	Value
Aerospace & Defense	1.0%	$14,114,105
Auto Components	4.0	56,108,593
Automobiles	4.6	64,020,528
Beverages	0.8	11,459,652
Building Products	1.4	19,193,890
Capital Markets	1.8	25,437,313
Chemicals	3.3	46,943,110
Commercial Banks	13.2	185,016,668
Commercial Services & Supplies	0.4	5,325,388
Computers & Peripherals	1.7	24,021,987
Construction & Engineering	1.6	22,692,816
Containers & Packaging	0.2	2,988,402
Distributors	0.5	7,164,641
Diversified Financial Services	2.8	39,508,913
Diversified Telecommunication Services	4.2	58,725,351
Electric Utilities	2.7	38,452,332
Electrical Equipment	2.0	28,563,830
Electronic Equipment, Instruments & Components	0.4	5,422,101
Food & Staples Retailing	1.3	18,572,128
Gas Utilities	1.2	16,730,420
Household Durables	2.1	30,026,840
Industrial Conglomerates	1.1	15,694,800
Insurance	5.0	70,525,067
Media	2.4	33,637,637
Metals & Mining	8.7	121,259,363
Office Electronics	0.7	9,225,324
Oil, Gas & Consumable Fuels	11.1	155,529,807
Pharmaceuticals	8.0	112,207,347
Real Estate Management & Development	0.8	11,052,258
Road & Rail	1.0	13,384,149
Semiconductors & Semiconductor Equipment	0.7	9,206,082
Specialty Retail	0.5	6,936,086
Textiles, Apparel & Luxury Goods	0.2	2,163,060
Tobacco	2.4	33,473,268
Trading Companies & Distributors	1.0	13,539,170
Wireless Telecommunication Services	1.9	26,594,837
Other(1)	10.5	146,747,175

Total		$1,501,664,438

(1)	Cash & Cash Equivalents.

Investments in Derivatives

At June 30, 2011, $1,024,687 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

Futures Contracts Outstanding at June 30, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long(short)	market value	date	appreciation	depreciation
EURO STOXX 50	336	$13,876,888	Sept. 2011	$437,180	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

64  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – AllianceBernstein International Value Fund

Forward Foreign Currency Exchange Contracts Open at June 30, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
J.P. Morgan Securities, Inc.	August 15, 2011	56,812,000 (CAD	)	58,677,959 (USD	)	$—	$(165,400)

J.P. Morgan Securities, Inc.	August 15, 2011	10,636,000 (EUR	)	15,077,615 (USD	)	—	(327,776)

J.P. Morgan Securities, Inc.	August 15, 2011	5,960,047,000 (JPY	)	72,845,938 (USD	)	—	(1,203,319)

J.P. Morgan Securities, Inc.	August 15, 2011	45,243,358 (USD	)	42,834,000 (AUD	)	450,956	—

J.P. Morgan Securities, Inc.	August 15, 2011	45,529,529 (USD	)	40,268,000 (CHF	)	2,377,902	—

J.P. Morgan Securities, Inc.	August 15, 2011	14,793,427 (USD	)	9,043,000 (GBP	)	—	(287,464)

J.P. Morgan Securities, Inc.	August 15, 2011	44,997,901 (USD	)	282,565,000 (SEK	)	—	(435,314)

Total						$2,828,858	$(2,419,273)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 96.76% of net assets.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$33,511,746	$163,255,290	$(163,179,486)	$—	$33,587,550	$26,266	$33,587,550

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

MF Global Holdings Ltd. (0.150%)
Security Description	Value
Fannie Mae Pool	$17,344,226
Fannie Mae REMICS	468,561
Freddie Mac Gold Pool	24,337
Freddie Mac Non Gold Pool	287,781
Freddie Mac REMICS	348,862
Ginnie Mae I Pool	2,797,280
Ginnie Mae II Pool	3,151,574
Government National Mortgage Association	1,077,532

Total Market Value of Collateral Securities	$25,500,153

Nomura Securities (0.100%)
Security Description	Value
Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  65

Portfolio of Investments (continued)

Variable Portfolio – AllianceBernstein International Value Fund

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$6,037,202

Total Market Value of Collateral Securities	$6,037,202

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

66  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – AllianceBernstein International Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  67

Portfolio of Investments (continued)

Variable Portfolio – AllianceBernstein International Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$22,556,529	$177,500,856	$—	$200,057,385
Consumer Staples	—	63,505,048	—	63,505,048
Energy	25,679,996	129,849,810	—	155,529,806
Financials	10,232,616	321,307,603	—	331,540,219
Health Care	—	112,207,347	—	112,207,347
Industrials	—	132,508,148	—	132,508,148
Information Technology	—	47,875,494	—	47,875,494
Materials	21,144,159	150,046,717	—	171,190,876
Telecommunication Services	—	85,320,188	—	85,320,188
Utilities	—	55,182,752	—	55,182,752

Total Equity Securities	79,613,300	1,275,303,963	—	1,354,917,263

Other
Affiliated Money Market Fund(c)	33,587,550	—	—	33,587,550
Investments of Cash Collateral Received for Securities on Loan	5,000,000	108,159,625	—	113,159,625

Total Other	38,587,550	108,159,625	—	146,747,175

Investments in Securities	118,200,850	1,383,463,588	—	1,501,664,438
Derivatives(d)
Assets
Futures Contracts	437,180	—	—	437,180
Forward Foreign Currency Exchange Contracts	—	2,828,858	—	2,828,858
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,419,273)	—	(2,419,273)

Total	$118,638,030	$1,383,873,173	$—	$1,502,511,203

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

68  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes 29.0%

Aerospace & Defense (0.1%)
Lockheed Martin Corp. Senior Unsecured (a)
11/15/19	4.250%	$2,430,000	$2,493,532
Northrop Grumman Corp. Senior Unsecured
08/01/14	3.700%	500,000	530,573

Total			3,024,105

Agencies (1.3%)
Ally Financial, Inc. FDIC Government Guaranty
10/30/12	1.750%	10,000,000	10,169,780
General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,000,000	10,320,385
JPMorgan Chase & Co. FDIC Government Guaranty
06/15/12	2.200%	7,000,000	7,127,477

Total			27,617,642

Automotive (0.2%)
American Honda Finance Corp. Senior Unsecured (b)
09/21/15	2.500%	2,500,000	2,513,017
Nissan Motor Acceptance Corp. Senior Unsecured (b)
01/30/13	3.250%	1,000,000	1,022,058

Total			3,535,075

Banking (7.0%)
American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,384,051
Senior Unsecured
10/17/12	5.550%	1,000,000	1,055,687
American Express Co. Senior Unsecured (a)
05/20/14	7.250%	2,050,000	2,344,560
American Express Credit Corp. Senior Unsecured
09/15/15	2.750%	680,000	679,797
BB&T Corp. Senior Unsecured
03/15/16	3.200%	1,910,000	1,953,865
BB&T Corp. (a) Senior Unsecured
04/30/14	5.700%	722,000	801,291
BNP Paribas SA Bank Guaranteed (a)(c)
02/23/16	3.600%	1,380,000	1,395,413
Bank of America Corp. Senior Unsecured
05/01/13	4.900%	1,960,000	2,064,795
04/01/15	4.500%	2,330,000	2,436,015
08/01/16	6.500%	5,500,000	6,133,897
07/01/20	5.625%	2,670,000	2,758,724
Bank of America NA Subordinated Notes
03/15/17	5.300%	2,000,000	2,061,492
Barclays Bank PLC Senior Unsecured (a)(c)
09/22/16	5.000%	1,500,000	1,613,613
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	1,000,000	1,227,241
Citigroup, Inc. Senior Unsecured
01/15/15	6.010%	6,110,000	6,723,676
06/15/16	3.953%	1,460,000	1,494,614
05/15/18	6.125%	5,930,000	6,530,294
07/15/39	8.125%	750,000	938,526
Citigroup, Inc. (a) Senior Unsecured
12/13/13	6.000%	2,670,000	2,903,035
05/19/15	4.750%	2,000,000	2,115,124
Credit Suisse Senior Unsecured
03/23/15	3.500%	3,000,000	3,093,087
Credit Suisse (a) Senior Unsecured
05/01/14	5.500%	1,560,000	1,713,418
Subordinated Notes
02/15/18	6.000%	1,170,000	1,262,497
Deutsche Bank AG Senior Unsecured (c)
08/18/14	3.875%	2,000,000	2,102,192
Fifth Third Bancorp Senior Unsecured (a)
05/01/13	6.250%	1,780,000	1,927,154
Goldman Sachs Group, Inc. (The) Senior Notes
08/01/15	3.700%	1,570,000	1,598,681
02/01/41	6.250%	960,000	967,844
Goldman Sachs Group, Inc. (The) (a) Senior Unsecured
01/15/15	5.125%	3,950,000	4,238,749
02/07/16	3.625%	4,650,000	4,700,490
02/15/19	7.500%	2,880,000	3,343,044
03/15/20	5.375%	4,300,000	4,440,374
HSBC Bank PLC (b)(c) Senior Notes
06/28/15	3.500%	1,660,000	1,702,399
Senior Unsecured
05/24/16	3.100%	970,000	963,587
HSBC Holdings PLC (c) Senior Unsecured
04/05/21	5.100%	1,170,000	1,198,997
Subordinated Notes
06/01/38	6.800%	750,000	800,375
Huntington Bancshares, Inc. Subordinated Notes
12/15/20	7.000%	360,000	405,901
JPMorgan Chase & Co. Senior Unsecured
03/01/16	3.450%	3,500,000	3,565,223
10/02/17	6.400%	900,000	1,026,841
01/15/18	6.000%	2,875,000	3,197,443
JPMorgan Chase & Co. (a) Senior Unsecured
01/20/15	3.700%	6,000,000	6,238,842
03/25/20	4.950%	2,900,000	2,995,604
KeyBank NA FDIC Government Guaranty
06/15/12	3.200%	7,500,000	7,710,653
Morgan Stanley Senior Unsecured
04/28/15	6.000%	2,800,000	3,035,388
04/01/18	6.625%	2,930,000	3,227,668
09/23/19	5.625%	2,550,000	2,616,660
07/24/20	5.500%	1,980,000	2,004,138
01/25/21	5.750%	2,380,000	2,408,153
Morgan Stanley (a) Senior Unsecured
11/20/14	4.200%	1,500,000	1,557,767
National Australia Bank Ltd. Senior Unsecured (a)(b)(c)
09/28/15	2.750%	900,000	899,373
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	1,090,000	1,262,356
PNC Bank NA Subordinated Notes
12/07/17	6.000%	2,200,000	2,470,996
PNC Funding Corp. Bank Guaranteed
02/08/15	3.625%	660,000	695,149
09/21/15	4.250%	500,000	536,449
Royal Bank of Scotland PLC (The) (a)(c) Bank Guaranteed
09/21/15	3.950%	2,370,000	2,377,498
03/16/16	4.375%	3,890,000	3,923,971
SunTrust Banks, Inc. Senior Unsecured (a)
04/15/16	3.600%	300,000	302,911
U.S. Bancorp
02/01/16	3.442%	1,190,000	1,208,977
Senior Unsecured
06/14/13	2.000%	670,000	683,448
UBS AG Senior Unsecured
08/12/13	2.250%	1,000,000	1,017,211
12/20/17	5.875%	4,140,000	4,541,456
04/25/18	5.750%	500,000	542,089
Wells Fargo & Co. Senior Unsecured
06/15/16	3.676%	1,430,000	1,469,095
12/11/17	5.625%	3,000,000	3,313,812
Wells Fargo & Co. (a) Senior Unsecured
04/01/21	4.600%	1,920,000	1,930,660
Westpac Banking Corp. Senior Unsecured (a)(c)
08/04/15	3.000%	1,050,000	1,061,383

Total			152,895,713

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  69

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)
Brokerage (0.1%)
Jefferies Group, Inc. Senior Unsecured
04/15/21	6.875%	$500,000	$537,377
Jefferies Group, Inc. (a) Senior Unsecured
04/13/18	5.125%	1,200,000	1,202,420

Total			1,739,797

Chemicals (0.3%)
CF Industries, Inc.
05/01/18	6.875%	2,000,000	2,255,000
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	2,760,000	3,100,355
02/15/16	2.500%	1,150,000	1,141,707
Mosaic Co. (The) Senior Unsecured (b)
12/01/16	7.625%	1,000,000	1,062,500

Total			7,559,562

Construction Machinery (0.1%)
Deere & Co. Senior Unsecured (a)
10/16/29	5.375%	1,450,000	1,538,025
John Deere Capital Corp. Senior Unsecured
06/17/13	1.875%	1,000,000	1,019,849

Total			2,557,874

Consumer Cyclical Services (0.1%)
Corrections Corp. of America
06/01/17	7.750%	2,950,000	3,211,812

Consumer Products (0.1%)
Jarden Corp. (a)
05/01/16	8.000%	2,000,000	2,170,000
Kimberly-Clark Corp. Senior Unsecured
11/01/18	7.500%	400,000	502,193

Total			2,672,193

Diversified Manufacturing (0.5%)
Danaher Corp. Senior Notes
06/23/21	3.900%	1,000,000	996,065
General Electric Co. Senior Unsecured
02/01/13	5.000%	3,000,000	3,184,313
12/06/17	5.250%	2,300,000	2,547,995
United Technologies Corp. Senior Unsecured
02/01/19	6.125%	1,250,000	1,461,828
United Technologies Corp. (a) Senior Unsecured
04/15/40	5.700%	1,680,000	1,799,524

Total			9,989,725

Electric (1.2%)
AES Corp. (The) Senior Unsecured (a)
10/15/17	8.000%	2,800,000	2,968,000
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	3,550,000	4,366,500
Cleveland Electric Illuminating Co. (The) Senior Unsecured
04/01/17	5.700%	571,000	624,345
Consolidated Edison Co. of New York, Inc. Senior Unsecured
07/01/12	5.625%	1,700,000	1,782,222
Dominion Resources, Inc. Senior Unsecured
06/15/18	6.400%	1,880,000	2,180,966
Duke Energy Carolinas LLC
11/15/18	7.000%	700,000	854,739
Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	3,000,000	3,190,467
Edison International Senior Unsecured (a)
09/15/17	3.750%	1,200,000	1,205,424
Exelon Generation Co. LLC Senior Unsecured
10/01/19	5.200%	1,370,000	1,429,736
FirstEnergy Solutions Corp. (a)
08/15/21	6.050%	2,710,000	2,916,093
Florida Power Corp. 1st Mortgage
09/15/37	6.350%	1,000,000	1,144,723
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	700,000	741,921
PacifiCorp 1st Mortgage
01/15/39	6.000%	1,000,000	1,104,013
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	1,650,000	1,694,725

Total			26,203,874

Entertainment (0.3%)
Time Warner, Inc.
07/15/15	3.150%	1,530,000	1,575,753
03/15/20	4.875%	2,000,000	2,071,096
05/01/32	7.700%	1,500,000	1,811,027
07/15/40	6.100%	1,060,000	1,077,549

Total			6,535,425

Environmental (0.3%)
Republic Services, Inc. (a)
09/15/19	5.500%	1,900,000	2,064,350
03/01/20	5.000%	2,000,000	2,113,778
05/15/41	5.700%	1,000,000	976,221
Waste Management, Inc. (a)
06/30/20	4.750%	2,000,000	2,075,676

Total			7,230,025

Food and Beverage (1.1%)
Anheuser-Busch InBev Worldwide, Inc. (c)
11/15/14	5.375%	400,000	446,694
01/15/19	7.750%	3,000,000	3,774,132
11/15/19	6.875%	3,000,000	3,648,414
General Mills, Inc. Senior Unsecured
08/15/13	5.250%	3,000,000	3,259,548
Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,090,975
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	1,142,000	1,313,797
02/10/20	5.375%	5,400,000	5,903,269
Mead Johnson Nutrition Co. Senior Unsecured
11/01/14	3.500%	1,500,000	1,571,745
11/01/39	5.900%	1,000,000	1,037,045
PepsiCo, Inc. Senior Unsecured
11/01/40	4.875%	450,000	430,105
SABMiller PLC Senior Unsecured (b)(c)
08/15/13	5.500%	830,000	899,035
Tyson Foods, Inc.
04/01/16	6.850%	1,000,000	1,105,000

Total			24,479,759

Gaming (0.1%)
International Game Technology Senior Unsecured
06/15/20	5.500%	1,000,000	1,027,100

Gas Distributors (0.2%)
Sempra Energy Senior Unsecured
06/01/16	6.500%	1,675,000	1,939,801
02/15/19	9.800%	1,000,000	1,341,407

Total			3,281,208

Gas Pipelines (1.2%)
CenterPoint Energy Resources Corp. Senior Unsecured
02/01/37	6.250%	305,000	318,201
El Paso Corp. Senior Unsecured
06/01/18	7.250%	2,800,000	3,185,000
Enbridge Energy Partners LP Senior Unsecured
09/15/40	5.500%	1,200,000	1,138,381
Enbridge Energy Partners LP (a) Senior Unsecured
03/15/20	5.200%	2,000,000	2,120,628
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,048,372
Enterprise Products Operating LLC (a)
09/01/20	5.200%	4,770,000	5,029,669
02/01/41	5.950%	1,190,000	1,181,896
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/20	6.850%	2,000,000	2,312,472
Kinder Morgan Energy Partners LP (a) Senior Unsecured
09/15/20	5.300%	1,050,000	1,104,599
09/01/39	6.500%	1,200,000	1,246,057
Magellan Midstream Partners LP Senior Unsecured
07/15/19	6.550%	1,480,000	1,719,445
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	1,280,000	1,342,608
05/01/19	8.750%	2,000,000	2,516,038
TransCanada PipeLines Ltd. Senior Unsecured (c)
10/01/20	3.800%	820,000	811,271

The accompanying Notes to Financial Statements are an integral part of this statement.

70  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (cont.)
Williams Partners LP Senior Unsecured
02/15/15	3.800%	$250,000	$261,874
Williams Partners LP (a) Senior Unsecured
11/15/20	4.125%	1,570,000	1,507,032

Total			26,843,543

Health Care (0.9%)
Baxter International, Inc. Senior Unsecured
09/01/16	5.900%	500,000	585,995
Boston Scientific Corp. Senior Unsecured (a)
01/15/15	4.500%	1,000,000	1,054,373
CareFusion Corp. Senior Unsecured
08/01/12	4.125%	1,350,000	1,391,472
Covidien International Finance SA (c)
06/15/13	1.875%	2,000,000	2,033,852
Express Scripts, Inc.
06/15/12	5.250%	2,500,000	2,600,940
06/15/19	7.250%	3,493,000	4,177,825
HCA, Inc. Senior Secured (a)
02/15/20	7.875%	3,170,000	3,439,450
Medco Health Solutions, Inc. Senior Unsecured
08/15/13	7.250%	2,269,000	2,526,266
Medco Health Solutions, Inc. (a) Senior Unsecured
09/15/20	4.125%	1,040,000	1,002,646

Total			18,812,819

Healthcare Insurance (—%)
WellPoint, Inc. Senior Unsecured
08/15/40	5.800%	500,000	507,815

Home Construction (—%)
Toll Brothers Finance Corp.
11/01/19	6.750%	500,000	517,344
Toll Brothers Finance Corp. (a)
11/15/12	6.875%	450,000	478,016

Total			995,360

Independent Energy (0.8%)
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	2,500,000	2,813,968
Anadarko Petroleum Corp. (a) Senior Unsecured
09/15/36	6.450%	1,000,000	1,043,446
Apache Corp. Senior Unsecured
02/01/42	5.250%	640,000	630,409
Chesapeake Energy Corp. (a)
07/15/13	7.625%	970,000	1,057,300
EOG Resources, Inc. Senior Unsecured
06/01/19	5.625%	750,000	841,132
02/01/21	4.100%	1,160,000	1,145,689
Newfield Exploration Co. Senior Subordinated Notes
02/01/20	6.875%	2,510,000	2,666,875
Nexen, Inc. Senior Unsecured (a)(c)
07/30/19	6.200%	1,840,000	2,067,043
Talisman Energy, Inc. (c) Senior Unsecured
06/01/19	7.750%	2,600,000	3,168,573
02/01/21	3.750%	1,040,000	983,094

Total			16,417,529

Integrated Energy (0.8%)
BP Capital Markets PLC (a)(c)
03/11/16	3.200%	1,230,000	1,251,033
BP Capital Markets PLC (c)
10/01/20	4.500%	1,000,000	1,019,794
Cenovus Energy, Inc. Senior Unsecured (c)
09/15/14	4.500%	1,000,000	1,085,305
ConocoPhillips
02/01/19	5.750%	4,000,000	4,600,140
Hess Corp. Senior Unsecured
01/15/40	6.000%	940,000	972,873
Marathon Petroleum Corp. (b)
03/01/16	3.500%	1,000,000	1,025,107
03/01/21	5.125%	890,000	914,963
Shell International Finance BV (a)(c)
09/22/15	3.250%	1,225,000	1,288,196
Shell International Finance BV (c)
06/28/15	3.100%	3,000,000	3,135,291
Suncor Energy, Inc. (c) Senior Unsecured
06/01/18	6.100%	1,753,000	1,993,662
06/01/39	6.850%	730,000	833,115

Total			18,119,479

Life Insurance (0.6%)
Hartford Financial Services Group, Inc. Senior Unsecured
03/30/15	4.000%	1,510,000	1,556,591
03/15/18	6.300%	1,130,000	1,228,766
Lincoln National Corp. Senior Unsecured (a)
02/15/20	6.250%	1,565,000	1,721,301
MetLife, Inc. Senior Unsecured
06/01/16	6.750%	3,000,000	3,491,865
Prudential Financial, Inc. Senior Unsecured
09/17/12	3.625%	750,000	769,956
06/15/19	7.375%	1,730,000	2,051,616
11/15/40	6.200%	510,000	521,179
Prudential Financial, Inc. (a) Senior Unsecured
06/21/20	5.375%	1,270,000	1,337,948
05/12/41	5.625%	730,000	675,126

Total			13,354,348

Media Cable (1.5%)
CSC Holdings LLC Senior Unsecured (a)
04/15/12	6.750%	300,000	308,625
Comcast Corp.
03/15/16	5.900%	2,500,000	2,845,827
05/15/18	5.700%	500,000	557,880
05/15/38	6.400%	800,000	851,296
Comcast Corp. (a)
03/01/20	5.150%	5,060,000	5,448,056
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	3,000,000	3,107,214
DIRECTV Holdings LLC/Financing Co., Inc. (a)
10/01/14	4.750%	1,500,000	1,641,934
03/15/15	3.550%	4,700,000	4,910,598
DISH DBS Corp. (a)
10/01/13	7.000%	650,000	697,938
DISH DBS Corp. (a)(b)
06/01/21	6.750%	1,230,000	1,260,750
Time Warner Cable, Inc.
07/02/12	5.400%	2,200,000	2,299,825
07/01/18	6.750%	4,200,000	4,870,711
Virgin Media Secured Finance PLC (a)(c) Senior Secured
01/15/18	6.500%	3,580,000	3,924,575
Virgin Media Secured Finance PLC (b)(c) Senior Secured
01/15/21	5.250%	950,000	1,011,667

Total			33,736,896

Media Non-Cable (0.7%)
CBS Corp. (a)
02/15/21	4.300%	1,360,000	1,319,485
Discovery Communications LLC
08/15/19	5.625%	1,200,000	1,326,148
Discovery Communications LLC (a)
06/15/21	4.375%	1,200,000	1,188,257
Interpublic Group of Companies, Inc. (The) Senior Unsecured (a)
07/15/17	10.000%	1,500,000	1,773,750
Lamar Media Corp. (a)
04/01/14	9.750%	1,500,000	1,732,500
NBCUniversal Media LLC (b) Senior Unsecured
04/30/20	5.150%	920,000	971,430
04/01/21	4.375%	2,420,000	2,394,713
News America, Inc.
08/15/39	6.900%	1,590,000	1,750,937
Omnicom Group, Inc. Senior Unsecured
08/15/20	4.450%	1,990,000	1,974,040

Total			14,431,260

Metals (0.9%)
Anglo American Capital PLC (a)(b)(c)
09/27/20	4.450%	250,000	253,998
Anglo American Capital PLC (b)(c)
04/08/19	9.375%	1,000,000	1,315,450
AngloGold Ashanti Holdings PLC (c)
04/15/20	5.375%	1,755,000	1,727,994
ArcelorMittal (a)(c) Senior Unsecured
06/01/19	9.850%	1,480,000	1,876,242
08/05/20	5.250%	1,345,000	1,329,846
03/01/21	5.500%	1,300,000	1,302,029
Barrick North America Finance LLC (b)
05/30/21	4.400%	1,450,000	1,443,275
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured
04/01/17	8.375%	1,500,000	1,638,750
Newmont Mining Corp.
10/01/39	6.250%	1,060,000	1,100,299

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  71

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

Metals (cont.)
Peabody Energy Corp.
09/15/20	6.500%	$1,000,000	$1,075,000
Rio Tinto Finance USA Ltd. (a)(c)
11/02/20	3.500%	680,000	650,765
Teck Resources Ltd. (c)(d)
01/15/17	3.150%	1,000,000	1,000,647
Vale Overseas Ltd. (a)(c)
09/15/19	5.625%	3,240,000	3,457,919
Vale Overseas Ltd. (c)
09/15/20	4.625%	1,400,000	1,379,774

Total			19,551,988

Non-Captive Consumer (0.4%)
American International Group, Inc. Senior Unsecured
01/16/18	5.850%	3,410,000	3,568,142
08/15/18	8.250%	1,650,000	1,895,234
HSBC Finance Corp. Senior Unsecured (a)
07/15/13	4.750%	600,000	635,348
SLM Corp. (a) Senior Notes
01/25/16	6.250%	1,110,000	1,151,625
Senior Unsecured
10/01/13	5.000%	1,750,000	1,820,000

Total			9,070,349

Non-Captive Diversified (0.9%)
Ford Motor Credit Co. LLC Senior Unsecured
09/15/15	5.625%	1,340,000	1,387,153
Ford Motor Credit Co. LLC (a) Senior Unsecured
10/01/13	7.000%	250,000	267,169
General Electric Capital Corp.
09/15/17	5.625%	2,000,000	2,208,046
Senior Unsecured
11/09/15	2.250%	2,000,000	1,965,990
08/07/19	6.000%	4,100,000	4,539,766
01/10/39	6.875%	750,000	849,013
Subordinated Notes
02/11/21	5.300%	810,000	843,466
General Electric Capital Corp. (a) Senior Unsecured
11/14/14	3.750%	4,000,000	4,234,032
09/16/20	4.375%	2,250,000	2,224,213
01/07/21	4.625%	200,000	201,177
International Lease Finance Corp. Senior Unsecured (a)
05/15/16	5.750%	1,180,000	1,161,966

Total			19,881,991

Oil Field Services (0.2%)
Ensco PLC Senior Unsecured (c)
03/15/16	3.250%	980,000	995,048
Transocean, Inc. (a)(c)
11/15/20	6.500%	900,000	1,006,415
Weatherford International Ltd. (a)(c)
03/01/19	9.625%	1,490,000	1,924,248
Weatherford International Ltd. (c)
09/15/20	5.125%	900,000	918,919

Total			4,844,630

Other Financial Institutions (0.1%)
QBE Capital Funding III Ltd. (b)(c)(e)
05/24/41	7.250%	1,310,000	1,314,420

Packaging (0.1%)
Ball Corp. (a)
09/15/20	6.750%	2,710,000	2,879,375

Paper (0.2%)
Georgia-Pacific LLC (a)(b)
11/01/20	5.400%	3,000,000	3,057,396
International Paper Co. Senior Unsecured
05/15/19	9.375%	950,000	1,213,164

Total			4,270,560

Pharmaceuticals (0.6%)
Abbott Laboratories Senior Unsecured (a)
05/27/40	5.300%	1,435,000	1,441,480
Amgen, Inc. Senior Unsecured
10/01/20	3.450%	960,000	915,372
Amgen, Inc. (a) Senior Unsecured
06/01/17	5.850%	950,000	1,100,059
Amgen, Inc. (d) Senior Unsecured
06/15/21	4.100%	980,000	972,268
Pfizer, Inc. Senior Unsecured (a)
03/15/39	7.200%	1,400,000	1,748,055
Roche Holdings, Inc. (b)
03/01/19	6.000%	4,100,000	4,723,860
Watson Pharmaceuticals, Inc. Senior Unsecured
08/15/14	5.000%	2,432,000	2,641,573

Total			13,542,667

Property & Casualty (0.3%)
Allstate Corp. (The) Senior Unsecured (a)
05/16/19	7.450%	3,000,000	3,569,787
Berkshire Hathaway Finance Corp. (a)
01/15/21	4.250%	1,195,000	1,216,750
CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	700,000	727,815
08/15/21	5.750%	500,000	516,295

Total			6,030,647

Railroads (0.2%)
Burlington Northern Santa Fe LLC Senior Unsecured (a)
03/01/41	5.050%	700,000	652,302
CSX Corp. Senior Unsecured
03/15/13	5.750%	1,000,000	1,075,945
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	1,200,000	1,358,530
Union Pacific Corp. Senior Unsecured
02/15/14	5.125%	1,000,000	1,097,826

Total			4,184,603

Refining (0.1%)
Valero Energy Corp. (a)
02/01/15	4.500%	2,270,000	2,423,239

REITs (1.0%)
AMB Property LP
06/01/13	6.300%	1,100,000	1,182,823
Developers Diversified Realty Corp. Senior Unsecured
04/15/18	4.750%	2,730,000	2,691,108
Developers Diversified Realty Corp. (a) Senior Unsecured
10/15/12	5.375%	730,000	751,453
Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,040,778
HCP, Inc. Senior Unsecured
02/01/16	3.750%	730,000	742,355
HCP, Inc. (a) Senior Unsecured
02/01/21	5.375%	2,025,000	2,088,640
Kimco Realty Corp. Senior Unsecured (a)
10/01/19	6.875%	910,000	1,057,372
ProLogis LP
12/01/19	6.625%	400,000	435,597
Senior Unsecured
03/15/20	6.875%	40,000	44,168
Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	670,000	717,825
03/15/20	7.750%	1,615,000	1,850,226
Simon Property Group LP Senior Unsecured (a)
02/01/20	5.650%	1,945,000	2,101,376
UDR, Inc.
06/01/18	4.250%	1,130,000	1,117,420
Ventas Realty LP/Capital Corp.
11/30/15	3.125%	1,995,000	1,975,367
Ventas Realty LP/Capital Corp. (a)
06/01/21	4.750%	1,200,000	1,171,386
WEA Finance LLC (b)
05/10/21	4.625%	1,960,000	1,902,096

Total			20,869,990

Restaurants (—%)
McDonald’s Corp. Senior Unsecured
03/01/18	5.350%	700,000	793,638

Retailers (0.8%)
CVS Caremark Corp. Senior Unsecured
03/15/19	6.600%	3,500,000	4,062,460
Gap, Inc. (The) Senior Unsecured (a)
04/12/21	5.950%	1,110,000	1,066,387
Home Depot, Inc. Senior Unsecured
03/01/16	5.400%	1,610,000	1,799,037
Home Depot, Inc. (a) Senior Unsecured
04/01/41	5.950%	850,000	875,352
Limited Brands, Inc. Senior Unsecured (a)
07/15/17	6.900%	1,400,000	1,499,750

The accompanying Notes to Financial Statements are an integral part of this statement.

72  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

Retailers (cont.)
Macy’s Retail Holdings, Inc.
03/15/12	5.350%	$1,000,000	$1,025,337
Macy’s Retail Holdings, Inc. (a)
12/01/16	5.900%	1,030,000	1,156,240
Wal-Mart Stores, Inc. Senior Unsecured
04/01/40	5.625%	3,500,000	3,609,288
10/25/40	5.000%	1,940,000	1,826,570
Wal-Mart Stores, Inc. (a) Senior Unsecured
04/15/41	5.625%	1,000,000	1,031,697

Total			17,952,118

Supermarkets (0.3%)
Delhaize Group SA (a)(c)
06/15/17	6.500%	1,867,000	2,152,419
Kroger Co. (The)
06/15/12	6.200%	1,343,000	1,410,721
Kroger Co. (The) (a)
08/15/17	6.400%	1,600,000	1,874,309
Safeway, Inc. Senior Unsecured
08/15/12	5.800%	2,000,000	2,104,236

Total			7,541,685

Technology (0.6%)
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	1,170,000	1,236,158
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	1,000,000	1,122,438
Jabil Circuit, Inc. Senior Unsecured
07/15/16	7.750%	1,910,000	2,115,325
12/15/20	5.625%	1,560,000	1,528,800
Oracle Corp. Senior Unsecured
01/15/16	5.250%	1,000,000	1,128,514
Oracle Corp. (b) Senior Notes
07/15/40	5.375%	3,800,000	3,802,925
Xerox Corp. Senior Unsecured
02/15/15	4.250%	2,850,000	3,034,500

Total			13,968,660

Textile (0.1%)
Hanesbrands, Inc. (a)
12/15/20	6.375%	1,540,000	1,493,800

Tobacco (0.2%)
Altria Group, Inc.
08/06/19	9.250%	525,000	684,571
02/06/39	10.200%	1,000,000	1,434,264
Philip Morris International, Inc. Senior Unsecured (a)
05/17/21	4.125%	1,870,000	1,863,313

Total			3,982,148

Wireless (0.9%)
America Movil SAB de CV (a)(c)
03/30/20	5.000%	2,550,000	2,660,157
American Tower Corp Senior Unsecured
04/01/15	4.625%	2,300,000	2,421,330
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
02/01/14	5.550%	2,400,000	2,645,352
11/15/18	8.500%	3,400,000	4,415,114
Rogers Communications, Inc. (c)
06/15/13	6.250%	750,000	822,545
SBA Telecommunications, Inc.
08/15/19	8.250%	2,000,000	2,140,000
Vodafone Group PLC (a)(c) Senior Unsecured
12/16/13	5.000%	2,800,000	3,046,677
Vodafone Group PLC (c) Senior Unsecured
02/27/17	5.625%	2,170,000	2,431,593

Total			20,582,768

Wirelines (1.6%)
AT&T, Inc. Senior Unsecured
11/15/13	6.700%	1,000,000	1,121,387
09/15/14	5.100%	1,000,000	1,098,942
AT&T, Inc. (a) Senior Unsecured
02/15/39	6.550%	4,100,000	4,497,003
British Telecommunications PLC (a)(c) Senior Unsecured
01/15/13	5.150%	1,000,000	1,060,215
British Telecommunications PLC (c) Senior Unsecured
01/15/18	5.950%	3,065,000	3,385,240
CenturyLink, Inc. Senior Unsecured
09/15/19	6.150%	1,505,000	1,513,675
CenturyLink, Inc. (a) Senior Unsecured
09/15/39	7.600%	860,000	827,217
Deutsche Telekom International Finance BV (c)
07/22/13	5.250%	4,000,000	4,318,350
08/20/18	6.750%	600,000	707,947
France Telecom SA Senior Unsecured (c)
07/08/14	4.375%	1,300,000	1,407,839
Qwest Corp. Senior Unsecured (a)
03/15/12	8.875%	1,250,000	1,315,625
Telecom Italia Capital SA (c)
06/04/18	6.999%	2,620,000	2,865,444
06/18/19	7.175%	780,000	861,187
Telefonica Emisiones SAU (c)
07/15/19	5.877%	1,200,000	1,260,114
02/16/21	5.462%	1,680,000	1,705,483
Verizon Communications, Inc. Senior Unsecured
04/01/39	7.350%	1,520,000	1,826,260
Verizon Communications, Inc. (a) Senior Unsecured
11/01/18	8.750%	300,000	390,332
04/01/19	6.350%	2,500,000	2,904,015
Windstream Corp. (a)
11/01/17	7.875%	1,530,000	1,623,713

Total			34,689,988

Total Corporate Bonds & Notes
(Cost: $623,705,744)			$636,649,202

Residential Mortgage-Backed Securities — Agency 30.6%

Federal Home Loan Mortgage Corp. (d)(f)
04/01/41	4.000%	$22,418,707	$22,481,533
02/01/38	6.000%	9,736,769	10,717,169
Federal Home Loan Mortgage Corp. (f)
11/01/22-06/01/33	5.000%	11,001,705	11,794,586
03/01/34-08/01/38	5.500%	22,411,129	24,379,228
CMO Series 2702 Class AB
07/15/27	4.500%	66,039	66,028
CMO Series 3599 Class B
11/15/14	1.600%	2,324,738	2,335,571
Federal National Mortgage Association (d)(f)
07/01/41	4.500%	44,000,000	45,519,364
07/01/31-07/01/41	5.000%	51,000,000	54,358,255
07/01/41	6.000%	9,100,000	9,995,786
07/01/41	6.500%	7,000,000	7,925,316
Federal National Mortgage Association (e)(f) CMO Series 2002-82 Class FP
02/25/32	0.686%	1,651,273	1,652,262
CMO Series 2006-43 Class FM
06/25/36	0.486%	3,734,464	3,743,410
CMO Series 2007-36 Class FB
04/25/37	0.586%	2,352,054	2,352,055
Federal National Mortgage Association (f)
10/01/40-12/01/40	4.000%	29,168,188	29,243,244
07/01/33- 11/01/40	4.500%	52,056,791	54,200,447
11/01/33- 08/01/39	5.000%	77,868,873	83,202,147
04/01/33- 01/01/39	5.500%	97,545,576	105,998,233
08/01/34- 09/01/37	6.000%	35,739,747	39,460,653
Government National Mortgage Association (a)(f)
07/20/39	5.000%	23,513,074	25,569,243
Government National Mortgage Association (d)(f)
06/15/41	4.500%	24,901,927	26,354,539
Government National Mortgage Association (f)
11/20/40	4.000%	32,311,073	32,878,201
02/15/40-05/15/40	4.500%	44,181,435	46,765,290
03/15/40-10/20/40	5.000%	28,357,280	30,828,905

Total Residential Mortgage-Backed Securities — Agency
(Cost: $667,588,543)			$671,821,465

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  73

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Non-Agency 3.5%

Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1 (f)
08/25/19	5.000%	$1,392,427	$1,402,137
Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3 (f)
12/25/36	6.000%	2,235,114	2,159,150
CitiCorp Mortgage Securities, Inc. CMO Series 2003-6 Class 1A2 (f)
05/25/33	4.500%	994,254	998,545
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3 (f)
09/25/37	6.000%	2,314,217	2,273,390
Citigroup Mortgage Loan Trust, Inc. CMO Series 2005-4 Class A (e)(f)
08/25/35	5.340%	3,696,934	3,591,293
Countrywide Home Loan Mortgage Pass-Through Trust (f) CMO Series 2003-35 Class 1A3
09/25/18	5.000%	2,454,031	2,532,151
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	821,052	862,584
JP Morgan Mortgage Trust (e)(f) CMO Series 2005-A4 Class 2A1
07/25/35	2.773%	3,085,543	2,600,832
CMO Series 2005-S2 Class 3A1
02/25/32	6.782%	3,107,660	3,137,422
JP Morgan Mortgage Trust (f) CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	2,191,679	2,238,947
PHH Mortgage Capital LLC CMO Series 2007-6 Class A1 (e)(f)
12/18/37	6.140%	2,899,576	3,020,140
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1 (e)(f)
05/25/35	2.666%	3,832,559	3,811,284
Residential Funding Mortgage Securities I CMO Series 2006-S10 Class 2A1 (f)
10/25/21	5.500%	1,514,494	1,448,312
WaMu Mortgage Pass-Through Certificates (f) CMO Series 2003-S11 Class 3A5
11/25/33	5.950%	1,799,088	1,896,823
CMO Series 2003-S8 Class A2
09/25/18	5.000%	2,026,396	2,086,432
Wells Fargo Mortgage-Backed Securities Trust (e)(f) CMO Series 2004-A Class A1
02/25/34	4.850%	2,277,692	2,307,063
CMO Series 2005-AR14 Class A1
08/25/35	5.363%	2,745,721	2,670,382
CMO Series 2005-AR16 Class 4A6
10/25/35	2.816%	1,038,971	1,022,933
CMO Series 2005-AR2 Class 2A2
03/25/35	2.742%	3,829,841	3,420,446
CMO Series 2007-AR10 Class 1A1
01/25/38	6.078%	2,015,616	1,983,930
Wells Fargo Mortgage-Backed Securities Trust (f) CMO Series 2003-12 Class A1
11/25/18	4.750%	2,365,504	2,438,354
CMO Series 2003-17 Class 1A14
01/25/34	5.250%	2,871,685	2,968,291
CMO Series 2004-4 Class A9
05/25/34	5.500%	3,502,449	3,603,705
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	667,685	624,647
CMO Series 2005-2 Class 1A1
04/25/35	5.500%	3,293,221	3,313,375
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	1,224,887	1,225,486
CMO Series 2005-6 Class A1
08/25/35	5.250%	2,772,161	2,785,367
CMO Series 2006-10 Class A19
08/25/36	6.000%	2,894,802	2,858,259
CMO Series 2006-10 Class A4
08/25/36	6.000%	3,000,000	2,920,803
CMO Series 2006-3 Class A9
03/25/36	5.500%	2,941,731	2,947,511
CMO Series 2006-9 Class 1A15
08/25/36	6.000%	2,814,636	2,805,745
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	2,986,576	3,103,008

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $76,766,788)			$77,058,747

Commercial Mortgage-Backed Securities — Non-Agency 5.4%

Banc of America Merrill Lynch Commercial Mortgage, Inc. (f) Series 2004-6 Class A3
12/10/42	4.512%	$10,000,000	$10,104,769
Series 2005-1 Class A3
11/10/42	4.877%	825,597	827,918
Bank of America-First Union NB Commercial Mortgage Series 2001-3 Class A2 (f)
04/11/37	5.464%	496,153	495,901
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A4 (e)(f)
07/10/37	5.234%	1,120,206	1,161,556
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A5 (e)(f)
07/10/45	4.979%	2,000,000	2,010,212
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A3 (f)
04/10/40	4.646%	753,107	772,271
GS Mortgage Securities Corp. II (e)(f) Series 2004-GG2 Class A6
08/01/38	5.396%	4,675,000	5,040,145
GS Mortgage Securities Corp. II (f) Series 2005-GG4 Class A4
07/10/39	4.761%	9,400,000	9,905,474
Series 2005-GG4 Class A4A
07/10/39	4.751%	4,580,000	4,882,032
Greenwich Capital Commercial Funding Corp. (e)(f) Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,739,146
Greenwich Capital Commercial Funding Corp. (f) Series 2005-GG3 Class A3
08/10/42	4.569%	5,875,000	5,943,549
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB2 Class A3 (f)
04/15/35	6.429%	227,891	227,676
LB-UBS Commercial Mortgage Trust (e)(f) Series 2003-C7 Class A3
09/15/27	4.559%	7,975,000	8,041,354
Series 2004-C4 Class A4
06/15/29	5.499%	3,000,000	3,230,953
Series 2004-C8 Class AJ
12/15/39	4.858%	1,250,000	1,274,487
Series 2005-C5 Class AM
09/15/40	5.017%	3,500,000	3,614,366
Series 2005-C7 Class AM
11/15/40	5.263%	4,100,000	4,265,439
LB-UBS Commercial Mortgage Trust (f) Series 2004-C1 Class A4
01/15/31	4.568%	8,500,000	8,963,848
Series 2004-C7 Class A5
10/15/29	4.628%	5,141,000	5,373,255
Series 2005-C2 Class A4
04/15/30	4.998%	3,000,000	3,064,479
Series 2005-C3 Class A3
07/15/30	4.647%	3,055,000	3,086,968
Series 2005-C3 Class AJ
07/15/40	4.843%	2,100,000	2,020,890
Morgan Stanley Capital I Series 2005-HQ6 Class A2A (f)
08/13/42	4.882%	2,213,708	2,232,593
Morgan Stanley Dean Witter Capital I Series 2001-TOP5 Class A4 (f)
10/15/35	6.390%	10,614,130	10,740,167
PNC Mortgage Acceptance Corp. Series 2001-C1 Class A2 (f)
03/12/34	6.360%	39,017	39,156
Wachovia Bank Commercial Mortgage Trust (e)(f) Series 2005-C20 Class A5
07/15/42	5.087%	2,132,254	2,155,793
Series 2005-C20 Class A6A
07/15/42	5.110%	8,262,000	8,492,311
Wachovia Bank Commercial Mortgage Trust (f) Series 2003-C3 Class A2
02/15/35	4.867%	3,800,000	3,953,386
Series 2004-C11 Class A4
01/15/41	5.030%	1,665,500	1,723,442
Series 2004-C15 Class A3
10/15/41	4.502%	2,200,000	2,258,258

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $119,459,111)			$119,641,794

U.S. Treasury Obligations 22.4%

U.S. Treasury
10/15/12	1.375%	$38,900,000	$39,434,875
11/15/12	1.375%	11,100,000	11,259,995
01/15/13	1.375%	6,000,000	6,092,814
12/31/16	3.250%	93,400,000	99,638,840
11/15/27	6.125%	22,000,000	27,816,250
05/15/41	4.375%	6,600,000	6,589,704
U.S. Treasury (a)
04/30/12	1.000%	30,000,000	30,199,200
11/30/12	0.500%	4,160,000	4,170,238
05/15/13	1.375%	115,000,000	117,003,300
03/15/14	1.250%	10,840,000	10,997,519
09/30/15	1.250%	27,500,000	27,321,690
02/29/16	2.125%	45,000,000	46,068,750
02/15/31	5.375%	15,000,000	17,580,465
02/15/40	4.625%	1,350,000	1,407,585
05/15/40	4.375%	29,000,000	28,982,020

The accompanying Notes to Financial Statements are an integral part of this statement.

74  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

	Coupon	Principal
Issuer	rate	amount		Value

U.S. Treasury Obligations (continued)
02/15/41	4.750%		$16,000,000	$17,007,504

Total U.S. Treasury Obligations
(Cost: $486,699,530)				$491,570,749

U.S. Government & Agency Obligations 1.5%

Federal Home Loan Mortgage Corp. (a)
09/10/15	1.750%		$10,000,000	$10,041,570
06/13/18	4.875%		5,500,000	6,252,434
Federal National Mortgage Association (a)
02/13/17	5.000%		7,000,000	7,992,614
11/15/30	6.625%		6,500,000	8,210,443

Total U.S. Government & Agency Obligations
(Cost: $32,065,426)				$32,497,061

Foreign Government Obligations (g) 5.4%

BRAZIL (0.6%)
Brazilian Government International Bond (c) Senior Unsecured
01/15/19	5.875%		$5,300,000	$6,134,750
01/22/21	4.875%		1,600,000	1,694,219
01/07/41	5.625%		1,150,000	1,175,886
Petrobras International Finance Co. (c)
01/20/20	5.750%		900,000	960,080
01/27/21	5.375%		2,700,000	2,770,855

Total				12,735,790

CANADA (0.1%)
Province of Ontario Senior Unsecured (a)(c)
04/27/16	5.450%		1,550,000	1,776,082

GERMANY (3.9%)
Bundesrepublik Deutschland (c)
07/04/19	3.500%	EUR	55,160,000	83,965,771
Kreditanstalt fuer Wiederaufbau Government Guaranteed (c)
10/15/14	4.125%		2,290,000	2,498,268

Total				86,464,039

ITALY (0.1%)
Republic of Italy Senior Unsecured (c)
01/26/15	3.125%		2,400,000	2,443,322

KOREA (0.1%)
Korea Development Bank Senior Unsecured (c)
03/09/16	3.250%		1,450,000	1,445,805

MEXICO (0.5%)
Mexico Government International Bond (a)(c) Senior Unsecured
01/15/20	5.125%		1,500,000	1,620,000
Mexico Government International Bond (c) Senior Unsecured
01/15/17	5.625%		925,000	1,051,263
03/19/19	5.950%		4,720,000	5,416,200
01/11/40	6.050%		500,000	532,000
Pemex Project Funding Master Trust (a)(c)
03/05/20	6.000%		1,635,000	1,794,412
Pemex Project Funding Master Trust (c)
06/15/35	6.625%		470,000	495,391

Total				10,909,266

POLAND (0.1%)
Poland Government International Bond (c) Senior Unsecured
07/16/15	3.875%		530,000	548,550
07/15/19	6.375%		1,150,000	1,313,875
04/21/21	5.125%		1,095,000	1,130,588

Total				2,993,013

Total Foreign Government Obligations
(Cost: $112,314,590)				$118,767,317

Issue	Coupon	Principal
description	rate	amount		Value

Municipal Bonds 2.0%

American Municipal Power, Inc. Revenue Bonds Hydroelectric Projects Series 2010B
02/15/41	7.834%		$2,300,000	$2,750,432
Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1
04/01/40	6.918%		2,900,000	3,160,855
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%		1,905,000	2,091,290
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%		2,050,000	2,090,754
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%		1,550,000	1,789,413
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%		300,000	318,474
Metropolitan Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
11/15/40	6.687%		1,000,000	1,082,560
11/15/40	6.814%		1,500,000	1,641,000
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%		1,000,000	1,025,090
Municipal Electric Authority of Georgia Revenue Bonds Taxable Build America Bonds Series 2010
04/01/57	6.637%		2,125,000	2,082,287
New Jersey State Turnpike Authority Revenue Bonds Taxable Build America Bonds Series 2009
01/01/40	7.414%		775,000	942,144
Series 2010A
01/01/41	7.102%		1,410,000	1,645,583
New York City Municipal Water Finance Authority Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%		2,000,000	2,090,700
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%		1,000,000	1,027,440
Ohio State University (The) Revenue Bonds Build America Bonds Series 2010
06/01/40	4.910%		120,000	114,888
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%		1,160,000	1,121,105
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%		1,800,000	1,857,186
San Francisco City & County Public Utilities Commission Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%		1,500,000	1,532,040
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%		1,740,000	1,809,217
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%		800,000	894,544
Series 2010
11/01/40	7.600%		595,000	687,154
Taxable Build America Bonds Series 2009
04/01/39	7.550%		400,000	459,880
State of Illinois Unlimited General Obligation Bonds Build America Bonds Series 2010
07/01/35	7.350%		920,000	984,014
Taxable Pension Bonds Series 2003
06/01/33	5.100%		2,820,000	2,403,401

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  75

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

Issue	Coupon	Principal
description	rate	amount	Value

Municipal Bonds (continued)
Unlimited General Obligation Taxable Bonds Series 2011
03/01/19	5.877%	$2,380,000	$2,451,519
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	2,977,470
University of California Revenue Bonds Build America Bonds Series 2010
05/15/48	6.548%	930,000	946,833
University of Texas Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,000,000	1,994,940

Total Municipal Bonds
(Cost: $42,244,953)			$43,972,213

		Shares	Value

Money Market Fund 7.8%

Columbia Short-Term Cash Fund, 0.166% (h)(i)		171,188,252	$171,188,252

Total Money Market Fund
(Cost: $171,188,252)			$171,188,252

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 17.5%

Asset-Backed Commercial Paper (1.8%)
Antalis US Funding Corp.
08/05/11	0.280%	$4,996,461	$4,996,461
08/09/11	0.230%	9,996,167	9,996,167
08/23/11	0.275%	4,996,486	4,996,486
Cancara Asset Securitisation LLC
07/13/11	0.150%	9,998,750	9,998,750
Royal Park Investments Funding Corp.
07/08/11	0.531%	8,988,605	8,988,605

Total			38,976,469

Certificates of Deposit (13.2%)
Australia and New Zealand Bank Group, Ltd.
07/25/11	0.190%	5,000,000	5,000,000
07/29/11	0.220%	5,000,000	5,000,000
07/29/11	0.230%	10,000,000	10,000,000
Barclays Bank PLC
08/19/11	0.330%	5,000,000	5,000,000
09/13/11	0.310%	10,000,000	10,000,000
Clydesdale Bank PLC
07/25/11	0.270%	7,500,000	7,500,000
Commerzbank AG
07/20/11	0.220%	15,000,000	15,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
DZ Bank AG
07/12/11	0.200%	10,000,000	10,000,000
07/27/11	0.150%	10,000,000	10,000,000
Den Danske Bank
07/13/11	0.210%	9,996,443	9,996,443
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	10,000,000	10,000,000
07/25/11	0.240%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	5,000,000	5,000,000
08/12/11	0.300%	10,000,000	10,000,000
KBC Bank NV
07/05/11	0.300%	15,000,000	15,000,000
07/07/11	0.300%	5,000,000	5,000,000
07/14/11	0.280%	3,000,000	3,000,000
La Banque Postale
09/13/11	0.250%	15,000,000	15,000,000
Landesbank Hessen Thuringen
07/05/11	0.240%	9,997,801	9,997,801
Lloyds Bank PLC
10/03/11	0.260%	12,000,000	12,000,000
National Australia Bank
11/18/11	0.211%	4,999,978	4,999,978
National Bank of Canada
11/18/11	0.186%	11,500,000	11,500,000
Natixis
09/07/11	0.544%	12,000,000	12,000,000
Overseas Chinese Banking Corp.
07/15/11	0.450%	5,000,000	5,000,000
08/09/11	0.450%	10,000,000	10,000,000
Pohjola Bank PLC
08/15/11	0.340%	10,000,000	10,000,000
Societe Generale
09/23/11	0.411%	10,000,000	10,000,000
Swedbank AB
08/05/11	0.240%	15,000,000	15,000,000
Union Bank of Switzerland
12/09/11	0.239%	15,000,000	15,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	8,000,000	8,000,000
08/26/11	0.300%	5,000,000	5,000,000

Total			288,994,222

Commercial Paper (1.2%)
Danske Corp.
08/02/11	0.220%	7,997,214	7,997,214
PB Capital Corp.
08/12/11	0.491%	2,996,407	2,996,407
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,833	4,998,833
07/11/11	0.200%	9,998,222	9,998,222

Total			25,990,676

Money Market Fund (0.2%)
JPMorgan Prime Money Market Fund, 0.010% (h)		5,000,000	5,000,000

Other Short-Term Obligations (0.8%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	10,000,000	10,000,000
08/08/11	0.300%	7,000,000	7,000,000

Total			17,000,000

Repurchase Agreements (0.3%)
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $3,000,010 (j)
	0.120%	3,000,000	3,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $4,655,253 (j)
	0.080%	4,655,242	4,655,242

Total			7,655,242

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $383,616,609)			$383,616,609

Total Investments
(Cost: $2,715,649,546)			$2,746,783,409
Other Assets & Liabilities, Net			(551,948,072)

Net Assets			$2,194,835,337

The accompanying Notes to Financial Statements are an integral part of this statement.

76  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation

HSBC securities (USA), Inc.	July 29, 2011	47,785,404 (EUR	)	69,465,728 (USD	)	$217,532	$—

HSBC Securities (USA), Inc.	July 29, 2011	11,676,093 (EUR	)	16,642,967 (USD	)	—	(277,438)

UBS Securities	July 29, 2011	700,000 (EUR	)	1,005,900 (USD	)	—	(8,504)

Total						$217,532	$(285,942)

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $35,195,940 or 1.60% of net assets.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 9.99% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(f)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(h)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(i)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$108,114,030	$384,979,359	$(321,905,137)	$—	$171,188,252	$87,982	$171,188,252

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Pershing LLC (0.120%)
Security description	Value
Fannie Mae Pool	$26,633
Fannie Mae REMICS	746,283
Fannie Mae Whole Loan	4,749
Freddie Mac Reference REMIC	71,430
Freddie Mac REMICS	1,907,454
Freddie Mac Strips	30,383
Government National Mortgage Association	273,068

Total Market Value of Collateral Securities	$3,060,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$4,748,368

Total Market Value of Collateral Securities	$4,748,368

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  77

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation

Currency Legend

EUR	Euro
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

78  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  79

Portfolio of Investments (continued)

Variable Portfolio – American Century Diversified Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$636,649,202	$—	$636,649,202
Residential Mortgage-Backed Securities — Agency	—	671,821,465	—	671,821,465
Residential Mortgage-Backed Securities — Non-Agency	—	77,058,747	—	77,058,747
Commercial Mortgage-Backed Securities — Non-Agency	—	119,641,794	—	119,641,794
U.S. Treasury Obligations	491,570,749	—	—	491,570,749
U.S. Government & Agency Obligations	—	32,497,061	—	32,497,061
Foreign Government Obligations	—	118,767,317	—	118,767,317
Municipal Bonds	—	43,972,213	—	43,972,213

Total Bonds	491,570,749	1,700,407,799	—	2,191,978,548

Other
Affiliated Money Market Fund(c)	171,188,252	—	—	171,188,252
Investments of Cash Collateral Received for Securities on Loan	5,000,000	378,616,609	—	383,616,609

Total Other	176,188,252	378,616,609	—	554,804,861

Investments in Securities	667,759,001	2,079,024,408	—	2,746,783,409
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	217,532	—	217,532
Liabilities
Forward Foreign Currency Exchange Contracts	—	(285,942)	—	(285,942)

Total	$667,759,001	$2,078,955,998	$—	$2,746,714,999

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

80  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Variable Portfolio – American Century Growth Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%

CONSUMER DISCRETIONARY (13.1%)

Auto Components (2.1%)
Autoliv, Inc. (a)	195,030	$15,300,103
BorgWarner, Inc. (a)(b)	270,210	21,830,266

Total		37,130,369

Automobiles (0.7%)
Harley-Davidson, Inc.	324,881	13,310,374

Hotels, Restaurants & Leisure (3.7%)
Chipotle Mexican Grill, Inc. (a)(b)	16,510	5,088,217
McDonald’s Corp.	359,847	30,342,299
Starbucks Corp.	367,829	14,525,567
Starwood Hotels & Resorts Worldwide, Inc.	260,656	14,607,162

Total		64,563,245

Household Durables (0.6%)
Tempur-Pedic International, Inc. (a)(b)	80,387	5,451,846
Whirlpool Corp. (a)	54,361	4,420,637

Total		9,872,483

Internet & Catalog Retail (1.4%)
Amazon.com, Inc. (b)	80,574	16,476,577
Netflix, Inc. (a)(b)	31,821	8,359,059

Total		24,835,636

Media (1.5%)
CBS Corp., Class B Non Voting	248,010	7,065,805
Scripps Networks Interactive, Inc., Class A	226,405	11,066,676
Walt Disney Co. (The)	212,415	8,292,682

Total		26,425,163

Multiline Retail (0.9%)
Macy’s, Inc.	386,325	11,296,143
Target Corp.	103,948	4,876,201

Total		16,172,344

Specialty Retail (1.9%)
Home Depot, Inc. (a)	490,786	17,776,269
Limited Brands, Inc. (a)	366,698	14,099,538
Williams-Sonoma, Inc. (a)	52,844	1,928,278

Total		33,804,085

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	76,110	4,865,712

TOTAL CONSUMER DISCRECTIONARY		230,979,411

CONSUMER STAPLES (11.5%)

Beverages (4.3%)
Coca-Cola Co. (The)	549,168	36,953,515
Hansen Natural Corp. (a)(b)	55,745	4,512,558
PepsiCo, Inc.	497,376	35,030,191

Total		76,496,264

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	261,765	21,265,789
SYSCO Corp. (a)	321,190	10,014,704
Walgreen Co. (a)	446,225	18,946,713

Total		50,227,206

Food Products (1.9%)
General Mills, Inc.	124,082	4,618,332
Hershey Co. (The)	182,436	10,371,487
Kellogg Co.	214,743	11,879,583
Mead Johnson Nutrition Co.	95,617	6,458,928

Total		33,328,330

Household Products (1.9%)
Church & Dwight Co., Inc.	129,658	5,256,335
Colgate-Palmolive Co. (a)	215,879	18,869,984
Procter & Gamble Co. (The)	137,789	8,759,247

Total		32,885,566

Personal Products (0.6%)
Estee Lauder Companies, Inc. (The), Class A	98,068	10,315,773

TOTAL CONSUMER STAPLES		203,253,139

ENERGY (11.6%)

Energy Equipment & Services (4.2%)
Core Laboratories NV (a)(c)	67,921	7,575,908
Halliburton Co.	369,750	18,857,250
Schlumberger Ltd. (a)(c)	562,664	48,614,170

Total		75,047,328

Oil, Gas & Consumable Fuels (7.4%)
ConocoPhillips	59,354	4,462,827
Devon Energy Corp.	86,803	6,840,944
Exxon Mobil Corp.	1,019,425	82,960,807
Occidental Petroleum Corp.	181,214	18,853,505
Peabody Energy Corp.	69,295	4,082,168
Southwestern Energy Co. (b)	303,062	12,995,299

Total		130,195,550

TOTAL ENERGY		205,242,878

FINANCIALS (3.8%)

Capital Markets (1.7%)
BlackRock, Inc.	87,613	16,805,049
Charles Schwab Corp. (The)	360,409	5,928,728
T Rowe Price Group, Inc. (a)	107,982	6,515,634

Total		29,249,411

Consumer Finance (1.3%)
American Express Co.	428,739	22,165,806

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc. (a)	46,564	5,978,818

Real Estate Management & Development (0.5%)
CB Richard Ellis Group, Inc., Class A (b)	389,663	9,784,438

TOTAL FINANCIALS		67,178,473

HEALTH CARE (11.2%)

Biotechnology (1.5%)
Alexion Pharmaceuticals, Inc. (b)	123,619	5,813,801
Amgen, Inc. (a)(b)	116,122	6,775,719
Gilead Sciences, Inc. (b)	265,775	11,005,743
Human Genome Sciences, Inc. (a)(b)	141,128	3,463,281

Total		27,058,544

Health Care Equipment & Supplies (4.5%)
Becton Dickinson and Co.	55,458	4,778,816
Cooper Companies, Inc. (The)	44,416	3,519,524
Covidien PLC (c)	311,034	16,556,340
CR Bard, Inc. (a)	40,949	4,498,657
DENTSPLY International, Inc.	82,779	3,152,224
Edwards Lifesciences Corp. (b)	74,838	6,524,377
Gen-Probe, Inc. (b)	62,333	4,310,327
Intuitive Surgical, Inc. (b)	20,244	7,532,995
Medtronic, Inc.	299,235	11,529,525
St. Jude Medical, Inc.	249,224	11,883,000
Zimmer Holdings, Inc. (b)	81,361	5,142,015

Total		79,427,800

Health Care Providers & Services (1.6%)
Express Scripts, Inc. (b)	458,140	24,730,397
UnitedHealth Group, Inc.	88,002	4,539,143

Total		29,269,540

Health Care Technology (0.2%)
Cerner Corp. (a)(b)	46,070	2,815,338

Life Sciences Tools & Services (0.4%)
Thermo Fisher Scientific, Inc. (b)	100,875	6,495,341

Pharmaceuticals (3.0%)
Abbott Laboratories	490,915	25,831,947
Allergan, Inc.	206,783	17,214,685
Teva Pharmaceutical Industries Ltd., ADR (c)	200,218	9,654,512

Total		52,701,144

TOTAL HEALTH CARE		197,767,707

INDUSTRIALS (11.8%)

Aerospace & Defense (3.1%)
Honeywell International, Inc.	415,043	24,732,412
Textron, Inc. (a)	232,301	5,484,627
United Technologies Corp.	281,473	24,913,175

Total		55,130,214

Air Freight & Logistics (1.8%)
United Parcel Service, Inc., Class B	431,237	31,450,114

Electrical Equipment (1.2%)
Rockwell Automation, Inc. (a)	244,648	21,225,661

Industrial Conglomerates (0.8%)
General Electric Co.	699,929	13,200,661

Machinery (4.3%)
Caterpillar, Inc.	86,937	9,255,313
Deere & Co.	181,718	14,982,649
Eaton Corp.	325,351	16,739,309
Illinois Tool Works, Inc. (a)	359,031	20,281,661
Joy Global, Inc.	151,517	14,430,479

Total		75,689,411

Road & Rail (0.6%)
Union Pacific Corp.	105,784	11,043,850

TOTAL INDUSTRIALS		207,739,911

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  81

Portfolio of Investments (continued)

Variable Portfolio – American Century Growth Fund

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (28.7%)

Communications Equipment (3.8%)
Brocade Communications Systems, Inc. (a)(b)	757,648	$4,894,406
Cisco Systems, Inc.	397,605	6,206,614
Juniper Networks, Inc. (b)	268,653	8,462,569
QUALCOMM, Inc.	721,528	40,975,575
Riverbed Technology, Inc. (a)(b)	169,350	6,704,567

Total		67,243,731

Computers & Peripherals (8.3%)
Apple, Inc. (b)	252,718	84,829,851
Dell, Inc. (a)(b)	853,964	14,235,580
EMC Corp. (b)	1,037,486	28,582,739
NetApp, Inc. (b)	351,356	18,544,570

Total		146,192,740

Electronic Equipment, Instruments & Components (0.6%)
Jabil Circuit, Inc.	489,328	9,884,426

Internet Software & Services (1.4%)
Google, Inc., Class A (a)(b)	48,713	24,667,289

IT Services (4.9%)
Accenture PLC, Class A (c)	413,752	24,998,896
Automatic Data Processing, Inc.	290,998	15,329,775
IBM Corp.	168,522	28,909,949
Mastercard, Inc., Class A	56,516	17,030,531

Total		86,269,151

Semiconductors & Semiconductor Equipment (3.3%)
Altera Corp.	360,377	16,703,474
Cree, Inc. (a)(b)	154,440	5,187,639
GT Solar International, Inc. (a)(b)	230,368	3,731,962
Linear Technology Corp. (a)	335,461	11,076,922
Texas Instruments, Inc.	190,413	6,251,259
Xilinx, Inc. (a)	420,893	15,349,968

Total		58,301,224

Software (6.4%)
Citrix Systems, Inc. (b)	139,115	11,129,200
Electronic Arts, Inc. (a)(b)	385,441	9,096,408
Microsoft Corp.	976,984	25,401,584
Oracle Corp.	1,103,348	36,311,183
Red Hat, Inc. (b)	248,827	11,421,159
Salesforce.com, Inc. (a)(b)	47,485	7,074,315
VMware, Inc., Class A (a)(b)	135,274	13,558,513

Total		113,992,362

TOTAL INFORMATION TECHNOLOGY		506,550,923

MATERIALS (5.5%)

Chemicals (3.8%)
EI du Pont de Nemours & Co.	534,780	28,904,859
LyondellBasell Industries NV, Class A (c)	265,909	10,242,815
PPG Industries, Inc. (a)	235,448	21,376,324
Sigma-Aldrich Corp.	105,006	7,705,340

Total		68,229,338

Metals & Mining (1.7%)
Cliffs Natural Resources, Inc.	181,026	16,735,853
Freeport-McMoRan Copper & Gold, Inc.	248,851	13,164,218

Total		29,900,071

TOTAL MATERIALS		98,129,409

TELECOMMUNICATION SERVICES (1.9%)

Diversified Telecommunication Services (0.9%)
Verizon Communications, Inc.	452,028	16,829,003

Wireless Telecommunication Services (1.0%)
Crown Castle International Corp. (b)	428,803	17,490,874

TOTAL TELECOMMUNICATION SERVICES		34,319,877

Total Common Stocks
(Cost: $1,503,557,668)		$1,751,161,728

	Shares	Value

Exchange-Traded Funds 0.2%

iShares Russell 1000 Growth Index Fund	49,041	$2,985,616

Total Exchange-Traded Funds
(Cost: $2,956,800)		$2,985,616

Money Market Fund 2.0%

Columbia Short-Term Cash Fund, 0.166% (d)(e)	36,184,503	$36,184,503

Total Money Market Fund
(Cost: $36,184,503)		$36,184,503

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 13.1%

Asset-Backed Commercial Paper (1.4%)
Antalis US Funding Corp.
08/05/11	0.280%	$4,996,461	$4,996,461
08/23/11	0.275%	4,996,486	4,996,486
Cancara Asset Securitisation LLC
07/19/11	0.250%	9,993,820	9,993,820
Royal Park Investments Funding Corp.
09/16/11	0.410%	4,994,818	4,994,818

Total			24,981,585

Certificates of Deposit (5.9%)
Australia and New Zealand Bank Group, Ltd.
07/25/11	0.190%	5,000,000	5,000,000
Barclays Bank PLC
09/15/11	0.310%	5,000,000	5,000,000
Commerzbank AG
07/20/11	0.220%	10,000,000	10,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
DZ Bank AG
07/12/11	0.200%	5,000,000	5,000,000
07/27/11	0.150%	4,000,000	4,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	7,500,000	7,500,000
KBC Bank NV
07/05/11	0.300%	10,000,000	10,000,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
Landesbank Hessen Thuringen
07/27/11	0.218%	4,000,008	4,000,008
Lloyds Bank PLC
10/03/11	0.260%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.211%	3,999,983	3,999,983
National Bank of Canada
11/18/11	0.186%	6,000,000	6,000,000
Natixis
09/07/11	0.544%	8,000,000	8,000,000
Swedbank AB
08/05/11	0.240%	10,000,000	10,000,000
Union Bank of Switzerland
12/09/11	0.239%	6,000,000	6,000,000
United Overseas Bank Ltd.
08/26/11	0.300%	5,000,000	5,000,000

Total			104,499,991

Commercial Paper (1.1%)
Danske Corp.
07/11/11	0.240%	4,998,433	4,998,433
08/02/11	0.220%	3,998,607	3,998,607
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,833	4,998,833
07/11/11	0.200%	4,999,111	4,999,111

Total			18,994,984

Money Market Fund (1.7%)
JPMorgan Prime Money Market Fund, 0.010% (d)		30,000,000	30,000,000

Other Short-Term Obligations (0.3%)
Goldman Sachs Group, Inc. (The)
08/08/11	0.300%	5,000,000	5,000,000

Repurchase Agreements (2.7%)
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $5,000,006 (f)
	0.040%	5,000,000	5,000,000
MF Global Holdings Ltd. dated 06/30/11, matures 07/01/11, repurchase price $25,000,104 (f)
	0.150%	25,000,000	25,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017 (f)
	0.120%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004 (f)
	0.030%	5,000,000	5,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $5,000,014 (f)
	0.100%	5,000,000	5,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $2,000,007 (f)
	0.120%	2,000,000	2,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

82  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – American Century Growth Fund

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $384,074 (f)
	0.080%	$384,073	$384,073

Total			47,384,073

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $230,860,633)			$230,860,633

Total Investments
(Cost: $1,773,559,604)			$2,021,192,480
Other Assets & Liabilities, Net			(254,197,791)

Net Assets			$1,766,994,689

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 6.66% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$24,540,898	$216,919,820	$(205,276,215)	$—	$36,184,503	$13,577	$36,184,503

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.040%)
Security description	Value
Fannie Mae Pool	$4,747,219
Freddie Mac Non Gold Pool	352,781

Total Market Value of Collateral Securities	$5,100,000

MF Global Holdings Ltd. (0.150%)
Security description	Value
Fannie Mae Pool	$17,344,226
Fannie Mae REMICS	468,561
Freddie Mac Gold Pool	24,337
Freddie Mac Non Gold Pool	287,781
Freddie Mac REMICS	348,863
Ginnie Mae I Pool	2,797,280
Ginnie Mae II Pool	3,151,574
Government National Mortgage Association	1,077,531

Total Market Value of Collateral Securities	$25,500,153

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  83

Portfolio of Investments (continued)

Variable Portfolio – American Century Growth Fund

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.120%)
Security description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.030%)
Security description	Value
Fannie Mae Interest Strip	$115,945
Fannie Mae REMICS	2,834,033
Federal Farm Credit Bank	367,345
Freddie Mac REMICS	836,677
Government National Mortgage Association	946,004

Total Market Value of Collateral Securities	$5,100,004

Nomura Securities (0.100%)
Security description	Value
Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.120%)
Security description	Value
Fannie Mae Pool	$17,756
Fannie Mae REMICS	497,522
Fannie Mae Whole Loan	3,166
Freddie Mac Reference REMIC	47,620
Freddie Mac REMICS	1,271,636
Freddie Mac Strips	20,255
Government National Mortgage Association	182,045

Total Market Value of Collateral Securities	$2,040,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$391,757

Total Market Value of Collateral Securities	$391,757

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

84  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – American Century Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  85

Portfolio of Investments (continued)

Variable Portfolio – American Century Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$230,979,411	$—	$—	$230,979,411
Consumer Staples	203,253,139	—	—	203,253,139
Energy	205,242,878	—	—	205,242,878
Financials	67,178,473	—	—	67,178,473
Health Care	197,767,707	—	—	197,767,707
Industrials	207,739,911	—	—	207,739,911
Information Technology	506,550,923	—	—	506,550,923
Materials	98,129,409	—	—	98,129,409
Telecommunication Services	34,319,877	—	—	34,319,877

Total Equity Securities	1,751,161,728	—	—	1,751,161,728

Other
Exchange-Traded Funds	2,985,616	—	—	2,985,616
Affiliated Money Market Fund(c)	36,184,503	—	—	36,184,503
Investments of Cash Collateral Received for Securities on Loan	30,000,000	200,860,633	—	230,860,633

Total Other	69,170,119	200,860,633	—	270,030,752

Total	$1,820,331,847	$200,860,633	$—	$2,021,192,480

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

86  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.6%

AUSTRALIA (1.7%)
Cochlear Ltd. (a)	38,305	$2,964,716
SAI Global Ltd. (a)(b)	537,480	2,738,713
Seek Ltd. (a)(b)	80,000	554,856
UGL Ltd. (a)	203,062	3,034,650

Total		9,292,935

BELGIUM (0.2%)
EVS Broadcast Equipment SA (a)(b)	11,800	798,777

BERMUDA (1.1%)
China Yurun Food Group Ltd. (a)(b)	870,000	2,459,972
PureCircle Ltd. (a)(b)(c)	311,357	434,750
REXLot Holdings Ltd. (a)(b)	19,654,050	1,901,165
Textainer Group Holdings Ltd. (a)	48,028	1,476,381

Total		6,272,268

BRAZIL (3.4%)
Localiza Rent a Car SA (a)	364,100	6,476,414
Mills Estruturas e Servicos de Engenharia SA (a)	248,000	3,575,433
MRV Engenharia e Participacoes SA (a)	275,000	2,304,809
Multiplus SA (a)	88,000	1,530,901
Natura Cosmeticos SA (a)	110,100	2,759,819
PDG Realty SA Empreendimentos e Participacoes (a)	360,000	2,027,617

Total		18,674,993

CANADA (5.7%)
AG Growth International, Inc. (a)(b)	73,874	3,508,144
Alliance Grain Traders, Inc. (a)	43,500	1,163,668
Baytex Energy Corp. Unit (a)(b)(c)	47,933	2,620,175
Black Diamond Group Ltd. (a)(b)	45,197	1,476,184
Canacol Energy Ltd. (a)(c)	674,000	740,775
CCL Industries, Inc., Class B (a)	107,468	3,694,996
Celtic Exploration Ltd. (a)(c)	12,400	274,241
Crew Energy, Inc. (a)(c)	31,000	482,140
DeeThree Exploration Ltd. (a)	207,000	772,668
DeeThree Exploration Ltd. (a)(c)	117,000	436,726
Guyana Goldfields, Inc. (a)(c)	116,465	827,192
Horizon North Logistics, Inc. (a)	198,109	920,243
Ivanhoe Mines Ltd. (a)(c)	76,111	1,925,608
Ivanhoe Mines Ltd. (a)(c)	80,960	2,045,721
Madalena Ventures, Inc. (a)(c)	465,000	274,820
Onex Corp. (a)	51,000	1,976,121
Pan Orient Energy Corp. (a)(c)	132,433	736,006
ShawCor Ltd., Class A (a)	141,738	4,353,030
Southern Arc Minerals, Inc. (a)(c)	435,000	780,289
Sterling Resources Ltd. (a)(c)	225,000	384,934
Tahoe Resources, Inc. (a)(c)	90,900	1,696,511

Total		31,090,192

CAYMAN ISLANDS (4.5%)
51job, Inc., ADR (a)(c)	21,000	1,178,730
ENN Energy Holdings Ltd. (a)	480,000	1,633,690
Lifestyle International Holdings Ltd. (a)	1,470,000	4,300,609
Melco Crown Entertainment Ltd., ADR (a)(b)(c)	600,000	7,662,000
MGM China Holdings Ltd. (a)(c)	940,000	1,729,802
Mongolian Mining Corp. (a)(b)(c)	1,775,900	2,200,525
New Oriental Education & Technology Group, ADR (a)(c)	19,000	2,122,680
Noah Holdings Ltd., ADR (a)(b)(c)	37,700	423,748
SA SA International Holdings Ltd. (a)	3,000,000	1,923,562
Want Want China Holdings Ltd. (a)	603,500	586,749
Wasion Group Holdings Ltd. (a)(b)	1,895,100	892,103
Zuoan Fashion Ltd., ADR (a)(b)(c)	44,600	249,314

Total		24,903,512

CHILE (0.3%)
Sociedad Quimica y Minera de Chile SA, ADR (a)(b)	28,384	1,837,012

CHINA (1.9%)
China Communications Services Corp., Ltd., Series H (a)	3,543,400	2,098,128
Jiangsu Expressway Co., Ltd., Series H (a)	1,910,000	1,768,157
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (a)	750,000	1,083,055
Zhaojin Mining Industry Co., Ltd., Series H (a)	2,642,460	5,451,300

Total		10,400,640

CZECH REPUBLIC (0.5%)
Komercni Banka AS (a)	10,241	2,497,500

DENMARK (1.2%)
Novozymes A/S, Series B (a)	25,324	4,121,046
SimCorp AS (a)	13,000	2,565,424

Total		6,686,470

FINLAND (0.5%)
Poyry OYJ (a)(b)	36,704	525,343
Stockmann OYJ Abp, Class B (a)(b)	80,103	2,269,793

Total		2,795,136

FRANCE (4.4%)
Eurofins Scientific (a)	41,500	3,822,710
Hi-Media SA (a)(b)(c)	150,963	904,135
Mersen (a)	47,000	2,651,309
Neopost SA (a)(b)	51,000	4,381,250
Norbert Dentressangle SA (a)	18,000	2,127,109
Pierre & Vacances (a)(b)	28,000	2,334,335
Rubis (a)	22,400	2,841,644
Saft Groupe SA (a)	74,600	2,565,516
Teleperformance (a)(b)	90,000	2,644,855

Total		24,272,863

GERMANY (3.8%)
CTS Eventim AG (a)(b)	33,868	2,340,266
Deutsche Beteiligungs AG (a)	27,524	776,326
Duerr AG (a)	20,387	827,798
ElringKlinger AG (a)	45,000	1,596,832
Rational AG (a)	11,298	2,977,754
Rheinmetall AG (a)	51,000	4,515,114
Rhoen Klinikum AG (a)(b)	120,600	2,910,137
Vossloh AG (a)	13,900	1,950,802
Wirecard AG (a)	173,465	3,100,356

Total		20,995,385

GREECE (0.2%)
Intralot SA-Integrated Lottery Systems & Services (a)	559,800	1,193,337

GUERNSEY (0.1%)
SKIL Ports & Logistics Ltd. (a)(c)	135,000	422,503

HONG KONG (0.2%)
Hong Kong Exchanges and Clearing Ltd. (a)(b)	60,000	1,263,412

INDIA (1.9%)
Infrastructure Development Finance Co., Ltd. (a)(c)	300,000	883,821
Jain Irrigation Systems Ltd. (a)	686,335	2,623,448

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  87

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

Issuer	Shares	Value

Common Stocks (continued)

INDIA (cont.)
Manappuram General Finance & Leasing Ltd. (a)	920,600	$1,162,753
Mundra Port and Special Economic Zone Ltd. (a)	620,000	2,249,716
REI Agro Ltd. (a)	2,416,000	1,378,378
S Kumars Nationwide Ltd. (a)(c)	690,000	837,622
Shriram Transport Finance Co., Ltd. (a)	59,000	815,847
United Breweries Ltd. (a)	29,000	344,992

Total		10,296,577

INDONESIA (—%)
PT Ace Hardware Indonesia Tbk (a)	571,100	201,455

IRELAND (0.8%)
Paddy Power PLC (a)	31,151	1,696,721
United Drug PLC (a)	810,100	2,774,798

Total		4,471,519

ISRAEL (0.7%)
Israel Chemicals Ltd. (a)	236,418	3,772,786

ITALY (2.4%)
Ansaldo STS SpA (a)	181,000	2,536,841
CIR — Compagnie Industriali Riunite SpA (a)(b)	807,000	2,021,058
Credito Emiliano SpA (a)(b)	373,044	2,359,709
Geox SpA (a)(b)	295,000	1,767,645
Terna Rete Elettrica Nazionale SpA (a)(b)	343,000	1,594,669
Tod’s SpA (a)	21,500	2,876,191

Total		13,156,113

JAPAN (15.8%)
Advance Residence Investment Corp. (a)	1,280	2,679,000
Aeon Delight Co., Ltd. (a)	153,220	3,089,396
Aeon Mall Co., Ltd. (a)	74,101	1,795,080
Ain Pharmaciez, Inc. (a)	61,197	2,517,957
Asahi Diamond Industrial Co., Ltd. (a)(b)	110,000	2,404,894
Asics Corp. (a)(b)	303,000	4,522,674
Daiseki Co., Ltd. (a)	101,024	2,045,318
Fukuoka REIT Corp. (a)	230	1,731,624
Glory Ltd. (a)	86,920	1,957,829
Gree, Inc. (a)(b)(c)	115,000	2,513,985
Hamamatsu Photonics KK (a)(b)	58,060	2,510,334
Hoshizaki Electric Co., Ltd. (a)	130,700	2,901,210
Ibiden Co., Ltd. (a)	65,153	2,039,806
Icom, Inc. (a)(b)	59,356	1,527,437
Japan Airport Terminal Co., Ltd. (a)(b)	135,119	1,573,678
Jupiter Telecommunications Co., Ltd. (a)	2,136	2,389,703
Kakaku.com, Inc. (a)	245	1,722,802
Kamigumi Co., Ltd. (a)	268,655	2,510,797
Kansai Paint Co., Ltd. (a)(b)	619,011	5,639,930
Kintetsu World Express, Inc. (a)	77,108	2,532,235
Kuraray Co., Ltd. (a)(b)	162,000	2,373,304
Makita Corp. (a)	45,489	2,119,740
Miura Co., Ltd. (a)	52,292	1,515,860
Mori Hills REIT Investment Corp. (a)	240	878,208
Nakanishi, Inc. (a)	23,439	2,415,027
Nippon Sheet Glass Co., Ltd. (a)	617,000	1,918,416
Orix JREIT, Inc. (a)	545	3,011,680
Osaka Securities Exchange Co., Ltd. (a)	417	1,861,443
Pigeon Corp. (a)(b)	37,800	1,242,446
Seven Bank Ltd. (a)(b)	1,770	3,536,939
Shimadzu Corp. (a)	192,000	1,758,562
Shinsei Bank Ltd. (a)	1,983,000	1,983,501
Sintokogio Ltd. (a)	142,000	1,457,838
Start Today Co., Ltd. (a)	108,700	2,170,639
Torishima Pump Manufacturing Co., Ltd. (a)(b)	99,771	1,601,426
Tsumura & Co. (a)(b)	64,580	2,064,547
Ushio, Inc. (a)	108,001	2,135,428
Wacom Co., Ltd. (a)(b)	1,917	2,238,664

Total		86,889,357

KOREA (1.3%)
MegaStudy Co., Ltd. (a)	10,200	1,372,126
NHN Corp. (a)(c)	11,900	2,109,713
Woongjin Coway Co., Ltd. (a)	99,300	3,541,483

Total		7,023,322

LUXEMBOURG (0.7%)
GlobeOp Financial Services SA (a)	314,000	1,972,982
L’Occitane International SA (a)(c)	675,000	1,808,153

Total		3,781,135

MALTA (0.2%)
Unibet Group PLC, SDR (a)(c)	49,000	1,063,247

MEXICO (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR (a)	47,000	2,770,180

NETHERLANDS (6.7%)
Aalberts Industries NV (a)	187,938	4,393,316
Arcadis NV (a)	103,512	2,532,320
Core Laboratories NV (a)	20,322	2,266,716
Fugro NV-CVA (a)	64,181	4,627,543
Gemalto NV (a)(b)	65,600	3,136,906
Imtech NV (a)(b)	152,090	5,379,294
Koninklijke Ten Cate NV (a)	105,484	4,270,855
Koninklijke Vopak NV (a)(b)	90,345	4,426,955
Unit 4 NV (a)	122,386	4,424,527
USG People NV (a)(b)	89,125	1,541,242

Total		36,999,674

NORWAY (0.3%)
Atea ASA (a)	176,500	1,856,552

PORTUGAL (0.6%)
Banco Comercial Portugues SA, Series R (a)(b)(c)	1,924,315	1,144,124
REN — Redes Energeticas Nacionais SA (a)	592,000	2,128,193

Total		3,272,317

SINGAPORE (4.8%)
Ascendas Real Estate Investment Trust (a)	1,803,279	2,999,313
CDL Hospitality Trusts (a)	1,881,900	3,158,909
Goodpack Ltd. (a)	1,100,000	1,640,815
Hutchison Port Holdings Trust Unit (a)(c)	2,500,000	2,112,500
Mapletree Commercial Trust (a)(c)	2,500,000	1,760,563
Mapletree Industrial Trust (a)	3,020,000	2,879,705
Mapletree Logistics Trust (a)	4,100,000	3,074,302
Olam International Ltd. (a)(b)	2,981,000	6,626,783
Singapore Exchange Ltd. (a)	327,000	2,009,380

Total		26,262,270

SOUTH AFRICA (3.7%)
Adcock Ingram Holdings Ltd. (a)	381,000	3,347,513
Coronation Fund Managers Ltd. (a)	718,200	2,049,936
Mr. Price Group Ltd. (a)	381,231	3,845,123
Naspers Ltd., Series N (a)	90,200	5,095,077
Northam Platinum Ltd. (a)	473,000	2,970,852
RMI Holdings (a)	1,678,600	3,065,857

Total		20,374,358

SPAIN (0.6%)
Red Electrica Corp. SA (a)(b)	50,500	3,048,305

SWEDEN (2.3%)
East Capital Explorer AB (a)	80,577	936,320
Hexagon AB, Series B (a)	317,897	7,830,322
ORC Software AB (a)(b)	56,881	757,640
Sweco AB, Series B (a)	318,005	3,129,673

Total		12,653,955

The accompanying Notes to Financial Statements are an integral part of this statement.

88  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (3.9%)
Aryzta AG (a)	26,421	$1,399,817
Bank Sarasin & Cie AG, Series B (a)	57,620	2,282,184
Dufry Group (a)(c)	16,000	2,015,343
Geberit AG (a)(c)	15,959	3,781,187
Kuehne & Nagel International AG (a)	26,913	4,084,566
Partners Group Holding AG (a)	19,900	3,521,998
Sika AG (a)	1,824	4,397,559

Total		21,482,654

TAIWAN (3.4%)
China Steel Chemical Corp. (a)	343,000	1,837,384
Everlight Electronics Co., Ltd. (a)	606,000	1,632,243
Far EasTone Telecommunications Co., Ltd. (a)	1,770,000	2,825,018
Formosa International Hotels Corp. (a)	94,790	1,798,087
President Chain Store Corp. (a)	467,000	2,705,659
Simplo Technology Co., Ltd. (a)	476,680	3,852,811
Sinyi Realty Co. (a)	180,960	349,537
St. Shine Optical Co., Ltd. (a)	120,400	1,829,245
Taiwan Hon Chuan Enterprise Co., Ltd. (a)	569,000	1,715,547

Total		18,545,531

THAILAND (0.3%)
Home Product Center PCL, Foreign Registered Shares (a)	6,375,000	1,706,782

UNITED KINGDOM (6.8%)
Abcam PLC (a)(c)	238,500	1,595,239
Archipelago Resources PLC (a)(c)	2,254,130	2,233,972
Charles Taylor Consulting PLC (a)	1,057,000	2,570,096
Chemring Group PLC (a)(c)	450,337	4,625,720
Cobham PLC (a)	438,000	1,487,481
Flybe Group PLC (a)(c)	100,100	295,606
Intertek Group PLC (a)	165,000	5,224,838
Jardine Lloyd Thompson Group PLC (a)	236,500	2,584,878
Kesa Electricals PLC (a)	691,000	1,527,122
Next PLC (a)	48,000	1,791,125
Petropavlovsk PLC (a)	169,000	1,980,028
Premier Oil PLC (a)(c)	196,000	1,404,871
Rotork PLC (a)	60,000	1,623,568
Serco Group PLC (a)	296,400	2,628,284
Shaftesbury PLC (a)	68,200	577,937
Smith & Nephew PLC (a)	133,209	1,421,730
Tullow Oil PLC (a)	61,386	1,221,667
Workspace Group PLC (a)	4,622,000	2,243,970

Total		37,038,132

UNITED STATES (3.8%)
Alexion Pharmaceuticals, Inc. (c)	71,200	3,348,536
Atwood Oceanics, Inc. (b)(c)	105,919	4,674,205
BioMarin Pharmaceutical, Inc. (b)(c)	100,000	2,721,000
Bristow Group, Inc. (b)	34,989	1,785,139
Central European Distribution Corp. (c)	79,527	890,702
FMC Technologies, Inc. (c)	53,826	2,410,867
Gulf United Energy, Inc., PIPE	1,694,000	537,845
Oil States International, Inc. (c)	21,000	1,678,110
World Fuel Services Corp. (b)	75,115	2,698,882

Total		20,745,286

VIRGIN ISLANDS (0.4%)
Mail.ru Group Ltd., GDR (a)(d)	63,800	2,119,436

Total Common Stocks
(Cost: $403,722,006)		$502,927,878

Preferred Stocks 0.6%

BRAZIL (0.6%)
Suzano Papel e Celulose SA (a)	485,800	$3,511,245

Total Preferred Stocks
(Cost: $4,165,170)		$3,511,245

	Shares	Value

Money Market Fund 7.1%

Columbia Short-Term Cash Fund,
0.166% (e)(f)	38,939,551	$38,939,551

Total Money Market Fund
(Cost: $38,939,551)		$38,939,551

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 12.2%

Asset-Backed Commercial Paper (0.2%)
Antalis US Funding Corp.
08/23/11	0.275%	$1,189,164	$1,189,164

Certificates of Deposit (2.0%)
Clydesdale Bank PLC
07/21/11	0.280%	1,998,585	1,998,585
Commerzbank AG
07/27/11	0.180%	3,000,000	3,000,000
KBC Bank NV
07/05/11	0.300%	2,000,000	2,000,000
Nationwide Building Society
08/23/11	0.250%	2,998,085	2,998,085
Societe Generale
09/23/11	0.411%	1,000,000	1,000,000

Total			10,996,670

Money Market Fund (0.9%)
JPMorgan Prime Money Market Fund, 0.010% (f)		5,000,000	5,000,000

Repurchase Agreements (9.1%)
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $5,000,014 (g)
	0.100%	5,000,000	5,000,000
Citibank NA dated 06/30/11, matures 07/01/11, repurchase price $5,000,011 (g)
	0.080%	5,000,000	5,000,000
Citigroup Global Markets, Inc. (g) dated 06/30/11, matures 07/01/11, repurchase price $1,000,001
	0.030%	1,000,000	1,000,000
repurchase price $15,000,013
	0.030%	15,000,000	15,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017 (g)
	0.120%	5,000,000	5,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $5,000,014 (g)
	0.100%	5,000,000	5,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $5,000,017 (g)
	0.120%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $8,625,372 (g)
	0.080%	8,625,352	8,625,352

Total			49,625,352

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $66,811,186)			$66,811,186

Total Investments
(Cost: $513,637,913)			$612,189,860
Other Assets & Liabilities, Net			(63,320,256)

Net Assets			$548,869,604

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  89

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2011:

	Percentage of
Industry	net assets	Value
Aerospace & Defense	1.1%	$6,113,202
Air Freight & Logistics	1.2	6,300,159
Airlines	0.1	295,606
Auto Components	0.3	1,596,832
Beverages	0.2	1,235,694
Biotechnology	1.4	7,664,775
Building Products	1.0	5,699,602
Capital Markets	1.8	9,990,512
Chemicals	4.4	23,979,020
Commercial Banks	2.1	11,521,773
Commercial Services & Supplies	2.1	11,690,325
Communications Equipment	0.4	2,326,214
Computers & Peripherals	1.7	9,228,382
Construction & Engineering	2.6	14,075,938
Consumer Finance	0.4	1,978,600
Containers & Packaging	1.0	5,410,543
Diversified Consumer Services	0.6	3,494,806
Diversified Financial Services	1.8	9,967,159
Diversified Telecommunication Services	0.4	2,098,128
Electric Utilities	0.8	4,642,974
Electrical Equipment	1.3	7,352,252
Electronic Equipment, Instruments & Components	1.6	8,833,048
Energy Equipment & Services	4.0	21,795,609
Food & Staples Retailing	2.2	11,850,399
Food Products	1.4	7,423,335
Gas Utilities	0.8	4,475,334
Health Care Equipment & Supplies	1.8	9,713,773
Health Care Providers & Services	1.0	5,684,935
Hotels, Restaurants & Leisure	3.5	19,378,694
Household Durables	1.4	7,873,908
Household Products	0.2	1,242,446
Industrial Conglomerates	1.2	6,536,171
Insurance	1.5	8,220,831
Internet & Catalog Retail	0.4	2,170,639
Internet Software & Services	1.5	8,465,936
IT Services	0.9	4,956,908
Life Sciences Tools & Services	0.7	3,822,710
Machinery	7.2	39,693,950
Marine	0.7	4,084,566
Media	2.0	10,729,182
Metals & Mining	4.0	22,111,999
Multiline Retail	1.5	8,361,526
Multi-Utilities	0.4	2,128,193
Office Electronics	0.8	4,381,250
Oil, Gas & Consumable Fuels	2.3	12,585,750
Paper & Forest Products	0.6	3,511,245
Personal Products	0.5	2,759,819
Pharmaceuticals	1.0	5,412,059
Professional Services	2.6	14,408,578
Real Estate Investment Trusts (REITs)	4.6	24,995,212
Real Estate Management & Development	0.4	2,144,617
Road & Rail	1.2	6,476,414
Software	1.4	7,747,590
Specialty Retail	2.4	13,027,540
Textiles, Apparel & Luxury Goods	2.7	14,524,301
Trading Companies & Distributors	0.9	5,051,814
Transportation Infrastructure	3.7	20,371,328

The accompanying Notes to Financial Statements are an integral part of this statement.

90  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	net assets	Value
Wireless Telecommunication Services	0.5%	$2,825,018
Other(1)	19.3	105,750,737

Total		$612,189,860

(1)	Cash & Cash Equivalents.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
Mellon Bank	July 1, 2011	12,628 (USD	)	8,796 (EUR	)	$128	$—

Mellon Bank	July 1, 2011	60,008 (USD	)	413,008 (ZAR	)	1,072	—

Northern Trust Company	July 1, 2011	24,761 (USD	)	170,211 (ZAR	)	412	—

State Street (Directed)	July 5, 2011	15,368 (CAD	)	15,827 (USD	)	—	(108)

Morgan Stanley	July 5, 2011	5,105,662 (HKD	)	656,019 (USD	)	—	(93)

State Street (Directed)	July 5, 2011	62,767 (USD	)	60,947 (CAD	)	426	—

Mellon Bank	July 5, 2011	41,983 (USD	)	287,040 (ZAR	)	467	—

State Street (Directed)	July 6, 2011	24,855 (CAD	)	25,788 (USD	)	17	—

State Street (Directed)	July 6, 2011	113,406 (USD	)	109,301 (CAD	)	—	(76)

Morgan Stanley	July 6, 2011	34,841 (USD	)	237,508 (ZAR	)	279	—

Morgan Stanley	July 7, 2011	282,293 (USD	)	1,908,303 (ZAR	)	—	(75)

Total						$2,801	$(352)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 88.49% of net assets.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $2,119,436, representing 0.39% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Acquisition
Security description	dates	Cost
Mail.ru Group Ltd., GDR	11/05/10 thru 12/31/10	$2,244,802

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$35,727,879	$44,718,540	$(41,506,868)	$—	$38,939,551	$31,074	$38,939,551

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  91

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

Notes to Portfolio of Investments (continued)

(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)
Security description	Value
Fannie Mae Interest Strip	$53,170
Fannie Mae Pool	1,990,066
Fannie Mae Principal Strip	148,588
Fannie Mae REM1CS	117,596
Federal Home Loan Banks	44,317
Federal National Mortgage Association	136,190
Freddie Mac Non Gold Pool	937,411
Freddie Mac REMICS	597,172
Ginnie Mae II Pool	344,833
Government National Mortgage Association	84,370
United States Treasury Note/Bond	646 287

Total Market Value of Collateral Securities	$5,100,000

Citibank NA (0.080%)
Security description	Value
Fannie Mae Pool	$3,706,467
Freddie Mac Gold Pool	1,393 533

Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.030%)
Security description	Value
Fannie Mae REMICS	$349,377
Fannie Mae-Aces	17,382
Freddie Mac REMICS	498,036
Government National Mortgage Association	155,205

Total Market Value of Collateral Securities	$1,020,000

Citigroup Global Markets, Inc. (0.030%)
Security description	Value
Fannie Mae REMICS	$5,240,651
Fannie Mae-Aces	260,735
Freddie Mac REMICS	7,470,543
Government National Mortgage Association	2,328.071

Total Market Value of Collateral Securities	$15,300,000

Mizuho Securities USA, Inc. (0.120%)
Security description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae 1 Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

92  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

Notes to Portfolio of Investments (continued)

Nomura Securities (0.100%)
Security description	Value
Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.120%)
Security description	Value
Fannie Mae Pool	$44,388
Fannie Mae REMICS	1,243,806
Fannie Mae Whole Loan	7,915
Freddie Mac Reference REM1C	119,050
Freddie Mac REMICS	3,179,090
Freddie Mac Strips	50,638
Government National Mortgage Association	455,113

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$8,797,898

Total Market Value of Collateral Securities	$8,797,898

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Legend

CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
USD	US Dollar
ZAR	South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  93

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited

The accompanying Notes to Financial Statements are an integral part of this statement.

94  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

Fair Value Measurements (continued)

to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data. The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$14,366,419	$66,791,008	$—	$81,157,427
Consumer Staples	4,814,190	19,697,504	—	24,511,694
Energy	26,589,434	7,254,081	537,845	34,381,360
Financials	2,399,869	66,418,834	—	68,818,703
Health Care	6,069,536	26,228,716	—	32,298,252
Industrials	22,912,609	125,237,296	—	148,149,905
Information Technology	—	45,939,328	—	45,939,328
Materials	12,027,040	38,694,233	780,289	51,501,562
Telecommunication Services	—	4,923,146	—	4,923,146
Utilities	—	11,246,501	—	11,246,501
Preferred Stocks
Materials	3,511,245	—	—	3,511,245

Total Equity Securities	92,690,342	412,430,647	1,318,134	506,439,123

Other
Affiliated Money Market Fund(c)	38,939,551	—	—	38,939,551
Investments of Cash Collateral Received for Securities on Loan	5,000,000	61,811,186	—	66,811,186

Total Other	43,939,551	61,811,186	—	105,750,737

Investments in Securities	136,629,893	474,241,833	1,318,134	612,189,860
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	2,801	—	2,801
Liabilities
Forward Foreign Currency Exchange Contracts	—	(352)	—	(352)

Total	$136,629,893	$474,244,282	$1,318,134	$612,192,309

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain private placements classified as Level 3 securities are valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  95

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger International Equities Fund

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	103,192
Sales	—
Purchases	1,214,942
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2011	$1,318,134

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $103,192.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

96  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Columbia Wanger U.S. Equities Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.4%

CONSUMER DISCRETIONARY (15.0%)

Auto Components (0.4%)
Drew Industries, Inc. (a)	127,000	$3,139,440

Automobiles (0.2%)
Thor Industries, Inc. (a)	50,000	1,442,000

Distributors (0.6%)
Pool Corp. (a)	131,000	3,905,110

Diversified Consumer Services (0.1%)
ITT Educational Services, Inc. (a)(b)	10,350	809,784

Hotels, Restaurants & Leisure (4.6%)
Bally Technologies, Inc. (a)(b)	156,000	6,346,080
Bravo Brio Restaurant Group, Inc. (a)(b)	14,800	361,564
Gaylord Entertainment Co. (a)(b)	362,000	10,860,000
Life Time Fitness, Inc. (a)(b)	99,000	3,951,090
Penn National Gaming, Inc. (b)	95,000	3,832,300
Pinnacle Entertainment, Inc. (a)(b)	348,000	5,185,200
WMS Industries, Inc. (a)(b)	75,000	2,304,000

Total		32,840,234

Household Durables (0.7%)
Cavco Industries, Inc. (a)(b)	66,000	2,970,000
Jarden Corp. (a)	57,000	1,967,070

Total		4,937,070

Internet & Catalog Retail (1.3%)
Gaiam, Inc., Class A	8,000	39,760
HomeAway, Inc. (b)	9,000	348,300
Shutterfly, Inc. (a)(b)	134,000	7,694,280
U.S. Auto Parts Network, Inc. (a)(b)	107,400	822,684

Total		8,905,024

Media (0.2%)
Entravision Communications Corp., Class A (b)	301,000	556,850
Salem Communications Corp., Class A (a)	192,000	689,280
Spanish Broadcasting System, Inc., Class A (b)	176,000	123,200

Total		1,369,330

Multiline Retail (0.4%)
Saks, Inc. (a)(b)	284,000	3,172,280

Specialty Retail (2.8%)
Aaron’s, Inc. (a)	47,000	1,328,220
Abercrombie & Fitch Co., Class A	189,000	12,647,880
Chico’s FAS, Inc. (a)	188,000	2,863,240
Pier 1 Imports, Inc. (a)(b)	247,000	2,857,790
Talbots, Inc. (a)(b)	164,000	547,760

Total		20,244,890

Textiles, Apparel & Luxury Goods (3.7%)
Deckers Outdoor Corp. (b)	16,000	1,410,240
Lululemon Athletica, Inc. (b)	167,000	18,673,940
True Religion Apparel, Inc. (a)(b)	103,300	3,003,964
Warnaco Group, Inc. (The) (a)(b)	70,000	3,657,500

Total		26,745,644

TOTAL CONSUMER DISCRECTIONARY		107,510,806

CONSUMER STAPLES (0.8%)

Food & Staples Retailing (—%)
Fresh Market, Inc. (The) (a)(b)	5,000	193,400

Food Products (0.8%)
Diamond Foods, Inc. (a)	71,000	5,420,140

TOTAL CONSUMER STAPLES		5,613,540

ENERGY (9.3%)

Energy Equipment & Services (5.4%)
Atwood Oceanics, Inc. (a)(b)	240,900	10,630,917
Bristow Group, Inc. (a)	70,000	3,571,400
Core Laboratories NV (a)(c)	40,000	4,461,600
FMC Technologies, Inc. (b)	404,800	18,130,992
Hornbeck Offshore Services, Inc. (a)(b)	76,000	2,090,000

Total		38,884,909

Oil, Gas & Consumable Fuels (3.9%)
Carrizo Oil & Gas, Inc. (b)	66,000	2,755,500
Houston American Energy Corp. (a)	153,000	2,773,890
Northern Oil and Gas, Inc. (a)(b)	72,000	1,594,800
Oasis Petroleum, Inc. (b)	6,500	192,920
Quicksilver Resources, Inc. (a)(b)	183,000	2,701,080
Rosetta Resources, Inc. (a)(b)	84,000	4,329,360
SM Energy Co. (a)	82,000	6,025,360
Swift Energy Co. (a)(b)	62,000	2,310,740
Ultra Petroleum Corp. (a)(b)(c)	40,000	1,832,000
World Fuel Services Corp. (a)	94,000	3,377,420

Total		27,893,070

TOTAL ENERGY		66,777,979

FINANCIALS (13.4%)

Capital Markets (1.4%)
Eaton Vance Corp. (a)	99,000	2,992,770
Investment Technology Group, Inc. (a)(b)	48,700	682,774
MF Global Holdings Ltd. (a)(b)	265,000	2,051,100
SEI Investments Co.	185,000	4,164,350

Total		9,890,994

Commercial Banks (4.9%)
Associated Banc-Corp. (a)	143,000	1,987,700
City National Corp.	37,000	2,007,250
CVB Financial Corp. (a)	80,000	740,000
First Busey Corp. (a)	627,400	3,318,946
Green Bankshares, Inc. (a)(b)	83,709	219,317
Guaranty Bancorp (a)(b)	291,000	389,940
Hancock Holding Co.	122,918	3,808,000
Lakeland Financial Corp. (a)	170,000	3,784,200
MB Financial, Inc. (a)	177,000	3,405,480
Pacific Continental Corp. (a)	155,295	1,420,949
Sandy Spring Bancorp, Inc. (a)	57,000	1,025,430
SVB Financial Group (b)	64,000	3,821,440
TCF Financial Corp. (a)	271,000	3,739,800
Valley National Bancorp (a)	364,999	4,967,636

Total		34,636,088

Consumer Finance (0.1%)
World Acceptance Corp. (a)(b)	10,000	655,700

Diversified Financial Services (0.7%)
Leucadia National Corp.	148,000	5,046,800

Insurance (0.3%)
Enstar Group Ltd. (a)(b)(c)	14,000	1,462,860
Tower Group, Inc. (a)	33,000	786,060

Total		2,248,920

Real Estate Investment Trusts (REITs) (5.0%)
Associated Estates Realty Corp. (a)	162,000	2,632,500
BioMed Realty Trust, Inc. (a)	492,000	9,466,080
Corporate Office Properties Trust (a)	61,000	1,897,710
DCT Industrial Trust, Inc. (a)	202,000	1,056,460
Digital Realty Trust, Inc. (a)	18,000	1,112,040
DuPont Fabros Technology, Inc. (a)	94,000	2,368,800
Education Realty Trust, Inc. (a)	156,000	1,336,920
Extra Space Storage, Inc. (a)	413,000	8,809,290
Kilroy Realty Corp. (a)	99,000	3,909,510
Kite Realty Group Trust (a)	510,000	2,539,800
Summit Hotel Properties, Inc. (a)	48,000	544,800

Total		35,673,910

Thrifts & Mortgage Finance (1.0%)
Berkshire Hills Bancorp, Inc. (a)	81,000	1,813,590
Kaiser Federal Financial Group, Inc.	21,541	265,385
Provident New York Bancorp	3,000	25,080
TrustCo Bank Corp.	313,000	1,533,700
ViewPoint Financial Group (a)	269,000	3,712,200

Total		7,349,955

TOTAL FINANCIALS		95,502,367

HEALTH CARE (10.6%)

Biotechnology (5.7%)
Alexion Pharmaceuticals, Inc. (a)(b)	138,000	6,490,140
Anthera Pharmaceuticals, Inc. (a)(b)	85,000	694,450
Array Biopharma, Inc. (a)(b)	205,000	459,200
BioMarin Pharmaceutical, Inc. (b)	180,000	4,897,800
Cepheid, Inc. (a)(b)	146,800	5,085,152
Chelsea Therapeutics International Ltd. (a)(b)	305,000	1,555,500
Idenix Pharmaceuticals, Inc. (b)	81,000	405,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  97

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (cont.)

Biotechnology (cont.)
InterMune, Inc. (a)(b)	82,000	$2,939,700
Isis Pharmaceuticals, Inc. (a)(b)	336,000	3,077,760
Micromet, Inc. (a)(b)	320,000	1,836,800
Nabi Biopharmaceuticals (a)(b)	180,000	968,400
NPS Pharmaceuticals, Inc. (a)(b)	249,000	2,353,050
Onyx Pharmaceuticals, Inc. (b)	90,000	3,177,000
Savient Pharmaceuticals, Inc. (a)(b)	94,000	704,060
Seattle Genetics, Inc. (a)(b)	190,000	3,898,800
United Therapeutics Corp. (b)	46,000	2,534,600

Total		41,077,412

Health Care Equipment & Supplies (1.5%)
Alimera Sciences, Inc. (a)(b)	92,800	756,320
Gen-Probe, Inc. (b)	44,000	3,042,600
IDEXX Laboratories, Inc. (b)	22,000	1,706,320
Neogen Corp. (b)	17,000	768,570
Sirona Dental Systems, Inc. (b)	80,000	4,248,000

Total		10,521,810

Health Care Providers & Services (0.6%)
Community Health Systems, Inc. (b)	57,000	1,463,760
Health Management Associates, Inc., Class A (b)	261,500	2,818,970

Total		4,282,730

Health Care Technology (0.3%)
Quality Systems, Inc.	22,000	1,920,600

Life Sciences Tools & Services (1.8%)
eResearchTechnology, Inc. (a)(b)	16,000	101,920
Mettler-Toledo International, Inc. (b)	72,000	12,144,240
Pacific Biosciences of California, Inc. (a)(b)	65,000	760,500

Total		13,006,660

Pharmaceuticals (0.7%)
Akorn, Inc. (a)(b)	215,000	1,505,000
Auxilium Pharmaceuticals, Inc. (b)	160,000	3,136,000

Total		4,641,000

TOTAL HEALTH CARE		75,450,212

INDUSTRIALS (21.2%)

Aerospace & Defense (0.8%)
HEICO Corp., Class A	52,500	2,087,400
Moog, Inc., Class A (a)(b)	77,000	3,351,040

Total		5,438,440

Air Freight & Logistics (0.2%)
Forward Air Corp. (a)	43,000	1,452,970

Commercial Services & Supplies (2.1%)
Herman Miller, Inc. (a)	121,000	3,293,620
Knoll, Inc. (a)	379,000	7,606,530
McGrath Rentcorp (a)	136,100	3,821,688

Total		14,721,838

Electrical Equipment (5.2%)
Acuity Brands, Inc. (a)	107,500	5,996,350
AMETEK, Inc.	376,500	16,904,850
GrafTech International Ltd. (b)	189,900	3,849,273
II-VI, Inc. (a)(b)	418,000	10,700,800

Total		37,451,273

Machinery (9.3%)
Albany International Corp., Class A (a)	154,000	4,064,060
Donaldson Co., Inc. (a)	175,000	10,619,000
ESCO Technologies, Inc. (a)	178,000	6,550,400
Kennametal, Inc.	198,000	8,357,580
Mueller Water Products, Inc., Class A (a)	80,200	319,196
Nordson Corp.	334,000	18,319,900
Oshkosh Corp. (b)	65,000	1,881,100
Pentair, Inc. (a)	190,000	7,668,400
Toro Co. (The)	20,000	1,210,000
WABCO Holdings, Inc. (b)	114,000	7,872,840

Total		66,862,476

Professional Services (0.7%)
GP Strategies Corp. (a)(b)	129,000	1,762,140
Navigant Consulting, Inc. (a)(b)	175,000	1,835,750
RCM Technologies, Inc. (b)	233,000	1,246,550

Total		4,844,440

Road & Rail (1.7%)
Avis Budget Group, Inc. (a)(b)	373,500	6,383,115
Heartland Express, Inc. (a)	81,000	1,341,360
Hertz Global Holdings, Inc. (b)	294,000	4,668,720

Total		12,393,195

Trading Companies & Distributors (1.2%)
CAI International, Inc. (a)(b)	91,000	1,880,060
H&E Equipment Services, Inc. (a)(b)	58,800	822,612
Rush Enterprises, Inc., Class A (a)(b)	153,100	2,913,493
Rush Enterprises, Inc., Class B (b)	32,000	515,200
Textainer Group Holdings Ltd. (a)(c)	80,000	2,459,200

Total		8,590,565

TOTAL INDUSTRIALS		151,755,197

INFORMATION TECHNOLOGY (25.5%)

Communications Equipment (3.1%)
Finisar Corp. (a)(b)	399,800	7,208,394
Infinera Corp. (a)(b)	158,000	1,091,780
Ixia (a)(b)	184,000	2,355,200
Netgear, Inc. (a)(b)	77,000	3,366,440
Polycom, Inc. (b)	127,000	8,166,100

Total		22,187,914

Electronic Equipment, Instruments & Components (5.5%)
Amphenol Corp., Class A	57,000	3,077,430
IPG Photonics Corp. (a)(b)	424,000	30,829,040
Plexus Corp. (a)(b)	125,000	4,351,250
Sanmina-SCI Corp. (b)	85,000	878,050

Total		39,135,770

Internet Software & Services (1.1%)
Constant Contact, Inc. (a)(b)	37,000	939,060
Equinix, Inc. (b)	23,000	2,323,460
IntraLinks Holdings, Inc. (a)(b)	72,000	1,244,160
SPS Commerce, Inc. (a)(b)	117,000	2,081,430
TheStreet, Inc. (a)	344,000	1,056,080

Total		7,644,190

IT Services (1.3%)
Acxiom Corp. (a)(b)	62,000	812,820
ExlService Holdings, Inc. (a)(b)	208,000	4,804,800
Global Payments, Inc.	53,000	2,703,000
Hackett Group, Inc. (The) (a)(b)	218,000	1,109,620

Total		9,430,240

Office Electronics (0.7%)
Zebra Technologies Corp., Class A (b)	123,000	5,186,910

Semiconductors & Semiconductor Equipment (4.9%)
Applied Micro Circuits Corp. (a)(b)	174,000	1,541,640
Atmel Corp. (b)	761,000	10,707,270
Entegris, Inc. (b)	604,000	6,112,480
Microsemi Corp. (b)	293,000	6,006,500
Monolithic Power Systems, Inc. (b)	188,000	2,898,960
ON Semiconductor Corp. (b)	355,000	3,716,850
Pericom Semiconductor Corp. (a)(b)	117,000	1,045,980
TriQuint Semiconductor, Inc. (a)(b)	316,000	3,220,040

Total		35,249,720

Software (8.9%)
Advent Software, Inc. (b)	169,000	4,760,730
ANSYS, Inc. (b)	120,000	6,560,400
Ariba, Inc. (b)	100,000	3,447,000
Blackbaud, Inc. (a)	159,000	4,407,480
Blackboard, Inc. (a)	53,500	2,321,365
Concur Technologies, Inc. (a)(b)	82,000	4,105,740
Informatica Corp. (b)	295,000	17,236,850
MICROS Systems, Inc. (b)	334,000	16,603,140
NetSuite, Inc. (a)(b)	65,000	2,548,000
NICE Systems Ltd., ADR (a)(b)(c)	31,000	1,127,160
Tyler Technologies, Inc. (a)(b)	13,000	348,140

Total		63,466,005

TOTAL INFORMATION TECHNOLOGY		182,300,749

MATERIALS (0.7%)

Chemicals (0.7%)
Albemarle Corp.	71,000	4,913,200

Metals & Mining (—%)
Augusta Resource Corp. (a)(b)(c)	75,000	347,250

TOTAL MATERIALS		5,260,450

The accompanying Notes to Financial Statements are an integral part of this statement.

98  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (3.9%)

Diversified Telecommunication Services (3.4%)
AboveNet, Inc. (a)	97,500	$6,869,850
PAETEC Holding Corp. (a)(b)	825,000	3,951,750
tw telecom, inc. (b)	660,000	13,549,800

Total		24,371,400

Wireless Telecommunication Services (0.5%)
SBA Communications Corp., Class A (b)	95,000	3,628,050

TOTAL TELECOMMUNICATION SERVICES		27,999,450

Total Common Stocks
(Cost: $534,010,589)		$718,170,750

	Shares	Value

Money Market Fund 1.9%

Columbia Short-Term Cash Fund, 0.166% (d)(e)	13,546,042	$13,546,042

Total Money Market Fund
(Cost: $13,546,042)		$13,546,042

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.4%

Asset-Backed Commercial Paper (3.2%)
Antalis US Funding Corp.
08/05/11	0.280%	$1,998,585	$1,998,585
08/23/11	0.275%	4,996,486	4,996,486
Cancara Asset Securitisation LLC
07/13/11	0.150%	4,999,375	4,999,375
07/19/11	0.250%	999,375	999,375
Royal Park Investments Funding Corp.
09/16/11	0.410%	4,994,818	4,994,818
Scaldis Capital LLC
07/01/11	0.200%	4,999,972	4,999,972

Total			22,988,611

Certificates of Deposit (11.5%)
Barclays Bank PLC
09/15/11	0.310%	5,000,000	5,000,000
Commerzbank AG
07/20/11	0.220%	5,000,000	5,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
DZ Bank AG
07/12/11	0.200%	7,000,000	7,000,000
Den Danske Bank
07/13/11	0.210%	4,998,221	4,998,221
Erste Bank der Oesterreichischen Sparkassen AG
07/25/11	0.240%	5,000,000	5,000,000
KBC Bank NV
07/05/11	0.300%	5,000,000	5,000,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
Lloyds Bank PLC
10/03/11	0.260%	4,000,000	4,000,000
N.V. Bank Nederlandse Gemeenten
08/05/11	0.260%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.211%	3,999,983	3,999,983
National Bank of Canada
11/18/11	0.186%	4,000,000	4,000,000
Natixis
09/07/11	0.544%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	3,000,000	3,000,000
Societe Generale
09/23/11	0.411%	5,000,000	5,000,000
Swedbank AB
08/05/11	0.240%	5,000,000	5,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	5,000,000	5,000,000

Total			81,998,204

Commercial Paper (1.1%)
Danske Corp.
08/02/11	0.220%	2,998,955	2,998,955
Suncorp Metway Ltd.
07/11/11	0.200%	4,999,111	4,999,111

Total			7,998,066

Money Market Fund (4.8%)
JPMorgan Prime Money Market Fund, 0.010% (d)		34,000,000	34,000,000

Other Short-Term Obligations (0.8%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	4,000,000	4,000,000
08/08/11	0.300%	2,000,000	2,000,000

Total			6,000,000

Repurchase Agreements (3.0%)
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $10,000,028 (f)
	0.100%	10,000,000	10,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $5,000,014 (f)
	0.100%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $6,599,230 (f)
	0.080%	6,599,216	6,599,216

Total			21,599,216

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $174,584,097)			$174,584,097

Total Investments
(Cost: $722,140,728)			$906,300,889
Other Assets & Liabilities, Net			(191,091,250)

Net Assets			$715,209,639

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 1.63% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$2,977,593	$39,158,449	$(28,590,000)	$—	$13,546,042	$4,471	$13,546,042

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  99

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)
Security description	Value
Fannie Mae Interest Strip	$106,341
Fannie Mae Pool	3,980,131
Fannie Mae Principal Strip	297,175
Fannie Mae REMICS	235,192
Federal Home Loan Banks	88,633
Federal National Mortgage Association	272,380
Freddie Mac Non Gold Pool	1,874,821
Freddie Mac REMICS	1,194,344
Ginnie Mae II Pool	689,667
Government National Mortgage Association	168,742
United States Treasury Note/Bond	1,292,574

Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.100%)
Security description	Value
Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$6,731,230

Total Market Value of Collateral Securities	$6,731,230

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

100  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  101

Portfolio of Investments (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$107,510,806	$—	$—	$107,510,806
Consumer Staples	5,613,540	—	—	5,613,540
Energy	66,777,979	—	—	66,777,979
Financials	95,502,367	—	—	95,502,367
Health Care	75,450,212	—	—	75,450,212
Industrials	151,755,197	—	—	151,755,197
Information Technology	182,300,749	—	—	182,300,749
Materials	5,260,450	—	—	5,260,450
Telecommunication Services	27,999,450	—	—	27,999,450

Total Equity Securities	718,170,750	—	—	718,170,750

Other
Affiliated Money Market Fund(c)	13,546,042	—	—	13,546,042
Investments of Cash Collateral Received for Securities on Loan	34,000,000	140,584,097	—	174,584,097

Total Other	47,546,042	140,584,097	—	188,130,139

Total	$765,716,792	$140,584,097	$—	$906,300,889

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

102  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Weighted
	average	Principal
Borrower	coupon	amount	Value

Senior Loans 96.8%

Aerospace & Defense (1.6%)
DAE Aviation Holdings, Inc. Tranche B1 Term Loan (a)(b)
07/31/14	5.280%	$2,537,665	$2,515,460
Ducommun, Inc. Term Loan (a)(b)(c)
TBD	TBD	600,000	600,750
IAP Worldwide Services, Inc. 1st Lien Term Loan (a)(b)
12/30/12	9.250%	3,887,259	3,865,996
Standard Aero Ltd. Tranche B2 Term Loan (a)(b)
07/31/14	5.280%	2,438,286	2,416,951
TASC, Inc. Tranche B Term Loan (a)(b)
12/18/15	4.500%	1,597,166	1,594,498
TransDigm, Inc. (a)(b) 1st Lien Term Loan
02/14/17	4.000%	1,992,500	1,995,748
TransDigm, Inc. (a)(b)(c) 1st Lien Term Loan
TBD	TBD	997,500	999,126
Wyle Services Corp. 1st Lien Term Loan (a)(b)
03/26/17	5.750%	733,426	733,793

Total			14,722,322

Automotive (4.1%)
Allison Transmission, Inc. Term Loan (a)(b)
08/07/14	2.940%	8,173,556	8,002,810
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	6.000%	3,600,000	3,515,616
Delphi Corp. Tranche B Term Loan (a)(b)
03/31/17	3.500%	2,138,158	2,149,918
Federal-Mogul Corp. (a)(b) Tranche B Term Loan
12/29/14	2.128%	3,934,009	3,716,813
Tranche C Term Loan
12/28/15	2.128%	2,007,147	1,896,333
Federal-Mogul Corp. (a)(b)(c) Tranche B Term Loan
TBD	TBD	651,997	616,000
Tranche C Term Loan
TBD	TBD	332,651	314,286
Ford Motor Co. (a)(b) Tranche B1 Term Loan
12/15/13	2.940%	1,675,651	1,673,640
Tranche B2 Term Loan
12/15/13	2.940%	555,122	553,884
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/14	1.940%	8,000,000	7,705,040
Metaldyne LLC Term Loan (a)(b)
05/18/17	5.250%	2,643,375	2,643,375
Tenneco, Inc. Tranche B Term Loan (a)(b)
06/03/16	4.996%	1,980,000	1,986,197
Veyance Technologies, Inc. Term Loan (a)(b)
07/31/14	2.690%	1,735,910	1,641,528
Veyance Technoloiges, Inc. Delayed Draw Term Loan (a)(b)
07/31/14	2.690%	248,631	235,113

Total			36,650,553

Brokerage (1.3%)
Grosvenor Capital Management Holdings LLLP Tranche C Term Loan (a)(b)
12/05/16	4.250%	1,098,514	1,093,022
LPL Holdings, Inc. (a)(b) Term Loan
06/25/15	4.250%	2,876,609	2,887,396
06/28/17	5.250%	1,893,768	1,903,236
Nuveen Investments, Inc. (a)(b) 1st Lien Term Loan
11/13/14	3.257%	1,844,640	1,818,243
05/13/17	5.757%	3,905,360	3,902,119

Total			11,604,016

Building Materials (0.4%)
Beacon Sales Acquisition, Inc. Tranche B Term Loan (a)(b)
09/30/13	2.261%	902,298	884,252
Goodman Global, Inc. 1st Lien Term Loan (a)(b)
10/28/16	5.750%	2,914,194	2,918,244

Total			3,802,496

Chemicals (6.4%)
Arizona Chemical U.S., Inc. Term Loan (a)(b)
11/21/16	4.750%	363,830	363,983
Brenntag Holding Gmbh & Co. KG (a)(b)(d) Tranche 1 Term Loan
01/20/14	3.700%	824,880	824,104
Tranche B2 Term Loan
01/20/14	3.707%	5,175,120	5,147,071
Celanese U.S. Holdings LLC Tranche C Term Loan (a)(b)
10/31/16	3.303%	3,493,514	3,505,497
Chemtura Corp. Term Loan (a)(b)
08/29/16	5.500%	600,000	601,686
Cristal Inorganic Chemicals U.S., Inc. 1st Lien Term Loan (a)(b)
05/15/14	2.496%	1,564,908	1,555,127
General Chemical Corp. Tranche B Term Loan (a)(b)
10/06/15	5.003%	510,022	510,981
Houghton International, Inc. Tranche B1 Term Loan (a)(b)
01/29/16	6.750%	819,400	822,473
Huntsman International LLC (a)(b) Tranche B Term Loan
04/19/14	1.718%	504,601	490,997
04/19/17	2.773%	1,375,819	1,336,759
Tranche C Term Loan
06/30/16	2.461%	3,521,680	3,421,417
ISP Chemco LLC Term Loan (a)(b)
06/04/14	1.688%	4,442,159	4,421,948
Ineos U.S. Finance LLC (a)(b)(d) Tranche B2 Term Loan
12/16/13	7.501%	4,254,712	4,372,780
Tranche C2 Term Loan
12/16/14	8.001%	4,582,373	4,732,446
Matrix Acquisition Corp. Tranche B Term Loan (a)(b)
04/12/14	2.186%	2,314,514	2,290,119
Momentive Performance Materials Tranche B1B Term Loan (a)(b)
05/05/15	3.688%	987,080	964,871
Momentive Specialty Chemicals, Inc. (a)(b) Tranche C1A Term Loan
05/05/13	2.500%	697,262	681,922
Tranche C1B Term Loan
05/05/15	3.938%	2,774,832	2,724,191
Tranche C2A Term Loan
05/05/13	2.500%	297,594	291,047
Tranche C2B Term Loan
05/05/15	4.000%	1,170,211	1,148,855
Tranche C4B Term Loan
05/05/15	4.063%	984,474	983,243
Tranche C7B Term Loan
05/05/15	4.000%	939,698	935,000
Nalco Co. Tranche B1 Term Loan (a)(b)
10/05/17	4.500%	1,191,000	1,196,621
Omnova Solutions, Inc. Term Loan (a)(b)
05/31/17	5.750%	2,462,625	2,462,625
Rockwood Specialties Group, Inc. Term Loan (a)(b)
02/09/18	3.750%	2,325,000	2,333,719
Solutia, Inc. Tranche 1 Term Loan (a)(b)
08/01/17	3.500%	2,743,382	2,745,797
Styron SARL Term Loan (a)(b)(d)
08/02/17	6.000%	3,880,500	3,874,214
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	3,486,241	3,477,141

Total			58,216,634

Construction Machinery (0.4%)
Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	6.000%	1,246,875	1,253,109

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  103

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Weighted
	average	Principal
Borrower	coupon	amount	Value

Senior Loans (continued)

Construction Machinery (cont.)
Bucyrus International, Inc. Tranche C Term Loan (a)(b)
02/19/16	4.250%	$1,500,000	$1,499,040
Manitowoc Co., Inc. (The) Tranche B Term Loan (a)(b)
11/13/17	4.250%	750,000	752,228

Total			3,504,377

Consumer Cyclical Services (3.4%)
Brickman Group Holdings, Inc. Tranche B Term Loan (a)(b)
10/14/16	7.250%	2,014,875	2,037,542
Instant Web, Inc. (a)(b) Delayed Draw Term Loan
08/07/14	3.561%	166,696	151,276
Term Loan
08/07/14	3.561%	1,599,134	1,451,214
KAR Auction Services, Inc. Term Loan (a)(b)
05/19/17	5.000%	3,150,000	3,169,688
Live Nation Entertainment, Inc. Tranche B Term Loan (a)(b)
11/07/16	4.500%	4,944,937	4,938,756
Protection One, Inc. Term Loan (a)(b)
06/04/16	6.000%	3,631,539	3,631,538
Sabre, Inc. (a)(b) Term Loan
09/30/14	2.210%	5,945,702	5,337,100
Sabre, Inc. (a)(b)(c) Term Loan
TBD	TBD	1,000,000	897,640
ServiceMaster Co. (The) (a)(b) Delayed Draw Term Loan
07/24/14	2.690%	179,496	174,304
Term Loan
07/24/14	2.705%	1,802,442	1,750,298
Travelport LLC (a)(b) Delayed Draw Term Loan
08/21/15	4.746%	3,479,203	3,324,587
Tranche S Term Loan
08/23/15	4.746%	153,677	146,847
West Corp. (a)(b) Tranche B2 Term Loan
10/24/13	2.633%	257,060	254,857
Tranche B4 Term Loan
07/15/16	4.506%	2,935,630	2,935,073
Tranche B5 Term Loan
07/15/16	4.508%	625,206	625,088

Total			30,825,808

Consumer Products (2.7%)
Affinion Group, Inc. Tranche B Term Loan (a)(b)
10/09/16	5.000%	4,937,542	4,926,087
Amscan Holdings, Inc. Term Loan (a)(b)
12/02/17	6.750%	1,364,687	1,366,966
Jarden Corp. Tranche B Term Loan (a)(b)
03/31/18	3.246%	1,868,367	1,870,908
NBTY, Inc. Tranche B1 Term Loan (a)(b)
10/01/17	4.250%	7,263,500	7,263,500
National Bedding Co. LLC Term Loan (a)(b)
11/28/13	3.750%	1,765,933	1,748,274
Prestige Brands, Inc. Term Loan (a)(b)
03/24/16	4.764%	812,987	813,499
Spectrum Brands, Inc. Term Loan (a)(b)
06/17/16	5.057%	4,345,147	4,367,568
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	2,390,494	2,375,123

Total			24,731,925

Diversified Manufacturing (2.3%)
Acosta, Inc. Tranche B Term Loan (a)(b)
03/01/18	4.750%	2,275,000	2,274,295
Altegrity, Inc. (a)(b) Term Loan
02/21/15	2.997%	2,111,187	2,067,655
Tranche D Term Loan
02/21/15	7.750%	669,938	671,612
BakerCorp International, Inc. (a)(b) Term Loan
06/01/18	5.000%	925,000	925,518
BakerCorp International, Inc. (a)(b)(c) Term Loan
TBD	TBD	1,000,000	1,000,560
Brand Energy & Infrastructure Services, Inc. (a)(b) Tranche B 1st Lien Term Loan
02/07/14	2.500%	992,314	893,083
Tranche B2 1st Lien Term Loan
02/07/14	3.563%	1,984,638	1,806,021
N.E.W. Holdings I, LLC Term Loan (a)(b)
03/23/16	6.000%	2,806,048	2,799,033
Pelican Products, Inc. Term Loan (a)(b)
03/07/17	5.000%	696,500	694,759
RGIS Services LLC (a)(b) Delayed Draw Term Loan
04/30/14	2.746%	68,702	66,984
Tranche B Term Loan
04/30/14	2.746%	1,845,861	1,799,715
Tomkins LLC/Inc. Tranche B1 Term Loan (a)(b)(d)
09/29/16	4.250%	5,323,166	5,320,131

Total			20,319,366

Electric (3.0%)
AES Corp. (The) Term Loan (a)(b)(c)
TBD	TBD	1,995,000	1,995,359
Calpine Corp. (a)(b) Term Loan
04/01/18	4.500%	6,159,563	6,090,883
Tranche B2 Term Loan
04/01/18	4.500%	1,100,000	1,087,735
Dynegy Holdings, Inc. (a)(b) Letter of Credit
04/02/13	4.030%	6,480,070	6,328,631
Tranche B Term Loan
04/02/13	4.030%	513,641	501,637
Equipower Resources Holdings LLC Tranche B Term Loan (a)(b)
01/26/18	5.750%	548,625	548,170
NRG Energy, Inc. (a)(b) Credit Linked Deposit
02/01/13	2.053%	1,190,982	1,187,874
08/31/15	3.557%	2,388,328	2,384,961
Term Loan
07/01/18	2.057%	1,255,357	1,252,080
07/01/18	3.452%	1,649,617	1,647,291
Pike Electric, Inc. Tranche B Term Loan (a)(b)
07/01/12	1.750%	831,468	818,996
Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/10/17	4.730%	3,815,974	2,981,764

Total			26,825,381

Entertainment (5.1%)
AMC Entertainment, Inc. Tranche B2 Term Loan (a)(b)
12/15/16	3.436%	3,955,572	3,916,847
Bombardier Recreational Products, Inc. Term Loan (a)(b)(d)
06/28/13	2.786%	1,991,212	1,936,952
Carmike Cinemas, Inc. Term Loan (a)(b)
01/27/16	5.500%	847,453	850,631
Cedar Fair LP Tranche 1 Term Loan (a)(b)
12/15/17	4.000%	3,325,397	3,330,086
Cinedigm Digital Funding I LLC Term Loan (a)(b)
04/29/16	5.250%	962,379	954,362
Cinemark U.S.A., Inc. Term Loan (a)(b)
04/30/16	3.469%	7,899,749	7,926,529
ClubCorp Club Operations, Inc. Tranche B Term Loan (a)(b)
11/30/16	6.000%	1,569,619	1,573,543
Miramax Film NY LLC 1st Lien Term Loan (a)(b)
06/22/16	7.750%	870,000	879,422
National CineMedia LLC Term Loan (a)(b)
02/13/15	1.750%	4,000,000	3,912,000
Regal Cinemas Corp. Term Loan (a)(b)
08/23/17	3.496%	7,263,500	7,251,370
Seaworld Parks & Entertainment, Inc. Tranche B Term Loan (a)(b)
08/17/17	4.000%	5,591,024	5,600,361
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
06/30/16	5.250%	3,560,065	3,572,311
Town Sports International LLC Term Loan (a)(b)
05/11/18	7.008%	1,097,250	1,093,135

The accompanying Notes to Financial Statements are an integral part of this statement.

104  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Weighted
	average	Principal
Borrower	coupon	amount	Value

Senior Loans (continued)

Entertainment (cont.)
Universal City Development Partners Ltd. Term Loan (a)(b)
11/06/14	6.500%	$3,568,922	$3,570,029

Total			46,367,578

Food and Beverage (5.9%)
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (a)(b)
12/17/17	5.250%	2,786,000	2,783,214
Aramark Corp. (a)(b) 1st Letter of Credit
01/26/14	0.035%	286,407	280,034
2nd Letter of Credit
07/26/16	0.035%	237,307	236,146
Term Loan
01/26/14	2.121%	3,555,280	3,476,175
Tranche B Term Loan
07/26/16	3.496%	3,608,407	3,590,762
Darling International, Inc. Term Loan (a)(b)
12/17/16	5.000%	200,000	200,500
Dean Foods Co. Tranche B Term Loan (a)(b)
04/02/14	1.750%	3,790,643	3,621,656
Del Monte Foods Co. Term Loan (a)(b)
03/08/18	4.500%	8,700,000	8,670,507
Dole Food Co., Inc. Tranche B1 Term Loan (a)(b)
03/02/17	5.199%	1,111,493	1,111,026
Dunkin’ Brands, Inc. Tranche B2 Term Loan (a)(b)
11/23/17	4.250%	6,694,846	6,681,925
Earthbound Holdings III LLC Term Loan (a)(b)
12/21/16	4.297%	671,625	674,144
JBS U.S.A. LLC Term Loan (a)(b)
05/25/18	4.250%	3,625,000	3,618,221
Pierre Foods, Inc. 1st Lien Term Loan (a)(b)
09/30/16	7.000%	1,565,681	1,579,866
Pinnacle Foods Finance LLC (a)(b) Term Loan
04/02/14	2.690%	4,350,112	4,307,698
Tranche D Term Loan
04/02/14	6.000%	707,586	710,826
Sagittarius Restaurants LLC Term Loan (a)(b)
05/18/15	7.516%	440,000	432,850
Solvest Ltd. Tranche C1 Term Loan (a)(b)(d)
03/02/17	5.361%	2,760,670	2,759,511
U.S. Foodservice, Inc. Term Loan (a)(b)
07/03/14	2.690%	2,485,775	2,324,970
WM. Bolthouse Farms, Inc. 1st Lien Term Loan (a)(b)
02/11/16	5.502%	4,547,571	4,546,162
Windsor Quality Food Co., Ltd. Tranche B Term Loan (a)(b)
02/16/17	5.000%	1,939,000	1,937,391

Total			53,543,584

Gaming (1.4%)
Ameristar Casinos, Inc. Tranche B Term Loan (a)(b)
04/16/18	4.000%	1,147,125	1,149,993
Caesars Entertainment Operating Co., Inc. (a)(b) Tranche B1 Term Loan
01/28/15	3.274%	2,000,000	1,800,460
Tranche B3 Term Loan
01/28/15	3.274%	1,974,907	1,777,871
Caesars Entertainment Operating Co., Inc. (a)(b)(c) Tranche B3 Term Loan
TBD	TBD	1,995,063	1,796,015
Isle of Capri Casinos, Inc. Term Loan (a)(b)
11/01/13	4.750%	1,022,438	1,026,486
Las Vegas Sands LLC (a)(b) Tranche B Term Loan
05/23/14	1.690%	1,654,111	1,604,108
Tranche I Delayed Draw Term Loan
05/23/14	1.690%	330,822	320,822
Penn National Gaming, Inc. Tranche B Term Loan (a)(b)
10/03/12	1.976%	1,000,000	998,750
VML U.S. Finance LLC (a)(b) Term Loan
05/28/13	4.690%	490,957	489,670
Tranche B Delayed Draw Term Loan
05/25/12	4.690%	560,226	558,758
Tranche B Term Loan
05/27/13	4.690%	914,173	911,778

Total			12,434,711

Gas Distributors (0.6%)
Obsidian Natural Gas Trust (a)(b) Term Loan
11/02/15	7.000%	3,583,896	3,619,735
Obsidian Natural Gas Trust (a)(b)(c) Term Loan
TBD	TBD	1,457,638	1,472,215

Total			5,091,950

Health Care (12.7%)
1-800 Contacts, Inc. Term Loan (a)(b)
03/04/15	7.700%	1,353,188	1,349,805
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/01/16	5.500%	1,970,000	1,963,026
Bausch & Lomb, Inc. (a)(b) Delayed Draw Term Loan
04/24/15	3.436%	791,685	786,294
Term Loan
04/24/15	3.482%	3,252,403	3,230,254
Biomet, Inc. Term Loan (a)(b)
03/25/15	3.230%	7,897,436	7,822,015
Bright Horizons Family Solutions, Inc. Tranche B Term Loan (a)(b)
05/28/15	4.190%	1,967,255	1,965,622
CRC Health Corp. Tranche B2 Term Loan (a)(b)
11/16/15	4.746%	2,489,846	2,433,825
Community Health Systems, Inc. (a)(b) Delayed Draw Term Loan
07/25/14	2.504%	373,786	360,860
Term Loan
07/25/14	2.504%	7,230,835	6,980,793
01/25/17	3.754%	2,919,145	2,847,013
ConvaTec, Inc. Term Loan (a)(b)
12/22/16	5.750%	1,616,875	1,612,493
DJO Finance LLC Term Loan (a)(b)
05/20/14	3.186%	2,710,867	2,679,231
DaVita, Inc. Tranche B Term Loan (a)(b)
10/20/16	4.500%	2,611,875	2,616,994
Emdeon Business Services LLC 1st Lien Term Loan (a)(b)
11/16/13	2.190%	4,931,059	4,898,169
Fresenius SE (a)(b)(d) Tranche D1 Term Loan
09/10/14	3.500%	2,313,084	2,307,301
Tranche D2 Term Loan
09/10/14	3.500%	1,613,968	1,609,933
HCA, Inc. (a)(b) Tranche B3 Term Loan
05/01/18	3.496%	4,000,000	3,931,800
Tranche B2 Term Loan
03/31/17	3.496%	6,000,000	5,913,720
Tranche B3 Term Loan
05/02/16	2.746%	987,500	971,582
Hanger Orthopedic Group, Inc. Tranche C Term Loan (a)(b)
12/01/16	4.000%	1,994,987	1,992,494
Harrington Holdings, Inc. Term Loan (a)(b)(c)
TBD	TBD	880,654	885,330
Health Management Associates, Inc. Tranche B Term Loan (a)(b)
02/28/14	1.996%	7,887,388	7,619,217
IMS Health, Inc. Tranche B Term Loan (a)(b)
08/26/17	4.500%	4,986,221	4,988,564
Inventiv Health, Inc. Term Loan (a)(b)
08/04/16	4.750%	2,764,607	2,744,563
Kindred HealthCare, Inc. Term Loan (a)(b)
06/01/18	5.250%	2,025,000	2,019,938
MedAssets, Inc. Term Loan (a)(b)
11/16/16	5.250%	2,699,654	2,703,029
MedPace IntermediateCo, Inc. 1st Lien Term Loan (a)(b)
06/01/17	6.500%	1,000,000	987,500
MultiPlan, Inc. Tranche B Term Loan (a)(b)
08/26/17	4.750%	6,062,500	6,026,489

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  105

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Weighted
	average	Principal
Borrower	coupon	amount	Value

Senior Loans (continued)

Health Care (cont.)
Nyco Holdings 3 ApS (a)(b)(c)(d) Tranche B2 Term Loan
TBD	TBD	$999,728	$984,732
Tranche C2 Term Loan
TBD	TBD	1,000,272	990,269
Onex Carestream Finance LP Term Loan (a)(b)
02/25/17	5.000%	1,521,187	1,418,507
Prime Healthcare Services, Inc. Tranche B Term Loan (a)(b)
04/28/15	7.250%	1,979,962	1,920,563
Quintiles Transnational Corp. Tranche B Term Loan (a)(b)
06/18/18	4.000%	5,825,000	5,786,788
Radnet Management, Inc. Tranche B Term Loan (a)(b)
04/06/16	5.751%	1,982,462	1,976,515
Renal Advantage Holdings, Inc. Tranche B Term Loan (a)(b)
12/17/16	5.750%	1,666,625	1,672,875
Res-Care, Inc. Tranche B Term Loan (a)(b)
12/22/16	7.250%	2,591,489	2,591,489
Select Medical Corp. Tranche B Term Loan (a)(b)
06/01/18	5.500%	3,300,000	3,234,000
Universal Health Services, Inc. Tranche B Term Loan (a)(b)
11/15/16	4.000%	2,736,639	2,741,948
Vanguard Health Holding Co. II LLC (a)(b) Term Loan
01/29/16	5.000%	3,960,150	3,953,774
Vanguard Health Holding Co. II LLC (a)(b)(c) Term Loan
TBD	TBD	1,000,000	998,390

Total			114,517,704

Independent Energy (0.3%)
MEG Energy Corp. Term Loan (a)(b)(d)
03/18/18	4.000%	2,325,000	2,321,838

Integrated Energy (0.3%)
Gibson Energy ULC Term Loan (a)(b)(d)
06/15/18	5.750%	2,350,000	2,333,550

Life Insurance (0.6%)
Alliant Holdings I, Inc. (a)(b) Term Loan
08/21/14	3.246%	2,824,646	2,785,807
Tranche D Term Loan
08/21/14	6.750%	974,456	975,674
CNO Financial Group, Inc. Tranche B1 Term Loan (a)(b)
09/30/16	6.250%	1,955,620	1,958,671

Total			5,720,152

Media Cable (5.5%)
Atlantic Broadband Finance LLC Tranche B Term Loan (a)(b)
03/08/16	4.000%	1,179,308	1,179,555
Bresnan Broadband Holdings LLC Tranche B Term Loan (a)(b)
12/14/17	4.500%	2,139,250	2,137,795
CSC Holdings LLC (a)(b) Tranche B2 Term Loan
03/29/16	3.436%	1,733,295	1,719,568
Tranche B3 Term Loan
03/29/16	3.186%	5,934,925	5,870,650
Cequel Communications LLC Term Loan (a)(b)
11/05/13	2.190%	7,942,978	7,868,950
Charter Communications Operating LLC (a)(b) Tranche B1 Term Loan
03/06/14	2.190%	41,236	41,102
Tranche C Term Loan
09/06/16	3.500%	9,399,629	9,361,937
Insight Midwest Holdings LLC Tranche B Term Loan (a)(b)
04/07/14	1.983%	2,758,025	2,709,759
MCC Iowa LLC Tranche F Term Loan (a)(b)
10/23/17	4.500%	2,970,000	2,943,359
Mediacom Illinois LLC Tranche E Term Loan (a)(b)
10/23/17	4.500%	4,952,481	4,912,861
Midcontinent Communications Tranche B Term Loan (a)(b)
12/31/16	4.000%	992,500	993,741
TWCC Holding Corp. Term Loan (a)(b)
02/11/17	4.250%	5,905,200	5,919,136
UPC Financing Partnership (a)(b)(d) Tranche T Term Loan
12/30/16	3.686%	1,578,393	1,569,191
Tranche X Term Loan
12/31/17	3.686%	2,500,000	2,463,550

Total			49,691,154

Media Non-Cable (5.0%)
AMC Networks, Inc. Tranche B Term Loan (a)(b)(c)
TBD	TBD	1,550,000	1,548,063
Catalina Marketing Corp. Term Loan (a)(b)
10/01/14	2.936%	991,824	976,698
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
07/03/14	2.500%	2,974,280	2,672,658
Citadel Broadcasting Corp. Term Loan (a)(b)
12/30/16	4.250%	1,270,714	1,269,113
Deluxe Entertainment Services Group, Inc. (a)(b) Tranche A Credit-Linked Deposit
05/11/13	6.250%	60,976	60,549
Tranche B Term Loan
05/11/13	6.250%	902,439	896,122
FoxCo Acquisition Sub. LLC Term Loan (a)(b)
07/14/15	4.750%	1,954,757	1,953,545
Getty Images, Inc. Term Loan (a)(b)
11/07/16	5.250%	4,714,375	4,734,411
Intelsat Jackson Holdings S.A. Tranche B Term Loan (a)(b)(d)
04/02/18	5.250%	8,000,000	8,016,640
Lodgenet Interactive Corp. Term Loan (a)(b)
04/04/14	6.500%	1,586,139	1,516,745
Nelson Education Ltd. 1st Lien Term Loan (a)(b)(d)
07/04/14	2.746%	1,454,765	1,314,744
Nielsen Finance LLC (a)(b) Tranche A Term Loan
08/09/13	2.190%	4,839,504	4,781,430
Tranche B Term Loan
05/02/16	3.940%	1,979,981	1,976,021
Tranche C Term Loan
05/02/16	3.440%	2,489,943	2,474,356
Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
05/31/17	4.500%	975,000	972,563
Univision Communications, Inc. (a)(b) 1st Lien Term Loan
03/31/17	4.436%	5,838,989	5,534,544
Term Loan
09/29/14	2.186%	874,148	836,892
Zuffa LLC Term Loan (a)(b)
06/19/15	2.250%	3,778,608	3,703,036

Total			45,238,130

Metals (1.3%)
Fairmount Minerals Ltd. Tranche B Term Loan (a)(b)
03/15/17	5.250%	3,045,750	3,048,460
JMC Steel Group, Inc. Term Loan (a)(b)
04/01/17	4.750%	2,244,375	2,249,986
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (a)(b)
05/18/14	1.936%	389,946	384,421
Novelis, Inc. Term Loan (a)(b)(d)
03/10/17	3.750%	1,994,988	1,995,666
Walter Energy, Inc. Tranche B Term Loan (a)(b)
04/02/18	4.000%	4,425,000	4,421,991

Total			12,100,524

Non-Captive Diversified (0.2%)
International Lease Finance Corp. Tranche 1 Term Loan (a)(b)
03/17/15	6.750%	2,000,000	2,000,840

Oil Field Services (0.3%)
Frac Tech Services Tranche B Term Loan (a)(b)
05/06/16	6.250%	2,992,500	2,986,515

Other Financial Institutions (0.7%)
Asset Acceptance Capital Corp. Tranche B Term Loan (a)(b)
06/12/13	3.761%	3,548,760	3,477,785
Fifth Third Processing Solutions LLC Tranche B1 1st Lien Term Loan (a)(b)
11/03/16	4.500%	2,167,567	2,162,539

The accompanying Notes to Financial Statements are an integral part of this statement.

106  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Weighted
	average	Principal
Borrower	coupon	amount	Value

Senior Loans (continued)

Other Financial Institutions (cont.)
HarbourVest Partners LP Term Loan (a)(b)
12/19/16	6.250%	$1,108,212	$1,110,982

Total			6,751,306

Other Industry (3.2%)
Allied Security Holdings LLC 1st Lien Term Loan (a)(b)
02/03/17	5.000%	1,571,062	1,578,918
Aquilex Holdings LLC Term Loan (a)(b)
04/01/16	6.000%	879,392	876,314
Ascend Learning LLC 1st Lien Term Loan (a)(b)
12/06/16	7.010%	997,494	995,000
BarBri, Inc. Term Loan (a)(b)(c)
TBD	TBD	825,000	819,844
Diversey, Inc. Tranche B Term Loan (a)(b)
11/24/15	4.000%	5,269,437	5,266,170
Education Management LLC Tranche C Term Loan (a)(b)
06/03/13	2.000%	3,668,937	3,604,731
Laureate Education, Inc. (a)(b) Term Loan
06/15/18	5.250%	2,976,989	2,886,191
Laureate Education, Inc. (a)(b)(c) Term Loan
TBD	TBD	742,558	719,909
Mercury Payment Systems Tranche B Term Loan (a)(b)(c)
TBD	TBD	750,000	748,125
RE/MAX International LLC Term Loan (a)(b)
04/16/16	5.500%	1,243,124	1,241,570
Rexnord LLC/RBS Global, Inc. (a)(b) Tranche B1 Term Loan
07/19/13	2.769%	6,355,415	6,291,861
Tranche B2 Term Loan
07/19/13	2.438%	808,073	798,481
SRAM LLC 1st Lien Term Loan (a)(b)
06/07/18	4.767%	1,475,000	1,468,554
Sensus U.S.A., Inc. 1st Lien Term Loan (a)(b)
05/09/17	4.750%	723,187	724,316
TriMas Co. LLC Tranche B Term Loan (a)(b)
06/21/17	4.250%	1,200,000	1,197,000

Total			29,216,984

Other Utility (0.2%)
BRSP LLC Term Loan (a)(b)
06/24/14	7.500%	1,492,242	1,495,973

Packaging (2.4%)
BWAY Holding Co. Tranche B Term Loan (a)(b)
02/23/18	4.500%	3,012,097	3,007,217
Berry Plastics Holding Corp. Tranche C Term Loan (a)(b)
04/03/15	2.261%	3,165,423	2,979,897
Consolidated Container Co. LLC 1st Lien Term Loan (a)(b)
03/28/14	2.438%	985,658	951,003
Graham Packaging Co. LP Tranche C Term Loan (a)(b)
04/05/14	6.750%	1,974,747	1,978,341
Graphic Packaging International, Inc. Term Loan (a)(b)
05/16/14	3.015%	5,180,448	5,164,285
ICL Industrial Containers ULC Tranche C Term Loan (a)(b)(d)
02/23/18	4.500%	267,423	266,990
Reynolds Group Holdings, Inc. Term Loan (a)(b)
02/09/18	4.250%	6,907,688	6,860,508
Tricorbraun, Inc. Tranche B Term Loan (a)(b)
07/31/13	2.441%	216,227	209,470

Total			21,417,711

Paper (0.7%)
Georgia-Pacific LLC (a)(b) Tranche B Term Loan
12/23/12	2.250%	2,167,648	2,164,526
Tranche C Term Loan
12/23/14	3.499%	3,947,868	3,948,303

Total			6,112,829

Pharmaceuticals (1.9%)
Axcan Intermediate Holdings, Inc. Term Loan (a)(b)
02/10/17	5.500%	995,000	983,388
Catalent Pharma Solutions, Inc. Term Loan (a)(b)
04/10/14	2.436%	1,984,496	1,891,483
Endo Pharmaceuticals Holdings, Inc. Tranche B Term Loan (a)(b)
06/18/18	4.000%	1,700,000	1,704,250
Grifols, Inc. Tranche B Term Loan (a)(b)
06/01/17	6.000%	6,325,000	6,344,797
VWR Funding, Inc. Term Loan (a)(b)
06/30/14	2.686%	1,999,481	1,936,378
Warner Chilcott Co. LLC (a)(b) Tranche A Term Loan
03/17/16	3.750%	1,710,000	1,704,665
Warner Chilcott Corp. Tranche B1 Term Loan (a)(b)
03/15/18	4.250%	1,368,000	1,367,576
Tranche B2 Term Loan
03/15/18	4.250%	684,000	683,788
Tranche B3 Term Loan
03/15/18	4.250%	940,500	940,208

Total			17,556,533

Property & Casualty (1.3%)
Asurion LLC 1st Lien Term Loan (a)(b)(c)
TBD	TBD	5,500,000	5,424,375
HUB International Ltd. (a)(b) Delayed Draw Term Loan
06/13/14	2.746%	181,174	175,286
Term Loan
06/13/14	2.746%	805,981	779,786
06/13/14	6.750%	2,962,312	2,954,906
USI Holdings Corp. (a)(b) Tranche B Term Loan
05/05/14	2.690%	496,124	482,853
Tranche C Term Loan
05/05/14	7.000%	1,974,874	1,967,468

Total			11,784,674

Refining (0.3%)
CITGO Petroleum Corp. (a)(b) Tranche B Term Loan
06/24/15	8.000%	378,571	382,357
Tranche C Term Loan
06/24/17	9.000%	2,277,000	2,365,803

Total			2,748,160

REITs (0.2%)
CB Richard Ellis Services, Inc. (a)(b)(c) Tranche D Term Loan
TBD	TBD	680,000	670,140
CB Richard Ellis Services, Inc. (a)(b)(c)(e) Tranche C Term Loan
TBD	TBD	720,000	709,920

Total			1,380,060

Restaurants (2.1%)
Burger King Corp. Tranche B Term Loan (a)(b)
10/19/16	4.500%	6,917,744	6,893,255
Dave & Busters, Inc. Term Loan (a)(b)
06/01/16	5.500%	1,980,000	1,982,475
DineEquity, Inc. Tranche B1 Term Loan (a)(b)
10/19/17	4.250%	2,571,968	2,571,556
OSI Restaurant Partners LLC (a)(b) Term Loan
06/14/13	0.069%	593,506	566,965
06/14/14	2.500%	6,134,705	5,860,361
QCE LLC 1st Lien Term Loan (a)(b)
05/05/13	4.940%	986,120	902,054

Total			18,776,666

Retailers (5.7%)
Dollar General Corp. (a)(b) Tranche B1 Term Loan
07/07/14	2.969%	3,000,000	2,999,580
Tranche B2 Term Loan
07/07/14	2.936%	1,000,000	997,500
FTD Group, Inc. Term Loan (a)(b)
06/11/18	4.750%	1,471,312	1,465,722
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/02/18	4.250%	5,500,000	5,479,375
Harbor Freight Tools USA, Inc./Central Purchasing LLC Tranche B Term Loan (a)(b)
12/22/17	6.500%	1,741,250	1,766,289

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  107

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Weighted
	average	Principal
Borrower	coupon	amount	Value

Senior Loans (continued)

Retailers (cont.)
J. Crew Group, Inc. Term Loan (a)(b)
03/07/18	4.750%	$5,000,000	$4,781,950
JRD Holdings, Inc. Term Loan (a)(b)
07/02/14	2.440%	4,725,000	4,621,664
Jo-Ann Stores, Inc. Term Loan (a)(b)
03/16/18	4.750%	2,450,000	2,408,669
Michaels Stores, Inc. Tranche B1 Term Loan (a)(b)
10/31/13	2.537%	3,729,567	3,660,496
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
05/16/18	4.750%	3,350,000	3,301,258
PetCo Animal Supplies, Inc. (a)(b) Term Loan
11/24/17	4.500%	4,578,750	4,562,083
PetCo Animal Supplies, Inc. (a)(b)(c) Term Loan
TBD	TBD	1,000,000	996,360
Rent-A-Center, Inc. Tranche B Term Loan (a)(b)
03/31/15	3.250%	1,429,483	1,425,909
Rite Aid Corp. (a)(b) Tranche 2 Term Loan
06/04/14	1.940%	4,843,406	4,618,624
Tranche 5 Term Loan
03/03/18	4.500%	3,113,918	3,064,873
Savers, Inc. (a)(b) Term Loan
03/04/17	4.250%	1,000,000	1,000,210
Savers, Inc. (a)(b)(c) Term Loan
TBD	TBD	500,000	500,105
Travelport LLC (a)(b) Letter of Credit
08/23/13	2.746%	153,677	145,928
Tranche B Term Loan
08/23/13	2.746%	595,025	565,023
08/21/15	4.746%	595,025	568,582
Yankee Candle Co., Inc. Term Loan (a)(b)
02/06/14	2.190%	2,706,801	2,681,980

Total			51,612,180

Supermarkets (1.1%)
Roundy’s Supermartkets, Inc. Tranche B Term Loan (a)(b)
11/03/13	3.725%	4,572,697	4,566,981
Supervalu, Inc. Tranche B3 Term Loan (a)(b)
04/30/18	4.500%	5,525,000	5,430,633

Total			9,997,614

Technology (9.6%)
Aeroflex, Inc. Tranche B Term Loan (a)(b)
05/09/18	4.250%	1,750,000	1,743,875
Applied Systems, Inc. 1st Lien Term Loan (a)(b)
12/08/16	5.500%	1,791,000	1,793,794
Aspect Software, Inc. Tranche B Term Loan (a)(b)
05/07/16	6.250%	3,959,975	3,959,975
CCC Information Services Group, Inc. Term Loan (a)(b)
11/11/15	5.500%	1,343,250	1,347,602
CommScope, Inc. Term Loan (a)(b)
01/14/18	5.000%	3,117,187	3,134,737
Dealer Computer Services, Inc. Tranche B Term Loan (a)(b)
04/21/18	3.274%	2,650,000	2,642,712
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan (a)(b)(d)
05/31/16	5.500%	1,243,750	1,239,758
Fidelity National Information Services, Inc. Tranche B Term Loan (a)(b)
07/18/16	5.250%	2,183,500	2,190,050
First Data Corp. (a)(b) Term Loan
03/24/18	4.186%	1,641,285	1,508,965
Tranche B2 Term Loan
09/24/14	2.936%	1,990,617	1,842,077
First Data Corp. (a)(b)(c) Tranche B1 Term Loan
TBD	TBD	1,000,000	925,380
Freescale Semiconductor, Inc. Term Loan (a)(b)(d)
12/01/16	4.436%	3,948,577	3,921,451
Infor Enterprise Solutions Holdings, Inc. (a)(b) 1st Lien Delayed Draw Term Loan
07/28/15	5.940%	1,720,821	1,669,196
1st Lien Term Loan
07/28/15	5.940%	3,240,157	3,142,952
Interactive Data Corp. Tranche B Term Loan (a)(b)
02/11/18	4.750%	1,995,000	1,993,763
MSCI, Inc. Tranche B1 Term Loan (a)(b)
03/14/17	3.750%	3,771,131	3,786,441
Microsemi Corp. Term Loan (a)(b)
11/02/17	4.000%	1,745,625	1,744,543
NDS Finance Ltd. Tranche B Term Loan (a)(b)
03/12/18	4.000%	1,446,375	1,439,143
NXP BV/Funding LLC Tranche B Term Loan (a)(b)(d)
03/03/17	4.500%	4,339,125	4,352,706
Network Solutions LLC 1st Lien Term Loan (a)(b)
03/07/14	2.440%	744,090	714,326
Orbitz Worldwide, Inc. Term Loan (a)(b)
07/25/14	3.225%	1,919,483	1,751,528
Quantum Corp. Term Loan (a)(b)
07/11/14	3.746%	476,285	472,913
SS&C Technologies, Inc./Sunshine Acquisition II, Inc. Term Loan (a)(b)
11/23/12	2.238%	1,142,459	1,119,610
SSI Investments II Ltd. Term Loan (a)(b)
05/26/17	6.500%	489,194	495,920
Sensata Technology BV/Finance Co. LLC Term Loan (a)(b)
05/12/18	4.000%	3,875,000	3,867,250
Serena Software, Inc. Term Loan (a)(b)
03/10/16	4.252%	2,200,000	2,147,750
Shield Finance Co. SARL Tranche B Term Loan (a)(b)(d)
06/15/16	7.752%	776,000	777,940
Ship Luxco 3 SARL Tranche B2A Term Loan (a)(b)
11/30/17	5.250%	1,000,000	998,330
Sitel LLC Tranche A Term Loan (a)(b)
01/30/17	7.040%	2,377,759	2,371,815
Softlayer Technologies, Inc. Tranche B Term Loan (a)(b)
11/09/16	7.250%	572,125	574,511
Spansion LLC Term Loan (a)(b)
02/09/15	4.750%	2,107,930	2,112,546
SunGard Data Systems, Inc. (a)(b) Tranche A Term Loan
02/28/14	1.939%	489,000	476,531
Tranche B Term Loan
02/28/14	3.690%	750,000	747,188
02/28/16	3.867%	9,250,560	9,204,215
Sunquest Information Systems, Inc. 1st Lien Term Loan (a)(b)
12/16/16	6.250%	725,000	723,188
Syniverse Holdings, Inc. Term Loan (a)(b)
12/21/17	5.250%	1,997,500	2,005,830
Trans Union LLC Term Loan (a)(b)
02/10/18	4.750%	4,987,500	4,979,719
TriZetto Group, Inc. (a)(b) Term Loan
05/02/18	4.750%	1,600,000	1,584,672
TriZetto Group, Inc. (a)(b)(c) Term Loan
TBD	TBD	1,000,000	990,420
VeriFone, Inc. Tranche B Term Loan (a)(b)
10/31/13	2.940%	2,775,709	2,753,170
Vertafore, Inc. 1st Lien Term Loan (a)(b)
07/29/16	5.250%	815,900	816,920
iPayment, Inc. Term Loan (a)(b)
05/08/17	5.750%	1,064,967	1,065,851

Total			87,131,263

The accompanying Notes to Financial Statements are an integral part of this statement.

108  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Weighted
	average	Principal
Borrower	coupon	amount	Value

Senior Loans (continued)
Textile (0.2%)
PVH Tranche B Term Loan (a)(b)
05/06/16	3.500%	$1,495,104	$1,496,434
Warnaco Group, Inc. (The) Tranche B Term Loan (a)(b)
06/17/18	4.500%	575,000	576,800

Total			2,073,234

Transportation Services (0.4%)
Hertz Corp. (The) Tranche B Term Loan (a)(b)
03/11/18	3.750%	3,715,688	3,694,582

Wireless (1.4%)
MetroPCS Wireless, Inc. Tranche B3 Term Loan (a)(b)
03/19/18	4.012%	6,553,125	6,555,156
SBA Senior Finance II LLC Term Loan (a)(b)(c)
TBD	TBD	1,075,000	1,075,451
Telesat Canada (a)(b)(d) Tranche I Term Loan
10/31/14	3.190%	3,636,500	3,584,244
Tranche II Term Loan
10/31/14	3.190%	312,369	307,880
Towerco Finance LLC Term Loan (a)(b)
02/02/17	5.250%	673,312	673,737

Total			12,196,468

Wirelines (0.6%)
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	5.500%	1,567,125	1,568,755
Windstream Corp. Tranche B2 Term Loan (a)(b)
12/17/15	3.011%	3,949,749	3,949,117

Total			5,517,872

Total Senior Loans
(Cost: $870,557,253)			$875,015,217

Shares		Value

Money Market Fund 5.4%

Columbia Short-Term Cash Fund, 0.166% (f)(g)	48,636,087	$48,636,087

Total Money Market Fund
(Cost: $48,636,087)		$48,636,087

Total Investments
(Cost: $919,193,340)		$923,651,304
Other Assets & Liabilities, Net		(19,821,189)

Net Assets		$903,830,115

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(b)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(d)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 7.94% of net assets.

(e)	At June 30, 2011, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Unfunded
Borrower	commitment
CB Richard Ellis Services, Inc.	$720,000

(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(g)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$56,641,419	$221,398,185	$(229,403,517)	$—	$48,636,087	$65,317	$48,636,087

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  109

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

110  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Senior Loans
Brokerage	$—	$10,510,994	$1,093,022	$11,604,016
Chemicals	—	53,835,766	4,380,868	58,216,634
Consumer Cyclical Services	—	27,194,270	3,631,538	30,825,808
Diversified Manufacturing	—	18,452,667	1,866,699	20,319,366
Electric	—	26,006,385	818,996	26,825,381
Entertainment	—	44,794,035	1,573,543	46,367,578
Gas Distributors	—	—	5,091,950	5,091,950
Health Care	—	110,005,652	4,512,052	114,517,704
Life Insurance	—	4,744,478	975,674	5,720,152
Media Non-Cable	—	41,535,094	3,703,036	45,238,130
Other Utility	—	—	1,495,973	1,495,973
Retailers	—	45,564,607	6,047,573	51,612,180
Technology	—	83,600,153	3,531,110	87,131,263
All Other Industries	—	370,049,082	—	370,049,082

Total Senior Loans	—	836,293,183	38,722,034	875,015,217

Other
Affiliated Money Market Fund(c)	48,636,087	—	—	48,636,087

Total Other	48,636,087	—	—	48,636,087

Total	$48,636,087	$836,293,183	$38,722,034	$923,651,304

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior Loans
Balance as of December 31, 2010	$35,790,318
Accrued discounts/premiums	88,913
Realized gain (loss)	63,821
Change in unrealized appreciation (depreciation)*	(76,661)
Sales	(7,453,106)
Purchases	7,815,186
Transfers into Level 3	2,493,563
Transfers out of Level 3	—

Balance as of June 30, 2011	$38,722,034

Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $(97,399).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  111

Portfolio of Investments (continued)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Fair Value Measurements (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

112  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Variable Portfolio – Invesco International Growth Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.4%

AUSTRALIA (6.5%)
BHP Billiton Ltd. (a)(b)	738,641	$34,908,862
Brambles Ltd. (b)	1,843,002	14,329,630
Cochlear Ltd. (a)(b)	176,440	13,656,037
CSL Ltd. (a)(b)	458,142	16,285,132
QBE Insurance Group Ltd. (b)	825,841	15,327,640
WorleyParsons Ltd. (b)	858,435	26,136,850

Total		120,644,151

BELGIUM (1.5%)
Anheuser-Busch InBev NV (a)(b)	483,071	28,021,010

BERMUDA (0.8%)
Li & Fung Ltd. (a)(b)	3,736,000	7,467,104
VimpelCom Ltd., ADR (b)	529,304	6,753,919

Total		14,221,023

BRAZIL (2.4%)
Banco Bradesco SA, ADR (a)(b)	1,446,911	29,647,206
Petroleo Brasileiro SA, ADR (b)	449,920	13,803,546

Total		43,450,752

CANADA (5.9%)
Agrium, Inc. (b)	135,506	11,899,013
Canadian National Railway Co. (b)	183,470	14,674,556
Canadian Natural Resources Ltd. (b)	359,092	15,053,232
Cenovus Energy, Inc. (b)	454,351	17,147,987
Encana Corp. (a)(b)	339,467	10,481,961
Fairfax Financial Holdings Ltd. (b)	35,665	14,274,136
Suncor Energy, Inc. (b)	418,941	16,419,690
Talisman Energy, Inc. (b)	458,063	9,408,708

Total		109,359,283

CHINA (1.5%)
Industrial & Commercial Bank of China, Series H (a)(b)	36,332,000	27,712,108

DENMARK (1.6%)
Novo Nordisk A/S, Series B (b)	242,467	30,429,764

FRANCE (7.1%)
BNP Paribas SA (b)	310,217	23,946,105
Cap Gemini SA (b)	362,363	21,229,415
Cie Generale des Etablissements Michelin, Series B (b)	148,379	14,511,183
Danone (b)	320,996	23,949,576
Eutelsat Communications SA (b)	279,191	12,550,931
Lafarge SA (a)(b)	209,407	13,344,844
Publicis Groupe SA (a)(b)	181,514	10,120,904
Total SA (b)	215,118	12,440,697

Total		132,093,655

GERMANY (5.5%)
Adidas AG (b)	357,348	28,345,982
Bayer AG (b)	186,399	14,985,789
BMW AG (b)	204,285	20,384,537
Fresenius Medical Care AG & Co. KGaA (b)	257,891	19,278,697
SAP AG (b)	311,195	18,840,912

Total		101,835,917

HONG KONG (1.1%)
Hutchison Whampoa Ltd. (b)	1,824,000	19,762,950

INDIA (1.2%)
Infosys Ltd., ADR (a)(b)	338,507	22,080,812

ISRAEL (1.6%)
Teva Pharmaceutical Industries Ltd., ADR (b)	617,730	29,786,941

JAPAN (9.8%)
Canon, Inc. (a)(b)	581,200	27,645,551
Denso Corp. (b)	667,800	24,837,126
Fanuc Corp. (b)	129,900	21,722,275
Keyence Corp. (a)(b)	64,100	18,199,960
Komatsu Ltd. (b)	507,900	15,858,234
Nidec Corp. (a)(b)	204,500	19,092,180
Toyota Motor Corp. (b)	512,800	21,116,687
Yamada Denki Co., Ltd. (a)(b)	394,170	32,116,806

Total		180,588,819

KOREA (2.9%)
Hyundai Mobis (b)	91,323	34,360,727
NHN Corp. (b)(c)	108,275	19,195,732

Total		53,556,459

MEXICO (3.0%)
America Movil SAB de CV, Series L, ADR (a)(b)	449,725	24,231,183
Fomento Economico Mexicano SAB de CV, ADR (b)	254,251	16,905,149
Grupo Televisa SA, ADR (a)(b)	571,995	14,071,077

Total		55,207,409

NETHERLANDS (2.1%)
Koninklijke Ahold NV (b)	1,271,872	17,090,254
Koninklijke KPN NV (b)	246,553	3,586,114
Unilever NV-CVA (b)	564,699	18,511,191

Total		39,187,559

RUSSIAN FEDERATION (1.1%)
Gazprom OAO, ADR (b)(c)	1,449,283	21,130,546

SINGAPORE (2.7%)
Keppel Corp., Ltd. (b)	2,951,700	26,705,974
United Overseas Bank Ltd. (b)	1,394,000	22,380,879

Total		49,086,853

SWEDEN (3.6%)
Kinnevik Investment AB, Series B (b)	405,821	9,014,395
Swedbank AB, Series A (b)	908,844	15,273,844
Telefonaktiebolaget LM Ericsson, Class B (b)	1,455,276	20,982,921
Volvo AB, Series B (b)	1,208,111	21,105,461

Total		66,376,621

SWITZERLAND (7.8%)
ABB Ltd. (b)(c)	699,237	18,130,677
Julius Baer Group Ltd. (b)(c)	440,109	18,180,179
Nestlé SA (b)	528,094	32,819,401
Novartis AG (b)	491,762	30,122,799
Roche Holding AG (b)	147,830	24,739,436
Syngenta AG (b)(c)	61,058	20,610,479

Total		144,602,971

TAIWAN (2.0%)
Hon Hai Precision Industry Co., Ltd. (b)	3,728,200	12,835,425
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	9,763,000	24,605,301

Total		37,440,726

TURKEY (0.6%)
Akbank TAS (b)	2,571,927	11,885,060

UNITED KINGDOM (19.1%)
BG Group PLC (b)	1,082,591	24,568,327
British American Tobacco PLC (b)	559,907	24,541,401
Centrica PLC (b)	4,447,004	23,074,643
Compass Group PLC (b)	3,632,138	35,034,714
Imperial Tobacco Group PLC (b)	1,012,401	33,650,725
Informa PLC (b)	2,344,330	16,257,912
International Power PLC (b)	3,384,935	17,476,850
Kingfisher PLC (b)	3,897,833	16,715,580
Next PLC (b)	490,717	18,311,159
Reed Elsevier PLC (b)	2,370,673	21,535,247
Royal Dutch Shell PLC, Series B (b)	654,459	23,360,331
Shire PLC (b)	836,130	26,100,882
Smith & Nephew PLC (b)	1,564,666	16,699,561
Tesco PLC (b)	3,459,684	22,321,545
Vodafone Group PLC (b)	6,626,818	17,580,842
WPP PLC (b)	1,291,170	16,163,662

Total		353,393,381

Total Common Stocks
(Cost: $1,381,793,494)		$1,691,854,770

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  113

Portfolio of Investments (continued)

Variable Portfolio – Invesco International Growth Fund

	Shares	Value

Money Market Fund 8.2%

Columbia Short-Term Cash Fund, 0.166% (d)(e)	150,918,360	$150,918,360

Total Money Market Fund
(Cost: $150,918,360)		$150,918,360

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.0%

Asset-Backed Commercial Paper (1.0%)
Antalis US Funding Corp.
08/05/11	0.280%	$9,992,922	$9,992,922
Cancara Asset Securitisation LLC
07/19/11	0.250%	2,998,125	2,998,125
Scaldis Capital LLC
07/01/11	0.200%	4,999,972	4,999,972

Total			17,991,019

Certificates of Deposit (5.8%)
Barclays Bank PLC
09/15/11	0.310%	4,000,000	4,000,000
Clydesdale Bank PLC
07/21/11	0.280%	4,996,464	4,996,464
07/25/11	0.270%	3,000,000	3,000,000
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
DZ Bank AG
07/27/11	0.150%	5,000,000	5,000,000
Den Danske Bank
07/13/11	0.210%	4,998,221	4,998,221
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
08/12/11	0.300%	7,500,000	7,500,000
KBC Bank NV
07/05/11	0.300%	5,000,000	5,000,000
07/14/11	0.280%	3,000,000	3,000,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
Lloyds Bank PLC
10/03/11	0.260%	7,000,000	7,000,000
N.V. Bank Nederlandse Gemeenten
07/27/11	0.270%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.211%	2,499,989	2,499,989
National Bank of Canada
11/18/11	0.186%	7,000,000	7,000,000
Natixis
09/07/11	0.544%	5,000,000	5,000,000
Pohjola Bank PLC
08/15/11	0.340%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	5,000,000	5,000,000
Societe Generale
09/23/11	0.410%	4,000,000	4,000,000
Union Bank of Switzerland
12/09/11	0.239%	5,000,000	5,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	5,000,000	5,000,000
08/26/11	0.300%	5,000,000	5,000,000

Total			107,994,674

Commercial Paper (0.4%)
PB Capital Corp.
08/12/11	0.491%	$2,497,006	$2,497,006
Suncorp Metway Ltd.
07/11/11	0.200%	4,999,111	4,999,112

Total			7,496,118

Other Short-Term Obligations (0.3%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	5,000,000	5,000,000

Repurchase Agreements (0.5%)
Citibank NA dated 06/30/11, matures 07/01/11, repurchase price $2,000,004 (f)
	0.080%	2,000,000	2,000,000
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004 (f)
	0.030%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $1,852,212 (f)
	0.080%	1,852,208	1,852,208

Total			8,852,208

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $147,334,019)			$147,334,019

Total Investments
(Cost: $1,680,045,873)			$1,990,107,149
Other Assets & Liabilities, Net			(140,166,706)

Net Assets			$1,849,940,443

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2011:

	Percentage of
Industry	net assets	Value
Auto Components	4.0%	$73,709,036
Automobiles	2.2	41,501,225
Beverages	2.4	44,926,159
Biotechnology	0.9	16,285,132
Capital Markets	1.0	18,180,179
Chemicals	1.8	32,509,492
Commercial Banks	7.1	130,845,202
Commercial Services & Supplies	0.8	14,329,630
Communications Equipment	1.1	20,982,921
Construction Materials	0.7	13,344,844
Distributors	0.4	7,467,103
Diversified Financial Services	0.5	9,014,395
Diversified Telecommunication Services	0.2	3,586,114
Electrical Equipment	2.0	37,222,857
Electrical Equipment, Instruments & Components	1.7	31,035,384
Energy Equipment & Services	1.4	26,136,850
Food & Staples Retailing	2.1	39,411,799

The accompanying Notes to Financial Statements are an integral part of this statement.

114  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Invesco International Growth Fund

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	net assets	Value
Food Products	4.1%	$75,280,167
Health Care Equipment & Supplies	1.7	30,355,598
Health Care Providers & Services	1.0	19,278,697
Hotels, Restaurants & Leisure	1.9	35,034,714
Independent Power Producers & Energy Traders	0.9	17,476,850
Industrial Conglomerates	2.5	46,468,924
Insurance	1.6	29,601,776
Internet Software & Services	1.0	19,195,732
IT Services	2.3	43,310,227
Machinery	3.2	58,685,971
Media	4.9	90,699,734
Metals & Mining	1.9	34,908,862
Multiline Retail	1.0	18,311,159
Multi-Utilities	1.3	23,074,643
Office Electronics	1.5	27,645,551
Oil, Gas & Consumable Fuels	8.9	163,815,025
Pharmaceuticals	8.4	156,165,610
Road & Rail	0.8	14,674,556
Semiconductors & Semiconductor Equipment	1.3	24,605,301
Software	1.0	18,840,912
Speciality Retail	2.6	48,832,386
Textiles, Apparel & Luxury Goods	1.5	28,345,982
Tobacco	3.2	58,192,127
Wireless Telecommunication Services	2.6	48,565,944
Other(1)	16.2	298,252,379

Total		$1,990,107,149

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 91.46% of net assets.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$96,250,809	$226,863,984	$(172,196,433)	$—	$150,918,360	$116,716	$150,918,360

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)
Security description	Value
Fannie Mae Pool	$1,482,587
Freddie Mac Gold Pool	557,413

Total Market Value of Collateral Securities	$2,040,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  115

Portfolio of Investments (continued)

Variable Portfolio – Invesco International Growth Fund

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.030%)
Security description	Value
Fannie Mae REMICS	$1,746,884
Fannie Mae-Aces	86,912
Freddie Mac REMICS	2,490,181
Government National Mortgage Association	776,023

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$1,889,261

Total Market Value of Collateral Securities	$1,889,261

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

116  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Invesco International Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  117

Portfolio of Investments (continued)

Variable Portfolio – Invesco International Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$14,071,077	$329,830,262	$—	$343,901,339
Consumer Staples	16,905,149	200,905,103	—	217,810,252
Energy	82,315,123	107,636,752	—	189,951,875
Financials	43,921,342	143,720,211	—	187,641,553
Health Care	29,786,941	192,298,096	—	222,085,037
Industrials	14,674,556	156,707,382	—	171,381,938
Information Technology	22,080,812	163,535,216	—	185,616,028
Materials	11,899,013	68,864,185	—	80,763,198
Telecommunication Services	30,985,102	21,166,955	—	52,152,057
Utilities	—	40,551,493	—	40,551,493

Total Equity Securities	266,639,115	1,425,215,655	—	1,691,854,770

Other
Affiliated Money Market Fund(c)	150,918,360	—	—	150,918,360
Investments of Cash Collateral Received for Securities on Loan	—	147,334,019	—	147,334,019

Total Other	150,918,360	147,334,019	—	298,252,379

Total	$417,557,475	$1,572,549,674	$—	$1,990,107,149

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

118  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bond & Notes 12.0%

ABS Other (0.1%)
Crown Castle Towers LLC Senior Secured (a)
08/15/35	3.214%	$1,160,000	$1,177,849

Aerospace & Defense (0.1%)
American Airlines 2011-1 Class A Pass-Through Trust (b)
07/31/21	5.250%	229,000	223,848
BAE Systems Holdings, Inc. (a)
08/15/15	5.200%	780,000	846,848
Lockheed Martin Corp. Senior Unsecured (b)
11/15/19	4.250%	300,000	307,843

Total			1,378,539

Airlines (0.1%)
Continental Airlines 2007-1 Class A Pass-Through Trust (b)
04/19/22	5.983%	804,964	828,067
Delta Air Lines 2011-1 Class A Pass-Through Trust
04/15/19	5.300%	130,000	130,000

Total			958,067

Automotive (—%)
Daimler Finance North America LLC
01/15/12	7.300%	405,000	419,098

Banking (4.2%)
American Express Co. Senior Unsecured
03/19/18	7.000%	500,000	588,419
American Express Co. (b) Senior Unsecured
05/20/14	7.250%	425,000	486,067
American Express Credit Corp. Senior Unsecured
05/02/13	5.875%	860,000	925,825
08/25/14	5.125%	400,000	436,528
Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	300,000	338,440
BB&T Corp. Senior Unsecured
07/27/12	3.850%	1,235,000	1,275,618
Subordinated Notes
12/23/15	5.200%	400,000	432,733
BB&T Corp. (b) Senior Unsecured
04/30/19	6.850%	400,000	472,667
Subordinated Notes
11/01/19	5.250%	800,000	843,019
Bank of America Corp. Senior Unsecured
10/14/16	5.625%	500,000	535,129
07/01/20	5.625%	2,750,000	2,841,383
Bank of America Corp. (b) Senior Unsecured
05/15/14	7.375%	250,000	281,049
Bank of New York Mellon Corp. (The) Senior Unsecured (b)
06/18/15	2.950%	1,520,000	1,566,584
Barclays Bank PLC (a)(b)(c)
09/21/15	2.500%	1,600,000	1,594,161
Barclays Bank PLC (b)(c) Senior Unsecured
05/22/19	6.750%	1,100,000	1,234,805
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	1,750,000	2,147,672
Capital One Financial Corp. Senior Unsecured
09/15/17	6.750%	600,000	693,680
Citigroup, Inc. Senior Unsecured
01/15/15	6.010%	2,990,000	3,290,310
06/15/16	3.953%	97,000	99,300
08/15/17	6.000%	540,000	591,346
12/01/25	7.000%	765,000	856,667
Citigroup, Inc. (b) Senior Unsecured
12/13/13	6.000%	1,790,000	1,946,229
05/19/15	4.750%	400,000	423,025
12/15/15	4.587%	486,000	511,082
11/21/17	6.125%	900,000	994,009
08/09/20	5.375%	561,000	585,439
Comerica Bank Subordinated Notes
08/22/17	5.200%	500,000	534,063
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(c) Senior Notes
09/30/10	5.800%	500,000	485,021
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (c)
01/11/21	4.500%	1,800,000	1,838,014
Countrywide Financial Corp. Subordinated Notes (b)
05/15/16	6.250%	1,520,000	1,601,812
Credit Suisse (b) Senior Unsecured
08/13/19	5.300%	1,000,000	1,064,386
08/05/20	4.375%	451,000	440,968
Deutsche Bank AG Senior Unsecured (b)(c)
01/11/16	3.250%	900,000	910,683
Goldman Sachs Group, Inc. (The) Senior Unsecured
02/07/16	3.625%	805,000	813,741
01/18/18	5.950%	1,000,000	1,077,873
Goldman Sachs Group, Inc. (The) (b) Senior Notes
08/01/15	3.700%	987,000	1,005,031
06/15/20	6.000%	1,306,000	1,405,240
Senior Unsecured
01/15/15	5.125%	1,000,000	1,073,101
02/15/19	7.500%	3,240,000	3,760,925
HSBC Bank PLC (a)(c) Senior Notes
06/28/15	3.500%	1,321,000	1,354,741
08/12/20	4.125%	622,000	602,093
Senior Unsecured
05/24/16	3.100%	245,000	243,380
01/19/21	4.750%	565,000	565,935
HSBC Bank PLC (a)(c)(d)
07/07/14	1.625%	364,000	362,988
HSBC Holdings PLC Senior Unsecured (c)
04/05/21	5.100%	586,000	600,523
KeyBank NA Subordinated Notes (b)
11/01/17	5.700%	817,000	880,592
Macquarie Group Ltd. (a)(b) Senior Unsecured
08/01/14	7.300%	923,000	1,033,056
01/14/21	6.250%	926,000	925,449
Merrill Lynch & Co., Inc. Senior Unsecured
09/30/15	5.300%	1,200,000	1,271,774
08/28/17	6.400%	2,049,000	2,236,647
07/15/18	6.500%	1,300,000	1,382,815
Morgan Stanley Senior Unsecured
07/24/15	4.000%	567,000	577,031
01/09/17	5.450%	3,300,000	3,489,832
12/28/17	5.950%	1,200,000	1,290,056
09/23/19	5.625%	130,000	133,398
07/24/20	5.500%	696,000	704,485
National Bank of Canada (a)(b)(c)
01/30/14	1.650%	1,655,000	1,678,488
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	500,000	579,063
PNC Bank NA Subordinated Notes
04/01/18	6.875%	1,000,000	1,178,645
PNC Funding Corp. Bank Guaranteed (b)
05/19/14	3.000%	2,015,000	2,088,957
SouthTrust Bank Subordinated Notes
05/15/25	7.690%	500,000	560,147
Toronto-Dominion Bank (The) (a)(b)(c)
07/29/15	2.200%	2,500,000	2,528,653
U.S. Bancorp Senior Notes
07/27/15	2.450%	960,000	967,899
Senior Secured
05/24/21	4.125%	309,000	309,658
UBS AG Senior Unsecured
04/25/18	5.750%	500,000	542,089
08/04/20	4.875%	305,000	310,972
UBS AG (b) Senior Unsecured
01/15/15	3.875%	1,000,000	1,043,809
Wachovia Bank NA Subordinated Notes
08/15/15	5.000%	1,000,000	1,071,842
11/15/17	6.000%	5,300,000	5,912,388
Wachovia Corp. Senior Unsecured
02/01/18	5.750%	900,000	995,208
Wachovia Corp. (b) Senior Unsecured
05/01/13	5.500%	1,875,000	2,016,285

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  119

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bond & Notes (continued)

Banking (cont.)
Wells Fargo & Co. Senior Unsecured (b)
04/01/21	4.600%	$200,000	$201,110
Westpac Banking Corp. Senior Unsecured (b)(c)
11/19/19	4.875%	750,000	780,115

Total			82,422,167

Brokerage (0.3%)
BlackRock, Inc. Senior Unsecured
09/15/17	6.250%	900,000	1,041,151
Charles Schwab Corp. (The) Senior Unsecured
06/01/14	4.950%	325,000	356,339
Credit Suisse AG Subordinated Notes
01/14/20	5.400%	1,730,000	1,751,414
Jefferies Group, Inc. Senior Unsecured
11/09/15	3.875%	375,000	381,088
Jefferies Group, Inc. (b) Senior Unsecured
07/15/19	8.500%	1,115,000	1,318,695

Total			4,848,687

Chemicals (0.3%)
Dow Chemical Co. (The) Senior Unsecured
05/15/18	5.700%	275,000	304,731
Dow Chemical Co. (The) (b) Senior Unsecured
05/15/19	8.550%	709,000	914,216
11/15/20	4.250%	350,000	341,584
EI du Pont de Nemours & Co. Senior Unsecured
07/15/13	5.000%	130,000	140,715
PPG Industries, Inc. Senior Unsecured
03/15/18	6.650%	875,000	1,028,186
08/15/19	7.400%	278,000	330,304
Potash Corp. of Saskatchewan, Inc. (c) Senior Unsecured
09/30/15	3.750%	300,000	318,728
05/15/19	6.500%	450,000	524,598
Praxair, Inc. Senior Unsecured
03/31/14	4.375%	450,000	486,130
03/15/17	5.200%	740,000	838,936
Union Carbide Corp. Senior Unsecured
10/01/96	7.750%	545,000	592,261

Total			5,820,389

Construction Machinery (0.1%)
Caterpillar, Inc. Senior Unsecured
12/15/18	7.900%	1,000,000	1,279,354

Consumer Products (—%)
Koninklijke Philips Electronics NV (c) Senior Unsecured
03/11/18	5.750%	148,000	165,730
06/01/26	7.200%	175,000	208,790
Newell Rubbermaid, Inc. Senior Unsecured
08/15/20	4.700%	405,000	407,788

Total			782,308

Diversified Manufacturing (0.1%)
Siemens Financieringsmaatschappij NV (a)(c)
08/17/26	6.125%	385,000	435,890
Tyco International Ltd./Finance SA (c)
12/15/19	7.000%	750,000	891,011
United Technologies Corp. Senior Unsecured
02/01/19	6.125%	965,000	1,128,531

Total			2,455,432

Electric (0.7%)
Alabama Power Co. Senior Unsecured
05/15/38	6.125%	70,000	78,005
American Water Capital Corp. Senior Unsecured
10/15/17	6.085%	250,000	288,132
10/15/37	6.593%	300,000	324,766
Carolina Power & Light Co. 1st Mortgage (b)
09/15/13	5.125%	461,000	501,642
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	300,000	384,498
Dominion Resources, Inc. Senior Unsecured
11/30/17	6.000%	500,000	576,765
Duke Energy Carolinas LLC 1st Mortgage
06/15/20	4.300%	156,000	161,168
Duke Energy Carolinas LLC (b)
01/15/18	5.250%	630,000	703,227
Duke Energy Indiana, Inc. 1st Mortgage
07/15/20	3.750%	772,000	765,690
Exelon Generation Co. LLC Senior Unsecured
10/01/20	4.000%	750,000	707,864
Indiana Michigan Power Co. Senior Unsecured
03/15/19	7.000%	420,000	500,903
KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	500,000	550,876
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	761,708
Nevada Power Co. (b)
09/15/40	5.375%	67,000	65,883
Oncor Electric Delivery Co. LLC Senior Secured
09/01/18	6.800%	235,000	274,641
PSEG Power LLC
12/01/15	5.500%	212,000	234,100
09/15/16	5.320%	800,000	880,631
PacifiCorp 1st Mortgage
07/15/18	5.650%	1,500,000	1,708,517
10/15/37	6.250%	200,000	226,463
Potomac Electric Power Co. 1st Mortgage
12/15/38	7.900%	160,000	216,052
Progress Energy, Inc. Senior Unsecured
01/15/21	4.400%	187,000	189,497
Public Service Co. of Oklahoma Senior Unsecured
02/01/21	4.400%	231,000	233,551
Public Service Company of Colorado 1st Mortgage (b)
11/15/20	3.200%	240,000	228,975
Public Service Electric & Gas Co. 1st Mortgage (b)
05/01/15	2.700%	400,000	408,506
Southern California Edison Co.
02/01/38	5.950%	210,000	231,922
1st Mortgage
06/01/21	3.875%	225,000	224,564
Southwestern Public Service Co. Senior Unsecured
12/01/18	8.750%	804,000	1,031,212
Virginia Electric and Power Co. Senior Unsecured (b)
11/15/38	8.875%	205,000	303,471
Xcel Energy, Inc. Senior Unsecured (b)
05/15/20	4.700%	98,000	101,898

Total			12,865,127

Entertainment (0.1%)
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	888,286
Time Warner, Inc.
04/15/31	7.625%	450,000	539,900
05/01/32	7.700%	690,000	833,072
Walt Disney Co. (The) Senior Unsecured
12/15/17	5.875%	500,000	586,867

Total			2,848,125

Environmental (—%)
Waste Management, Inc. (b)
06/30/20	4.750%	450,000	467,027

Food and Beverage (0.4%)
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	729,156
Anheuser-Busch InBev Worldwide, Inc. (c)
01/15/19	7.750%	525,000	660,473
Bunge Ltd. Finance Corp. (b)
06/15/19	8.500%	700,000	853,386
Cargill, Inc. (a) Senior Unsecured
11/27/17	6.000%	170,000	195,916
11/01/36	7.250%	300,000	375,299
Diageo Investment Corp.
08/15/11	9.000%	500,000	504,932
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	140,000	158,072

The accompanying Notes to Financial Statements are an integral part of this statement.

120  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bond & Notes (continued)

Food and Beverage (cont.)
Kraft Foods, Inc. Senior Unsecured
08/11/17	6.500%	$1,675,000	$1,961,053
08/23/18	6.125%	400,000	458,722
08/11/37	7.000%	405,000	471,799
02/01/38	6.875%	200,000	231,378
PepsiCo, Inc. Senior Unsecured
03/01/14	3.750%	800,000	853,694
PepsiCo, Inc. (b) Senior Unsecured
11/01/18	7.900%	133,000	171,404

Total			7,625,284

Gas Distributors (0.1%)
San Diego Gas & Electric Co. 1st Mortgage
05/15/40	5.350%	21,000	21,565
Sempra Energy Senior Unsecured
06/15/18	6.150%	370,000	421,205
02/15/19	9.800%	1,092,000	1,464,817

Total			1,907,587

Gas Pipelines (0.1%)
Nisource Finance Corp. (b)
01/15/19	6.800%	377,000	437,540
Spectra Energy Capital LLC Senior Unsecured
10/01/19	8.000%	745,000	911,331
TransCanada PipeLines Ltd. (c) Senior Unsecured
01/15/19	7.125%	677,000	829,676
10/15/37	6.200%	500,000	539,592

Total			2,718,139

Health Care (—%)
Medco Health Solutions, Inc. Senior Unsecured (b)
03/15/18	7.125%	500,000	584,251

Independent Energy (0.2%)
Alberta Energy Co., Ltd. Senior Unsecured (c)
11/01/31	7.375%	695,000	800,088
Apache Corp. Senior Unsecured
09/15/18	6.900%	750,000	909,419
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	400,000	470,405
Talisman Energy, Inc. Senior Unsecured (c)
06/01/19	7.750%	795,000	968,852

Total			3,148,764

Integrated Energy (0.4%)
BP Capital Markets PLC (b)(c)
03/10/15	3.875%	1,450,000	1,527,070
ConocoPhillips Senior Unsecured
07/15/18	6.650%	605,000	724,592
03/30/29	7.000%	475,000	567,906
Shell International Finance BV (c)
09/22/19	4.300%	1,000,000	1,050,205
03/25/20	4.375%	400,000	420,312
12/15/38	6.375%	480,000	556,555
Suncor Energy, Inc. Senior Unsecured (c)
06/01/18	6.100%	770,000	875,710
Tosco Corp. Senior Unsecured
02/15/30	8.125%	775,000	1,012,638
Total Capital SA (b)(c)
03/15/16	2.300%	1,170,000	1,169,103

Total			7,904,091

Life Insurance (0.8%)
ASIF Global Financing XIX Senior Secured (a)
01/17/13	4.900%	1,859,000	1,933,360
Aflac, Inc. Senior Unsecured
08/15/40	6.450%	267,000	264,931
Aflac, Inc. (b) Senior Unsecured
05/15/19	8.500%	250,000	305,751
Jackson National Life Global Funding Senior Secured (a)
05/08/13	5.375%	1,425,000	1,525,581
Lincoln National Corp. Senior Unsecured
06/24/21	4.850%	140,000	137,738
MassMutual Global Funding II (a) Senior Secured
07/16/12	3.625%	770,000	791,326
MassMutual Global Funding II (a)(b) Senior Secured
09/28/15	2.300%	290,000	289,222
Metropolitan Life Global Funding I (a) Secured
01/11/16	3.125%	855,000	865,616
06/14/18	3.650%	900,000	880,627
Senior Secured
01/11/13	2.500%	1,000,000	1,018,104
01/10/14	2.000%	565,000	568,065
06/10/14	5.125%	1,450,000	1,584,212
Nationwide Mutual Insurance Co. Subordinated Notes (a)
08/15/39	9.375%	895,000	1,110,418
New York Life Global Funding Senior Secured (a)(b)
05/04/15	3.000%	1,830,000	1,892,654
Pacific Life Global Funding Senior Secured (a)
04/15/13	5.150%	700,000	744,666
Pacific Life Insurance Co. Subordinated Notes (a)(b)
06/15/39	9.250%	385,000	501,736
Principal Life Income Funding Trusts Senior Secured
12/14/12	5.300%	1,270,000	1,346,965
Prudential Insurance Co. of America (The) Senior Subordinated Notes (a)
07/01/25	8.300%	615,000	759,646

Total			16,520,618

Media Cable (0.4%)
COX Communications, Inc. Senior Unsecured (a)(b)
03/01/39	8.375%	420,000	549,188
Comcast Cable Communications Holdings, Inc. (b)
11/15/22	9.455%	1,165,000	1,620,679
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	960,398
Comcast Corp.
11/15/35	6.500%	670,000	727,116
03/15/37	6.450%	565,000	604,299
DIRECTV Holdings LLC/Financing Co., Inc.
08/15/40	6.000%	875,000	887,158
Time Warner Cable, Inc.
02/14/19	8.750%	662,000	843,527
05/01/37	6.550%	580,000	616,084
Time Warner Cable, Inc. (b)
02/14/14	8.250%	830,000	965,414
07/01/18	6.750%	865,000	1,003,134

Total			8,776,997

Media Non-Cable (0.2%)
CBS Corp. (b)
07/30/30	7.875%	795,000	948,779
News America, Inc.
05/18/18	7.250%	375,000	445,344
10/30/25	7.700%	400,000	488,989
04/30/28	7.300%	350,000	389,071
12/15/34	6.200%	450,000	459,571
Thomson Reuters Corp. (c)
07/15/18	6.500%	725,000	848,196

Total			3,579,950

Metals (0.1%)
BHP Billiton Finance USA Ltd. (c)
04/01/14	5.500%	1,100,000	1,224,065
Nucor Corp. Senior Unsecured
12/01/37	6.400%	250,000	288,086
Rio Tinto Finance USA Ltd. (b)(c)
11/02/20	3.500%	300,000	287,102
Rio Tinto Finance USA Ltd. (c)
05/01/14	8.950%	495,000	594,432

Total			2,393,685

Non-Captive Consumer (0.1%)
HSBC Finance Corp. Senior Unsecured (b)
01/19/16	5.500%	1,090,000	1,191,830

Non-Captive Diversified (0.7%)
General Electric Capital Corp.
09/15/17	5.625%	3,400,000	3,753,678
Senior Unsecured
08/07/19	6.000%	2,400,000	2,657,424
General Electric Capital Corp. (b) Senior Unsecured
05/01/18	5.625%	5,000,000	5,468,590
Subordinated Notes
02/11/21	5.300%	292,000	303,838
General Electric Capital Corp. (b)(e) Senior Unsecured
02/15/17	0.431%	1,250,000	1,174,490

Total			13,358,020

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  121

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bond & Notes (continued)
Oil Field Services (0.1%)
Transocean, Inc. (b)(c)
11/15/20	6.500%	$810,000	$905,774

Other Financial Institutions (0.2%)
CME Group, Inc. Senior Unsecured
02/15/14	5.750%	326,000	362,103
Caisse Centrale Desjardins du Quebec (a)(b)(c)
03/24/16	2.550%	1,452,000	1,468,981
Nomura Holdings, Inc. (b)(c) Senior Unsecured
03/04/15	5.000%	1,000,000	1,054,351
03/04/20	6.700%	400,000	437,062
Nomura Holdings, Inc. (c) Senior Unsecured
01/19/16	4.125%	875,000	886,117

Total			4,208,614

Other Utility (—%)
GTE Corp.
04/15/18	6.840%	320,000	372,247

Pharmaceuticals (0.1%)
Wyeth
02/01/14	5.500%	1,200,000	1,330,486

Property & Casualty (0.3%)
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	700,479
Allstate Life Global Funding Trusts Senior Secured
04/30/13	5.375%	1,050,000	1,131,588
Berkshire Hathaway Finance Corp.
05/15/18	5.400%	2,200,000	2,440,354
Berkshire Hathaway Finance Corp. (b)
12/15/15	2.450%	333,000	337,149
01/15/40	5.750%	385,000	399,961
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	615,000	666,238
08/15/16	6.500%	300,000	334,811
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	760,828

Total			6,771,408

Railroads (0.2%)
Burlington Northern Santa Fe LLC Senior Unsecured (b)
05/01/40	5.750%	790,000	813,790
CSX Corp. Senior Unsecured
02/01/19	7.375%	815,000	993,439
06/01/21	4.250%	215,000	213,991
Norfolk Southern Corp. Senior Unsecured
05/17/29	5.640%	230,000	243,986
05/23/11	6.000%	542,000	531,387
Union Pacific Corp. Senior Unsecured
01/31/13	5.450%	308,000	329,476
Union Pacific Corp. (a) Senior Unsecured
07/15/22	4.163%	849,000	849,397

Total			3,975,466

REITs (0.1%)
ERP Operating LP Senior Unsecured
09/15/14	5.250%	275,000	301,241
Simon Property Group LP Senior Unsecured
02/01/15	4.200%	1,000,000	1,063,785
Simon Property Group LP (b) Senior Unsecured
05/30/18	6.125%	900,000	1,009,215

Total			2,374,241

Retailers (—%)
CVS Caremark Corp. Senior Unsecured
09/15/39	6.125%	430,000	440,835
Staples, Inc.
01/15/14	9.750%	100,000	119,049
Target Corp. Senior Unsecured
01/15/38	7.000%	225,000	269,343

Total			829,227

Technology (0.6%)
Arrow Electronics, Inc. Senior Unsecured
04/01/20	6.000%	760,000	812,750
Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	1,460,000	1,462,276
Dell, Inc. Senior Unsecured
04/15/28	7.100%	390,000	449,856
Dell, Inc. (b) Senior Unsecured
04/01/16	3.100%	853,000	871,218
HP Enterprise Services LLC Senior Unsecured
10/15/29	7.450%	300,000	381,085
Hewlett-Packard Co. Senior Unsecured
03/01/14	6.125%	750,000	841,322
International Business Machines Corp. Senior Unsecured
08/01/27	6.220%	655,000	756,004
11/29/32	5.875%	500,000	551,750
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	450,000	505,097
Microsoft Corp. Senior Notes
10/01/40	4.500%	518,000	471,074
Senior Unsecured
09/25/15	1.625%	360,000	356,188
National Semiconductor Corp. Senior Unsecured
04/15/15	3.950%	565,000	600,678
06/15/17	6.600%	1,115,000	1,312,294
Oracle Corp. Senior Unsecured
04/15/38	6.500%	280,000	324,676
Oracle Corp. (a) Senior Notes
07/15/40	5.375%	155,000	155,119
Pitney Bowes, Inc. (b) Senior Unsecured
08/15/14	4.875%	882,000	948,441
03/15/18	5.600%	150,000	161,913
Xerox Corp. (b) Senior Notes
12/15/19	5.625%	375,000	410,745
Senior Unsecured
02/01/17	6.750%	500,000	583,852

Total			11,956,338

Transportation Services (—%)
United Parcel Service of America, Inc. Senior Unsecured (e)
04/01/30	8.375%	225,000	301,598

Wireless (—%)
Centel Capital Corp.
10/15/19	9.000%	350,000	407,508

Wirelines (0.8%)
AT&T Corp. (b)
11/15/31	8.000%	54,000	71,457
AT&T, Inc. Senior Unsecured
02/15/19	5.800%	1,000,000	1,128,351
05/15/21	4.450%	600,000	610,602
01/15/38	6.300%	750,000	791,035
05/15/38	6.400%	775,000	824,693
09/01/40	5.350%	1,821,000	1,726,064
British Telecommunications PLC Senior Unsecured (c)
12/15/30	9.875%	150,000	206,059
CenturyLink, Inc. (b) Senior Unsecured
06/15/21	6.450%	900,000	889,712
09/15/39	7.600%	600,000	577,128
Deutsche Telekom International Finance BV (c)
08/20/18	6.750%	525,000	619,454
06/15/30	8.750%	290,000	382,740
Telecom Italia Capital SA (c)
09/30/14	4.950%	300,000	312,800
06/04/18	6.999%	700,000	765,577
Telefonica Emisiones SAU (c)
07/03/17	6.221%	1,000,000	1,102,349
02/16/21	5.462%	120,000	121,820
Verizon Communications, Inc. Senior Unsecured
02/15/16	5.550%	1,500,000	1,689,783
02/15/18	5.500%	250,000	278,046
02/15/38	6.400%	180,000	195,081
Verizon Communications, Inc. (b) Senior Unsecured
11/01/18	8.750%	1,409,000	1,833,257
Verizon Global Funding Corp. Senior Unsecured
12/01/30	7.750%	1,530,000	1,912,125

Total			16,038,133

Total Corporate Bonds & Notes
(Cost: $233,242,203)			$236,902,425

The accompanying Notes to Financial Statements are an integral part of this statement.

122  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Agency 35.8%

Federal Home Loan Banks CMO Series 2015-TQ Class A (f)
10/20/15	5.065%	$2,488,748	$2,688,473
Federal Home Loan Mortgage Corp. (d)(f)
05/01/41	4.500%	8,974,101	9,283,898
Federal Home Loan Mortgage Corp. (e)(f)
07/01/36	5.059%	1,166,337	1,247,241
11/01/36	6.020%	2,216,974	2,379,997
CMO Series 2551 Class NS
01/15/33	14.140%	1,476,097	1,745,485
CMO Series 3102 Class FB
01/15/36	0.487%	1,103,790	1,101,544
CMO Series 3229 Class AF
08/15/23	0.437%	1,719,236	1,719,144
CMO Series 3523 Class SD
06/15/36	19.148%	729,262	955,246
CMO Series 3549 Class FA
07/15/39	1.387%	1,480,614	1,482,230
CMO Series 3688 Class CU
07/01/40	6.811%	2,308,708	2,502,809
CMO Series 3688 Class GT
07/01/40	7.158%	2,236,073	2,509,475
Federal Home Loan Mortgage Corp. (f)
05/01/36- 08/01/40	5.000%	11,417,876	12,152,163
02/01/24- 05/01/38	5.500%	19,685,298	21,292,389
09/01/21- 09/01/37	6.000%	27,305,771	30,040,888
11/01/22- 10/17/38	6.500%	9,659,742	10,890,820
09/01/37- 05/01/38	7.500%	1,122,779	1,252,891
CMO Series 2127 Class PG
02/15/29	6.250%	1,520,112	1,698,831
CMO Series 2165 Class PE
06/15/29	6.000%	778,289	866,957
CMO Series 2326 Class ZQ
03/15/31	6.500%	2,973,974	3,371,172
CMO Series 2399 Class TH
01/15/32	6.500%	1,541,226	1,712,691
CMO Series 2517 Class Z
10/15/32	5.500%	2,309,376	2,536,490
CMO Series 2545 Class HG
12/15/32	5.500%	2,322,006	2,567,760
CMO Series 2557 Class HL
01/15/33	5.300%	1,630,047	1,791,185
CMO Series 2568 Class KG
02/15/23	5.500%	4,000,000	4,398,562
CMO Series 2586 Class TG
03/15/23	5.500%	3,000,000	3,332,374
CMO Series 2594 Class DJ
10/15/30	4.250%	605,485	620,703
CMO Series 2597 Class AE
04/15/33	5.500%	2,000,000	2,195,877
CMO Series 2684 Class PD
03/15/29	5.000%	921,502	927,805
CMO Series 2752 Class EZ
02/15/34	5.500%	2,990,854	3,286,411
CMO Series 2764 Class UE
10/15/32	5.000%	1,250,000	1,353,957
CMO Series 2764 Class ZG
03/15/34	5.500%	2,232,906	2,459,040
CMO Series 2802 Class VG
07/15/23	5.500%	2,500,000	2,727,431
CMO Series 2825 Class VQ
07/15/26	5.500%	2,000,000	2,216,269
CMO Series 2986 Class CH
06/15/25	5.000%	4,000,000	4,373,716
CMO Series 3075 Class PD
01/15/35	5.500%	1,250,000	1,375,387
CMO Series 3101 Class UZ
01/15/36	6.000%	2,074,365	2,340,464
CMO Series 3107 Class BN
02/15/36	5.750%	1,687,127	1,769,413
CMO Series 3123 Class AZ
03/15/36	6.000%	2,943,746	3,398,825
CMO Series 3143 Class BC
02/15/36	5.500%	2,500,000	2,741,315
CMO Series 3151 Class PD
11/15/34	6.000%	1,250,000	1,361,163
CMO Series 3164 Class MG
06/15/36	6.000%	2,000,000	2,222,266
CMO Series 3171 Class MG
08/15/34	6.000%	3,900,000	4,373,433
CMO Series 3195 Class PD
07/15/36	6.500%	3,000,000	3,352,878
CMO Series 3200 Class AY
08/15/36	5.500%	2,500,000	2,722,054
CMO Series 3213 Class JE
09/15/36	6.000%	4,000,000	4,431,585
CMO Series 3218 Class BE
09/15/35	6.000%	2,000,000	2,228,712
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,372,641
CMO Series 3266 Class D
01/15/22	5.000%	4,850,000	5,350,713
CMO Series 3334 Class MC
04/15/33	5.000%	783,260	803,933
CMO Series 3402 Class NC
12/15/22	5.000%	1,500,000	1,650,003
CMO Series 3453 Class B
05/15/38	5.500%	1,650,000	1,798,758
CMO Series 3461 Class Z
06/15/38	6.000%	3,590,042	3,983,298
CMO Series 3501 Class CB
01/15/39	5.500%	1,500,000	1,635,234
CMO Series 3666 Class VA
12/15/22	5.500%	2,814,421	3,113,832
CMO Series 3680 Class MA
07/15/39	4.500%	4,755,908	5,088,993
CMO Series 3682 Class BH
08/15/36	5.500%	2,800,000	3,043,571
CMO Series 3687 Class MA
02/15/37	4.500%	3,323,282	3,547,172
CMO Series 3704 Class CT
12/15/36	7.000%	4,412,046	5,044,041
CMO Series 3704 Class DT
11/15/36	7.500%	4,501,336	5,210,648
CMO Series 3704 Class ET
12/15/36	7.500%	3,579,234	4,143,231
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,081,084
CMO Series R004 Class VG
08/15/21	6.000%	1,400,000	1,526,492
CMO Series R006 Class ZA
04/15/36	6.000%	2,316,033	2,656,492
CMO Series R007 Class ZA
05/15/36	6.000%	4,543,952	5,144,871
Structured Pass-Through Securities CMO Series T-56 Class A5
05/25/43	5.231%	2,540,568	2,697,740
Federal Home Loan Mortgage Corp. (f)(m)
CMO IO STRIPS Series 239 Class S30
08/15/36	5.220%	7,046,314	1,007,974
CMO IO Series 3385 Class SN
11/15/37	5.280%	2,579,203	311,970
CMO IO Series 3451 Class SA
05/15/38	16.060%	4,820,253	435,022
CMO IO Series 3531 Class SM
05/15/39	5.430%	4,332,422	640,994
CMO IO Series 3608 Class SC
12/15/39	9.880%	6,213,819	830,171
CMO IO Series 3688 Class NI
04/15/32	1.000%	4,313,951	652,413
CMO IO Series 3714 Class IP
08/15/40	1.000%	3,837,857	714,205
CMO IO Series 3739 Class LI
03/15/34	3.980%	6,704,399	959,447
CMO IO Series 3740 Class SB
10/15/40	20.950%	2,964,630	536,273
CMO IO Series 3740 Class SC
10/15/40	9.190%	4,862,963	739,218
CMO IO Series 3747 Class HI
07/15/37	3.930%	8,140,348	1,287,414
CMO IO Series 3756 Class IP
08/15/35	5.180%	4,826,090	686,648
CMO IO Series 3760 Class GI
10/15/37	3.360%	3,883,699	657,584
CMO IO Series 3772 Class IO
09/15/24	0.730%	5,699,047	753,755
CMO IO Series 3779 Class IH
11/15/34	1.000%	3,889,079	532,423
CMO IO Series 3800 Class AI
11/15/29	4.280%	5,170,122	886,173
CMO IO Series 3802 Class LS
02/01/41	3.000%	9,273,283	666,567
Federal Home Loan Mortgage Corp. (f)(n)
CMO PO STRIPS Series 197 Class PO
04/01/28	4.940%	1,394,521	1,181,548
CMO PO Series 2587 Class CO
03/15/32	3.870%	732,107	709,374
CMO PO Series 2725 Class OP
10/15/33	5.300%	981,387	786,209
CMO PO Series 2777 Class KO
02/15/33	2.440%	2,000,000	1,836,951
CMO PO Series 3077 Class TO
04/15/35	3.600%	1,131,383	993,648
CMO PO Series 3100 Class PO
01/15/36	4.070%	1,535,834	1,344,399
CMO PO Series 3393 Class JO
09/15/32	6.624%	1,125,044	871,396
CMO PO Series 3510 Class OD
02/15/37	4.660%	1,368,610	1,220,166
CMO PO Series 3607 Class AO
04/15/36	8.600%	1,300,000	970,237
CMO PO Series 3607 Class EO
02/15/33	6.660%	826,229	755,714

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  123

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Agency (continued)
CMO PO Series 3607 Class TO
10/15/39	4.380%	$1,467,098	$1,220,880
CMO PO Series 3621 Class BO
01/15/40	5.930%	1,031,996	847,283
Federal National Mortgage Association (d)(f) Series 2011-75 Class FA
07/25/41	5.000%	2,000,000	2,000,000
Federal National Mortgage Association (e)(f)
03/01/36	3.001%	2,200,889	2,308,353
12/25/33	13.728%	957,483	1,131,026
CMO Series 2003-129 Class FD
01/25/24	0.686%	1,587,986	1,595,114
CMO Series 2003-W8 Class 3F1
05/25/42	0.586%	944,652	938,239
CMO Series 2004-36 Class FA
05/25/34	0.586%	1,263,130	1,265,848
CMO Series 2005-74 Class SK
05/25/35	19.619%	885,967	1,218,594
CMO Series 2005-75 Class SV
09/25/35	23.457%	853,467	1,198,262
CMO Series 2005-W3 Class 2AF
03/25/45	0.406%	2,122,288	2,111,941
CMO Series 2006-56 Class FC
07/25/36	0.476%	1,420,339	1,421,510
CMO Series 2006-56 Class PF
07/25/36	0.536%	1,095,506	1,094,106
CMO Series 2007-101 Class A2
06/27/36	0.436%	4,844,745	4,797,221
CMO Series 2007-108 Class AN
11/25/37	8.646%	1,357,993	1,630,940
CMO Series 2010-28 Class BS
04/25/40	11.169%	760,447	776,736
CMO Series 2010-35 Class SJ
04/25/40	17.047%	1,000,000	1,314,333
CMO Series 2010-49 Class SC
03/25/40	12.288%	2,254,079	2,573,033
CMO Series 2010-61 Class WA
06/25/40	5.940%	743,587	814,813
CMO Series 2011-2 Class WA
02/25/51	5.733%	2,577,834	2,802,691
CMO Series 2011-43 Class WA
05/25/51	5.896%	2,648,875	2,754,208
Federal National Mortgage Association (f)
04/01/20	4.000%	1,309,990	1,357,551
10/01/19- 08/01/40	5.000%	14,579,005	15,551,250
10/01/21- 10/01/39	5.500%	52,949,847	57,488,225
10/01/19- 11/01/48	6.000%	52,948,850	58,069,679
02/01/24- 02/01/39	6.500%	28,522,388	32,304,108
04/01/37- 01/01/39	7.000%	9,330,042	10,754,413
05/01/22- 08/01/37	7.500%	1,802,703	2,080,699
CMO Series 2001-60 Class PX
11/25/31	6.000%	2,290,441	2,560,832
CMO Series 2002-50 Class ZA
05/25/31	6.000%	8,340,232	9,300,240
CMO Series 2002-78 Class Z
12/25/32	5.500%	4,004,007	4,401,489
CMO Series 2003-23 Class EQ
04/25/23	5.500%	2,000,000	2,228,564
CMO Series 2003-56 Class AZ
08/25/31	5.500%	1,558,257	1,628,973
CMO Series 2003-88 Class WA
09/25/18	4.500%	1,382,171	1,478,923
CMO Series 2004-65 Class LT
08/25/24	4.500%	1,883,683	2,024,566
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,273,750
CMO Series 2005-118 Class PN
01/25/32	6.000%	4,000,000	4,335,888
CMO Series 2005-67 Class EY
08/25/25	5.500%	1,500,000	1,662,063
CMO Series 2006-102 Class MD
01/25/35	6.000%	2,000,000	2,210,105
CMO Series 2006-16 Class HZ
03/25/36	5.500%	10,049,935	10,986,330
CMO Series 2006-74 Class DV
08/25/23	6.500%	1,825,000	1,972,644
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	1,288,465	1,426,868
CMO Series 2007-104 Class ZE
08/25/37	6.000%	1,868,091	2,064,343
CMO Series 2007-116 Class PB
08/25/35	5.500%	1,200,000	1,336,089
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,302,571	1,483,805
CMO Series 2007-42 Class B
05/25/37	6.000%	2,000,000	2,242,258
CMO Series 2007-76 Class PD
03/25/36	6.000%	2,000,000	2,218,385
CMO Series 2007-76 Class ZG
08/25/37	6.000%	3,792,505	4,141,778
CMO Series 2007-84 Class PE
05/25/34	6.000%	2,000,000	2,141,125
CMO Series 2008-68 Class VB
03/25/27	6.000%	4,365,000	4,826,732
CMO Series 2008-80 Class GP
09/25/38	6.250%	1,231,919	1,371,478
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,777,239
CMO Series 2009-79 Class UA
03/25/38	7.000%	1,042,143	1,174,256
CMO Series 2009-W1 Class A
12/25/49	6.000%	7,174,683	7,988,561
CMO Series 2010-111 Class AE
04/25/38	5.500%	12,752,399	13,666,190
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,265,144
CMO Series 2010-133 Class A
05/25/38	5.500%	8,601,395	9,258,848
CMO Series 2010-148 Class MA
02/25/39	4.000%	2,918,428	3,081,822
CMO Series 2010-47 Class AV
05/25/21	5.000%	4,587,264	5,012,543
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,104,704
CMO Series 2010-9 Class PC
10/25/39	4.500%	2,500,000	2,641,965
CMO Series G94-8 Class K
07/17/24	8.000%	741,834	862,297
Federal National Mortgage Association (f)(m)
CMO IO Series 1996-4 Class SA
02/25/24	14.670%	497,836	102,083
CMO IO Series 2005-18 Class SK
03/25/35	0.880%	10,370,468	854,375
CMO IO Series 2006-117 Class GS
12/25/36	20.000%	3,068,019	470,061
CMO IO Series 2006-58 Class IG
07/25/36	1.050%	6,178,611	885,957
CMO IO Series 2006-94 Class GI
10/25/26	6.300%	4,058,341	579,653
CMO IO Series 2007-109 Class PI
12/25/37	5.980%	5,665,924	840,799
CMO IO Series 2007-65 Class KI
07/25/37	5.450%	4,277,111	598,013
CMO IO Series 2007-72 Class EK
07/25/37	9.400%	10,207,612	1,577,549
CMO IO Series 2007-W7 Class 2A2
07/25/37	45.050%	4,556,050	507,562
CMO IO Series 2009-112 Class ST
01/25/40	2.690%	4,829,111	612,890
CMO IO Series 2009-17 Class QS
03/25/39	3.390%	3,026,031	410,035
CMO IO Series 2009-37 Class KI
06/25/39	5.610%	11,066,200	1,532,852
CMO IO Series 2009-68 Class SA
09/25/39	5.850%	4,766,246	782,695
CMO IO Series 2009-71 Class BI
08/25/24	5.060%	1,568,621	154,168
CMO IO Series 2009-86 Class IP
10/25/39	21.470%	2,198,561	350,128
CMO IO Series 2009-86 Class UI
10/25/14	1.000%	5,258,152	455,070
CMO IO Series 2010-125 Class SA
11/25/40	15.860%	8,607,577	805,783
CMO IO Series 2010-155 Class KI
01/25/21	2.890%	6,688,068	640,096
CMO IO Series 2010-35 Class SB
04/25/40	4.390%	4,063,575	499,649
CMO IO Series 2010-42 Class S
05/25/40	2.400%	4,300,629	627,702
CMO IO Series 2010-68 Class SA
07/25/40	18.370%	7,500,966	947,987
CMO IO Series 2011-30 Class LS
04/25/41	7.530%	10,183,361	820,230
Federal National Mortgage Association (f)(n)
CMO PO STRIPS Series 293 Class 1
12/01/24	3.090%	1,138,163	1,008,150
CMO PO Series 2000-18 Class EC
10/25/23	3.280%	402,198	358,157
CMO PO Series 2003-128 Class NO
01/25/19	4.220%	1,098,701	999,316
CMO PO Series 2003-23 Class QO
01/15/32	2.540%	506,567	485,348
CMO PO Series 2004-46 Class EP
03/25/34	3.430%	1,031,971	909,226
CMO PO Series 2004-61 Class BO
10/25/32	6.250%	1,018,104	925,164
CMO PO Series 2006-113 Class PO
07/25/36	2.200%	757,493	685,794
CMO PO Series 2006-56 Class OA
10/15/24	4.620%	1,000,000	959,573

The accompanying Notes to Financial Statements are an integral part of this statement.

124  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Agency (continued)
CMO PO Series 2006-59 Class CO
08/25/35	8.150%	$104,973	$101,381
CMO PO Series 2006-60 Class DO
04/25/35	4.500%	1,333,759	1,178,590
CMO PO Series 2006-86 Class OB
09/25/36	3.670%	2,001,666	1,711,574
CMO PO Series 2009-113 Class AO
01/25/40	3.430%	1,227,989	1,050,528
CMO PO Series 2009-69 Class PO
09/25/39	4.650%	795,526	678,210
CMO PO Series 2009-86 Class BO
03/25/37	1.000%	772,969	658,295
CMO PO Series 2009-86 Class OT
10/25/37	6.910%	2,319,189	1,911,490
CMO PO Series 2010-39 Class OT
10/25/35	5.610%	1,068,666	943,886
CMO PO Series 2010-68 Class CO
07/25/40	4.180%	1,677,638	1,407,018
CMO PO Series 3151 Class PO
05/15/36	3.650%	1,147,125	965,868
Government National Mortgage Association (f)
09/15/22	5.000%	1,835,434	1,969,784
09/20/38 12/20/38	7.000%	1,410,961	1,631,756
CMO Series 1998-11 Class Z
04/20/28	6.500%	946,742	1,070,666
CMO Series 1999-16 Class Z
05/16/29	6.500%	843,263	944,021
CMO Series 2002-47 Class PG
07/16/32	6.500%	905,794	1,035,781
CMO Series 2003-25 Class PZ
04/20/33	5.500%	4,696,196	5,272,216
CMO Series 2003-75 Class ZX
09/20/33	6.000%	3,180,341	3,616,659
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,474,133
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,370,982	1,521,380
CMO Series 2006-17 Class JN
04/20/36	6.000%	2,155,901	2,401,671
CMO Series 2006-33 Class NA
01/20/36	5.000%	3,000,000	3,238,642
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,500,000	3,819,264
CMO Series 2007-6 Class LD
03/20/36	5.500%	1,500,000	1,629,046
CMO Series 2007-70 Class TA
08/20/36	5.750%	2,000,000	2,130,971
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,574,689
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,715,100	3,165,037
CMO Series 2009-2 Class PA
12/20/38	5.000%	1,876,657	1,979,309
CMO Series 2009-44 Class VA
05/16/20	5.500%	3,003,817	3,338,481
CMO Series 2009-89 Class VA
07/20/20	5.000%	2,630,843	2,878,767
CMO Series 2010-130 Class CP
10/16/40	7.000%	3,512,639	4,101,590
CMO Series 2010-14 Class QP
12/20/39	6.000%	3,174,742	3,458,955
Government National Mortgage Association (f)(m) CMO IO Series 2005-3 Class SE
01/20/35	21.220%	3,964,080	614,298
CMO IO Series 2006-38 Class SG
09/20/33	12.050%	5,721,476	653,016
CMO IO Series 2007-26 Class SW
05/20/37	16.440%	7,688,777	1,028,651
CMO IO Series 2007-40 Class SN
07/20/37	17.370%	5,091,715	783,972
CMO IO Series 2008-62 Class SA
07/20/38	20.240%	3,828,781	490,528
CMO IO Series 2008-76 Class US
09/20/38	19.350%	6,161,367	770,997
CMO IO Series 2008-95 Class DS
12/20/38	19.420%	5,297,211	935,769
CMO IO Series 2009-102 Class SM
06/16/39	14.540%	7,220,032	953,529
CMO IO Series 2009-106 Class ST
02/20/38	23.430%	6,441,125	851,013
CMO IO Series 2009-64 Class SN
07/16/39	16.120%	5,903,797	799,804
CMO IO Series 2009-67 Class SA
08/16/39	15.150%	3,762,985	517,797
CMO IO Series 2009-72 Class SM
08/16/39	18.350%	6,645,054	908,553
CMO IO Series 2009-81 Class SB
09/20/39	16.720%	7,622,038	1,012,019
CMO IO Series 2009-83 Class TS
08/20/39	15.310%	7,127,726	957,800
CMO IO Series 2010-107 Class IL
07/20/39	14.770%	1,898,492	551,491
CMO IO Series 2010-144 Class BI
09/16/37	7.750%	9,719,805	1,427,297
CMO IO Series 2010-47 Class PX
06/20/37	17.490%	8,273,134	1,348,235
CMO IO Series 2011-43 Class ZQ
01/16/33	5.500%	2,027,626	2,267,711
CMO IO Series 2011-75 Class SM
05/20/41	1.000%	5,991,175	894,932
Government National Mortgage Association (f)(n)
CMO PO Series 2010-14 Class AO
12/20/32	3.570%	1,218,006	1,144,485
CMO PO Series 2010-14 Class EO
06/16/33	2.090%	614,597	590,010
CMO PO Series 2010-157 Class OP
12/20/40	4.140%	2,453,754	1,901,908

Total Residential Mortgage-Backed Securities — Agency
(Cost: $689,530,705)			$705,081,450

Residential Mortgage-Backed Securities — Non-Agency 9.8%

ASG Resecuritization Trust (a)(e)(f) CMO Series 2009-2 Class G60
05/24/36	5.358%	$800,000	$776,120
CMO Series 2009-3 Class A65
03/26/37	5.327%	2,639,814	2,640,168
CMO Series 2010-3 Class 2A22
08/28/40	0.428%	1,267,965	1,249,833
CMO Series 2010-4 Class 2A20
11/28/36	0.374%	936,405	925,687
CMO Series 2011-1 Class 3A50
11/28/35	2.582%	1,059,803	1,017,411
ASG Resecuritization Trust (a)(f) CMO Series 2011-1 Class 1A85
09/28/20	4.000%	2,022,874	2,018,415
American General Mortgage Loan Trust (a)(e)(f) CMO Series 2009-1 Class A4
09/25/48	5.750%	2,200,000	2,225,726
CMO Series 2009-1 Class A5
09/25/48	5.750%	1,450,000	1,460,185
CMO Series 2009-1 Class A7
09/25/48	5.750%	2,550,000	2,587,602
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,283,689	1,315,027
BCAP LLC Trust (a)(e)(f) CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	1,914,247	2,004,063
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	1,378,956	1,412,920
CMO Series 2010-RR4 Class 12A1
06/26/36	4.000%	773,053	779,881
CMO Series 2010-RR6 Class 22A3
06/26/36	5.244%	1,128,768	1,170,661
CMO Series 2010-RR6 Class 5A1
06/26/40	5.500%	960,882	969,070
CMO Series 2010-RR7 Class 15A1
01/26/36	0.993%	776,369	719,034
CMO Series 2010-RR7 Class 16A1
02/26/47	0.978%	1,108,171	1,077,115
CMO Series 2010-RR7 Class 1A5
04/26/35	5.020%	1,496,576	1,542,031
CMO Series 2010-RR7 Class 2A1
07/26/45	4.791%	2,013,124	2,018,856
CMO Series 2010-RR8 Class 3A3
05/26/35	5.079%	746,374	765,199
CMO Series 2010-RR8 Class 3A4
05/26/35	5.079%	1,000,000	937,930
CMO Series 2011-RR2 Class 3A3
11/21/35	3.011%	1,298,620	1,293,335
BCAP LLC Trust (a)(f)(g)
05/26/41	0.447%	2,683,931	2,442,378
BCAP LLC Trust (f)
08/26/37	5.000%	1,784,141	1,756,037
BCAP LLC Trust (f)(g)
07/26/36	5.000%	2,500,000	2,393,750
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1 (f)
02/25/34	6.000%	1,098,674	1,154,498
Banc of America Funding Corp. (a)(e)(f) CMO Series 2010-R4 Class 5A1
07/26/36	0.344%	467,421	453,098
Banc of America Funding Corp. (f) CMO Series 2004-3 Class 1A1
10/25/34	5.500%	821,884	844,369
Banc of America Mortgage Securities, Inc. (e)(f) CMO Series 2004-C Class 2A2
04/25/34	2.888%	662,436	629,044
Banc of America Mortgage Securities, Inc. (f) CMO Series 2003-3 Class 1A7
05/25/33	5.500%	1,700,000	1,737,657
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	2,200,000	2,253,671

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  125

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Non-Agency (continued)
Banc of America Mortgage Securities, Inc. (f)(n) CMO PO Series 2004-5 Class 1A9
06/25/34	12.090%	$1,000,000	$746,024
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1 (e)(f)
07/25/33	5.016%	359,029	367,702
Bear Stearns Alt-A Trust CMO Series 2005-2 Class 1A1 (e)(f)
03/25/35	0.686%	760,507	622,574
Bear Stearns Commercial Mortgage Securities CMO IO Series 2007-T26 Class X1 (a)(f)(m)
01/12/45	7.115%	96,700,725	507,041
Chase Mortgage Finance Corp. (e)(f) CMO Series 2007-A1 Class 2A1
02/25/37	2.775%	1,334,985	1,312,894
CMO Series 2007-A1 Class 7A1
02/25/37	2.831%	902,702	874,408
Chase Mortgage Finance Corp. (f) CMO Series 2003-S2 Class A1
03/25/18	5.000%	739,966	752,046
Citicorp Mortgage Securities, Inc. CMO Series 2004-4 Class A4 (f)
06/25/34	5.500%	1,792,977	1,869,734
Citigroup Mortgage Loan Trust, Inc. (a)(e)(f) CMO Series 2008-AR4 Class 1A1A
11/25/38	5.277%	2,584,523	2,594,516
CMO Series 2009-10 Class 1A1
09/25/33	2.714%	1,877,420	1,855,516
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	2,000,000	2,088,417
CMO Series 2010-10 Class 2A1
02/25/36	2.708%	1,704,851	1,702,052
CMO Series 2011-3 Class 1A1
02/25/47	0.266%	1,326,452	1,300,819
Citigroup Mortgage Loan Trust, Inc. (f) CMO Series 2003-1 Class 3A4
09/25/33	5.250%	1,356,391	1,420,014
CMO Series 2005-2 Class 2A11
06/25/35	5.500%	847,999	835,248
CMO Series 2011-5 Class 1A1
06/25/20	0.384%	1,749,990	1,601,241
Citigroup Mortgage Loan Trust, Inc CMO Series 2010-7 Class 10A1 (a)(e)(f)
02/25/35	2.733%	820,547	774,859
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(f)(m) CMO IO Series 2006-CD2 Class X
01/15/46	15.910%	289,489,428	723,724
CMO IO Series 2007-CD4 Class XC
12/11/49	13.156%	96,647,870	811,543
Countrywide Home Loan Mortgage Pass Through Trust CMO Series 2003-29 Class A1 (f)
08/25/33	5.500%	752,737	776,731
Countrywide Home Loan Mortgage Pass-Through Trust (f) CMO Series 2003-40 Class A5
10/25/18	4.500%	1,758,352	1,812,903
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	1,240,726	1,292,055
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	1,626,906	1,695,748
Credit Suisse First Boston Mortgage Securities Corp. (f) CMO Series 2003-21 Class 1A4
09/25/33	5.250%	1,014,058	1,039,056
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	1,396,748	1,446,624
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	1,628,991	1,721,209
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	1,133,720	1,157,357
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	1,270,837	1,331,692
Credit Suisse Mortgage Capital Certificates (a)(e)(f) CMO Series 2010-11R Class A1
06/28/47	1.191%	395,606	390,814
CMO Series 2010-12R Class 14A1
12/26/37	4.432%	1,049,589	1,044,877
CMO Series 2010-12R Class 5A1
04/26/37	3.000%	732,208	731,974
CMO Series 2010-15R Class 7A1
10/26/37	5.326%	580,840	585,015
CMO Series 2010-15R Class 7A2
10/26/37	5.326%	250,000	234,085
CMO Series 2010-17R Class 1A1
06/26/36	2.611%	881,443	867,414
CMO Series 2010-17R Class 5A1
07/26/36	3.156%	1,329,900	1,325,169
CMO Series 2010-1R Class 5A1
01/27/36	5.000%	1,226,410	1,259,401
CMO Series 2011-1R Class A1
02/27/47	1.192%	2,437,400	2,411,355
CMO Series 2011-6R Class 3A1
07/28/36	3.156%	1,800,000	1,696,476
CMO Series 2011-7R Class A1
08/28/47	1.436%	4,872,468	4,809,831
Credit Suisse Mortgage Capital Certificates (a)(f) CMO Series 2010-1R Class 26A1
05/27/37	4.750%	1,990,259	2,005,872
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1 (a)(e)(f)
10/25/47	1.441%	1,018,104	1,016,418
Freedom Trust Series 2011-1 Class A13 (a)(e)(f)
11/25/37	0.172%	1,000,000	945,000
GMAC Mortgage Corp. Loan Trust (e)(f) CMO Series 2003-AR2 Class 2A4
12/19/33	3.254%	1,666,895	1,581,853
GMAC Mortgage Corp. Loan Trust (f) CMO Series 2004-J1 Class A20
04/25/34	5.500%	1,128,692	1,158,318
GS Mortgage Securities Corp. II CMO IO Series 2006-GG8 Class X (a)(f)(m)
11/10/39	12.520%	26,380,091	641,036
GSR Mortgage Loan Trust (e)(f) CMO Series 2005-5F Class 8A3
06/25/35	0.686%	521,812	509,317
GSR Mortgage Loan Trust (f) CMO Series 2003-7F Class 1A4
06/25/33	5.250%	1,513,935	1,493,668
Impac CMB Trust CMO Series 2005-4 Class 2A1 (e)(f)
05/25/35	0.486%	1,011,409	899,240
Impac Secured Assets CMN Owner Trust (e)(f) CMO Series 2006-1 Class 2A1
05/25/36	0.536%	1,239,299	1,148,467
CMO Series 2006-2 Class 2A1
08/25/36	0.536%	2,087,445	1,857,530
JP Morgan Mortgage Trust (e)(f) CMO Series 2007-A1 Class 5A5
07/25/35	2.967%	1,644,429	1,611,440
Series 2006-A2 Class 5A3
11/25/33	2.961%	2,726,436	2,743,558
JP Morgan Reremic (a)(e)(f) CMO Series 2009-6 Class 4A1
09/26/36	5.964%	1,130,946	1,170,424
CMO Series 2010-4 Class 7A1
08/26/35	4.287%	967,602	968,542
LB-UBS Commercial Mortgage Trust CMO IO Series 2006-C1 Class XCL (a)(f)(m)
02/15/41	11.730%	50,042,200	500,397
LVII Resecuritization Trust CMO Series 2009-2 Class A4 (a)(e)(f)
09/27/37	3.000%	1,500,000	1,477,500
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 (a)(f)
12/27/33	5.500%	1,156,240	1,225,198
MLCC Mortgage Investors, Inc. (e)(f) CMO Series 2003-A Class 2A1
03/25/28	0.966%	1,170,181	1,024,775
CMO Series 2003-E Class A1
10/25/28	0.806%	677,588	614,800
CMO Series 2004-1 Class 2A1
12/25/34	2.192%	1,449,673	1,415,271
CMO Series 2004-G Class A2
01/25/30	0.757%	1,305,847	1,182,047
Mastr Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7 (e)(f)
11/21/34	2.836%	2,000,000	1,908,094
Mastr Seasoned Securities Trust CMO Series 2004-2 Class A1 (f)
08/25/32	6.500%	1,232,339	1,280,047
Merrill Lynch Mortgage Investors, Inc. CMO Series 2004-A4 Class A2 (e)(f)
08/25/34	2.716%	1,713,643	1,669,311
Merrill Lynch/Countrywide Commercial Mortgage Trust CMO IO Series 2006-4 Class XC (a)(f)(m)
12/12/49	1.000%	28,750,992	384,119
Morgan Stanley Capital I (a)(f)(m) CMO IO Series 2006-IQ12 Class X1
12/15/43	7.400%	60,528,922	768,136
CMO IO Series 2007-HQ11 Class X
02/12/44	15.980%	96,623,671	855,709
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A (e)(f)
04/25/34	5.650%	1,393,768	1,410,016
Morgan Stanley Reremic Trust CMO Series 2009-IO Class A1 (f)(g)
07/17/56	3.000%	717,826	718,500
NCUA Guaranteed Notes (e)(f)(h) CMO Series 2010-R3 Class 1A
12/08/20	0.750%	1,431,445	1,439,605
NCUA Guaranteed Notes (f) CMO Series 2010-R3 Class 3A
12/08/20	2.400%	846,801	846,272

The accompanying Notes to Financial Statements are an integral part of this statement.

126  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Non-Agency (continued)
Nomura Asset Acceptance Corp. CMO Series 2004-R2 Class A1 (a)(e)(f)
08/25/34	6.500%	$390,339	$393,478
PennyMac Loan Trust Series 2010-NPL1 Class M1 (a)(e)(f)
05/25/50	5.000%	1,250,000	1,249,609
Prime Mortgage Trust CMO Series 2004-2 Class A2 (f)
11/25/19	4.750%	2,156,062	2,215,132
RBSSP Resecuritization Trust (a)(e)(f) CMO Series 2010-4 Class 2A1
11/26/35	5.749%	1,019,039	1,035,878
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	1,243,366	1,291,560
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	1,795,000	1,747,381
RBSSP Resecuritization Trust (a)(f) CMO Series 2009-1 Class 1A1
02/26/36	6.500%	1,002,576	1,060,309
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	602,131	633,124
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	978,582	990,509
Real Estate Asset Trust (a)(f) Series 2011-2A Class A1
05/25/49	5.750%	1,228,343	1,228,343
Series 2011-3A Class A1
06/25/31	5.440%	1,461,684	1,461,684
Residential Accredit Loans, Inc. (e)(f) CMO Series 2003-QS13 Class A5
07/25/33	0.836%	850,184	752,526
Residential Accredit Loans, Inc. (f) CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,537,015	1,544,398
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	1,199,912	1,212,092
Residential Asset Mortgage Products, Inc. CMO Series 2004-SL2 Class A3 (f)
10/25/31	7.000%	1,660,561	1,740,854
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (e)(f)
12/25/34	2.661%	913,751	808,417
Residential Funding Mortgage Securities I (f) CMO Series 2003-S4 Class A4
03/25/33	5.750%	1,789,957	1,883,350
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	882,876	905,780
Sequoia Mortgage Trust CMO Series 2004-12 Class A3 (e)(f)
01/20/35	0.715%	1,340,337	1,099,946
Station Place Securitization Trust CMO Series 2010-1 Class A (a)(e)(f)
12/20/40	1.186%	2,000,000	1,983,698
Structured Adjustable Rate Mortgage Loan Trust CMO Series 2004-4 Class 5A (e)(f)
04/25/34	5.476%	1,258,390	1,201,493
Structured Asset Mortgage Investments, Inc. CMO Series 2004-AR5 Class 1A1 (e)(f)
10/19/34	0.516%	1,268,316	1,125,325
Structured Asset Securities Corp. (e)(f) CMO Series 2003-34A Class 3A3
11/25/33	2.581%	913,876	854,868
CMO Series 2003-40A Class 3A2
01/25/34	2.519%	1,086,644	954,513
Series 2004-6XS Class A5A
03/25/34	5.530%	889,464	847,930
Structured Asset Securities Corp. (f) CMO Series 2003-30 Class 1A5
10/25/33	5.500%	1,928,819	1,995,731
CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	2,000,000	1,999,552
CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	1,150,857	1,171,586
Vendee Mortgage Trust CMO Series 1998-2 Class 1G (f)
06/15/28	6.750%	822,051	945,609
WaMu Mortgage Pass-Through Certificates (e)(f) CMO Series 2003-AR5 Class A7
06/25/33	2.576%	854,023	841,643
CMO Series 2003-AR6 Class A1
06/25/33	2.572%	926,555	925,173
CMO Series 2003-AR7 Class A7
08/25/33	2.656%	1,548,692	1,505,670
CMO Series 2004-AR3 Class A2
06/25/34	2.577%	776,259	754,316
CMO Series 2004-S1 Class 1A3
03/25/34	0.586%	347,803	337,339
WaMu Mortgage Pass-Through Certificates (f) CMO Series 2003-S8 Class A4
09/25/18	4.500%	455,389	463,362
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	2,500,000	2,605,620
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	797,193	824,813
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	768,330	795,063
Washington Mutual MSC Mortgage Pass-Through Certificates CMO Series 2003-MS2 Class 1A1 (f)
02/25/33	5.750%	1,165,356	1,212,516
Wells Fargo Mortgage-Backed Securities Trust (e)(f) CMO Series 2003-J Class 2A1
10/25/33	4.419%	863,114	873,723
CMO Series 2003-L Class 2A1
11/25/33	4.530%	900,723	891,993
CMO Series 2003N Class 2A2
12/25/33	4.737%	1,265,423	1,260,904
CMO Series 2004-EE Class 2A1
12/25/34	2.771%	281,364	278,602
CMO Series 2004-G Class A3
06/25/34	4.729%	550,000	557,409
CMO Series 2004-U Class A1
10/25/34	2.872%	1,331,799	1,293,550
CMO Series 2004-W Class A9
11/25/34	2.760%	1,887,390	1,775,656
CMO Series 2005-AR8 Class 2A1
06/25/35	2.808%	433,796	417,134
CMO Series 2005-AR9 Class 2A1
05/25/35	2.897%	866,757	833,952
Wells Fargo Mortgage-Backed Securities Trust (f) CMO Series 2004-4 Class A9
05/25/34	5.500%	1,490,404	1,533,491
CMO Series 2004-8 Class A1
08/25/19	5.000%	596,889	616,553
CMO Series 2005-1 Class 2A1
01/25/20	5.000%	766,489	800,419
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	943,757	989,845

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $192,963,664)			$192,154,830

Commercial Mortgage-Backed Securities — Agency 2.8%

Federal National Mortgage Association (f)
11/01/19	4.130%	$1,500,000	$1,544,037
04/01/20	4.350%	1,500,000	1,568,000
07/01/20	4.066%	2,500,000	2,581,079
07/01/20	3.950%	2,000,000	2,035,928
09/01/20	3.505%	2,471,258	2,439,938
01/01/18	3.520%	2,500,000	2,556,186
02/01/20	4.369%	2,469,086	2,592,582
01/01/20	4.530%	4,944,301	5,247,259
02/01/20	4.399%	8,000,000	8,410,867
04/01/20	4.368%	2,963,487	3,105,581
01/01/20	4.540%	1,474,018	1,559,980
10/01/17	2.690%	2,500,000	2,461,402
10/01/20	3.290%	1,500,000	1,458,481
10/01/17	2.490%	1,482,034	1,443,192
11/01/20	3.230%	2,500,000	2,419,372
03/01/18	3.800%	1,667,482	1,726,496
06/01/37	5.832%	1,285,159	1,362,487
11/01/18	2.970%	1,980,908	1,944,841
05/01/21	4.390%	1,500,000	1,558,403
04/01/21	4.380%	2,500,000	2,597,918
04/01/21	4.250%	2,500,000	2,548,529
04/01/21	4.250%	2,000,000	2,038,824

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $54,809,506)			$55,201,382

Commercial Mortgage-Backed Securities — Non-Agency 1.8%

Banc of America Merrill Lynch Commercial Mortgage, Inc. (e)(f) Series 2006-3 Class A4
07/10/44	5.889%	$500,000	$549,798
Banc of America Merrill Lynch Commercial Mortgage, Inc. (f) Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	1,019,060
Series 2006-5 Class A4
09/10/47	5.414%	400,000	427,467
CW Capital Cobalt Ltd. (f)(m) CMO IO Series 2006-C1 Class IO
08/15/48	2.090%	23,151,978	571,854
CW Capital Cobalt Ltd. (f) Series 2006-C1 Class A4
08/15/48	5.223%	1,200,000	1,271,384
Citigroup Commercial Mortgage Trust (e)(f) Series 2005-C3 Class AM
05/15/43	4.830%	1,230,000	1,235,174

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  127

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Citigroup Commercial Mortgage Trust (f) Series 2006-C5 Class A4
10/15/49	5.431%	$750,000	$814,027
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class AM (e)(f)
07/15/44	5.394%	875,000	886,531
Commercial Mortgage Asset Trust Series 1999-C1 Class D (e)(f)
01/17/32	7.350%	1,500,000	1,620,303
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class AM (f)
07/15/37	4.730%	1,000,000	1,007,344
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 (e)(f)
03/15/39	5.850%	1,300,000	1,416,414
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A (a)(f)
12/06/20	2.980%	2,314,529	2,355,995
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class AJ (e)(f)
06/10/48	4.826%	1,700,000	1,683,751
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class AM (f)
05/10/43	4.754%	350,000	352,288
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 (f)
08/01/38	5.396%	2,100,000	2,264,022
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4 (b)(e)(f)
07/10/38	6.078%	1,000,000	1,110,241
JP Morgan Chase Commercial Mortgage Securities Corp. (e)(f)
Series 2005-CB11 Class AJ
08/12/37	5.534%	1,000,000	994,074
JP Morgan Chase Commercial Mortgage Securities Corp. (f) Series 2006-CB16 Class A4
05/12/45	5.552%	1,000,000	1,089,017
JP Morgan Chase Commercial Mortgage Securities Corp. (f)(m)
CMO IO Series 2006-CB15 Class X1
06/12/43	6.050%	93,676,765	711,260
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ (e)(f)
01/12/44	5.506%	1,000,000	948,156
Morgan Stanley Capital I Series 2004-RR Class F4 (a)(e)(f)
04/28/39	6.000%	96,219	95,955
Morgan Stanley Reremic Trust (a)(f) Series 2010-HQ4B Class A7A
04/16/40	4.970%	2,500,000	2,638,659
Morgan Stanley Reremic Trust (d)(f)(g) Series 2011-IO Class A
02/23/51	2.500%	3,400,000	3,390,310
NCUA Guaranteed Notes CMO Series 2010-C1 Class APT (f)
10/29/20	2.650%	5,805,701	5,792,750
WF-RBS Commercial Mortgage Trust (a)(f)
03/15/44	4.375%	1,200,000	1,193,177

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $35,091,232)			$35,439,011

Asset-Backed Securities — Agency 0.1%

Federal National Mortgage Association Series 2003-W16 Class AF5 (e)
11/25/33	4.674%	$1,944,301	$2,028,297

Total Asset-Backed Securities — Agency
(Cost: $2,025,701)			$2,028,297

Asset-Backed Securities — Non-Agency 2.0%

AH Mortgage Advance Trust Series 2010-ADV1 Class A1 (a)
08/06/22	3.968%	$1,325,000	$1,344,875
Ally Auto Receivables Trust Series 2010-3 Class A3
10/15/14	1.110%	1,385,000	1,390,652
Series 2010-3 Class A4
08/17/15	1.550%	536,000	538,346
Series 2011-1 Class A2
10/15/13	0.810%	560,000	559,970
Series 2011-1 Class A3
01/15/15	1.380%	465,000	464,904
AmeriCredit Automobile Receivables Trust Series 2010-3 Class A3
04/08/15	1.140%	665,000	665,897
Series 2010-4 Class A2
05/08/14	0.960%	800,000	801,061
Series 2011-1 Class A2
06/09/14	0.840%	720,000	720,365
Series 2011-1 Class A3
09/08/15	1.390%	375,000	376,428
Series 2011-3 Class A2
11/10/14	0.840%	1,578,000	1,577,090
Arch Bay Asset-Backed Securities Series 2010-2 Class A (a)(e)
04/25/57	4.125%	618,500	606,242
Asset Backed Funding Certificates Series 2005-AG1 Class A4 (e)
06/25/35	5.010%	1,230,807	1,222,682
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A (e)
12/25/33	0.636%	1,502,314	1,338,356
CNH Equipment Trust Series 2010-C Class A3
05/15/15	1.170%	1,600,000	1,604,668
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-5 Class 1A4
02/25/30	4.396%	608,584	605,657
Chase Funding Mortgage Loan Asset-Backed Certificates (e) Series 2003-2 Class 2A2
02/25/33	0.746%	926,888	724,627
Series 2003-4 Class 1A5
05/25/33	5.416%	961,183	928,353
Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	661,603
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3
08/08/13	0.910%	1,400,000	1,398,379
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2 (a)(e)
01/25/43	5.150%	670,126	669,350
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3 (a)(e)
06/25/50	4.250%	800,000	766,996
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (a)(e)
04/26/37	0.324%	848,007	836,597
Ford Credit Auto Lease Trust Series 2011-A Class A2 (d)
09/15/13	0.740%	840,000	839,934
GE Capital Credit Card Master Note Trust Series 2009-2 Class A
07/15/15	3.690%	1,000,000	1,028,446
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	612,000	613,414
Hyundai Auto Receivables Trust Series 2011-A Class A3
03/15/16	1.160%	410,000	411,428
Series 2011-A Class A4
03/15/16	1.780%	520,000	525,351
LAI Vehicle Lease Securitization Trust Series 2010-A Class A (a)(g)
03/15/16	2.550%	1,166,765	1,166,309
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3 (a)(e)
07/25/34	0.536%	1,582,561	1,529,330
NCUA Guaranteed Notes CMO Series 2010-A1 Class A (e)
12/07/20	0.540%	434,231	435,439
Newcastle Investment Trust Series 2011-MH1 Class A (a)
12/10/33	2.450%	574,215	573,407
PennyMac Loan Trust Series 2010-NPL1 Class A (a)(e)
05/25/50	4.250%	299,512	298,693
Residential Asset Mortgage Products, Inc. (e) Series 2004-RS6 Class AI4
05/25/32	5.457%	745,923	751,140
Series 2005-EFC5 Class A3
10/25/35	0.526%	1,100,000	925,737
Series 2005-RZ4 Class A2
11/25/35	0.446%	617,269	584,163
Residential Asset Securities Corp. Series 2005-KS Class A3 (e)
10/25/35	0.556%	1,000,000	954,756
Santander Drive Auto Receivables Trust Series 2010-3 Class A3
06/16/14	1.200%	500,000	501,586
Santander Drive Auto Receivables Trust (a) Series 2010A Class A4
06/15/17	2.390%	800,000	818,449
Series 2011-S2A Class B
06/15/17	2.060%	425,771	425,146
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6 (e)
06/25/33	4.795%	93,214	94,626
Structured Asset Investment Loan Trust Series 2005-5 Class A9 (e)
06/25/35	0.456%	500,000	465,632
Structured Asset Securities Corp. CMO Series 2004-5H Class A4
12/25/33	5.540%	2,100,000	2,077,123

The accompanying Notes to Financial Statements are an integral part of this statement.

128  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Asset-Backed Securities — Non-Agency (continued)
Structured Asset Securities Corp. (e) Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	$1,067,357	$1,018,598
Series 2005-NC1 Class A11
02/25/35	4.690%	1,680,490	1,702,672
Westlake Automobile Receivables Trust (a) Series 2011-1A Class A2
07/15/13	1.080%	367,000	366,970
Series 2011-1A Class A3
06/16/14	1.490%	513,000	513,226

Total Asset-Backed Securities — Non-Agency
(Cost: $38,486,907)			$38,424,673

U.S. Treasury Obligations (20.5%)

U.S. Treasury
12/15/12	1.125%	$12,500,000	$12,641,112
02/28/14	1.875%	1,000,000	1,031,172
12/31/14	2.625%	5,000,000	5,270,313
01/31/15	2.250%	28,000,000	29,135,316
08/15/17	4.750%	3,745,000	4,307,334
05/15/19	3.125%	7,151,000	7,383,408
02/15/36	4.500%	1,200,000	1,240,126
U.S. Treasury (b)
02/15/13	1.375%	37,500,000	38,097,656
04/15/13	1.750%	8,000,000	8,188,160
12/31/13	1.500%	12,140,000	12,400,816
07/31/14	2.625%	23,000,000	24,245,243
09/30/14	2.375%	19,000,000	19,887,657
10/31/14	2.375%	25,000,000	26,146,475
05/15/15	4.125%	8,050,000	8,932,352
12/31/16	3.250%	57,450,000	61,287,488
01/31/17	3.125%	15,000,000	15,904,680
03/31/17	3.250%	5,000,000	5,325,000
08/15/17	8.875%	11,715,000	16,279,269
08/15/19	8.125%	15,417,000	21,577,772
02/15/20	8.500%	500,000	718,438
08/15/20	8.750%	28,500,000	41,770,312
08/15/27	6.375%	3,000,000	3,885,000
08/15/28	5.500%	14,700,000	17,449,356
08/15/29	6.125%	5,000,000	6,353,125
U.S. Treasury (b)(i) STRIPS
05/15/20	0.000%	9,636,000	7,237,060
08/15/20	0.000%	1,300,000	962,187
08/15/30	0.000%	1,800,000	755,500
U.S. Treasury (i) STRIPS
02/15/29	0.000%	165,000	75,047
08/15/29	0.000%	100,000	44,289
11/15/29	0.000%	400,000	174,768
02/15/30	0.000%	2,750,000	1,184,827
11/15/30	0.000%	2,500,000	1,036,283
11/15/32	0.000%	350,000	130,739
05/15/33	0.000%	2,025,000	736,985
08/15/33	0.000%	3,000,000	1,075,329
11/15/33	0.000%	1,900,000	672,896
02/15/34	0.000%	900,000	313,952
05/15/34	0.000%	400,000	138,012

Total U.S. Treasury Obligations
(Cost: $394,236,471)			$403,995,454

U.S. Government & Agency Obligations 14.2%

Federal Farm Credit Bank
11/15/18	5.125%	$8,000,000	$9,149,640
Federal Home Loan Banks
06/14/13	1.625%	12,100,000	12,361,650
Federal Home Loan Banks (b)
12/16/16	4.750%	10,000,000	11,340,050
Federal Home Loan Mortgage Corp.
04/23/14	2.500%	2,000,000	2,088,456
Federal Home Loan Mortgage Corp. (b)
04/18/16	5.250%	7,000,000	8,062,173
08/23/17	5.500%	34,000,000	39,867,652
11/17/17	5.125%	58,000,000	66,593,628
Federal National Mortgage Association
10/15/15	4.375%	20,000,000	22,163,220
Federal National Mortgage Association (b)
09/15/16	5.250%	10,000,000	11,533,030
05/11/17	5.000%	15,000,000	17,157,870
06/12/17	5.375%	36,000,000	41,899,500
Federal National Mortgage Association (i)
07/05/14	0.000%	3,000,000	2,880,438
06/01/17	0.000%	10,000,000	8,553,370
STRIPS
11/15/21	0.000%	1,750,000	1,138,132
Residual Funding Corp. STRIPS
07/15/20	3.480%	2,000,000	1,458,292
Tennessee Valley Authority
07/18/17	5.500%	11,000,000	12,849,793
U.S. Treasury (b)(i) STRIPS
02/15/14	0.000%	8,400,000	8,242,962
02/15/28	0.000%	4,600,000	2,206,813

Total U.S. Government & Agency Obligations
(Cost: $274,576,121)			$279,546,669

Foreign Government Obligations 0.1%

CANADA (0.1%)
Province of Ontario Canada Senior Unsecured (b)(c)
06/16/15	2.700%	$1,840,000	$1,909,186
Province of Quebec Canada (c)
01/30/26	6.350%	440,000	544,574

Total			2,453,760

Total Foreign Government Obligations
(Cost: $2,384,510)			$2,453,760

Issue	Coupon	Principal
description	rate	amount	Value

Municipal Bonds 0.1%

American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$1,265,000	$1,428,742
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	426,388
Port Authority of New York and New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	853,929

Total Municipal Bonds
(Cost: $2,573,284)			$2,709,059

	Shares	Value

Money Market Fund 1.0%

Columbia Short-Term Cash Fund, 0.166% (j)(k)	19,672,657	$19,672,657

Total Money Market Fund
(Cost: $19,672,657)		$19,672,657

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.4%

Asset-Backed Commercial Paper (2.3%)
Antalis US Funding Corp.
08/05/11	0.280%	$9,992,922	$9,992,922
08/23/11	0.275%	4,996,486	4,996,486
Rheingold Securitization
09/12/11	0.430%	9,988,772	9,988,772
Royal Park Investments Funding Corp.
09/16/11	0.410%	4,994,818	4,994,818
Scaldis Capital LLC
07/01/11	0.200%	14,999,917	14,999,917

Total			44,972,915

Certificates of Deposit (15.3%)
Barclays Bank PLC
08/19/11	0.330%	10,000,000	10,000,000
09/13/11	0.310%	10,000,000	10,000,000
Clydesdale Bank PLC
07/21/11	0.280%	9,992,927	9,992,927
07/25/11	0.270%	14,989,882	14,989,882
Commerzbank AG
07/20/11	0.220%	10,000,000	10,000,000
07/27/11	0.180%	10,000,000	10,000,000
Credit Industrial et Commercial
12/09/11	0.440%	10,000,000	10,000,000
DZ Bank AG
07/12/11	0.200%	7,000,000	7,000,000
07/27/11	0.150%	10,000,000	10,000,000
Den Danske Bank
07/13/11	0.210%	9,996,443	9,996,443
07/26/11	0.230%	9,996,104	9,996,104
Development Bank of Singapore Ltd.
07/18/11	0.180%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  129

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	$10,000,000	$10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/29/11	0.230%	5,000,000	5,000,000
08/12/11	0.300%	7,500,000	7,500,000
KBC Bank NV
07/05/11	0.300%	10,000,000	10,000,000
07/07/11	0.300%	5,000,000	5,000,000
07/14/11	0.280%	5,000,000	5,000,000
La Banque Postale
09/13/11	0.250%	10,000,000	10,000,000
Landesbank Hessen Thuringen
07/05/11	0.240%	9,997,801	9,997,801
Lloyds Bank PLC
10/03/11	0.260%	11,000,000	11,000,000
N.V. Bank Nederlandse Gemeenten
07/07/11	0.320%	2,500,000	2,500,000
08/05/11	0.260%	10,000,000	10,000,000
National Bank of Canada
11/18/11	0.186%	10,000,000	10,000,000
Natixis
09/07/11	0.544%	15,000,000	15,000,000
Overseas Chinese Banking Corp.
07/15/11	0.450%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	4,000,000	4,000,000
Societe Generale
09/23/11	0.410%	12,000,000	12,000,000
Swedbank AB
08/05/11	0.240%	15,000,000	15,000,000
Union Bank of Switzerland
12/09/11	0.239%	18,000,000	18,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	5,000,000	5,000,000
08/26/11	0.300%	10,000,000	10,000,000

Total			301,973,157

Commercial Paper (1.2%)
PB Capital Corp.
08/12/11	0.491%	2,996,407	2,996,407
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,833	4,998,833
07/11/11	0.200%	14,997,333	14,997,333

Total			22,992,573

Money Market Fund (2.0%)
JPMorgan Prime Money Market Fund, 0.010% (j)		40,000,000	40,000,000

Other Short-Term Obligations (1.2%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	10,000,000	10,000,000
08/08/11	0.300%	8,000,000	8,000,000
Natixis Financial Products LLC
07/01/11	0.370%	5,000,000	5,000,000

Total			23,000,000

Repurchase Agreements (1.4%)
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $5,000,014 (l)
	0.100%	5,000,000	5,000,000
Citibank NA dated 06/30/11, matures 07/01/11, repurchase price $5,000,011 (l)
	0.080%	5,000,000	5,000,000
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $10,000,011 (l)
	0.040%	10,000,000	10,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $8,569,977 (l)
	0.080%	8,569,958	8,569,958

Total			28,569,958

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $461,508,603)			$461,508,603

Total Investments
(Cost: $2,401,101,564)			$2,435,118,270
Other Assets & Liabilities, Net			(464,943,187)

Net Assets			$1,970,175,083

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $134,643,628 or 6.83% of net assets.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 2.05% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(f)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $10,111,247, which represents 0.51% of net assets.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $1,439,605, representing 0.07% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Acquisition
Security description	dates	Cost
NCUA Guaranteed Notes CMO Series 2010-R3 Class 1A 0.750% 12/08/20	12/03/10	$1,431,445

(i)	Zero coupon bond.

(j)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(k)	Investments in affiliates during the period ended June 30, 2011:

The accompanying Notes to Financial Statements are an integral part of this statement.

130  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Notes to Portfolio of Investments (continued)

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$30,414,213	$170,904,525	$(181,646,081)	$—	$19,672,657	$29,631	$19,672,657

(l)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)
Security description	Value
Fannie Mae Interest Strip	$53,170
Fannie Mae Pool	1,990,066
Fannie Mae Principal Strip	148,588
Fannie Mae REMICS	117,596
Federal Home Loan Banks	44,317
Federal National Mortgage Association	136,190
Freddie Mac Non Gold Pool	937,411
Freddie Mac REMICS	597,172
Ginnie Mae II Pool	344,833
Government National Mortgage Association	84,370
United States Treasury Note/Bond	646,287

Total Market Value of Collateral Securities	$5,100,000

Citibank NA (0.080%)
Security description	Value
Fannie Mae Pool	$3,706,467
Freddie Mac Gold Pool	1,393,533

Total Market Value of Collateral Securities	$5,100,000

Deutsche Bank AG (0.040%)
Security description	Value
Fannie Mae Pool	$9,494,439
Freddie Mac Non Gold Pool	705,561

Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$8,741,396

Total Market Value of Collateral Securities	$8,741,396

(m)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2011.

(n)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only security is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The rate disclosed represents yield based upon the estimated timing of future cash flows at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  131

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Abbreviation Legend

AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
IO	Interest Only
PO	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal Securities

The accompanying Notes to Financial Statements are an integral part of this statement.

132  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  133

Portfolio of Investments (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes
Airlines	$—	$130,000	$828,067	$958,067
All Other Industries	—	235,944,358	—	235,944,358
Residential Mortgage-Backed Securities — Agency	—	703,081,450	2,000,000	705,081,450
Residential Mortgage-Backed Securities — Non-Agency	—	176,179,809	15,975,021	192,154,830
Commercial Mortgage-Backed Securities — Agency	—	55,201,382	—	55,201,382
Commercial Mortgage-Backed Securities — Non-Agency	—	32,048,701	3,390,310	35,439,011
Asset-Backed Securities — Agency	—	2,028,297	—	2,028,297
Asset-Backed Securities — Non-Agency	—	36,822,926	1,601,747	38,424,673
U.S. Treasury Obligations	389,457,580	14,537,874	—	403,995,454
U.S. Government & Agency Obligations	—	279,546,669	—	279,546,669
Foreign Government Obligations	—	2,453,760	—	2,453,760
Municipal Bonds	—	2,709,059	—	2,709,059

Total Bonds	389,457,580	1,540,684,285	23,795,145	1,953,937,010

Other
Affiliated Money Market Fund(c)	19,672,657	—	—	19,672,657
Investments of Cash Collateral Received for Securities on Loan	40,000,000	421,508,603	—	461,508,603

Total Other	59,672,657	421,508,603	—	481,181,260

Total	$449,130,237	$1,962,192,888	$23,795,145	$2,435,118,270

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain Corporate Bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities management deemed comparable. Certain Corporate Bonds, Residential Mortgage-Backed Securities — Agency and Non-Agency, Commercial Mortgage-Backed Securities — Non Agency and Asset-Backed Securities — Non-Agency classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential	Residential	Commercial
		Mortgage-Backed	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Corporate	Securities –	Securities –	Securities –	Securities –
	Bonds & Notes	Agency	Non-Agency	Non-Agency	Non-Agency	Total
Balance as of December 31, 2010	$—	$690,645	$13,578,873	$3,197,303	$3,295,353	$20,762,174
Accrued discounts/premiums	(2,122)	—	7,547	—	—	5,425
Realized gain (loss)	—	—	36,819	—	423	37,242
Change in unrealized appreciation (depreciation)*	(22,947)	—	(21,008)	404	3,425	(40,126)
Sales	(14,964)	—	(574,350)	—	(347,679)	(936,993)
Purchases	868,100	2,000,000	11,329,131	3,389,906	—	17,587,137
Transfers into Level 3	—	—	1,498,125	—	500,525	1,998,650
Transfers out of Level 3	—	(690,645)	(9,880,116)	(3,197,303)	(1,850,300)	(15,618,364)

Balance as of June 30, 2011	$828,067	$2,000,000	$15,975,021	$3,390,310	$1,601,747	$23,795,145

The accompanying Notes to Financial Statements are an integral part of this statement.

134  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

Fair Value Measurements (continued)

Financial assets were transferred from Level 2 to Level 3 due to utilizing single market quotations from broker dealers. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 due to the pricing vendors providing coverage and management’s determination that there was sufficient, reliable and observable market data to value these as of period end.

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $(40,126), which is comprised of Corporate Bonds & Notes of $(22,947), Residential Mortgage-Backed Securities — Non-Agency of $(21,008), Commercial Mortgage-Backed Securities — Non-Agency of $404 and Asset-Backed Securities — Non-Agency of $3,425.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  135

Portfolio of Investments
Variable Portfolio – Jennison Mid Cap Growth Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%

CONSUMER DISCRETIONARY (16.8%)

Hotels, Restaurants & Leisure (4.8%)
Darden Restaurants, Inc.	249,631	$12,421,638
Tim Hortons, Inc. (a)	345,686	16,872,934
Yum! Brands, Inc.	288,084	15,913,760

Total		45,208,332

Internet & Catalog Retail (—%)
HomeAway, Inc.(b)	4,100	158,670

Multiline Retail (2.9%)
Dollar Tree, Inc. (b)	267,792	17,840,303
Nordstrom, Inc.	196,866	9,240,890

Total		27,081,193

Specialty Retail (7.2%)
Bed Bath & Beyond, Inc. (b)	227,079	13,254,601
Guess?, Inc. (c)	271,869	11,434,810
O’Reilly Automotive, Inc. (b)	145,187	9,511,200
Ross Stores, Inc.	192,896	15,454,828
TJX Companies, Inc.	249,975	13,131,187
Williams-Sonoma, Inc.	148,087	5,403,695

Total		68,190,321

Textiles, Apparel & Luxury Goods (1.9%)
Deckers Outdoor Corp. (b)(c)	56,916	5,016,576
Phillips-Van Heusen Corp.	194,787	12,752,705

Total		17,769,281

TOTAL CONSUMER DISCRECTIONARY		158,407,797

CONSUMER STAPLES (6.6%)

Beverages (0.6%)
Hansen Natural Corp. (b)	71,530	5,790,353

Food & Staples Retailing (0.7%)
Whole Foods Market, Inc.	99,302	6,300,712

Food Products (3.5%)
Bunge Ltd. (a)(c)	141,469	9,754,288
JM Smucker Co. (The)	128,083	9,790,664
Mead Johnson Nutrition Co.	112,316	7,586,946
Ralcorp Holdings, Inc. (b)	75,116	6,503,543

Total		33,635,441

Household Products (1.8%)
Church & Dwight Co., Inc.	418,418	16,962,666

TOTAL CONSUMER STAPLES		62,689,172

ENERGY (7.9%)

Energy Equipment & Services (1.6%)
Cameron International Corp. (b)	209,549	10,538,219
Nabors Industries Ltd. (a)(b)	206,090	5,078,058

Total		15,616,277

Oil, Gas & Consumable Fuels (6.3%)
Cimarex Energy Co.	107,659	9,680,697
Cobalt International Energy, Inc. (b)(c)	325,538	4,437,083
Concho Resources, Inc. (b)	52,370	4,810,184
Denbury Resources, Inc. (b)(c)	502,565	10,051,300
Forest Oil Corp. (b)	150,695	4,025,063
Noble Energy, Inc.	107,860	9,667,492
Southwestern Energy Co. (b)	388,112	16,642,243

Total		59,314,062

TOTAL ENERGY		74,930,339

FINANCIALS (4.7%)

Capital Markets (2.0%)
Eaton Vance Corp. (c)	450,441	13,616,832
TD Ameritrade Holding Corp.	297,457	5,803,386

Total		19,420,218

Insurance (1.3%)
WR Berkley Corp. (c)	370,543	12,020,415

Real Estate Investment Trusts (REITs) (1.4%)
Annaly Capital Management, Inc. (c)	727,552	13,125,038

TOTAL FINANCIALS		44,565,671

HEALTH CARE (16.6%)

Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc. (b)(c)	158,940	7,474,948
BioMarin Pharmaceutical, Inc. (b)(c)	184,885	5,030,721
United Therapeutics Corp. (b)(c)	102,636	5,655,244

Total		18,160,913

Health Care Equipment & Supplies (2.1%)
CR Bard, Inc. (c)	101,449	11,145,187
IDEXX Laboratories, Inc. (b)	36,697	2,846,219
Neogen Corp. (b)(c)	118,678	5,365,433

Total		19,356,839

Health Care Providers & Services (6.5%)
DaVita, Inc. (b)	205,431	17,792,379
Henry Schein, Inc. (b)(c)	195,376	13,986,968
Laboratory Corp. of America Holdings (b)	124,298	12,030,804
Quest Diagnostics, Inc.	75,693	4,473,456
Universal Health Services, Inc., Class B	251,272	12,948,046

Total		61,231,653

Life Sciences Tools & Services (3.3%)
Agilent Technologies, Inc. (b)	233,357	11,926,876
Thermo Fisher Scientific, Inc. (b)	72,004	4,636,338
Waters Corp. (b)	152,273	14,578,617

Total		31,141,831

Pharmaceuticals (2.8%)
Perrigo Co.	161,657	14,204,800
Valeant Pharmaceuticals International, Inc. (a)(c)	240,075	12,474,297

Total		26,679,097

TOTAL HEALTH CARE		156,570,333

INDUSTRIALS (11.7%)

Aerospace & Defense (1.2%)
ITT Corp.	192,392	11,337,660

Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc.	150,934	7,726,311

Building Products (0.5%)
Owens Corning (b)	129,765	4,846,723

Commercial Services & Supplies (1.0%)
Iron Mountain, Inc. (c)	281,269	9,588,460

Electrical Equipment (3.3%)
AMETEK, Inc.	335,008	15,041,859
Roper Industries, Inc.	194,379	16,191,771

Total		31,233,630

Machinery (1.2%)
IDEX Corp.	247,922	11,367,224

Professional Services (1.9%)
IHS, Inc., Class A (b)	68,582	5,721,110
Robert Half International, Inc. (c)	443,656	11,992,022

Total		17,713,132

Road & Rail (0.7%)
JB Hunt Transport Services, Inc.	129,152	6,081,768

Trading Companies & Distributors (1.1%)
Fastenal Co. (c)	298,434	10,740,640

TOTAL INDUSTRIALS		110,635,548

INFORMATION TECHNOLOGY (23.2%)

Communications Equipment (3.4%)
Ciena Corp. (b)(c)	187,858	3,452,830
F5 Networks, Inc. (b)	67,038	7,390,939
Finisar Corp. (b)(c)	242,690	4,375,701
Juniper Networks, Inc. (b)	363,862	11,461,653
Riverbed Technology, Inc. (b)(c)	143,744	5,690,825

Total		32,371,948

Computers & Peripherals (1.2%)
NetApp, Inc. (b)	207,710	10,962,934

Electronic Equipment, Instruments & Components (2.9%)
Amphenol Corp., Class A	211,892	11,440,049
Anixter International, Inc.	98,405	6,429,783
FLIR Systems, Inc. (c)	291,855	9,838,432

Total		27,708,264

Internet Software & Services (1.5%)
VeriSign, Inc.	426,527	14,271,593

IT Services (3.0%)
Alliance Data Systems Corp. (b)(c)	171,058	16,091,426
Gartner, Inc. (b)(c)	118,593	4,778,112
Teradata Corp. (b)	119,998	7,223,880

Total		28,093,418

Semiconductors & Semiconductor Equipment (5.2%)
Altera Corp.	247,750	11,483,212
Atmel Corp. (b)	513,574	7,225,986
Broadcom Corp., Class A(b)	282,579	9,505,958
Maxim Integrated Products, Inc.	351,960	8,996,098
Xilinx, Inc. (c)	332,112	12,112,125

Total		49,323,379

The accompanying Notes to Financial Statements are an integral part of this statement.

136  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Jennison Mid Cap Growth Fund

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
Software (6.0%)
Ariba, Inc. (b)(c)	233,436	$8,046,539
Check Point Software Technologies Ltd. (a)(b)(c)	331,804	18,863,057
Intuit, Inc. (b)	172,862	8,964,623
Red Hat, Inc. (b)	214,838	9,861,064
Salesforce.com, Inc. (b)	42,452	6,324,499
SuccessFactors, Inc. (b)(c)	144,099	4,236,511

Total		56,296,293

TOTAL INFORMATION TECHNOLOGY		219,027,829

MATERIALS (5.3%)

Chemicals (3.1%)
Albemarle Corp.	82,456	5,705,955
Ecolab, Inc. (c)	270,037	15,224,686
FMC Corp.	95,756	8,236,931

Total		29,167,572

Metals & Mining (2.2%)
Agnico-Eagle Mines Ltd. (a)	133,848	8,449,824
Reliance Steel & Aluminum Co. (c)	146,124	7,255,057
Silver Wheaton Corp. (a)	143,641	4,740,153

Total		20,445,034

TOTAL MATERIALS		49,612,606

TELECOMMUNICATION SERVICES (6.0%)

Wireless Telecommunication Services (6.0%)
American Tower Corp., Class A (b)	314,152	16,430,150
Crown Castle International Corp. (b)	455,361	18,574,175
NII Holdings, Inc. (b)	511,792	21,689,745

Total		56,694,070

TOTAL TELECOMMUNICATION SERVICES		56,694,070

Total Common Stocks
(Cost: $758,941,355)		$933,133,365

	Shares	Value

Money Market Fund 1.5%

Columbia Short-Term Cash Fund, 0.166% (d)(e)	13,867,540	$13,867,540

Total Money Market Fund
(Cost: $13,867,540)		$13,867,540

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 13.6%

Asset-Backed Commercial Paper (1.8%)
Antalis US Funding Corp.
08/05/11	0.280%	$4,996,461	$4,996,461
Cancara Asset Securitisation LLC
07/13/11	0.150%	1,999,750	1,999,750
Royal Park Investments Funding Corp.
09/16/11	0.410%	4,994,818	4,994,818
Scaldis Capital LLC
07/01/11	0.200%	4,999,972	4,999,972

Total			16,991,001

Certificates of Deposit (4.4%)
Commerzbank AG
07/20/11	0.220%	4,000,000	4,000,000
DZ Bank AG
07/12/11	0.200%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/25/11	0.240%	4,000,000	4,000,000
KBC Bank NV
07/05/11	0.300%	5,000,000	5,000,000
Lloyds Bank PLC
10/03/11	0.260%	3,500,000	3,500,000
National Australia Bank
11/18/11	0.211%	2,999,987	2,999,987
National Bank of Canada
11/18/11	0.186%	3,000,000	3,000,000
Nationwide Building Society
08/23/11	0.250%	4,996,808	4,996,808
Societe Generale
09/23/11	0.411%	5,000,000	5,000,000
Union Bank of Switzerland
12/09/11	0.239%	4,000,000	4,000,000

Total			41,496,795

Commercial Paper (1.3%)
Danske Corp.
07/11/11	0.240%	4,998,433	4,998,433
08/02/11	0.220%	1,999,303	1,999,303
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,834	4,998,834

Total			11,996,570

Money Market Fund (3.2%)
JPMorgan Prime Money Market Fund, 0.010%(e)		30,000,000	30,000,000

Other Short-Term Obligations (0.4%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	4,000,000	4,000,000

Repurchase Agreements (2.5%)
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $5,000,014 (f)
	0.100%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004 (f)
	0.030%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,008 (f)
	0.030%	10,000,000	10,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $3,492,614 (f)
	0.080%	3,492,606	3,492,606

Total			23,492,606

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $127,976,972)			$127,976,972

Total Investments
(Cost: $900,785,867)			$1,074,977,877
Other Assets & Liabilities, Net			(131,565,355)

Net Assets			$943,412,522

Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 8.08% of net assets.

(b)	Non-income producing.

(c)	At June 30, 2011, security was partially or fully on loan.

(d)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$13,678,787	$114,481,661	$(114,292,908)	$—	$13,867,540	$14,882	$13,867,540

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  137

Portfolio of Investments (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)
Security description	Value
Fannie Mae Interest Strip	$53,170
Fannie Mae Pool	1,990,066
Fannie Mae Principal Strip	148,588
Fannie Mae REMICS	117,596
Federal Home Loan Banks	44,317
Federal National Mortgage Association	136,190
Freddie Mac Non Gold Pool	937,411
Freddie Mac REMICS	597,172
Ginnie Mae II Pool	344,833
Government National Mortgage Association	84,370
United States Treasury Note/Bond	646,287

Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.030%)
Security description	Value
Fannie Mae REMICS	$1,746,884
Fannie Mae-Aces	86,912
Freddie Mac REMICS	2,490,181
Government National Mortgage Association	776,023

Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.030%)
Security description	Value
Fannie Mae Interest Strip	$231,890
Fannie Mae REMICS	5,668,065
Federal Farm Credit Bank	734,690
Freddie Mac REMICS	1,673,355
Government National Mortgage Association	1,892,008

Total Market Value of Collateral Securities	$10,200,008

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$3,562,474

Total Market Value of Collateral Securities	$3,562,474

The accompanying Notes to Financial Statements are an integral part of this statement.

138  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Jennison Mid Cap Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$158,407,797	$—	$—	$158,407,797
Consumer Staples	62,689,172	—	—	62,689,172
Energy	74,930,339	—	—	74,930,339
Financials	44,565,671	—	—	44,565,671
Health Care	156,570,333	—	—	156,570,333
Industrials	110,635,548	—	—	110,635,548
Information Technology	219,027,829	—	—	219,027,829
Materials	49,612,606	—	—	49,612,606
Telecommunication Services	56,694,070	—	—	56,694,070

Total Equity Securities	933,133,365	—	—	933,133,365

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  139

Portfolio of Investments (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Other
Affiliated Money Market Fund(c)	$13,867,540	$—	$—	$13,867,540
Investments of Cash Collateral Received for Securities on Loan	30,000,000	97,976,972	—	127,976,972

Total Other	43,867,540	97,976,972	—	141,844,512

Total	$977,000,905	$97,976,972	$—	$1,074,977,877

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

140  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Variable Portfolio – MFS Value Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%

CONSUMER DISCRETIONARY (9.9%)

Auto Components (0.8%)
Johnson Controls, Inc.	350,035	$14,582,458

Automobiles (0.3%)
General Motors Co. (a)(b)	146,040	4,433,774

Hotels, Restaurants & Leisure (0.8%)
McDonald’s Corp. (a)	155,569	13,117,578

Household Durables (1.2%)
Pulte Group, Inc. (a)(b)	433,684	3,322,020
Stanley Black & Decker, Inc.	237,043	17,078,948

Total		20,400,968

Leisure Equipment & Products (0.6%)
Hasbro, Inc. (a)	251,951	11,068,207

Media (3.8%)
Comcast Corp.	292,110	7,077,825
Omnicom Group, Inc. (a)	388,665	18,718,107
Viacom, Inc., Class B (a)	326,720	16,662,720
Walt Disney Co. (The)	619,798	24,196,914

Total		66,655,566

Multiline Retail (1.6%)
Kohl’s Corp.	117,040	5,853,171
Target Corp.	457,220	21,448,190

Total		27,301,361

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	155,572	9,099,406
Staples, Inc. (a)	327,985	5,182,163

Total		14,281,569

TOTAL CONSUMER DISCRECTIONARY		171,841,481

CONSUMER STAPLES (12.4%)

Beverages (2.6%)
Diageo PLC (c)	1,270,043	25,948,281
PepsiCo, Inc.	267,950	18,871,718

Total		44,819,999

Food & Staples Retailing (0.6%)
CVS Caremark Corp.	292,738	11,001,094

Food Products (3.9%)
General Mills, Inc.	671,270	24,984,669
JM Smucker Co. (The)	97,727	7,470,252
Kellogg Co. (a)	227,549	12,588,011
Nestlé SA (c)	360,255	22,388,729

Total		67,431,661

Household Products (0.5%)
Procter & Gamble Co. (The)	129,191	8,212,672

Personal Products (0.2%)
Avon Products, Inc.	136,390	3,818,920

Tobacco (4.6%)
Altria Group, Inc.	424,184	11,202,700
Philip Morris International, Inc.	878,181	58,636,145
Reynolds American, Inc.	262,340	9,719,697

Total		79,558,542

TOTAL CONSUMER STAPLES		214,842,888

ENERGY (8.8%)

Energy Equipment & Services (0.6%)
Transocean Ltd. (c)	158,310	10,220,494

Oil, Gas & Consumable Fuels (8.2%)
Apache Corp.	210,785	26,008,761
Chevron Corp.	381,506	39,234,077
EOG Resources, Inc.	127,911	13,373,095
Exxon Mobil Corp.	368,455	29,984,868
Hess Corp.	147,495	11,026,726
Occidental Petroleum Corp.	213,375	22,199,535

Total		141,827,062

TOTAL ENERGY		152,047,556

FINANCIALS (20.8%)

Capital Markets (6.2%)
Bank of New York Mellon Corp. (The)	1,320,386	33,828,289
BlackRock, Inc.	45,119	8,654,275
Goldman Sachs Group, Inc. (The)	374,381	49,826,367
State Street Corp.	347,916	15,687,533

Total		107,996,464

Commercial Banks (2.8%)
PNC Financial Services Group, Inc.	219,003	13,054,769
SunTrust Banks, Inc.	114,520	2,954,616
Wells Fargo & Co.	1,133,032	31,792,878

Total		47,802,263

Diversified Financial Services (4.1%)
Bank of America Corp.	2,110,032	23,125,951
JPMorgan Chase & Co.	1,159,223	47,458,589

Total		70,584,540

Insurance (7.7%)
ACE Ltd. (c)	211,357	13,911,518
AON Corp.	359,695	18,452,353
Chubb Corp.	191,929	12,016,675
MetLife, Inc.	951,010	41,720,809
Prudential Financial, Inc.	418,636	26,621,063
Travelers Companies, Inc. (The)	352,718	20,591,677

Total		133,314,095

TOTAL FINANCIALS		359,697,362

HEALTH CARE (12.7%)

Health Care Equipment & Supplies (3.1%)
Becton Dickinson and Co.	200,463	17,273,897
Medtronic, Inc. (a)	604,705	23,299,284
St. Jude Medical, Inc.	265,898	12,678,016

Total		53,251,197

Health Care Providers & Services (0.6%)
Quest Diagnostics, Inc. (a)	165,280	9,768,048

Life Sciences Tools & Services (0.5%)
Thermo Fisher Scientific, Inc. (a)(b)	142,942	9,204,036

Pharmaceuticals (8.5%)
Abbott Laboratories	649,828	34,193,949
GlaxoSmithKline PLC (c)	344,735	7,380,792
Johnson & Johnson	710,009	47,229,799
Merck & Co., Inc.	172,523	6,088,337
Pfizer, Inc.	2,087,163	42,995,558
Roche Holding AG (c)	53,370	8,931,500

Total		146,819,935

TOTAL HEALTH CARE		219,043,216

INDUSTRIALS (13.5%)

Aerospace & Defense (8.7%)
Honeywell International, Inc.	460,155	27,420,636
Huntington Ingalls Industries, Inc. (a)(b)	53,060	1,830,570
Lockheed Martin Corp.	757,601	61,342,953
Northrop Grumman Corp. (a)	307,260	21,308,481
United Technologies Corp.	448,456	39,692,841

Total		151,595,481

Construction & Engineering (0.2%)
Fluor Corp.	47,550	3,074,583

Industrial Conglomerates (1.8%)
3M Co.	237,795	22,554,856
Tyco International Ltd. (c)	161,020	7,959,218

Total		30,514,074

Machinery (1.7%)
Danaher Corp.	342,598	18,154,268
Eaton Corp.	227,238	11,691,395

Total		29,845,663

Professional Services (0.5%)
Dun & Bradstreet Corp.	121,448	9,174,182

Road & Rail (0.6%)
Canadian National Railway Co. (c)	122,936	9,822,587

TOTAL INDUSTRIALS		234,026,570

INFORMATION TECHNOLOGY (10.3%)

Communications Equipment (0.6%)
Cisco Systems, Inc.	703,066	10,974,860

Computers & Peripherals (0.5%)
Hewlett-Packard Co.	253,037	9,210,547

IT Services (6.2%)
Accenture PLC, Class A (c)	616,394	37,242,525
IBM Corp.	239,602	41,103,723
Mastercard, Inc., Class A	59,137	17,820,344
Western Union Co. (The)	520,624	10,428,099

Total		106,594,691

Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	779,905	17,282,695

Software (2.0%)
Oracle Corp.	1,067,087	35,117,833

TOTAL INFORMATION TECHNOLOGY		179,180,626

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  141

Portfolio of Investments (continued)

Variable Portfolio – MFS Value Fund

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (3.2%)

Chemicals (3.2%)
Air Products & Chemicals, Inc.	197,525	$18,879,440
PPG Industries, Inc.	229,812	20,864,631
Sherwin-Williams Co. (The) (a)	180,790	15,162,857

Total		54,906,928

TOTAL MATERIALS		54,906,928

TELECOMMUNICATION SERVICES (4.2%)

Diversified Telecommunication Services (3.0%)
AT&T, Inc.	1,619,215	50,859,543

Wireless Telecommunication Services (1.2%)
Vodafone Group PLC (c)	8,036,519	21,320,756

TOTAL TELECOMMUNICATION SERVICES		72,180,299

UTILITIES (2.1%)

Electric Utilities (0.3%)
PPL Corp. (a)	205,606	5,722,015

Multi-Utilities (1.8%)
Dominion Resources, Inc.	88,095	4,252,345
PG&E Corp.	397,593	16,710,834
Public Service Enterprise Group, Inc.	289,048	9,434,527

Total		30,397,706

TOTAL UTILITIES		36,119,721

Total Common Stocks
(Cost: $1,476,407,671)		$1,693,886,647

Convertible Preferred Stocks 0.2%

UTILITIES (0.2%)

Electric Utilities (0.2%)
PPL Corp., 9.500%	48,000	$2,694,835

TOTAL UTILITIES		2,694,835

Total Convertible Preferred Stocks
(Cost: $2,469,600)		$2,694,835

		Shares	Value

Money Market Fund 1.8%

Columbia Short-Term Cash Fund, 0.166% (d)(e)		$31,317,980	$31,317,980

Total Money Market Fund
(Cost: $31,317,980)			$31,317,980

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.0%

Asset-Backed Commercial Paper (0.6%)
Antalis US Funding Corp.
08/09/11	0.230%	$4,998,083	$4,998,083
Cancara Asset Securitisation LLC
07/13/11	0.150%	4,999,375	4,999,375

Total			9,997,458

Certificates of Deposit (2.5%)
Barclays Bank PLC
09/15/11	0.310%	4,000,000	4,000,000
Commerzbank AG
07/20/11	0.220%	6,000,000	6,000,000
Credit Industrial et Commercial
09/14/11	0.270%	4,000,000	4,000,000
DZ Bank AG
07/12/11	0.200%	3,000,000	3,000,000
Den Danske Bank
07/13/11	0.210%	4,998,221	4,998,221
Development Bank of Singapore Ltd.
07/18/11	0.180%	2,000,000	2,000,000
KBC Bank NV
07/05/11	0.300%	3,000,000	3,000,000
07/14/11	0.280%	3,000,000	3,000,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
Lloyds Bank PLC
10/03/11	0.260%	3,000,000	3,000,000
Societe Generale
09/23/11	0.410%	4,000,000	4,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	2,000,000	2,000,000

Total			43,998,221

Commercial Paper (0.2%)
PB Capital Corp.
08/12/11	0.491%	2,996,407	2,996,407

Repurchase Agreements (0.7%)
Citibank NA dated 06/30/11, matures 07/01/11, repurchase price $5,000,011 (f)
	0.080%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $7,130,030 (f)
	0.080%	7,130,014	7,130,014

Total			12,130,014

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $69,122,100)			$69,122,100

Total Investments
(Cost: $1,579,317,351)			$1,797,021,562
Other Assets & Liabilities, Net			(67,219,132)

Net Assets			$1,729,802,430

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 9.55% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales Cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	Cost	income	Value
Columbia Short-Term Cash Fund	$18,185,654	$139,796,024	$(126,663,698)	$—	$31,317,980	$23,016	$31,317,980

The accompanying Notes to Financial Statements are an integral part of this statement.

142  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – MFS Value Fund

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)
Security description	Value
Fannie Mae Pool	$3,706,467
Freddie Mac Gold Pool	1,393,533

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$7,272,646

Total Market Value of Collateral Securities	$7,272,646

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  143

Portfolio of Investments (continued)

Variable Portfolio – MFS Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

144  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – MFS Value Fund

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$171,841,481	$—	$—	$171,841,481
Consumer Staples	166,505,878	48,337,010	—	214,842,888
Energy	152,047,556	—	—	152,047,556
Financials	359,697,362	—	—	359,697,362
Health Care	202,730,924	16,312,292	—	219,043,216
Industrials	234,026,570	—	—	234,026,570
Information Technology	179,180,626	—	—	179,180,626
Materials	54,906,928	—	—	54,906,928
Telecommunication Services	50,859,543	21,320,756	—	72,180,299
Utilities	36,119,721	—	—	36,119,721
Convertible Preferred Stocks
Utilities	—	2,694,835	—	2,694,835

Total Equity Securities	1,607,916,589	88,664,893	—	1,696,581,482

Other
Affiliated Money Market Fund(c)	31,317,980	—	—	31,317,980
Investments of Cash Collateral Received for Securities on Loan	—	69,122,100	—	69,122,100

Total Other	31,317,980	69,122,100	—	100,440,080

Total	$1,639,234,569	$157,786,993	$—	$1,797,021,562

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  145

Portfolio of Investments

Variable Portfolio – Marsico Growth Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%

CONSUMER DISCRETIONARY (32.6%)

Distributors (0.5%)
Li & Fung Ltd. (a)	4,720,000	$9,433,814

Diversified Consumer Services (0.4%)
Sotheby’s (b)	171,062	7,441,197

Hotels, Restaurants & Leisure (9.7%)
McDonald’s Corp.	512,280	43,195,450
Starbucks Corp. (b)	1,046,205	41,314,635
Starwood Hotels & Resorts Worldwide, Inc. (b)	787,583	44,136,151
Wynn Resorts Ltd.	117,596	16,879,730
Yum! Brands, Inc.	451,383	24,934,397

Total		170,460,363

Internet & Catalog Retail (6.1%)
Amazon.com, Inc. (b)(c)	223,379	45,678,772
priceline.com, Inc. (b)(c)	119,936	61,398,836

Total		107,077,608

Media (3.4%)
Time Warner, Inc. (b)	1,643,066	59,758,311

Specialty Retail (5.9%)
O’Reilly Automotive, Inc.(c)	95,998	6,288,829
Tiffany & Co. (b)	472,405	37,093,241
TJX Companies, Inc. (b)	1,157,018	60,778,155

Total		104,160,225

Textiles, Apparel & Luxury Goods (6.6%)
Cie Financiere Richemont SA, ADR (a)	6,013,324	39,507,539
Coach, Inc.	433,313	27,701,700
Nike, Inc., Class B	544,931	49,032,891

Total		116,242,130

TOTAL CONSUMER DISCRECTIONARY		574,573,648

CONSUMER STAPLES (3.5%)

Food Products (2.2%)
Green Mountain Coffee Roasters, Inc. (b)(c)	222,220	19,835,357
Mead Johnson Nutrition Co.	272,935	18,436,759

Total		38,272,116

Personal Products (1.3%)
Estee Lauder Companies, Inc. (The), Class A	219,934	23,134,858

TOTAL CONSUMER STAPLES		61,406,974

ENERGY (7.4%)

Energy Equipment & Services (2.1%)
Halliburton Co.	716,129	36,522,579

Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	159,871	12,271,698
Continental Resources, Inc. (b)(c)	258,429	16,774,626
EOG Resources, Inc. (b)	206,841	21,625,227
Occidental Petroleum Corp.	421,211	43,822,792

Total		94,494,343

TOTAL ENERGY		131,016,922

FINANCIALS (4.0%)

Commercial Banks (4.0%)
PNC Financial Services Group, Inc. (b)	592,890	35,342,173
U.S. Bancorp	1,367,177	34,876,685

Total		70,218,858

TOTAL FINANCIALS		70,218,858

HEALTH CARE (4.3%)

Biotechnology (1.9%)
Biogen Idec, Inc. (c)	318,070	34,008,044

Life Sciences Tools & Services (2.4%)
Agilent Technologies, Inc. (c)	820,724	41,947,204

TOTAL HEALTH CARE		75,955,248

INDUSTRIALS (14.5%)

Aerospace & Defense (3.3%)
General Dynamics Corp.	193,937	14,452,185
Precision Castparts Corp. (b)	269,781	44,419,442

Total		58,871,627

Electrical Equipment (2.5%)
Rockwell Automation, Inc.	506,746	43,965,283

Machinery (5.7%)
Cummins, Inc.	258,273	26,728,673
Danaher Corp.	698,121	36,993,432
Eaton Corp.	716,850	36,881,932

Total		100,604,037

Road & Rail (3.0%)
Union Pacific Corp. (b)	497,487	51,937,642

TOTAL INDUSTRIALS		255,378,589

INFORMATION TECHNOLOGY (15.3%)

Communications Equipment (1.5%)
Acme Packet, Inc. (c)	247,921	17,386,699
F5 Networks, Inc. (c)	83,711	9,229,138

Total		26,615,837

Computers & Peripherals (3.8%)
Apple, Inc. (c)	200,822	67,409,921

Internet Software & Services (4.2%)
Baidu, Inc., ADR (a)(c)	431,794	60,507,293
Youku.com, Inc., ADR (a)(b)(c)	397,033	13,638,084

Total		74,145,377

IT Services (0.6%)
Visa, Inc., Class A	128,562	10,832,634

Software (5.2%)
Oracle Corp.	2,120,111	69,772,853
Salesforce.com, Inc. (b)(c)	149,768	22,312,437

Total		92,085,290

TOTAL INFORMATION TECHNOLOGY		271,089,059

MATERIALS (14.1%)

Chemicals (13.1%)
Dow Chemical Co. (The) (b)	1,709,344	61,536,384
Monsanto Co. (b)	737,686	53,511,743
PPG Industries, Inc.	535,452	48,613,687
Praxair, Inc. (b)	632,875	68,597,321

Total		232,259,135

Metals & Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc.	326,940	17,295,126

TOTAL MATERIALS		249,554,261

Total Common Stocks
(Cost: $1,390,643,694)		$1,689,193,559

Preferred Stocks 0.4%

FINANCIALS (0.4%)

Commercial Banks (0.4%)
Wells Fargo & Co., 8.000% (b)	237,875	$6,800,846

TOTAL FINANCIALS		6,800,846

Total Preferred Stocks
(Cost: $6,463,064)		$6,800,846

	Shares	Value

Money Market Fund 11.8%

Columbia Short-Term Cash Fund, 0.166% (d)(e)	207,828,404	$207,828,404

Total Money Market Fund
(Cost: $207,828,404)		$207,828,404

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.8%

Asset-Backed Commercial Paper (2.0%)
Antalis US Funding Corp.
08/23/11	0.275%	$4,996,486	$4,996,486
Cancara Asset Securitisation LLC
07/13/11	0.150%	4,999,375	4,999,375
07/19/11	0.250%	9,993,750	9,993,750
Rhein-Main Securitisation Ltd.
07/11/11	0.481%	4,994,400	4,994,400
Royal Park Investments Funding Corp.
09/16/11	0.410%	9,989,636	9,989,636

Total			34,973,647

Certificates of Deposit (15.1%)
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.220%	10,000,000	10,000,000
Barclays Bank PLC
08/19/11	0.330%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

146  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Marsico Growth Fund

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Clydesdale Bank PLC
07/21/11	0.280%	$4,996,464	$4,996,464
07/25/11	0.270%	9,993,255	9,993,255
Commerzbank AG
07/20/11	0.220%	$15,000,000	$15,000,000
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
DZ Bank AG
07/12/11	0.200%	10,000,000	10,000,000
Den Danske Bank
07/13/11	0.210%	9,996,443	9,996,443
Development Bank of Singapore Ltd.
07/18/11	0.180%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	10,000,000	10,000,000
07/25/11	0.240%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	5,000,000	5,000,000
08/12/11	0.300%	5,000,000	5,000,000
KBC Bank NV
07/05/11	0.300%	15,000,000	15,000,000
07/14/11	0.280%	5,000,000	5,000,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
Landesbank Hessen Thuringen
07/05/11	0.240%	9,997,800	9,997,800
Lloyds Bank PLC
10/03/11	0.260%	11,000,000	11,000,000
N.V. Bank Nederlandse Gemeenten
08/05/11	0.260%	10,000,000	10,000,000
National Bank of Canada
11/18/11	0.186%	11,000,000	11,000,000
Natixis
09/07/11	0.544%	12,000,000	12,000,000
Overseas Chinese Banking Corp.
08/09/11	0.450%	10,000,000	10,000,000
Pohjola Bank PLC
08/15/11	0.340%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	6,000,000	6,000,000
Svenska Handelsbank
07/01/11	0.020%	20,000,000	20,000,000
Swedbank AB
08/05/11	0.240%	10,000,000	10,000,000
Union Bank of Switzerland
12/09/11	0.239%	13,000,000	13,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	8,000,000	8,000,000
08/26/11	0.300%	5,000,000	5,000,000

Total			265,983,962

Commercial Paper (1.3%)
Danske Corp.
07/11/11	0.240%	4,998,433	4,998,433
PB Capital Corp.
08/12/11	0.491%	2,996,407	2,996,407
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,834	4,998,834
07/11/11	0.200%	9,998,222	9,998,222

Total			22,991,896

Money Market Fund (3.4%)
JPMorgan Prime Money Market Fund, 0.010% (e)		60,000,000	60,000,000

Other Short-Term Obligations (0.8%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	5,000,000	5,000,000
08/08/11	0.300%	10,000,000	10,000,000

Total			15,000,000

Repurchase Agreements (1.2%)
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $10,000,028 (f)
	0.100%	10,000,000	10,000,000
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $2,000,002 (f)
	0.040%	2,000,000	2,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $5,000,014 (f)
	0.100%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $3,802,030 (f)
	0.080%	3,802,021	3,802,021

Total			20,802,021

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $419,751,526)			$419,751,526

Total Investments
(Cost: $2,024,686,688)			$2,323,574,335
Other Assets & Liabilities, Net			(559,825,573)

Net Assets			$1,763,748,762

Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 6.98% of net assets.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	Investments in affiliates during the period ended June 30, 2011:

			Sales Cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from Sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$26,447,583	$435,027,117	$(253,646,296)	$—	$207,828,404	$60,375	$207,828,404

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  147

Portfolio of Investments (continued)

Variable Portfolio – Marsico Growth Fund

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)
Security description	Value
Fannie Mae Interest Strip	$106,341
Fannie Mae Pool	3,980,131
Fannie Mae Principal Strip	297,175
Fannie Mae REMICS	235,192
Federal Home Loan Banks	88,633
Federal National Mortgage Association	272,380
Freddie Mac Non Gold Pool	1,874,821
Freddie Mac REMICS	1,194,344
Ginnie Mae II Pool	689,667
Government National Mortgage Association	168,742
United States Treasury Note/Bond	1,292,574

Total Market Value of Collateral Securities	$10,200,000

Deutsche Bank AG (0.040%)
Security description	Value
Fannie Mae Pool	$1,898,888
Freddie Mac Non Gold Pool	141,112

Total Market Value of Collateral Securities	$2,040,000

Nomura Securities (0.100%)
Security description	Value
Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$3,878,079

Total Market Value of Collateral Securities	$3,878,079

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

148  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Marsico Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  149

Portfolio of Investments (continued)

Variable Portfolio – Marsico Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in Active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$525,632,295	$48,941,353	$—	$574,573,648
Consumer Staples	61,406,974	—	—	61,406,974
Energy	131,016,922	—	—	131,016,922
Financials	70,218,858	—	—	70,218,858
Health Care	75,955,248	—	—	75,955,248
Industrials	255,378,589	—	—	255,378,589
Information Technology	271,089,059	—	—	271,089,059
Materials	249,554,261	—	—	249,554,261
Preferred Stocks
Financials	6,800,846	—	—	6,800,846

Total Equity Securities	1,647,053,052	48,941,353	—	1,695,994,405

Other
Affiliated Money Market Fund(c)	207,828,404	—	—	207,828,404
Investments of Cash Collateral Received for Securities on Loan	60,000,000	359,751,526	—	419,751,526

Total Other	267,828,404	359,751,526	—	627,579,930

Total	$1,914,881,456	$408,692,879	$—	$2,323,574,335

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

150  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%

AUSTRALIA (7.0%)
Commonwealth Property Office Fund (a)	8,961,486	$9,049,125
David Jones Ltd. (a)(b)	904,667	3,950,413
Monadelphous Group Ltd. (a)	132,454	2,622,294
Transfield Services Ltd. (a)	2,007,624	7,238,318

Total		22,860,150

BERMUDA (1.3%)
Arts Optical International Holdings (a)	778,000	329,928
Pacific Basin Shipping Ltd. (a)	7,121,000	4,079,311

Total		4,409,239

CANADA (3.5%)
Morguard Real Estate Investment Trust (a)	140,700	2,256,860
Northern Property Real Estate Investment Trust, Unit (a)	105,800	3,353,524
Pason Systems, Inc. (a)(b)	393,550	5,933,140

Total		11,543,524

CAYMAN ISLANDS (2.1%)
AMVIG Holdings Ltd. (a)	4,570,000	3,443,182
ASM Pacific Technology Ltd. (a)(b)	260,300	3,579,084

Total		7,022,266

DENMARK (1.0%)
Christian Hansen Holding A/S (a)	131,418	3,117,198

FRANCE (9.6%)
Boiron SA (a)	54,565	2,438,707
Euler Hermes SA (a)	22,378	1,890,621
IPSOS (a)(b)	88,410	4,140,469
Medica SA (a)	76,661	1,641,980
Mersen (a)(b)	89,704	5,060,276
Neopost SA (a)(b)	107,590	9,242,719
Nexans SA (a)(b)	51,632	4,859,331
Rubis (a)(b)	17,488	2,218,512

Total		31,492,615

GERMANY (11.4%)
Bilfinger Berger SE (a)	73,988	7,316,356
ElringKlinger AG (a)	125,264	4,445,013
Fielmann AG (a)(b)	40,432	4,504,145
GFK SE (a)	67,555	3,565,921
MTU Aero Engines Holding AG (a)	43,835	3,501,287
Rational AG (a)	12,426	3,275,055
Symrise AG (a)	251,413	8,013,611
Wincor Nixdorf AG (a)	37,602	2,717,429

Total		37,338,817

IRELAND (0.9%)
Glanbia PLC (a)	448,467	3,108,646

JAPAN (11.4%)
Ariake Japan Co., Ltd. (a)(b)	148,000	3,011,038
FCC Co., Ltd. (a)	249,900	5,994,509
Hogy Medical Co., Ltd. (a)	102,400	4,618,095
Horiba Ltd. (a)	152,100	4,930,694
Miraca Holdings, Inc. (a)	97,700	3,958,475
Miura Co., Ltd. (a)(b)	72,000	2,087,163
Nifco, Inc. (a)(b)	252,000	6,667,023
Shimano, Inc. (a)(b)	27,900	1,534,901
Taiyo Holdings Co., Ltd. (a)	70,700	2,098,930
Ushio, Inc. (a)(b)	139,000	2,748,349

Total		37,649,177

LUXEMBOURG (1.3%)
AZ Electronic Materials SA (a)(c)	880,476	4,338,281

NETHERLANDS (5.3%)
Koninklijke Boskalis Westminster NV (a)(b)	233,465	11,038,722
QIAGEN NV (a)(c)	170,971	3,277,681
SBM Offshore NV (a)(b)	117,908	3,118,753

Total		17,435,156

NEW ZEALAND (2.9%)
Auckland International Airport Ltd. (a)	1,332,155	2,459,737
Fisher & Paykel Healthcare Corp., Ltd. (a)	1,718,795	3,932,786
Sky City Entertainment Group Ltd. (a)	1,082,459	3,253,369

Total		9,645,892

NORWAY (0.7%)
Farstad Shipping ASA (a)	70,806	2,244,206

SINGAPORE (12.1%)
Ascendas Real Estate Investment Trust (a)	2,950,000	4,906,602
CapitaMall Trust (a)	5,608,000	8,548,079
Ezra Holdings Ltd. (a)(b)	1,775,000	2,161,345
Hyflux Ltd. (a)(b)	2,445,500	3,962,017
SATS Ltd. (a)	2,758,000	5,842,379
SIA Engineering Co., Ltd. (a)	2,039,000	7,225,889
SMRT Corp., Ltd. (a)	1,324,864	2,082,160
StarHub Ltd. (a)	2,201,000	5,005,359

Total		39,733,830

SPAIN (0.7%)
Prosegur Cia de Seguridad SA (a)	44,606	2,372,013

SWEDEN (0.9%)
AF AB, Series B (a)	146,697	2,864,270

UNITED KINGDOM (24.9%)
Bodycote PLC (a)	431,517	2,575,644
Cobham PLC (a)	1,045,855	3,551,803
Croda International PLC (a)	303,538	9,192,777
De La Rue PLC (a)	478,286	5,868,497
Diploma PLC (a)	509,067	3,067,939
Greene King PLC (a)	211,738	1,656,327
Halma PLC (a)	701,994	4,667,777
Interserve PLC (a)	461,945	2,391,012
Laird PLC (a)	1,291,187	4,196,391
Rexam PLC (a)	1,401,506	8,610,506
Rotork PLC (a)	295,681	8,000,972
Serco Group PLC (a)	281,690	2,497,845
Spectris PLC (a)	250,903	6,410,777
Spirax-Sarco Engineering PLC (a)	76,536	2,457,959
TT electronics PLC (a)	826,469	2,662,833
Ultra Electronics Holdings PLC (a)	224,751	6,189,858
Victrex PLC (a)	170,262	4,098,932
Weir Group PLC (The) (a)	113,445	3,872,707

Total		81,970,556

Total Common Stocks
(Cost: $248,933,381)		$319,145,836

	Shares	Value

Money Market Fund 2.2%

Columbia Short-Term Cash Fund, 0.166% (d)(e)	7,304,731	$7,304,731

Total Money Market Fund
(Cost: $7,304,731)		$7,304,731

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 9.0%

Certificates of Deposit (0.3%)
Societe Generale
09/23/11	0.411%	$1,000,000	$1,000,000

Money Market Fund (1.5%)
JPMorgan Prime Money Market Fund, 0.010% (d)		5,000,000	5,000,000

Repurchase Agreements (7.2%)
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $1,000,001 (f)
	0.030%	1,000,000	1,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017 (f)
	0.120%	5,000,000	5,000,000
Morgan Stanley dated 06/30/11, matures 7/01/11, repurchase price $200,000 (f)
	0.050%	199,999	199,999
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $7,000,006 (f)
	0.030%	7,000,000	7,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $3,000,010 (f)
	0.120%	3,000,000	3,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  151

Portfolio of Investments (continued)

Variable Portfolio – Mondrian International Small Cap Fund

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $7,434,474 (f)
	0.080%	$7,434,458	$7,434,458

Total			23,634,457

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $29,634,457)			$29,634,457

Total Investments
(Cost: $285,872,569)			$356,085,024
Other Assets & Liabilities, Net			(26,963,633)

Net Assets			$329,121,391

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2011:

	Percentage of
Industry	net assets	Value
Aerospace & Defense	4.0%	$13,242,949
Auto Components	5.2	17,106,545
Chemicals	9.4	30,859,729
Commercial Services & Supplies	5.5	17,976,673
Computers & Peripherals	0.8	2,717,429
Construction & Engineering	7.1	23,368,384
Containers & Packaging	3.7	12,053,687
Electrical Equipment	3.8	12,667,956
Electronic Equipment, Instruments & Components	7.9	25,936,411
Energy Equipment & Services	4.1	13,457,444
Food Products	1.9	6,119,684
Gas Utilities	0.7	2,218,512
Health Care Equipment & Supplies	2.6	8,550,881
Health Care Providers & Services	1.7	5,600,455
Hotels, Restaurants & Leisure	1.5	4,909,697
Insurance	0.6	1,890,621
Leisure Equipment & Products	0.5	1,534,901
Life Sciences Tools & Services	1.0	3,277,681
Machinery	6.8	22,269,499
Marine	1.2	4,079,312
Media	2.3	7,706,390
Multiline Retail	1.2	3,950,413
Office Electronics	2.8	9,242,720
Pharmaceuticals	0.7	2,438,707
Professional Services	0.9	2,864,270
Real Estate Investment Trusts (REITs)	8.5	28,114,191
Road & Rail	0.6	2,082,160
Semiconductors & Semiconductor Equipment	1.1	3,579,084
Specialty Retail	1.4	4,504,145
Textiles, Apparel & Luxury Goods	0.1	329,928
Transportation Infrastructure	4.7	15,528,005
Water Utilities	1.2	3,962,017
Wireless Telecommunication Services	1.5	5,005,356
Other(1)	11.2	36,939,188

Total		$356,085,024

(1)	Cash & Cash Equivalents.

The accompanying Notes to Financial Statements are an integral part of this statement.

152  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Mondrian International Small Cap Fund

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
Jackson Partners & Associates, Inc.	July 1, 2011	104,426 (EUR	)	149,010 (USD	)	$—	$(2,423)

Jackson Partners & Associates, Inc.	July 1, 2011	100,747 (USD	)	125,116 (SGD	)	1,114	—

J.P. Morgan Securities, Inc.	July 29, 2011	10,556,000 (AUD	)	11,214,779 (USD	)	—	(71,590)

Total						$1,114	$(74,013)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 96.97% of net assets.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales Cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$6,249,441	$31,804,177	$(30,748,887)	$—	$7,304,731	$6,495	$7,304,731

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.030%)
Security description	Value
Fannie Mae REMICS	$349,377
Fannie Mae-Aces	17,382
Freddie Mac REMICS	498,036
Government National Mortgage Association	155,205

Total Market Value of Collateral Securities	$1,020,000

Mizuho Securities USA, Inc. (0.120%)
Security description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

Morgan Stanley (0.050%)
Security description	Value
Fannie Mae Pool	$203,999

Total Market Value of Collateral Securities	$203,999

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  153

Portfolio of Investments (continued)

Variable Portfolio – Mondrian International Small Cap Fund

Notes to Portfolio of Investments (continued)

Natixis Financial Products, Inc. (0.030%)
Security description	Value
Fannie Mae Interest Strip	$162,323
Fannie Mae REMICS	3,967,646
Federal Farm Credit Bank	514,283
Freddie Mac REMICS	1,171,348
Government National Mortgage Association	1,324,406

Total Market Value of Collateral Securities	$7,140,006

Pershing LLC (0.120%)
Security description	Value
Fannie Mae Pool	$26,633
Fannie Mae REMICS	746,283
Fannie Mae Whole Loan	4,749
Freddie Mac Reference REMIC	71,430
Freddie Mac REMICS	1,907,454
Freddie Mac Strips	30,382
Government National Mortgage Association	273,069

Total Market Value of Collateral Securities	$3,060,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$7,583,181

Total Market Value of Collateral Securities	$7,583,181

Currency Legend

AUD	Australian Dollar
EUR	Euro
SGD	Singapore Dollar
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

154  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Mondrian International Small Cap Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  155

Portfolio of Investments (continued)

Variable Portfolio – Mondrian International Small Cap Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$—	$40,042,018	$—	$40,042,018
Consumer Staples	—	6,119,684	—	6,119,684
Energy	5,933,140	7,524,304	—	13,457,444
Financials	5,610,384	24,394,427	—	30,004,811
Health Care	—	19,867,724	—	19,867,724
Industrials	—	114,079,208	—	114,079,208
Information Technology	—	41,475,644	—	41,475,644
Materials	—	42,913,416	—	42,913,416
Telecommunication Services	—	5,005,359	—	5,005,359
Utilities	—	6,180,528	—	6,180,528

Total Equity Securities	11,543,524	307,602,312	—	319,145,836

Other
Affiliated Money Market Fund(c)	7,304,731	—	—	7,304,731
Investments of Cash Collateral Received for Securities on Loan	5,000,000	24,634,457	—	29,634,457

Total Other	12,304,731	24,634,457	—	36,939,188

Investments in Securities	23,848,255	332,236,769	—	356,085,024
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	1,114	—	1,114
Liabilities
Forward Foreign Currency Exchange Contracts	—	(74,013)	—	(74,013)

Total	$23,848,255	$332,163,870	$—	$356,012,125

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

156  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%

AUSTRALIA (8.0%)
CFS Retail Property Trust (a)	1,290,525	$2,515,622
Commonwealth Property Office Fund (a)	1,254,257	1,266,523
Dexus Property Group (a)	1,135,480	1,075,755
Goodman Group (a)	888,690	673,720
GPT Group (a)(b)	1,139,993	3,875,127
Investa Office Fund (a)(b)	383,963	266,262
Mirvac Group (a)	1,153,568	1,551,544
Stockland (a)(b)	1,269,715	4,657,291
Westfield Group (a)	1,310,693	12,216,370
Westfield Retail Trust (a)	1,676,055	4,885,616

Total		32,983,830

AUSTRIA (— %)
Conwert Immobilien Invest SE (a)(b)	10,554	178,608

BELGIUM (0.2%)
Befimmo SCA Sicafi (a)	5,588	496,822
Cofinimmo (a)	2,308	329,071

Total		825,893

BERMUDA (4.5%)
Hongkong Land Holdings Ltd. (a)	1,826,000	13,021,427
Kerry Properties Ltd. (a)	1,157,500	5,594,724

Total		18,616,151

BRAZIL (0.4%)
BR Malls Participacoes SA (a)	67,900	764,427
BR Properties SA (a)	87,400	985,641

Total		1,750,068

CANADA (2.8%)
Boardwalk Real Estate Investment Trust (a)	29,930	1,498,595
Brookfield Office Properties (a)	10,730	247,209
Brookfield Office Properties, Inc. (a)	259,387	5,000,981
Calloway Real Estate Investment Trust (a)	9,180	239,958
Extendicare Real Estate Investment Trust (a)	36,570	395,106
RioCan Real Estate Investment Trust (a)	149,210	4,013,176

Total		11,395,025

CAYMAN ISLANDS (2.0%)
Agile Property Holdings Ltd. (a)(b)	540,000	840,412
China Resources Land Ltd. (a)	3,628,000	6,585,445
KWG Property Holding Ltd. (a)	778,000	520,257
Shimao Property Holdings Ltd. (a)	204,500	253,385

Total		8,199,499

CHINA (0.8%)
Guangzhou R&F Properties Co., Ltd., Series H (a)(b)	2,330,800	3,190,597

FINLAND (0.3%)
Citycon OYJ (a)	145,721	655,083
Sponda OYJ (a)	127,081	738,989

Total		1,394,072

FRANCE (4.3%)
Fonciere Des Regions (a)	13,264	1,405,101
Gecina SA (a)	4,347	607,497
ICADE (a)	12,369	1,525,175
Klepierre (a)	63,278	2,612,022
Mercialys SA (a)	15,656	663,738
Societe de la Tour Eiffel (a)	3,275	303,144
Societe Immobiliere de Location pour l’Industrie et le Commerce (a)	4,853	696,368
Unibail-Rodamco SE (a)	43,329	10,018,807

Total		17,831,852

GERMANY (0.6%)
Alstria Office REIT AG (a)	98,607	1,487,147
Deutsche Euroshop AG (a)	16,166	639,997
Prime Office REIT-AG (a)(c)	57,589	517,779

Total		2,644,923

HONG KONG (13.4%)
China Overseas Land & Investment Ltd. (a)(b)	3,564,000	7,667,212
Hang Lung Properties Ltd. (a)	1,284,000	5,279,355
Henderson Land Development Co., Ltd. (a)	626,837	4,053,469
Hui Xian Real Estate Investment Trust (a)(c)	866,000	647,088
Hysan Development Co., Ltd. (a)	811,404	4,025,236
New World Development Ltd. (a)	589,824	895,483
Sino Land Co., Ltd. (a)(b)	460,676	740,913
Sun Hung Kai Properties Ltd. (a)	1,585,000	23,168,859
Wharf Holdings Ltd. (a)(b)	1,286,466	8,971,197

Total		55,448,812

ITALY (0.4%)
Beni Stabili SpA (a)	1,478,141	1,492,966
Beni Stabili SpA (a)	44,178	44,621

Total		1,537,587

JAPAN (9.4%)
Japan Real Estate Investment Corp. (a)	214	2,105,515
Japan Retail Fund Investment Corp. (a)	194	298,961
Mitsubishi Estate Co., Ltd. (a)	795,000	13,952,215
Mitsui Fudosan Co., Ltd. (a)	693,000	11,935,468
Nippon Building Fund, Inc. (a)(b)	204	1,993,506
NTT Urban Development Corp. (a)	438	375,722
Sumitomo Realty & Development Co., Ltd. (a)	360,000	8,045,870

Total		38,707,257

NETHERLANDS (1.5%)
Corio NV (a)	44,847	2,972,093
Eurocommercial Properties NV (a)	42,932	2,135,444
Wereldhave NV (a)(b)	9,037	919,840

Total		6,027,377

SINGAPORE (2.4%)
CapitaCommercial Trust (a)(b)	361,000	427,038
CapitaLand Ltd. (a)	2,015,000	4,786,907
CapitaMall Trust (a)	252,000	384,115
CapitaMalls Asia Ltd. (a)(b)	360,000	432,220
City Developments Ltd. (a)	180,000	1,528,359
Keppel Land Ltd. (a)(b)	568,000	1,678,369
Suntec Real Estate Investment Trust (a)	409,000	499,749

Total		9,736,757

SWEDEN (0.7%)
Atrium Ljungberg AB, Series B (a)(b)	40,154	507,860
Castellum AB (a)	16,322	244,629
Fabege AB (a)	18,317	184,033
Hufvudstaden AB, Series A (a)	151,021	1,809,807

Total		2,746,329

SWITZERLAND (0.9%)
PSP Swiss Property AG (a)(b)(c)	32,720	3,107,573
Swiss Prime Site AG (a)(c)	8,939	767,111

Total		3,874,684

UNITED KINGDOM (7.5%)
Atrium European Real Estate Ltd. (a)	38,353	252,671
Big Yellow Group PLC (a)	284,402	1,404,500
British Land Co. PLC (a)	439,729	4,297,978
Capital & Counties Properties PLC (a)	125,151	395,697
Capital & Regional PLC (a)(c)	958,326	603,691
Capital Shopping Centres Group PLC (a)	284,876	1,826,562
Derwent London PLC (a)	52,178	1,529,150
Development Securities PLC (a)	123,771	448,941
Grainger PLC (a)	530,188	1,105,352
Great Portland Estates PLC (a)	103,972	727,553
Hammerson PLC (a)	521,230	4,027,145
Land Securities Group PLC (a)	398,552	5,453,071
LXB Retail Properties PLC (a)(c)	738,101	1,357,866
Metric Property Investments PLC (a)	298,937	510,965
Quintain Estates & Development PLC (a)(c)	840,190	809,078
Safestore Holdings PLC (a)	530,151	1,174,196
Segro PLC (a)	324,382	1,625,887
Shaftesbury PLC (a)	59,975	508,237
St. Modwen Properties PLC (a)	408,055	1,211,580
Unite Group PLC (a)(c)	469,776	1,640,633

Total		30,910,753

UNITED STATES (37.1%)
Acadia Realty Trust (b)	83,270	1,692,879
American Campus Communities, Inc. (b)	19,660	698,323
Apartment Investment & Management Co., Class A	78,530	2,004,871
Ashford Hospitality Trust, Inc.	72,020	896,649
Assisted Living Concepts, Inc., Class A (b)	85,090	1,427,810
AvalonBay Communities, Inc.	45,978	5,903,575
BioMed Realty Trust, Inc.	13,548	260,663
Boston Properties, Inc. (b)	73,185	7,769,320
BRE Properties, Inc. (b)	4,153	207,152
Camden Property Trust (b)	59,780	3,803,204

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  157

Portfolio of Investments (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (cont.)
CommonWealth REIT (b)	31,811	$821,996
Coresite Realty Corp. (b)	39,920	654,688
Cousins Properties, Inc. (b)	247,404	2,112,830
DCT Industrial Trust, Inc. (b)	173,098	905,302
Digital Realty Trust, Inc. (b)	22,933	1,416,801
Douglas Emmett, Inc.	53,508	1,064,274
Equity Lifestyle Properties, Inc. (b)	50,478	3,151,846
Equity Residential	232,953	13,977,180
Federal Realty Investment Trust (b)	23,081	1,966,040
Forest City Enterprises, Inc., Class A (b)(c)	319,813	5,970,909
General Growth Properties, Inc. (b)	390,860	6,523,453
HCP, Inc.	175,595	6,442,581
Health Care REIT, Inc.	26,800	1,405,124
Healthcare Realty Trust, Inc. (b)	213,958	4,413,953
Host Hotels & Resorts, Inc.	556,205	9,427,675
Hudson Pacific Properties, Inc. (b)	48,560	754,137
Hyatt Hotels Corp., Class A (b)(c)	24,160	986,211
Lexington Realty Trust (b)	16,013	146,199
Liberty Property Trust (b)	27,481	895,331
Mack-Cali Realty Corp. (b)	94,185	3,102,454
Parkway Properties, Inc. (b)	1,830	31,220
Post Properties, Inc. (b)	10,150	413,714
ProLogis, Inc.	89,110	3,193,702
PS Business Parks, Inc. (b)	9,343	514,799
Public Storage	58,635	6,684,976
Regency Centers Corp. (b)	171,708	7,550,001
Retail Opportunity Investments Corp. (b)	101,105	1,087,890
RLJ Lodging Trust (c)	33,810	587,280
Senior Housing Properties Trust (b)	128,505	3,008,302
Simon Property Group, Inc.	159,183	18,501,840
Sovran Self Storage, Inc. (b)	8,270	339,070
STAG Industrial, Inc.	24,850	304,412
Starwood Hotels & Resorts Worldwide, Inc.	175,923	9,858,725
Starwood Property Trust, Inc.	74,490	1,527,790
Vornado Realty Trust (b)	86,298	8,041,248
Winthrop Realty Trust (b)	48,470	578,732

Total		153,027,131

Total Common Stocks
(Cost: $333,321,864)		$401,027,205

	Shares	Value

Money Market Fund 2.9%

Columbia Short-Term Cash Fund, 0.166% (d)(e)	12,159,486	$12,159,486

Total Money Market Fund
(Cost: $12,159,486)		$12,159,486

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 9.8%

Certificates of Deposit (1.9%)
Barclays Bank PLC
08/19/11	0.330%	$2,000,000	$2,000,000
DZ Bank AG
07/12/11	0.200%	1,000,000	1,000,000
KBC Bank NV
07/05/11	0.300%	2,000,000	2,000,000
Nationwide Building Society
08/23/11	0.250%	1,998,723	1,998,723
Societe Generale
09/23/11	0.411%	1,000,000	1,000,000

Total			7,998,723

Money Market Fund (1.2%)
JPMorgan Prime Money Market Fund, 0.010% (d)		5,000,000	5,000,000

Repurchase Agreements (6.7%)
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $20,000,017 (f)
	0.030%	20,000,000	20,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $2,000,007 (f)
	0.120%	2,000,000	2,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,619,789 (f)
	0.080%	5,619,777	5,619,777

Total			27,619,777

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $40,618,500)			$40,618,500

Total Investments
(Cost: $386,099,850)			$453,805,191
Other Assets & Liabilities, Net			(40,919,553)

Net Assets			$412,885,638

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2011:

	Percentage of
Industry	net assets	Value
Health Care Providers & Services	0.3%	$1,427,810
Hotels, Restaurants & Leisure	2.6	10,844,936
Real Estate Investment Trusts (REITs)	55.9	230,656,003
Real Estate Management & Development	38.3	158,098,456
Other(1)	12.8	52,777,986

Total		$453,805,191

(1)	Cash & Cash Equivalents.

Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 60.07% of net assets.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

158  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Notes to Portfolio of Investments (continued)

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$7,978,394	$33,098,464	$(28,917,372)	$—	$12,159,486	$11,281	$12,159,486

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.030%)
Security description	Value
Fannie Mae REMICS	$6,987,535
Fannie Mae-Aces	347,646
Freddie Mac REMICS	9,960,723
Government National Mortgage Association	3,104,096

Total Market Value of Collateral Securities	$20,400,000

Pershing LLC (0.120%)
Security description	Value
Fannie Mae Pool	$17,756
Fannie Mae REMICS	497,522
Fannie Mae Whole Loan	3,166
Freddie Mac Reference REMIC	47,620
Freddie Mac REMICS	1,271,636
Freddie Mac Strips	20,255
Government National Mortgage Association	182,045

Total Market Value of Collateral Securities	$2,040,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$5,732,198

Total Market Value of Collateral Securities	$5,732,198

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  159

Portfolio of Investments (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

160  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$10,844,936	$—	$—	$10,844,936
Financials	153,899,478	234,854,981	—	388,754,459
Health Care	1,427,810	—	—	1,427,810

Total Equity Securities	166,172,224	234,854,981	—	401,027,205

Other
Affiliated Money Market Fund(c)	12,159,486	—	—	12,159,486
Investments of Cash Collateral Received for Securities on Loan	5,000,000	35,618,500	—	40,618,500

Total Other	17,159,486	35,618,500	—	52,777,986

Total	$183,331,710	$270,473,481	$—	$453,805,191

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  161

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.7%

CONSUMER DISCRETIONARY (3.6%)

Media (1.8%)
Time Warner, Inc.	861,300	$31,325,481

Textiles, Apparel & Luxury Goods (1.8%)
VF Corp. (a)	287,200	31,178,432

TOTAL CONSUMER DISCRECTIONARY		62,503,913

CONSUMER STAPLES (9.3%)

Beverages (1.8%)
PepsiCo, Inc.	459,100	32,334,413

Food Products (2.0%)
Kraft Foods, Inc., Class A	973,300	34,289,359

Household Products (2.1%)
Kimberly-Clark Corp.	556,600	37,047,296

Tobacco (3.4%)
Altria Group, Inc.	1,110,500	29,328,305
Reynolds American, Inc.	797,500	29,547,375

Total		58,875,680

TOTAL CONSUMER STAPLES		162,546,748

ENERGY (18.2%)

Energy Equipment & Services (2.0%)
Diamond Offshore Drilling, Inc. (a)	480,400	33,824,964

Oil, Gas & Consumable Fuels (16.2%)
Chesapeake Energy Corp.	1,144,400	33,977,236
Chevron Corp.	346,600	35,644,344
ConocoPhillips	952,500	71,618,475
Marathon Oil Corp.	625,900	32,972,412
Royal Dutch Shell PLC, ADR (b)	520,300	37,008,939
Total SA, ADR (b)	1,258,100	72,768,503

Total		283,989,909

TOTAL ENERGY		317,814,873

FINANCIALS (17.0%)

Commercial Banks (3.9%)
PNC Financial Services Group, Inc.	530,800	31,640,988
Wells Fargo & Co.	1,285,600	36,073,936

Total		67,714,924

Diversified Financial Services (2.1%)
JPMorgan Chase & Co.	885,700	36,260,558

Insurance (5.6%)
Allstate Corp. (The)	1,134,300	34,630,179
MetLife, Inc.	695,900	30,529,133
Travelers Companies, Inc. (The)	560,300	32,710,314

Total		97,869,626

Real Estate Investment Trusts (REITs) (2.9%)
Annaly Capital Management, Inc. (a)	2,845,200	51,327,408

Thrifts & Mortgage Finance (2.5%)
Hudson City Bancorp, Inc.	2,803,400	22,959,846
New York Community Bancorp, Inc. (a)	1,330,900	19,950,191

Total		42,910,037

TOTAL FINANCIALS		296,082,553

HEALTH CARE (11.8%)

Health Care Equipment & Supplies (1.8%)
Medtronic, Inc.	800,000	30,824,000

Pharmaceuticals (10.0%)
Eli Lilly & Co.	923,600	34,662,708
GlaxoSmithKline PLC, ADR (a)(b)	721,200	30,939,480
Johnson & Johnson	512,200	34,071,544
Pfizer, Inc.	1,641,900	33,823,140
Sanofi, ADR (b)	1,023,100	41,097,927

Total		174,594,799

TOTAL HEALTH CARE		205,418,799

INDUSTRIALS (8.9%)

Aerospace & Defense (3.5%)
Lockheed Martin Corp.	398,200	32,242,254
Northrop Grumman Corp. (a)	409,900	28,426,565

Total		60,668,819

Commercial Services & Supplies (3.8%)
Pitney Bowes, Inc. (a)	1,396,500	32,105,535
RR Donnelley & Sons Co. (a)	1,778,000	34,866,580

Total		66,972,115

Industrial Conglomerates (1.6%)
General Electric Co.	1,450,000	27,347,000

TOTAL INDUSTRIALS		154,987,934

INFORMATION TECHNOLOGY (11.8%)

Communications Equipment (1.9%)
Harris Corp. (a)	709,000	31,947,540

IT Services (1.8%)
IBM Corp.	186,200	31,942,610

Office Electronics (2.1%)
Xerox Corp.	3,443,700	35,848,917

Semiconductors & Semiconductor Equipment (3.7%)
Intel Corp.	2,918,600	64,676,176

Software (2.3%)
Microsoft Corp.	1,544,800	40,164,800

TOTAL INFORMATION TECHNOLOGY		204,580,043

MATERIALS (4.0%)

Metals & Mining (1.9%)
Freeport-McMoRan Copper & Gold, Inc.	624,200	33,020,180

Paper & Forest Products (2.1%)
International Paper Co.	1,196,100	35,667,702

TOTAL MATERIALS		68,687,882

TELECOMMUNICATION SERVICES (3.6%)

Diversified Telecommunication Services (3.6%)
AT&T, Inc.	1,047,800	32,911,398
CenturyLink, Inc.	732,400	29,610,932

Total		62,522,330

TOTAL TELECOMMUNICATION SERVICES		62,522,330

UTILITIES (3.5%)

Electric Utilities (1.5%)
Edison International	700,800	27,156,000

Multi-Utilities (2.0%)
Ameren Corp.	1,192,300	34,385,932

TOTAL UTILITIES		61,541,932

Total Common Stocks
(Cost: $1,400,838,528)		$1,596,687,007

	Shares	Value

Money Market Fund 7.9%

Columbia Short-Term Cash Fund, 0.166% (c)(d)	138,394,085	$138,394,085

Total Money Market Fund
(Cost: $138,394,085)		$138,394,085

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 11.9%

Asset-Backed Commercial Paper (1.4%)
Antalis US Funding Corp.
08/05/11	0.280%	$9,992,923	$9,992,923
08/23/11	0.275%	4,996,486	4,996,486
Rheingold Securitization
09/12/11	0.430%	4,994,386	4,994,386
Scaldis Capital LLC
07/01/11	0.200%	4,999,972	4,999,972

Total			24,983,767

Certificates of Deposit (8.5%)
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.230%	5,000,000	5,000,000
Barclays Bank PLC
08/19/11	0.330%	5,000,000	5,000,000
09/15/11	0.310%	5,000,000	5,000,000
Clydesdale Bank PLC
08/03/11	0.275%	5,000,000	5,000,000
Commerzbank AG
07/20/11	0.220%	10,000,000	10,000,000
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
DZ Bank AG
07/12/11	0.200%	10,000,000	10,000,000
Den Danske Bank
07/13/11	0.210%	4,998,221	4,998,221
07/26/11	0.230%	4,998,052	4,998,052
Development Bank of Singapore Ltd.
08/09/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/25/11	0.240%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
08/12/11	0.300%	5,000,000	5,000,000
KBC Bank NV
07/05/11	0.300%	5,000,000	5,000,000
07/14/11	0.280%	5,000,000	5,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

162  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – NFJ Dividend Value Fund

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
La Banque Postale
09/13/11	0.250%	$4,000,000	$4,000,000
Lloyds Bank PLC
10/03/11	0.260%	7,000,000	7,000,000
National Australia Bank
11/18/11	0.211%	3,999,983	3,999,983
National Bank of Canada
11/18/11	0.186%	7,000,000	7,000,000
Natixis
09/07/11	0.544%	5,000,000	5,000,000
Pohjola Bank PLC
08/15/11	0.340%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	4,000,000	4,000,000
Societe Generale
09/23/11	0.410%	7,000,000	7,000,000
Swedbank AB
08/05/11	0.240%	5,000,000	5,000,000
Union Bank of Switzerland
12/09/11	0.239%	5,000,000	5,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	5,000,000	5,000,000

Total			147,996,256

Commercial Paper (0.9%)
PB Capital Corp.
08/11/11	0.501%	4,993,681	4,993,681
Suncorp Metway Ltd.
07/11/11	0.200%	9,998,222	9,998,222

Total			14,991,903

Money Market Fund (0.6%)
JPMorgan Prime Money Market Fund, 0.010% (c)		10,000,000	10,000,000

Other Short-Term Obligations (0.2%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	3,000,000	3,000,000
Natixis Financial Products LLC
07/01/11	0.370%	1,000,000	1,000,000

Total			4,000,000

Repurchase Agreements (0.3%)
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $2,000,002 (e)
	0.040%	2,000,000	2,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $3,434,534 (e)
	0.080%	3,434,527	3,434,527

Total			5,434,527

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $207,406,453)			$207,406,453

Total Investments
(Cost: $1,746,639,066)			$1,942,487,545
Other Assets & Liabilities, Net			(201,554,182)

Net Assets			$1,740,933,363

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 10.44% of net assets.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(d)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$77,230,081	$233,195,242	$(172,031,238)	$—	$138,394,085	$104,213	$138,394,085

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.040%)
Security description	Value
Fannie Mae Pool	$1,898,888
Freddie Mac Non Gold Pool	141,112

Total Market Value of Collateral Securities	$2,040,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$3,503,233

Total Market Value of Collateral Securities	$3,503,233

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  163

Portfolio of Investments (continued)

Variable Portfolio – NFJ Dividend Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

164  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – NFJ Dividend Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$62,503,913	$—	$—	$62,503,913
Consumer Staples	162,546,748	—	—	162,546,748
Energy	317,814,873	—	—	317,814,873
Financials	296,082,553	—	—	296,082,553
Health Care	205,418,799	—	—	205,418,799
Industrials	154,987,934	—	—	154,987,934
Information Technology	204,580,043	—	—	204,580,043
Materials	68,687,882	—	—	68,687,882
Telecommunication Services	62,522,330	—	—	62,522,330
Utilities	61,541,932	—	—	61,541,932

Total Equity Securities	1,596,687,007	—	—	1,596,687,007

Other
Affiliated Money Market Fund(c)	138,394,085	—	—	138,394,085
Investments of Cash Collateral Received for Securities on Loan	10,000,000	197,406,453	—	207,406,453

Total Other	148,394,085	197,406,453	—	345,800,538

Total	$1,745,081,092	$197,406,453	$—	$1,942,487,545

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  165

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%

CONSUMER DISCRETIONARY (14.4%)

Auto Components (1.2%)
BorgWarner, Inc. (a)(b)	256,200	$20,698,398

Automobiles (0.5%)
Ford Motor Co. (a)(b)	614,300	8,471,196

Hotels, Restaurants & Leisure (3.9%)
Ctrip.com International Ltd., ADR (a)(b)(c)	383,900	16,538,412
Las Vegas Sands Corp. (b)	584,900	24,688,629
Starbucks Corp.	259,600	10,251,604
Yum! Brands, Inc.	299,300	16,533,332

Total		68,011,977

Internet & Catalog Retail (4.6%)
Amazon.com, Inc. (b)	222,300	45,458,127
Netflix, Inc. (a)(b)	32,800	8,616,232
priceline.com, Inc. (a)(b)	49,140	25,156,240

Total		79,230,599

Media (2.3%)
Scripps Networks Interactive, Inc., Class A	345,100	16,868,488
Walt Disney Co. (The)	611,800	23,884,672

Total		40,753,160

Specialty Retail (1.3%)
O’Reilly Automotive, Inc. (a)(b)	334,600	21,919,646

Textiles, Apparel & Luxury Goods (0.6%)
Polo Ralph Lauren Corp. (a)	83,900	11,125,979

TOTAL CONSUMER DISCRECTIONARY		250,210,955

CONSUMER STAPLES (3.5%)

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	227,000	18,441,480

Food Products (1.4%)
Green Mountain Coffee Roasters, Inc. (a)(b)	262,100	23,395,046

Personal Products (1.0%)
Estee Lauder Companies, Inc. (The), Class A (a)	169,600	17,840,224

TOTAL CONSUMER STAPLES		59,676,750

ENERGY (9.4%)

Energy Equipment & Services (5.9%)
FMC Technologies, Inc. (a)(b)	793,100	35,522,949
Halliburton Co.	361,400	18,431,400
Schlumberger Ltd. (c)	562,700	48,617,280

Total		102,571,629

Oil, Gas & Consumable Fuels (3.5%)
Concho Resources, Inc. (b)	300,600	27,610,110
Occidental Petroleum Corp.	319,300	33,219,972

Total		60,830,082

TOTAL ENERGY		163,401,711

FINANCIALS (6.4%)

Capital Markets (3.3%)
Charles Schwab Corp. (The)	940,500	15,471,225
Franklin Resources, Inc.	198,900	26,113,581
TD Ameritrade Holding Corp. (a)	781,500	15,247,065

Total		56,831,871

Diversified Financial Services (3.1%)
CME Group, Inc.	56,200	16,387,358
IntercontinentalExchange, Inc. (b)	165,000	20,577,150
JPMorgan Chase & Co.	417,400	17,088,356

Total		54,052,864

TOTAL FINANCIALS		110,884,735

HEALTH CARE (11.8%)

Health Care Equipment & Supplies (3.0%)
Edwards Lifesciences Corp. (b)	200,100	17,444,718
Intuitive Surgical, Inc. (a)(b)	39,800	14,809,978
Varian Medical Systems, Inc. (a)(b)	277,500	19,430,550

Total		51,685,246

Health Care Providers & Services (4.6%)
Express Scripts, Inc. (a)(b)	827,100	44,646,858
UnitedHealth Group, Inc.	677,400	34,940,292

Total		79,587,150

Health Care Technology (1.1%)
Cerner Corp. (a)(b)	320,600	19,591,866

Pharmaceuticals (3.1%)
Mylan, Inc. (b)	699,600	17,259,132
Perrigo Co. (a)	160,300	14,085,561
Shire PLC, ADR (a)(c)	230,500	21,715,405

Total		53,060,098

TOTAL HEALTH CARE		203,924,360

INDUSTRIALS (15.1%)

Aerospace & Defense (3.3%)
Goodrich Corp.	236,300	22,566,650
United Technologies Corp.	386,100	34,173,711

Total		56,740,361

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc. (a)	245,700	19,370,988

Construction & Engineering (1.6%)
Fluor Corp.	428,200	27,687,412

Machinery (6.0%)
Danaher Corp.	877,400	46,493,426
Deere & Co.	341,600	28,164,920
Illinois Tool Works, Inc.	525,200	29,668,548

Total		104,326,894

Road & Rail (3.1%)
Union Pacific Corp. (a)	510,100	53,254,440

TOTAL INDUSTRIALS		261,380,095

INFORMATION TECHNOLOGY (31.8%)

Communications Equipment (3.2%)
QUALCOMM, Inc.	963,900	54,739,881

Computers & Peripherals (8.4%)
Apple, Inc. (b)	239,900	80,527,233
EMC Corp. (b)	1,643,600	45,281,180
NetApp, Inc. (b)	361,400	19,074,692

Total		144,883,105

Internet Software & Services (4.2%)
Baidu, Inc., ADR (b)(c)	190,700	26,722,791
Google, Inc., Class A (a)(b)	60,515	30,643,586
VeriSign, Inc.	485,500	16,244,830

Total		73,611,207

IT Services (5.3%)
Cognizant Technology Solutions Corp., Class A (b)	642,300	47,106,282
Visa, Inc., Class A	539,300	45,441,418

Total		92,547,700

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	450,400	20,876,040
Texas Instruments, Inc.	643,400	21,122,822

Total		41,998,862

Software (8.3%)
Autodesk, Inc. (b)	553,400	21,361,240
Citrix Systems, Inc. (b)	331,100	26,488,000
Intuit, Inc. (b)	310,000	16,076,600
Oracle Corp.	1,393,300	45,853,503
Salesforce.com, Inc. (a)(b)	167,300	24,924,354
VMware, Inc., Class A (a)(b)	87,700	8,790,171

Total		143,493,868

TOTAL INFORMATION TECHNOLOGY		551,274,623

MATERIALS (4.4%)

Chemicals (0.9%)
Ecolab, Inc. (a)	267,900	15,104,202

Metals & Mining (3.5%)
Cliffs Natural Resources, Inc.	292,430	27,035,154
Freeport-McMoRan Copper & Gold, Inc.	335,700	17,758,530
Walter Energy, Inc.	141,600	16,397,280

Total		61,190,964

TOTAL MATERIALS		76,295,166

TELECOMMUNICATION SERVICES (1.7%)

Wireless Telecommunication Services (1.7%)
American Tower Corp., Class A (b)	556,900	29,125,870

TOTAL TELECOMMUNICATION SERVICES		29,125,870

Total Common Stocks
(Cost: $1,497,136,217)		$1,706,174,265

The accompanying Notes to Financial Statements are an integral part of this statement.

166  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

	Shares	Value

Money Market Fund 1.7%

Columbia Short-Term Cash Fund, 0.166.% (d)(e)	29,258,644	$29,258,644

Total Money Market Fund
(Cost: $29,258,644)		$29,258,644

		Par/
	Effective	principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.0%

Asset-Backed Commercial Paper (2.4%)
Antalis US Funding Corp.
08/09/11	0.230%	$4,998,083	$4,998,083
08/23/11	0.275%	4,996,486	4,996,486
Cancara Asset Securitisation LLC
07/13/11	0.150%	9,998,750	9,998,750
Rhein-Main Securitisation Ltd.
07/11/11	0.481%	1,997,760	1,997,760
Royal Park Investments Funding Corp.
07/08/11	0.531%	4,993,670	4,993,670
09/16/11	0.410%	4,994,818	4,994,818
Scaldis Capital LLC
07/01/11	0.200%	9,999,945	9,999,945

Total			41,979,512

Certificates of Deposit (7.4%)
Australia and New Zealand Bank Group, Ltd.
07/25/11	0.190%	5,000,000	5,000,000
07/29/11	0.230%	8,000,000	8,000,000
Barclays Bank PLC
09/15/11	0.310%	5,000,000	5,000,000
Clydesdale Bank PLC
07/21/11	0.280%	9,992,927	9,992,927
Commerzbank AG
07/27/11	0.180%	8,000,000	8,000,000
Credit Industrial et Commercial
12/09/11	0.440%	10,000,000	10,000,000
DZ Bank AG
07/27/11	0.150%	10,000,000	10,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/25/11	0.240%	5,000,000	5,000,000
KBC Bank NV
07/05/11	0.300%	5,000,000	5,000,000
07/14/11	0.280%	5,000,000	5,000,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
Lloyds Bank PLC
10/03/11	0.260%	5,000,000	5,000,000
National Bank of Canada
11/18/11	0.186%	6,000,000	6,000,000
Overseas Chinese Banking Corp.
07/15/11	0.450%	5,000,000	5,000,000
08/09/11	0.450%	5,000,000	5,000,000
Societe Generale
09/23/11	0.411%	6,000,000	6,000,000
Swedbank AB
08/05/11	0.240%	10,000,000	10,000,000
Union Bank of Switzerland
12/09/11	0.239%	10,000,000	10,000,000
United Overseas Bank Ltd.
08/26/11	0.300%	5,000,000	5,000,000

Total			127,992,927

Commercial Paper (1.3%)
Danske Corp.
08/02/11	0.220%	7,997,214	7,997,214
Macquarie Bank Ltd.
07/26/11	0.380%	4,995,197	4,995,197
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,833	4,998,833
07/11/11	0.200%	4,999,111	4,999,111

Total			22,990,355

Money Market Fund (2.2%)
JPMorgan Prime Money Market Fund, 0.010% (d)		38,000,000	38,000,000

Other Short-Term Obligations (0.5%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	6,000,000	6,000,000
08/08/11	0.300%	3,000,000	3,000,000

Total			9,000,000

Repurchase Agreements (0.2%)
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $3,180,249 (f)
	0.080%	3,180,242	3,180,242

Total			3,180,242

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $243,143,036)			$243,143,036

Total Investments
(Cost: $1,769,537,897)			$1,978,575,945
Other Assets & Liabilities, Net			(246,437,837)

Net Assets			$1,732,138,108

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 6.56% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or Interest
Issuer	cost	cost	from sales	gain/loss	cost	Income	Value
Columbia Short-Term Cash Fund	$17,933,881	$594,398,584	$(583,073,821)	$—	$29,258,644	$45,217	$29,258,644

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  167

Portfolio of Investments (continued)

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$3,243,861

Total Market Value of Collateral Securities	$3,243,861

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

168  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  169

Portfolio of Investments (continued)

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$250,210,955	$—	$—	$250,210,955
Consumer Staples	59,676,750	—	—	59,676,750
Energy	163,401,711	—	—	163,401,711
Financials	110,884,735	—	—	110,884,735
Health Care	203,924,360	—	—	203,924,360
Industrials	261,380,095	—	—	261,380,095
Information Technology	551,274,623	—	—	551,274,623
Materials	76,295,166	—	—	76,295,166
Telecommunication Services	29,125,870	—	—	29,125,870

Total Equity Securities	1,706,174,265	—	—	1,706,174,265

Other
Affiliated Money Market Fund(c)	29,258,644	—	—	29,258,644
Investments of Cash Collateral Received for Securities on Loan	38,000,000	205,143,036	—	243,143,036

Total Other	67,258,644	205,143,036	—	272,401,680

Total	$1,773,432,909	$205,143,036	$—	$1,978,575,945

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

170  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%

CONSUMER DISCRETIONARY (15.1%)

Diversified Consumer Services (2.2%)
Capella Education Co. (a)	107,918	$4,516,368
Service Corp. International	577,495	6,745,142

Total		11,261,510

Hotels, Restaurants & Leisure (3.0%)
7 Days Group Holdings Ltd., ADR (a)(b)(c)	159,363	3,080,487
BJ’s Restaurants, Inc. (a)(b)	123,700	6,476,932
Bravo Brio Restaurant Group, Inc. (a)(b)	37,737	921,915
Life Time Fitness, Inc. (a)	88,830	3,545,205
Scientific Games Corp., Class A (a)(b)	116,400	1,203,576
Shuffle Master, Inc. (a)(b)	62,300	582,816

Total		15,810,931

Household Durables (0.9%)
Harman International Industries, Inc.	72,100	3,285,597
iRobot Corp. (a)(b)	42,976	1,516,623

Total		4,802,220

Internet & Catalog Retail (1.3%)
HomeAway, Inc. (a)	1,886	72,988
Makemytrip Ltd. (a)(b)(c)	140,450	3,441,025
Shutterfly, Inc. (a)	54,882	3,151,325

Total		6,665,338

Leisure Equipment & Products (1.0%)
Hasbro, Inc.	67,913	2,983,418
Sturm Ruger & Co., Inc.	112,624	2,472,097

Total		5,455,515

Media (0.6%)
IMAX Corp. (a)(b)(c)	69,510	2,254,209
ReachLocal, Inc. (a)(b)	53,909	1,122,925

Total		3,377,134

Specialty Retail (5.3%)
Cabela’s, Inc. (a)(b)	301,161	8,176,521
Hibbett Sports, Inc. (a)	46,120	1,877,545
Lumber Liquidators Holdings, Inc. (a)(b)	116,304	2,954,122
Pacific Sunwear of California, Inc. (a)(b)	253,898	662,674
Rue21, Inc. (a)(b)	52,577	1,708,752
Tractor Supply Co.	49,100	3,283,808
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	88,610	5,722,434
Vitamin Shoppe, Inc. (a)(b)	70,660	3,233,402

Total		27,619,258

Textiles, Apparel & Luxury Goods (0.8%)
Steven Madden Ltd. (a)(b)	37,338	1,400,530
Vera Bradley, Inc. (a)(b)	43,500	1,661,700
Warnaco Group, Inc. (The) (a)	19,010	993,272

Total		4,055,502

TOTAL CONSUMER DISCRECTIONARY		79,047,408

CONSUMER STAPLES (7.1%)

Beverages (0.8%)
Constellation Brands, Inc., Class A (a)	187,274	3,899,045

Food & Staples Retailing (2.8%)
Fresh Market, Inc. (The) (a)(b)	34,600	1,338,328
Pricesmart, Inc. (b)	177,699	9,103,520
United Natural Foods, Inc. (a)(b)	103,100	4,399,277

Total		14,841,125

Food Products (1.6%)
Green Mountain Coffee Roasters, Inc. (a)(b)	95,750	8,546,645

Household Products (0.7%)
Energizer Holdings, Inc. (a)	48,368	3,499,908

Personal Products (1.2%)
Nu Skin Enterprises, Inc., Class A (b)	170,264	6,393,413

TOTAL CONSUMER STAPLES		37,180,136

ENERGY (6.1%)

Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc. (a)	183,898	8,115,418
Core Laboratories NV (b)(c)	33,431	3,728,894
Lufkin Industries, Inc.	28,740	2,473,077

Total		14,317,389

Oil, Gas & Consumable Fuels (3.4%)
Approach Resources, Inc. (a)(b)	115,062	2,608,456
Berry Petroleum Co., Class A	32,315	1,716,896
Brigham Exploration Co. (a)(b)	171,880	5,144,368
Carrizo Oil & Gas, Inc. (a)	24,964	1,042,247
Houston American Energy Corp. (b)	93,362	1,692,653
Northern Oil and Gas, Inc. (a)(b)	160,078	3,545,728
Oasis Petroleum, Inc. (a)(b)	59,400	1,762,992

Total		17,513,340

TOTAL ENERGY		31,830,729

FINANCIALS (10.2%)

Capital Markets (1.8%)
Eaton Vance Corp.	149,064	4,506,205
Financial Engines, Inc. (a)(b)	189,400	4,909,248

Total		9,415,453

Commercial Banks (0.8%)
SVB Financial Group (a)	74,825	4,467,801

Consumer Finance (0.6%)
Green Dot Corp., Class A (a)(b)	96,021	3,262,793

Insurance (3.8%)
Alleghany Corp. (a)	9,504	3,165,877
MBIA, Inc. (a)(b)	518,763	4,508,050
Montpelier Re Holdings Ltd. (b)(c)	273,609	4,924,962
Tower Group, Inc. (b)	145,791	3,472,742
White Mountains Insurance Group Ltd. (c)	9,873	4,148,240

Total		20,219,871

Real Estate Investment Trusts (REITs) (2.2%)
First Industrial Realty Trust, Inc. (a)(b)	298,107	3,413,325
Hatteras Financial Corp. (b)	139,261	3,931,338
UDR, Inc.	163,234	4,007,395

Total		11,352,058

Real Estate Management & Development (1.0%)
Tejon Ranch Co. (a)	148,816	5,074,626

TOTAL FINANCIALS		53,792,602

HEALTH CARE (16.1%)

Biotechnology (3.2%)
Ardea Biosciences, Inc. (a)	29,152	742,210
Arqule, Inc. (a)(b)	116,966	731,038
AVEO Pharmaceuticals, Inc. (a)(b)	57,970	1,194,762
BioMimetic Therapeutics, Inc. (a)(b)	159,252	815,370
Chelsea Therapeutics International Ltd. (a)(b)	258,433	1,318,008
Exact Sciences Corp. (a)	103,810	892,766
Genomic Health, Inc. (a)(b)	64,485	1,799,776
Human Genome Sciences, Inc. (a)(b)	194,878	4,782,306
InterMune, Inc. (a)(b)	33,095	1,186,456
Ironwood Pharmaceuticals, Inc. (a)	63,850	1,003,722
QLT, Inc. (a)(c)	107,437	774,621
Targacept, Inc. (a)(b)	38,875	819,096
YM Biosciences, Inc. (a)(b)(c)	263,249	739,730

Total		16,799,861

Health Care Equipment & Supplies (5.0%)
DexCom, Inc. (a)(b)	310,866	4,504,448
HeartWare International, Inc. (a)(b)	21,427	1,587,312
MAKO Surgical Corp. (a)(b)	59,022	1,754,724
Masimo Corp. (b)	32,290	958,367
NxStage Medical, Inc. (a)(b)	179,397	3,735,046
SonoSite, Inc. (a)	82,000	2,883,940
Volcano Corp. (a)	251,122	8,108,730
Zoll Medical Corp. (a)(b)	42,300	2,396,718

Total		25,929,285

Health Care Providers & Services (3.3%)
Catalyst Health Solutions, Inc. (a)	40,304	2,249,769
Centene Corp. (a)	58,100	2,064,293
HMS Holdings Corp. (a)(b)	58,700	4,512,269
Owens & Minor, Inc. (b)	94,671	3,265,203
Tenet Healthcare Corp. (a)(b)	872,600	5,445,024

Total		17,536,558

Health Care Technology (1.1%)
athenahealth, Inc. (a)(b)	14,466	594,553
ePocrates, Inc. (a)(b)	100,444	1,852,187
SXC Health Solutions Corp. (a)(c)	53,120	3,129,830

Total		5,576,570

Life Sciences Tools & Services (0.4%)
Fluidigm Corp. (a)(b)	59,762	1,002,209
Luminex Corp. (a)(b)	58,600	1,224,740

Total		2,226,949

Pharmaceuticals (3.1%)
Akorn, Inc. (a)(b)	621,310	4,349,170
Auxilium Pharmaceuticals, Inc. (a)	126,686	2,483,046
Cardiome Pharma Corp. (a)(c)	87,128	387,720
Corcept Therapeutics, Inc. (a)	224,244	894,733
Impax Laboratories, Inc. (a)	177,000	3,856,830
Jazz Pharmaceuticals, Inc. (a)(b)	79,000	2,634,650
MAP Pharmaceuticals, Inc. (a)(b)	54,853	876,002

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  171

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (cont.)

Pharmaceuticals (cont.)
Optimer Pharmaceuticals, Inc. (a)	66,320	$788,545

Total		16,270,696

TOTAL HEALTH CARE		84,339,919

INDUSTRIALS (14.9%)

Aerospace & Defense (0.3%)
Esterline Technologies Corp. (a)(b)	23,500	1,795,400

Commercial Services & Supplies (2.9%)
Clean Harbors, Inc. (a)	47,996	4,955,587
Corrections Corp. of America (a)	241,073	5,219,230
Higher One Holdings, Inc. (a)(b)	153,952	2,912,772
Knoll, Inc. (b)	104,146	2,090,210

Total		15,177,799

Construction & Engineering (0.1%)
Insituform Technologies, Inc., Class A (a)(b)	23,466	492,082

Electrical Equipment (0.9%)
Polypore International, Inc. (a)	72,510	4,919,078

Industrial Conglomerates (1.0%)
Tredegar Corp. (b)	289,235	5,307,462

Machinery (3.8%)
Altra Holdings, Inc. (a)	157,270	3,772,907
Chart Industries, Inc. (a)	107,068	5,779,531
Greenbrier Companies, Inc. (a)	78,900	1,559,064
Middleby Corp. (a)(b)	23,830	2,240,973
Robbins & Myers, Inc.	58,000	3,065,300
Trimas Corp. (a)(b)	77,900	1,928,025
Westport Innovations, Inc. (a)(b)(c)	57,075	1,370,942

Total		19,716,742

Marine (1.4%)
Alexander & Baldwin, Inc.	155,280	7,478,285

Professional Services (0.4%)
On Assignment, Inc. (a)(b)	164,160	1,613,693
Resources Connection, Inc.	26,597	320,228

Total		1,933,921

Road & Rail (2.6%)
Genesee & Wyoming, Inc., Class A (a)(b)	45,000	2,638,800
Kansas City Southern (a)	41,384	2,455,313
Old Dominion Freight Line, Inc. (a)(b)	187,655	6,999,531
Zipcar, Inc. (a)(b)	74,950	1,529,730

Total		13,623,374

Trading Companies & Distributors (1.5%)
DXP Enterprises, Inc. (a)(b)	59,600	1,510,860
Titan Machinery, Inc. (a)	103,183	2,969,607
WESCO International, Inc. (a)(b)	64,262	3,475,931

Total		7,956,398

TOTAL INDUSTRIALS		78,400,541

INFORMATION TECHNOLOGY (25.2%)

Communications Equipment (2.5%)
Aruba Networks, Inc. (a)(b)	325,697	9,624,346
Ixia (a)(b)	179,800	2,301,440
ShoreTel, Inc. (a)(b)	100,900	1,029,180

Total		12,954,966

Computers & Peripherals (1.1%)
Fusion-io, Inc. (a)(b)	76,745	2,309,257
Smart Technologies, Inc., Class A (a)(c)	20,453	116,582
Stratasys, Inc. (a)	98,465	3,318,271

Total		5,744,110

Electronic Equipment, Instruments & Components (1.0%)
FARO Technologies, Inc. (a)	14,446	632,735
Rofin-Sinar Technologies, Inc. (a)	38,400	1,311,360
Universal Display Corp. (a)(b)	93,735	3,289,161

Total		5,233,256

Internet Software & Services (7.5%)
AOL, Inc. (a)(b)	182,635	3,627,131
comScore, Inc. (a)(b)	54,600	1,414,140
Demand Media, Inc. (a)(b)	45,000	609,750
Envestnet, Inc. (a)(b)	156,100	2,318,085
IntraLinks Holdings, Inc. (a)	222,650	3,847,392
LivePerson, Inc. (a)(b)	74,050	1,047,067
LogMeIn, Inc. (a)(b)	75,940	2,929,006
LoopNet, Inc. (a)	97,954	1,800,395
Marchex, Inc. (b)	87,000	772,560
MercadoLibre, Inc.	18,180	1,442,401
OpenTable, Inc. (a)	31,600	2,626,592
Perficient, Inc. (a)(b)	124,280	1,275,113
QuinStreet, Inc. (a)	35,800	464,684
SciQuest, Inc. (a)	135,494	2,315,592
support.com, Inc. (a)(b)	132,700	636,960
ValueClick, Inc. (a)(b)	347,694	5,771,720
Velti PLC (a)(c)	49,832	842,659
VistaPrint NV (a)(c)	62,030	2,968,135
Youku.com, Inc., ADR (a)(b)(c)	85,433	2,934,624

Total		39,644,006

IT Services (1.2%)
Gartner, Inc. (a)	28,200	1,136,178
Sapient Corp. (a)	75,600	1,136,268
Syntel, Inc. (b)	23,200	1,371,584
Wright Express Corp. (a)	48,510	2,525,916

Total		6,169,946

Semiconductors & Semiconductor Equipment (3.6%)
Cavium, Inc. (a)(b)	35,600	1,551,804
Entegris, Inc. (a)	264,920	2,680,990
EZchip Semiconductor Ltd. (a)(b)(c)	51,400	1,900,258
MaxLinear, Inc., Class A (a)(b)	194,701	1,686,111
Micrel, Inc. (b)	322,761	3,414,811
Netlogic Microsystems, Inc. (a)	64,410	2,603,452
Power Integrations, Inc. (b)	96,850	3,721,946
Silicon Laboratories, Inc. (a)(b)	30,750	1,268,745

Total		18,828,117

Software (8.3%)
Advent Software, Inc. (a)	159,673	4,497,989
Allot Communications Ltd. (a)(b)	75,900	1,388,211
Ariba, Inc. (a)	32,790	1,130,271
Fortinet, Inc. (a)	244,880	6,682,775
Longtop Financial Technologies Ltd., ADR (a)(b)(c)(d)	86,925	260,775
MicroStrategy, Inc., Class A (a)(b)	11,518	1,873,748
Pegasystems, Inc. (b)	88,069	4,099,612
PROS Holdings, Inc. (a)(b)	231,082	4,041,624
QLIK Technologies, Inc. (a)(b)	70,710	2,408,383
Radiant Systems, Inc. (a)(b)	96,000	2,006,400
RealPage, Inc. (a)(b)	71,100	1,882,017
SuccessFactors, Inc. (a)	93,090	2,736,846
Synchronoss Technologies, Inc. (a)(b)	98,600	3,128,578
Take-Two Interactive Software, Inc. (a)(b)	107,975	1,649,858
Taleo Corp., Class A (a)	38,400	1,421,952
Ultimate Software Group, Inc. (a)(b)	77,486	4,217,563

Total		43,426,602

TOTAL INFORMATION TECHNOLOGY		132,001,003

MATERIALS (4.1%)

Chemicals (3.5%)
Albemarle Corp.	107,410	7,432,772
LSB Industries, Inc. (a)(b)	33,400	1,433,528
NewMarket Corp. (b)	45,952	7,844,466
Solutia, Inc. (a)	76,200	1,741,170

Total		18,451,936

Construction Materials (0.6%)
Martin Marietta Materials, Inc. (b)	37,334	2,985,600

TOTAL MATERIALS		21,437,536

Total Common Stocks
(Cost: $408,990,988)		$518,029,874

Limited Partnerships 1.0%

ENERGY (1.0%)

Oil, Gas & Consumable Fuels (1.0%)
Kinder Morgan Management LLC (e)	75,995	$4,984,512

TOTAL ENERGY		4,984,512

Total Limited Partnerships
(Cost: $4,012,697)		$4,984,512

	Shares	Value

Money Market Fund 2.3%
Columbia Short-Term Cash Fund, 0.166% (f)(g)	12,175,139	$12,175,139

Total Money Market Fund
(Cost: $12,175,139)		$12,175,139

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 26.8%

Asset-Backed Commercial Paper (3.4%)
Antalis US Funding Corp.
08/05/11	0.280%	$4,996,461	$4,996,461
Cancara Asset Securitisation LLC
07/13/11	0.150%	2,999,625	2,999,625
Rheingold Securitization
09/12/11	0.430%	4,994,386	4,994,386
Scaldis Capital LLC
07/01/11	0.200%	4,999,972	4,999,972

Total			17,990,444

The accompanying Notes to Financial Statements are an integral part of this statement.

172  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Partners Small Cap Growth Fund

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (10.8%)
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.230%	$5,000,000	$5,000,000
Barclays Bank PLC
09/15/11	0.310%	4,000,000	4,000,000
Clydesdale Bank PLC
07/21/11	0.280%	4,996,464	4,996,464
Commerzbank AG
07/20/11	0.220%	5,000,000	5,000,000
DZ Bank AG
07/12/11	0.200%	4,000,000	4,000,000
Development Bank of Singapore Ltd.
07/18/11	0.180%	2,000,000	2,000,000
KBC Bank NV
07/05/11	0.300%	5,000,000	5,000,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
Lloyds Bank PLC
10/03/11	0.260%	3,500,000	3,500,000
National Bank of Canada
11/18/11	0.186%	3,000,000	3,000,000
Nationwide Building Society
08/23/11	0.250%	4,996,807	4,996,807
Societe Generale
09/23/11	0.410%	3,000,000	3,000,000
Union Bank of Switzerland
12/09/11	0.239%	5,000,000	5,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	2,000,000	2,000,000

Total			56,493,271

Commercial Paper (1.9%)
Danske Corp.
07/11/11	0.240%	4,998,433	4,998,433
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,834	4,998,834

Total			9,997,267

Money Market Fund (0.9%)
JPMorgan Prime Money Market Fund, 0.010% (f)		5,000,000	5,000,000

Other Short-Term Obligations (1.0%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	3,000,000	3,000,000
Natixis Financial Products LLC
07/01/11	0.370%	2,000,000	2,000,000

Total			5,000,000

Repurchase Agreements (8.8%)
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $3,000,008 (h)
	0.100%	3,000,000	3,000,000
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $14,000,012 (h)
	0.030%	14,000,000	14,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004 (h)
	0.030%	5,000,000	5,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $5,000,014 (h)
	0.100%	5,000,000	5,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $10,000,033 (h)
	0.120%	10,000,000	10,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $9,202,029 (h)
	0.080%	9,202,009	9,202,009

Total			46,202,009

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $140,682,991)			$140,682,991

Total Investments
(Cost: $565,861,815)			$675,872,516
Other Assets & Liabilities, Net			(151,344,009)

Net Assets			$524,528,507

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 7.05% of net assets.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $260,775, which represents 0.05% of net assets.

(e)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At June 30, 2011, there was no capital committed to the LLC or LP for future investment.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(g)	Investments in affiliates during the period ended June 30, 2011:

			Sales Cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	Cost	income	Value
Columbia Short-Term Cash Fund	$4,581,311	$87,569,327	$(79,975,499)	$—	$12,175,139	$8,625	$12,175,139

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  173

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

Notes to Portfolio of Investments (continued)

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)
Security description	Value
Fannie Mae Interest Strip	$31,902
Fannie Mae Pool	1,194,039
Fannie Mae Principal Strip	89,153
Fannie Mae REMICS	70,558
Federal Home Loan Banks	26,590
Federal National Mortgage Association	81,714
Freddie Mac Non Gold Pool	562,446
Freddie Mac REMICS	358,303
Ginnie Mae II Pool	206,900
Government National Mortgage Association	50,623
United States Treasury Note/Bond	387,772

Total Market Value of Collateral Securities	$3,060,000

Citigroup Global Markets, Inc. (0.030%)
Security description	Value
Fannie Mae REMICS	$4,891,274
Fannie Mae-Aces	243,353
Freddie Mac REMICS	6,972,506
Government National Mortgage Association	2,172,867

Total Market Value of Collateral Securities	$14,280,000

Natixis Financial Products, Inc. (0.030%)
Security description	Value
Fannie Mae Interest Strip	$115,945
Fannie Mae REMICS	2,834,033
Federal Farm Credit Bank	367,345
Freddie Mac REMICS	836,677
Government National Mortgage Association	946,004

Total Market Value of Collateral Securities	$5,100,004

Nomura Securities (0.100%)
Security description	Value
Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

174  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Partners Small Cap Growth Fund

Notes to Portfolio of Investments (continued)

Pershing LLC (0.120%)
Security description	Value
Fannie Mae Pool	$88,777
Fannie Mae REMICS	2,487,611
Fannie Mae Whole Loan	15,831
Freddie Mac Reference REMIC	238,101
Freddie Mac REMICS	6,358,180
Freddie Mac Strips	101,274
Government National Mortgage Association	910,226

Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$9,386,091

Total Market Value of Collateral Securities	$9,386,091

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  175

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

176  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Partners Small Cap Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$79,047,408	$—	$—	$79,047,408
Consumer Staples	37,180,136	—	—	37,180,136
Energy	31,830,729	—	—	31,830,729
Financials	53,792,602	—	—	53,792,602
Health Care	84,339,919	—	—	84,339,919
Industrials	78,400,541	—	—	78,400,541
Information Technology	132,001,003	—	—	132,001,003
Materials	21,437,536	—	—	21,437,536

Total Equity Securities	518,029,874	—	—	518,029,874

Other
Limited Partnerships	4,984,512	—	—	4,984,512
Affiliated Money Market Fund(c)	12,175,139	—	—	12,175,139
Investments of Cash Collateral Received for Securities on Loan	5,000,000	135,682,991	—	140,682,991

Total Other	22,159,651	135,682,991	—	157,842,642

Total	$540,189,525	$135,682,991	$—	$675,872,516

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  177

Portfolio of Investments

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Agency (a) 139.1%

Federal Home Loan Mortgage Corp. (b)
01/01/40- 01/01/41	4.000%	$1,037,705	$1,038,656
03/01/28- 02/01/38	5.000%	1,035,283	1,105,000
01/01/38- 03/01/38	5.500%	1,662,468	1,799,941
04/01/36- 11/01/39	6.000%	17,429,267	19,186,148
Federal Home Loan Mortgage Corp. (b)(c) CMO Series 2863 Class FM
10/15/31	0.687%	17,700,692	17,759,593
CMO Series 3671 Class QF
12/15/36	0.687%	8,882,588	8,916,672
Federal Home Loan Mortgage Corp. (b)(d)
07/01/41	4.000%	27,000,000	26,974,674
07/01/41	4.500%	82,000,000	84,703,458
07/01/41	5.000%	39,000,000	41,376,582
07/01/41	5.500%	32,000,000	34,564,992
07/01/41	6.000%	19,000,000	20,867,339
Federal Home Loan Mortgage Corp. (b)(h) CMO IO Series 2980 Class SL
11/15/34	14.840%	1,377,753	259,082
Federal National Mortgage Association (b)
01/01/21- 02/01/41	3.500%	177,952,349	172,307,319
10/01/25- 04/01/41	4.000%	311,116,980	311,822,764
03/01/24- 03/01/41	4.500%	21,575,847	22,912,312
06/01/17- 05/01/37	5.000%	16,915,088	18,143,195
11/01/13- 06/01/38	5.500%	57,771,162	62,765,420
03/01/23- 12/01/39	6.000%	42,734,273	47,022,282
Federal National Mortgage Association (b)(c) CMO Series 2003-W8 Class 3F1
05/25/42	0.586%	9,068,660	9,007,094
CMO Series 2010-38 Class JF
04/25/40	1.086%	12,425,297	12,574,536
CMO Series 2010-54 Class DF
05/25/37	0.436%	16,733,723	16,585,588
CMO Series 2010-54 Class TF
04/25/37	0.736%	14,604,230	14,713,306
Federal National Mortgage Association (b)(c)(e) CMO Series 2011-59 Class FA
07/25/41	0.794%	21,000,000	21,053,019
Federal National Mortgage Association (b)(d)
07/01/26	4.000%	42,000,000	43,745,604
07/01/41	4.500%	124,000,000	128,281,844
07/01/26- 07/01/41	5.000%	74,400,000	79,095,373
07/01/26- 08/01/41	5.500%	61,000,000	65,913,913
07/01/41	6.000%	3,000,000	3,295,314
08/01/30- 02/01/39	6.500%	29,990,124	34,033,934
Government National Mortgage Association (b)
11/15/40- 03/15/41	3.500%	135,673,701	131,900,273
08/15/33- 03/20/41	4.500%	82,966,343	87,722,968
08/15/37- 12/15/39	5.500%	2,047,440	2,255,696
Government National Mortgage Association (b)(c) CMO Series 2011-H08 Class FA
02/20/61	0.810%	20,856,647	20,808,677
Government National Mortgage Association (b)(d)
07/01/41	4.000%	53,750,000	54,749,427
07/01/41	5.000%	16,000,000	17,330,000
08/01/41	5.500%	26,500,000	29,100,445
07/01/41	6.500%	5,000,000	5,681,250
Government National Mortgage Association (b)(h) CMO IO Series 2011-64 Class IX
10/16/44	1.000%	74,909,301	5,410,452
CMO IO Series 2011-78 Class IX
08/16/46	1.000%	65,000,000	5,142,782

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,673,295,746)			$1,681,926,924

Residential Mortgage-Backed Securities — Non-Agency 6.9%

CC Mortgage Funding Corp. CMO Series 2004-1A Class A1 (AMBAC) (b)(c)(f)
01/25/35	0.466%	$102,981	$76,526
Citigroup Mortgage Loan Trust, Inc. CMO Series 2005-4 Class A (b)(c)
08/25/35	5.340%	2,149,381	2,087,961
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1 (b)(c)(f)
10/25/47	1.441%	8,484,197	8,470,152
JP Morgan Chase Commercial Mortgage Securities Corp. CMO IO Series 2011-C3 Class XA (b)(f)(h)
02/15/46	6.090%	64,848,377	4,829,278
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A (b)(c)(f)
02/25/42	0.730%	2,579,515	2,472,052
NCUA Guaranteed Notes (b)(c) CMO Series 2010-R3 Class 2A
12/08/20	0.750%	19,067,679	19,153,335
CMO Series 2011-R4 Class 1A
03/06/20	0.570%	9,327,949	9,334,507
RiverView HECM Trust (b)(c)(f) CMO Series 2007-1 Class A
05/25/47	0.760%	7,490,836	7,455,554
CMO Series 2008-1 Class A1
09/26/41	0.936%	13,754,554	13,410,690
Thornburg Mortgage Securities Trust (b)(c) CMO Series 2006-4 Class A2B
07/25/36	0.314%	4,272,253	4,207,063
CMO Series 2006-5 Class A1
10/25/46	0.306%	3,920,453	3,896,578
WaMu Mortgage Pass-Through Certificates (b)(c) CMO Series 2003-AR10 Class A7
10/25/33	2.624%	5,080,369	4,995,913
CMO Series 2003-AR9 Class 1A6
09/25/33	2.714%	3,737,531	3,574,837

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $83,760,929)			$83,964,446

Commercial Mortgage-Backed Securities — Non-Agency 3.1%

BCRR Trust (b)(f) Series 2010-LEAF Class 24A
04/22/35	4.230%	$495,326	$495,241
Series 2010-LEAF Class 37A
03/22/34	4.230%	4,125,000	4,198,349
Series 2010-LEAF Class 3A
02/22/41	4.230%	4,997,627	5,080,165
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4 (b)(c)
12/10/49	5.886%	2,914,000	3,181,523
DBUBS Mortgage Trust Series 2011-LC2A Class A1FL (b)(c)(f)
06/10/21	1.535%	6,000,000	6,000,000
Greenwich Capital Commercial Funding Corp. Series 2006-FL4A Class A2 (b)(c)(f)
11/05/21	0.325%	776,728	759,692
JP Morgan Chase Commercial Mortgage Securities Corp. (b)(f)(h) CMO IO Series 2010-C1 Class XA
06/15/43	6.050%	74,614,000	6,187,060
JP Morgan Chase Commercial Mortgage Securities Corp. (b)(f) Series 2011-C3 Class A3
02/15/46	4.388%	5,100,000	5,185,014
Sovereign Commercial Mortgage Securities Trust Series 2007-C1 Class A2 (b)(c)(f)
07/22/30	5.938%	3,476,790	3,612,762
UBS Commercial Mortgage Trust Series 2007-FL1 Class A1 (b)(c)(f)
07/15/24	1.087%	3,258,532	3,075,217

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $37,338,108)			$37,775,023

Asset-Backed Securities — Non-Agency 3.0%

Citibank Omni Master Trust Series 2009-A8 Class A8 (c)(f)
05/16/16	2.287%	$21,500,000	$21,758,780
SLM Student Loan Trust (c)(f) Series 2009-D Class A
08/17/43	3.500%	7,446,620	7,460,131
Series 2009B Class A1
07/15/42	6.187%	6,915,787	6,584,100

Total Asset-Backed Securities — Non-Agency
(Cost: $35,967,667)			$35,803,011

The accompanying Notes to Financial Statements are an integral part of this statement.

178  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

	Coupon	Principal
Issuer	rate	amount	Value

U.S. Treasury Obligations 3.1%

U.S. Treasury
11/30/12	0.500%	$25,000,000	$25,061,525
02/15/21	3.625%	3,700,000	3,858,116
U.S. Treasury (d)
11/30/12	0.500%	8,000,000	8,019,688

Total U.S. Treasury Obligations
(Cost: $36,779,810)			$36,939,329

U.S. Government & Agency Obligations 11.0%

Federal Home Loan Mortgage Corp. (d)
08/01/40	4.000%	$16,000,000	$15,937,504
Federal National Mortgage Association (d)
08/01/25	4.500%	17,500,000	18,514,458
08/01/40	4.500%	27,000,000	27,847,962
Government National Mortgage Association (d)
07/01/40	6.000%	21,000,000	23,395,302
08/01/40	4.000%	25,000,000	25,390,625
08/01/40	5.000%	20,000,000	21,603,120

Total U.S. Government & Agency Obligations
(Cost: $132,696,270)			$132,688,971

Repurchase Agreements 0.2%

Credit Suisse Securities (USA) LLC dated 06/30/11, matures 07/01/11, repurchase price $2,900,001 (collateralized by: U.S. Treasury Note total market value $2,900,000)
	0.010%	$2,900,000	$2,900,000

Total Repurchase Agreements
(Cost: $2,900,000)			$2,900,000

Total Investments
(Cost: $2,002,738,530) (g)			$2,011,997,704
Other Assets & Liabilities, Net			(802,546,999)

Net Assets			$1,209,450,705

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2011:

	Principal	Settlement	Proceeds
Security description	amount	date	receivable	Value
Federal National Mortgage Association
07/01/26 3.500%	$5,000,000	07/19/11	$5,102,187	$5,090,625
08/01/40 4.000	10,000,000	08/11/11	10,007,813	9,970,310
07/01/41 3.500	129,000,000	07/14/11	125,132,813	123,356,250
07/01/41 4.000	262,000,000	07/14/11	264,014,375	262,000,000
08/01/41 5.000	46,000,000	08/11/11	48,843,594	48,745,648
Government National Mortgage Association
07/01/41 3.500	120,965,000	07/20/11	118,092,269	117,373,791
07/01/41 4.500	35,000,000	07/20/11	36,935,312	36,858,752
08/01/40 4.500	34,000,000	08/18/11	35,776,094	35,763,750

(b)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $21,053,019, which represents 1.74% of net assets.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $107,110,763 or 8.86% of net assets.

(g)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$1,081	$—	$(1,081)	$—	$—	$—	$—

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2011.

Abbreviation Legend

AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
IO	Interest Only

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  179

Portfolio of Investments (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Residential Mortgage-Backed Securities — Agency	$—	$1,661,118,247	$20,808,677	$1,681,926,924
Residential Mortgage-Backed Securities — Non-Agency	—	70,553,756	13,410,690	83,964,446
Commercial Mortgage-Backed Securities — Non-Agency	—	37,775,023	—	37,775,023
Asset-Backed Securities — Non-Agency	—	35,803,011	—	35,803,011
U.S. Treasury Obligations	36,939,329	—	—	36,939,329
U.S. Government & Agency Obligations	—	132,688,971	—	132,688,971

Total Bonds	36,939,329	1,937,939,008	34,219,367	2,009,097,704

Short-Term Securities
Repurchase Agreements	—	2,900,000	—	2,900,000

Total Short-Term Securities	—	2,900,000	—	2,900,000

Total	$36,939,329	$1,940,839,008	$34,219,367	$2,011,997,704

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The accompanying Notes to Financial Statements are an integral part of this statement.

180  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Fair Value Measurements (continued)

Certain Residential Mortgage-Backed Securities – Agency and Non-Agency classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed
	Securities —	Securities —
	Agency	Non-Agency	Total
Balance as of December 31, 2010	$—	$33,454,462	$33,454,462
Accrued discounts/premiums	(18)	—	(18)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	(49,593)	(68,772)	(118,365)
Sales	(143,353)	—	(143,353)
Purchases	21,001,641	—	21,001,641
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(19,975,000)	(19,975,000)

Balance as of June 30, 2011	$20,808,677	$13,410,690	$34,219,367

Financial assets were transferred from Level 3 to Level 2 due to a vendor providing pricing and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $(118,365), which is comprised of Residential Mortgage-Backed Securities — Agency of $(49,593) and Residential Mortgage-Backed Securities — Non-Agency of $(68,772).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  181

Portfolio of Investments
Variable Portfolio – Pyramis® International Equity Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.5%

AUSTRALIA (8.8%)
Australia & New Zealand Banking Group Ltd. (a)	500,300	$11,859,531
BHP Billiton Ltd. (a)	163,334	7,719,317
Billabong International Ltd. (a)	221,439	1,434,838
Commonwealth Bank of Australia(a)	209,804	11,816,209
CSL Ltd. (a)	181,087	6,436,925
Foster’s Group Ltd. (a)	890,949	4,921,277
Incitec Pivot Ltd. (a)	336,364	1,400,866
Macquarie Group Ltd. (a)	83,700	2,823,660
MAp Group(a)	1,929,100	6,927,435
Medusa Mining Ltd. (a)	119,054	842,209
Newcrest Mining Ltd. (a)	230,680	9,347,098
Origin Energy Ltd. (a)	252,040	4,285,371
OZ Minerals Ltd. (a)	81,184	1,155,241
QBE Insurance Group Ltd. (a)	105,814	1,963,912
Rio Tinto Ltd. (a)	124,485	11,142,497
Suncorp-Metway Ltd. (a)	273,996	2,394,965
Telstra Corp., Ltd. (a)	1,387,009	4,309,977
Treasury Wine Estates Ltd. (a)(b)	376,736	1,373,833
Wesfarmers Ltd. (a)	97,411	3,338,455
Westfield Group (a)	423,800	3,950,046
Woodside Petroleum Ltd. (a)	32,800	1,447,039

Total		100,890,701

AUSTRIA (0.4%)
Erste Group Bank AG (a)	30,920	1,620,917
Verbund AG (a)	68,422	2,976,664

Total		4,597,581

BELGIUM (1.2%)
Ageas (a)	1,022,900	2,775,363
KBC Groep NV (a)(c)	81,222	3,191,948
Umicore SA (a)	144,200	7,864,686

Total		13,831,997

BERMUDA (0.4%)
Li & Fung Ltd. (a)(c)	2,008,000	4,013,368
Orient Overseas International Ltd. (a)	63,000	407,317

Total		4,420,685

DENMARK (2.4%)
Carlsberg A/S, Series B (a)	39,575	4,304,976
Danske Bank AS (a)(b)	199,888	3,701,702
Novo Nordisk A/S, Series B (a)	139,100	17,457,139
William Demant Holding AS (a)(b)(c)	24,875	2,245,008

Total		27,708,825

FINLAND (0.4%)
Fortum OYJ (a)	97,100	2,811,966
Sampo OYJ, Series A (a)	64,800	2,092,705

Total		4,904,671

FRANCE (10.1%)
Air Liquide SA (a)	21,000	3,009,989
Alstom SA (a)(c)	109,114	6,728,009
AXA SA (a)	354,400	8,053,331
BNP Paribas SA (a)	148,000	11,424,337
Cap Gemini SA (a)	58,900	3,450,718
Christian Dior SA (a)	14,700	2,312,916
Credit Agricole SA (a)(c)	339,362	5,103,343
Danone (a)	77,100	5,752,446
Eiffage SA (a)(c)	28,900	1,912,322
Iliad SA (a)(c)	23,900	3,206,958
L’Oreal SA (a)	53,760	6,982,102
LVMH Moet Hennessy Louis Vuitton SA (a)	38,922	7,004,542
PPR (a)	32,700	5,823,163
Safran SA (a)	131,700	5,624,500
Sanofi (a)	175,066	14,074,658
Schneider Electric SA (a)	48,000	8,018,748
Societe Generale SA (a)(c)	165,017	9,792,129
Vallourec SA (a)	10,600	1,291,060
VINCI SA (a)	82,600	5,290,787

Total		114,856,058

GERMANY (8.1%)
Allianz SE (a)	30,833	4,307,152
BASF SE (a)	89,600	8,779,600
Bayer AG (a)	113,399	9,116,860
BMW AG (a)	71,409	7,125,533
Deutsche Boerse AG (a)	60,300	4,582,067
Fresenius Medical Care AG & Co. KGaA (a)	46,300	3,461,166
GEA Group AG (a)	78,485	2,809,523
HeidelbergCement AG (a)	44,800	2,860,159
K+S AG (a)	16,300	1,252,784
Lanxess AG (a)	37,900	3,110,774
Linde AG (a)	45,532	7,982,811
MAN SE (a)(c)	28,963	3,862,383
Metro AG (a)	54,700	3,314,916
SAP AG (a)	147,055	8,903,261
Siemens AG (a)	113,542	15,592,629
ThyssenKrupp AG (a)	63,800	3,315,438
Wacker Chemie AG (a)	11,200	2,421,634

Total		92,798,690

GUERNSEY (0.3%)
Resolution Ltd. (a)	674,800	3,184,081

HONG KONG (2.1%)
AIA Group Ltd. (a)(b)	1,745,800	6,046,148
Cheung Kong Holdings Ltd. (a)(c)	233,000	3,421,614
Hang Seng Bank Ltd. (a)(c)	209,100	3,344,842
Henderson Land Development Co., Ltd. (a)(c)	399,000	2,580,151
SJM Holdings Ltd. (a)	650,000	1,546,272
Swire Pacific Ltd., Series A (a)	220,500	3,246,408
Wharf Holdings Ltd. (a)	589,000	4,107,404

Total		24,292,839

ISRAEL (0.2%)
Mizrahi Tefahot Bank Ltd. (a)	249,500	2,655,410

ITALY (2.4%)
Enel SpA (a)(c)	1,519,252	9,922,955
Fiat Industrial SpA (a)(b)(c)	301,400	3,889,969
Intesa Sanpaolo SpA (a)	976,688	2,600,407
Saipem SpA (a)	210,723	10,878,644

Total		27,291,975

JAPAN (19.5%)
ABC-Mart, Inc. (a)(c)	49,100	1,991,284
Air Water, Inc. (a)	112,000	1,349,225
Aisin Seiki Co., Ltd. (a)	67,100	2,596,472
Asahi Glass Co., Ltd. (a)(c)	244,000	2,855,357
Astellas Pharma, Inc. (a)	95,000	3,686,104
Bridgestone Corp. (a)	168,200	3,875,416
Chiyoda Corp. (a)	112,000	1,291,024
Chubu Electric Power Co., Inc. (a)	191,100	3,731,940
Coca-Cola West Co., Ltd. (a)(c)	72,500	1,389,184
Dena Co., Ltd. (a)	35,300	1,518,129
Denso Corp. (a)	85,300	3,172,517
Elpida Memory, Inc. (a)(b)	175,200	2,063,634
Fanuc Corp. (a)	36,500	6,103,642
Fuji Heavy Industries Ltd. (a)	245,000	1,903,900
FUJIFILM Holdings Corp. (a)	99,000	3,087,710
Fujitsu Ltd. (a)	175,000	1,000,282
Gree, Inc. (a)(b)(c)	79,500	1,737,929
Hirose Electric Co., Ltd. (a)(c)	19,700	2,019,428
Hitachi High-Technologies Corp. (a)	49,600	1,086,765
Hitachi Ltd. (a)	378,000	2,243,431
Hitachi Metals Ltd. (a)	81,000	1,144,577
Honda Motor Co., Ltd. (a)	116,300	4,480,682
Hoya Corp. (a)(c)	110,300	2,441,881
ITOCHU Corp. (a)	359,400	3,738,067
Japan Tobacco, Inc. (a)	1,275	4,921,592
JSR Corp. (a)	135,000	2,616,726
Kamigumi Co., Ltd. (a)	155,000	1,448,599
KDDI Corp. (a)	627	4,511,226
Kubota Corp. (a)	224,000	1,987,231
Lawson, Inc. (a)	17,300	907,575
Makita Corp. (a)	39,000	1,817,359
Marubeni Corp. (a)	153,000	1,016,809
Mazda Motor Corp. (a)(b)	471,000	1,241,180
Mitsubishi Chemical Holdings Corp. (a)	100,000	708,614
Mitsubishi Corp. (a)	226,000	5,644,996
Mitsubishi Estate Co., Ltd. (a)	216,000	3,790,790
Mitsubishi Materials Corp. (a)	477,000	1,502,905
Mitsubishi Tanabe Pharma Corp. (a)	318,800	5,335,635
Mitsubishi UFJ Financial Group, Inc. (a)	883,800	4,307,055
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	35,040	1,356,083

The accompanying Notes to Financial Statements are an integral part of this statement.

182  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Pyramis® International Equity Fund

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (cont.)
Mitsui & Co., Ltd. (a)	336,000	$5,809,482
Mitsui Chemicals, Inc. (a)	441,000	1,606,941
MS&AD Insurance Group Holdings, Inc. (a)	68,300	1,598,688
NHK Spring Co., Ltd. (a)	106,000	1,083,965
Nintendo Co., Ltd. (a)	3,300	619,701
Nippon Electric Glass Co., Ltd. (a)	100,000	1,283,114
Nippon Telegraph & Telephone Corp. (a)	92,000	4,437,328
Nippon Yusen KK (a)(c)	599,000	2,225,485
Nitto Denko Corp. (a)	35,700	1,813,958
NKSJ Holdings, Inc. (a)	350,000	2,310,065
NOK Corp. (a)	64,900	1,112,233
Nomura Holdings, Inc. (a)	168,500	831,496
NSK Ltd. (a)	231,000	2,306,128
NTT DoCoMo, Inc. (a)	1,106	1,975,251
Obayashi Corp. (a)	294,000	1,284,123
ORIX Corp. (a)(c)	45,700	4,445,322
Panasonic Corp. (a)	170,500	2,085,090
Promise Co., Ltd. (a)(b)(c)	249,450	2,123,918
Rakuten, Inc. (a)(c)	3,216	3,328,639
Rohto Pharmaceutical Co., Ltd. (a)	126,000	1,433,929
Sekisui House Ltd. (a)	254,000	2,365,016
Seven & I Holdings Co., Ltd. (a)	142,200	3,824,323
Shin-Etsu Chemical Co., Ltd. (a)	70,300	3,768,204
SMC Corp. (a)	16,300	2,938,401
SoftBank Corp. (a)	126,700	4,798,420
Sony Corp. (a)	88,300	2,329,819
Sony Financial Holdings, Inc. (a)	140,600	2,541,991
Start Today Co., Ltd. (a)(c)	98,700	1,970,948
Sumitomo Chemical Co., Ltd. (a)	413,000	2,062,148
Sumitomo Heavy Industries Ltd. (a)	185,000	1,291,277
Sumitomo Mitsui Financial Group, Inc. (a)	353,200	10,890,813
Sumitomo Mitsui Trust Holdings, Inc. (a)	953,599	3,319,223
T&D Holdings, Inc. (a)	81,000	1,927,975
TDK Corp. (a)	52,500	2,895,976
Terumo Corp. (a)	57,400	3,107,325
Tokyo Electron Ltd. (a)	55,400	3,029,431
Tokyo Gas Co., Ltd. (a)	176,000	794,351
Toshiba Corp. (a)	739,000	3,896,264
Toyo Seikan Kaisha Ltd. (a)	42,900	722,297
Toyo Suisan Kaisha Ltd. (a)(c)	43,000	1,017,277
Toyota Motor Corp. (a)	354,500	14,598,022
Ube Industries Ltd. (a)	503,000	1,514,352

Total		222,941,664

NETHERLANDS (3.1%)
Aegon NV (a)(b)	697,300	4,756,635
Akzo Nobel NV (a)	16,117	1,016,685
Gemalto NV (a)(c)	47,652	2,278,656
ING Groep NV-CVA (a)(b)	590,100	7,264,320
Koninklijke Philips Electronics NV (a)	265,500	6,818,611
STMicroelectronics NV (a)(b)	213,000	2,122,327
Unilever NV-CVA (a)	341,800	11,204,420

Total		35,461,654

NORWAY (1.5%)
Aker Solutions ASA (a)	145,800	2,918,621
Storebrand ASA (a)	520,200	4,431,460
Telenor ASA (a)	341,300	5,589,067
Yara International ASA (a)	69,000	3,884,100

Total		16,823,248

PAPUA NEW GUINEA (0.2%)
Oil Search Ltd. (a)	317,443	2,272,455

PORTUGAL (0.3%)
Galp Energia SGPS SA, Series B (a)(c)	136,083	3,246,255

SINGAPORE (1.6%)
Keppel Corp., Ltd. (a)	607,700	5,498,262
Keppel Land Ltd. (a)(c)	505,000	1,492,212
Singapore Telecommunications Ltd. (a)	1,761,000	4,539,042
United Overseas Bank Ltd. (a)	412,493	6,622,637

Total		18,152,153

SPAIN (2.8%)
Banco Bilbao Vizcaya Argentaria SA (a)	804,111	9,433,598
Banco Santander SA (a)	646,550	7,466,063
Gas Natural SDG SA (a)	114,900	2,406,858
Inditex SA (a)	72,275	6,586,233
Indra Sistemas SA (a)(c)	106,500	2,197,694
Telefonica SA (a)	177,292	4,334,705

Total		32,425,151

SWEDEN (1.5%)
Assa Abloy AB, Series B (a)	59,200	1,591,096
Elekta AB, Series B (a)	111,400	5,276,582
Modern Times Group AB, Series B (a)(c)	39,900	2,634,894
Telefonaktiebolaget LM Ericsson, Class B (a)	544,802	7,855,237

Total		17,357,809

SWITZERLAND (7.3%)
Cie Financiere Richemont SA, Series A (a)	110,581	7,240,540
Kuehne & Nagel International AG (a)	43,765	6,642,181
Nestlé SA (a)	427,144	26,545,672
Roche Holding AG (a)	61,965	10,369,879
Schindler Holding AG (a)	21,478	2,610,826
Swisscom AG (a)	21,775	9,984,255
Transocean Ltd. (a)	120,375	7,831,713
UBS AG (a)(b)	694,945	12,671,432

Total		83,896,498

UNITED KINGDOM (19.9%)
AMEC PLC (a)	105,814	1,847,710
Anglo American PLC (a)	201,300	9,974,991
ARM Holdings PLC (a)	297,100	2,803,766
Barclays PLC (a)	2,782,236	11,451,396
BG Group PLC (a)	540,052	12,255,944
BHP Billiton PLC (a)	43,211	1,700,500
BP PLC (a)	1,178,608	8,675,860
British American Tobacco PLC (a)	212,100	9,296,600
British Land Co. PLC (a)	355,100	3,470,801
British Sky Broadcasting Group PLC (a)	258,400	3,510,599
BT Group PLC (a)	873,100	2,823,585
Burberry Group PLC (a)	137,300	3,195,217
Carphone Warehouse Group PLC (a)(b)	496,200	3,368,673
Diageo PLC (a)	33,302	680,394
Experian PLC (a)	183,600	2,338,198
GlaxoSmithKline PLC (a)	362,600	7,763,283
HSBC Holdings PLC (a)	1,621,228	16,090,715
IG Group Holdings PLC (a)	168,200	1,178,074
International Power PLC (a)	1,039,223	5,365,641
ITV PLC (a)(b)	1,400,200	1,606,785
Johnson Matthey PLC (a)	151,300	4,774,020
Kazakhmys PLC (a)	83,400	1,847,170
Kingfisher PLC (a)	183,700	787,784
Lloyds Banking Group PLC (a)(b)	5,451,200	4,286,965
National Grid PLC (a)	851,500	8,370,521
Pearson PLC (a)	100,900	1,904,409
Prudential PLC (a)	262,083	3,028,539
Reckitt Benckiser Group PLC (a)	174,300	9,623,158
Rio Tinto PLC (a)	68,700	4,951,231
Royal Dutch Shell PLC, Class A (a)	473,300	16,848,445
Royal Dutch Shell PLC, Series B (a)	262,674	9,375,914
SABMiller PLC (a)	129,900	4,735,694
Shire PLC (a)	319,800	9,982,971
TalkTalk Telecom Group PLC (a)	1,999,300	4,588,553
Unilever PLC (a)	164,200	5,286,471
United Business Media Ltd. (a)	203,100	1,813,998
Vodafone Group PLC (a)	5,684,100	15,079,826
William Hill PLC (a)	197,600	724,344
WPP PLC (a)	127,538	1,596,599

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  183

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (cont.)
Xstrata PLC (a)	402,200	$8,853,187

Total		227,858,531

Total Common Stocks
(Cost: $926,973,175)		$1,081,868,931

Preferred Stocks 1.5%

GERMANY (1.5%)
ProSiebenSat.1 Media AG (a)(c)	95,700	$2,713,136
Volkswagen AG (a)	70,800	14,615,159

Total		17,328,295

Total Preferred Stocks
(Cost: $12,169,177)		$17,328,295

	Shares	Value

Money Market Fund 3.9%

Columbia Short-Term Cash Fund, 0.166%(d)(e)	44,954,124	$44,954,124

Total Money Market Fund
(Cost: $44,954,124)		$44,954,124

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.3%

Asset-Backed Commercial Paper (0.4%)
Antalis US Funding Corp.
08/05/11	0.280%	$4,996,461	$4,996,461

Certificates of Deposit (1.5%)
Commerzbank AG
07/27/11	0.180%	1,000,000	1,000,000
Lloyds Bank PLC
10/03/11	0.260%	3,000,000	3,000,000
N.V. Bank Nederlandse Gemeenten
08/05/11	0.260%	3,000,000	3,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	4,000,000	4,000,000
Societe Generale
09/23/11	0.411%	1,000,000	1,000,000
Swedbank AB
08/05/11	0.240%	5,000,000	5,000,000

Total			17,000,000

Money Market Fund (0.9%)
JPMorgan Prime Money Market Fund, 0.010%(d)		10,000,000	10,000,000

Other Short-Term Obligations (0.5%)
Goldman Sachs Group, Inc. (The)
08/08/11	0.300%	4,000,000	4,000,000
07/19/11	0.300%	1,000,000	1,000,000

Total			5,000,000

Repurchase Agreements (1.0%)
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004 (f)
	0.030%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $6,676,243 (f)
	0.080%	6,676,228	6,676,228

Total			11,676,228

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $48,672,689)			$48,672,689

Total Investments
(Cost: $1,032,769,165)			$1,192,824,039
Other Assets & Liabilities, Net			(48,179,369)

Net Assets			$1,144,644,670

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2011

	Percentage of
Industry	net assets	Value
Aerospace & Defense	0.5%	$5,624,500
Auto Components	1.0	11,840,603
Automobiles	3.8	43,964,475
Beverages	1.5	17,405,357
Biotechnology	0.6	6,436,925
Building Products	0.4	4,446,453
Capital Markets	1.4	16,326,588
Chemicals	5.3	60,938,115
Commercial Banks	12.3	140,979,239
Communications Equipment	0.7	7,855,237
Computers & Peripherals	0.6	7,175,202
Construction & Engineering	0.9	9,778,256
Construction Materials	0.3	2,860,159
Consumer Finance	0.2	2,123,918
Containers & Packaging	0.1	722,297
Distributors	0.4	4,013,368
Diversified Financial Services	1.7	18,825,866
Diversified Telecommunication Services	3.8	43,813,469
Electric Utilities	1.7	19,443,526
Electrical Equipment	1.3	14,746,756
Electronic Equipment, Instruments & Components	1.3	15,058,306
Energy Equipment & Services	2.1	23,476,688
Food & Staples Retailing	1.0	11,385,269
Food Products	4.4	49,806,287
Gas Utilities	0.3	3,201,208
Health Care Equipment & Supplies	0.9	10,628,916

The accompanying Notes to Financial Statements are an integral part of this statement.

184  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Pyramis® International Equity Fund

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	net assets	Value
Health Care Providers & Services	0.3%	$3,461,167
Hotels, Restaurants & Leisure	0.2	2,270,616
Household Durables	0.6	6,779,925
Household Products	0.8	9,623,158
Independent Power Producers & Energy Traders	0.5	5,365,641
Industrial Conglomerates	2.4	27,909,502
Insurance	4.5	51,413,009
Internet & Catalog Retail	0.5	5,299,587
Internet Software & Services	0.3	3,256,058
IT Services	0.5	5,648,413
Machinery	2.7	30,907,798
Marine	0.8	9,274,983
Media	1.4	15,780,421
Metals & Mining	5.5	63,496,362
Multiline Retail	0.5	5,823,163
Multi-Utilities	0.7	8,370,521
Oil, Gas & Consumable Fuels	5.1	58,407,283
Personal Products	0.6	6,982,102
Pharmaceuticals	6.9	79,220,458
Professional Services	0.2	2,338,198
Real Estate Investment Trusts (REITs)	0.6	7,420,847
Real Estate Management & Development	1.6	18,638,579
Semiconductors & Semiconductor Equipment	0.9	10,019,158
Software	0.8	9,522,962
Specialty Retail	1.1	12,733,975
Textiles, Apparel & Luxury Goods	1.9	21,188,053
Tobacco	1.2	14,218,192
Trading Companies & Distributors	1.4	16,209,354
Transportation Infrastructure	0.7	8,376,035
Wireless Telecommunication Services	2.3	26,364,723
Other(1)	8.2	93,626,813

Total		$1,192,824,039

(1)	Cash & Cash Equivalents.

Investments in Derivatives

At June 30, 2011, $2,400,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long(Short)	Market Value	Date	Appreciation	Depreciation
E-Mini MCSI EAFE Index	300	$25,738,500	Sept. 2011	$309,558	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  185

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

Forward Foreign Currency Exchange Contracts Open at June 30, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered		be Received		Appreciation	Depreciation
CS First Boston NZ	July 1, 2011	541,336 (AUD	)	566,182 (USD	)	$—	$(14,429)

Citigroup	July 1, 2011	159,482 (EUR	)	228,993 (USD	)	—	(2,279)

Citigroup	July 1, 2011	389,898 (USD	)	271,543 (EUR	)	3,880	—

CS First Boston NZ	July 1, 2011	681,674 (USD	)	55,109,656 (JPY	)	2,876	—

Brown Brothers Harriman & Co.	July 5, 2011	585,764 (EUR	)	845,234 (USD	)	—	(4,211)

Barclays Bank PLC	July 5, 2011	100,556 (HKD	)	12,920 (USD	)	—	(2)

Total						$6,756	$(20,921)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 96.03% of net assets.

(b)	Non-income producing.

(c)	At June 30, 2011, security was partially or fully on loan.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$37,750,307	$99,244,842	$(92,041,025)	$—	$44,954,124	$42,498	$44,954,124

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.030%)
Security description	Value
Fannie Mae REMICS	$1,746,884
Fannie Mae-Aces	86,912
Freddie Mac REMICS	2,490,181
Government National Mortgage Association	776,023

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security description	Value
Freddie Mac Gold Pool	$6,809,783

Total Market Value of Collateral Securities	$6,809,783

The accompanying Notes to Financial Statements are an integral part of this statement.

186  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Pyramis® International Equity Fund

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  187

Portfolio of Investments (continued)

Variable Portfolio – Pyramis® International Equity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

188  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Pyramis® International Equity Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	Identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$—	$112,365,892	$—	$112,365,892
Consumer Staples	—	109,420,365	—	109,420,365
Energy	—	81,883,971	—	81,883,971
Financials	—	255,728,046	—	255,728,046
Health Care	—	99,747,465	—	99,747,465
Industrials	—	129,611,836	—	129,611,836
Information Technology	—	58,535,334	—	58,535,334
Materials	—	128,016,933	—	128,016,933
Telecommunication Services	—	70,178,192	—	70,178,192
Utilities	—	36,380,897	—	36,380,897
Preferred Stocks
Consumer Discretionary	—	17,328,295	—	17,328,295

Total Equity Securities	—	1,099,197,226	—	1,099,197,226

Other
Affiliated Money Market Fund(c)	44,954,124	—	—	44,954,124
Investments of Cash Collateral Received for Securities on Loan	10,000,000	38,672,689	—	48,672,689

Total Other	54,954,124	38,672,689	—	93,626,813

Investments in Securities	54,954,124	1,137,869,915	—	1,192,824,039
Derivatives(d)
Assets
Futures Contracts	309,558	—	—	309,558
Forward Foreign Currency Exchange Contracts	—	6,756	—	6,756
Liabilities
Forward Foreign Currency Exchange Contracts	—	(20,921)	—	(20,921)

Total	$55,263,682	$1,137,855,750	$—	$1,193,119,432

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  189

Portfolio of Investments
Variable Portfolio – Wells Fargo Short Duration Government Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes 1.3%

Banking (1.3%)
Nordea Eiendomskreditt AS (a)(b)(c)
04/07/14	0.666%	$22,590,000	$22,596,236

Total Corporate Bonds & Notes
(Cost: $22,590,000)			$22,596,236

Residential Mortgage-Backed Securities — Agency 34.4%

Federal Home Loan Mortgage Corp. (c)(d)
03/01/36	5.659%	$7,652,962	$8,227,088
07/01/38	5.661%	4,615,440	5,008,170
01/01/38	5.674%	2,835,507	3,074,345
07/01/38	5.726%	20,099,477	21,811,431
05/01/36	5.849%	11,529,223	12,451,702
08/01/36	5.869%	2,628,451	2,848,993
04/01/37	6.063%	1,703,861	1,851,298
09/01/37	6.159%	1,860,458	2,019,632
Structured Pass-Through Securities CMO Series T-41 Class 3A
07/25/32	7.054%	2,607,224	2,979,091
CMO Series T-51 Class 2A
08/25/42	7.500%	2,870,953	3,335,307
Federal Home Loan Mortgage Corp. (d)
11/01/37- 11/13/40	6.500%	5,947,880	6,679,103
05/01/35	7.000%	11,901,583	13,806,647
10/01/40	7.500%	4,224,929	4,872,392
CMO Series 3531 Class JA
05/15/39	4.500%	9,234,325	9,835,774
CMO Series 3560 Class DJ
03/15/39	5.000%	8,595,531	9,180,875
CMO Series 3704 Class CT
12/15/36	7.000%	3,985,074	4,555,909
CMO Series T-42 Class A5
02/25/42	7.500%	88,788	104,525
Structured Pass-Through Securities CMO Series T-55 Class 1A2
03/25/43	7.000%	2,720	3,102
CMO Series T-57 Class 1A3
07/25/43	7.500%	690,039	793,187
CMO Series T-59 Class 1A3
10/25/43	7.500%	272,665	311,576
CMO Series T-60 Class 1A2
03/25/44	7.000%	270,064	310,521
CMO Series T-60 Class 1A3
03/25/44	7.500%	112,004	129,800
Federal National Mortgage Association (c)(d)
07/01/36	5.652%	6,130,504	6,652,659
06/01/37	5.862%	14,775,518	16,067,357
CMO Series 1999-T2 Class A1
01/19/39	7.500%	513,236	586,643
CMO Series 2001-W3 Class A
09/25/41	7.000%	238,550	282,030
CMO Series 2002-W1 Class 2A
02/25/42	7.172%	898,305	1,037,484
CMO Series 2002-W6 Class 2A
06/25/42	7.187%	4,540,308	5,305,256
CMO Series 2003-W1 Class 2A
12/25/42	7.209%	436,056	509,349
CMO Series 2003-W4 Class 4A
10/25/42	7.315%	1,381,258	1,598,820
Federal National Mortgage Association (d)
07/01/21	3.500%	88,619,536	91,970,462
08/01/36- 02/01/41	6.500%	76,632,415	87,372,693
04/01/35- 08/01/36	7.000%	22,271,802	25,754,552
10/01/40	7.500%	4,663,866	5,342,459
CMO Series 2000-T6 Class A1
06/25/30	7.500%	1,035,220	1,176,079
CMO Series 2001-50 Class BA
10/25/31	7.000%	147,597	170,375
CMO Series 2001-T1 Class A1
10/25/40	7.500%	4,038,134	4,612,958
CMO Series 2001-T3 Class A1
11/25/40	7.500%	1,124,056	1,276,254
CMO Series 2001-T4 Class A1
07/25/41	7.500%	166,220	194,346
CMO Series 2001-T7 Class A1
02/25/41	7.500%	931,838	1,105,161
CMO Series 2001-T8 Class A1
07/25/41	7.500%	3,382,333	3,841,098
CMO Series 2002-14 Class A1
01/25/42	7.000%	1,166,819	1,361,941
CMO Series 2002-14 Class A2
01/25/42	7.500%	2,391,484	2,816,410
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,609,605	1,810,540
CMO Series 2002-26 Class A2
01/25/48	7.500%	2,157,583	2,495,908
CMO Series 2002-33 Class A2
06/25/32	7.500%	253,166	292,683
CMO Series 2002-T12 Class A3
05/25/42	7.500%	966,409	1,116,147
CMO Series 2002-T16 Class A2
07/25/42	7.000%	45,616	52,938
CMO Series 2002-T16 Class A3
07/25/42	7.500%	680,747	785,573
CMO Series 2002-T18 Class A4
08/25/42	7.500%	1,614,630	1,865,008
CMO Series 2002-T19 Class A3
07/25/42	7.500%	1,733,772	2,027,159
CMO Series 2002-T6 Class A2
10/25/41	7.500%	466,674	555,499
CMO Series 2002-W8 Class A3
06/25/42	7.500%	208,005	238,995
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	265,363	305,178
CMO Series 2004-W2 Class 5A
03/01/34	7.500%	558,128	644,470
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	8,287,000	9,010,162
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,802,644	2,088,531
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	3,080,367	3,594,030
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	2,732,362	3,162,154
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	169,568	196,359
CMO Series 2006-114 Class PD
12/25/36	6.000%	14,322,669	16,107,320
CMO Series 2006-4 Class PB
09/25/35	6.000%	11,630,282	12,895,350
CMO Series 2007-16 Class AB
08/25/35	6.000%	3,779,478	4,101,196
CMO Series 2008-45 Class DA
03/25/23	4.500%	6,245,350	6,638,031
CMO Series 2009-111 Class CL
03/25/38	4.500%	4,829,075	4,923,627
CMO Series 2009-19 Class TA
12/25/37	4.500%	3,827,518	4,041,485
CMO Series 2009-47 Class MT
07/25/39	7.000%	3,240,574	3,598,286
CMO Series 2009-47 Class PA
07/25/39	4.500%	8,574,530	8,970,379
CMO Series 2009-87 Class QC
08/25/37	4.000%	5,930,385	6,205,371
CMO Series 2010-64 Class BA
05/25/40	5.000%	15,022,277	15,950,402
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	2,566,369	2,959,387
Federal National Mortgage Association (d)(e)
04/01/38	7.000%	46,707,905	54,061,274
Government National Mortgage Association (d)
09/15/35	6.000%	34,984,954	39,298,070
08/15/36	6.500%	3,945,784	4,505,592
Government National Mortgage Association (d)(f)
07/01/41	4.000%	15,000,000	15,789,844

Total Residential Mortgage-Backed Securities — Agency
(Cost: $598,827,360)			$603,511,802

Commercial Mortgage-Backed Securities — Agency 1.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K007 Class A1 (d)
12/25/19	3.342%	$4,364,396	$4,479,026
Federal National Mortgage Association (d)
12/01/11	5.663%	5,028,728	5,026,055
07/01/12	6.092%	7,588,842	7,765,158
07/25/21	2.019%	6,873,000	6,907,365

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $24,215,370)			$24,177,604

Commercial Mortgage-Backed Securities — Non-Agency 4.8%

Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-6 Class A5 (d)
12/10/42	4.811%	$9,285,000	9,876,984

The accompanying Notes to Financial Statements are an integral part of this statement.

190  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Wells Fargo Short Duration Government Fund

	Coupon	Principal
Issuer	rate	amount	Value

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Bear Stearns Commercial Mortgage Securities (c)(d) Series 2004-PWR4 Class A2
06/11/41	5.286%	$5,208,065	$5,440,460
Series 2004-T16 Class A6
02/13/46	4.750%	11,406,000	12,196,521
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4 (c)(d)
01/15/12	5.014%	4,577,000	4,911,108
Developers Diversified Realty Corp. Series 2009-DDR1 Class A (b)(d)
10/14/22	3.807%	25,838,631	26,932,597
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41 (c)(d)
04/10/37	5.243%	8,907,000	9,380,340
LB-UBS Commercial Mortgage Trust (c)(d) Series 2005-C7 Class A3
11/15/30	5.611%	3,163,000	3,278,050
LB-UBS Commercial Mortgage Trust (d) Series 2005-C2 Class A4
04/15/30	4.998%	1,353,000	1,382,080
Morgan Stanley Capital I Series 2005-HQ6 Class A4A (d)
08/13/42	4.989%	9,821,344	10,628,688

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $83,590,668)			$84,026,828

Asset-Backed Securities — Non-Agency 8.3%

Avis Budget Rental Car Funding AESOP LLC Series 2001-2A Class A (b)
11/20/14	2.370%	$22,790,000	$22,948,463
Citibank Omni Master Trust (b)(c) Series 2009-A14A Class A14
08/15/18	2.937%	6,870,000	7,222,174
Series 2009-A8 Class A8
05/16/16	2.287%	16,031,000	16,223,954
MMCA Automobile Trust Series 2009A Class A4 (b)
11/15/15	6.250%	5,871,000	6,213,819
Nissan Auto Receivables Owner Trust Series 2010-A Class A4
09/15/16	1.310%	6,400,000	6,425,036
SLM Student Loan Trust (b)(c) Series 2011-B Class A1
12/16/24	1.036%	13,741,000	13,725,576
SLM Student Loan Trust (c) Series 2002-6 Class A4CP
03/15/19	0.530%	4,342,139	4,340,094
Series 2004-1 Class A3
04/25/23	0.484%	6,845,000	6,740,139
Series 2005-1 Class A2
04/27/20	0.354%	4,374,490	4,347,037
Series 2006-7 Class A4
04/25/22	0.344%	13,493,000	13,386,504
Series 2008-2 Class A2
01/25/17	0.724%	8,326,000	8,339,246
Series 2008-4 Class A3
10/25/17	1.524%	4,229,000	4,354,685
Series 2008-6-A2
10/25/17	0.824%	25,193,000	25,243,595
USAA Auto Owner Trust Series 2010-1 Class A4
09/15/15	2.140%	5,423,000	5,543,191

Total Asset-Backed Securities — Non-Agency
(Cost: $144,817,247)			$145,053,513

U.S. Treasury Obligations 42.3%

U.S. Treasury
01/31/13	0.625%	$155,068,000	$155,697,964
U.S. Treasury (e)
03/31/13	0.750%	317,440,000	319,300,198
05/31/13	0.500%	157,317,000	157,489,065
06/30/13	0.375%	73,230,000	73,109,903
U.S. Treasury (e)(f)
06/30/13	0.375%	36,263,000	36,203,529

Total U.S. Treasury Obligations
(Cost: $738,606,709)			$741,800,659

U.S. Government & Agency Obligations 5.6%

Federal Home Loan Banks
10/18/13	3.625%	$70,000,000	$74,711,980
NCUA Guaranteed Notes U.S. Government Guaranty
06/12/15	1.400%	22,905,000	22,937,296

Total U.S. Government & Agency Obligations
(Cost: $97,609,250)			$97,649,276

	Shares	Value

Money Market Fund 2.0%

Columbia Short-Term Cash Fund, 0.166% (g)(h)	35,451,881	$35,451,881

Total Money Market Fund
(Cost: $35,451,881)		$35,451,881

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.0%

Asset-Backed Commercial Paper (3.3%)
Antalis US Funding Corp.
08/05/11	0.280%	$9,992,922	$9,992,922
08/23/11	0.275%	9,992,972	9,992,972
Rhein-Main Securitisation Ltd.
07/11/11	0.481%	4,994,067	4,994,067
Royal Park Investments Funding Corp.
07/08/11	0.531%	6,991,137	6,991,137
09/16/11	0.410%	9,989,636	9,989,636
Scaldis Capital LLC
07/01/11	0.200%	14,999,917	14,999,917

Total			56,960,651

Certificates of Deposit (16.1%)
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.230%	5,000,000	5,000,000
Barclays Bank PLC
09/13/11	0.310%	10,000,000	10,000,000
Clydesdale Bank PLC
07/25/11	0.270%	9,993,255	9,993,255
Commerzbank AG
07/20/11	0.220%	15,000,000	15,000,000
07/27/11	0.180%	5,000,000	5,000,000
Credit Industrial et Commercial
12/09/11	0.440%	12,000,000	12,000,000
DZ Bank AG
07/12/11	0.200%	7,000,000	7,000,000
07/27/11	0.150%	10,000,000	10,000,000
Den Danske Bank
07/26/11	0.230%	14,994,156	14,994,156
Development Bank of Singapore Ltd.
07/18/11	0.180%	8,000,000	8,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/29/11	0.230%	5,000,000	5,000,000
08/12/11	0.300%	5,000,000	5,000,000
KBC Bank NV
07/05/11	0.300%	5,000,000	5,000,000
07/07/11	0.300%	5,000,000	5,000,000
07/27/11	0.280%	10,000,000	10,000,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
09/20/11	0.380%	10,000,000	10,000,000
Landesbank Hessen Thuringen
07/05/11	0.240%	4,998,900	4,998,900
Lloyds Bank PLC
10/03/11	0.260%	12,000,000	12,000,000
N.V. Bank Nederlandse Gemeenten
07/27/11	0.270%	15,000,000	15,000,000
National Australia Bank
11/18/11	0.211%	4,999,979	4,999,979
National Bank of Canada
11/18/11	0.186%	12,000,000	12,000,000
Nationwide Building Society
08/24/11	0.250%	9,993,615	9,993,615
Natixis
09/07/11	0.544%	12,000,000	12,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	9,000,000	9,000,000
Societe Generale
09/23/11	0.411%	5,000,000	5,000,000
Swedbank AB
08/05/11	0.240%	15,000,000	15,000,000
Union Bank of Switzerland
12/09/11	0.239%	16,000,000	16,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	10,000,000	10,000,000
08/26/11	0.300%	5,000,000	5,000,000

Total			282,979,905

Commercial Paper (1.8%)
Danske Corp.
08/02/11	0.220%	3,998,607	3,998,607

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  191

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

		Par/
	Effective	Principal/
Issuer	yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
PB Capital Corp.
08/11/11	0.501%	$4,993,681	$4,993,681
08/12/11	0.491%	2,996,407	2,996,407
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,833	4,998,833
07/18/11	0.210%	14,997,112	14,997,112

Total			31,984,640

Other Short-Term Obligations (1.1%)
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	14,000,000	14,000,000
08/08/11	0.300%	5,000,000	5,000,000

Total			19,000,000

Repurchase Agreements (0.7%)
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $13,033,176 (i)
	0.080%	$13,033,148	$13,033,148

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $403,958,344)			$403,958,344

Total Investments
(Cost: $2,149,666,829)			$2,158,226,143
Other Assets & Liabilities, Net			(404,452,279)

Net Assets			$1,753,773,864

Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 1.29% of net assets.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $115,862,818 or 6.61% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	At June 30, 2011, security was partially or fully on loan.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(h)	Investments in affiliates during the period ended June 30, 2011:

			Sales cost/			Dividends or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$78,369,813	$2,062,728,965	$(2,105,646,897)	$—	$35,451,881	$116,494	$35,451,881

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$13,293,869

Total Market Value of Collateral Securities	$13,293,869

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

The accompanying Notes to Financial Statements are an integral part of this statement.

192  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Wells Fargo Short Duration Government Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$22,596,236	$—	$22,596,236
Residential Mortgage-Backed Securities — Agency	—	603,511,802	—	603,511,802
Commercial Mortgage-Backed Securities — Agency	—	24,177,604	—	24,177,604
Commercial Mortgage-Backed Securities — Non-Agency	—	84,026,828	—	84,026,828
Asset-Backed Securities — Non-Agency	—	145,053,513	—	145,053,513
U.S. Treasury Obligations	741,800,659	—	—	741,800,659
U.S. Government & Agency Obligations	—	74,711,980	22,937,296	97,649,276

Total Bonds	741,800,659	954,077,963	22,937,296	1,718,815,918

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  193

Portfolio of Investments (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

Fair Value Measurements (continued)

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Other
Affiliated Money Market Fund(c)	$35,451,881	$—	$—	$35,451,881
Investments of Cash Collateral Received for Securities on Loan	—	403,958,344	—	403,958,344

Total Other	35,451,881	403,958,344	—	439,410,225

Total	$777,252,540	$1,358,036,307	$22,937,296	$2,158,226,143

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	U.S. Government
	Securities–	& Agency
	Agency	Obligations	Total
Balance as of December 31, 2010	$7,222,867	$—	$7,222,867
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(16,406)	—	(16,406)
Change in unrealized appreciation (depreciation)*	12,133	64,134	76,267
Sales	(7,218,594)	—	(7,218,594)
Purchases	—	22,873,162	22,873,162
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of June 30, 2011	$—	$22,937,296	$22,937,296

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $64,134, which is comprised of U.S. Government & Agency Obligations.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

194  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

	Columbia Variable	Variable Portfolio –	Variable Portfolio –
	Portfolio – Limited	AllianceBernstein	American Century
	Duration Credit	International Value	Diversified Bond
	Fund	Fund	Fund
June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,496,097,329, $1,242,452,198, $2,160,844,685)	$2,539,016,368	$1,354,917,263	$2,191,978,548
Affiliated issuers (identified cost $54,780,044, $33,587,550, $171,188,252)	54,780,044	33,587,550	171,188,252
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $236,974,069, $77,240,825, $375,961,367)	236,974,069	77,240,825	375,961,367
Repurchase agreements (identified cost $65,734,231, $35,918,800, $7,655,242)	65,734,231	35,918,800	7,655,242

Total investments (identified cost $2,853,585,673, $1,389,199,373, $2,715,649,546)	2,896,504,712	1,501,664,438	2,746,783,409
Cash	15	—	—
Foreign currency (identified cost $ — , $10,246,603, $ — )	—	10,289,872	—
Margin deposits on futures contracts	6,457,500	1,024,687	—
Unrealized appreciation on forward foreign currency exchange contracts	—	2,828,858	217,532
Receivable for:
Capital shares sold	42	3,527	—
Investments sold	6,537,714	11,555,356	10,744,121
Dividends	10,459	4,005,362	18,641
Interest	31,974,251	226,781	17,610,926
Reclaims	8,326	850,387	31,448
Variation margin on futures contracts	2,857,160	214,390	—
Expense reimbursement due from Investment Manager	15,062	—	—

Total assets	2,944,365,241	1,532,663,658	2,775,406,077

Liabilities
Disbursements in excess of cash	—	—	52,564
Due upon return of securities on loan	302,708,300	113,159,625	383,616,609
Unrealized depreciation on forward foreign currency exchange contracts	—	2,419,273	285,942
Payable for:
Investments purchased	14,507,318	15,493,854	14,954,658
Investments purchased on a delayed delivery basis	—	—	180,458,138
Capital shares purchased	2,945	1,088	1,246
Investment management fees	989,339	926,439	830,723
Distribution fees	651	240	295
Transfer agent fees	129,443	66,399	108,578
Administration fees	135,608	83,632	114,743
Other expenses	171,456	217,210	147,244

Total liabilities	318,645,060	132,367,760	580,570,740

Net assets applicable to outstanding capital stock	$2,625,720,181	$1,400,295,898	$2,194,835,337

Represented by
Paid-in capital	$2,551,402,613	$1,219,701,521	$2,136,297,494
Undistributed net investment income	35,993,399	1,095,800	27,284,559
Accumulated net realized gain (loss)	(1,090,182)	66,048,600	87,600
Unrealized appreciation (depreciation) on:
Investments	42,919,039	112,465,065	31,133,863
Foreign currency translations	—	138,147	100,231
Forward foreign currency exchange contracts	—	409,585	(68,410)
Futures contracts	(3,504,688)	437,180	—

Total — representing net assets applicable to outstanding capital stock	$2,625,720,181	$1,400,295,898	$2,194,835,337

*Value of securities on loan	$304,763,007	$107,127,431	$387,326,857

Net assets applicable to outstanding shares
Class 1	$2,622,374,845	$1,399,011,010	$2,193,309,912
Class 2	$3,345,336	$1,284,888	$1,525,425
Shares outstanding
Class 1	253,289,742	126,985,476	207,375,062
Class 2	323,882	116,809	144,404
Net asset value per share
Class 1	$10.35	$11.02	$10.58
Class 2	$10.33	$11.00	$10.56

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  195

Statement of Assets and Liabilities (continued)

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	American Century	Columbia Wanger	Columbia Wanger
	Growth	International Equities	U.S. Equities
	Fund	Fund	Fund
June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,506,514,468, $407,887,176, $534,010,589)	$1,754,147,344	$506,439,123	$718,170,750
Affiliated issuers (identified cost $36,184,503, $38,939,551, $13,546,042)	36,184,503	38,939,551	13,546,042
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $183,476,560, $17,185,834, $152,984,881)	183,476,560	17,185,834	152,984,881
Repurchase agreements (identified cost $47,384,073, $49,625,352, $21,599,216)	47,384,073	49,625,352	21,599,216

Total investments (identified cost $1,773,559,604, $513,637,913, $722,140,728)	2,021,192,480	612,189,860	906,300,889
Cash	—	1,130	—
Foreign currency (identified cost $ — , $3,014,819, $ — )	—	3,195,547	—
Unrealized appreciation on forward foreign currency exchange contracts	—	2,801	—
Receivable for:
Capital shares sold	—	56,636	64,797
Investments sold	21,738,669	1,500,907	—
Dividends	1,701,279	430,438	293,430
Interest	28,746	40,415	47,807
Reclaims	163	237,713	—
Expense reimbursement due from Investment Manager	9,002	—	—

Total assets	2,044,670,339	617,655,447	906,706,923

Liabilities
Due upon return of securities on loan	230,860,633	66,811,186	174,584,097
Unrealized depreciation on forward foreign currency exchange contracts	—	352	—
Payable for:
Investments purchased	42,292,148	1,228,495	4,565,912
Capital shares purchased	3,337,941	2,712	11,680,502
Investment management fees	882,672	404,239	485,445
Distribution fees	100	620	378
Transfer agent fees	84,156	26,358	34,096
Administration fees	76,295	35,004	44,676
Other expenses	141,705	276,877	102,178

Total liabilities	277,675,650	68,785,843	191,497,284

Net assets applicable to outstanding capital stock	$1,766,994,689	$548,869,604	$715,209,639

Represented by
Paid-in capital	$—	$448,865,929	$—
Excess of distributions over net investment income	—	(7,421,419)	—
Accumulated net realized gain	—	8,674,661	—
Unrealized appreciation (depreciation) on:
Investments	—	98,551,947	—
Foreign currency translations	—	196,037	—
Forward foreign currency exchange contracts	—	2,449	—
Partners’ capital	1,766,994,689	—	715,209,639

Total — representing net assets applicable to outstanding capital stock	$1,766,994,689	$548,869,604	$715,209,639

*Value of securities on loan	$228,446,016	$64,543,753	$172,345,598

Net assets applicable to outstanding shares
Class 1	$1,766,517,496	$545,587,853	$713,073,859
Class 2	$477,193	$3,281,751	$2,135,780
Shares outstanding
Class 1	147,591,424	44,377,938	54,107,014
Class 2	39,987	266,847	162,522
Net asset value per share
Class 1	$11.97	$12.29	$13.18
Class 2	$11.93	$12.30	$13.14

The accompanying Notes to Financial Statements are an integral part of this statement.

196  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –	Variable Portfolio –
	Eaton Vance	Invesco	Variable Portfolio –
	Floating-	International	J.P. Morgan
	Rate Income	Growth	Core Bond
	Fund	Fund	Fund
June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $870,557,253, $1,381,793,494, $1,919,920,304)	$875,015,217	$1,691,854,770	$1,953,937,010
Affiliated issuers (identified cost $48,636,087, $150,918,360, $19,672,657)	48,636,087	150,918,360	19,672,657
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $ — , $138,481,811, $432,938,645)	—	138,481,811	432,938,645
Repurchase agreements (identified cost $ — , $8,852,208, $28,569,958)	—	8,852,208	28,569,958

Total investments (identified cost $919,193,340, $1,680,045,873, $2,401,101,564)	923,651,304	1,990,107,149	2,435,118,270
Cash	3,466,779	—	—
Foreign currency (identified cost $ — , $749,333, $ — )	—	749,361	—
Receivable for:
Capital shares sold	58,046	—	—
Investments sold	5,566,727	2,920,950	5,273,102
Dividends	8,163	4,373,796	3,004
Interest	1,794,005	120,630	13,588,326
Reclaims	—	780,056	17,491

Total assets	934,545,024	1,999,051,942	2,454,000,193

Liabilities
Disbursements in excess of cash	—	—	137,764
Due upon return of securities on loan	—	147,334,019	461,508,603
Payable for:
Investments purchased	1,032,732	—	5,090,177
Investments purchased on a delayed delivery basis	28,884,760	—	15,986,426
Capital shares purchased	6,198	47,859	1,338
Investment management fees	466,545	1,226,589	756,121
Distribution fees	1,342	252	318
Transfer agent fees	44,432	88,910	97,526
Administration fees	50,190	109,895	103,691
Other expenses	228,710	303,975	143,146

Total liabilities	30,714,909	149,111,499	483,825,110

Net assets applicable to outstanding capital stock	$903,830,115	1,849,940,443	$1,970,175,083

Represented by
Paid-in capital	$877,046,519	$1,508,107,632	$1,913,154,689
Undistributed net investment income	17,142,698	1,880,887	22,228,938
Accumulated net realized gain	5,182,934	29,864,026	774,750
Unrealized appreciation (depreciation) on:
Investments	4,457,964	310,061,276	34,016,706
Foreign currency translations	—	26,622	—

Total — representing net assets applicable to outstanding capital stock	$903,830,115	1,849,940,443	$1,970,175,083

*Value of securities on loan	$—	$141,894,446	$477,807,715

Net assets applicable to outstanding shares
Class 1	$896,913,126	$1,848,665,253	$1,968,619,195
Class 2	$6,916,989	$1,275,190	$1,555,888
Shares outstanding
Class 1	90,631,986	152,931,150	187,845,952
Class 2	705,945	105,622	148,764
Net asset value per share
Class 1	$9.90	$12.09	$10.48
Class 2	$9.80	$12.07	$10.46

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  197

Statement of Assets and Liabilities (continued)

	Variable Portfolio –
	Jennison Mid Cap	Variable Portfolio –	Variable Portfolio –
	Growth	MFS Value	Marsico Growth
	Fund	Fund	Fund
June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $758,941,355, $1,478,877,271, $1,397,106,758)	$933,133,365	$1,696,581,482	$1,695,994,405
Affiliated issuers (identified cost $13,867,540, $31,317,980, $207,828,404)	13,867,540	31,317,980	207,828,404
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $104,484,366, $56,992,086, $398,949,505)	104,484,366	56,992,086	398,949,505
Repurchase agreements (identified cost $23,492,606, $12,130,014, $20,802,021)	23,492,606	12,130,014	20,802,021

Total investments (identified cost $900,785,867, $1,579,317,351, $2,024,686,688)	1,074,977,877	1,797,021,562	2,323,574,335
Cash	—	1,135	—
Receivable for:
Capital shares sold	—	33,252	19,464
Investments sold	2,617,932	5,120,131	414,581
Dividends	777,501	2,896,092	1,502,787
Interest	22,222	18,003	88,271
Reclaims	—	156,943	—

Total assets	1,078,395,532	1,805,247,118	2,325,599,438

Liabilities
Due upon return of securities on loan	127,976,972	69,122,100	419,751,526
Payable for:
Investments purchased	3,191,520	4,975,330	137,940,220
Capital shares purchased	3,030,553	173,381	2,985,872
Investment management fees	562,643	869,114	868,412
Distribution fees	135	214	292
Transfer agent fees	45,011	82,800	82,730
Administration fees	43,314	75,165	75,107
Other expenses	132,862	146,584	146,517

Total liabilities	134,983,010	75,444,688	561,850,676

Net assets applicable to outstanding capital stock	$943,412,522	$1,729,802,430	$1,763,748,762

Represented by
Partners’ capital	$943,412,522	$1,729,802,430	$1,763,748,762

Total — representing net assets applicable to outstanding capital stock	$943,412,522	$1,729,802,430	$1,763,748,762

*Value of securities on loan	$136,226,536	$68,103,747	$409,475,209

Net assets applicable to outstanding shares
Class 1	$942,751,642	$1,728,654,446	$1,762,131,088
Class 2	$660,880	$1,147,984	$1,617,674
Shares outstanding
Class 1	75,799,834	152,000,920	138,291,838
Class 2	53,339	101,194	127,315
Net asset value per share
Class 1	$12.44	$11.37	$12.74
Class 2	$12.39	$11.34	$12.71

The accompanying Notes to Financial Statements are an integral part of this statement.

198  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –	Variable Portfolio –
	Mondrian International	Morgan Stanley	Variable Portfolio – NFJ
	Small Cap	Global Real Estate	Dividend Value
	Fund	Fund	Fund
June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $248,933,381, $333,321,864, $1,400,838,528)	$319,145,836	$401,027,205	$1,596,687,007
Affiliated issuers (identified cost $7,304,731, $12,159,486, $138,394,085)	7,304,731	12,159,486	138,394,085
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $6,000,000, $12,998,723, $201,971,926)	6,000,000	12,998,723	201,971,926
Repurchase agreements (identified cost $23,634,457, $27,619,777, $5,434,527)	23,634,457	27,619,777	5,434,527

Total investments (identified cost $285,872,569, $386,099,850, $1,746,639,066)	356,085,024	453,805,191	1,942,487,545
Cash	—	62,717	1,709,332
Foreign currency (identified cost $1,338,402, $2,493,065, $ — )	1,343,817	2,513,794	—
Unrealized appreciation on forward foreign currency exchange contracts	1,114	—	—
Receivable for:
Capital shares sold	—	10,509	1,263
Investments sold	1,717,542	1,075,563	1,072,441
Dividends	769,762	832,303	4,695,894
Interest	38,039	9,960	48,192
Reclaims	208,663	78,345	371,094
Expense reimbursement due from Investment Manager	—	19,105	—

Total assets	360,163,961	458,407,487	1,950,385,761

Liabilities
Due upon return of securities on loan	29,634,457	40,618,500	207,406,453
Unrealized depreciation on forward foreign currency exchange contracts	74,013	—	—
Payable for:
Investments purchased	970,354	4,442,936	704,359
Capital shares purchased	—	2,186	208,307
Investment management fees	248,422	280,556	875,505
Distribution fees	1	484	132
Transfer agent fees	15,876	19,804	83,439
Administration fees	21,169	26,405	75,698
Other expenses	78,278	130,978	98,505

Total liabilities	31,042,570	45,521,849	209,452,398

Net assets applicable to outstanding capital stock	$329,121,391	$412,885,638	$1,740,933,363

Represented by
Paid-in capital	$247,486,108	$344,402,556	$—
Excess of distributions over net investment income	(691,716)	(6,142,109)	—
Accumulated net realized gain	12,169,595	6,892,607	—
Unrealized appreciation (depreciation) on:
Investments	70,212,455	67,705,341	—
Foreign currency translations	17,848	27,243	—
Forward foreign currency exchange contracts	(72,899)	—	—
Partners’ capital	—	—	1,740,933,363

Total — representing net assets applicable to outstanding capital stock	$329,121,391	$412,885,638	$1,740,933,363

*Value of securities on loan	$28,585,796	$39,273,576	$203,869,114

Net assets applicable to outstanding shares
Class 1	$329,114,607	$410,369,818	$1,740,218,057
Class 2	$6,784	$2,515,820	$715,306
Shares outstanding
Class 1	25,306,052	34,940,558	144,071,178
Class 2	522	214,716	59,385
Net asset value per share
Class 1	$13.01	$11.74	$12.08
Class 2	$13.00	$11.72	$12.05

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  199

Statement of Assets and Liabilities (continued)

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	Nuveen Winslow	Partners Small	PIMCO Mortgage-
	Large Cap Growth	Cap Growth	Backed Securities
	Fund	Fund	Fund
June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,497,136,217, $413,003,685, $1,999,838,530)	$1,706,174,265	$523,014,386	$2,009,097,704
Repurchase agreements (identified cost $ — , $ — , $2,900,000)	—	—	2,900,000
Affiliated issuers (identified cost $29,258,644, $12,175,139, $ — )	29,258,644	12,175,139	—
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $239,962,794, $94,480,982, $ — )	239,962,794	94,480,982	—
Repurchase agreements (identified cost $3,180,242, $46,202,009, $ — )	3,180,242	46,202,009	—

Total investments (identified cost $1,769,537,897, $565,861,815, $2,002,738,530)	1,978,575,945	675,872,516	2,011,997,704
Cash	—	—	1,072,195
Receivable for:
Capital shares sold	4	—	—
Investments sold	—	2,687,366	928,874,393
Dividends	1,142,798	230,666	—
Interest	36,778	74,923	3,707,042

Total assets	1,979,755,525	678,865,471	2,945,651,334

Liabilities
Forward sales commitments, at value (proceeds receivable $ — , $ — , $643,904,457)	—	—	639,159,126
Due upon return of securities on loan	243,143,036	140,682,991	—
Payable for:
Investments purchased	2,941,505	3,300,705	282,341,203
Investments purchased on a delayed delivery basis	—	—	810,807,687
Capital shares purchased	405,984	9,863,483	784
Collateral and deposits	—	—	3,020,000
Investment management fees	848,462	362,468	472,167
Distribution fees	47	83	177
Transfer agent fees	80,735	24,882	59,667
Administration fees	73,444	33,146	65,832
Other expenses	124,204	69,206	273,986

Total liabilities	247,617,417	154,336,964	1,736,200,629

Net assets applicable to outstanding capital stock	$1,732,138,108	$524,528,507	$1,209,450,705

Represented by
Paid-in capital	$—	$—	$1,192,006,952
Undistributed net investment income	—	—	11,721,011
Accumulated net realized loss	—	—	(8,281,763)
Unrealized appreciation (depreciation) on:
Investments	—	—	14,004,505
Partners’ capital	1,732,138,108	524,528,507	—

Total — representing net assets applicable to outstanding capital stock	$1,732,138,108	$524,528,507	$1,209,450,705

*Value of securities on loan	$241,217,499	$138,215,413	$—

Net assets applicable to outstanding shares
Class 1	$1,731,868,695	$524,136,223	$1,208,570,665
Class 2	$269,413	$392,284	$880,040
Shares outstanding
Class 1	140,665,763	40,785,347	117,094,408
Class 2	21,958	30,619	85,385
Net asset value per share
Class 1	$12.31	$12.85	$10.32
Class 2	$12.27	$12.81	$10.31

The accompanying Notes to Financial Statements are an integral part of this statement.

200  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –	Variable Portfolio –
	Pyramis® International	Wells Fargo Short
	Equity	Duration Government
	Fund	Fund
June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $939,142,352, $1,710,256,604)	$1,099,197,226	$1,718,815,918
Affiliated issuers (identified cost $44,954,124, $35,451,881)	44,954,124	35,451,881
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $36,996,461, $390,925,196)	36,996,461	390,925,196
Repurchase agreements (identified cost $11,676,228, $13,033,148)	11,676,228	13,033,148

Total investments (identified cost $1,032,769,165, $2,149,666,829)	1,192,824,039	2,158,226,143
Cash	—	43,363
Foreign currency (identified cost $22,839, $ — )	23,537	—
Margin deposits on futures contracts	2,400,000	—
Unrealized appreciation on forward foreign currency exchange contracts	6,756	—
Receivable for:
Investments sold	2,858,121	262,912,612
Dividends	2,165,984	7,522
Interest	107,354	4,854,540
Reclaims	704,314	—
Variation margin on futures contracts	259,000	—

Total assets	1,201,349,105	2,426,044,180

Liabilities
Disbursements in excess of cash	1,171,198	—
Due upon return of securities on loan	48,672,689	403,958,344
Unrealized depreciation on forward foreign currency exchange contracts	20,921	—
Payable for:
Investments purchased	5,679,756	215,305,679
Investments purchased on a delayed delivery basis	—	51,993,373
Capital shares purchased	316	660
Investment management fees	768,537	672,300
Distribution fees	69	145
Transfer agent fees	54,557	86,350
Administration fees	69,816	92,515
Other expenses	266,576	160,950

Total liabilities	56,704,435	672,270,316

Net assets applicable to outstanding capital stock	$1,144,644,670	$1,753,773,864

Represented by
Paid-in capital	$942,993,889	$1,730,381,435
Undistributed (excess of distributions over) net investment income	(839,833)	11,350,740
Accumulated net realized gain	42,099,444	3,482,375
Unrealized appreciation (depreciation) on:
Investments	160,054,874	8,559,314
Foreign currency translations	40,903	—
Forward foreign currency exchange contracts	(14,165)	—
Futures contracts	309,558	—

Total — representing net assets applicable to outstanding capital stock	$1,144,644,670	$1,753,773,864

*Value of securities on loan	$46,561,923	$396,403,379

Net assets applicable to outstanding shares
Class 1	$1,144,254,421	$1,753,062,114
Class 2	$390,249	$711,750
Shares outstanding
Class 1	97,413,294	171,647,147
Class 2	33,280	69,818
Net asset value per share
Class 1	$11.75	$10.21
Class 2	$11.73	$10.19

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  201

Statement of Operations

	Columbia Variable	Variable Portfolio –	Variable Portfolio –
	Portfolio – Limited	AllianceBernstein	American Century
	Duration Credit	International Value	Diversified Bond
	Fund	Fund	Fund
Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$—	$31,283,764	$—
Interest	42,428,129	9,086	33,812,199
Dividends from affiliates	44,062	26,266	87,982
Income from securities lending — net	242,461	1,536,528	403,896
Foreign taxes withheld	—	(3,638,406)	(30,449)

Total income	42,714,652	29,217,238	34,273,628

Expenses:
Investment management fees	5,716,934	5,537,691	4,803,729
Distribution fees
Class 2	2,421	1,122	1,421
Transfer agent fees
Class 1	745,218	396,453	623,510
Class 2	581	269	341
Administration fees	782,994	500,046	661,047
Compensation of board members	24,287	13,399	20,443
Custodian fees	13,350	125,980	16,385
Printing and postage fees	4,120	57,780	3,070
Professional fees	26,660	22,793	19,116
Other	—	40,252	33,279

Total expenses	7,316,565	6,695,785	6,182,341
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(603,641)	(505,103)	(354,381)

Total net expenses	6,712,924	6,190,682	5,827,960

Net investment income	36,001,728	23,026,556	28,445,668

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	20,056,270	71,523,111	2,982,440
Foreign currency transactions	—	637,258	204,465
Forward foreign currency exchange contracts	—	(3,939,427)	(2,856,016)
Futures contracts	(7,715,921)	(102,408)	—

Net realized gain	12,340,349	68,118,534	330,889
Net change in unrealized appreciation (depreciation) on:
Investments	27,900,301	(58,487,072)	25,334,937
Foreign currency translations	—	(16,034)	99,053
Forward foreign currency exchange contracts	—	(1,593,734)	(1,650,240)
Futures contracts	(16,935,005)	714,589	—

Net change in unrealized appreciation (depreciation)	10,965,296	(59,382,251)	23,783,750

Net realized and unrealized gain	23,305,645	8,736,283	24,114,639

Net increase in net assets resulting from operations	$59,307,373	$31,762,839	$52,560,307

The accompanying Notes to Financial Statements are an integral part of this statement.

202  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	American Century	Columbia Wanger	Columbia Wanger
	Growth	International Equities	U.S. Equities
	Fund	Fund	Fund
Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$12,625,462	$7,301,569	$1,970,226
Interest	1,877	—	6
Dividends from affiliates	13,577	31,074	4,471
Income from securities lending — net	226,342	364,426	283,974
Foreign taxes withheld	(106,733)	(670,651)	(2,396)

Total income	12,760,525	7,026,418	2,256,281

Expenses:
Investment management fees	5,388,290	2,390,857	2,920,237
Distribution fees
Class 2	440	2,862	1,691
Transfer agent fees
Class 1	511,013	154,953	204,661
Class 2	105	687	406
Administration fees	465,551	206,948	261,485
Compensation of board members	17,319	5,623	7,253
Custodian fees	11,100	137,764	1,775
Printing and postage fees	30,232	—	—
Professional fees	20,213	—	2,659

Total expenses	6,444,263	2,899,694	3,400,167
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(446,923)	(38,453)	(125,778)

Total net expenses	5,997,340	2,861,241	3,274,389

Net investment income (loss)	6,763,185	4,165,177	(1,018,108)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	113,547,790	8,614,266	3,532,736
Foreign currency transactions	(314)	120,291	—
Forward foreign currency exchange contracts	(479,302)	31,119	—

Net realized gain	113,068,174	8,765,676	3,532,736
Net change in unrealized appreciation (depreciation) on:
Investments	(24,819,984)	6,259,269	69,532,984
Foreign currency translations	4	79,400	—
Forward foreign currency exchange contracts	97,011	6,188	—

Net change in unrealized appreciation (depreciation)	(24,722,969)	6,344,857	69,532,984

Net realized and unrealized gain	88,345,205	15,110,533	73,065,720

Net increase in net assets resulting from operations	$95,108,390	$19,275,710	$72,047,612

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  203

Statement of Operations (continued)

	Variable Portfolio –	Variable Portfolio –
	Eaton Vance	Invesco	Variable Portfolio –
	Floating-	International	J.P. Morgan
	Rate Income	Growth	Core Bond
	Fund	Fund	Fund
Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$—	$38,833,633	$—
Interest	19,780,998	1,298	31,103,576
Dividends from affiliates	65,317	116,716	29,631
Income from securities lending — net	—	1,076,699	415,796
Foreign taxes withheld	—	(4,610,404)	(5,517)

Total income	19,846,315	35,417,942	31,543,486

Expenses:
Investment management fees	2,680,204	7,182,983	4,347,293
Distribution fees
Class 2	5,353	1,036	1,649
Transfer agent fees
Class 1	253,967	519,868	559,395
Class 2	1,285	248	396
Administration fees	288,924	644,008	596,986
Compensation of board members	8,669	17,358	18,392
Custodian fees	77,876	140,271	20,290
Printing and postage fees	—	57,780	27,971
Professional fees	13,099	19,288	10,588
Other	—	9,467	—

Total expenses	3,329,377	8,592,307	5,582,960
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(628,495)	(260,617)	(349,842)

Total net expenses	2,700,882	8,331,690	5,233,118

Net investment income	17,145,433	27,086,252	26,310,368

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,183,234	30,163,988	776,221
Foreign currency transactions	—	(485,639)	—
Forward foreign currency exchange contracts	—	403,674	—
Increase from payment by affiliate (Note 6)	—	40,582	—

Net realized gain	5,183,234	30,122,605	776,221
Net change in unrealized appreciation (depreciation) on:
Investments	(7,604,191)	50,777,885	26,668,587
Foreign currency translations	—	20,303	—

Net change in unrealized appreciation (depreciation)	(7,604,191)	50,798,188	26,668,587

Net realized and unrealized gain (loss)	(2,420,957)	80,920,793	27,444,808

Net increase in net assets resulting from operations	$14,724,476	$108,007,045	$53,755,176

The accompanying Notes to Financial Statements are an integral part of this statement.

204  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –
	Jennison Mid Cap	Variable Portfolio –	Variable Portfolio –
	Growth	MFS Value	Marsico Growth
	Fund	Fund	Fund
Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$5,000,674	$19,778,152	$9,262,841
Dividends from affiliates	14,882	23,016	60,375
Income from securities lending — net	184,621	118,074	458,604
Foreign taxes withheld	(27,047)	(461,437)	—

Total income	5,173,130	19,457,805	9,781,820

Expenses:
Investment management fees	3,338,929	5,149,034	5,206,754
Distribution fees
Class 2	661	888	1,157
Transfer agent fees
Class 1	266,950	489,885	495,592
Class 2	159	213	278
Administration fees	257,246	445,612	450,422
Compensation of board members	9,171	16,300	16,537
Custodian fees	4,745	9,815	10,050
Printing and postage fees	—	21,126	29,711
Professional fees	—	18,250	14,435

Total expenses	3,877,861	6,151,123	6,224,936
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(213,840)	(692,469)	(376,891)

Total net expenses	3,664,021	5,458,654	5,848,045

Net investment income	1,509,109	13,999,151	3,933,775

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	28,558,623	24,142,147	60,042,968
Foreign currency transactions	(83)	(22,806)	567
Forward foreign currency exchange contracts	—	45,727	574

Net realized gain	28,558,540	24,165,068	60,044,109
Net change in unrealized appreciation (depreciation) on:
Investments	50,425,314	49,807,234	28,393,747
Foreign currency translations	—	(1,092)	—

Net change in unrealized appreciation	50,425,314	49,806,142	28,393,747

Net realized and unrealized gain	78,983,854	73,971,210	88,437,856

Net increase in net assets resulting from operations	$80,492,963	$87,970,361	$92,371,631

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  205

Statement of Operations (continued)

	Variable Portfolio –	Variable Portfolio –
	Mondrian International	Morgan Stanley	Variable Portfolio – NFJ
	Small Cap	Global Real Estate	Dividend Value
	Fund	Fund	Fund
Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$6,137,010	$6,621,589	$32,128,664
Interest	30	35	—
Dividends from affiliates	6,495	11,281	104,213
Income from securities lending — net	168,757	123,932	577,011
Foreign taxes withheld	(656,840)	(254,438)	(488,447)

Total income	5,655,452	6,502,399	32,321,441

Expenses:
Investment management fees	1,461,299	1,646,710	5,171,301
Distribution fees
Class 2	8	2,071	506
Transfer agent fees
Class 1	93,284	115,739	492,203
Class 2	2	497	122
Administration fees	124,384	154,986	447,468
Compensation of board members	3,608	4,339	16,384
Custodian fees	1,836	21,056	50
Printing and postage fees	—	—	2,654
Professional fees	1	1,498	16,281

Total expenses	1,684,422	1,946,896	6,146,969
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(258,483)	(645,661)

Total net expenses	1,684,422	1,688,413	5,501,308

Net investment income	3,971,030	4,813,986	26,820,133

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	12,678,293	6,447,551	62,229,512
Foreign currency transactions	159,337	143,598	—
Forward foreign currency exchange contracts	(662,766)	(4,707)	—

Net realized gain	12,174,864	6,586,442	62,229,512
Net change in unrealized appreciation (depreciation) on:
Investments	9,545,142	9,825,766	25,031,754
Foreign currency translations	11,899	3,040	—
Forward foreign currency exchange contracts	(76,467)	7,632	—

Net change in unrealized appreciation	9,480,574	9,836,438	25,031,754

Net realized and unrealized gain	21,655,438	16,422,880	87,261,266

Net increase in net assets resulting from operations	$25,626,468	$21,236,866	$114,081,399

The accompanying Notes to Financial Statements are an integral part of this statement.

206  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	Nuveen Winslow	Partners Small	PIMCO Mortgage-
	Large Cap Growth	Cap Growth	Backed Securities
	Fund	Fund	Fund
Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$5,825,347	$1,115,226	$—
Interest	—	—	14,926,045
Dividends from affiliates	45,217	8,625	—
Income from securities lending — net	164,501	418,171	4,486
Foreign taxes withheld	—	(2,369)	—

Total income	6,035,065	1,539,653	14,930,531

Expenses:
Investment management fees	4,926,940	2,187,839	2,719,835
Distribution fees
Class 2	141	324	828
Transfer agent fees
Class 1	467,855	150,129	342,602
Class 2	34	78	199
Administration fees	427,104	200,069	379,997
Compensation of board members	15,196	5,441	11,494
Custodian fees	145	4,635	46,199
Printing and postage fees	9,000	—	—
Professional fees	17,546	—	12,040
Other	8,650	—	—

Total expenses	5,872,611	2,548,515	3,513,194
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(294,239)	—	(363,321)

Total net expenses	5,578,372	2,548,515	3,149,873

Net investment income (loss)	456,693	(1,008,862)	11,780,658

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	47,752,558	28,353,359	2,066,416
Futures contracts	—	—	232,328

Net realized gain	47,752,558	28,353,359	2,298,744
Net change in unrealized appreciation (depreciation) on:
Investments	64,069,372	17,498,110	15,507,138

Net change in unrealized appreciation	64,069,372	17,498,110	15,507,138

Net realized and unrealized gain	111,821,930	45,851,469	17,805,882

Net increase in net assets resulting from operations	$112,278,623	$44,842,607	$29,586,540

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  207

Statement of Operations (continued)

	Variable Portfolio –	Variable Portfolio –
	Pyramis® International	Wells Fargo Short
	Equity	Duration Government
	Fund	Fund
Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$22,653,019	$—
Interest	4	15,493,127
Dividends from affiliates	42,498	116,494
Income from securities lending — net	932,752	393,341
Foreign taxes withheld	(2,378,058)	—

Total income	21,250,215	16,002,962

Expenses:
Investment management fees	4,544,358	3,877,796
Distribution fees
Class 2	299	718
Transfer agent fees
Class 1	322,153	497,020
Class 2	72	172
Administration fees	413,129	534,388
Compensation of board members	10,995	16,375
Custodian fees	123,143	16,765
Printing and postage fees	—	14,886
Professional fees	—	18,430

Total expenses	5,414,149	4,976,550
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(276,904)	(330,377)

Total net expenses	5,137,245	4,646,173

Net investment income	16,112,970	11,356,789

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	41,432,042	4,350,298
Foreign currency transactions	43,886	—
Forward foreign currency exchange contracts	(45,978)	—
Futures contracts	1,445,517	—

Net realized gain	42,875,467	4,350,298
Net change in unrealized appreciation (depreciation) on:
Investments	1,602,493	6,284,232
Foreign currency translations	24,593	—
Forward foreign currency exchange contracts	(21,889)	—
Futures contracts	(166,257)	—

Net change in unrealized appreciation	1,438,940	6,284,232

Net realized and unrealized gain	44,314,407	10,634,530

Net increase in net assets resulting from operations	$60,427,377	$21,991,319

The accompanying Notes to Financial Statements are an integral part of this statement.

208  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Columbia Variable Portfolio –
	Limited Duration Credit Fund			Variable Portfolio – AllianceBernstein International Value Fund
	Six months ended	Year ended		Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)		June 30, 2011	December 31, 2010(a)
	(Unaudited)			(Unaudited)
Operations
Net investment income	$36,001,728	$34,148,322		$23,026,556	$7,155,059
Net realized gain (loss)	12,340,349	(6,465,300)		68,118,534	39,856,614
Net change in unrealized appreciation (depreciation)	10,965,296	28,449,055		(59,382,251)	172,832,228

Net increase in net assets resulting from operations	59,307,373	56,132,077		31,762,839	219,843,901

Distributions to shareholders from:
Net investment income
Class 1	(34,116,113)	—		(24,283,032)	(10,498,553)
Class 2	(40,538)	—		(18,014)	(2,549)
Net realized gains
Class 1	(6,956,317)	—		(36,176,916)	—
Class 2	(8,914)	—		(33,297)	—

Total distributions to shareholders	(41,121,882)	—		(60,511,259)	(10,501,102)

Increase in net assets from share transactions	235,874,806	2,315,516,272		174,289,967	1,045,400,019

Total increase in net assets	254,060,297	2,371,648,349		145,541,547	1,254,742,818
Net assets at beginning of period	2,371,659,884	11,535	(b)	1,254,754,351	11,533 (c)

Net assets at end of period	$2,625,720,181	$2,371,659,884		$1,400,295,898	$1,254,754,351

Undistributed net investment income	$35,993,399	$34,148,322		$1,095,800	$2,370,290

	Columbia Variable Portfolio – Limited Duration Credit Fund				Variable Portfolio – AllianceBernstein International Value Fund
	Six months ended		Year ended		Six months ended		Year ended
	June 30, 2011		December 31, 2010(a)		June 30, 2011		December 31, 2010(a)
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	20,284,867	211,129,662	231,562,661	2,321,856,290	10,890,617	123,252,470	112,142,834	1,051,938,321
Distributions reinvested	3,968,351	41,072,430	—	—	5,503,083	60,459,948	1,009,638	10,498,553
Redemptions	(1,780,431)	(18,436,334)	(746,360)	(7,583,471)	(865,237)	(10,173,818)	(1,696,113)	(17,586,169)

Net increase	22,472,787	233,765,758	230,816,301	2,314,272,819	15,528,463	173,538,600	111,456,359	1,044,850,705

Class 2 shares
Subscriptions	225,049	2,347,017	148,057	1,517,580	75,573	875,504	53,242	568,567
Distributions reinvested	4,787	49,452	—	—	4,692	51,311	229	2,549
Redemptions	(27,953)	(287,421)	(26,558)	(274,127)	(15,336)	(175,448)	(2,091)	(21,802)

Net increase	201,883	2,109,048	121,499	1,243,453	64,929	751,367	51,380	549,314

Total net increase	22,674,670	235,874,806	230,937,800	2,315,516,272	15,593,392	174,289,967	111,507,739	1,045,400,019

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  209

Statement of Changes in Net Assets (continued)

	Variable Portfolio – American Century Diversified Bond Fund			Variable Portfolio – American Century Growth Fund
	Six months ended	Year ended		Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)		June 30, 2011	December 31, 2010(a)
	(Unaudited)			(Unaudited)
Operations
Net investment income	$28,445,668	$24,738,444		$6,763,185	$9,458,833
Net realized gain (loss)	330,889	6,260,679		113,068,174	(10,001,369)
Net change in unrealized appreciation (depreciation)	23,783,750	7,381,519		(24,722,969)	272,355,849

Net increase in net assets resulting from operations	52,560,307	38,380,642		95,108,390	271,813,313

Distributions to shareholders from:
Net investment income
Class 1	(23,096,395)	—		—	—
Class 2	(14,310)	—		—	—
Net realized gains
Class 1	(9,286,348)	—		—	—
Class 2	(6,482)	—		—	—

Total distributions to shareholders	(32,403,535)	—		—	—

Increase (decrease) in net assets from share transactions	175,956,187	1,960,313,272		(109,451,575)	1,509,513,027

Total increase (decrease) in net assets	196,112,959	1,998,693,914		(14,343,185)	1,781,326,340
Net assets at beginning of period	1,998,722,378	28,464	(b)	1,781,337,874	11,534	(c)

Net assets at end of period	$2,194,835,337	$1,998,722,378		$1,766,994,689	$1,781,337,874

Undistributed net investment income	$27,284,559	$21,949,596		$—	$—

	Variable Portfolio – American Century Diversified Bond Fund				Variable Portfolio – American Century Growth Fund
	Six months ended		Year ended		Six months ended		Year ended
	June 30, 2011		December 31, 2010(a)		June 30, 2011		December 31, 2010(a)
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	15,688,302	165,421,404	194,702,664	1,999,994,210	4,022,228	47,814,788	158,957,339	1,528,083,687
Distributions reinvested	3,060,751	32,382,743	—	—	—	—	—	—
Redemptions	(2,147,551)	(22,549,967)	(3,931,408)	(40,502,156)	(13,620,075)	(157,531,384)	(1,768,722)	(18,748,024)

Net increase (decrease)	16,601,502	175,254,180	190,771,256	1,959,492,054	(9,597,847)	(109,716,596)	157,188,617	1,509,335,663

Class 2 shares
Subscriptions	84,795	895,495	84,222	890,096	26,891	316,055	17,465	183,522
Distributions reinvested	1,967	20,792	—	—	—	—	—	—
Redemptions	(20,463)	(214,280)	(6,617)	(68,878)	(4,284)	(51,034)	(585)	(6,158)

Net increase	66,299	702,007	77,605	821,218	22,607	265,021	16,880	177,364

Total net increase (decrease)	16,667,801	175,956,187	190,848,861	1,960,313,272	(9,575,240)	(109,451,575)	157,205,497	1,509,513,027

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $24,000 was contributed on April 20, 2010. The Fund had an increase in net assets resulting from operations of $426, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

210  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio – Columbia Wanger International Equities Fund		Variable Portfolio – Columbia Wanger U.S. Equities Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)	June 30, 2011	December 31, 2010(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$4,165,177	$1,736,587	$(1,018,108)	$(296,398)
Net realized gain	8,765,676	8,537,915	3,532,736	113,843
Net change in unrealized appreciation	6,344,857	92,405,576	69,532,984	114,627,178

Net increase in net assets resulting from operations	19,275,710	102,680,078	72,047,612	114,444,623

Distributions to shareholders from:
Net investment income
Class 1	(12,443,283)	(2,299,420)	—	—
Class 2	(56,676)	(1,144)	—	—
Net realized gains
Class 1	(7,109,564)	—	—	—
Class 2	(42,025)	—	—	—

Total distributions to shareholders	(19,651,548)	(2,300,564)	—	—

Increase (decrease) in net assets from share transactions	44,498,362	404,360,067	(14,390,606)	543,095,511

Total increase in net assets	44,122,524	504,739,581	57,657,006	657,540,134
Net assets at beginning of period	504,747,080	7,499 (b)	657,552,633	12,499	(c)

Net assets at end of period	$548,869,604	$504,747,080	$715,209,639	$657,552,633

Undistributed (excess of distributions over) net investment income	$(7,421,419)	$913,363	$—	$—

	Variable Portfolio – Columbia Wanger International Equities Fund				Variable Portfolio – Columbia Wanger U.S. Equities Fund
	Six months ended		Year ended		Six months ended		Year ended
	June 30, 2011		December 31, 2010(a)		June 30, 2011		December 31, 2010(a)
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,508,265	30,890,992	41,378,359	408,455,693	1,263,710	16,205,684	56,621,839	556,754,584
Distributions reinvested	1,599,838	19,552,847	216,049	2,299,420	—	—	—	—
Redemptions	(630,886)	(7,933,610)	(693,937)	(7,599,039)	(2,489,780)	(31,815,670)	(1,289,505)	(14,348,835)

Net increase (decrease)	3,477,217	42,510,229	40,900,471	403,156,074	(1,226,070)	(15,609,986)	55,332,334	542,405,749

Class 2 shares
Subscriptions	165,629	2,050,000	106,524	1,215,778	103,136	1,297,725	66,245	701,275
Distributions reinvested	8,080	98,701	99	1,143	—	—	—	—
Redemptions	(12,878)	(160,568)	(1,107)	(12,928)	(6,378)	(78,345)	(981)	(11,513)

Net increase	160,831	1,988,133	105,516	1,203,993	96,758	1,219,380	65,264	689,762

Total net increase (decrease)	3,638,048	44,498,362	41,005,987	404,360,067	(1,129,312)	(14,390,606)	55,397,598	543,095,511

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $7,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $12,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  211

Statement of Changes in Net Assets (continued)

	Variable Portfolio –			Variable Portfolio –
	Eaton Vance Floating-Rate Income Fund			Invesco International Growth Fund
	Six months ended	Year ended		Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)		June 30, 2011	December 31, 2010(a)
	(Unaudited)			(Unaudited)
Operations
Net investment income	$17,145,433	$16,779,852		$27,086,252	$7,806,650
Net realized gain	5,183,234	1,695,919		30,122,605	18,685,001
Net change in unrealized appreciation (depreciation)	(7,604,191)	12,082,155		50,798,188	259,289,710

Net increase in net assets resulting from operations	14,724,476	30,557,926		108,007,045	285,781,361

Distributions to shareholders from:
Net investment income
Class 1	(16,659,942)	—		(25,185,664)	(8,798,596)
Class 2	(122,565)	—		(15,186)	(469)
Net realized gains
Class 1	(1,683,217)	—		(17,942,806)	—
Class 2	(13,002)	—		(12,872)	—

Total distributions to shareholders	(18,478,726)	—		(43,156,528)	(8,799,065)

Increase in net assets from share transactions	117,420,099	759,097,385		139,421,897	1,368,674,200

Total increase in net assets	113,665,849	789,655,311		204,272,414	1,645,656,496
Net assets at beginning of period	790,164,266	508,955	(b)	1,645,668,029	11,533 (c)

Net assets at end of period	$903,830,115	$790,164,266		$1,849,940,943	$1,645,668,029

Undistributed (excess of distributions over) net investment income	$17,142,698	$16,779,772		$1,880,887	$(4,515)

	Variable Portfolio – Eaton Vance Floating-Rate Income Fund				Variable Portfolio – Invesco International Growth Fund
	Six months ended		Year ended		Six months ended		Year ended
	June 30, 2011		December 31, 2010(a)		June 30, 2011		December 31, 2010(a)
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	10,968,425	110,407,670	79,957,147	762,765,431	8,723,429	104,312,884	142,064,592	1,376,017,043
Distributions reinvested	1,854,718	18,343,159	—	—	3,605,859	43,128,470	852,717	8,798,596
Redemptions	(1,651,944)	(16,609,818)	(548,764)	(5,365,751)	(729,283)	(8,817,155)	(1,586,818)	(16,572,081)

Net increase	11,171,199	112,141,011	79,408,383	757,399,680	11,600,005	138,624,199	141,330,491	1,368,243,558

Class 2 shares
Subscriptions	564,772	5,632,641	177,110	1,708,475	70,898	852,878	39,583	439,539
Distributions reinvested	13,847	135,567	—	—	2,349	28,058	42	469
Redemptions	(49,177)	(489,120)	(1,107)	(10,770)	(6,862)	(83,238)	(888)	(9,366)

Net increase	529,442	5,279,088	176,003	1,697,705	66,385	797,698	38,737	430,642

Total net increase	11,700,641	117,420,099	79,584,386	759,097,385	11,666,390	139,421,897	141,369,228	1,368,674,200

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $525,000 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $20,082, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

212  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –			Variable Portfolio –
	J.P. Morgan Core Bond Fund			Jennison Mid Cap Growth Fund
	Six months ended	Year ended		Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)		June 30, 2011	December 31, 2010(a)
	(Unaudited)			(Unaudited)
Operations
Net investment income	$26,310,368	$20,497,805		$1,509,109	$3,647,271
Net realized gain (loss)	776,221	13,874,777		28,558,540	(6,878,632)
Net change in unrealized appreciation	26,668,587	7,348,119		50,425,314	123,766,696

Net increase in net assets resulting from operations	53,755,176	41,720,701		80,492,963	120,535,335

Distributions to shareholders from:
Net investment income
Class 1	(24,561,962)	—		—	—
Class 2	(17,274)	—		—	—
Net realized gains
Class 1	(13,865,238)	—		—	—
Class 2	(11,010)	—		—	—

Total distributions to shareholders	(38,455,484)	—		—	—

Increase in net assets from share transactions	161,773,818	1,751,369,337		22,680,000	719,692,690

Total increase in net assets	177,073,510	1,793,090,038		103,172,963	840,228,025
Net assets at beginning of period	1,793,101,573	11,535	(b)	840,239,559	11,534	(c)

Net assets at end of period	$1,970,175,083	$1,793,101,573		$943,412,522	$840,239,559

Undistributed net investment income	$22,228,938	$20,497,806		$—	$—

	Variable Portfolio – J.P. Morgan Core Bond Fund				Variable Portfolio – Jennison Mid Cap Growth Fund
	Six months ended		Year ended		Six months ended		Year ended
	June 30, 2011		December 31, 2010(a)		June 30, 2011		December 31, 2010(a)
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	13,774,543	144,376,933	183,982,410	1,867,395,864	3,213,595	38,498,939	74,852,822	729,396,909
Distributions reinvested	3,663,222	38,427,200	—	—	—	—	—	—
Redemptions	(2,051,345)	(21,404,519)	(11,523,532)	(117,205,791)	(1,338,270)	(16,087,534)	(928,967)	(10,016,813)

Net increase	15,386,420	161,399,614	172,458,878	1,750,190,073	1,875,325	22,411,405	73,923,855	719,380,096

Class 2 shares
Subscriptions	50,301	527,030	119,257	1,247,219	27,516	328,601	30,658	316,960
Distributions reinvested	2,701	28,284	—	—	—	—	—	—
Redemptions	(17,383)	(181,110)	(6,612)	(67,955)	(4,882)	(60,006)	(453)	(4,366)

Net increase	35,619	374,204	112,645	1,179,264	22,634	268,595	30,205	312,594

Total net increase	15,422,039	161,773,818	172,571,523	1,751,369,337	1,897,959	22,680,000	73,954,060	719,692,690

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  213

Statement of Changes in Net Assets (continued)

	Variable Portfolio – MFS Value Fund			Variable Portfolio – Marsico Growth Fund
	Six months ended	Year ended		Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)		June 30, 2011	December 31, 2010(a)
	(Unaudited)			(Unaudited)
Operations
Net investment income	$13,999,151	$14,377,365		$3,933,775	$5,466,865
Net realized gain (loss)	24,165,068	12,596,904		60,044,109	(4,183,704)
Net change in unrealized appreciation	49,806,142	167,889,233		28,393,747	270,493,900

Net increase in net assets resulting from operations	87,970,361	194,863,502		92,371,631	271,777,061

Increase in net assets from share transactions	107,279,635	1,339,677,397		80,513,754	1,319,073,817

Total increase in net assets	195,249,996	1,534,540,899		172,885,385	1,590,850,878
Net assets at beginning of period	1,534,552,434	11,535	(b)	1,590,863,377	12,499	(c)

Net assets at end of period	$1,729,802,430	$1,534,552,434		$1,763,748,762	$1,590,863,377

	Variable Portfolio – MFS Value Fund				Variable Portfolio – Marsico Growth Fund
	Six months ended		Year ended		Six months ended		Year ended
	June 30, 2011		December 31, 2010(a)		June 30, 2011		December 31, 2010(a)
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	10,520,543	118,679,934	143,791,969	1,351,320,687	7,986,814	99,091,610	133,667,023	1,338,930,107
Redemptions	(1,084,135)	(12,160,486)	(1,228,111)	(11,976,086)	(1,578,859)	(19,825,219)	(1,783,890)	(20,145,653)

Net increase	9,436,408	106,519,448	142,563,858	1,339,344,601	6,407,955	79,266,391	131,883,133	1,318,784,454

Class 2 shares
Subscriptions	69,854	789,265	34,631	344,460	102,729	1,275,095	27,774	304,744
Redemptions	(2,599)	(29,078)	(1,192)	(11,664)	(2,270)	(27,732)	(1,418)	(15,381)

Net increase	67,255	760,187	33,439	332,796	100,459	1,247,363	26,356	289,363

Total net increase	9,503,663	107,279,635	142,597,297	1,339,677,397	6,508,414	80,513,754	131,909,489	1,319,073,817

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $12,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

214  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –		Variable Portfolio –
	Mondrian International Small Cap Fund		Morgan Stanley Global Real Estate Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)	June 30, 2011	December 31, 2010(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income	$3,971,030	$2,753,143	$4,813,986	$5,087,796
Net realized gain	12,174,864	6,787,484	6,586,442	5,194,935
Net change in unrealized appreciation	9,480,574	60,676,830	9,836,438	57,896,146

Net increase in net assets resulting from operations	25,626,468	70,217,457	21,236,866	68,178,877

Distributions to shareholders from:
Net investment income
Class 1	(5,123,037)	(2,500,263)	(15,843,764)	—
Class 2	(98)	(42)	(94,286)	—
Net realized gains
Class 1	(6,585,064)	—	(4,964,313)	—
Class 2	(136)	—	(30,296)	—

Total distributions to shareholders	(11,708,335)	(2,500,305)	(20,932,659)	—

Increase in net assets from share transactions	13,308,092	234,166,481	42,335,395	302,055,625

Total increase in net assets	27,226,225	301,883,633	42,639,602	370,234,502
Net assets at beginning of period	301,895,166	11,533 (b)	370,246,036	11,534	(c)

Net assets at end of period	$329,121,391	$301,895,166	$412,885,638	$370,246,036

Undistributed (excess of distributions over) net investment income	$(691,716)	$460,389	$(6,142,109)	$4,981,955

	Variable Portfolio – Mondrian International				Variable Portfolio – Morgan Stanley Global
	Small Cap Fund				Real Estate Fund
	Six months ended		Year ended		Six months ended		Year ended
	June 30, 2011		December 31, 2010(a)		June 30, 2011		December 31, 2010(a)
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,121,593	14,232,584	24,624,020	238,381,644	2,301,890	27,511,868	32,186,125	308,858,524
Distributions reinvested	914,871	11,708,101	214,735	2,500,263	1,787,636	20,808,077	—	—
Redemptions	(968,257)	(12,632,827)	(601,564)	(6,715,468)	(624,153)	(7,659,771)	(711,594)	(7,642,367)

Net increase	1,068,207	13,307,858	24,237,191	234,166,439	3,465,373	40,660,174	31,474,531	301,216,157

Class 2 shares
Subscriptions	—	—	—	—	136,325	1,640,506	75,185	845,418
Distributions reinvested	18	234	4	42	10,731	124,582	—	—
Redemptions	—	—	—	—	(7,478)	(89,867)	(547)	(5,950)

Net increase	18	234	4	42	139,578	1,675,221	74,638	839,468

Total net increase	1,068,225	13,308,092	24,237,195	234,166,481	3,604,951	42,335,395	31,549,169	302,055,625

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  215

Statement of Changes in Net Assets (continued)

	Variable Portfolio –			Variable Portfolio –
	NFJ Dividend Value Fund			Nuveen Winslow Large Cap Growth Fund
	Six months ended	Year ended		Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)		June 30, 2011	December 31, 2010(a)
	(Unaudited)			(Unaudited)
Operations
Net investment income	$26,820,133	$30,222,838		$456,693	$1,141,953
Net realized gain	62,229,512	35,360,662		47,752,558	44,870,065
Net change in unrealized appreciation	25,031,754	170,816,725		64,069,372	144,968,676

Net increase in net assets resulting from operations	114,081,399	236,400,225		112,278,623	190,980,694

Increase in net assets from share transactions	82,124,163	1,308,316,041		426,862,206	1,002,005,050

Total increase in net assets	196,205,562	1,544,716,266		539,140,829	1,192,985,744
Net assets at beginning of period	1,544,727,801	11,535	(b)	1,192,997,279	11,535	(c)

Net assets at end of period	$1,740,933,363	$1,544,727,801		$1,732,138,108	$1,192,997,279

	Variable Portfolio – NFJ Dividend Value Fund				Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
	Six months ended		Year ended		Six months ended		Year ended
	June 30, 2011		December 31, 2010(a)		June 30, 2011		December 31, 2010(a)
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	7,863,694	93,292,643	138,511,675	1,321,266,919	36,683,818	432,144,570	105,880,806	1,017,520,952
Redemptions	(997,265)	(11,681,770)	(1,307,580)	(13,114,614)	(452,789)	(5,501,339)	(1,446,726)	(15,548,868)

Net increase	6,866,429	81,610,873	137,204,095	1,308,152,305	36,231,029	426,643,231	104,434,080	1,001,972,084

Class 2 shares
Subscriptions	45,919	546,891	19,811	205,387	19,529	233,965	3,373	35,146
Redemptions	(2,849)	(33,601)	(3,996)	(41,651)	(1,248)	(14,990)	(196)	(2,180)

Net increase	43,070	513,290	15,815	163,736	18,281	218,975	3,177	32,966

Total net increase	6,909,499	82,124,163	137,219,910	1,308,316,041	36,249,310	426,862,206	104,437,257	1,002,005,050

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

216  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

	Variable Portfolio –			Variable Portfolio –
	Partners Small Cap Growth Fund			PIMCO Mortgage-Backed Securities Fund
	Six months ended	Year ended		Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)		June 30, 2011	December 31, 2010(a)
	(Unaudited)			(Unaudited)
Operations
Net investment income (loss)	$(1,008,862)	$(563,456)		$11,780,658	$7,645,518
Net realized gain	28,353,359	3,998,478		2,298,744	17,429,097
Net change in unrealized appreciation (depreciation)	17,498,110	92,512,591		15,507,138	(1,502,633)

Net increase in net assets resulting from operations	44,842,607	95,947,613		29,586,540	23,571,982

Distributions to shareholders from:
Net investment income
Class 1	—	—		(9,730,376)	—
Class 2	—	—		(6,010)	—
Net realized gains
Class 1	—	—		(25,959,406)	—
Class 2	—	—		(18,977)	—

Total distributions to shareholders	—	—		(35,714,769)	—

Increase (decrease) in net assets from share transactions	(4,075,930)	387,802,684		127,361,061	1,064,634,356

Total increase in net assets	40,766,677	483,750,297		121,232,832	1,088,206,338
Net assets at beginning of period	483,761,830	11,533	(b)	1,088,217,873	11,535	(c)

Net assets at end of period	$524,528,507	$483,761,830		$1,209,450,705	$1,088,217,873

Undistributed net investment income	$—	$—		$11,721,011	$9,676,739

	Variable Portfolio – Partners Small Cap Growth Fund				Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
	Six months ended		Year ended		Six months ended		Year ended
	June 30, 2011		December 31, 2010(a)		June 30, 2011		December 31, 2010(a)
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,798,577	22,353,800	42,151,805	399,499,582	9,577,844	99,711,167	105,209,468	1,067,634,080
Distributions reinvested	—	—	—	—	3,454,964	35,689,782	—	—
Redemptions	(2,109,590)	(26,672,153)	(1,056,099)	(11,809,069)	(811,949)	(8,449,487)	(336,573)	(3,473,048)

Net increase (decrease)	(311,013)	(4,318,353)	41,095,706	387,690,513	12,220,859	126,951,462	104,872,895	1,064,161,032

Class 2 shares
Subscriptions	23,309	291,545	11,131	116,688	38,253	399,639	46,025	477,334
Distributions reinvested	—	—	—	—	2,424	24,987	—	—
Redemptions	(3,863)	(49,122)	(458)	(4,517)	(1,431)	(15,027)	(386)	(4,010)

Net increase	19,446	242,423	10,673	112,171	39,246	409,599	45,639	473,324

Total net increase (decrease)	(291,567)	(4,075,930)	41,106,379	387,802,684	12,260,105	127,361,061	104,918,534	1,064,634,356

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $5, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  217

Statement of Changes in Net Assets (continued)

	Variable Portfolio –		Variable Portfolio –
	Pyramis® International Equity Fund		Wells Fargo Short Duration Government Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)	June 30, 2011	December 31, 2010(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income	$16,112,970	$4,527,838	$11,356,789	$14,674,209
Net realized gain	42,875,467	26,108,055	4,350,298	3,944,902
Net change in unrealized appreciation	1,438,940	158,952,230	6,284,232	2,275,027

Net increase in net assets resulting from operations	60,427,377	189,588,123	21,991,319	20,894,138

Distributions to shareholders from:
Net investment income
Class 1	(17,994,225)	(3,701,326)	(14,675,044)	—
Class 2	(5,108)	(162)	(5,216)	—
Net realized gains
Class 1	(26,655,107)	—	(4,810,794)	—
Class 2	(8,789)	—	(2,031)	—

Total distributions to shareholders	(44,663,229)	(3,701,488)	(19,493,085)	—

Increase in net assets from share transactions	109,484,022	833,498,332	176,291,694	1,554,062,206

Total increase in net assets	125,248,170	1,019,384,967	178,789,928	1,574,956,344
Net assets at beginning of period	1,019,396,500	11,533 (b)	1,574,983,936	27,592	(c)

Net assets at end of period	$1,144,644,670	$1,019,396,500	$1,753,773,864	$1,574,983,936

Undistributed (excess of distributions over) net investment income	$(839,833)	$1,046,530	$11,350,740	$14,674,211

	Variable Portfolio – Pyramis® International Equity Fund				Variable Portfolio – Wells Fargo Short Duration Government Fund
	Six months ended		Year ended		Six months ended		Year ended
	June 30, 2011		December 31, 2010(a)		June 30, 2011		December 31, 2010(a)
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	6,309,312	74,579,680	93,037,813	880,031,435	16,280,483	166,653,282	154,988,922	1,559,124,467
Distributions reinvested	3,842,363	44,649,332	336,829	3,701,326	1,908,505	19,485,838	—	—
Redemptions	(832,824)	(10,051,945)	(5,280,853)	(50,314,314)	(988,184)	(10,090,229)	(544,833)	(5,525,466)

Net increase	9,318,851	109,177,067	88,093,789	833,418,447	17,200,804	176,048,891	154,444,089	1,553,599,001

Class 2 shares
Subscriptions	25,809	307,974	7,263	82,429	34,109	349,173	47,442	481,668
Distributions reinvested	1,199	13,897	14	162	711	7,247	—	—
Redemptions	(1,265)	(14,916)	(240)	(2,706)	(11,131)	(113,617)	(1,813)	(18,463)

Net increase	25,743	306,955	7,037	79,885	23,689	242,803	45,629	463,205

Total net increase	9,344,594	109,484,022	88,100,826	833,498,332	17,224,493	176,291,694	154,489,718	1,554,062,206

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $23,500 was contributed on April 20, 2010. The Fund had an increase in net assets resulting from operations of $55, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

218  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Columbia Variable Portfolio – Limited Duration Credit Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$10.27	$10.00

Income from investment operations:
Net investment income	0.15	0.18
Net realized and unrealized gain on investments	0.10	0.09

Total from investment operations	0.25	0.27

Net investment income	(0.14)	—
Net realized gains	(0.03)	—

Total distributions to shareholders	(0.17)	—

Net asset value, end of period	$10.35	$10.27

Total return	2.38%	2.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.59% (c)	0.61%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.54% (c)	0.54%	(c)

Net investment income	2.90% (c)	2.75%	(c)

Supplemental data
Net assets, end of period (in thousands)	$2,622,375	$2,370,410

Portfolio turnover(e)	58%	16%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.25	$10.00

Income from investment operations:
Net investment income	0.13	0.17
Net realized and unrealized gain on investments	0.11	0.08

Total from investment operations	0.24	0.25

Net investment income	(0.13)	—
Net realized gains	(0.03)	—

Total distributions to shareholders	(0.16)	—

Net asset value, end of period	$10.33	$10.25

Total return	2.29%	2.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.84% (c)	0.86%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.79% (c)	0.79%	(c)

Net investment income	2.63% (c)	2.64%	(c)

Supplemental data
Net assets, end of period (in thousands)	$3,345	$1,250

Portfolio turnover(e)	58%	16%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 56% for the six months ended June 30, 2011 and 10% for the year ended December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  219

Financial Highlights (continued)

Variable Portfolio – AllianceBernstein International Value Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.25	$10.00

Income from investment operations:
Net investment income	0.20	0.07
Net realized and unrealized gain on investments	0.07	1.27
Increase from payment by affiliate	—	0.00	(b)

Total from investment operations	0.27	1.34

Less distributions to shareholders from:
Net investment income	(0.20)	(0.09)
Net realized gains	(0.30)	—

Total distributions to shareholders	(0.50)	(0.09)

Net asset value, end of period	$11.02	$11.25

Total return	2.46%	13.53%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.01% (e)	1.04%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.94% (e)	0.92%	(e)

Net investment income	3.48% (e)	1.04%	(e)

Supplemental data
Net assets, end of period (in thousands)	$1,399,011	$1,254,171

Portfolio turnover	26%	29%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.24	$10.00

Income from investment operations:
Net investment income	0.20	0.02
Net realized and unrealized gain on investments	0.05	1.30
Increase from payment by affiliate	—	0.00	(b)

Total from investment operations	0.25	1.32

Less distributions to shareholders from:
Net investment income	(0.19)	(0.08)
Net realized gains	(0.30)	—

Total distributions to shareholders	(0.49)	(0.08)

Net asset value, end of period	$11.00	$11.24

Total return	2.27%	13.30%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.26% (e)	1.29%	(e)

Net expenses after fees waived or expenses reimbursed(e)	1.18% (e)	1.17%	(e)

Net investment income	3.58% (e)	0.28%	(e)

Supplemental data
Net assets, end of period (in thousands)	$1,285	$583

Portfolio turnover	26%	29%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	During the year ended December 31, 2010 , the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

220  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – American Century Diversified Bond Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$10.47	$10.15

Income from investment operations:
Net investment income	0.14	0.16
Net realized and unrealized gain on investments	0.13	0.16

Total from investment operations	0.27	0.32

Less distributions to shareholders from:
Net investment income	(0.11)	—
Net realized gains	(0.05)	—

Total distributions to shareholders	(0.16)	—

Net asset value, end of period	$10.58	$10.47

Total return	2.56%	3.15%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.60% (c)	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.56% (c)	0.55%	(c)

Net investment income	2.74% (c)	2.32%	(c)

Supplemental data
Net assets, end of period (in thousands)	$2,193,310	$1,997,905

Portfolio turnover	37%	66%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.46	$10.15

Income from investment operations:
Net investment income	0.13	0.15
Net realized and unrealized gain on investments	0.12	0.16

Total from investment operations	0.25	0.31

Less distributions to shareholders from:
Net investment income	(0.10)	—
Net realized gains	(0.05)	—

Total distributions to shareholders	(0.15)	—

Net asset value, end of period	$10.56	$10.46

Total return	2.35%	3.05%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.84% (c)	0.85%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.81% (c)	0.80%	(c)

Net investment income	2.50% (c)	2.22%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,525	$817

Portfolio turnover	37%	66%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  221

Financial Highlights (continued)

Variable Portfolio – American Century Growth Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.33	$10.00

Income from investment operations:
Net investment income	0.05	0.06
Net realized and unrealized gain on investments	0.59	1.27

Total from investment operations	0.64	1.33

Net asset value, end of period	$11.97	$11.33

Total return	5.65%	13.30%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75% (c)	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.70% (c)	0.70%	(c)

Net investment income	0.79% (c)	1.00%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,766,517	$1,781,141

Portfolio turnover	47%	56%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.31	$10.00

Income from investment operations:
Net investment income	0.03	0.09
Net realized and unrealized gain on investments	0.59	1.22

Total from investment operations	0.62	1.31

Net asset value, end of period	$11.93	$11.31

Total return	5.48%	13.10%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.00% (c)	1.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.95% (c)	0.95%	(c)

Net investment income	0.57% (c)	1.24%	(c)

Supplemental data
Net assets, end of period (in thousands)	$477	$197

Portfolio turnover	47%	56%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

222  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$12.31	$10.00

Income from investment operations:
Net investment income	0.10	0.04
Net realized and unrealized gain on investments	0.34	2.32
Increase from payments by affiliate	—	0.01

Total from investment operations	0.44	2.37

Less distributions to shareholders from:
Net investment income	(0.30)	(0.06)
Net realized gains	(0.16)	—

Total distributions to shareholders	(0.46)	(0.06)

Net asset value, end of period	$12.29	$12.31

Total return	3.63%	23.75%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.12% (d)	1.33%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.10% (d)	1.15%	(d)

Net investment income	1.61% (d)	0.63%	(d)

Supplemental data
Net assets, end of period (in thousands)	$545,588	$503,442

Portfolio turnover	14%	20%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$12.31	$10.00

Income from investment operations:
Net investment income	0.09	0.00	(f)
Net realized and unrealized gain on investments	0.35	2.35
Increase from payments by affiliate	—	0.01

Total from investment operations	0.44	2.36

Less distributions to shareholders from:
Net investment income	(0.29)	(0.05)
Net realized gains	(0.16)	—

Total distributions to shareholders	(0.45)	(0.05)

Net asset value, end of period	$12.30	$12.31

Total return	3.61%	23.63%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.36% (d)	1.48%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.34% (d)	1.40%	(d)

Net investment income	1.54% (d)	0.05%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3,282	$1,306

Portfolio turnover	14%	20%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(f)	Rounds to less than $0.01.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  223

Financial Highlights (continued)

Variable Portfolio – Columbia Wanger U.S. Equities Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.87		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		(0.01)
Net realized and unrealized gain on investments	1.33		1.88
Increase from payment by affiliate	—		0.00	(b)

Total from investment operations	1.31		1.87

Net asset value, end of period	$13.18		$11.87

Total return	11.04%		18.70%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.99%	(e)	1.06%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.96%	(e)	0.97%	(e)

Net investment income (loss)	(0.30%	)(e)	(0.09%	)(e)

Supplemental data
Net assets, end of period (in thousands)	$713,074		$656,773

Portfolio turnover	7%		17%

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.85		$10.00

Income from investment operations:
Net investment income (loss)	(0.03)		0.00	(b)
Net realized and unrealized gain on investments	1.32		1.85
Increase from payment by affiliate	—		0.00	(b)

Total from investment operations	1.29		1.85

Net asset value, end of period	$13.14		$11.85

Total return	10.89%		18.50%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.24%	(e)	1.31%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.20%	(e)	1.22%	(e)

Net investment income (loss)	(0.51%	)(e)	0.02%	(e)

Supplemental data
Net assets, end of period (in thousands)	$2,136		$779

Portfolio turnover	7%		17%

(a)	For the period from May 7, 2010 (when shares become available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

224  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$9.92	$9.62

Income from investment operations:
Net investment income	0.20	0.24
Net realized and unrealized gain (loss) on investments	(0.01)	0.06

Total from investment operations	0.19	0.30

Less distributions to shareholders from:
Net investment income	(0.19)	—
Net realized gains	(0.02)	—

Total distributions to shareholders	(0.21)	—

Net asset value, end of period	$9.90	$9.92

Total return	1.88%	3.12%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.78% (c)	0.83%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.63% (c)	0.58%	(c)

Net investment income	4.03% (c)	3.89%	(c)

Supplemental data
Net assets, end of period (in thousands)	$896,913	$788,430

Portfolio turnover	32%	19%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$9.83	$9.62

Income from investment operations:
Net investment income	0.18	0.25
Net realized and unrealized gain on investments	(0.01)	(0.04)

Total from investment operations	0.17	0.21

Less distributions to shareholders from:
Net investment income	(0.18)	—
Net realized gains	(0.02)	—

Total distributions to shareholders	(0.20)	—

Net asset value, end of period	$9.80	$9.83

Total return	1.71%	2.18%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03% (c)	1.08%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.90% (c)	0.83%	(c)

Net investment income	3.77% (c)	3.97%	(c)

Supplemental data
Net assets, end of period (in thousands)	$6,917	$1,735

Portfolio turnover	32%	19%

(a)	For the period from May 07, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  225

Financial Highlights (continued)

Variable Portfolio – Invesco International Growth Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.64		$10.00

Income from investment operations:
Net investment income	0.19		0.06
Net realized and unrealized gain on investments	0.55		1.63
Increase from payments by affiliate	0.00	(b)	0.01

Total from investment operations	0.74		1.70

Less distributions to shareholders from:
Net investment income	(0.17)		(0.06)
Net realized gains	(0.12)		—

Total distributions to shareholders	(0.29)		(0.06)

Net asset value, end of period	$12.09		$11.64

Total return	6.39%	(c)	17.11%	(d)

Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	0.99%	(f)	1.02%	(f)

Net expenses after fees waived or expenses reimbursed(g)	0.96%	(f)	0.96%	(f)

Net investment income	3.13%	(f)	0.87%	(f)

Supplemental data
Net assets, end of period (in thousands)	$1,848,665		$1,645,212

Portfolio turnover	14%		17%

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.63		$10.00

Income from investment operations:
Net investment income	0.17		0.02
Net realized and unrealized gain on investments	0.55		1.65
Increase from payments by affiliate	0.00	(b)	0.01

Total from investment operations	0.72		1.68

Less distributions to shareholders from:
Net investment income	(0.16)		(0.05)
Net realized gains	(0.12)		—

Total distributions to shareholders	(0.28)		(0.05)

Net asset value, end of period	$12.07		$11.63

Total return	6.21%	(c)	16.89%	(d)

Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed	1.24%	(f)	1.29%	(f)

Net expenses after fees waived or expenses reimbursed(g)	1.21%	(f)	1.21%	(f)

Net investment income	2.88%	(f)	0.30%	(f)

Supplemental data
Net assets, end of period (in thousands)	$1,275		$456

Portfolio turnover	14%		17%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	During the six months ended June 30, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.
(d)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

226  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – J.P. Morgan Core Bond Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$10.39	$10.00

Income from investment operations:
Net investment income	0.15	0.14
Net realized and unrealized gain on investments	0.15	0.25

Total from investment operations	0.30	0.39

Less distributions to shareholders from:
Net investment income	(0.13)	—
Net realized gains	(0.08)	—

Total distributions to shareholders	(0.21)	—

Net asset value, end of period	$10.48	$10.39

Total return	2.87%	3.90%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.60% (c)	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.56% (c)	0.55%	(c)

Net investment income	2.82% (c)	2.12%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,968,619	$1,791,928

Portfolio turnover	8%	78%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.37	$10.00

Income from investment operations:
Net investment income	0.13	0.15
Net realized and unrealized gain on investments	0.16	0.22

Total from investment operations	0.29	0.37

Net investment income	(0.12)	—
Net realized gains	(0.08)	—

Total distributions to shareholders	(0.20)	—

Net asset value, end of period	$10.46	$10.37

Total return	2.73%	3.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.85% (c)	0.87%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.81% (c)	0.80%	(c)

Net investment income	2.58% (c)	2.26%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,556	$1,173

Portfolio turnover	8%	78%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  227

Financial Highlights (continued)

Variable Portfolio – Jennison Mid Cap Growth Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.36	$10.00

Income from investment operations:
Net investment income	0.02	0.05
Net realized and unrealized gain on investments	1.06	1.31

Total from investment operations	1.08	1.36

Net asset value, end of period	$12.44	$11.36

Total return	9.51%	13.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.87% (c)	0.91%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.82% (c)	0.82%	(c)

Net investment income	0.34% (c)	0.81%	(c)

Supplemental data
Net assets, end of period (in thousands)	$942,752	$839,892

Portfolio turnover	22%	25%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.33	$10.00

Income from investment operations:
Net investment income	0.01	0.08
Net realized and unrealized gain on investments	1.05	1.25

Total from investment operations	1.06	1.33

Net asset value, end of period	$12.39	$11.33

Total return	9.36%	13.30%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.12% (c)	1.16%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.07% (c)	1.07%	(c)

Net investment income	0.14% (c)	1.20%	(c)

Supplemental data
Net assets, end of period (in thousands)	$661	$348

Portfolio turnover	22%	25%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

228  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – MFS Value Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$10.76	$10.00

Income from investment operations:
Net investment income	.10	.10
Net realized and unrealized gain on investments	.51	.66

Total from investment operations	.61	.76

Net asset value, end of period	$11.37	$10.76

Total return	5.67%	7.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75% (c)	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.67% (c)	0.64%	(c)

Net investment income	1.71% (c)	1.79%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,728,654	$1,534,188

Portfolio turnover	8%	13%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.75	$10.00

Income from investment operations:
Net investment income	.08	.11
Net realized and unrealized gain on investments	.51	.64

Total from investment operations	.59	.75

Net asset value, end of period	$11.34	$10.75

Total return	5.49%	7.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.00%(c )	1.04%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.93%(c )	0.89%	(c)

Net investment income	1.51%(c )	1.67%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,148	$365

Portfolio turnover	8%	13%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  229

Financial Highlights (continued)

Variable Portfolio – Marsico Growth Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$12.06	$10.00

Income from investment operations:
Net investment income	0.03	0.04
Net realized and unrealized gain on investments	0.65	2.02
Increase from payments by affiliate	—	0.00	(b)

Total from investment operations	0.68	2.06

Net asset value, end of period	$12.74	$12.06

Total return	5.64%	20.60%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.75% (e)	0.78%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.71% (e)	0.70%	(e)

Net investment income	0.48% (e)	0.64%	(e)

Supplemental data
Net assets, end of period (in thousands)	$1,762,131	$1,590,540

Portfolio turnover	37%	44%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$12.04	$10.00

Income from investment operations:
Net investment income	0.02	0.04
Net realized and unrealized gain on investments	0.65	2.00
Increase from payments by affiliate	—	0.00	(b)

Total from investment operations	0.67	2.04

Net asset value, end of period	$12.71	$12.04

Total return	5.56%	20.40%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.01% (e)	1.03%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.96% (e)	0.95%	(e)

Net investment income	0.31% (e)	0.51%	(e)

Supplemental data
Net assets, end of period (in thousands)	$1,618	$323

Portfolio turnover	37%	44%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

230  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Mondrian International Small Cap Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$12.46	$10.00

Income from investment operations:
Net investment income	0.16	0.12
Net realized and unrealized gain on investments	0.87	2.44

Total from investment operations	1.03	2.56

Less distributions to shareholders from:
Net investment income	(0.21)	(0.10)
Net realized gains	(0.27)	—

Total distributions to shareholders	(0.48)	(0.10)

Net asset value, end of period	$13.01	$12.46

Total return	8.33%	25.71%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%(c )	1.20%(c	)

Net expenses after fees waived or expenses reimbursed(d)	1.08%(c )	1.20%(c	)

Net investment income	2.55%(c )	1.69%(c	)

Supplemental data
Net assets, end of period (in thousands)	$329,115	$301,889

Portfolio turnover	13%	15%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$12.44	$10.00

Income from investment operations:
Net investment income	0.15	0.11
Net realized and unrealized gain on investments	0.87	2.41

Total from investment operations	1.02	2.52

Less distributions to shareholders from:
Net investment income	(0.19)	(0.08)
Net realized gains	(0.27)	—

Total distributions to shareholders	(0.46)	(0.08)

Net asset value, end of period	$13.00	$12.44

Total return	8.29%	25.29%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.32% (c)	1.43%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.32% (c)	1.43%	(c)

Net investment income	2.30% (c)	1.53%	(c)

Supplemental data
Net assets, end of period (in thousands)	$7	$6

Portfolio turnover	13%	15%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  231

Financial Highlights (continued)

Variable Portfolio – Morgan Stanley Global Real Estate Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.74	$10.00

Income from investment operations:
Net investment income	0.15	0.17
Net realized and unrealized gain on investments	0.48	1.56
Increase from payments by affiliate	—	0.01

Total from investment operations	0.63	1.74

Less distributions to shareholders from:
Net investment income	(0.48)	—
Net realized gains	(0.15)	—

Total distributions to shareholders	(0.63)	—

Net asset value, end of period	$11.74	$11.74

Total return	5.39%	17.40%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.00% (d)	1.11%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.87% (d)	0.86%	(d)

Net investment income	2.49% (d)	2.48%	(d)

Supplemental data
Net assets, end of period (in thousands)	$410,370	$369,366

Portfolio turnover	9%	14%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.71	$10.00

Income from investment operations:
Net investment income	0.15	0.16
Net realized and unrealized gain on investments	0.48	1.54
Increase from payments by affiliate	—	0.01

Total from investment operations	0.63	1.71

Less distributions to shareholders from:
Net investment income	(0.47)	—
Net realized gains	(0.15)	—

Total distributions to shareholders	(0.62)	—

Net asset value, end of period	$11.72	$11.71

Total return	5.39%	17.10%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.25% (d)	1.35%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.12% (d)	1.11%	(d)

Net investment income	2.51% (d)	2.16%	(d)

Supplemental data
Net assets, end of period (in thousands)	$2,516	$880

Portfolio turnover	9%	14%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

232  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – NFJ Dividend Value Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.26	$10.00

Income from investment operations:
Net investment income	0.19	0.25
Net realized and unrealized gain on investments	0.63	1.01

Total from investment operations	0.82	1.26

Net asset value, end of period	$12.08	$11.26

Total return	7.28%	12.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75% (c)	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.67% (c)	0.64%	(c)

Net investment income	3.27% (c)	3.73%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,740,218	$1,544,544

Portfolio turnover	18%	24%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.24	$10.00

Income from investment operations:
Net investment income	0.20	0.25
Net realized and unrealized gain on investments	0.61	0.99

Total from investment operations	0.81	1.24

Net asset value, end of period	$12.05	$11.24

Total return	7.21%	12.40%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.00% (c)	1.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.93% (c)	0.89%	(c)

Net investment income	3.35% (c)	3.69%	(c)

Supplemental data
Net assets, end of period (in thousands)	$715	$183

Portfolio turnover	18%	24%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  233

Financial Highlights (continued)

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.42		$10.00

Income from investment operations:
Net investment income	0.00	(b)	0.01
Net realized and unrealized gain on investments	0.89		1.41

Total from investment operations	0.89		1.42

Net asset value, end of period	$12.31		$11.42

Total return	7.79%		14.20%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.75%	(d)	0.80%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.72%	(d)	0.70%	(d)

Net investment income	0.06%	(d)	0.18%	(d)

Supplemental data
Net assets, end of period (in thousands)	$1,731,869		$1,192,955

Portfolio turnover	26%		109%

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.40		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		(0.01)
Net realized and unrealized gain on investments	0.88		1.41

Total from investment operations	0.87		1.40

Net asset value, end of period	$12.27		$11.40

Total return	7.63%		14.00%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.01%	(d)	1.04%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.97%	(d)	0.95%	(d)

Net investment income (loss)	(0.11%	)(d)	(0.12%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$269		$42

Portfolio turnover	26%		109%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

234  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Partners Small Cap Growth Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.77		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		(0.02)
Net realized and unrealized gain on investments	1.10		1.79

Total from investment operations	1.08		1.77

Net asset value, end of period	$12.85		$11.77

Total return	9.18%		17.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.02%	(c)	1.08%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.02%	(c)	1.07%	(c)

Net investment income (loss)	(0.40%	)(c)	(0.24%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$524,136		$483,631

Portfolio turnover	36%		43%

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.75		$10.00

Income from investment operations:
Net investment income (loss)	(0.04)		(0.03)
Net realized and unrealized gain on investments	1.10		1.78

Total from investment operations	1.06		1.75

Net asset value, end of period	$12.81		$11.75

Total return	9.02%		17.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.25%	(c)	1.34%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.25%	(c)	1.32%	(c)

Net investment income (loss)	(0.62%	)(c)	(0.40%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$392		$131

Portfolio turnover	36%		43%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  235

Financial Highlights (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$10.37	$10.00

Income from investment operations:
Net investment income	0.11	0.08
Net realized and unrealized gain on investments	0.15	0.29

Total from investment operations	0.26	0.37

Less distributions to shareholders from:
Net investment income	(0.08)	—
Net realized gains	(0.23)	—

Total distributions to shareholders	(0.31)	—

Net asset value, end of period	$10.32	$10.37

Total return	2.54%	3.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.62% (c)	0.68%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.55% (c)	0.55%	(c)

Net investment income	2.06% (c)	1.28%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,208,571	$1,087,790

Portfolio turnover	837%	1,403%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.36	$10.00

Income from investment operations:
Net investment income	0.10	0.08
Net realized and unrealized gain on investments	0.15	0.28

Total from investment operations	0.25	0.36

Less distributions to shareholders from:
Net investment income	(0.07)	—
Net realized gains	(0.23)	—

Total distributions to shareholders	(0.30)	—

Net asset value, end of period	$10.31	$10.36

Total return	2.42%	3.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86% (c)	0.95%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80% (c)	0.80%	(c)

Net investment income	1.88% (c)	1.25%	(c)

Supplemental data
Net assets, end of period (in thousands)	$880	$478

Portfolio turnover	837%	1,403%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

236  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Pyramis® International Equity Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$11.57	$10.00

Income from investment operations:
Net investment income	0.18	0.05
Net realized and unrealized gain on investments	0.48	1.56

Total from investment operations	0.66	1.61

Less distributions to shareholders from:
Net investment income	(0.20)	(0.04)

Net realized gains	(0.28)	—

Total distributions to shareholders	(0.48)	(0.04)

Net asset value, end of period	$11.75	$11.57

Total return	5.75%	16.14%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.01% (c)	1.06%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.96% (c)	0.96%	(c)

Net investment income	3.00% (c)	0.81%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,144,254	$1,019,309

Portfolio turnover	31%	43%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$11.56	$10.00

Income from investment operations:
Net investment income	0.19	0.02
Net realized and unrealized gain on investments	0.45	1.57

Total from investment operations	0.64	1.59

Less distributions to shareholders from:
Net investment income	(0.19)	(0.03)
Net realized gains	(0.28)	—

Total distributions to shareholders	(0.47)	(0.03)

Net asset value, end of period	$11.73	$11.56

Total return	5.56%	15.92%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.26% (c)	1.30%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.21% (c)	1.21%	(c)

Net investment income	3.19% (c)	0.22%	(c)

Supplemental data
Net assets, end of period (in thousands)	$390	$87

Portfolio turnover	31%	43%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  237

Financial Highlights (continued)

Variable Portfolio – Wells Fargo Short Duration Government Fund

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$10.19	$10.02

Income from investment operations:
Net investment income	0.07	0.11
Net realized and unrealized gain on investments	0.06	0.06

Total from investment operations	0.13	0.17

Less Distributions to shareholders from:
Net investment income	(0.08)	—
Net realized gains	(0.03)	—

Total distributions to shareholders	(0.11)	—

Net asset value, end of period	$10.21	$10.19

Total return	1.32%	1.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.60% (c)	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.56% (c)	0.55%	(c)

Net investment income	1.37% (c)	1.70%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,753,062	$1,574,515

Portfolio turnover	292%	360%

	Six months	Year ended
	ended June 30,	Dec. 31,
	2011	2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$10.17	$10.02

Income from investment operations:
Net investment income	0.06	0.10
Net realized and unrealized gain on investments	0.06	0.05

Total from investment operations	0.12	0.15

Less Distributions to shareholders from:
Net investment income	(0.07)	—
Net realized gains	(0.03)	—

Total distributions to shareholders	(0.10)	—

Net asset value, end of period	$10.19	$10.17

Total return	1.19%	1.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.85% (c)	0.86%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.81% (c)	0.80%	(c)

Net investment income	1.11% (c)	1.57%	(c)

Supplemental data
Net assets, end of period (in thousands)	$712	$469

Portfolio turnover	292%	360%

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense rations.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

238  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011 the Trust was named RiverSource Variable Series Trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Variable Portfolio – Limited Duration Credit Fund (formerly known as RiverSource Variable Portfolio – Limited Duration Bond Fund); Variable Portfolio – AllianceBernstein International Value Fund; Variable Portfolio – American Century Diversified Bond Fund; Variable Portfolio – American Century Growth Fund; Variable Portfolio – Columbia Wanger International Equities Fund; Variable Portfolio – Columbia Wanger U.S. Equities Fund; Variable Portfolio – Eaton Vance Floating-Rate Income Fund; Variable Portfolio – Invesco International Growth Fund; Variable Portfolio – J.P. Morgan Core Bond Fund; Variable Portfolio – Jennison Mid Cap Growth Fund; Variable Portfolio – MFS Value Fund; Variable Portfolio – Marsico Growth Fund; Variable Portfolio – Mondrian International Small Cap Fund; Variable Portfolio – Morgan Stanley Global Real Estate Fund; Variable Portfolio – NFJ Dividend Value Fund; Variable Portfolio – Nuveen Winslow Large Cap Growth Fund; Variable Portfolio – Partners Small Cap Growth Fund; Variable Portfolio – PIMCO Mortgage-Backed Securities Fund; Variable Portfolio – Pyramis® International Equity Fund; and Variable Portfolio – Wells Fargo Short Duration Government Fund. Reference to shares and shareholders within these financial statements refer to both shares and partners’ interests as well as shareholders and partners, respectively.

Each Fund, other than Variable Portfolio – Morgan Stanley Global Real Estate Fund, currently operates as a diversified fund. Variable Portfolio – Morgan Stanley Global Real Estate Fund is a non-diversified fund.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a qualified plan or buying a contract and making allocations to one or more Funds. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  239

Notes to Financial Statements (continued)

events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
Each Fund may invest in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the

240  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

period between the trade and settlement dates of the contract. The Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Foreign Currency Exchange Contracts	Funds
Settlement of purchases and sales of securities	Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — American Century Growth Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — Marsico Growth Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — Pyramis® International Equity Fund

Hedge the currency exposure associated with some or all of the Fund’s securities	Variable Portfolio — AllianceBernstein International Value Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — American Century Growth Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund

Shift foreign currency exposure back to U.S. dollars	Variable Portfolio — AllianceBernstein International Value Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund

Shift investment exposure from one currency to another	Variable Portfolio — AllianceBernstien International Value Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund

Shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio	Variable Portfolio — Morgan Stanley Global Real Estate Fund

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Funds will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
Produce incremental earnings	Variable Portfolio — AllianceBernstein International Value Fund, Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

Manage the duration and yield curve exposure of the Fund vs. the benchmark	Columbia Variable Portfolio — Limited Duration Credit Fund, Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

Manage exposure to movements in interest rates	Columbia Variable Portfolio — Limited Duration Credit Fund, Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

Manage exposure to the securities market	Variable Portfolio — AllianceBernstein International Value Fund

Maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Variable Portfolio — Pyramis® International Equity Fund

Upon entering into futures contracts, the Funds bear risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  241

Notes to Financial Statements (continued)

Upon entering into a futures contract, the Funds pledge cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on each Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio – Limited Duration Credit Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset Derivatives			Liability Derivatives
	Statement of Assets			Statement of Assets
Risk Exposure	and Liabilities			and Liabilities
Category	Location	Fair Value		Location	Fair Value
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	$229,988	*	Net assets — unrealized depreciation on futures contracts	$3,734,676	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Interest rate contracts	$(7,715,921)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Interest rate contracts	$(16,935,005)

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Futures contracts	18,354

242  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – AllianceBernstein International Value Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset Derivatives			Liability Derivatives
	Statement of Assets			Statement of Assets
Risk Exposure	and Liabilities			and Liabilities
Category	Location	Fair Value		Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$437,180	*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2,828,858		Unrealized depreciation on forward foreign currency exchange contracts	$2,419,273

Total		$3,266,038			$2,419,273

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Future Contracts	Total
Equity contracts	$—	$(102,408)	$(102,408)

Foreign exchange contracts	(3,939,427)	—	$(3,939,427)

Total	$(3,939,427)	$(102,408)	$(4,041,835)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Future Contracts	Total
Equity contracts	$—	$714,589	$714,589

Foreign exchange contracts	(1,593,734)	—	$(1,593,734)

Total	$(1,593,734)	$714,589	$(879,145)

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward foreign currency exchange contracts	272

Futures contracts	672

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  243

Notes to Financial Statements (continued)

Variable Portfolio – American Century Diversified Bond Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Risk Exposure	and Liabilities		and Liabilities
Category	Location	Fair Value	Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$217,532	Unrealized depreciation on forward foreign currency exchange contracts	$285,942

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$(2,856,016)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$(1,650,240)

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward foreign currency exchange contracts	26

Variable Portfolio – American Century Growth Fund

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$(479,302)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$97,011

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward foreign currency exchange contracts	34

244  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Columbia Wanger International Equities Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Risk Exposure	and Liabilities		and Liabilities
Category	Location	Fair Value	Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,801	Unrealized depreciation on forward foreign currency exchange contracts	$352

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$31,119

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$6,188

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward foreign currency exchange contracts	2,152

Variable Portfolio – Invesco International Growth Fund

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$403,674

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward foreign currency exchange contracts	322

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  245

Notes to Financial Statements (continued)

Variable Portfolio – MFS Value Fund

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$45,727

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward foreign currency exchange contracts	15

Variable Portfolio – Marsico Growth Fund

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$574

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward foreign currency exchange contracts	9

246  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Variable Portfolio – Mondrian International Small Cap Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Risk Exposure	and Liabilities		and Liabilities
Category	Location	Fair Value	Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,114	Unrealized depreciation on forward foreign currency exchange contracts	$74,013

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$(662,766)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$(76,467)

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward foreign currency exchange contracts	275

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$(4,707)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$7,632

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward foreign currency exchange contracts	347

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  247

Notes to Financial Statements (continued)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Interest rate contracts	$232,328

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Interest rate contracts	$—

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Futures contracts	114

Variable Portfolio – Pyramis® International Equity Fund

Fair Values of Derivative Instruments at June 30, 2011

	Asset Derivatives			Liability Derivatives
	Statement of Assets			Statement of Assets
Risk Exposure	and Liabilities			and Liabilities
Category	Location	Fair Value		Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$309,558	*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	6,756		Unrealized depreciation on forward foreign currency exchange contracts	$20,921

Total		$316,314			$20,921

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Future Contracts	Total
Equity contracts	$—	$1,445,517	$1,445,517

Foreign exchange contracts	(45,978)	—	$(45,978)

Total	$(45,978)	$1,445,517	$1,399,539

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Future Contracts	Total
Equity contracts	$—	$(166,257)	$(166,257)

Foreign exchange contracts	(21,889)	—	$(21,889)

Total	$(21,889)	$(166,257)	$(188,146)

248  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward foreign currency exchange contracts	1,033

Futures contracts	600

Repurchase Agreements
The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans
The senior loans acquired by the Funds typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments
The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. The Funds identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  249

Notes to Financial Statements (continued)

For financial reporting and tax purposes, the Funds treat “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon Columbia Management Investment Advisers, LLC’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Floating Rate Loans
Certain Funds invest primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Interest Only Securities
Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Principal Only Securities
Certain Funds may invest in Principal Only Securities (POs). POs are stripped mortgage backed securities entitled to receive most, if not all, of the principal from the underlying mortgage assets, but not the interest. The Fund assumes the risk, as the holder of a PO security, that it may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Certain Funds receive information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

250  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
For federal income tax purposes, each Fund is treated as a separate entity.

Variable Portfolio – American Century Growth Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Limited Duration Credit Fund, Variable Portfolio – AllianceBernstein International Value Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Variable Portfolio – Pyramis® International Equity Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund intend to qualify each year as separate “regulated investment companies” (RICs), under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes
The Funds may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Subaccounts
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed quarterly, when available, for Variable Portfolio – AllianceBernstein International Value Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Mondrian International Small Cap Fund and Variable Portfolio – Pyramis® International Equity Fund. Dividends from net investment income are declared and distributed annually, when available, for Columbia Variable Portfolio – Limited Duration Credit Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  251

Notes to Financial Statements (continued)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Funds. Day-to-day portfolio management for certain of the Funds is provided by the Funds’ subadvisers. See Subadvisory Agreements below. The management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The percentage range for each Fund and the percentage of each Fund’s average daily net assets for the six months ended June 30, 2011, was as follows:

			Management
Fund	Low	High	Fee %
Columbia Variable Portfolio – Limited Duration Credit Fund	0.29%	0.48%	0.46%
Variable Portfolio – AllianceBernstein International Value Fund	0.70	0.85	0.84
Variable Portfolio – American Century Diversified Bond Fund	0.40	0.48	0.46
Variable Portfolio – American Century Growth Fund	0.50	0.65	0.63
Variable Portfolio – Columbia Wanger International Equities Fund	0.85	0.95	0.92
Variable Portfolio – Columbia Wanger U.S. Equities Fund	0.80	0.90	0.85
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.53	0.63	0.63
Variable Portfolio – Invesco International Growth Fund	0.70	0.85	0.83
Variable Portfolio – J.P. Morgan Core Bond Fund	0.40	0.48	0.47
Variable Portfolio – Jennison Mid Cap Growth Fund	0.65	0.75	0.75
Variable Portfolio – MFS Value Fund	0.50	0.65	0.63
Variable Portfolio – Marsico Growth Fund	0.50	0.65	0.63
Variable Portfolio – Mondrian International Small Cap Fund	0.85	0.95	0.94
Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.75	0.85	0.85
Variable Portfolio – NFJ Dividend Value Fund	0.50	0.65	0.63
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	0.50	0.65	0.63
Variable Portfolio – Partners Small Cap Growth Fund	0.80	0.90	0.87
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	0.40	0.48	0.48
Variable Portfolio – Pyramis® International Equity Fund	0.70	0.85	0.85
Variable Portfolio – Wells Fargo Short Duration Government Fund	0.40	0.48	0.47

252  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Subadvisory Agreements
The Investment Manager contracts with and compensates subadvisers to manage the investment of certain Funds’ assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio – AllianceBernstein International Value Fund	AllianceBernstein L.P.
Variable Portfolio – American Century Diversified Bond Fund	American Century Investment Management, Inc.
Variable Portfolio – American Century Growth Fund	American Century Investment Management, Inc.
Variable Portfolio – Columbia Wanger International Equities Fund	Columbia Wanger Asset Management LLC*
Variable Portfolio – Columbia Wanger U.S. Equities Fund	Columbia Wanger Asset Management LLC*
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
Variable Portfolio – Invesco International Growth Fund	Invesco Advisers, Inc.
Variable Portfolio – J.P. Morgan Core Bond Fund	J.P Morgan Investment Management Inc.
Variable Portfolio – Jennison Mid Cap Growth Fund	Jennison Associates LLC
Variable Portfolio – MFS Value Fund	Massachusetts Financial Services Company
Variable Portfolio – Marsico Growth Fund	Marsico Capital Management, LLC
Variable Portfolio – Mondrian International Small Cap Fund	Mondrian Investment Partners Limited
Variable Portfolio – Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
Variable Portfolio – NFJ Dividend Value Fund	NFJ Investment Group LLC
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management, Inc.
Variable Portfolio – Partners Small Cap Growth Fund	TCW Investment Management Company
The London Company**
Wells Capital Management Incorporated
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	Pacific Investment Management Company LLC
Variable Portfolio – Pyramis® International Equity Fund	Pyramis Global Advisors, LLC
Variable Portfolio – Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

*	A wholly-owned subsidiary of the Investment Manager.
**	London Company of Virginia, doing business as The London Company.

New investments in Variable Portfolio – Partners Small Cap Growth Fund, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination of the allocation that is in the best interests of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines as each Fund’s net assets increase. The percentage range for each Fund and the percentage of each Fund’s average daily net assets for the six months ended June 30, 2011, was as follows:

			Administration
Fund	Low	High	Fee %
Columbia Variable Portfolio – Limited Duration Credit Fund	0.04%	0.07%	0.06%
Variable Portfolio – AllianceBernstein International Value Fund	0.05	0.08	0.08
Variable Portfolio – American Century Diversified Bond Fund	0.04	0.07	0.06
Variable Portfolio – American Century Growth Fund	0.03	0.06	0.05
Variable Portfolio – Columbia Wanger International Equities Fund	0.05	0.08	0.08
Variable Portfolio – Columbia Wanger U.S. Equities Fund	0.05	0.08	0.08
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.04	0.07	0.07
Variable Portfolio – Invesco International Growth Fund	0.05	0.08	0.07
Variable Portfolio – J.P. Morgan Core Bond Fund	0.04	0.07	0.06
Variable Portfolio – Jennison Mid Cap Growth Fund	0.03	0.06	0.06
Variable Portfolio – MFS Value Fund	0.03	0.06	0.06
Variable Portfolio – Marsico Growth Fund	0.03	0.06	0.06
Variable Portfolio – Mondrian International Small Cap Fund	0.05	0.08	0.08
Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.05	0.08	0.08
Variable Portfolio – NFJ Dividend Value Fund	0.03	0.06	0.06
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	0.03	0.06	0.06
Variable Portfolio – Partners Small Cap Growth Fund	0.05	0.08	0.08
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	0.04	0.07	0.07

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  253

Notes to Financial Statements (continued)

			Administration
Fund	Low	High	Fee %
Variable Portfolio – Pyramis® International Equity Fund	0.05	0.08	0.08
Variable Portfolio – Wells Fargo Short Duration Government Fund	0.04	0.07	0.07

Other Fees
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items for any Fund.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of each Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or certain other funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agency Fees
The Funds have a Transfer Agency Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee for each Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

Distribution Fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Funds don’t pay distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective April 30, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from each Fund’s custodian, do not exceed the annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1	Class 2
Columbia Variable Portfolio – Limited Duration Credit Fund	0.54%	0.79%
Variable Portfolio – AllianceBernstein International Value Fund	0.93	1.18
Variable Portfolio – American Century Diversified Bond Fund	0.70	0.95
Variable Portfolio – American Century Growth Fund	0.70	0.95
Variable Portfolio – Columbia Wanger International Equities Fund	1.01	1.26
Variable Portfolio – Columbia Wanger U.S. Equities Fund	0.97	1.22
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.73	0.98
Variable Portfolio – Invesco International Growth Fund	0.95	1.20
Variable Portfolio – J.P. Morgan Core Bond Fund	0.70	0.95
Variable Portfolio – Jennison Mid Cap Growth Fund	0.83	1.08
Variable Portfolio – MFS Value Fund	0.72	0.97
Variable Portfolio – Marsico Growth Fund	0.72	0.97
Variable Portfolio – Mondrian International Small Cap Fund	1.16	1.41
Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.89	1.14
Variable Portfolio – NFJ Dividend Value Fund	0.76	1.01
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	0.74	0.99
Variable Portfolio – Partners Small Cap Growth Fund	1.06	1.31
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	0.56	0.81
Variable Portfolio – Pyramis® International Equity Fund	0.95	1.20
Variable Portfolio – Wells Fargo Short Duration Government Fund	0.58	0.83

254  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Prior to April 30, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from each Fund’s custodian, did not exceed the annual rates as a percentage of the class’ average daily net assets:

Fund	Class 1	Class 2
Columbia Variable Portfolio – Limited Duration Credit Fund	0.54%	0.79%
Variable Portfolio – AllianceBernstein International Value Fund	0.92	1.17
Variable Portfolio – American Century Diversified Bond Fund	0.55	0.80
Variable Portfolio – American Century Growth Fund	0.70	0.95
Variable Portfolio – Columbia Wanger International Equities Fund	1.15	1.40
Variable Portfolio – Columbia Wanger U.S. Equities Fund	0.97	1.22
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.58	0.83
Variable Portfolio – Invesco International Growth Fund	0.96	1.21
Variable Portfolio – J.P. Morgan Core Bond Fund	0.55	0.80
Variable Portfolio – Jennison Mid Cap Growth Fund	0.82	1.07
Variable Portfolio – MFS Value Fund	0.64	0.89
Variable Portfolio – Marsico Growth Fund	0.70	0.95
Variable Portfolio – Mondrian International Small Cap Fund	1.31	1.56
Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.86	1.11
Variable Portfolio – NFJ Dividend Value Fund	0.64	0.89
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	0.70	0.95
Variable Portfolio – Partners Small Cap Growth Fund	1.07	1.32
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	0.55	0.80
Variable Portfolio – Pyramis® International Equity Fund	0.96	1.21
Variable Portfolio – Wells Fargo Short Duration Government Fund	0.55	0.80

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by each Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At June 30, 2011, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

	Tax	Gross unrealized	Gross unrealized	Net appreciation
Fund	cost	appreciation	depreciation	(depreciation)
Columbia Variable Portfolio – Limited Duration Credit Fund	$2,853,586,000	$45,023,000	$(2,104,000)	$42,919,000
Variable Portfolio – AllianceBernstein International Value Fund	1,389,199,000	161,198,000	(48,733,000)	112,465,000
Variable Portfolio – American Century Diversified Bond Fund	2,715,650,000	39,019,000	(7,885,000)	31,134,000
Variable Portfolio – Columbia Wanger International Equities Fund	513,638,000	110,273,000	(11,721,000)	98,552,000
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	919,193,000	7,356,000	(2,898,000)	4,458,000
Variable Portfolio – Invesco International Growth Fund	1,680,046,000	320,693,000	(10,632,000)	310,061,000
Variable Portfolio – J.P. Morgan Core Bond Fund	2,401,102,000	40,971,000	(6,954,000)	34,017,000
Variable Portfolio – Mondrian International Small Cap Fund	285,873,000	71,984,000	(1,772,000)	70,212,000
Variable Portfolio – Morgan Stanley Global Real Estate Fund	386,100,000	69,021,000	(1,316,000)	67,705,000
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	2,002,739,000	13,530,000	(4,271,000)	9,259,000
Variable Portfolio – Pyramis® International Equity Fund	1,032,769,000	173,060,000	(13,005,000)	160,055,000
Variable Portfolio – Wells Fargo Short Duration Government Fund	2,149,667,000	10,735,000	(2,176,000)	8,559,000

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  255

Notes to Financial Statements (continued)

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, post-October losses of $6,028,053 for Variable Portfolio – PIMCO Mortgage-Backed Securities Fund attributed to security transactions were deferred to January 1, 2011.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2011, the cost of purchases and proceeds from sales of securities, excluding short-term obligations but including any applicable mortgage dollar rolls, for each Fund aggregated to:

Fund	Purchases	Proceeds
Columbia Variable Portfolio – Limited Duration Credit Fund	$1,633,902,435	$1,416,738,642
Variable Portfolio – AllianceBernstein International Value Fund	470,826,794	341,587,146
Variable Portfolio – American Century Diversified Bond Fund	1,020,652,004	756,427,109
Variable Portfolio – American Century Growth Fund	821,854,302	913,273,077
Variable Portfolio – Columbia Wanger International Equities Fund	93,278,853	67,981,104
Variable Portfolio – Columbia Wanger U.S. Equities Fund	48,370,718	62,601,959
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	381,850,624	265,392,692
Variable Portfolio – Invesco International Growth Fund	293,958,066	231,651,891
Variable Portfolio – J.P. Morgan Core Bond Fund	331,225,949	149,591,493
Variable Portfolio – Jennison Mid Cap Growth Fund	218,785,143	192,008,213
Variable Portfolio – MFS Value Fund	234,390,840	126,853,525
Variable Portfolio – Marsico Growth Fund	644,911,038	601,119,345
Variable Portfolio – Mondrian International Small Cap Fund	40,720,366	39,693,647
Variable Portfolio – Morgan Stanley Global Real Estate Fund	59,040,958	33,540,178
Variable Portfolio – NFJ Dividend Value Fund	319,199,312	276,605,854
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	820,736,677	403,351,187
Variable Portfolio – Partners Small Cap Growth Fund	179,483,744	184,914,862
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	10,962,789,275	10,870,808,817
Variable Portfolio – Pyramis® International Equity Fund	400,558,681	323,665,862
Variable Portfolio – Wells Fargo Short Duration Government Fund	4,843,174,743	4,638,300,388

Note 6. Payments by Affiliates

During the six months ended June 30, 2011, the Investment Manager reimbursed Variable Portfolio — Invesco International Growth Fund $40,582 for a loss on a trading error.

Note 7. Commission Recapture

Variable Portfolio – Pyramis® International Equity Fund participated in the Pyramis Global Advisors’ commission recapture program (the Program). The Program generates rebates on a portion of portfolio trades. During the six months ended June 30, 2011, the Fund received cash rebates of $258,623 from the Program which are included in net realized gain or loss on investments in the Statement of Operations.

Note 8. Lending of Portfolio Securities

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Funds’ Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities

256  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, the value of the securities on loan and values of the cash collateral and U.S. government securities received as collateral was as follows:

	Securities	Cash Collateral	U.S. Government
Fund	Value	Value	Securities Value
Columbia Variable Portfolio – Limited Duration Credit Fund	$304,763,007	$302,708,300	$8,364,457
Variable Portfolio – AllianceBernstein International Value Fund	107,127,431	113,159,625	515,97
Variable Portfolio – American Century Diversified Bond Fund	387,326,857	383,616,609	11,858,497
Variable Portfolio – American Century Growth Fund	228,446,016	230,860,633	—
Variable Portfolio – Columbia Wanger International Equities Fund	64,543,753	66,811,186	52,816
Variable Portfolio – Columbia Wanger U.S. Equities Fund	172,345,598	174,584,097	—
Variable Portfolio – Invesco International Growth Fund	141,894,446	147,334,019	—
Variable Portfolio – J.P. Morgan Core Bond Fund	477,807,715	461,508,603	28,024,858
Variable Portfolio – Jennison Mid Cap Growth Fund	136,226,536	127,976,972	10,264,482
Variable Portfolio – MFS Value Fund	68,103,747	69,122,100	—
Variable Portfolio – Marsico Growth Fund	409,475,209	419,751,526	—
Variable Portfolio – Mondrian International Small Cap Fund	28,585,796	29,634,457	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund	39,273,576	40,618,500	—
Variable Portfolio – NFJ Dividend Value Fund	203,869,114	207,406,453	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	241,217,499	243,143,036	—
Variable Portfolio – Partners Small Cap Growth Fund	138,215,413	140,682,991	219,624
Variable Portfolio – Pyramis® International Equity Fund	46,561,923	48,672,689	—
Variable Portfolio – Wells Fargo Short Duration Government Fund	396,403,379	403,958,344	—

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Funds in connection with the securities lending program. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Funds receive income for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Funds continue to earn and accrue interest and dividends on the securities loaned.

Note 9. Affiliated Money Market Fund

Each Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of Class 1 and Class 2 shares for each Fund.

Note 11. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  257

Notes to Financial Statements (continued)

annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Funds had no borrowings during the six months ended June 30, 2011.

Note 12. Significant Risks

Floating Rate Loan Risk
Variable Portfolio – Eaton Vance Floating-Rate Income Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Non-Diversification Risk
Variable Portfolio – Morgan Stanley Global Real Estate Fund is a non-diversified fund. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. This Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Sector Focus Risk
Variable Portfolio – Partners Small Cap Growth Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Foreign Securities Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Small and Mid-sized Company Risk
Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small and medium size companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Real Estate Sector Risk
The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund’s portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

258  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  259

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is(are) set forth below. A vote is based on total dollar interest in the Fund.

For the Funds shown below:

To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

	Dollars	Dollars		Broker
	Voted “For”	Voted “Against”	Abstentions	Non-Votes
Columbia Variable Portfolio — Limited Duration Credit Fund	2,344,615,017.021	0.000	0.000	0.000
Variable Portfolio — AllianceBernstein International Value Fund	1,226,428,026.899	1,247.589	109,710.787	0.000
Variable Portfolio — American Century Diversified Bond Fund	1,972,732,429.310	0.000	0.000	0.000
Variable Portfolio — American Century Growth Fund	1,777,460,009.309	0.000	0.000	0.000
Variable Portfolio — Columbia Wanger International Equities Fund	490,899,908.570	980.665	126,730.078	0.000
Variable Portfolio — Columbia Wanger U.S. Equities Fund	656,423,448.968	1,914.714	115,561.026	0.000
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	778,912,974.413	225,302.631	84,624.084	0.000
Variable Portfolio — Invesco International Growth Fund	1,614,549,538.110	164,099.756	0.000	0.000
Variable Portfolio — J.P. Morgan Core Bond Fund	1,772,017,627.843	29,765.784	0.000	0.000
Variable Portfolio — Jennison Mid Cap Growth Fund	843,209,224.613	0.000	2,049.516	0.000
Variable Portfolio — MFS Value Fund	1,520,871,511.178	92,653.043	0.000	0.000
Variable Portfolio — Marsico Growth Fund	1,572,307,139.868	0.000	0.000	0.000
Variable Portfolio — Mondrian International Small Cap Fund	293,870,451.136	0.000	0.000	0.000
Variable Portfolio — Morgan Stanley Global Real Estate Fund	357,394,796.611	24,927.395	0.000	0.000
Variable Portfolio — NFJ Dividend Value Fund	1,523,933,139.307	0.000	10,469.782	0.000
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	1,185,759,218.853	0.000	0.000	0.000
Variable Portfolio — Partners Small Cap Growth Fund	486,064,712.711	0.000	0.000	0.000
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	1,073,438,517.931	41,918.492	0.000	0.000
Variable Portfolio — Pyramis® International Equity Fund	1,000,384,093.420	0.000	0.000	0.000
Variable Portfolio — Wells Fargo Short Duration Government Fund	1,560,182,199.370	0.000	0.000	0.000

260  VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT

Columbia Variable Portfolio – Limited Duration Credit Fund, Variable Portfolio – AllianceBernstein International Value Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – American Century Growth Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Variable Portfolio – Partners Small Cap Growth Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Variable Portfolio – Pyramis® International Equity Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund

To elect trustees to the Board.*

		Dollars	Dollars		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for election of trustees.

VARIABLE PORTFOLIO FUNDS — 2011 SEMIANNUAL REPORT  261

Variable Portfolio Funds
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. Variable Portfolio Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6547 C (8/11)

Semiannual Report

Columbia Variable Portfolio – International Opportunity Fund
(formerly known as Threadneedle Variable Portfolio – International Opportunity Fund)

Semiannual Report for the Period Ended June 30, 2011

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	2
Fund Expense Example	4
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Proxy Voting	26
Approval of Subadvisory Agreement	26
Results of Meeting of Shareholders	27

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Variable Portfolio (VP) – International Opportunity Fund (the Fund) Class 3 shares advanced 5.85% for the six months ended June 30, 2011.

>	The Fund outperformed its benchmark index, the Morgan Stanley Capital International (MSCI) EAFE Index, which advanced 5.35% for the same six-month period.

>	The Fund also outperformed its peer group, the Lipper International Large-Cap Core Funds Index which advanced 4.84% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

						Since
						inception
	6 months*	1 year	3 years	5 years	10 years	5/3/10
Columbia VP – International Opportunity Fund
Class 1	+5.92%	+34.54%	N/A	N/A	N/A	+18.09%

Class 2	+5.83%	+34.20%	N/A	N/A	N/A	+17.79%

Class 3	+5.85%	+34.31%	+0.27%	+3.02%	+5.06%	N/A

MSCI EAFE Index(1) (unmanaged)	+5.35%	+30.93%	-1.30%	+1.96%	+6.12%	+13.37%

Lipper International Large-Cap Core Funds Index(2) (unmanaged)	+4.84%	+31.15%	-2.38%	+1.46%	+5.06%	+12.78%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

2  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

COUNTRY BREAKDOWN(1) (at June 30, 2011)

Australia	3.7%

Belgium	1.0

Bermuda	1.5

Brazil	2.1

Canada	2.2

Cayman Islands	0.7

China	2.5

Denmark	1.1

Finland	1.5

France	7.5

Germany	14.1

Hong Kong	1.7

Indonesia	1.1

Italy	1.3

Japan	18.0

Korea	2.0

Luxembourg	0.3

Mexico	0.5

Netherlands	2.5

Norway	0.7

Singapore	1.3

Spain	2.7

Sweden	2.2

Switzerland	6.4

Taiwan	0.8

Turkey	0.5

United Kingdom	19.4

Other(2)	0.7

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Nestlé SA (Switzerland)	2.7%

BG Group PLC (United Kingdom)	2.0

Vodafone Group PLC (United Kingdom)	1.8

Fresenius Medical Care AG & Co. KGaA (Germany)	1.7

Rio Tinto PLC (United Kingdom)	1.7

HSBC Holdings PLC (United Kingdom)	1.6

GlaxoSmithKline PLC (United Kingdom)	1.6

BMW AG (Germany)	1.5

Siemens AG (Germany)	1.5

BASF SE (Germany)	1.4

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  3

Fund Expense Example
(Unaudited)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur, depending on the share class, ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class (if applicable). You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, (if applicable) and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

4  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class 1

Actual(b)	$1,000	$1,059.20	$5.26	1.03%

Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.16	1.03%

Class 2

Actual(b)	$1,000	$1,058.30	$6.63	1.30%

Hypothetical (5% return before expenses)	$1,000	$1,018.35	$6.51	1.30%

Class 3

Actual(b)	$1,000	$1,058.50	$6.12	1.20%

Hypothetical (5% return before expenses)	$1,000	$1,018.84	$6.01	1.20%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +5.92% for Class 1, +5.83% for Class 2 and +5.85% for Class 3.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments
Columbia VP – International Opportunity Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%

AUSTRALIA (3.7%)
Australia & New Zealand Banking Group Ltd.(a)	215,403	$5,106,093
BHP Billiton Ltd.(a)	106,800	5,047,468
Macquarie Group Ltd.(a)	74,534	2,514,440
Newcrest Mining Ltd.(a)	112,599	4,562,484
Rio Tinto Ltd.(a)(b)	31,148	2,788,019

Total		20,018,504

BELGIUM (1.0%)
Anheuser-Busch InBev NV(a)	92,867	5,386,842

BERMUDA (1.5%)
China Yurun Food Group Ltd.(a)(b)	688,000	1,945,358
Li & Fung Ltd.(a)	1,728,000	3,453,735
Seadrill Ltd. (a)	84,872	2,987,348

Total		8,386,441

BRAZIL (2.1%)
Itaú Unibanco Holding SA, ADR(a)	165,510	3,897,760
Lojas Renner SA(a)	98,800	3,767,397
MRV Engenharia e Participacoes SA(a)	226,800	1,900,839
Vale SA, ADR(a)	54,125	1,729,294

Total		11,295,290

CANADA (2.2%)
Canadian National Railway Co.(a)	50,800	4,063,157
CGI Group, Inc., Class A(a)(c)	199,800	4,932,592
Progressive Waste Solutions Ltd.(a)(b)	113,290	2,820,356

Total		11,816,105

CAYMAN ISLANDS (0.7%)
Tencent Holdings Ltd.(a)	147,400	4,022,898

CHINA (2.5%)
Agricultural Bank of China Ltd., Series H(a)(b)	4,943,000	2,610,035
China National Building Material Co., Ltd., Series H(a)(b)	1,652,000	3,261,437
Dongfeng Motor Group Co., Ltd., Series H(a)(b)	750,000	1,423,816
Ping An Insurance Group Co., Series H(a)(b)	226,500	2,349,185
Yanzhou Coal Mining Co., Ltd., Series H(a)	938,000	3,614,017

Total		13,258,490

DENMARK (1.1%)
Novo Nordisk A/S, Series B(a)	47,593	5,972,952

FINLAND (1.5%)
Fortum OYJ(a)	158,701	4,595,900
KONE OYJ, Series B(a)	54,515	3,425,449

Total		8,021,349

FRANCE (7.5%)
Air Liquide SA(a)	29,982	4,297,404
AXA SA(a)	202,905	4,610,782
BNP Paribas SA(a)	89,506	6,909,099
Edenred(a)	115,734	3,531,177
Legrand SA(a)	76,634	3,227,793
LVMH Moet Hennessy Louis Vuitton SA(a)(b)	21,934	3,947,321
Publicis Groupe SA(a)(b)	81,765	4,559,074
Safran SA(a)	85,457	3,649,604
Schneider Electric SA(a)	32,978	5,509,214

Total		40,241,468

GERMANY (12.3%)
Allianz SE(a)	38,504	5,378,736
BASF SE(a)	76,224	7,468,932
Bayer AG(a)	40,416	3,249,297
BMW AG(a)	81,732	8,155,611
E.ON AG(a)	166,020	4,715,164
Fresenius Medical Care AG & Co. KGaA(a)	121,937	9,115,427
Infineon Technologies AG(a)	365,770	4,111,825
Kabel Deutschland Holding AG(a)(c)	73,594	4,525,026
Linde AG(a)	23,068	4,044,353
SAP AG(a)	81,562	4,938,069
Siemens AG(a)	58,946	8,095,005
Wacker Chemie AG(a)	11,287	2,440,445

Total		66,237,890

HONG KONG (1.7%)
CNOOC Ltd.(a)	1,170,000	2,755,796
Hong Kong Exchanges and Clearing Ltd.(a)(b)	177,700	3,741,806
Sun Hung Kai Properties Ltd.(a)	174,000	2,543,458

Total		9,041,060

INDONESIA (1.1%)
PT Bank Mandiri Tbk(a)	6,824,472	5,748,193

ITALY (1.3%)
Fiat Industrial SpA(a)(c)	281,771	3,636,630
Saipem SpA(a)	60,780	3,137,788

Total		6,774,418

JAPAN (17.9%)
Asahi Glass Co., Ltd.(a)	40,000	468,091
Asahi Group Holdings Ltd.(a)	77,900	1,569,181
Asahi Kasei Corp.(a)	259,000	1,745,412
Asics Corp.(a)	56,000	835,874
Canon, Inc.(a)	54,350	2,585,230
Chiba Bank Ltd. (The)(a)(b)	162,000	1,013,841
East Japan Railway Co.(a)	29,600	1,695,216
Fanuc Corp.(a)	11,100	1,856,176
FUJIFILM Holdings Corp.(a)	15,800	492,786
Fujikura Ltd.(a)	160,000	733,174
Goldcrest Co., Ltd.(a)	39,340	818,231
Hankyu Hanshin Holdings, Inc.(a)	218,000	862,945
Hisamitsu Pharmaceutical Co., Inc.(a)	14,300	609,188
Hitachi Chemical Co., Ltd.(a)	49,100	974,107
Hitachi Ltd.(a)	269,000	1,596,516
Honda Motor Co., Ltd.(a)	106,900	4,118,529
Hoya Corp.(a)(b)	80,700	1,786,580
J Front Retailing Co., Ltd.(a)(b)	224,000	989,560
Jafco Co., Ltd.(a)	15,800	396,246
JFE Holdings, Inc.(a)	37,000	1,017,561
JSR Corp.(a)	24,000	465,196
JX Holdings, Inc.(a)	140,500	945,009
Kansai Electric Power Co., Inc. (The)(a)	49,700	989,711
Kawasaki Heavy Industries Ltd.(a)(b)	231,000	920,367
Kawasaki Kisen Kaisha Ltd.(a)(b)	288,000	1,006,892
Komatsu Ltd.(a)	61,200	1,910,856

The accompanying Notes to Financial Statements are an integral part of this statement.

6  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (cont.)
Kyocera Corp.(a)	16,500	$1,679,997
Lawson, Inc.(a)	28,000	1,468,908
Makita Corp.(a)	34,800	1,621,644
Mitsubishi Corp.(a)	77,900	1,945,775
Mitsubishi Electric Corp.(a)	210,000	2,439,383
Mitsubishi Estate Co., Ltd.(a)	109,000	1,912,945
Mitsubishi UFJ Financial Group, Inc.(a)(b)	800,400	3,900,618
Mitsui Fudosan Co., Ltd.(a)	95,000	1,636,175
Mizuho Financial Group, Inc.(a)	1,135,900	1,866,998
MS&AD Insurance Group Holdings, Inc.(a)	32,700	765,404
Nintendo Co., Ltd.(a)	5,000	938,941
Nippon Sheet Glass Co., Ltd.(a)(b)	305,000	948,325
Nippon Telegraph & Telephone Corp.(a)	24,500	1,181,680
Nissan Motor Co., Ltd.(a)(b)	218,900	2,300,467
Nomura Holdings, Inc.(a)	318,800	1,573,180
NTT DoCoMo, Inc.(a)	1,141	2,037,759
ORIX Corp.(a)	9,230	897,819
Osaka Gas Co., Ltd.(a)(b)	343,000	1,301,039
Santen Pharmaceutical Co., Ltd.(a)	44,700	1,812,135
Sekisui House Ltd.(a)	152,000	1,415,285
Seven & I Holdings Co., Ltd.(a)	72,600	1,952,503
Shin-Etsu Chemical Co., Ltd.(a)	44,500	2,385,279
Shiseido Co., Ltd.(a)(b)	46,900	875,440
Shizuoka Bank Ltd. (The)(a)(b)	52,000	478,134
SoftBank Corp.(a)	36,600	1,386,126
Sony Corp.(a)	53,000	1,398,419
Sumitomo Corp.(a)	127,200	1,730,462
Sumitomo Metal Industries Ltd.(a)	370,000	831,190
Sumitomo Metal Mining Co., Ltd.(a)	71,000	1,166,476
Sumitomo Mitsui Financial Group, Inc.(a)	81,000	2,497,610
Suzuki Motor Corp.(a)	40,600	915,187
Takeda Pharmaceutical Co., Ltd.(a)	17,400	804,174
The Dai-ichi Life Insurance Co., Ltd.(a)	490	687,146
THK Co., Ltd.(a)	58,900	1,505,284
Tokio Marine Holdings, Inc.(a)	44,800	1,254,149
Tokyo Electric Power Co., Inc. (The)(a)	32,200	130,350
Tokyo Electron Ltd.(a)	22,900	1,252,238
Tokyo Gas Co., Ltd.(a)	200,000	902,671
Toshiba Corp.(a)	79,000	416,515
Toyota Motor Corp.(a)	118,900	4,896,205
Ushio, Inc.(a)(b)	44,400	877,890
Yamada Denki Co., Ltd.(a)	15,360	1,251,526
Yamatake Corp.(a)	43,000	958,932

Total		96,600,858

KOREA (2.0%)
Hyundai Mobis(a)	14,465	5,442,527
Samsung Electronics Co., Ltd.(a)	6,585	5,118,056

Total		10,560,583

LUXEMBOURG (0.3%)
Evraz Group SA, GDR(a)(c)(d)	59,868	1,864,888

MEXICO (0.5%)
America Movil SAB de CV, Series L, ADR(a)	49,548	2,669,646

NETHERLANDS (2.5%)
ASML Holding NV(a)	71,713	2,641,463
European Aeronautic Defence and Space Co. NV(a)	121,825	4,077,416
ING Groep NV-CVA(a)(c)	567,903	6,991,068

Total		13,709,947

NORWAY (0.7%)
DnB NOR ASA(a)	268,314	3,739,880

SINGAPORE (1.3%)
Oversea-Chinese Banking Corp., Ltd.(a)	706,190	5,394,130
Singapore Airlines Ltd.(a)	146,000	1,689,836

Total		7,083,966

SPAIN (2.7%)
Amadeus IT Holding SA, Series A(a)(c)	208,760	4,332,113
Inditex SA(a)	35,848	3,266,735
Repsol YPF SA(a)(b)	207,825	7,214,974

Total		14,813,822

SWEDEN (2.2%)
Atlas Copco AB, Series A(a)	122,788	3,232,183
Svenska Handelsbanken AB, Series A(a)	105,689	3,259,964
Swedish Match AB(a)	156,255	5,239,626

Total		11,731,773

SWITZERLAND (6.3%)
Nestlé SA(a)	233,490	14,510,678
Novartis AG(a)	102,814	6,297,854
Swatch Group AG (The)(a)	70,569	6,337,151
UBS AG(a)(c)	389,709	7,105,845

Total		34,251,528

TAIWAN (0.8%)
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,621,149	4,085,717

TURKEY (0.5%)
Koc Holding AS(a)	409,133	1,759,549
Turkiye Garanti Bankasi AS(a)	212,487	963,589

Total		2,723,138

UNITED KINGDOM (19.4%)
ARM Holdings PLC(a)	183,401	1,730,776
BG Group PLC(a)	463,790	10,525,253
British American Tobacco PLC(a)	165,073	7,235,349
BT Group PLC(a)	1,542,126	4,987,199
Burberry Group PLC(a)	147,707	3,437,406
Carnival PLC(a)	71,419	2,765,877
GlaxoSmithKline PLC(a)	391,241	8,376,488
HSBC Holdings PLC(a)	876,954	8,703,783
Intercontinental Hotels Group PLC(a)	142,504	2,916,077
Legal & General Group PLC(a)	1,834,227	3,479,624
Persimmon PLC(a)	459,543	3,557,175
Prudential PLC(a)	418,368	4,834,513
Rio Tinto PLC(a)	123,237	8,881,730
Shire PLC(a)	173,309	5,410,065
Standard Chartered PLC(a)	151,944	3,994,470
Tullow Oil PLC(a)	225,245	4,482,689
Vodafone Group PLC(a)	3,579,856	9,497,300
Weir Group PLC (The)(a)	96,117	3,281,176
Xstrata PLC(a)	290,830	6,401,722

Total		104,498,672

Total Common Stocks
(Cost: $431,470,234)		$524,556,318

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Issuer	Shares	Value

Preferred Stocks 1.7%

GERMANY (1.7%)
Henkel AG & Co. KGaA(a)	48,568	$3,371,526
Volkswagen AG(a)	30,648	6,326,630

Total		9,698,156

Total Preferred Stocks
(Cost: $6,053,059)		$9,698,156

Money Market Fund 0.7%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	3,636,934	$3,636,934

Total Money Market Fund
(Cost: $3,636,934)		$3,636,934

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.9%

Asset-Backed Commercial Paper (0.2%)
Cancara Asset Securitisation LLC
07/19/11	0.250%	999,375	$999,375

Certificates of Deposit (1.5%)
Commerzbank AG
07/27/11	0.180%	1,000,000	1,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	5,000,000	5,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	2,000,000	2,000,000

Total			8,000,000

Money Market Fund (0.9%)
JPMorgan Prime Money Market Fund, 0.010%(e)		5,000,000	5,000,000

Other Short-Term Obligations (0.6%)
The Goldman Sachs Group, Inc.
07/19/11	0.300%	2,000,000	2,000,000
08/08/11	0.300%	1,000,000	1,000,000

Total			3,000,000

Repurchase Agreements (3.7%)
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004(g)	0.030%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(g)	0.120%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $9,938,826(g)	0.080%	9,938,804	9,938,804

Total			19,938,804

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $36,938,179) $36,938,179

Total Investments
(Cost: $478,098,406)			$574,829,587
Other Assets & Liabilities, Net			(35,824,448)

Net Assets			$539,005,139

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2011:

	Percentage of
Industry	net assets	Value
Aerospace & Defense	1.4%	$7,727,020
Airlines	0.3	1,689,836
Auto Components	1.0	5,442,527
Automobiles	5.2	28,136,445
Beverages	1.3	6,956,023
Building Products	0.3	1,416,417
Capital Markets	2.2	11,589,711
Chemicals	5.0	27,192,653
Commercial Banks	11.1	60,084,198
Commercial Services & Supplies	1.2	6,351,534
Computers & Peripherals	0.1	416,515
Construction Materials	0.6	3,261,437
Distributors	0.6	3,453,735
Diversified Financial Services	2.2	11,630,692
Diversified Telecommunication Services	1.1	6,168,878
Electric Utilities	1.9	10,431,125
Electrical Equipment	2.4	12,787,454
Electronic Equipment, Instruments & Components	1.2	6,514,811
Energy Equipment & Services	1.1	6,125,136
Food & Staples Retailing	0.6	3,421,410

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	net assets	Value
Food Products	3.1%	$16,456,035
Gas Utilities	0.4	2,203,710
Health Care Providers & Services	1.7	9,115,427
Hotels, Restaurants & Leisure	1.1	5,681,954
Household Durables	1.5	8,271,718
Industrial Conglomerates	2.0	10,717,499
Insurance	4.3	23,359,538
Internet Software & Services	0.7	4,022,898
IT Services	1.7	9,264,704
Machinery	4.0	21,389,765
Marine	0.2	1,006,892
Media	1.7	9,084,100
Metals & Mining	6.4	34,290,832
Multiline Retail	0.9	4,756,957
Office Electronics	0.5	2,585,230
Oil, Gas & Consumable Fuels	5.5	29,537,738
Personal Products	0.2	875,440
Pharmaceuticals	6.0	32,532,152
Real Estate Management & Development	1.3	6,910,810
Road & Rail	1.1	5,758,374
Semiconductors & Semiconductor Equipment	3.5	18,940,074
Software	1.1	5,877,011
Specialty Retail	0.8	4,518,262
Textiles, Apparel & Luxury Goods	2.7	14,557,752
Tobacco	2.3	12,474,976
Trading Companies & Distributors	0.7	3,676,237
Wireless Telecommunication Services	2.9	15,590,832
Other(1)	7.5	40,575,113

Total		$574,829,587

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 99.12% of net assets.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $1,864,888 or 0.35% of net assets.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(f)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales cost/			or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$3,286,537	$87,718,478	$(87,368,081)	$—	$3,636,934	$4,440	$3,636,934

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.030%)
Security Description	Value
Fannie Mae REMICS	$1,746,884
Fannie Mae-Aces	86,912
Freddie Mac REMICS	2,490,181
Government National Mortgage Association	776,023

Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$10,137,625

Total Market Value of Collateral Securities	$10,137,625

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$5,668,236	$71,908,583	$—	$77,576,819
Consumer Staples	—	40,183,885	—	40,183,885
Energy	—	35,662,874	—	35,662,874
Financials	3,897,761	109,677,188	—	113,574,949
Health Care	—	41,647,579	—	41,647,579
Industrials	6,883,514	65,637,514	—	72,521,028
Information Technology	4,932,592	42,688,651	—	47,621,243
Materials	1,729,294	59,644,102	—	61,373,396
Telecommunication Services	2,669,646	19,090,064	—	21,759,710
Utilities	—	12,634,835	—	12,634,835
Preferred Stocks
Consumer Discretionary	—	6,326,630	—	6,326,630
Consumer Staples	—	3,371,526	—	3,371,526

Total Equity Securities	25,781,043	508,473,431	—	534,254,474

Other
Affiliated Money Market Fund(c)	3,636,934	—	—	3,636,934
Investments of Cash Collateral Received for Securities on Loan	5,000,000	31,938,179	—	36,938,179

Total Other	8,636,934	31,938,179	—	40,575,113

Total	$34,417,977	$540,411,610	$—	$574,829,587

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $437,523,293)	$534,254,474
Affiliated issuers (identified cost $3,636,934)	3,636,934
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $16,999,375)	16,999,375
Repurchase agreements (identified cost $19,938,804)	19,938,804

Total investments (identified cost $478,098,406)	574,829,587
Foreign currency (identified cost $811,811)	816,699
Receivable for:
Investments sold	888
Dividends	1,025,177
Interest	17,544
Reclaims	1,048,706

Total assets	577,738,601

Liabilities
Disbursements in excess of cash	55,530
Due upon return of securities on loan	36,938,179
Payable for:
Investments purchased	293,550
Capital shares purchased	790,959
Investment management fees	341,111
Distribution fees	52,527
Transfer agent fees	26,055
Administration fees	34,625
Other expenses	200,926

Total liabilities	38,733,462

Net assets applicable to outstanding capital stock	$539,005,139

Represented by
Paid-in capital	$609,913,993
Excess of distributions over net investment income	(1,546,811)
Accumulated net realized loss	(166,268,421)
Unrealized appreciation (depreciation) on:
Investments	96,731,181
Foreign currency translations	175,197

Total — representing net assets applicable to outstanding capital stock	$539,005,139

*Value of securities on loan	$35,184,126

Net assets applicable to outstanding shares
Class 1	$20,224,110
Class 2	$2,709,470
Class 3	$516,071,559
Shares outstanding
Class 1	1,595,501
Class 2	214,074
Class 3	40,722,659
Net asset value per share
Class 1	$12.68
Class 2	$12.66
Class 3	$12.67

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  13

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$8,723,982
Interest	15
Dividends from affiliates	4,440
Income from securities lending — net	402,532
Foreign taxes withheld	(1,001,596)

Total income	8,129,373

Expenses:
Investment management fees	2,309,405
Distribution fees
Class 2	1,734
Class 3	325,308
Transfer agent fees
Class 1	2,036
Class 2	416
Class 3	156,142
Administration fees	210,645
Compensation of board members	5,739
Custodian fees	54,300
Printing and postage fees	70,500
Professional fees	20,221
Other	7,841

Total expenses	3,164,287

Net investment income	4,965,086

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	49,882,878
Foreign currency transactions	(377,316)
Forward foreign currency exchange contracts	229,392

Net realized gain	49,734,954
Net change in unrealized appreciation (depreciation) on:
Investments	(25,624,358)
Foreign currency translations	70,054

Net change in unrealized depreciation	(25,554,304)

Net realized and unrealized gain	24,180,650

Net increase in net assets resulting from operations	$29,145,736

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011	December 31, 2010(a)
	(Unaudited)
Operations
Net investment income	$4,965,086	$4,002,067
Net realized gain	49,734,954	23,367,495
Net change in unrealized appreciation (depreciation)	(25,554,304)	37,437,226

Net increase in net assets resulting from operations	29,145,736	64,806,788

Distributions to shareholders from:
Net investment income
Class 1	(161,274)	(47)
Class 2	(21,623)	(151)
Class 3	(4,712,316)	(7,376,259)

Total distributions to shareholders	(4,895,213)	(7,376,457)

Decrease in net assets from share transactions	(13,521,788)	(90,845,292)

Total increase (decrease) in net assets	10,728,735	(33,414,961)
Net assets at beginning of period	528,276,404	561,691,365

Net assets at end of period	$539,005,139	$528,276,404

Excess of distributions over net investment income	$(1,546,811)	$(1,149,367)

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	703	8,919	469	5,000
Fund merger	1,645,029	21,781,166	—	—
Distributions reinvested	12,892	161,274	5	47
Redemptions	(63,597)	(806,081)	—	—

Net increase	1,595,027	21,145,278	474	5,047

Class 2 shares
Subscriptions	51,354	637,941	44,306	512,447
Fund merger	153,570	2,032,009	—	—
Distributions reinvested	1,731	21,623	14	151
Redemptions	(36,791)	(459,502)	(110)	(1,299)

Net increase	169,864	2,232,071	44,210	511,299

Class 3 Shares
Subscriptions	19,964	244,506	597,882	6,504,984
Distributions reinvested	376,837	4,712,316	726,618	7,376,259
Redemptions	(3,350,822)	(41,855,959)	(9,819,524)	(105,242,881)

Net decrease	(2,954,021)	(36,899,137)	(8,495,024)	(91,361,638)

Total net decrease	(1,189,130)	(13,521,788)	(8,450,340)	(90,845,292)

(a)	Class 1 and Class 2 shares are for the period from May 3, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  15

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 1
Per share data
Net asset value, beginning of period	$12.09		$10.67

Income from investment operations:
Net investment income	0.21		0.03
Net realized and unrealized gain on investments	0.50		1.49

Total from investment operations	0.71		1.52

Less distributions to shareholders from:
Net investment income	(0.12)		(0.10)

Total distributions to shareholders	(0.12)		(0.10)

Net asset value, end of period	$12.68		$12.09

Total return	5.92%		14.47%

Ratios to average net assets(b)

Total expenses	1.03%	(c)	1.11%	(c)

Net investment income	3.39%	(c)	0.47%	(c)

Supplemental data
Net assets, end of period (in thousands)	$20,224		$6

Portfolio turnover	29%		76%

See accompanying Notes to Financial Highlights.

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(a)
	(Unaudited)
Class 2
Per share data
Net asset value, beginning of period	$12.07		$10.67

Income from investment operations:
Net investment income (loss)	0.16		(0.09)
Net realized and unrealized gain on investments	0.54		1.59

Total from investment operations	0.70		1.50

Less distributions to shareholders from:
Net investment income	(0.11)		(0.10)

Total distributions to shareholders	(0.11)		(0.10)

Net asset value, end of period	$12.66		$12.07

Total return	5.83%		14.24%

Ratios to average net assets(b)

Total expenses	1.30%	(c)	1.41%	(c)

Net investment income (loss)	2.58%	(c)	(1.15%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$2,709		$534

Portfolio turnover	29%		76%

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended								Year ended
	June 30,		Year ended Dec. 31,						Aug. 31,
	2011		2010	2009		2008	2007	2006(d)	2006
	(Unaudited)
Class 3
Per share data
Net asset value, beginning of period	$12.08		$10.77	$8.58		$14.71	$13.19	$12.24	$10.02

Income from investment operations:
Net investment income	0.11		0.08	0.14		0.27	0.13	0.02	0.12
Net realized and unrealized gain (loss) on investments	0.60		1.38	2.19		(6.12)	1.53	1.04	2.27

Total from investment operations	0.71		1.46	2.33		(5.85)	1.66	1.06	2.39

Less distributions to shareholders from:
Net investment income	(0.12)		(0.15)	(0.14)		(0.28)	(0.14)	(0.10)	(0.17)
Tax return of capital	—		—	—		—	—	(0.01)	—

Total distributions to shareholders	(0.12)		(0.15)	(0.14)		(0.28)	(0.14)	(0.11)	(0.17)

Proceeds from regulatory settlement	—		—	0.00	(e)	—	—	—	—

Net asset value, end of period	$12.67		$12.08	$10.77		$8.58	$14.71	$13.19	$12.24

Total return	5.85%		13.89%	27.54%	(f)	(40.43% )	12.68%	8.72%	23.82%

Ratios to average net assets(b)

Total expenses	1.20%	(c)	1.13%	1.16%		1.15%	1.01%	1.08% (c)	1.12%

Net investment income	1.86%	(c)	0.78%	1.57%		2.21%	0.94%	0.55% (c)	1.04%

Supplemental data
Net assets, end of period (in thousands)	$516,072		$527,737	$561,691		$535,029	$1,195,213	$1,310,729	$1,266,241

Portfolio turnover	29%		76%	90%		61%	94%	20%	74%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.
(e)	Rounds to less than $0.01.
(f)	During the year ended December 31, 2009, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  17

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – International Opportunity Fund (the Fund), formerly known as Threadneedle Variable Portfolio – International Opportunity Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2, and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

18  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements (continued)

or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$229,392

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended June 30, 2011
Contracts
Opened
Forward Foreign Currency Exchange Contracts	186

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year

20  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Subaccounts
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed quarterly, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Funds. Day-to-day portfolio management of the Fund is provided by the Fund’s subadviser. See Subadvisory Agreement below. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. Prior to April 30, 2011, the rate was also an annual fee that declined from 0.80% to 0.57% as the Fund’s net assets increased but the management fee rates payable at certain levels were higher. Also prior to April 30, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the Fund and the annualized performance of the Lipper International Large-Cap Core Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $233,958 for the six months ended June 30, 2011. The management fee for the six months ended June 30, 2011 was 0.87% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA. Effective April 30, 2011, the PIA was terminated.

Subadvisory Agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager compensates Threadneedle to manage the investments of the Fund’s assets.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee for the Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At June 30, 2011, the cost of investments for federal income tax purposes was approximately $478,098,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$109,621,000
Unrealized depreciation	(12,890,000)

Net unrealized appreciation	$96,731,000

The following capital loss carryforward, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2011	$21,881,478
2016	28,239,702
2017	148,996,565

Total	$199,117,745

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $154,699,420 and $181,838,077, respectively, for the six months ended June 30, 2011.

22  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Transactions to realign the Fund’s portfolio following the merger as described in Note 10 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $36,892,342 and $47,779,386, respectively.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $35,184,126 were on loan, secured by cash collateral of $36,938,179 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class 3 shares.

At June 30, 2011, the Investment Manager and/or affiliates owned approximately 96% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  23

Notes to Financial Statements (continued)

credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended June 30, 2011.

Note 10. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia International Fund, Variable Series (the acquired fund). The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $551,874,369 and the combined net assets immediately after the acquisition were $575,687,544.

The merger was accomplished by a tax-free exchange of 18,483,906 shares of the acquired fund valued at $23,813,175 (including $5,602,247 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	1,645,029
Class 2	153,570

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the six months ended June 30, 2011, would have been approximately $5.5 million, $49.6 million, $(23.7) million and $31.4 million, respectively.

Note 11. Significant Risks

Foreign Securities Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

24  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  25

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Subadvisory Agreement

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to Columba Variable Portfolio – International Opportunity Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management is responsible for the provision of investment advice and other services to the Fund. In addition, under a subadvisory agreement (the “Subadvisory Agreement”) between Columbia Management and Threadneedle International Limited (the “Subadviser”), the Subadviser provides portfolio management and related services for the Fund.

At an in-person meeting of the Fund’s Board of Trustees (the “Board”) held on April 12-14, 2011 (the “April Meeting”), independent legal counsel reviewed with the independent Board members (the “Independent Directors”) various factors relevant to the Board’s consideration of the Subadvisory Agreement and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Subadvisory Agreement.

Nature, Extent and Quality of Services Provided by the Subadviser:  The Board considered its analysis of various reports and presentations received by it or one or more of its committees detailing the services performed by the Subadviser as well as its history, reputation, expertise, resources and relative capabilities, and the qualifications of its personnel. The Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser’s investment strategy/style as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. The Board discussed the Subadviser’s affiliation with the investment manager (i.e., it is a wholly-owned subsidiary thereof). The Board also discussed the acceptability of the terms of the Subadvisory Agreement, including the relatively broad scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the investment manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Investment Performance:  For purposes of evaluating the nature, extent and quality of services provided under the Subadvisory Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Costs of Services Provided:  The Board reviewed the level of subadvisory fees, noting that the fees are paid by the investment manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was comparable to those charged by other subadvisers to similar funds managed by the investment manager.

Profitability and Economies of Scale to be Realized:  The Board recognized that, because the Subadviser’s fees are paid by Columbia Management and not the Fund, the analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the IMS Agreement, which was separately considered and approved at the Board’s meeting in September 2010.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that fees payable under the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. At the April Meeting, the Board, including all of the Independent Directors, approved the renewal of the Subadvisory Agreement.

26  COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1:  To elect trustees to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for the election of trustees.

Proposal 2:  To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
483,354,604.261	24,666,946.865	15,511,066.315	0.000

COLUMBIA VP – INTERNATIONAL OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  27

Columbia VP – International Opportunity Fund
(formerly known as Threadneedle VP – International Opportunity Fund)
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6494 A (8/11)

Semiannual Report

Columbia Variable Portfolio – S&P 500 Index Fund
(formerly known as RiverSource Variable Portfolio – S&P 500 Index Fund)

Semiannual Report for the Period Ended June 30, 2011

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	2
Fund Expense Example	4
Portfolio of Investments	6
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Proxy Voting	28
Results of Meeting of Shareholders	28

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Variable Portfolio (VP) – S&P 500 Index Fund (the Fund) Class 3 shares gained 5.69% for the six months ended June 30, 2011.

>	The Fund underperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500 Index), which rose 6.02% for the same six month period.

>	The Fund also underperformed its peer group, represented by the Lipper S&P 500 Objective Funds Index, which rose 5.95% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

						Since
						inception
	6 months*	1 year	3 years	5 years	10 years	4/25/11*
Columbia VP – S&P 500 Index Fund

Class 1	N/A	N/A	N/A	N/A	N/A	-0.76%

Class 2	N/A	N/A	N/A	N/A	N/A	-0.76%

Class 3	+5.69%	+30.00%	+2.99%	+2.56%	+2.29%	N/A

S&P 500 Index(1) (unmanaged)	+6.02%	+30.69%	+3.34%	+2.94%	+2.72%	+0.69%

Lipper S&P 500 Objective Funds Index(2) (unmanaged)	+5.95%	+30.35%	+3.15%	+2.74%	+2.47%	-0.73%

*	Not annualized.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1)	The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

2  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	10.7%

Consumer Staples	10.6

Energy	12.6

Financials	15.0

Health Care	11.6

Industrials	11.1

Information Technology	17.6

Materials	3.6

Telecommunication Services	3.1

Utilities	3.3

Other(2)	0.8

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Exxon Mobil Corp.	3.3%

Apple, Inc.	2.6

IBM Corp.	1.7

Chevron Corp.	1.7

General Electric Co.	1.7

Microsoft Corp.	1.6

AT&T, Inc.	1.5

Johnson & Johnson	1.5

Procter & Gamble Co. (The)	1.5

Pfizer, Inc.	1.4

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

“Standard & Poor’s®,” “S&P,” “S&P 500®” and “Standard & Poor’s 500®” are trademarks of the McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s or any of their subsidiaries or affiliates (the “Licensors”) and the Licensors make no representation regarding the advisability of investing in the Fund.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  3

Fund Expense Example
(Unaudited)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur, depending on the share class, ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund’s shareholders indirectly bear the expense of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class (if applicable). You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, (if applicable) and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

4  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011(a)	June 30, 2011	the period(b)	expense ratio
Class 1

Actual(c)	$1,000	$992.40	$0.67	.37%

Hypothetical (5% return before expenses)	$1,000	$1,022.96	$1.86	.37%

Class 2

Actual(c)	$1,000	$992.40	$1.12	.62%

Hypothetical (5% return before expenses)	$1,000	$1,021.72	$3.11	.62%

Class 3

Actual(d)	$1,000	$1,056.90	$2.75	.54%

Hypothetical (5% return before expenses)	$1,000	$1,022.12	$2.71	.54%

(a)	The beginning account values for Classes 1 and 2 are as of April 25, 2011 (commencement of operations) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Classes 1 and 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 66/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the period from April 25, 2011 (commencement of operations) to June 30, 2011: -0.76% for Class 1 and -0.76% for Class 2.
(d)	Based on the actual return for the six months ended June 30, 2011: +5.69% for Class 3.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments
Columbia VP — S&P 500 Index Fund

June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%

CONSUMER DISCRETIONARY 10.7%

Auto Components 0.3%
Goodyear Tire & Rubber Co. (The)(a)	4,654	$78,047
Johnson Controls, Inc.	12,942	539,164

Total		617,211

Automobiles 0.5%
Ford Motor Co.(a)	72,525	1,000,120
Harley-Davidson, Inc.(b)	4,507	184,652

Total		1,184,772

Distributors 0.1%
Genuine Parts Co.(b)	3,007	163,581

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A(a)	2,334	101,949
DeVry, Inc.	1,171	69,241
H&R Block, Inc.	5,837	93,626

Total		264,816

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.(c)	8,244	310,222
Chipotle Mexican Grill, Inc.(a)	605	186,455
Darden Restaurants, Inc.	2,594	129,077
International Game Technology	5,715	100,470
Marriott International, Inc., Class A(b)	5,410	192,001
McDonald’s Corp.	19,813	1,670,632
Starbucks Corp.	14,305	564,904
Starwood Hotels & Resorts Worldwide, Inc.	3,714	208,133
Wyndham Worldwide Corp.	3,248	109,295
Wynn Resorts Ltd.(b)	1,463	209,999
Yum! Brands, Inc.(b)	8,891	491,139

Total		4,172,327

Household Durables 0.4%
DR Horton, Inc.(b)	5,364	61,793
Fortune Brands, Inc.(b)	2,935	187,165
Harman International Industries, Inc.	1,345	61,292
Leggett & Platt, Inc.	2,726	66,460
Lennar Corp., Class A(b)	3,063	55,593
Newell Rubbermaid, Inc.	5,554	87,642
Pulte Group, Inc.(a)(b)	6,428	49,239
Stanley Black & Decker, Inc.	3,203	230,776
Whirlpool Corp.(b)	1,446	117,589

Total		917,549

Internet & Catalog Retail 1.0%
Amazon.com, Inc.(a)	6,819	1,394,417
Expedia, Inc.	3,819	110,713
Netflix, Inc.(a)(b)	824	216,457
priceline.com, Inc.(a)	953	487,869

Total		2,209,456

Leisure Equipment & Products 0.1%
Hasbro, Inc.	2,605	114,438
Mattel, Inc.(b)	6,635	182,396

Total		296,834

Media 3.3%
Cablevision Systems Corp., Class A	4,385	158,781
CBS Corp., Class B Non Voting	12,759	363,504
Comcast Corp., Class A	52,810	1,338,205
DIRECTV, Class A(a)	14,659	744,970
Discovery Communications, Inc., Class A(a)	5,329	218,276
Gannett Co., Inc.(b)	4,579	65,571
Interpublic Group of Companies, Inc. (The)	9,320	116,500
McGraw-Hill Companies, Inc. (The)	5,816	243,749
News Corp., Class A	43,618	772,039
Omnicom Group, Inc.	5,372	258,715
Scripps Networks Interactive, Inc., Class A	1,732	84,660
Time Warner Cable, Inc.	6,424	501,329
Time Warner, Inc.	20,432	743,112
Viacom, Inc., Class B	11,178	570,078
Walt Disney Co. (The)	36,080	1,408,563
Washington Post Co. (The), Class B	105	43,990

Total		7,632,042

Multiline Retail 0.7%
Big Lots, Inc.(a)	1,441	47,769
Family Dollar Stores, Inc.	2,341	123,043
JC Penney Co., Inc.(b)	4,081	140,958
Kohl’s Corp.	5,372	268,654
Macy’s, Inc.(b)	8,151	238,335
Nordstrom, Inc.	3,194	149,926
Sears Holdings Corp.(a)(b)	830	59,295
Target Corp.	13,162	617,430

Total		1,645,410

Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	1,684	112,693
AutoNation, Inc.(a)(b)	1,204	44,078
AutoZone, Inc.(a)	490	144,477
Bed Bath & Beyond, Inc.(a)	4,747	277,082
Best Buy Co., Inc.(b)	6,153	193,266
CarMax, Inc.(a)(b)	4,323	142,962
GameStop Corp., Class A(a)(b)	2,689	71,716
Gap, Inc. (The)(b)	7,449	134,827
Home Depot, Inc.	30,404	1,101,233
Limited Brands, Inc.	4,819	185,291
Lowe’s Companies, Inc.	24,849	579,230
O’Reilly Automotive, Inc.(a)	2,622	171,767
Ross Stores, Inc.	2,237	179,228
Staples, Inc.	13,613	215,085
Tiffany & Co.	2,431	190,882
TJX Companies, Inc.	7,364	386,831
Urban Outfitters, Inc.(a)(b)	2,368	66,659

Total		4,197,307

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	5,603	358,199
Nike, Inc., Class B	7,253	652,625
Polo Ralph Lauren Corp.	1,221	161,917
VF Corp.	1,666	180,861

Total		1,353,602

TOTAL CONSUMER DISCRECTIONARY		24,654,907

CONSUMER STAPLES 10.6%

Beverages 2.5%
Brown-Forman Corp., Class B(b)	1,972	147,289
Coca-Cola Co. (The)	43,694	2,940,169
Coca-Cola Enterprises, Inc.	6,209	181,179
Constellation Brands, Inc., Class A(a)	3,408	70,954
Dr. Pepper Snapple Group, Inc.	4,232	177,448
Molson Coors Brewing Co., Class B(b)	3,042	136,099
PepsiCo, Inc.	30,174	2,125,155

Total		5,778,293

The accompanying Notes to Financial Statements are an integral part of this statement.

6  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (cont.)
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	8,332	$676,892
CVS Caremark Corp.	25,897	973,209
Kroger Co. (The)	11,576	287,085
Safeway, Inc.(b)	6,750	157,747
SUPERVALU, Inc.(b)	4,046	38,073
SYSCO Corp.	11,144	347,470
Wal-Mart Stores, Inc.	36,458	1,937,378
Walgreen Co.	17,487	742,498
Whole Foods Market, Inc.(b)	2,839	180,135

Total		5,340,487

Food Products 1.8%
Archer-Daniels-Midland Co.	13,029	392,824
Campbell Soup Co.(b)	3,490	120,580
ConAgra Foods, Inc.	7,796	201,215
Dean Foods Co.(a)	3,491	42,835
General Mills, Inc.	12,199	454,047
Hershey Co. (The)	2,921	166,059
HJ Heinz Co.	6,144	327,352
Hormel Foods Corp.(b)	2,643	78,788
JM Smucker Co. (The)	2,220	169,697
Kellogg Co.	4,776	264,208
Kraft Foods, Inc., Class A	33,564	1,182,460
McCormick & Co., Inc.	2,532	125,511
Mead Johnson Nutrition Co.	3,913	264,323
Sara Lee Corp.	11,160	211,928
Tyson Foods, Inc., Class A	5,715	110,985

Total		4,112,812

Household Products 2.1%
Clorox Co.	2,534	170,893
Colgate-Palmolive Co.(b)	9,344	816,759
Kimberly-Clark Corp.	7,505	499,533
Procter & Gamble Co. (The)	53,286	3,387,391

Total		4,874,576

Personal Products 0.2%
Avon Products, Inc.	8,214	229,992
Estee Lauder Companies, Inc. (The), Class A	2,175	228,788

Total		458,780

Tobacco 1.7%
Altria Group, Inc.	39,968	1,055,555
Lorillard, Inc.(b)	2,739	298,195
Philip Morris International, Inc.	33,963	2,267,709
Reynolds American, Inc.	6,443	238,713

Total		3,860,172

TOTAL CONSUMER STAPLES		24,425,120

ENERGY 12.6%

Energy Equipment & Services 2.4%
Baker Hughes, Inc.	8,310	602,974
Cameron International Corp.(a)	4,680	235,357
Diamond Offshore Drilling, Inc.(b)	1,339	94,279
FMC Technologies, Inc.(a)(b)	4,598	205,945
Halliburton Co.	17,474	891,174
Helmerich & Payne, Inc.	2,044	135,149
Nabors Industries Ltd.(a)(c)	5,485	135,150
National Oilwell Varco, Inc.	8,076	631,624
Noble Corp.(c)	4,808	189,483
Rowan Companies, Inc.(a)	2,422	93,998
Schlumberger Ltd.(c)	25,913	2,238,883

Total		5,454,016

Oil, Gas & Consumable Fuels 10.2%
Alpha Natural Resources, Inc.(a)	4,325	196,528
Anadarko Petroleum Corp.	9,508	729,834
Apache Corp.	7,322	903,461
Cabot Oil & Gas Corp.	1,982	131,426
Chesapeake Energy Corp.	12,559	372,877
Chevron Corp.	38,373	3,946,279
ConocoPhillips	26,989	2,029,303
Consol Energy, Inc.	4,315	209,191
Denbury Resources, Inc.(a)	7,594	151,880
Devon Energy Corp.	8,083	637,021
El Paso Corp.	14,681	296,556
EOG Resources, Inc.	5,132	536,551
EQT Corp.	2,859	150,155
Exxon Mobil Corp.	94,036	7,652,650
Hess Corp.	5,778	431,963
Marathon Oil Corp.	13,597	716,290
Murphy Oil Corp.	3,694	242,548
Newfield Exploration Co.(a)	2,535	172,431
Noble Energy, Inc.	3,374	302,412
Occidental Petroleum Corp.	15,524	1,615,117
Peabody Energy Corp.	5,170	304,565
Pioneer Natural Resources Co.	2,228	199,562
QEP Resources, Inc.	3,366	140,800
Range Resources Corp.	3,078	170,829
Southwestern Energy Co.(a)	6,640	284,723
Spectra Energy Corp.	12,421	340,460
Sunoco, Inc.	2,313	96,475
Tesoro Corp.(a)(b)	2,744	62,865
Valero Energy Corp.	10,879	278,176
Williams Companies, Inc. (The)	11,225	339,556

Total		23,642,484

TOTAL ENERGY		29,096,500

FINANCIALS 15.0%

Capital Markets 2.3%
Ameriprise Financial, Inc.(d)	4,626	266,828
Bank of New York Mellon Corp. (The)	23,709	607,425
BlackRock, Inc.	1,840	352,930
Charles Schwab Corp. (The)	19,123	314,573
E*Trade Financial Corp.(a)	4,813	66,419
Federated Investors, Inc., Class B(b)	1,765	42,078
Franklin Resources, Inc.	2,764	362,886
Goldman Sachs Group, Inc. (The)	9,885	1,315,595
Invesco Ltd.(c)	8,821	206,411
Janus Capital Group, Inc.	3,553	33,540
Legg Mason, Inc.(b)	2,841	93,071
Morgan Stanley	29,488	678,519
Northern Trust Corp.	4,613	212,014
State Street Corp.(e)	9,635	434,442
T Rowe Price Group, Inc.	4,956	299,045

Total		5,285,776

Commercial Banks 2.7%
BB&T Corp.	13,305	357,106
Comerica, Inc.	3,379	116,812
Fifth Third Bancorp	17,529	223,495
First Horizon National Corp.	5,023	47,919
Huntington Bancshares, Inc.	16,485	108,142
KeyCorp	18,157	151,248
M&T Bank Corp.(b)	2,391	210,288
Marshall & Ilsley Corp.	10,112	80,593
PNC Financial Services Group, Inc.	10,039	598,425
Regions Financial Corp.	23,997	148,781
SunTrust Banks, Inc.	10,260	264,708
U.S. Bancorp	36,776	938,156
Wells Fargo & Co.	100,986	2,833,667

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (cont.)

Commercial Banks (cont.)
Zions Bancorporation(b)	3,519	$84,491

Total		6,163,831

Consumer Finance 0.8%
American Express Co.	19,968	1,032,346
Capital One Financial Corp.	8,759	452,578
Discover Financial Services	10,415	278,601
SLM Corp.	10,077	169,394

Total		1,932,919

Diversified Financial Services 3.7%
Bank of America Corp.	193,444	2,120,146
Citigroup, Inc.	55,760	2,321,847
CME Group, Inc.(b)	1,290	376,151
IntercontinentalExchange, Inc.(a)	1,392	173,596
JPMorgan Chase & Co.	75,864	3,105,872
Leucadia National Corp.(b)	3,791	129,273
Moody’s Corp.(b)	3,791	145,385
NASDAQ OMX Group, Inc. (The)(a)	2,859	72,333
NYSE Euronext	4,995	171,179

Total		8,615,782

Insurance 3.7%
ACE Ltd.(c)	6,433	423,420
Aflac, Inc.	8,925	416,619
Allstate Corp. (The)	9,976	304,567
American International Group, Inc.(a)(b)	8,324	244,060
AON Corp.	6,307	323,549
Assurant, Inc.	1,845	66,918
Berkshire Hathaway, Inc., Class B(a)	33,057	2,558,281
Chubb Corp.	5,585	349,677
Cincinnati Financial Corp.(b)	3,109	90,721
Genworth Financial, Inc., Class A(a)	9,364	96,262
Hartford Financial Services Group, Inc.	8,489	223,855
Lincoln National Corp.(b)	5,984	170,484
Loews Corp.	5,921	249,215
Marsh & McLennan Companies, Inc.	10,468	326,497
MetLife, Inc.	20,177	885,165
Principal Financial Group, Inc.	6,132	186,535
Progressive Corp. (The)(b)	12,469	266,587
Prudential Financial, Inc.	9,327	593,104
Torchmark Corp.	1,454	93,259
Travelers Companies, Inc. (The)	7,987	466,281
Unum Group	5,883	149,899
XL Group PLC(c)	5,917	130,056

Total		8,615,011

Real Estate Investment Trusts (REITs) 1.6%
Apartment Investment & Management Co., Class A	2,270	57,953
AvalonBay Communities, Inc.(b)	1,662	213,401
Boston Properties, Inc.(b)	2,786	295,762
Equity Residential	5,630	337,800
HCP, Inc.(b)	7,749	284,311
Health Care REIT, Inc.	3,375	176,951
Host Hotels & Resorts, Inc.	13,090	221,875
Kimco Realty Corp.(b)	7,770	144,833
Plum Creek Timber Co., Inc.(b)	3,087	125,147
ProLogis, Inc.	8,700	311,808
Public Storage	2,672	304,635
Simon Property Group, Inc.	5,589	649,609
Ventas, Inc.(b)	3,132	165,088
Vornado Realty Trust(b)	3,128	291,467
Weyerhaeuser Co.	10,273	224,568

Total		3,805,208

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A(a)(b)	5,566	139,762

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	10,052	82,326
People’s United Financial, Inc.	7,139	95,948

Total		178,274

TOTAL FINANCIALS		34,736,563

HEALTH CARE 11.6%

Biotechnology 1.2%
Amgen, Inc.(a)	17,750	1,035,713
Biogen Idec, Inc.(a)	4,620	493,970
Celgene Corp.(a)	8,826	532,384
Cephalon, Inc.(a)	1,459	116,574
Gilead Sciences, Inc.(a)	15,037	622,682

Total		2,801,323

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	10,901	650,681
Becton Dickinson and Co.	4,181	360,277
Boston Scientific Corp.(a)(b)	29,180	201,634
CareFusion Corp.(a)	4,259	115,717
Covidien PLC(c)	9,468	503,982
CR Bard, Inc.	1,646	180,829
DENTSPLY International, Inc.	2,693	102,549
Edwards Lifesciences Corp.(a)(b)	2,193	191,186
Intuitive Surgical, Inc.(a)	740	275,361
Medtronic, Inc.	20,406	786,243
St. Jude Medical, Inc.	6,283	299,573
Stryker Corp.(b)	6,375	374,149
Varian Medical Systems, Inc.(a)(b)	2,233	156,355
Zimmer Holdings, Inc.(a)	3,661	231,375

Total		4,429,911

Health Care Providers & Services 2.2%
Aetna, Inc.	7,257	319,961
AmerisourceBergen Corp.	5,227	216,398
Cardinal Health, Inc.	6,685	303,633
CIGNA Corp.(b)	5,169	265,842
Coventry Health Care, Inc.(a)	2,828	103,137
DaVita, Inc.(a)(b)	1,822	157,803
Express Scripts, Inc.(a)	10,096	544,982
Humana, Inc.	3,217	259,097
Laboratory Corp. of America Holdings(a)	1,912	185,062
McKesson Corp.	4,814	402,691
Medco Health Solutions, Inc.(a)	7,636	431,587
Patterson Companies, Inc.	1,838	60,452
Quest Diagnostics, Inc.	3,002	177,418
Tenet Healthcare Corp.(a)(b)	9,356	58,381
UnitedHealth Group, Inc.	20,682	1,066,778
WellPoint, Inc.	7,015	552,572

Total		5,105,794

Health Care Technology 0.1%
Cerner Corp.(a)(b)	2,752	168,175

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.(a)	6,656	340,188
Life Technologies Corp.(a)	3,419	178,028
PerkinElmer, Inc.(b)	2,158	58,072
Thermo Fisher Scientific, Inc.(a)	7,316	471,077
Waters Corp.(a)	1,750	167,545

Total		1,214,910

Pharmaceuticals 5.7%
Abbott Laboratories	29,669	1,561,183
Allergan, Inc.	5,823	484,765
Bristol-Myers Squibb Co.	32,571	943,256
Eli Lilly & Co.	19,453	730,071
Forest Laboratories, Inc.(a)	5,468	215,111

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (cont.)

Pharmaceuticals (cont.)
Hospira, Inc.(a)(b)	3,214	$182,105
Johnson & Johnson	52,336	3,481,391
Merck & Co., Inc.	58,924	2,079,428
Mylan, Inc.(a)(b)	8,382	206,784
Pfizer, Inc.	150,834	3,107,180
Watson Pharmaceuticals, Inc.(a)	2,410	165,639

Total		13,156,913

TOTAL HEALTH CARE		26,877,026

INDUSTRIALS 11.1%

Aerospace & Defense 2.8%
Boeing Co. (The)	14,104	1,042,709
General Dynamics Corp.	7,099	529,017
Goodrich Corp.(b)	2,386	227,863
Honeywell International, Inc.	15,030	895,638
ITT Corp.	3,519	207,375
L-3 Communications Holdings, Inc.	2,020	176,649
Lockheed Martin Corp.	5,441	440,558
Northrop Grumman Corp.	5,585	387,320
Precision Castparts Corp.	2,752	453,117
Raytheon Co.	6,807	339,329
Rockwell Collins, Inc.(b)	2,934	180,998
Textron, Inc.(b)	5,275	124,543
United Technologies Corp.	17,462	1,545,561

Total		6,550,677

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	3,119	245,902
Expeditors International of Washington, Inc.(b)	4,049	207,268
FedEx Corp.	6,017	570,713
United Parcel Service, Inc., Class B	18,830	1,373,272

Total		2,397,155

Airlines 0.1%
Southwest Airlines Co.	15,117	172,636

Building Products —%
Masco Corp.(b)	6,842	82,309

Commercial Services & Supplies 0.5%
Avery Dennison Corp.(b)	2,013	77,762
Cintas Corp.	2,403	79,371
Iron Mountain, Inc.(b)	3,827	130,462
Pitney Bowes, Inc.(b)	3,896	89,569
Republic Services, Inc.	5,795	178,776
RR Donnelley & Sons Co.(b)	3,573	70,067
Stericycle, Inc.(a)	1,636	145,800
Waste Management, Inc.(b)	9,041	336,958

Total		1,108,765

Construction & Engineering 0.2%
Fluor Corp.	3,320	214,671
Jacobs Engineering Group, Inc.(a)	2,426	104,925
Quanta Services, Inc.(a)(b)	4,131	83,446

Total		403,042

Electrical Equipment 0.5%
Emerson Electric Co.	14,357	807,581
Rockwell Automation, Inc.(b)	2,759	239,371
Roper Industries, Inc.	1,824	151,939

Total		1,198,891

Industrial Conglomerates 2.4%
3M Co.	13,571	1,287,209
General Electric Co.	202,467	3,818,528
Tyco International Ltd.(c)	8,964	443,091

Total		5,548,828

Machinery 2.4%
Caterpillar, Inc.	12,302	1,309,671
Cummins, Inc.(b)	3,753	388,398
Danaher Corp.	10,403	551,255
Deere & Co.	8,003	659,847
Dover Corp.	3,561	241,436
Eaton Corp.	6,523	335,608
Flowserve Corp.(b)	1,067	117,253
Illinois Tool Works, Inc.	9,544	539,141
Ingersoll-Rand PLC(c)	6,313	286,673
Joy Global, Inc.	2,001	190,575
PACCAR, Inc.(b)	6,967	355,944
Pall Corp.	2,206	124,043
Parker Hannifin Corp.	3,108	278,912
Snap-On, Inc.	1,110	69,353

Total		5,448,109

Professional Services 0.1%
Dun & Bradstreet Corp.	947	71,536
Equifax, Inc.	2,345	81,419
Robert Half International, Inc.(b)	2,791	75,441

Total		228,396

Road & Rail 0.9%
CSX Corp.	21,053	552,009
Norfolk Southern Corp.	6,754	506,077
Ryder System, Inc.	982	55,827
Union Pacific Corp.	9,362	977,393

Total		2,091,306

Trading Companies & Distributors 0.2%
Fastenal Co.(b)	5,621	202,300
WW Grainger, Inc.(b)	1,114	171,166

Total		373,466

TOTAL INDUSTRIALS		25,603,580

INFORMATION TECHNOLOGY 17.7%

Communications Equipment 2.0%
Cisco Systems, Inc.	105,007	1,639,159
F5 Networks, Inc.(a)	1,540	169,785
Harris Corp.	2,436	109,766
JDS Uniphase Corp.(a)(b)	4,329	72,121
Juniper Networks, Inc.(a)	10,184	320,796
Motorola Mobility Holdings, Inc.(a)(b)	5,626	123,997
Motorola Solutions, Inc.(a)	6,488	298,708
QUALCOMM, Inc.	31,877	1,810,295
Tellabs, Inc.(b)	6,946	32,021

Total		4,576,648

Computers & Peripherals 4.2%
Apple, Inc.(a)(e)	17,658	5,927,261
Dell, Inc.(a)	31,341	522,454
EMC Corp.(a)	39,275	1,082,026
Hewlett-Packard Co.	39,603	1,441,549
Lexmark International, Inc., Class A(a)	1,520	44,475
NetApp, Inc.(a)	7,019	370,463
SanDisk Corp.(a)	4,543	188,535
Western Digital Corp.(a)	4,426	161,018

Total		9,737,781

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	3,363	181,568
Corning, Inc.	29,965	543,865
FLIR Systems, Inc.	3,051	102,849
Jabil Circuit, Inc.	3,767	76,093
Molex, Inc.	2,658	68,497

Total		972,872

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (cont.)
Internet Software & Services 1.7%
Akamai Technologies, Inc.(a)	3,557	$111,939
eBay, Inc.(a)	21,810	703,809
Google, Inc., Class A(a)	4,788	2,424,547
Monster Worldwide, Inc.(a)(b)	2,478	36,328
VeriSign, Inc.	3,217	107,641
Yahoo!, Inc.(a)(b)	24,884	374,255

Total		3,758,519

IT Services 3.2%
Automatic Data Processing, Inc.	9,540	502,567
Cognizant Technology Solutions Corp., Class A(a)	5,818	426,692
Computer Sciences Corp.	2,969	112,703
Fidelity National Information Services, Inc.	5,145	158,415
Fiserv, Inc.(a)	2,747	172,045
IBM Corp.	23,134	3,968,638
Mastercard, Inc., Class A	1,788	538,796
Paychex, Inc.	6,139	188,590
SAIC, Inc.(a)(b)	5,320	89,482
Teradata Corp.(a)	3,224	194,085
Total System Services, Inc.(b)	3,093	57,468
Visa, Inc., Class A	9,141	770,221
Western Union Co. (The)	12,081	241,982

Total		7,421,684

Office Electronics 0.1%
Xerox Corp.(b)	26,762	278,592

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.(a)(b)	11,031	77,107
Altera Corp.(b)	6,141	284,635
Analog Devices, Inc.	5,727	224,155
Applied Materials, Inc.	25,174	327,514
Broadcom Corp., Class A(a)	9,120	306,797
First Solar, Inc.(a)(b)	1,028	135,973
Intel Corp.	101,213	2,242,880
KLA-Tencor Corp.	3,214	130,103
Linear Technology Corp.	4,360	143,967
LSI Corp.(a)	11,557	82,286
MEMC Electronic Materials, Inc.(a)(b)	4,405	37,575
Microchip Technology, Inc.(b)	3,639	137,954
Micron Technology, Inc.(a)	16,435	122,934
National Semiconductor Corp.	4,594	113,058
Novellus Systems, Inc.(a)(b)	1,702	61,510
NVIDIA Corp.(a)(b)	11,472	182,806
Teradyne, Inc.(a)	3,532	52,274
Texas Instruments, Inc.	22,179	728,137
Xilinx, Inc.(b)	5,081	185,304

Total		5,576,969

Software 3.7%
Adobe Systems, Inc.(a)(b)	9,620	302,549
Autodesk, Inc.(a)(b)	4,400	169,840
BMC Software, Inc.(a)	3,377	184,722
CA, Inc.	7,252	165,636
Citrix Systems, Inc.(a)	3,582	286,560
Compuware Corp.(a)(b)	4,156	40,563
Electronic Arts, Inc.(a)	6,340	149,624
Intuit, Inc.(a)	5,228	271,124
Microsoft Corp.	141,682	3,683,732
Oracle Corp.	74,399	2,448,471
Red Hat, Inc.(a)	3,685	169,141
Salesforce.com, Inc.(a)(b)	2,294	341,760
Symantec Corp.(a)	14,429	284,540

Total		8,498,262

TOTAL INFORMATION TECHNOLOGY		40,821,327

MATERIALS 3.6%

Chemicals 2.2%
Air Products & Chemicals, Inc.	4,055	387,577
Airgas, Inc.	1,328	93,013
CF Industries Holdings, Inc.	1,354	191,821
Dow Chemical Co. (The)	22,452	808,272
Eastman Chemical Co.	1,364	139,224
Ecolab, Inc.(b)	4,438	250,214
EI du Pont de Nemours & Co.	17,723	957,928
FMC Corp.	1,378	118,536
International Flavors & Fragrances, Inc.	1,528	98,159
Monsanto Co.	10,226	741,794
PPG Industries, Inc.	3,010	273,278
Praxair, Inc.	5,801	628,770
Sherwin-Williams Co. (The)(b)	1,690	141,740
Sigma-Aldrich Corp.(b)	2,330	170,975

Total		5,001,301

Construction Materials —%
Vulcan Materials Co.(b)	2,468	95,092

Containers & Packaging 0.1%
Ball Corp.(b)	3,217	123,726
Bemis Co., Inc.	2,013	67,999
Owens-Illinois, Inc.(a)(b)	3,122	80,579
Sealed Air Corp.(b)	3,070	73,035

Total		345,339

Metals & Mining 1.1%
AK Steel Holding Corp.(b)	2,098	33,065
Alcoa, Inc.	20,304	322,022
Allegheny Technologies, Inc.	2,024	128,463
Cliffs Natural Resources, Inc.	2,766	255,717
Freeport-McMoRan Copper & Gold, Inc.	18,096	957,278
Newmont Mining Corp.	9,434	509,153
Nucor Corp.	6,041	249,010
Titanium Metals Corp.(b)	1,729	31,675
United States Steel Corp.(b)	2,751	126,656

Total		2,613,039

Paper & Forest Products 0.2%
International Paper Co.	8,354	249,116
MeadWestvaco Corp.(b)	3,244	108,058

Total		357,174

TOTAL MATERIALS		8,411,945

TELECOMMUNICATION SERVICES 3.1%

Diversified Telecommunication Services 2.7%
AT&T, Inc.	113,053	3,550,996
CenturyLink, Inc.	11,476	463,975
Frontier Communications Corp.(b)	19,003	153,354
Verizon Communications, Inc.	54,021	2,011,202
Windstream Corp.(b)	9,729	126,088

Total		6,305,615

Wireless Telecommunication Services 0.4%
American Tower Corp., Class A(a)	7,583	396,591
MetroPCS Communications, Inc.(a)	5,072	87,289
Sprint Nextel Corp.(a)	57,121	307,882

Total		791,762

TOTAL TELECOMMUNICATION SERVICES		7,097,377

UTILITIES 3.3%

Electric Utilities 1.8%
American Electric Power Co., Inc.	9,209	346,995
Duke Energy Corp.(b)	25,405	478,376
Edison International	6,212	240,715
Entergy Corp.	3,386	231,196

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (cont.)

Electric Utilities (cont.)
Exelon Corp.	12,658	$542,269
FirstEnergy Corp.	7,993	352,891
NextEra Energy, Inc.(b)	8,053	462,725
Northeast Utilities(b)	3,379	118,839
Pepco Holdings, Inc.(b)	4,312	84,645
Pinnacle West Capital Corp.(b)	2,077	92,593
PPL Corp.	11,023	306,770
Progress Energy, Inc.	5,633	270,440
Southern Co.	16,210	654,560

Total		4,183,014

Gas Utilities 0.1%
Nicor, Inc.	882	48,281
Oneok, Inc.(b)	2,056	152,164

Total		200,445

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)(a)	12,541	159,772
Constellation Energy Group, Inc.	3,821	145,045
NRG Energy, Inc.(a)	4,593	112,896

Total		417,713

Multi-Utilities 1.3%
Ameren Corp.	4,593	132,462
CenterPoint Energy, Inc.	8,115	157,025
CMS Energy Corp.(b)	4,807	94,650
Consolidated Edison, Inc.	5,593	297,771
Dominion Resources, Inc.	10,986	530,294
DTE Energy Co.(b)	3,226	161,365
Integrys Energy Group, Inc.	1,479	76,671
NiSource, Inc.	5,344	108,216
PG&E Corp.	7,605	319,638
Public Service Enterprise Group, Inc.	9,663	315,400
SCANA Corp.	2,172	85,512
Sempra Energy	4,580	242,191
TECO Energy, Inc.(b)	4,097	77,392
Wisconsin Energy Corp.(b)	4,456	139,696
Xcel Energy, Inc.	9,242	224,581

Total		2,962,864

TOTAL UTILITIES		7,764,036

Total Common Stocks
(Cost: $183,596,540)		$229,488,381

	Shares	Value

Money Market Fund 0.8%

Columbia Short-Term Cash Fund, 0.166%(d)(f)	1,774,492	$1,774,492

Total Money Market Fund
(Cost: $1,774,492)		$1,774,492

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.9%

Money Market Fund 4.3%
JPMorgan Prime Money Market Fund, 0.010%(f)		10,000,000	$10,000,000

Repurchase Agreements 2.6%
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,955,251(g)	0.080%	5,955,238	5,955,238

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $15,955,238)			$15,955,238

Total Investments
(Cost: $201,326,270)			$247,218,111
Other Assets & Liabilities, Net			(16,167,868)

Net Assets			$231,050,243

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	6	$1,973,250	Sept. 2011	$48,279	$—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 2.11% of net assets.

(d)	Investments in affiliates during the period ended June 30, 2011:

	Beginning	Purchase	Proceeds	Realized	Ending	Dividends or
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Interest Income	Value
Ameriprise Financial, Inc.	$151,738	$10,293	$(27,653)	$14,908	$149,286	$1,933	$266,828
Columbia Short-Term Cash Fund	2,406,983	15,347,742	(15,980,233)	—	1,774,492	1,837	1,774,492

Total	$2,558,721	$15,358,035	$(16,007,886)	$14,908	$1,923,778	$3,770	$2,041,320

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(e)	At June 30, 2011, investments in securities included securities valued at $409,693 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.080%)
Security Description	Value
Freddie Mac Gold Pool	$6,074,370

Total Market Value of Collateral Securities	$6,074,370

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$24,654,907	$—	$—	$24,654,907
Consumer Staples	24,425,120	—	—	24,425,120
Energy	29,096,500	—	—	29,096,500
Financials	34,736,563	—	—	34,736,563
Health Care	26,877,026	—	—	26,877,026
Industrials	25,603,580	—	—	25,603,580
Information Technology	40,821,327	—	—	40,821,327
Materials	8,411,945	—	—	8,411,945
Telecommunication Services	7,097,377	—	—	7,097,377
Utilities	7,764,036	—	—	7,764,036

Total Equity Securities	229,488,381	—	—	229,488,381

Other
Affiliated Money Market Fund(c)	1,774,492	—	—	1,774,492
Investments of Cash Collateral Received for Securities on Loan	10,000,000	5,955,238	—	15,955,238

Total Other	11,774,492	5,955,238	—	17,729,730

Investments in Securities	241,262,873	5,955,238	—	247,218,111
Derivatives(d)
Assets
Futures Contracts	48,279	—	—	48,279

Total	$241,311,152	$5,955,238	$—	$247,266,390

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $183,596,540)	$229,488,381
Affiliated issuers (identified cost $1,774,492)	1,774,492
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $10,000,000)	10,000,000
Repurchase agreements (identified cost $5,955,238)	5,955,238

Total investments (identified cost $201,326,270)	247,218,111
Receivable for:
Capital shares sold	40,795
Investments sold	26,859
Dividends	292,849
Interest	2,461
Reclaims	39
Variation margin on futures contracts	16,800

Total assets	247,597,914

Liabilities
Disbursements in excess of cash	187
Due upon return of securities on loan	15,955,238
Payable for:
Investments purchased	4,029
Capital shares purchased	401,083
Investment management fees	18,679
Distribution fees	25,294
Transfer agent fees	11,207
Administration fees	18,679
Other expenses	113,275

Total liabilities	16,547,671

Net assets applicable to outstanding capital stock	$231,050,243

Represented by
Partners’ capital	$231,050,243

Total — representing net assets applicable to outstanding capital stock	$231,050,243

*Value of securities on loan	$15,828,755

Net assets applicable to outstanding shares
Class 1	$26,291
Class 2	$19,389,402
Class 3	$211,634,550
Shares outstanding
Class 1	2,888
Class 2	2,130,849
Class 3	23,247,592
Net asset value per share
Class 1	$9.10
Class 2	$9.10
Class 3	$9.10

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  15

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$2,169,573
Interest	11
Dividends from affiliates	3,770
Income from securities lending – net	18,425

Total income	2,191,779

Expenses:
Investment management fees	197,651
Distribution fees
Class 2	8,150
Class 3	135,236
Transfer agent fees
Class 1	2
Class 2	1,853
Class 3	64,911
Administration fees	82,717
Compensation of board members	2,726
Custodian fees	13,528
Printing and postage fees	59,292
Registration fees	12,308
Professional fees	1,107
Merger expense	44,332
Other	3,473

Total expenses	627,286

Net investment income	1,564,493

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,898,909
Futures contracts	103,074

Net realized gain	5,001,983
Net change in unrealized appreciation (depreciation) on:
Investments	5,103,382
Futures contracts	17,186

Net change in unrealized appreciation	5,120,568

Net realized and unrealized gain	10,122,551

Net increase in net assets resulting from operations	$11,687,044

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011(a)	December 31, 2010
	(Unaudited)
Operations
Net investment income	$1,564,493	$3,315,995
Net realized gain	5,001,983	5,152,033
Net change in unrealized appreciation	5,120,568	20,022,146

Net increase in net assets resulting from operations	11,687,044	28,490,174

Increase (decrease) in net assets from share transactions	3,099,505	(32,483,459)

Total increase (decrease) in net assets	14,786,549	(3,993,285)
Net assets at beginning of period	216,263,694	220,256,979

Net assets at end of period	$231,050,243	$216,263,694

	Six months ended
	June 30, 2011(a)		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	272	2,500	—	—
Fund merger	2,616	24,500	—	—

Net increase	2,888	27,000	—	—

Class 2 shares
Subscriptions	4,667	42,487	—	—
Fund merger	2,218,710	20,793,056	—	—
Redemptions	(92,528)	(844,028)	—	—

Net increase	2,130,849	19,991,515	—	—

Class 3 Shares
Subscriptions	163,024	1,467,452	949,974	7,339,778
Redemptions	(2,044,167)	(18,386,462)	(5,164,024)	(39,823,237)

Net decrease	(1,881,143)	(16,919,010)	(4,214,050)	(32,483,459)

Total net increase (decrease)	252,594	3,099,505	(4,214,050)	(32,483,459)

(a)	Class 1 and Class 2 shares are for the period from April 25, 2011 (commencement of operations) to June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  17

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six months ended
Per share data	June 30, 2011(a)
	(Unaudited)
Net asset value, beginning of period	$9.17

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain (loss) on investments(b)	(0.10)

Total from investment operations	(0.07)

Net asset value, end of period	$9.10

Total return	(0.76%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.37%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.37%	(d)

Net investment income	1.94%	(d)

Supplemental data
Net assets, end of period (in thousands)	$26

Portfolio turnover	2%

Class 2	Six months ended
Per share data	June 30, 2011(a)
	(Unaudited)
Net asset value, beginning of period	$9.17

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain (loss) on investments(b)	(0.10)

Total from investment operations	(0.07)

Net asset value, end of period	$9.10

Total return	(0.76%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.62%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.62%	(d)

Net investment income	1.70%	(d)

Supplemental data
Net assets, end of period (in thousands)	$19,389

Portfolio turnover	2%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

			Year ended Dec. 31,
Class 3	Six months ended								Year ended
Per share data	June 30, 2011		2010	2009	2008	2007	2006(f)		Aug. 31, 2006
	(Unaudited)
Net asset value, beginning of period	$8.61		$7.51	$5.96	$9.83	$9.59	$8.85		$8.30

Income from investment operations:
Net investment income	0.06		0.12	0.12	0.16	0.15	0.04		0.13
Net realized and unrealized gain (loss) on investments	0.43		0.98	1.43	(3.69)	0.33	0.77		0.57

Total from investment operations	0.49		1.10	1.55	(3.53)	0.48	0.81		0.70

Less distributions to shareholders from:
Net investment income	—		—	—	(0.01)	(0.17)	(0.03)		(0.13)
Net realized gains	—		—	—	(0.33)	(0.07)	(0.04)		(0.02)

Total distributions to shareholders	—		—	—	(0.34)	(0.24)	(0.07)		(0.15)

Net asset value, end of period	$9.10		$8.61	$7.51	$5.96	$9.83	$9.59		$8.85

Total return	5.69%		14.71%	26.00%	(37.10% )	5.01%	9.27%		8.38% (g)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.54%	(d)	0.54%	0.50%	0.54%	0.52%	0.51%	(d)	0.53%

Net expenses after fees waived or expenses reimbursed(e)	0.54%	(d)	0.53%	0.50%	0.51%	0.50% (h)	0.50%	(d)	0.50%

Net investment income	1.41%	(d)	1.58%	1.93%	1.79%	1.48%	1.44%	(d)	1.46%

Supplemental data
Net assets, end of period (in thousands)	$211,635		$216,264	$220,257	$193,189	$380,436	$391,850		$366,785

Portfolio turnover	2%		22%	31%	4%	4%	2%		6%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to June 30, 2011.
(b)	Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(f)	For the period from September 1, 2006 to December 31, 2006. In 2006, the Fund’s fiscal year end was changed from August 31 to December 31.
(g)	During the year ended August 31, 2006, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(h)	Prior to rounding, the ratio of net expenses to average net assets after expense waiver/reimbursement was 0.495% for the year ended December 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1.	Organization

Columbia Variable Portfolio – S&P 500 Index Fund (the Fund), formerly known as RiverSource Variable Portfolio – S&P 500 Index Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Prior to April 25, 2011, the Trust was named RiverSource Variable Series Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2, and Class 3 shares (Class 1 and Class 2 shares commenced operations on April 25, 2011) to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

20  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at June 30, 2011

	Asset derivatives
	Statement of Assets
Risk Exposure Category	and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$48,279	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Equity contracts	$103,074

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Future Contracts
Equity contracts	$17,186

Volume of Derivative Instruments for the Six Months Ended June 30, 2011
Contracts Opened
Futures contracts	74

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

22  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Federal Income Tax Status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 30, 2011, the management fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets. Prior to April 30, 2011, the rate was an annual fee that declined from 0.22% to 0.12% as the Fund’s net assets increased. The management fee for the six months ended June 30, 2011 was 0.18% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets. Effective April 30, 2011, the administration and accounting services fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets. Prior to April 30, 2011, the rate was an annual fee that declined from 0.06% to 0.03% as the Fund’s net assets increased. The fee for the six months ended June 30, 2011 was 0.074% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The fee for the Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  23

Notes to Financial Statements (continued)

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class 1	0.405%
Class 2	0.655
Class 3	0.530

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 9) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

Note 4.	Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $4,547,250 and $19,602,763, respectively, for the six months ended June 30, 2011.

Note 5.	Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $15,828,755 were on loan, secured by U.S. government securities valued at $107,324 and by cash collateral of $15,955,238 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided

24  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6.	Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7.	Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class 3 shares.

At June 30, 2011, the Investment Manager and/or affiliates owned approximately 92% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8.	Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended June 30, 2011.

Note 9.	Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia S&P 500 Index Fund, Variable Series (the acquired fund). The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $224,573,104 and the combined net assets immediately after the acquisition were $245,390,660.

The merger was accomplished by a tax-free exchange of 1,802,048 shares of the acquired fund valued at $20,817,556, (including $8,278,075 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	2,616
Class 2	2,218,710

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  25

Notes to Financial Statements (continued)

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended June 30, 2011, would have been approximately $1.8 million, $5.5 million, $6.3 million and $13.6 million, respectively.

Note 10.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

26  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT  27

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1:  To elect trustees to the Board.*

		Dollars	Dollars		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	85,723,672,111.561	2,169,894,258.822	0.000	0.000
02.	Edward J. Boudreau, Jr.	85,665,567,681.940	2,227,998,688.444	0.000	0.000
03.	Pamela G. Carlton	85,714,276,681.819	2,179,289,688.564	0.000	0.000
04.	William P. Carmichael	85,635,561,252.544	2,258,005,117.840	0.000	0.000
05.	Patricia M. Flynn	85,742,657,936.436	2,150,908,433.948	0.000	0.000
06.	William A. Hawkins	85,649,629,905.610	2,243,936,464.774	0.000	0.000
07.	R. Glenn Hilliard	85,655,583,419.535	2,237,982,950.849	0.000	0.000
08.	Stephen R. Lewis, Jr.	85,625,675,691.387	2,267,890,678.997	0.000	0.000
09.	John F. Maher	85,727,059,404.298	2,166,506,966.086	0.000	0.000
10.	John J. Nagorniak	85,674,655,532.070	2,218,910,838.314	0.000	0.000
11.	Catherine James Paglia	85,727,316,554.282	2,166,249,816.101	0.000	0.000
12.	Leroy C. Richie	85,645,229,747.358	2,248,336,623.026	0.000	0.000
13.	Anthony M. Santomero	85,658,841,948.032	2,234,724,422.352	0.000	0.000
14.	Minor M. Shaw	85,657,380,104.743	2,236,186,265.640	0.000	0.000
15.	Alison Taunton-Rigby	85,697,938,005.199	2,195,628,365.184	0.000	0.000
16.	William F. Truscott	85,694,166,549.407	2,199,399,820.976	0.000	0.000

*	All dollars of Columbia Funds Variable Series Trust II are voted together as a single class for the election of trustees.

Proposal 2:  To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
203,139,402.084	6,731,392.471	4,678,728.070	0.000

28  COLUMBIA VP – S&P 500 INDEX FUND — 2011 SEMIANNUAL REPORT

Columbia VP — S&P 500 Index Fund
(formerly known as RiverSource VP — S&P 500 Index Fund)
P.O. Box 8081
Boston, MA 02266-8081

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6463 A (8/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Columbia Funds Variable Series Trust II

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	August 19, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	August 19, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	August 19, 2011